              As filed with the Securities and Exchange Commission.

                                                      `33 Act File No. 333-28995
                                                      `40 Act File No. 811-08241
================================================================================
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NO. 15 [X]
                                                    --

                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                              AMENDMENT NO. 16 [X]
                                            --


                          NATIONWIDE VARIABLE ACCOUNT-9
                           (EXACT NAME OF REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, Part C, and Financial Statements.



It is proposed that this filing will become effective (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on October 5, 2001 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485


If appropriate check the following box:
[ X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information

N-4 ITEM                                                                                                 CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses.................................................Standard Charges & Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit..........................................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions...................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information.........................Calculation of Performance Information
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings..................................................................................Item 32

                        NATIONWIDE LIFE INSURANCE COMPANY

           Modified Single Premium Deferred Variable Annuity Contracts

       Issued by Nationwide Life Insurance Company through its Nationwide
                               Variable Account-9


                  The date of this prospectus is May 1, 2001.


------------------------------------------------------------------------------

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including mutual funds and other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.
-------------------------------------------------------------------------------

The following underlying mutual funds are available under the contracts:


AIM VARIABLE INSURANCE FUNDS
   -     AIM V.I. Balanced Fund: Class I
   -     AIM V.I. Blue Chip Fund: Class I
   -     AIM V.I. Capital Appreciation Fund: Class I
   -     AIM V.I. Growth and Income Fund: Class I
   -     AIM V.I. Value Fund: Class I


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
   -     American Century VP Income & Growth
   -     American Century VP International
   -     American Century VP Value


BB&T VARIABLE INSURANCE FUNDS
   -     BB&T Capital Appreciation Fund
   -     BB&T Capital Manager Aggressive Growth Fund
   -     BB&T Growth and Income Fund
   -     BB&T Large Company Growth Fund

DEUTSCHE VIT FUNDS
   -     NASDAQ 100 Index Fund


DREYFUS
   -     Dreyfus Investment Portfolios - European Equity Portfolio: Initial
         Shares
   -     The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
   -     Dreyfus Stock Index Fund, Inc.: Initial Shares
   - Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)


   -     Dreyfus Variable Investment Fund - International Value Portfolio:
         Initial Shares
   -     Dreyfus Variable Investment Fund - Small Cap Portfolio: Initial Shares


EVERGREEN VARIABLE TRUST
   -     Evergreen VA Blue Chip Fund
   -     Evergreen VA Capital Growth Fund
   -     Evergreen VA Equity Index Fund
   -     Evergreen VA Foundation Fund
   -     Evergreen VA Fund
   -     Evergreen VA Global Leaders Fund
   -     Evergreen VA Growth and Income Fund
   -     Evergreen VA International Growth Fund
   -     Evergreen VA Masters Fund
   -     Evergreen VA Omega Fund
   -     Evergreen VA Small Cap Value Fund
   -     Evergreen VA Special Equity Fund
   -     Evergreen VA Strategic Income Fund

FEDERATED INSURANCE SERIES
   -     Federated Quality Bond Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   -     VIP Equity-Income Portfolio: Service Class
   -     VIP Growth Portfolio: Service Class
   -     VIP High Income Portfolio: Service Class*
   -     VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   -     VIP II Contrafund(R) Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCT FUND III
   -     VIP III Growth Opportunities Portfolio: Service Class

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
   -     Capital Appreciation Portfolio
   -     Growth & Income Portfolio

JANUS ASPEN SERIES
   -     Capital Appreciation Portfolio: Service Shares
   -     Global Technology Portfolio: Service Shares
   -     International Growth Portfolio: Service Shares

MORGAN STANLEY
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
   -     Emerging Markets Debt Portfolio
   -     Mid Cap Growth Portfolio
   -     U.S. Real Estate Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
   -     Capital Appreciation Fund
   -     Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide(R)Mid Cap Index
         Fund) (formerly, Nationwide(R)Select Advisers Mid Cap Fund)
   -     Federated NSAT Equity Income Fund (formerly, Nationwide(R)Equity Income
         Fund)
   - Federated NSAT High Income Bond Fund* (formerly, Nationwide(R)High Income Bond Fund)
   -     Gartmore NSAT Emerging Markets Fund
   -     Gartmore NSAT Global Technology and Communications Fund
   -     Gartmore NSAT International Growth Fund
   -     Government Bond Fund
   -     J.P. Morgan NSAT Balanced Fund* (formerly, Nationwide(R)Balanced Fund)
   - MAS NSAT Multi Sector Bond Fund* (formerly, Nationwide(R)Multi Sector Bond Fund)
   -     Money Market Fund
   - Nationwide(R)Global 50 Fund (formerly, Nationwide(R)Global Equity Fund) (subadviser: J.P. Morgan Investment Management, Inc.)
   - Nationwide(R)Small Cap Growth Fund (formerly, Nationwide(R)Select Advisers Small Cap Growth Fund) (subadvisers: Miller, Anderson & Sherrerd, LLP, Neuberger Berman, LLC, and Waddell & Reed Investment Management Company)
   -     Nationwide(R)Small Cap Value Fund (subadviser: The Dreyfus Corporation)
   - Nationwide(R)Small Company Fund (subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc., and Waddell & Reed Investment Management Company)
   - Strong NSAT Mid Cap Growth Fund (formerly, Nationwide(R)Strategic Growth Fund)
   -     Total Return Fund
   -     Turner NSAT Growth Focus Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   -     AMT Guardian Portfolio
   -     AMT Mid-Cap Growth Portfolio*
   -     AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS

   - Oppenheimer Aggressive Growth Fund/VA (formerly, Oppenheimer Capital Appreciation Fund)
   -     Oppenheimer Capital Appreciation Fund/VA (formerly, Oppenheimer Growth
         Fund)
   -     Oppenheimer Global Securities Fund/VA
   - Oppenheimer Main Street Growth & Income Fund/VA (formerly, Oppenheimer Growth & Income Fund)

STRONG OPPORTUNITY FUND II, INC.

VAN ECK WORLDWIDE INSURANCE TRUST
   -     Worldwide Emerging Markets Fund
   -     Worldwide Hard Assets Fund

VICTORY VARIABLE INSURANCE FUNDS
   -     Diversified Stock Fund: Class A
   -     Small Company Opportunity Fund: Class A

W&R TARGET FUNDS, INC.
   -     Asset Strategy Portfolio
   -     Balanced Portfolio
   -     Bond Portfolio
   -     Core Equity Portfolio
   -     Growth Portfolio
   -     High Income Portfolio
   -     International Portfolio
   -     Limited-Term Bond Portfolio
   -     Money Market Portfolio
   -     Science and Technology Portfolio
   -     Small Cap Portfolio
   -     Value Portfolio

* These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999:

CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)
   -     Global Post-Venture Capital Portfolio (formerly, Warburg Pincus Trust -
   -     Post-Venture Capital Portfolio)
         International Equity Portfolio

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000:

CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)
   -     Value Portfolio (formerly, Growth & Income Portfolio)

NATIONWIDE SEPARATE ACCOUNT TRUST
   - Nationwide(R)Strategic Value Fund (subadviser: Strong Capital Management, Inc.)

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

--------------------------------------------------------------------------------
The Statement of Additional Information (dated May 1, 2001) which contains additional information about the contracts and the variable acocunt, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page __.
--------------------------------------------------------------------------------

For general information or to obtain FREE copies of the:

   -     Statement of Additional Information;
   - prospectus, annual report or semi-annual report for any underlying mutual fund;
   -     prospectus for the Guaranteed Term Options; or
   -     required Nationwide forms,


call:           1-800-848-6331
          TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, 01-05-P1
       COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   www.sec.gov

Information about this and other Best of America products can be found at:

                              www.bestofamerica.com

THIS ANNUITY:
   -     IS NOT A BANK DEPOSIT
   -     IS NOT FDIC INSURED
   -     IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
   -     IS NOT AVAILABLE IN EVERY STATE
   -     MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans that receive favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS..........................
SUMMARY OF STANDARD CONTRACT EXPENSES..............
ADDITIONAL CONTRACT OPTIONS........................
SUMMARY OF ADDITIONAL
     CONTRACT OPTIONS..............................
UNDERLYING MUTUAL FUND
     ANNUAL EXPENSES...............................
EXAMPLE............................................
SYNOPSIS OF THE CONTRACTS..........................
FINANCIAL STATEMENTS...............................
CONDENSED FINANCIAL INFORMATION....................
NATIONWIDE LIFE INSURANCE COMPANY..................
NATIONWIDE INVESTMENT SERVICES
     CORPORATION...................................
SECURITY DISTRIBUTORS, INC.........................
WADDELL & REED, INC................................
TYPES OF CONTRACTS.................................
     Non-Qualified Annuity Contracts
     Individual Retirement Annuities (IRAs)
     Simplified Employee Pension IRAs (SEP IRAs)
     Simple IRAs
     Roth IRAs
     Tax Sheltered Annuities
     Qualified Plans

INVESTING IN THE CONTRACT..........................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS....................
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS.
     Reduced Purchase Payment Option
     CDSC Options and Charges
     Death Benefit Options
     Guaranteed Minimum Income Benefit Options
     Extra Value Option
     Beneficiary Protector Option
CONTRACT OWNERSHIP.................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary
OPERATION OF THE CONTRACT..........................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE....................................

SURRENDER (REDEMPTION).............................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement
     Program or a Louisiana Optional Retirement Plan

LOAN PRIVILEGE.....................................
     Minimum & Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT.........................................

CONTRACT OWNER SERVICES............................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE..........................

ANNUITIZING THE CONTRACT...........................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options ("GMIB")
     Annuity Payment Options

DEATH BENEFITS.....................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS.............................
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities

     Required Distributions for Individual
       Retirement Annuities,
     SEP IRAs and Simple IRAs
     Required Distributions for Roth IRAs
     New Minimum Required Distribution Rules

FEDERAL TAX CONSIDERATIONS.........................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation
       Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes



STATEMENTS AND REPORTS..............................

LEGAL PROCEEDINGS...................................

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY.....

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
INFORMATION ........................................

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS..

APPENDIX B: CONDENSED FINANCIAL INFORMATION.........

SUMMARY OF STANDARD CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless:

   -     the contract owner meets an available exception under the contract; or

   - a contract owner has replaced a standard benefit with an available option for an additional charge.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered)............................7%(1)

Range of CDSC over time:

NUMBER OF COMPLETED YEARS FROM            CDSC
   DATE OF PURCHASE PAYMENT            PERCENTAGE
               0                           7%
               1                           7%
               2                           6%
               3                           5%
               4                           4%
               5                           3%
               6                           2%
               7                           0%

(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:

         (1) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver);or

         (2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

The Internal Revenue Code may impose restrictions on withdrawals for contracts issued as Tax Sheltered Annuities.


VARIABLE ACCOUNT CHARGES(2)
(annualized rate of variable account charges as a percentage of the daily net assets)

Mortality and Expense Risk Charges.....................0.95%
     Total Variable Account Charges....................0.95%(3)

(2) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

(3) Charges shown include the Five-Year Reset Death Benefit that is standard to every contract (see "Death Benefit Payment").

MAXIMUM LOAN PROCESSING FEE...............................$25

Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").

ADDITIONAL CONTRACT OPTIONS

For an additional charge, the following options are available to contract owners (upon approval by state insurance authorities). These options must be elected at the time of application unless otherwise stated, and will replace the corresponding standard contract benefits.

If the contract owner chooses one or more of the following optional benefits, a corresponding charge will be deducted. Charges for the optional benefits are IN ADDITION TO the standard variable account charges. Except as otherwise noted, optional benefit charges will only apply to allocations made to the variable account and are charged as a percentage of the average variable account value.

REDUCED PURCHASE PAYMENT OPTION

For an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option in not available to contracts issued as Investment-only Contracts.

    Reduced Purchase Payment Option...........0.25%
       Total Variable Account Charges
       (including Reduced Purchase Payment Option
       only) .................................1.20%

FIVE YEAR CDSC OPTION

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, an applicant can receive a five year CDSC schedule, instead of the standard seven year CDSC schedule.

   Five Year CDSC Option .......................0.15%
     Total Variable Account Charges
     (including Five Year CDSC
     Option only)...............................1.10%



Range of Five Year CDSC over time:

  NUMBER OF COMPLETED YEARS FROM           CDSC
     DATE OF PURCHASE PAYMENT           PERCENTAGE
                 0                          7%
                 1                          7%
                 2                          6%
                 3                          4%
                 4                          2%
                 5                          0%

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

CDSC WAIVER OPTIONS

ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER

For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, an applicant can receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract (see "CDSC Options and Charges").

     Additional Withdrawal Without
     Charge and Disability Waiver ..............0.10%
       Total Variable Account Charges (including
         Additional Withdrawal Without Charge and
         Disability Waiver only) ...............1.05%

ADDITIONAL CDSC WAIVER OPTIONS FOR TAX SHELTERED ANNUITIES

Tax Sheltered Annuity applicants may also elect two additional CDSC waiver options (see "CDSC Options and Charges").

     10 Year and Disability Waiver..............0.05%
       Total Variable Account Charges
       (including 10 Year and Disability
       Waiver only) ............................1.00%

     Hardship Waiver............................0.15%
       Total Variable Account Charges
       (including Hardship Waiver only) 1.10%

DEATH BENEFIT OPTIONS

Applicants may choose among the following death benefits as a replacement for the Five-Year Reset Death Benefit that is standard to every contract if their contract is issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications:

     Optional One-Year Enhanced Death Benefit with
     Long Term Care/Nursing Home Waiver and
     Spousal Protection...................................................0.15%
        Total Variable Account Charges
        (including option only)...........................................1.10%

     Optional Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal
     Protection...........................................................0.20%
        Total Variable Account Charges
        (including option only)...........................................1.15%

Applicants may choose among the following death benefits as a replacement for the Five-Year Reset Death Benefit that is standard to every contract if their contract is issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above:

     Optional One-Year Step Up Death
     Benefit..............................................................0.05%
        Total Variable Account Charges
        (including option only)...........................................1.00%

     Optional 5% Enhanced Death
     Benefit..............................................................0.10%
       Total Variable Account Charges
       (including option only)............................................1.05%

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

Effective January 2, 2001, applicants may elect the Guaranteed Minimum Income Benefit option(s) (see "Guaranteed Minimum Income Benefit Options"). Not all options may be available in every state.

     Guaranteed Minimum Income
     Benefit Option 1.....................................................0.45%
       Total Variable Account Charges
       (including Guaranteed Minimum Income Benefit Option 1 only)........1.40%

     Guaranteed Minimum Income
     Benefit Option 2.....................................................0.30%
       Total Variable Account Charges
       (including Guaranteed Minimum Income Benefit Option 2 only)........1.25%



EXTRA VALUE OPTION

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, Nationwide will credit 3% of the purchase payment(s) made to the contract during the first 12 months the contract is in force. Nationwide will discontinue deducting this charge seven years from the date the contract was issued (see "Extra Value Option").

      Extra Value Option...................................................0.45%
      Total Variable Account Charges (including Extra
        Value Option only).................................................1.40%

Allocations made to the fixed account or to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may elect the Beneficiary Protector Option (see "Beneficiary Protector Option").

     Beneficiary Protector Option.........................................0.40%
       Total Variable Account Charges (including the Beneficiary Protector
       Option only).......................................................1.35%

Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.

SUMMARY OF ADDITIONAL CONTRACT OPTIONS


If the contract owner elects all of the additional contract options that are available under the contract, the maximum variable account charges the contract owner would pay would be an annualized rate of 3.45% of the daily net assets of the variable account. The maximum charges consists of the following:


   Mortality and Expense Risk Charges
     (applicable to all contracts).....................0.95%
   Reduced Purchased Payment Option....................0.25%
   Five Year CDSC Option...............................0.15%
   Additional Withdrawal Without Charge
     and Disability Waiver.............................0.10%
   10 Year and Disability Waiver
     (for contracts issued as Tax Sheltered
     Annuities only)...................................0.05%
   Hardship Waiver (for contracts issued
     as Tax Sheltered Annuities only)..................0.15%
   Optional Greater of One-Year or
     5% Enhanced Death Benefit with
     Long Term Care/Nursing Home Waiver
     and Spousal Protection............................0.20%
   Guaranteed Minimum Income Benefit
     Option 1..........................................0.45%

   Guaranteed Minimum Income Benefit
     Option 2..........................................0.30%

   Extra Value Option..................................0.45%
   Beneficiary Protector Option........................0.40%


   TOTAL VARIABLE ACCOUNT CHARGES WHEN THE
     MAXIMUM OPTIONS ARE ELECTED.......................3.45%

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS)

                                                               Management      Other        12b-1      Total Underlying
                                                                  Fees        Expenses       Fees        Mutual Fund
                                                                                                           Expenses
AIM Variable Insurance Funds - AIM V.I. Balanced Fund:            0.75%        0.35%         0.00%           1.10%
Class I
AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund:           0.02%        1.38%         0.00%           1.40%
Class I
AIM Variable Insurance Funds - AIM V.I. Capital Appreciation      0.61%        0.21%         0.00%           0.82%
                              -
Fund: Class I
AIM Variable Insurance Funds - AIM V.I. Growth and Income         0.60%        0.24%         0.00%           0.84%
Fund: Class I
AIM Variable Insurance Funds - AIM V.I. Value Fund: Class I       0.61%        0.23%         0.00%           0.84%
                              -
American Century Variable Portfolios, Inc. - American             0.70%        0.00%         0.00%           0.70%
Century VP Income & Growth
American Century Variable Portfolios, Inc. - American             1.23%        0.00%         0.00%           1.23%
Century VP International
American Century Variable Portfolios, Inc. - American             1.00%        0.00%         0.00%           1.00%
Century VP Value
BB&T Variable Insurance Funds - BB&T Capital Appreciation         0.74%        0.60%         0.00%           1.34%
Fund
BB&T Variable Insurance Funds - BB&T Capital Manager              0.15%        0.28%         0.00%           0.43%
Aggressive Growth Fund
BB&T Variable Insurance Funds - BB&T Growth and Income Fund       0.60%        0.27%         0.00%           0.87%
BB&T Variable Insurance Funds - BB&T Large Company Growth         0.74%        0.61%         0.00%           1.35%
Fund
Credit Suisse Warburg Pincus Trust - Global Post-Venture          1.14%        0.26%         0.00%           1.40%
Capital Portfolio (formerly, Warburg Pincus Trust - Global
Post-Venture Capital Portfolio) (formerly, Warburg Pincus
Trust - Post-Venture Capital Portfolio)
Credit Suisse Warburg Pincus Trust - International Equity         1.00%        0.30%         0.00%           1.30%
Portfolio (formerly, Warburg Pincus Trust - International
Equity Portfolio)
Credit Suisse Warburg Pincus Trust - Value Portfolio              0.48%        0.52%         0.00%           1.00%
(formerly, Warburg Pincus Trust - Value Portfolio)
(formerly, Warburg Pincus Trust - Growth & Income Portfolio)
Deutsche VIT Funds - NASDAQ 100 Index Fund                        0.30%        0.35%         0.00%           0.65%
Dreyfus Investment Portfolios - European Equity Portfolio:        1.00%        0.25%         0.00%           1.25%
Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc.: Initial       0.75%        0.03%         0.00%           0.78%
Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares                    0.25%        0.01%         0.00%           0.26%
Dreyfus Variable Investment Fund - Appreciation Portfolio:        0.75%        0.03%         0.00%           0.78%
Initial Shares (formerly, Dreyfus Variable Investment Fund -
Capital Appreciation Portfolio)
Dreyfus Variable Investment Fund - International Value            1.00%        0.39%         0.00%           1.39%
Portfolio: Initial Shares
Dreyfus Variable Investment Fund - Small Cap Portfolio:           0.75%        0.03%         0.00%           0.78%
Initial Shares
Evergreen Variable Trust - Evergreen VA Blue Chip Fund            0.37%        0.64%         0.00%           1.01%
Evergreen Variable Trust - Evergreen VA Capital Growth Fund       0.71%        0.32%         0.00%           1.03%
Evergreen Variable Trust - Evergreen VA Equity Index Fund         0.09%        0.22%         0.00%           0.31%
Evergreen Variable Trust - Evergreen VA Foundation Fund           0.75%        0.17%         0.00%           0.92%
Evergreen Variable Trust - Evergreen VA Fund                      0.82%        0.21%         0.00%           1.03%
Evergreen Variable Trust - Evergreen VA Global Leaders Fund       0.72%        0.29%         0.00%           1.01%


                                                               Management      Other        12b-1      Total Underlying
                                                                  Fees        Expenses       Fees        Mutual Fund
                                                                                                           Expenses
Evergreen Variable Trust - Evergreen VA Growth and Income          0.81%        0.20%        0.00%            1.01%
Fund
Evergreen Variable Trust - Evergreen VA International Growth       0.16%        0.86%        0.00%            1.02%
Fund
Evergreen Variable Trust - Evergreen VA Masters Fund               0.76%        0.25%        0.00%            1.01%
Evergreen Variable Trust - Evergreen VA Omega Fund                 0.52%        0.16%        0.00%            0.68%
Evergreen Variable Trust - Evergreen VA Small Cap Value Fund       0.75%        0.27%        0.00%            1.02%
Evergreen Variable Trust - Evergreen VA Special Equity Fund        0.79%        0.25%        0.00%            1.04%
Evergreen Variable Trust - Evergreen VA Strategic Income Fund      0.55%        0.29%        0.00%            0.84%
Federated Insurance Series - Federated Quality Bond Fund II        0.28%        0.42%        0.00%            0.70%
Fidelity VIP Equity-Income Portfolio:  Service Class(1)            0.48%        0.08%        0.10%            0.66%
Fidelity VIP Growth Portfolio:  Service Class(1)                   0.57%        0.09%        0.10%            0.76%
Fidelity VIP High Income Portfolio:  Service Class                 0.58%        0.10%        0.10%            0.78%
Fidelity VIP Overseas Portfolio:  Service Class(1)                 0.72%        0.17%        0.10%            0.99%
Fidelity VIP II Contrafund(R)Portfolio:  Service Class(1)          0.57%        0.09%        0.10%            0.76%
Fidelity VIP III Growth Opportunities Portfolio:  Service          0.58%        0.11%        0.10%            0.79%
Class(1)
Financial Investors Variable Insurance Trust - Capital             0.46%        0.59%        0.25%            1.30%
Appreciation Portfolio
Financial Investors Variable Insurance Trust - Growth &            0.33%        0.52%        0.25%            1.10%
Income Portfolio
Janus Aspen Series - Capital Appreciation Portfolio:               0.65%        0.02%        0.25%            0.92%
Service Shares
Janus Aspen Series - Global Technology Portfolio:  Service         0.65%        0.04%        0.25%            0.94%
Shares
Janus Aspen Series - International Growth Portfolio:               0.65%        0.06%        0.25%            0.96%
Service Shares
NSAT Capital Appreciation Fund                                     0.60%        0.20%        0.00%            0.80%
NSAT Dreyfus NSAT Mid Cap Index Fund (formerly, NSAT               0.50%        0.15%        0.00%            0.65%
Nationwide Mid Cap Index Fund) (formerly, NSAT Nationwide
Select Advisers Mid Cap Fund)
NSAT Federated NSAT Equity Income Fund (formerly, NSAT             0.80%        0.15%        0.00%            0.95%
Nationwide Equity Income Fund)
NSAT Federated NSAT High Income Bond Fund (formerly, NSAT          0.80%        0.15%        0.00%            0.95%
Nationwide High Income Bond Fund)
NSAT Gartmore NSAT Emerging Markets Fund                           1.15%        0.60%        0.00%            1.75%
NSAT Gartmore NSAT Global Technology and Communications Fund       0.98%        0.37%        0.00%            1.35%
NSAT Gartmore NSAT International Growth Fund                       1.00%        0.60%        0.00%            1.60%
NSAT Government Bond Fund                                          0.50%        0.16%        0.00%            0.66%
NSAT J.P. Morgan NSAT Balanced Fund (formerly, NSAT                0.75%        0.15%        0.00%            0.90%
Nationwide Balanced Fund)
NSAT MAS NSAT Multi Sector Bond Fund (formerly, NSAT               0.75%        0.15%        0.00%            0.90%
Nationwide Multi Sector Bond Fund)
NSAT Money Market Fund                                             0.39%        0.16%        0.00%            0.55%
NSAT Nationwide Global 50 Fund (formerly, NSAT Nationwide          1.00%        0.20%        0.00%            1.20%
Global Equity Fund)
NSAT Nationwide Small Cap Growth Fund (formerly, NSAT              1.10%        0.20%        0.00%            1.30%
Nationwide Select Advisers Small Cap Growth Fund)
NSAT Nationwide Small Cap Value Fund                               0.90%        0.15%        0.00%            1.05%
NSAT Nationwide Small Company Fund                                 0.93%        0.28%        0.00%            1.21%
NSAT Nationwide Strategic Value Fund                               0.90%        0.10%        0.00%            1.00%


                                                               Management      Other        12b-1      Total Underlying
                                                                  Fees        Expenses       Fees        Mutual Fund
                                                                                                           Expenses
NSAT Strong NSAT Mid Cap Growth Fund (formerly, NSAT               0.90%        0.10%        0.00%            1.00%
Nationwide Strategic Growth Fund)
NSAT Total Return Fund                                             0.58%        0.20%        0.00%            0.78%
NSAT Turner NSAT Growth Focus Fund                                 0.90%        0.45%        0.00%            1.35%
Neuberger Berman AMT Guardian Portfolio                            0.85%        0.15%        0.00%            1.00%
Neuberger Berman AMT Mid-Cap Growth Portfolio                      0.84%        0.14%        0.00%            0.98%
Neuberger Berman AMT Partners Portfolio                            0.82%        0.10%        0.00%            0.92%
Oppenheimer Variable Account Funds - Oppenheimer Aggressive        0.62%        0.02%        0.00%            0.64%
Growth Fund/VA (formerly, Oppenheimer Variable Account Funds
- Oppenheimer Capital Appreciation Fund)
Oppenheimer Variable Account Funds - Oppenheimer Capital           0.64%        0.03%        0.00%            0.67%
Appreciation Fund/VA (formerly, Oppenheimer Variable
Accounts Funds - Oppenheimer Growth Fund)
Oppenheimer Variable Account Funds - Oppenheimer Global            0.64%        0.04%        0.00%            0.68%
Securities Fund/VA
Oppenheimer Variable Account Funds - Oppenheimer Main Street       0.70%        0.03%        0.00%            0.73%
Growth & Income Fund/VA (formerly, Oppenheimer Variable
Account Funds - Oppenheimer Growth & Income Fund)
Strong Opportunity Fund II, Inc.                                   1.00%        0.11%        0.00%            1.11%
The Universal Institutional Funds, Inc. - Emerging Markets         0.59%        0.81%        0.00%            1.40%
Debt Portfolio (formerly, Morgan Stanley Dean Witter
Universal Funds, Inc. - Emerging Markets Debt Portfolio)
The Universal Institutional Funds, Inc. - Mid Cap Growth           0.00%        1.05%        0.00%            1.05%
Portfolio
 The Universal Institutional Funds, Inc. - U. S. Real Estate       0.74%        0.36%        0.00%            1.10%
 Portfolio
Van Eck Worldwide Insurance Trust - Worldwide Emerging             1.00%        0.26%        0.00%          1.26%
Markets Fund
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets          1.00%        0.14%        0.00%          1.14%
Fund
Victory Variable Insurance Funds - Diversified Stock Fund:         0.00%        0.79%        0.00%          0.79%
Class A
Victory Variable Insurance Funds - Small Company Opportunity       0.00%        0.79%        0.00%          0.79%
Fund: Class A
W&R Target Funds, Inc. - Asset Strategy Portfolio                  0.70%        0.13%        0.23%          1.06%
W&R Target Funds, Inc. - Balanced Portfolio                        0.70%        0.05%        0.25%          1.00%
W&R Target Funds, Inc. - Bond Portfolio                            0.53%        0.06%        0.25%          0.84%
W&R Target Funds, Inc. - Core Equity Portfolio                     0.70%        0.03%        0.25%          0.98%
W&R Target Funds, Inc. - Growth Portfolio                          0.69%        0.02%        0.25%          0.96%
W&R Target Funds, Inc. - High Income Portfolio                     0.63%        0.08%        0.25%          0.96%
W&R Target Funds, Inc. - International Portfolio                   0.85%        0.13%        0.25%          1.23%
W&R Target Funds, Inc. - Limited-Term Bond Portfolio               0.50%        0.15%        0.25%          0.90%
W&R Target Funds, Inc. - Money Market Portfolio                    0.40%        0.10%        0.25%          0.75%
W&R Target Funds, Inc. - Science and Technology Portfolio          0.85%        0.04%        0.25%          1.14%
W&R Target Funds, Inc. - Small Cap Portfolio                       0.85%        0.03%        0.25%          1.13%
W&R Target Funds, Inc. - Value Portfolio(2)                        0.70%        0.10%        0.25%          1.05%

(1) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of the uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the underlying mutual fund prospectus for details.
(2) Expenses are estimated.

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                                            Management        Other         12b-1      Total Underlying
                                                               Fees          Expenses        Fees        Mutual Fund
                                                                                                           Expenses
AIM Variable Insurance Funds - AIM V.I. Balanced Fund:         1.78%          0.35%         0.00%           2.13%
Class I
AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund:        0.75%          1.38%         0.00%           2.13%
Class I
BB&T Variable Insurance Funds - BB&T Capital Manager           0.25%          0.28%         0.00%           0.53%
Aggressive Growth Fund
BB&T Variable Insurance Funds - BB&T Growth and Income         0.74%          0.40%         0.00%           1.14%
Fund
Credit Suisse Warburg Pincus Trust -  Global                   1.25%          0.28%         0.00%           1.53%
Post-Venture Capital Portfolio (formerly, Warburg Pincus
Trust -  Global Post-Venture Capital Portfolio)
(formerly, Warburg Pincus Trust - Post-Venture Capital
Portfolio)
Credit Suisse Warburg Pincus Trust - International             1.00%          0.32%         0.00%           1.32%
Equity Portfolio (formerly, Warburg Pincus Trust -
International Equity Portfolio)
Credit Suisse Warburg Pincus Trust - Value Portfolio           0.75%          0.54%         0.00%           1.29%
(formerly, Warburg Pincus Trust - Value Portfolio)
(formerly, Warburg Pincus Trust - Growth & Income
Portfolio)
Dreyfus Investment Portfolios - European Equity                 1.00%          0.60%        0.00%           1.60%
Portfolio - Initial Shares
Evergreen Variable Trust - Evergreen VA Blue Chip Fund          0.61%          0.64%        0.00%           1.25%
Evergreen Variable Trust - Evergreen VA Capital Trust           0.80%          0.32%        0.00%           1.12%
Evergreen Variable Trust - Evergreen VA Equity Index Fund       0.32%          0.22%        0.00%           0.54%
Evergreen Variable Trust - Evergreen VA Fund                    0.87%          0.21%        0.00%           1.08%
Evergreen Variable Trust - Evergreen VA Global Leaders          0.87%          0.29%        0.00%           1.16%
Fund
Evergreen Variable Trust - Evergreen VA Growth and              0.87%          0.20%        0.00%           1.07%
Income Fund
Evergreen Variable Trust - Evergreen VA International           0.66%          0.86%        0.00%           1.52%
Growth Fund
Evergreen Variable Trust - Evergreen VA Masters Fund            0.87%          0.25%        0.00%           1.12%
Evergreen Variable Trust - Evergreen VA Small Cap Value         0.87%          0.27%        0.00%           1.14%
Fund
Evergreen Variable Trust - Evergreen VA Special Equity          0.92%          0.25%        0.00%           1.17%
Fund
Federated Insurance Series - Federated Quality Bond Fund        0.60%          0.67%        0.25%           1.52%
II
Financial Investors Variable Insurance Trust - Capital          0.75%          0.59%        0.25%           1.59%
Appreciation Portfolio
Financial Investors Variable Insurance Trust - Growth &         0.70%          0.52%        0.25%           1.47%
Income Portfolio

                                                            Management        Other         12b-1      Total Underlying
                                                               Fees          Expenses        Fees        Mutual Fund
                                                                                                           Expenses
NSAT Capital Appreciation Fund                                  0.60%          0.23%        0.00%           0.83%
NSAT Dreyfus NSAT Mid Cap Index Fund (formerly, NSAT            0.50%          0.40%        0.00%           0.90%
Nationwide Mid Cap Index Fund) (formerly, NSAT
Nationwide Select Advisers Mid Cap Fund)
NSAT Federated NSAT Equity Income Fund (formerly, NSAT          0.80%          0.31%        0.00%           1.11%
Nationwide Equity Income Fund)
NSAT Federated NSAT High Income Bond Fund (formerly,            0.80%          0.32%        0.00%           1.12%
NSAT Nationwide High Income Bond Fund)
NSAT Gartmore NSAT Emerging Markets Fund                        1.15%          2.94%        0.00%           4.09%
NSAT Gartmore NSAT Global Technology and Communications         0.98%          1.59%        0.00%           2.57%
Fund
NSAT Gartmore NSAT International Growth Fund                    1.00%          1.88%        0.00%           2.88%
NSAT Government Bond Fund                                       0.50%          0.23%        0.00%           0.73%
NSAT J.P. Morgan NSAT Balanced Fund (formerly, NSAT             0.75%          0.32%        0.00%           1.07%
Nationwide Balanced Fund)
NSAT MAS NSAT Multi Sector Bond Fund (formerly, NSAT            0.75%          0.34%        0.00%           1.09%
Nationwide Multi Sector Bond Fund)
NSAT Money Market Fund                                          0.39%          0.22%        0.00%           0.61%
NSAT Nationwide Global 50 Fund (formerly, NSAT                  1.00%          0.42%        0.00%           1.42%
Nationwide Global Equity Fund)
NSAT Nationwide Small Cap Growth Fund (formerly, NSAT           1.10%          0.50%        0.00%           1.60%
Nationwide Select Advisers Small Cap Growth Fund)
NSAT Nationwide Small Cap Value Fund                            0.90%          0.30%        0.00%           1.20%
NSAT Nationwide Strategic Value Fund                            0.90%          0.36%        0.00%           1.26%
NSAT Strong NSAT Mid Cap Growth Fund (formerly,                 0.90%          0.27%        0.00%           1.17%
Nationwide Strategic Growth Fund)
NSAT Total Return Fund                                          0.58%          0.23%        0.00%           0.81%
NSAT Turner NSAT Growth Focus Fund                              0.90%          4.13%        0.00%           5.03%
Strong Opportunity Funds II, Inc.                               1.00%          0.18%        0.00%           1.18%
The Universal Institutional Funds, Inc. - Emerging              0.80%          0.81%        0.00%           1.61%
Markets Debt Portfolio (formerly, Morgan Stanley Dean
Witter Universal Funds, Inc. - Emerging Markets Debt
Portfolio)
The Universal Institutional Funds, Inc. - Mid Cap Growth        0.75%          1.54%        0.00%           2.29%
Portfolio
 The Universal Institutional Funds, Inc. - U. S. Real           0.80%          0.36%        0.00%           1.16%
 Estate Portfolio
Van Eck Worldwide Insurance Trust - Worldwide Emerging         1.00%          0.33%         0.00%           1.33%
Markets Fund
Van Eck Worldwide Insurance Trust - Worldwide Hard             1.00%          0.16%         0.00%           1.16%
Assets Fund
Victory Variable Insurance Funds - Diversified Stock           0.30%          2.46%         0.00%           2.76%
Fund: Class A
Victory Variable Insurance Funds - Small Company               0.30%          4.75%         0.00%           5.05%
Opportunity Fund: Class A

EXAMPLE


The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in underlying mutual fund expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.


The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the 7 year CDSC schedule and assumed variable account charges of 3.45%, which is the maximum charge for the maximum number of optional benefits. For those contracts that do not elect the maximum number of optional benefits, the expenses would be lower.


Deductions for premium taxes are not reflected but may apply.


                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period              time period
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
AIM Variable Insurance Funds    111     198    276     483      48    144    240     483      *     144    240      483
- AIM V.I. Balanced Fund:
Class I
AIM Variable Insurance Funds    114     207    290     507      51    153    254     507      *     153    254      507
- AIM V.I. Blue Chip Fund:
Class I
AIM Variable Insurance Funds    108     189    263     459      45    135    227     459      *     135    227      459
- AIM V.I. Capital--
Appreciation Fund: Class I
AIM Variable Insurance Funds    108     190    260     461      45    136    227     461      *     136    227      461
- AIM V.I. Growth and Income
Fund: Class I
AIM Variable Insurance Funds    108     190    263     461      45    136    227     461      *     136    227      461
- AIM V.I. Value Fund: Class I
American Century Variable       107     186    257     449      44    132    221     449      *     132    221      449
Portfolios, Inc. - American
Century VP Income & Growth
American Century Variable       112     202    282     493      49    148    246     493      *     148    246      493
Portfolios, Inc. - American
Century VP International
American Century Variable       110     195    271     474      47    141    235     474      *     141    235      474
Portfolios, Inc. - American
Century VP Value
BB&T Variable Insurance Funds   113     205    287     502      50    151    251     502      *     151    251      502
- BB&T Capital Appreciation
Fund
BB&T Variable Insurance Funds   104     177    244     425      41    123    208     425      *     123    208      425
- BB&T Capital Manager
Aggressive Growth Fund
BB&T Variable Insurance Funds   108     191    265     463      45    137    229     463      *     137    229      463
- BB&T Growth and Income Fund
BB&T Variable Insurance Funds   113     205    288     503      50    151    252     503      *     151    252      503
- BB&T Large Company Growth-
Fund

                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period              time period
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
Credit Suisse Warburg Pincus    114     207    290     507      51    153    254     507      *     153    254      507
Trust - Global Post-Venture
Capital Portfolio (formerly,
Warburg Pincus Trust - Global
Post-Venture Capital
Portfolio) (formerly, Warburg
Pincus Trust - Post-Venture
Capital Portfolio)
Credit Suisse Warburg Pincus    113     204    285     499      50    150    249     499      *     150    249      499
Trust - International Equity
Portfolio (formerly, Warburg
Pincus Trust - International
Equity Portfolio)
Credit Suisse Warburg Pincus    110     195    271     474      47    141    235     474      *     141    235      474
Trust - Value Portfolio
(formerly, Warburg Pincus
Trust - Value Portfolio )
(formerly, Warburg Pincus
Trust - Growth & Income
Portfolio)
Deutsche VIT Funds - NASDAQ     106     184    254     444      43    130    218     444      *     130    218      444
100 Index Fund
Dreyfus Investment Portfolios   112     202    283     495      49    148    247     495      *     148    247      495
European Equity Portfolio:
Initial Shares
The Dreyfus Socially            107     188    261     455      44    134    225     455      *     134    225      455
Responsible Growth Fund,
Inc.: Initial Shares
Dreyfus Stock Index Fund,       102     172    235     409      39    118    199     409      *     118    199      409
Inc.: Initial Shares
Dreyfus Variable Investment     107     188    261     455      44    134    225     455      *     134    225      455
Fund - Appreciation
Portfolio: Initial Shares
(formerly, Dreyfus Variable
Investment Fund - Capital
Appreciation Portfolio)
Dreyfus Variable Investment     114     206    290     506      51    152    254     506      *     152    254      506
Fund - International Value
Portfolio: Initial Shares
Dreyfus Variable Investment     107     188    261     455      44    134    225     455      *     134    225      455
Fund - Small Cap Portfolio:
Initial Shares
Evergreen Variable Trust -      110     195    272     475      47    141    236     475      *     141    236      475
Evergreen VA Blue Chip Fund
Evergreen Variable Trust        110     196    273     477      47    142    237     477      *     142    237      477
-Evergreen VA Capital Growth
Fund
Evergreen Variable Trust -      102     174    238     414      39    120    202     414      *     120    202      414
Evergreen VA Equity Index Fund
Evergreen Variable Trust -      109     192    267     467      46    138    231     467      *     138    231      467
Evergreen VA Foundation Fund
Evergreen Variable Trust -      110     196    273     477      47    142    237     477      *     142    237      477
Evergreen VA Fund

                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period              time period
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
Evergreen Variable Trust -      110     195    272     475      47    141    236     475      *     141    236      475
Evergreen VA Global Leaders
Fund
Evergreen Variable Trust -      110     195    272     475      47    141    236     475      *     141    236      475
Evergreen VA Growth and
Income Fund
Evergreen Variable Trust -      110     195    272     476      47    141    236     476      *     141    236      476
Evergreen VA International
Growth Fund
Evergreen Variable Trust -      110     195    272     475      47    141    236     475      *     141    236      475
Evergreen VA Masters Fund
Evergreen Variable Trust -      106     185    256     447      43    131    220     447      *     131    220      447
Evergreen VA Omega Fund
Evergreen Variable Trust -      110     195    272     476      47    141    236     476      *     141    236      476
Evergreen VA Small Cap Value
Fund
Evergreen Variable Trust -      110     196    272     478      47    142    237     478      *     142    237      478
Evergreen VA Special Equity
Fund
Evergreen Variable Trust -      108     190    263     461      45    136    227     461      *     136    227      461
Evergreen VA Strategic Income
Fund
Federated Insurance Series -    107     186    257     449      44    132    221     449      *     132    221      449
Federated Quality Bond Fund II
Fidelity VIP Equity-Income      106     184    255     445      43    130    219     445      *     130    219      445
Portfolio:  Service Class
Fidelity VIP Growth             107     187    260     454      44    133    224     454      *     133    224      454
Portfolio:  Service Class
Fidelity VIP  High Income       107     188    261     455      44    134    225     455      *     134    225      455
Portfolio:  Service Class
Fidelity VIP Overseas           110     194    271     473      47    140    235     473      *     140    235      473
Portfolio:  Service Class
Fidelity VIP II Contrafund(R)   107     187    260     454      44    133    224     454      *     133    224      454
Portfolio:  Service Class
Fidelity VIP III Growth         108     188    261     456      45    134    225     456      *     134    225      456
Opportunities Portfolio:
Service Class
Financial Investors Variable    113     204    285     499      50    150    249     499      *     150    249      499
Insurance Trust - Capital
Appreciation Portfolio
Financial Investors Variable    111     198    276     483      48    144    240     483      *     144    240      483
Insurance Trust - Growth &
Income Portfolio
Janus Aspen Series - Capital    109     192    267     467      46    138    231     467      *     138    231      467
Appreciation Portfolio:
Service Shares
Janus Aspen Series - Global     109     193    268     469      46    139    232     469      *     139    232      469
Technology Portfolio:
Service Shares
Janus Aspen Series -            109     193    269     471      46    139    233     471      *     139    233      471
International Growth
Portfolio:  Service Shares
NSAT Capital Appreciation Fund  108     189    262     457      45    135    226     457      *     135    226      457

                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period              time period
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
NSAT Dreyfus NSAT Mid Cap       106     184    254     444      43    130    218     444      *     130    218      444
Index Fund (formerly, NSAT
Nationwide Mid Cap Index
Fund) (formerly, NSAT
Nationwide Select Advisers
Mid Cap Fund)
NSAT Federated NSAT Equity      109     193    269     470      46    139    233     470      *     139    233      470
Income Fund (formerly, NSAT
Nationwide Equity Income Fund)
NSAT Federated NSAT High        109     193    269     470      46    139    233     470      *     139    233      470
Income Bond Fund (formerly,
NSAT Nationwide High Income
Bond Fund)
NSAT Gartmore NSAT Emerging     118     217    306     535      55    163    270     535      *     163    270      535
Markets Fund
NSAT Gartmore NSAT Global       113     205    288     503      50    151    252     503      *     151    252      503
Technology and Communications
Fund
NSAT Gartmore NSAT              116     213    300     523      53    159    264     523      *     159    264      523
International Growth Fund
NSAT Government Bond Fund       106     184    255     445      43    130    219     445      *     130    219      445
NSAT J.P. Morgan NSAT           109     192    266     466      46    138    230     466      *     138    230      466
Balanced Fund (formerly, NSAT
Nationwide Balanced Fund)
NSAT MAS NSAT Multi Sector      109     192    266     466      46    138    230     466      *     138    230      466
Bond Fund (formerly, NSAT
Nationwide Multi Sector Bond
Fund)
NSAT Money Market Fund          105     181    249     435      42    127    213     435      *     127    213      435
NSAT Nationwide Global 50       112     201    281     491      49    147    245     491      *     147    245      491
Fund (formerly, NSAT
Nationwide Global Equity Fund)
NSAT Nationwide Small Cap       113     204    285     499      50    150    249     499      *     150    249      499
Growth Fund (formerly, NSAT
Nationwide Select Advisers
Small Cap Growth Fund)
NSAT Nationwide Small Cap       110     196    274     478      47    142    238     478      *     142    238      478
Value Fund
NSAT Nationwide Small Company   112     201    281     492      49    147    245     492      *     147    245      492
Fund
NSAT Nationwide Strategic       110     195    271     474      47    141    235     474      *     141    235      474
Value Fund
NSAT Strong NSAT Mid Cap        110     195    271     474      47    141    235     474      *     141    235      474
Growth Fund (formerly, NSAT
Nationwide Strategic Growth
Fund)
NSAT Total Return Fund          107     188    261     455      44    134    225     455      *     134    225      455
NSAT Turner NSAT Growth Focus   113     205    288     503      50    151    252     503      *     151    252      503
Fund
Neuberger Berman AMT Guardian   110     195    271     474      47    141    235     474      *     141    235      474
Portfolio
Neuberger Berman AMT Mid-Cap    110     194    270     473      47    140    234     473      *     140    234      473
Growth Portfolio

                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period              time period
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
Neuberger Berman AMT Partners   109     192    267     467      46    138    231     467      *     138    231      467
Portfolio
Oppenheimer Variable Account    106     184    254     443      43    130    218     443      *     130    218      443
Funds - Oppenheimer
Aggressive Growth Fund/VA
(formerly, Oppenheimer
Variable Account Funds -
Oppenheimer Capital
Appreciation Fund)
Oppenheimer Variable Account    106     185    255     446      43    131    219     446      *     131    219      446
Funds - Oppenheimer Capital
Appreciation Fund/VA
(formerly, Oppenheimer
Variable Account Funds -
Oppenheimer Growth Fund)
Oppenheimer Variable Account    106     185    256     447      43    131    220     447      *     131    220      447
Funds - Oppenheimer Global
Securities Fund/VA
Oppenheimer Variable Account    107     186    258     451      44    132    222     451      *     132    222      451
Funds - Oppenheimer Main
Street Growth & Income
Fund/VA (formerly,
Oppenheimer Variable Account
Funds - Oppenheimer Growth &
Income Fund)
Strong Opportunity Fund II,     111     198    276     483      48    144    240     483      *     144    240      483
Inc.
The Universal Institutional     114     207    290     507      51    153    254     507      *     153    254      507
Funds, Inc. - Emerging
Markets Debt Portfolio
(formerly, Morgan Stanley
Dean Witter Universal Funds,
Inc. - Emerging Markets Debt
Portfolio)
The Universal Institutional     110     196    274     478      47    142    238     478      *     142    238      478
Funds, Inc. - Mid Cap Growth
Portfolio
The Universal Institutional     111     198    276     483      48    144    240     483      *     144    240      483
Funds, Inc. - U. S. Real
Estate Portfolio
Van Eck Worldwide Insurance     112     202    284     496      49    148    248     496      *     148    248      496
Trust - Worldwide Emerging
Markets Fund
Van Eck Worldwide Insurance     111     199    278     486      48    145    242     486      *     145    242      486
Trust - Worldwide Hard Assets
Fund
Victory Variable Insurance      108     188    261     456      45    134    225     456      *     134    225      456
Funds - Diversified Stock
Fund: Class A
Victory Variable Insurance      108     188    261     456      45    134    225     456      *     134    225      456
Funds - Small Company
Opportunity Fund: Class A
W&R Target Funds, Inc. -        110     196    274     479      47    142    238     479      *     142    238      479
Asset Strategy Portfolio
W&R Target Funds, Inc. -        110     195    271     474      47    141    235     474      *     141    235      474
Balanced Portfolio

                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period              time period
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
W&R Target Funds, Inc. - Bond   108     190    263     461      45    136    227     461      *     136    227      461
Portfolio
W&R Target Funds, Inc. - Core   110     194    270     473      47    140    234     473      *     140    234      473
Equity Portfolio
W&R Target Funds, Inc. -        109     193    269     471      46    139    233     471      *     139    233      471
Growth Portfolio
W&R Target Funds, Inc. - High   109     193    269     471      46    139    233     471      *     139    233      471
Income Portfolio
W&R Target Funds, Inc. -        112     202    282     493      49    148    246     493      *     148    246      493
International Portfolio
W&R Target Funds, Inc. -        109     192    266     466      46    138    230     466      *     138    230      466
Limited-Term Bond Portfolio
W&R Target Funds, Inc. -        107     187    259     453      44    133    223     453      *     133    223      453
Money Market Portfolio
W&R Target Funds, Inc. -        111     199    278     486      48    145    242     486      *     145    242      486
Science and Technology
Portfolio
W&R Target Funds, Inc. -        111     199    277     485      48    145    241     485      *     145    241      485
Small Cap Portfolio
W&R Target Funds, Inc. -        110     196    274     478      47    142    238     478      *     142    238      478
Value Portfolio

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:

   -     Investment-only;
   -     Non-Qualified;
   - Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*;
   -     Roth IRAs;
   - Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*;
   -     Charitable Remainder Trusts;
   -     SEP IRAs; and
   -     Simple IRAs.

*Contributions are not required to be rolled over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                     MINIMUM INITIAL        MINIMUM
     CONTRACT            PURCHASE         SUBSEQUENT
       TYPE              PAYMENT           PAYMENTS
Investment-only          $15,000            $1,000
Non-Qualified            $15,000            $1,000
IRA                      $15,000            $1,000
Roth IRA                 $15,000            $1,000
Tax Sheltered            $15,000            $1,000
Annuity
Charitable               $15,000            $1,000
Remainder Trust
SEP IRA                  $15,000            $1,000
Simple IRA               $15,000            $1,000

If the contract owner elects the Reduced Purchase Payment Option at the time of application, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

There are several CDSC options that are available to contract owners at the time of application. Each CDSC option has different characteristics and costs. The annual charge associated with each option is charged as a percentage of the daily net assets of the variable account. They are as follows:

          OPTION               CONTRACT      ANNUAL
                                 TYPE        CHARGE
Five Year CDSC Option        All*             0.15%
Additional Withdrawal        All              0.10%
Without Charge and
Disability Waiver
10 Year and Disability       Tax              0.05%
Waiver                       Sheltered
                             Annuities
Hardship Waiver              Tax              0.15%
                             Sheltered
                             Annuities


*In the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

A Reduced Purchase Payment Option is available at the time of application. If the contract owner elects this option, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account. This option is not available for contracts issued as Investment-only Contracts.

Optional death benefits are available under the contract and must be elected at the time of application. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account if the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected or at an annualized rate of 0.20% of the daily net assets of the variable account if the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected. For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above, Nationwide will deduct an annualized rate of 0.05% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected, or an annualized rate of 0.10% of the daily net assets of the variable account if the 5% Enhanced Death Benefit is elected.


Two Guaranteed Minimum Income Benefit options are available at the time of application. If the contract owner elects one or both of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the daily net assets of the variable account, depending on the option(s) chosen (see "Guaranteed Minimum Income Benefit Options").


An Extra Value Option is available under the contract at the time of application. If the contract owner elects the Extra Value Option on the application, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account. Nationwide will discontinue deducting this charge seven years from the date the contract was issued. Additionally, allocations made to the fixed account or to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first seven contract years will be lowered by 0.45% due to the assessment of this charge. Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge. See "Beneficiary Protector Option."

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for seven years from the date the contract was issued, whether the contract annuitized during that period or not.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

SECURITY DISTRIBUTORS, INC.

The contracts are also distributed by the general distributor, Security Distributors, Inc., 700 S.W. Harrison, Topeka, Kansas 66636.

WADDELL & REED, INC.

The contracts are also distributed by Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park Kansas 66202.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.



NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

Individual Retirement Annuities are contracts that satisfy the following requirements:

   - the contract is not transferable by the owner; - the premiums are not fixed;

   - the annual premium cannot exceed $2,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

   - certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

   - the entire interest of the owner in the contract is nonforfeitable; and

   - after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, and qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS ("SEP IRAS")

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

   -     minimum participation rules;

   -     top-heavy contribution rules;

   -     nondiscriminatory allocation rules; and

   -     requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAS

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies:

   -     vesting requirements;

   -     participation requirements; and

   -     administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the following requirements:

   - the contract is not transferable by the owner;

   - the premiums are not fixed;

   - the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

   - the entire interest of the owner in the contract is nonforfeitable; and

   - after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under Investment-only Contracts, Individual Retirement Annuities, Simple IRAs, SEP IRAs, Roth IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

     (1) shares of a current underlying mutual fund are no longer available for investment; or
     (2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.

For contract owners that elect the Extra Value Option, allocations made to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options for the first seven contract years will be lowered by 0.45% due to the assessment of this charge .

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

- Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits. However, for contract owners that elect the Extra Value Option and/or the Beneficiary Protector Option, a charge for each option is assessed to assets in the Fixed Account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect the Extra Value Option, payments or transfers made to the fixed account will, for the first seven contract years, be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than 3.0% for any given year.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 0.95% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

 NUMBER OF COMPLETED YEARS               CDSC
   FROM DATE OF PURCHASE              PERCENTAGE
          PAYMENT
             0                            7%
             1                            7%
             2                            6%
             3                            5%
             4                            4%
             5                            3%
             6                            2%
             7                            0%

The CDSC is used to cover sales expenses, including commissions (maximum of 6.5% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

     (a) 10% of all purchase payments (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
     (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

     (1) upon the annuitization of contracts which have been in force for at least two years;

     (2)  upon payment of a death benefit; or

     (3) from any values which have been held under a contract for at least 7 years (5 years if the 5 year CDSC is elected).

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

     (a) is the amount which would otherwise be available for withdrawal without a CDSC; and

     (b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)      the time the contract is surrendered;

(2)      annuitization; or

(3)      such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for seven years from the date the contract was issued.

REDUCED PURCHASE PAYMENT OPTION

If the contract owner chooses the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-only Contracts.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.

The election to terminate the option must be submitted in writing on a form provided by Nationwide. Termination of the rider will occur as of the date on the election form, and the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC OPTIONS AND CHARGES

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner may choose the Five Year CDSC Option.

The Five Year CDSC Option applies as follows:

 NUMBER OF COMPLETED YEARS FROM         CDSC
    DATE OF PURCHASE PAYMENT         PERCENTAGE
                0                        7%
                1                        7%
                2                        6%
                3                        4%
                4                        2%
                5                        0%

Under this option, CDSC will not exceed 7% of purchase payments surrendered.
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Additional Withdrawal without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC. This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver. Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Additional CDSC Waiver Options for Tax Sheltered Annuities

     10 Year and Disability Waiver

     For an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:

     (1)  the contract owner has been the owner of the contract for 10 years;
          and

     (2) the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

     This option also contains a disability waiver. Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

     Hardship Waiver

     For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section (401(k)). The contract owner may be required to provide proof of hardship.

     If this waiver becomes effective, no additional purchase payments may be made to the contract.

DEATH BENEFIT OPTIONS

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.

THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.15% (for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection) or 0.20% (for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home waiver and Spousal Protection) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

EACH DEATH BENEFIT OPTION HAS A SPOUSAL PROTECTION FEATURE. THE SPOUSAL PROTECTION FEATURE ALLOWS A SURVIVING SPOUSE TO CONTINUE THE CONTRACT WHILE RECEIVING THE ECONOMIC BENEFIT OF THE DEATH BENEFIT UPON THE DEATH OF THE OTHER SPOUSE. THE SPOUSAL PROTECTION FEATURE IS AVAILABLE ONLY FOR CONTRACTS ISSUED AS NON-QUALIFIED CONTRACTS, INDIVIDUAL RETIREMENT ANNUITIES (IRAS) AND ROTH IRAS, PROVIDED THE CONDITIONS DESCRIBED BELOW ARE SATISFIED. THERE IS NO ADDITIONAL CHARGE FOR THIS FEATURE.

(1) One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)  The spouses must be co-annuitants;

(3) Both co-annuitants must be age 85 or younger at the time the contract is issued;

(4)  The spouses must each be named as beneficiaries;

(5) No person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6) If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

(7) If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

(8) If a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office. In addition, the date of marriage must be after the election of the death benefit option.

THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2, 2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE THE CONTRACT MODIFICATIONS LISTED ABOVE.

If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.05% (for the One-Year Step Up Death Benefit) or 0.10% (for the 5% Enhanced Death Benefit) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)  the contract value; or

(2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

IN ADDITION, ALL DEATH BENEFIT OPTIONS HAVE A LONG TERM CARE FACILITY AND TERMINAL ILLNESS BENEFIT AVAILABLE AT NO ADDITIONAL CHARGE PROVIDED THE CONDITIONS DESCRIBED BELOW ARE SATISFIED.

No CDSC will be charged if:

(1)  the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3) the contract owner has been diagnosed by a physician to have a terminal illness; and

(4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS


The contract owner can purchase Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the daily net assets of the variable account, depending on the option(s) chosen. Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.


EXTRA VALUE OPTION

THE EXTRA VALUE OPTION MAY NOT BE AVAILABLE IN ALL
STATES.  APPLICANTS SHOULD BE AWARE OF THE

FOLLOWING PRIOR TO ELECTING THE EXTRA VALUE OPTION:

1. ELECTING THE EXTRA VALUE OPTION WILL BE BENEFICIAL FOR CONTRACT OWNERS ONLY IF THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUNDS, AND RATE OF RETURN IN THE FIXED ACCOUNT AND GUARANTEED TERM OPTIONS, IS GREAT ENOUGH TO COMPENSATE FOR THE REDUCTION IN CONTRACT VALUE DUE TO THE 0.45% CHARGE;

2. NATIONWIDE MAY MAKE A PROFIT FROM THE CHARGE ASSESSED BY THE EXTRA VALUE OPTION;

3. BECAUSE THE 0.45% CHARGE ASSOCIATED WITH THE EXTRA VALUE OPTION WILL BE ASSESSED AGAINST THE ENTIRE VARIABLE ACCOUNT VALUE FOR THE FIRST SEVEN (7) CONTRACT YEARS, CONTRACT OWNERS WHO ANTICIPATE MAKING ADDITIONAL PURCHASE PAYMENTS AFTER THE FIRST CONTACT YEAR SHOULD CAREFULLY EXAMINE THE EXTRA VALUE OPTION AND CONSULT THEIR FINANCIAL ADVISER REGARDING ITS DESIRABILITY;

4.   ONCE THE EXTRA VALUE OPTION IS ELECTED, IT MAY NOT BE REVOKED; AND

5. NATIONWIDE MAY RECAPTURE ALL OR PART OF THE AMOUNT CREDITED IN THE EVENT OF EARLY SURRENDERS, INCLUDING REVOCATION OF THE CONTRACT DURING THE CONTRACTUAL FREE-LOOK PERIOD.

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application. Nationwide may reduce this charge.

Allocations made to the fixed account or to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. This credit is funded from Nationwide's general account. The amount credited will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different variable account charge structures for the first seven years of the contract.

If the credit is elected and no additional contract options are elected, the total variable account charges under the contract will be an annualized rate of 1.40% of the daily net assets of the variable account for the first seven years of the contract. If the Extra Value Option is not elected, total variable account charges will be an annualized rate of 0.95% (assuming no other contract options are elected) of the daily net assets of the variable account for the first seven years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

     (a) a 1.40% variable account charge for the first seven years of the contract, plus the Extra Value Option credit; or

     (b) a 0.95% variable account charge for the first seven years of the contract, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total variable account charges of 1.40%) and contracts with no additional contract options (total variable account charges of 0.95%). The figures are based upon:

(a)  a $100,000 initial purchase payment with no additional purchase payments;

(b) the deduction of variable account charges at an annualized rate of 0.95% (base contract) and 1.40% (contract with only the Extra Value Option) of the daily net assets of the variable account; and

(c) an assumed annual rate of return before charges of 7.75% for all years for a period of 10 years.

                              7.75% RATE OF RETURN

 CONTRACT YEAR       BASE CONTRACT      CONTRACT WITH EXTRA
                  (0.95% TOTAL ASSET    VALUE OPTION (1.40%
                       CHARGES)         TOTAL ASSET CHARGES)
       1               $106,727               $109,465
       2               $113,906               $116,336
       3               $121,568               $123,638
       4               $129,745               $131,399
       5               $138,472               $139,647
       6               $147,787               $148,412
       7               $157,728               $157,728
       8               $168,337               $168,337
       9               $179,661               $179,661
       10              $191,746               $191,746

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa. The table above assumes no additional purchase payments are made to the contract after the first contract anniversary. If subsequent purchase payments are made to the contract after the first contract anniversary (assuming a rate of return of 7.75%) the number of contract years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

     (a) the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

     (b) withdrawals that are subject to a CDSC are taken before the end of the seventh contract year.

If the contract is surrendered pursuant to the contractual free-look, Nationwide will recapture the full credited amount. In certain states which require the return of purchase payments and for all contracts issued as Individual Retirement Annuities, upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contracts.

After the free look period and before the seventh contract anniversary, any amounts withdrawn from the contract that are subject to a CDSC subjects a part of the amount credited to recapture. For example, if a contract owner withdraws 13% of purchase payments made within the first contract year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC. This means that the percentage of the amount credited to be recaptured will be the determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as allocated by the contract owner at the time of the withdrawal.

For contracts issued in the State of New York, after the free look period and before the seventh contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are subject to a CDSC in accordance with the following:

                         (EXTRA VALUE AMOUNT) PERCENTAGE
                         OF FIRST YEAR PURCHASE PAYMENTS
    CONTRACT YEARS
       1 and 2                          3%
      3,4 and 5                         2%
       6 and 7                          1%
     After year 7                       0%

The percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts and the fixed account in the same proportion as allocated by the contract owner at the same time of the withdrawal.

NO AMOUNT CREDITED WILL BE SUBJECT TO RECAPTURE IF THE WITHDRAWAL IS NOT SUBJECT TO A CDSC OR IF A DISTRIBUTION IS TAKEN AS A RESULT OF DEATH, ANNUITIZATION, OR TO MEET MINIMUM DISTRIBUTION REQUIREMENTS UNDER THE INTERNAL REVENUE CODE. IN ADDITION, NO RECAPTURE WILL TAKE PLACE AFTER THE SEVENTH CONTRACT YEAR.

After the end of the first seven contract years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested. Nationwide intends to administer the removal of the 0.45% charge by decreasing the number of units and increasing the unit value of the sub-accounts in which the contract owner was invested at the end of the seventh contract year. The elimination of the 0.45% charge and the adjustment in the number of units and unit values will not affect contract owners' contract values.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary

Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)  terminate the contract; or

(b) continue the contract in accordance with the "Required Distributions" section.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

HOW CREDITS TO THE CONTRACT ARE CALCULATED

If the Beneficiary Protector Option was elected at the time of application AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

     a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

     b = purchase payments, proportionately adjusted for withdrawals; and

     c = any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

     a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

     b = the contract value on the date the option is elected, proportionately adjusted for withdrawals;

     c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

     d = any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

     (a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

     (b) the benefit will terminate and will no longer be in effect; and

     (c) the charge for the benefit will be eliminated, reducing charges by 0.40%.

HOW AMOUNTS ARE CREDITED

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

   - on a Nationwide form;

   - signed by the contract owner; and

   - received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

   - joint owners can only be named for Non-Qualified Contracts;

   - joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

   - the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

   - an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

   - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance (age 82 or younger if electing a Guaranteed Minimum Income Benefit option), unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
Investment-only          $15,000            $1,000
Non-Qualified            $15,000            $1,000
IRA                      $15,000            $1,000
Roth IRA                 $15,000            $1,000
Tax Sheltered            $15,000            $1,000
Annuity
Charitable               $15,000            $1,000
Remainder Trust
SEP IRA                  $15,000            $1,000
Simple IRA               $15,000            $1,000

Subsequent purchase payments are not permitted for contracts issued in the State of Oregon and may not be permitted in other states under certain circumstances.

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-        New Year's Day                -        Independence Day
-        Martin Luther King, Jr.  Day  -        Labor Day
-        Presidents' Day               -        Thanksgiving
-        Good Friday                   -        Christmas
-        Memorial Day

Nationwide also will not price purchase payments if:

     (1)  trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:
     (1) the value of amounts allocated to the sub-accounts of the variable account; and

     (2)  amounts allocated to the fixed account; and

     (3)  amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

     (a)  is the sum of:

          (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

          (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

     (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

     (c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 0.95% to 3.15% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

     (1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn;

     (2)  adding any interest earned on the amounts allocated; and

     (3)  subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

     (1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

     (2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

     (3)  subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Fixed account allocations may be transferred to the variable account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account (whether from the variable account or a Guaranteed Term Option) when the fixed account value is equal to or greater than 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privileges upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

- submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

- submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Contract owners who have elected the Extra Value Option and subsequently terminate the contract under the free look provision will forfeit any amounts credited to the contract. For those jurisdictions that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited; all losses attributable to the amount credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven contract years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh contract year. The amount credited will not, however, be subject to recapture if a withdrawal not subject to the CDSC is being made (see "Extra Value Option").

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

     (a)  the amount requested; or

     (b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

-    variable account charges; o underlying mutual fund charges;

-    the investment performance of the underlying mutual funds;

-    amounts allocated to the fixed account and any interest credited; and

- any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     (1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
         Section 72(m)(7)); or

     (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

(B) The surrender limitations described in Section A also apply to:

     (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

     -    the participant dies;

     -    the participant retires;

     -    the participant terminates employment due to total disability; or

     - the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:


                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)
                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)
ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the NSAT Money Market Fund or the W&R Target Funds, Inc. - Money Market Portfolio unless the contract owner directs otherwise.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

     -    the contract is surrendered;

     -    the contract owner/annuitant dies;

     - the contract owner who is not the annuitant dies prior to annuitization; or

     -    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II, Fidelity VIP High Income Portfolio, NSAT Government Bond Fund, NSAT Federated NSAT High Income Bond Fund (formerly, Nationwide High Income Bond
Fund), NSAT Money Market Fund, and W&R Target Funds, Inc. - Money Market Portfolio to any other underlying mutual fund. Dollar cost averaging transfers may not be directed to Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Contract owners may participate in this program if their contract value is $10,000 or more. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the NSAT Money Market Fund or the W&R Target Funds, Inc. - Money Market Portfolio. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

     (1) 10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver);

     (2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

     (3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

                                    PERCENTAGE OF
        CONTRACT OWNER'S            CONTRACT VALUE
              AGE
         Under age 59 1/2                 5%
     Age 59 1/2through age 61               7%
     Age 62 through age 64                8%
     Age 65 through age 74               10%
        Age 75 and over                  13%

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

   -     the age (or date) specified in your contract; or

   -     the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Minimum Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     (1)  an annuity payment option; and

     (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     (1)  deducting applicable premium taxes from the total contract value; then

     (2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN EXERCISING THE GUARANTEED MINIMUM INCOME BENEFIT OPTION.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     (1)  deducting applicable premium taxes from the total contract value; then

     (2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

     (1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

     (2) multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the valuation period.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

     - the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

     - an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS ("GMIB")

What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?


There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option(s) the contract owner elects.


Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

(a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday;

(b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

(1)  the application of additional purchase payments;

(2)  surrenders; or

(3)  transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

GMIB Illustrations for GMIB Option 1

The following charts illustrate the amount of income that will be provided to an annuitant if the contract owner annuitizes the contract at the 7th, 10th or 15th contract anniversary date, using GMIB Option 1.

The illustrations assume the following:

- An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

- There are no surrenders from the contract or transfers to the fixed account (raising the fixed account value to greater than 30% of the contract value);

-    The contract is issued to a MALE at age 55, 65 or 70; and

- A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

                      7 Years in Accumulation
                $140,710.04 for GMIB at Annuitization
 Male Age at    Male Age at    GMIB Purchase   Monthly
    Issue      Annuitization       Rate*          GMIB
     55             62             $4.72        $664.15
     65             72             $5.96        $838.63
     70             77             $6.79        $955.42

                     10 Years in Accumulation
                $162,889.46 for GMIB at Annuitization
 Male Age at    Male Age at    GMIB Purchase   Monthly
    Issue      Annuitization       Rate*          GMIB
     55             65             $5.03        $819.33
     65             75             $6.44       $1,049.01
     70             80             $7.32       $1,192.35

                            15 Years in Accumulation
                      $200,000.00 for GMIB at Annuitization
 Male Age at    Male Age at    GMIB Purchase   Monthly
    Issue      Annuitization       Rate*          GMIB
     55             70             $5.66       $1,132.00
     65             80             $7.32       $1,464.00
     70             85             $8.18       $1,636.00

*Guaranteed monthly benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states, or for contracts issued under an employer sponsored plan. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown above will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations which occur without a GMIB option.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

     (1)  after the contract has been in effect for seven years; AND

     (2)  the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

   -    Life Annuity;

   -    Joint and Last Survivor Annuity; and

   -    Life Annuity with 120 or 240 Monthly Payments Guaranteed.

OTHER GMIB TERMS AND CONDITIONS

                            **PLEASE READ CAREFULLY**

   -    The GMIBs must be elected at the time of application.

   - The annuitant must be age 82 or younger at the time the contract is issued.

   - The GMIBs are irrevocable and will remain for as long as the contract remains in force.

   - ONLY ONE GMIB OPTION MAY BE EXERCISED (THE GREATER OF GMIB OPTION 1 OR OPTION 2) even if both GMIB options are elected at the time of application.



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


 IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE
                      GMIB OPTIONS

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS and should be understood completely and analyzed thoroughly before being elected.


- A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

- Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

- The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

- ONLY ONE GMIB OPTION MAY BE EXERCISED (THE GREATER OF GMIB OPTION 1 OR OPTION 2) even if both GMIB options are elected at the time of application.

- Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

-    The GMIBs may not be approved in all state jurisdictions.


ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

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


DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

     (1)  in a lump sum;

     (2)  as an annuity; or

     (3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

     (1)  proper proof of the annuitant's death;

     (2)  an election specifying the distribution method; and

     (3)  any state required form(s).

Five-Year Reset Death Benefit (Standard Contractual Death Benefit for all contracts)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     (1)  the contract value;

     (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     (3) the contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Optional One Year Enhanced Death Benefit (Available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

Optional Greater of One-Year or 5% Enhanced Death Benefit (Available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications.)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments , less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduced items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of partial surrender(s).

Optional One-Year Step Up Death Benefit (Available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications listed above)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     (1)  the contract value;

     (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     (3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Optional 5% Enhanced Death Benefit (Available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the applicable contract modifications listed above)

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

     (1)  the contract value; or

     (2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

   (1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

   (2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

     (a) the death of the annuitant will be treated as the death of a contract owner;

     (b) any change of annuitant will be treated as the death of a contract owner; and

     (c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES

Distributions from Tax Sheltered Annuities will be made according to the Minimum Distribution and the Minimum Distribution Incidental Benefit ("MDIB") provisions of Section 401(a) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:

     (a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

     (b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in
(a) or (b), the payments will begin on the required beginning date. The required beginning date is the later of:

     (a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

     (b)  the annuitant's retirement date.

Provision (b) does not apply to any employee who is a 5% owner (as defined in Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distribution commencing on the required distribution date must satisfy MDIB provisions set forth in the Internal Revenue Code. Those provisions require that distributions cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity determined by the end of the previous calendar year by:

     (a)  the annuitant's life expectancy; or if applicable,

     (b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

     (a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

     (b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS AND SIMPLE IRAS

Distributions from an Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

     (a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

     (b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

     (a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

          (1) treat the contract as an Individual Retirement Annuity, SEP IRA or Simple IRA established for his or her benefit; or

          (2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

     (b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRA or Simple IRA.

If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

     (a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

          (1) treat the contract as a Roth IRA established for his or her benefit; or

          (2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

     (b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax
Considerations").

NEW MINIMUM REQUIRED DISTRIBUTION RULES

In January 2001, the Department of the Treasury promulgated new Minimum Required Distribution rules, which are to be applicable to Qualified Plans, Tax Sheltered Annuities, and IRAs. These rules are proposed to be effective for 2002 and subsequent years.

The new Minimum Required Distribution rules have substantially simplified the calculation of the required distributions. Under the proposed regulations:

     (a) a uniform table is used to determine the contract owner/participant's life expectancy and uses the joint life expectancy of the contract owner/participant and a person 10 years younger recalculated annually; and

     (b) if the contract owner/participant's spouse is the sole designated beneficiary and is more than 10 years younger than the contract owner/beneficiary, then their joint life expectancy, recalculated annually, may be used instead.

These life expectancies will generally be longer than the life expectancies that are available under the previous proposed regulations, thereby permitting the distribution to be spread out over a longer period of time.

In addition, the designated beneficiary's identity does not have to be determined until December 31 of the year following the contract owner/participant's death. Under the previous proposed regulations, the designated beneficiary had to be determined not later than the required beginning date (generally, when the contract owner/participant attained age 70 1/2).

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

-    the type of contract purchased;

-    the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

-    Individual Retirement Annuities;

-    SEP IRAs;

-    Simple IRAs;

-    Roth IRAs;

-    Tax Sheltered Annuities; and

-    "Non-Qualified Annuities."

Individual Retirement Annuities, SEP IRAs and Simple IRAs

Distributions from Individual Retirement Annuities, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an Individual Retirement Annuity are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

-    it is made on or after the date on which the contract owner attains age 59
     1/2;

- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

-    it is attributable to the contract owner's disability; or

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses;

- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

- made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

-    the result of a contract owner's death;

- the result of a contract owner's disability, (as defined in the Internal Revenue Code);

- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

-    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

- acquired by the estate of a decedent by reason of the death of the decedent;

- issued in connection with certain qualified retirement plans and individual retirement plans;

- purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

-    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

- the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

- if the payee does not provide Nationwide with a taxpayer identification number; or

- if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     (1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     (2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     (1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     (2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

-    a transfer of the contract from one contract owner to another; or

-    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     (a) an individual who is two or more generations younger than the contract owner; or

     (b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

-    the failure to diversify was accidental;

-    the failure is corrected; and

-    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

-    statements showing the contract's quarterly activity;

- confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

- semi-annual reports as of June 30 containing financial statements for the variable account; and

- annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

The general distributor, Security Distributors, Inc., is not engaged in any litigation of any material nature.

The general distributor, Waddell & Reed, Inc., is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

A "yield" and "effective yield" may be advertised for the NSAT Money Market Fund or the W&R Target Funds, Inc. - Money Market Portfolio. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's units or the W&R Target Funds, Inc. - Money Market Portfolio's units. Yield is an annualized figure, which means that it is assumed that the NSAT Money Market Fund or the W&R Target Funds, Inc. - Money Market Portfolio generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:
-        precious metals;
-        real estate;
-        stocks and bonds;
-        closed-end funds;
-        bank money market deposit accounts and passbook savings;
-        CDs; and
-        the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:
- S&P 500;
- Shearson/Lehman Intermediate Government/Corporate Bond Index;
- Shearson/Lehman Long-Term Government/Corporate Bond Index;
- Donoghue Money Fund Average;
- U.S. Treasury Note Index;
- Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
- Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:
-        Lipper Analytical Services, Inc.;
-        CDA/Wiesenberger;
-        Morningstar;
-        Donoghue's;
-        magazines such as:
         Money;
         Forbes;
         Kiplinger's Personal Finance Magazine;
         Financial World;
         Consumer Reports;
         Business Week;
         Time;
         Newsweek;
         National Underwriter; and
         News and World Report;
-        LIMRA;
-        Value;
-        Best's Agent Guide;
-        Western Annuity Guide;
-        Comparative Annuity Reports;
-        Wall Street Journal;
-        Barron's;
-        Investor's Daily;
-        Standard & Poor's Outlook; and
-        Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and non-standardized "total return."

Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7 year CDSC schedule and the charges that could be assessed to a contract if the maximum rider options for a contract issued as a Tax Sheltered Annuity are chosen (3.15%). Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.

Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $25,000, with variable account charges of 0.95%. The CDSC is not reflected because the contract are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $25,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year) standardized and non-standardized performance is not annualized.

The standardized average annual total return and nonstandardized total return quotations are calculated using underlying mutual fund expense data for the period ended December 31, 2000. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                                        10 Years
                                                                                      or Date Fund
                                                                                      Available in     Date Fund
                                                                                      the Variable   Available in
                                                           1 Year         5 Years        Account     the Variable
                  Sub-Account Option                    to 12/31/2000  to 12/31/2000  to 12/31/2000     Account
American Century Variable Portfolios, Inc. - American      -18.74%          N/A           6.21%          11/03/97
Century VP Income & Growth
American Century Variable Portfolios, Inc. - American      -24.34%          N/A          11.97%          11/03/97
Century VP International
American Century Variable Portfolios, Inc. - American        8.20%          N/A           2.84%          11/03/97
Century VP Value
Credit Suisse Warburg Pincus Trust -  Global               -26.24%          N/A           6.15%          11/03/97
Post-Venture Capital Portfolio (formerly, Warburg
Pincus Trust -  Global Post-Venture Capital
Portfolio) (formerly, Warburg Pincus Trust -
Post-Venture Capital Portfolio)
Credit Suisse Warburg Pincus Trust - International         -32.51%          N/A          -0.86%          11/03/97
Equity Portfolio (formerly, Warburg Pincus Trust -
International Equity Portfolio)
Credit Suisse Warburg Pincus Trust - Value Portfolio        -0.75%          N/A           5.01%          11/03/97
(formerly, Warburg Pincus Trust - Value Portfolio)
(formerly, Warburg Pincus Trust - Growth & Income
Portfolio)
Dreyfus Investment Portfolios - European Equity            -10.97%          N/A          12.16%          09/27/99
Portfolio: Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc.:        -19.11%          N/A           9.39%          11/03/97
Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares             -17.53%          N/A           7.65%          11/03/97
Dreyfus Variable Investment Fund - Appreciation             -9.75%          N/A           8.31%          11/03/97
Portfolio: Initial Shares (formerly, Dreyfus Variable
Investment Fund - Capital Appreciation Portfolio)
Evergreen Variable Trust - Evergreen VA Blue Chip Fund       N/A            N/A         -15.82%          06/01/00
Evergreen Variable Trust - Evergreen VA Capital              N/A            N/A           1.25%          06/01/00
Growth Fund
Evergreen Variable Trust - Evergreen VA Equity Index         N/A            N/A         -15.61%          06/01/00
Fund
Evergreen Variable Trust - Evergreen VA Foundation           N/A            N/A         -11.13%          06/01/00
Fund
Evergreen Variable Trust - Evergreen VA Fund                 N/A            N/A         -16.58%          06/01/00
Evergreen Variable Trust - Evergreen VA Global               N/A            N/A         -11.01%          06/01/00
Leaders Fund
Evergreen Variable Trust - Evergreen VA Growth and           N/A            N/A          -5.20%          06/01/00
Income Fund
Evergreen Variable Trust - Evergreen VA International        N/A            N/A          -7.12%          06/01/00
Growth Fund
Evergreen Variable Trust - Evergreen VA Masters Fund         N/A            N/A         -12.08%          06/01/00
Evergreen Variable Trust - Evergreen VA Omega Fund           N/A            N/A         -27.25%          06/01/00
Evergreen Variable Trust - Evergreen VA Small Cap            N/A            N/A           7.73%          06/01/00
Value Fund
Evergreen Variable Trust - Evergreen VA Special              N/A            N/A         -14.57%          06/01/00
Equity Fund

                                                                                        10 Years
                                                                                      or Date Fund
                                                                                      Available in     Date Fund
                                                                                      the Variable   Available in
                                                           1 Year         5 Years        Account     the Variable
                  Sub-Account Option                    to 12/31/2000  to 12/31/2000  to 12/31/2000     Account

Evergreen Variable Trust - Evergreen VA Strategic            N/A             N/A         -4.87%          06/01/00
Income Fund
Federated Insurance Series - Federated Quality Bond          0.74%           N/A         -1.72%          05/03/99
Fund II
Fidelity VIP Equity-Income Portfolio:  Service Class        -1.33%           N/A          4.51%          11/03/97
Fidelity VIP Growth Portfolio:  Service Class              -19.14%           N/A         13.57%          11/03/97
Fidelity VIP  High Income Portfolio:  Service Class        -29.55%           N/A        -10.86%          11/03/97
Fidelity VIP Overseas Portfolio:  Service Class            -26.43%           N/A          3.39%          11/03/97
Fidelity VIP II Contrafund(R)Portfolio:  Service Class     -15.22%           N/A          8.79%          11/03/97
Fidelity VIP III Growth Opportunities Portfolio:           -24.65%           N/A         -1.31%          11/03/97
Service Class
Janus Aspen Series - Capital Appreciation Portfolio:         N/A             N/A        -24.95%          01/27/00
Service Shares
Janus Aspen Series - Global Technology Portfolio:            N/A             N/A        -39.94%          01/27/00
Service Shares
Janus Aspen Series - International Growth Portfolio:         N/A             N/A        -24.62%          01/27/00
Service Shares
NSAT Capital Appreciation Fund                             -33.09%           N/A         -3.72%          11/03/97
NSAT Dreyfus NSAT Mid Cap Index Fund (formerly, NSAT         5.35%           N/A          9.69%          11/03/97
Nationwide Mid Cap Index Fund) (formerly, NSAT
Nationwide Select Advisers Mid Cap Fund)
NSAT Federated NSAT Equity Income Fund (formerly,          -18.81%           N/A          2.11%          11/03/97
NSAT Nationwide Equity Income Fund)
NSAT Federated NSAT High Income Bond Fund (formerly,       -16.63%           N/A         -4.05%          11/03/97
NSAT Nationwide High Income Bond Fund)
NSAT Gartmore NSAT Emerging Markets Fund                     N/A             N/A        -18.97%          10/02/00
NSAT Gartmore NSAT Global Technology and                     N/A             N/A        -43.85%          10/02/00
Communications FUnd
NSAT Gartmore NSAT International Growth Focus Fund           N/A             N/A        -13.96%          10/02/00
NSAT Government Bond Fund                                    2.77%           N/A          1.46%          11/03/97
NSAT J.P. Morgan NSAT Balanced Fund (formerly, NSAT         -9.48%           N/A         -1.81%          11/03/97
Nationwide Balanced Fund)
NSAT MAS NSAT Multi Sector Bond Fund (formerly, NSAT        -3.90%           N/A         -1.51%          11/03/97
Nationwide Multi Sector Bond Fund)
NSAT Money Market Fund                                      -3.53%           N/A          0.48%          10/31/97
NSAT Nationwide Global 50 Fund (formerly, NSAT             -20.28%           N/A          3.73%          11/03/97
Nationwide Global Equity Fund)
NSAT Nationwide Small Cap Growth Fund (formerly, NSAT      -23.75%           N/A         31.15%          05/03/99
Nationwide Select Advisers Small Cap Growth Fund)
NSAT Nationwide Small Cap Value Fund                         1.47%           N/A          5.21%          11/03/97
NSAT Nationwide Small Company Fund                          -0.76%           N/A          9.39%          11/03/97
NSAT Nationwide Strategic Value Fund                        -2.01%           N/A         -2.89%          11/03/97
NSAT Strong NSAT Mid Cap Growth Fund (formerly, NSAT       -23.03%           N/A         16.16%          11/03/97
Nationwide Strategic Growth Fund)

                                                                                         10 Years
                                                                                       or Date Fund
                                                                                       Available in     Date Fund
                                                                                       the Variable   Available in
                                                            1 Year         5 Years        Account     the Variable
                  Sub-Account Option                     to 12/31/2000  to 12/31/2000  to 12/31/2000     Account
NSAT Turner NSAT Growth Focus Fund                            N/A           N/A         -40.83%          10/02/00
NSAT Total Return Fund                                     -11.08%          N/A           2.89%          11/03/97
Neuberger Berman AMT Guardian Portfolio                     -8.15%          N/A          11.36%          11/03/97
Neuberger Berman AMT Mid-Cap Growth Portfolio              -15.90%          N/A          25.58%          11/03/97
Neuberger Berman AMT Partners Portfolio                     -8.54%          N/A          -0.60%          11/03/97
Oppenheimer Variable Account Funds - Oppenheimer           -19.30%          N/A          14.41%          11/03/97
Aggressive Growth Fund/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer Capital
Appreciation Fund)
Oppenheimer Variable Account Funds - Oppenheimer            -9.38%          N/A          13.91%          11/03/97
Capital Appreciation Fund/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer  Growth Fund)
Oppenheimer Variable Account Funds - Oppenheimer              N/A           N/A         -11.92%          05/01/00
Global Securities Fund/VA
Oppenheimer Variable Account Funds - Oppenheimer Main      -17.08%          N/A           0.86%          11/03/97
Street Growth & Income Fund/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer Growth & Income
Fund)
Strong Opportunity Fund II, Inc.                              N/A           N/A          -9.39%          05/01/00
The Universal Institutional Funds, Inc. - Emerging           1.65%          N/A          -2.50%          11/03/97
Markets Debt Portfolio (formerly, Morgan Stanley Dean
Witter Universal Funds, Inc. - Emerging Markets Debt
Portfolio)
The Universal Institutional Funds, Inc. - Mid Cap             N/A           N/A         -20.22%          05/01/00
Growth Portfolio
The Universal Institutional Funds, Inc. - U.S. Real           N/A           N/A          -3.34%          09/22/00
Estate Portfolio
Van Eck Worldwide Insurance Trust - Worldwide Emerging     -46.91%          N/A         -15.76%          11/03/97
Markets Fund
Van Eck Worldwide Insurance Trust - Worldwide Hard           1.67%          N/A          -9.96%          11/03/97
Assets Fund
Victory Variable Insurance Funds - Diversified Stock       -10.19%          N/A          -7.16%          07/01/99
Fund: Class A
Victory Variable Insurance Funds - Small Company            10.94%          N/A           5.66%          07/01/99
Opportunity Fund: Class A
W&R Target Funds, Inc. - Asset Strategy Portfolio             N/A           N/A          -2.65%          12/01/00
W&R Target Funds, Inc. - Balanced Portfolio                   N/A           N/A          -4.06%          12/01/00
W&R Target Funds, Inc. - Bond Portfolio                       N/A           N/A          -4.19%          12/01/00
W&R Target Funds, Inc. - Core Equity Portfolio                N/A           N/A          -4.26%          12/01/00
W&R Target Funds, Inc. - Growth Portfolio                     N/A           N/A          -5.23%          12/01/00
W&R Target Funds, Inc. - High Income Portfolio                N/A           N/A          -5.71%          12/01/00
W&R Target Funds, Inc. - International Portfolio              N/A           N/A          -4.97%          12/01/00
W&R Target Funds, Inc. - Limited-Term Bond Portfolio          N/A           N/A          -5.06%          12/01/00
W&R Target Funds, Inc. - Money Market Portfolio               N/A           N/A          -6.05%          12/01/00

                                                                                         10 Years
                                                                                       or Date Fund
                                                                                       Available in     Date Fund
                                                                                       the Variable   Available in
                                                            1 Year         5 Years        Account     the Variable
                  Sub-Account Option                     to 12/31/2000  to 12/31/2000  to 12/31/2000     Account
W&R Target Funds, Inc. - Science and Technology               N/A            N/A         -9.22%          12/01/00
Portfolio
W&R Target Funds, Inc. - Small Cap Portfolio                  N/A            N/A         -5.65%          12/01/00

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
$25,000 INITIAL INVESTMENT

PLEASE NOTE: THE PERFORMANCE NUMBERS BELOW REFLECT THE DEDUCTION OF THE AMOUNT ASSESSED FOR THE BASE CONTRACT 0.95% (A CONTRACT WITH NO RIDER OPTIONS). FOR CONTRACT OWNERS WHO HAVE CHOSEN ONE OR MORE RIDER OPTIONS, THE FUND PERFORMANCE AS SHOWN WOULD BE REDUCED IN ACCORDANCE TO THE COSTS OF THE RIDER OPTIONS SELECTED.

                                                                                         10 Years
                                                                                       to 12/31/2000
                                                             1 Year        5 Years      or Life of      Date Fund
                   Sub-Account Option                     to 12/31/2000 to 12/31/2000      Fund         Effective
American Century Variable Portfolios, Inc. - American       -11.46%          N/A           11.21%         10/30/97
Century VP Income & Growth
American Century Variable Portfolios, Inc. - American       -17.61%         15.96%         12.57%         05/02/94
Century VP International
American Century Variable Portfolios, Inc. - American        17.03%          N/A           11.52%         05/01/96
Century VP Value
Credit Suisse Warburg Pincus Trust - Global                 -19.71%          N/A           10.01%         09/30/96
Post-Venture Capital Portfolio (formerly, Warburg
Pincus Trust - Global Post-Venture Capital Portfolio)
(formerly, Warburg Pincus Trust - Post-Venture Capital
Portfolio)
Credit Suisse Warburg Pincus Trust - International          -26.60%          4.19%          5.05%         06/30/95
Equity Portfolio (formerly, Warburg Pincus Trust -
International Equity Portfolio)
Credit Suisse Warburg Pincus Trust - Value Portfolio          7.88%          N/A            8.86%         10/31/97
(formerly, Warburg Pincus Trust - Value Portfolio)
(formerly, Warburg Pincus Trust - Growth & Income
Portfolio)
Dreyfus Investment Portfolios - European Equity              -2.92%          N/A           13.90%         04/30/99
Portfolio: Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc.:         -11.87%         17.32%         17.40%         10/06/93
Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares              -10.14%         16.86%         13.72%         09/29/89
Dreyfus Variable Investment Fund - Appreciation              -1.59%         17.20%         16.06%         04/05/93
Portfolio: Initial Shares (formerly, Dreyfus Variable
Investment Fund - Capital Appreciation Portfolio)
Evergreen Variable Trust - Evergreen VA Blue Chip Fund        N/A            N/A          -10.94%         05/01/00
Evergreen Variable Trust - Evergreen VA Capital Growth       16.61%          N/A           10.50%         03/03/98
Fund
Evergreen Variable Trust - Evergreen VA Equity Index         -9.97%          N/A            2.96%         10/01/99
Fund
Evergreen Variable Trust - Evergreen VA Foundation Fund      -5.83%          N/A           10.75%         03/01/96


                                                                                            10 Years
                                                                                          to 12/31/2000
                                                                1 Year        5 Years      or Life of      Date Fund
                    Sub-Account Option                       to 12/31/2000 to 12/31/2000      Fund         Effective
Evergreen Variable Trust - Evergreen VA Fund                   -12.82%          N/A           12.07%         03/01/96
Evergreen Variable Trust - Evergreen VA Global Leaders Fund     -9.56%          N/A           -9.59%         02/28/97
Evergreen Variable Trust - Evergreen VA Growth and Income       14.15%          N/A           -1.24%         03/01/96
Fund
Evergreen Variable Trust - Evergreen VA International           -5.96%          N/A            8.18%         08/17/98
Growth Fund
Evergreen Variable Trust - Evergreen VA Masters Fund            -3.90%          N/A           10.72%         02/01/99
Evergreen Variable Trust - Evergreen VA Omega Fund             -13.29%          N/A           14.60%         02/28/97
Evergreen Variable Trust - Evergreen VA Small Cap Value         19.57%          N/A            9.75%         05/01/98
Fund
Evergreen Variable Trust - Evergreen VA Special Equity Fund     -9.28%          N/A            6.02%         09/29/99
Evergreen Variable Trust - Evergreen VA Strategic Income        -1.63%          N/A            2.16%         02/28/97
Fund
Federated Insurance Series - Federated Quality Bond Fund II      9.41%          N/A            3.80%         04/22/99
Fidelity VIP Equity-Income Portfolio:  Service Class             7.28%         12.36%         16.20%         10/09/86
Fidelity VIP Growth Portfolio:  Service Class                  -11.91%         18.10%         18.86%         10/09/86
Fidelity VIP High Income Portfolio:  Service Class             -23.34%          0.43%          8.78%         09/19/85
Fidelity VIP Overseas Portfolio:  Service Class                -19.92%          9.33%          8.22%         01/28/87
Fidelity VIP II Contrafund(R)Portfolio:  Service Class          -7.60%         16.65%         20.05%         01/03/95
Fidelity VIP III Growth Opportunities Portfolio:  Service      -17.96%          9.50%         12.89%         01/03/95
Class
Janus Aspen Series - Capital Appreciation Portfolio:           -20.12%          N/A           29.86%         05/01/97
Service Shares
Janus Aspen Series - Global Technology Portfolio: Service        N/A            N/A          -34.70%         01/08/00
Shares
Janus Aspen Series - International Growth Portfolio:           -17.75%         22.00%         18.99%         05/02/94
Service Shares
NSAT Capital Appreciation Fund                                 -27.23%         10.00%         10.10%         04/15/92
NSAT Dreyfus NSAT Mid Cap Index Fund (formerly, NSAT            14.12%          N/A           13.50%         10/31/97
Nationwide Mid Cap Index Fund) (formerly, NSAT Nationwide
Select Advisers Mid Cap Fund)
NSAT Federated NSAT Equity Income Fund (formerly, NSAT         -11.47%          N/A            6.05%         10/31/97
Nationwide Equity Income Fund)
NSAT Federated NSAT High Income Bond Fund (formerly, NSAT       -9.14%          N/A           -0.20%         10/31/97
Nationwide High Income Bond Fund)
NSAT Gartmore NSAT Emerging Markets Fund                         N/A            N/A          -25.08%         08/30/00
NSAT Gartmore NSAT Global Technology and Communications          N/A            N/A          -25.30%         06/30/00
Fund
NSAT Gartmore NSAT International Growth Focus Fund               N/A            N/A          -13.98%         08/30/00
NSAT Government Bond Fund                                       11.48%          5.31%          6.94%         11/08/82
NSAT J.P. Morgan NSAT Balanced Fund (formerly, NSAT             -1.29%          N/A            2.14%         10/31/97
Nationwide Balanced Fund)
NSAT MAS NSAT Multi Sector Bond Fund (formerly, NSAT             4.66%          N/A            2.44%         10/31/97
Nationwide Multi Sector Bond Fund)
NSAT Money Market Fund                                           5.02%          4.31%          3.81%         11/10/81


                                                                                         10 Years
                                                                                       to 12/31/2000
                                                             1 Year        5 Years      or Life of      Date Fund
                   Sub-Account Option                     to 12/31/2000 to 12/31/2000      Fund         Effective
NSAT Nationwide Global 50 Fund (formerly, NSAT              -13.15%          N/A            7.60%         10/31/97
Nationwide Global Equity Fund)
NSAT Nationwide Small Cap Growth Fund (formerly, NSAT       -16.96%          N/A           37.28%         05/03/99
Nationwide Select Advisers Small Cap Growth Fund)
NSAT Nationwide Small Cap Value Fund                         10.15%          N/A            9.06%         10/31/97
NSAT Nationwide Small Company Fund                            7.87%         16.83%         19.19%         10/23/95
NSAT Nationwide Strategic Value Fund                          6.59%          N/A            1.02%         10/31/97
NSAT Strong NSAT Mid Cap Growth Fund (formerly, NSAT        -16.18%          N/A           19.93%         10/31/97
Nationwide Strategic Growth Fund)
NSAT Turner NSAT Growth Focus Fund                            N/A            N/A          -40.62%         06/30/00
NSAT Total Return Fund                                       -3.05%         13.19%         14.41%         11/08/82
Neuberger Berman AMT Guardian Portfolio                       0.18%          N/A           15.19%         11/03/97
Neuberger Berman AMT Mid-Cap Growth Portfolio                -8.34%          N/A           29.42%         11/03/97
Neuberger Berman AMT Partners Portfolio                      -0.25%         12.81%         13.76%         03/22/94
Oppenheimer Variable Account Funds - Oppenheimer            -12.08%         18.58%         20.07%         08/15/86
Aggressive Growth Fund/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer Capital
Appreciation Fund)
Oppenheimer Variable Account Funds - Oppenheimer             -1.17%         21.53%         18.33%         04/03/85
Capital Appreciation Fund/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer  Growth Fund)
Oppenheimer Variable Account Funds - Oppenheimer Global       4.10%         21.18%         14.66%         11/12/90
Securities Fund/VA
Oppenheimer Variable Account Funds - Oppenheimer Main        -9.64%         14.25%         17.54%         07/05/95
Street Growth & Income Fund/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer Growth & Income
Fund)
Strong Opportunity Fund II, Inc.                              5.59%         18.20%         18.14%         05/08/92
The Universal Institutional Funds, Inc. - Emerging           10.33%          N/A            0.16%         06/19/97
Markets Debt Portfolio (formerly, Morgan Stanley Dean
Witter Universal Funds, Inc. - Emerging Markets Debt
Portfolio)
The Universal Institutional Funds, Inc. - Mid Cap            -8.21%          N/A           21.89%         06/16/97
Growth Portfolio
The Universal Institutional Funds, Inc. - U.S. Real          28.06%          N/A            6.96%         03/03/97
Estate Portfolio
Van Eck Worldwide Insurance Trust - Worldwide Emerging      -42.42%         -3.89%         -4.07%         12/21/95
Markets Fund
Van Eck Worldwide Insurance Trust - Worldwide Hard           10.35%         0.59%           3.45%         09/01/89
Assets Fund
Victory Variable Insurance Funds - Diversified Stock         -2.07%          N/A           -0.91%         07/01/99
Fund: Class A
Victory Variable Insurance Funds - Small Company             19.83%          N/A           12.15%         07/01/99
Opportunity Fund: Class A
W&R Target Funds, Inc. - Asset Strategy Portfolio            21.39%         13.82%         12.33%         05/01/95
W&R Target Funds, Inc. - Balanced Portfolio                   6.13%         10.01%         10.65%         05/03/94
W&R Target Funds, Inc. - Bond Portfolio                       8.80%         4.69%           6.92%         07/13/87
W&R Target Funds, Inc. - Core Equity Portfolio                8.25%         16.51%         15.31%         07/16/91
W&R Target Funds, Inc. - Growth Portfolio                     0.45%         17.70%         15.98%         07/13/87


                                                                                         10 Years
                                                                                       to 12/31/2000
                                                             1 Year        5 Years      or Life of      Date Fund
                   Sub-Account Option                     to 12/31/2000 to 12/31/2000      Fund         Effective
W&R Target Funds, Inc. - High Income Portfolio              -10.59%         3.24%           6.33%         07/13/87
W&R Target Funds, Inc. - International Portfolio            -24.40%        16.75%          13.30%         05/03/94
W&R Target Funds, Inc. - Limited-Term Bond Portfolio          7.71%         4.53%           5.27%         05/03/94
W&R Target Funds, Inc. - Money Market Portfolio               4.86%         4.13%           4.43%         07/13/87
W&R Target Funds, Inc. - Science and Technology             -21.91%          N/A           40.36%         04/04/97
Portfolio
W&R Target Funds, Inc. - Small Cap Portfolio                -13.19%         15.03%         18.93%         05/03/94

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio, Financial Investors Variable Insurance Trust - Growth & Income Portfolio, and the W&R Target Funds, Inc. - Value Portfolio were added to the variable account effective May 1, 2001. Therefore, no sub-account performance is available.


The AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Class I, AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Class I, AIM Variable Insurance Funds
- AIM V.I. Capital Appreciation Fund: Class I, AIM Variable Insurance Funds - AIM V.I. Growth and Income Fund: Class I, AIM Variable Insurance Funds - AIM V.I. Value Fund: Class I, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, Deutsche VIT Funds - NASDAQ 100 Index Fund and Dreyfus Variable Investment Fund
- Small Cap Portfolio: Initial Shares were added to the variable account effective October 5, 2001. Therefore, no sub-account performance is available.




           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                          PAGE
General Information and History.............................1
Services....................................................1
Purchase of Securities Being Offered........................2
Underwriters................................................2
Calculations of Performance.................................2
Condensed Financial Information.............................3
Annuity Payments............................................3
Financial Statements......................................233

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS


The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.


AIM VARIABLE INSURANCE FUNDS
AIM Variable Insurance Funds is an open-end, series, management investment company organized as a Maryland trust. Pursuant to an agreement and plan of reorganization, AIM Variable Insurance Funds was reorganized on May 1, 2000 as a Delaware business trust. The Funds are currently offered to insurance company separate accounts to fund benefits of variable annuity contracts and variable life insurance policies. A I M Advisors, Inc. ("AIM") serves as the Funds' investment adviser.

     AIM V.I. BALANCED FUND: CLASS I
     Investment Objective: The highest total return as possible that is consistent with the preservation of capital. The Fund pursues its objective by investing in a broadly diversified portfolio of high-yielding securities, including common stocks, preferred stocks, convertible securities and bonds.

     AIM V.I. BLUE CHIP FUND: CLASS I
     Investment Objective: Long-term growth of capital with a secondary objective of current income. The Fund pursues its objectives by investing at least 65% of the Fund's total assets in the common stocks of blue chip companies (those companies that the Fund's investment adviser believes have the potential for above-average growth in earnings and that are well-established in their respective industries).

     AIM V.I. CAPITAL APPRECIATION FUND: CLASS I
     Investment Objective: Growth of capital. The Fund pursues its objective by investing principally in common stocks of companies the investment adviser believes are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospectus for future growth.

     AIM V.I. GROWTH AND INCOME FUND: CLASS I
     Investment Objective: Growth of capital with a secondary objective of current income. The Fund pursues its objectives by investing at least 65% of the Fund's total assets in securities of established companies that have long-term above-average growth in earnings and dividends, and growth companies that the investment adviser believes have the potential for above-average growth in earnings and dividends.

     AIM V.I. VALUE FUND: CLASS I
     Investment Objective: Long-term growth of capital with a secondary objective of income. The Fund pursues its objectives by investing primarily in equity securities judged by the Fund's investment adviser to be undervalued relative to the investment adviser's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company that offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     AMERICAN CENTURY VP VALUE
     Investment Objective: Long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.


BB&T VARIABLE INSURANCE FUNDS
Variable Insurance Funds is an open-end management investment company organized as a Massachusetts business trust that consists of multiple portfolios. The portfolios are sold to insurance company separate accounts to serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies. BB&T Asset Management, LLC serves as the Funds' investment adviser.

     BB&T CAPITAL APPRECIATION FUND
     Investment Objective: Long-term capital appreciation. The Fund pursues its objective by investing primarily in equity securities of U.S. companies with market capitalizations in excess of $2 billion that the investment adviser believes have established records of growth and significant growth potential.

     BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND
     Investment Objective: Capital appreciation. The Fund pursues its objective by investing in a diversified portfolio of mutual funds offered by the BB&T Funds, an affiliated open-end investment company.

     BB&T GROWTH AND INCOME FUND
     Investment Objective: Capital growth, current income, or both. The Fund pursues its objectives by investing at least 65% of its total assets in stocks, which may include common stock, preferred stock, warrants, or debt instruments that are convertible into common stock.

     BB&T LARGE COMPANY GROWTH FUND
     Investment Objective: Capital growth. The Fund pursues its objective by investing primarily in a diversified portfolio of equity securities issued by large capitalization growth companies.


CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)
The Credit Suisse Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Portfolios are managed by Credit Suisse Asset Management, LLC ("Credit Suisse").

     GLOBAL POST-VENTURE CAPITAL PORTFOLIO (FORMERLY, POST-VENTURE CAPITAL PORTFOLIO) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999) Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio will invest in at least three countries including the United States.

     INTERNATIONAL EQUITY PORTFOLIO (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999)
     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     VALUE PORTFOLIO (FORMERLY, GROWTH & INCOME PORTFOLIO) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000)
     Investment Objective: Total return by investing primarily in equity securities of value companies that may or may not pay dividends.


DEUTSCHE VIT FUNDS
Deutsche VIT Funds is an open-end management investment company currently offering shares in the Fund listed below. Shares are available only through the purchase of certain variable annuity and variable life insurance contracts issued by various insurance companies. Deutsche Asset Management, Inc. is the Fund's investment adviser.

     NASDAQ 100 INDEX FUND
     Investment Objective: To match, as closely as possible, before expenses, the performance of the NASDAQ 100 Index. The Fund attempts to meet its objective by investing primarily in common stocks of companies that comprise the NASDAQ 100 Index, in appropriately the same weightings as the NASDAQ Index. The Fund may also use derivative instruments, such as stock index futures contracts and options relating to the benchmark. The Fund's adviser will use quantitative analysis techniques to structure the Fund to obtain a high correlation to the NASDAQ 100 Index, while remaining as fully invested as possible in all market environments. However, the composition of the NASDAQ 100 Index and the Fund may occasionally diverge.


DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     EUROPEAN EQUITY PORTFOLIO: INITIAL SHARES
     Investment Objective: Long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly owned subsidiary of Mellon Bank, N.A., which is a wholly owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez, Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

     APPRECIATION PORTFOLIO: INITIAL SHARES (FORMERLY, CAPITAL APPRECIATION PORTFOLIO)
     Investment Objective: Primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.


     INTERNATIONAL VALUE PORTFOLIO: INITIAL SHARES
     Investment Objective: Long-term capital growth by investing most of the Portfolio's assets in equity securities of foreign issuers which Dreyfus considers to be "value" companies.

     SMALL CAP PORTFOLIO: INITIAL SHARES
     Investment Objective: To maximize capital appreciation by investing primarily in small-cap companies with total market capitalizations of less than $2 billion at the time of purchase.


EVERGREEN VARIABLE TRUST
The Evergreen Variable Trust ("Trust") is an open-end management investment company commonly referred to as a Mutual Fund. The Trust is designed to provide investors with a selection of investment alternatives which seek to provide capital growth, income and diversification through its investment series (the "Funds"). Shares of the Funds are sold to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies.

The investment adviser to the Evergreen VA Blue Chip Fund, Evergreen VA Capital Growth Fund, Evergreen VA Fund, Evergreen VA Foundation Fund, Evergreen VA Growth and Income Fund, Evergreen VA Global Leaders Fund and Evergreen VA Small Cap Value Fund and Evergreen VA Special Equity Fund is Evergreen Asset Management Corp., a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB"), which in turn is a subsidiary of First Union Corporation. The Capital Management Group of FUNB serves as investment adviser to Evergreen VA Omega Fund. The First Capital Group of FUNB serves as investment adviser to the Evergreen VA Equity Index Fund. The investment adviser to the Evergreen VA Strategic Income Fund is Evergreen Investment Management Company, a wholly-owned subsidiary of FUNB.

     EVERGREEN VA BLUE CHIP FUND
     Investment Objective: Seeks capital growth with the potential for income. The Fund seeks to meet its objective by investing primarily in common stocks of well-established, large U.S. companies with a long history of performance, typically recognizable names representing a broad range of securities.

     EVERGREEN VA CAPITAL GROWTH FUND
     Investment Objective: Seeks to provide long-term capital growth. The Fund seeks to meet its objective by investing primarily in common stocks of large U.S. companies which its portfolio managers believe have the potential for capital appreciation over the intermediate and long-term. The Fund may also invest without limit in preferred stocks, convertible securities and any other securities that the portfolio managers believe may permit the Fund to achieve its investment objective.

     EVERGREEN VA EQUITY INDEX FUND
     Investment Objective: Seeks investment results that achieve price and yield performance similar to the S&P 500 Index. The Fund seeks to meet its objective by investing substantially all of its total assets in equity securities that represent a composite of the S&P 500 Index.

     EVERGREEN VA FOUNDATION FUND
     Investment Objective: Seeks, in order of priority: reasonable income, conservation of capital and capital appreciation. The Fund seeks to meet its objective by investing, under normal conditions, at least 25% of its assets in debt securities and the remainder in equity securities. The equity securities that the Fund invests in will include common stocks, preferred stocks and securities convertible or exchangeable for common stocks. The Fund's fixed income portion will include corporate debt securities issued by the U.S. Treasury or by an agency or instrumentally of the U.S. government, bank obligations, and high quality commercial paper.

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     EVERGREEN VA FUND
     Investment Objective: Seeks to achieve long-term capital growth. The Fund seeks to meet its objective by investing primarily in the common stocks of large U.S. companies.

     EVERGREEN VA GLOBAL LEADERS FUND
     Investment Objective: Seeks to provide investors with long-term capital growth. The Fund seeks to meet its objective by investing at least 65% of its assets in a diversified portfolio of U.S. and non-U.S. equity securities of companies located in the world's major industrialized countries. The Fund's investment adviser will screen the largest companies in major industrialized countries and the Fund will invest in the 100 best companies selected by the investment adviser based on qualitative and quantitative criteria such as high return on equity, consistent earnings growth and established market presence.

     EVERGREEN VA GROWTH AND INCOME FUND
     Investment Objective: Seeks capital growth in the value of its shares and current income. The Fund seeks to meet its objective by investing primarily in common stock and securities convertible into or exchangeable for common stocks of mid-sized U.S. companies. The Fund may also invest up to 25% of its assets in foreign securities.

     EVERGREEN VA INTERNATIONAL GROWTH FUND
     Investment Objective: Seeks long-term growth of capital and secondarily, modest income. The Fund invests primarily in equity securities issued by well-established, quality companies located in countries with developed markets. The Fund may invest a portion of its assets in equity securities of companies located in certain emerging markets countries and the formerly communist countries of eastern Europe.

     EVERGREEN VA MASTERS FUND
     Investment Objectives: Seeks long-term capital growth. The Fund's investment program is based on the Manager of Managers Strategy of First Union Bank's Evergreen Investment Management division (EIM). EIM allocates the Fund's portfolio assets on an approximately equal basis among a number of investment management organizations, each of which employs a different style. EIM has ultimate responsibility for the investment performance of the Fund. The style of each investment management organization is described below. EIM will continuously monitor the performance and investment styles of the Fund's portfolio managers.

     There can be no assurance that the Fund's investment objective will be achieved.

     Evergreen Asset Management Corp. ("Evergreen") will invest it's segment of the Fund's assets according to a value oriented strategy. Evergreen will invest in equity securities of U.S. and foreign companies with market capitalizations falling within the range of the Russell Midcap Growth Index of the time of the Fund's investment between approximately $500 million and $5 billion. Evergreen will invest in companies it believes the market has temporarily undervalued in relation to such factors as the company's assets, cash flow and earnings potential.

     MFS Institutional Advisors, Inc. ("MFS") will invest its segment of the portfolio according to its growth oriented investment strategy by primarily investing in equity securities of companies with market capitalizations falling within the range of the Russell Midcap Growth Index at the time of the Fund's investment. Such companies generally would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, management and market opportunities which are usually necessary to continue sustained growth. MFS may invest up to 25% (and generally expects to invest between 1% and 10%) of its segment of the Fund's assets in foreign securities.

     OppenheimerFunds, Inc. ("Oppenheimer") manages its segment of the portfolio in accordance with a blended growth and value investment strategy. Investments are primarily in equity securities of those companies with market capitalizations over $5 billion; however, Oppenheimer may, when it deems advisable, invest in the equity securities of mid-cap and small-cap companies. In purchasing portfolio securities, Oppenheimer may invest without limit in foreign securities and may, to a limited degree, invest in non-convertible debt securities and preferred stocks which have the potential for capital appreciation.

     Putnam Investment Management, Inc. ("Putnam") invests its segment of the portfolio primarily, in accordance with its growth oriented investment strategy, in equity securities of U.S. and foreign issuers with market capitalizations of $3 billion or more. Putnam may also purchase non-convertible debt securities which offer the opportunity for capital appreciation. In the evaluation of a company, more consideration is given to growth potential than to dividend income.

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     EVERGREEN VA OMEGA FUND
     Investment Objective: Seeks long-term capital growth. The Fund seeks to meet its objective by investing primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations.

     EVERGREEN VA SMALL CAP VALUE FUND
     Investment Objective: Seeks current income and capital growth in the value of its shares. The Fund seeks to meet its objective by investing primarily in common stocks of small U.S. companies (less than $1 billion in market capitalization). The Fund's equity securities will include common stocks and securities convertible into common stock.

     EVERGREEN VA SPECIAL EQUITY FUND
     Investment Objective: Seeks capital growth. The Fund invests primarily in equity securities of U.S. companies with small market capitalizations. The Fund strives to provide a return greater than stock market indices such as the Russell 2000 Index by investing principally in a diversified portfolio of common stocks of domestic companies. The Fund may purchase stocks initial public offerings ("IPOs").

     EVERGREEN VA STRATEGIC INCOME FUND
     Investment Objective: Seeks high current income from interest on debt securities and secondarily, considers potential for growth of capital in selecting securities. The Fund seeks to meet its objective by allocating its assets principally between domestic high yield, high risk bonds and debt securities (which may be denominated in U.S. dollars or in non-U.S. currencies) of foreign governments and foreign corporations. In addition, the Fund will, from time to time, allocate a portion of its assets to U.S. government securities, including zero-coupon U.S. Treasury securities, mortgage-backed securities and money market instruments. From time to time, the Fund may invest 100% of its assets in U.S. or foreign securities. While the Fund may invest in securities of any maturity, it is currently expected that the Fund will not invest in securities with maturities of more than 30 years.

FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an open-end management investment company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II
     Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

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

     - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

     - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO: SERVICE CLASS
     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
The First Horizon Growth & Income and Capital Appreciation Portfolios are portfolios of the Financial Investors Variable Insurance Trust organized as a Delaware business trust on July 31, 2000. The trust is a diversified, open-end investment company that offers its shares as investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

     CAPITAL APPRECIATION PORTFOLIO
     Investment Objective: Seeks to provide long-term capital appreciation. Currently, the Portfolio primarily invests in equity securities of companies with market capitalizations generally between $200 million and $2 billion at the time of purchase, with an average market capitalization of the Portfolio not to exceed $1.5 billion. The Portfolio may invest in preferred stock, bonds and debentures convertible into common stock of U.S. based companies of all sizes, industries, and geographical markets. The Portfolio may also invest in securities of foreign issuers. First Tennessee Bank National Association and Delaware Management Company serve as co-investment advisers to the Portfolio.

     GROWTH & INCOME PORTFOLIO
     Investment Objective: Seeks to achieve maximum total return through a combination of capital appreciation and dividend income by investing at least 65% of its total assets in equity securities. The Portfolio invests in common stock and American Depositary Receipts (ADRS) of U.S. and international companies that are traded on major domestic securities exchanges. The Portfolio may also invest in convertible securities. First Tennessee Bank National Association serves as the Portfolio's

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     investment adviser and Highland Capital Management Corporation acts as the
     Portfolio's sub-adviser.

JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the portfolio invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Villanova Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore NSAT Emerging Markets Fund, and Gartmore NSAT International Growth Fund. The remaining assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     CAPITAL APPRECIATION FUND
     Investment Objective: Long-term capital appreciation.

     DREYFUS NSAT MID CAP INDEX FUND (FORMERLY, NATIONWIDE MID CAP INDEX FUND) (FORMERLY, NATIONWIDE SELECT ADVISERS MID CAP FUND) Subadviser: The Dreyfus Corporation Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     FEDERATED NSAT EQUITY INCOME FUND (FORMERLY, NATIONWIDE EQUITY INCOME FUND)
     Subadviser: Federated Investment Counseling
     Investment Objective: Above average income and capital appreciation by investing primarily in income producing U.S. and foreign equity securities and securities that are convertible into common stock.

     FEDERATED NSAT HIGH INCOME BOND FUND (FORMERLY, NATIONWIDE HIGH INCOME BOND
     FUND)
     Subadviser: Federated Investment Counseling
     Investment Objective: To provide high current income by investing at least 65% of the Fund's total assets in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality. Such funds are commonly referred to as "junk bonds."

     GARTMORE NSAT EMERGING MARKETS FUND
     Subadviser: Gartmore Global Partners
     Investment Objective: Long term capital growth by investing primarily in equity securities of companies located in emerging market countries.

     GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
     Investment Objective: Long term capital appreciation by investing primarily and at least 65% of its total assets in equity securities issued by U.S. and foreign companies with business operations in technology and communications and/or technology and communication related industries.

     GARTMORE NSAT INTERNATIONAL GROWTH FUND
     Subadviser: Gartmore Global Partners


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     Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries. The Fund invests at least 65% of its assets in established companies located in at least three countries other than the U.S.

     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing at least 65% of its total assets in U.S. government and agency bonds, bills and notes.

     J.P. MORGAN NSAT BALANCED FUND (FORMERLY, NATIONWIDE BALANCED FUND)
     Subadviser: J.P. Morgan Investment Management, Inc.
     Investment Objective: A high total return from a diversified portfolio of equity and fixed income securities. Under normal circumstances, the Fund invests approximately 60% of its assets in equity securities and 40% of its assets in fixed income securities. The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Index. Generally, most of the Fund's fixed income securities will consist of "investment grade" securities, but the Fund may invest securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds.

     MAS NSAT MULTI SECTOR BOND FUND (FORMERLY, NATIONWIDE MULTI SECTOR BOND
     FUND)
     Subadviser: Miller, Anderson & Sherrerd, LLP
     Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities. The subadviser will use futures, swaps and other derivatives in managing the Fund.

     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

     NATIONWIDE GLOBAL 50 FUND (FORMERLY, NATIONWIDE GLOBAL EQUITY FUND)
     Subadviser: J. P. Morgan Investment Management Inc.
     Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. The Fund seeks its investment objective through stock selection and management of currency exposure. The Fund invests in approximately fifty stocks of primarily large and midcap companies located throughout the world.

     NATIONWIDE SMALL CAP GROWTH FUND (FORMERLY, NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND)
     Subadvisers: Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known has small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies.

     NATIONWIDE SMALL CAP VALUE FUND
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a medial market capitalization of approximately $1 billion. Under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of


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     investment are similar to the market capitalizations of companies in the
     Russell 2000 Index.

     NATIONWIDE SMALL COMPANY FUND
     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company
     Investment Objective: Long-term growth of capital. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     NATIONWIDE STRATEGIC VALUE FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1,
     2000)

     Subadviser: Strong Capital Management Inc. Investment Objective: Primarily long-term capital appreciation. The Fund invests primarily in common stocks of medium and large-size companies. The subadviser selects stocks of companies that have attractive growth prospects, but are believed to be underpriced. To a limited extent, the Fund may also invest in foreign securities.

     STRONG NSAT MID CAP GROWTH FUND (FORMERLY, NATIONWIDE STRATEGIC GROWTH
     FUND)
     Subadviser: Strong Capital Management Inc.
     Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. The Fund invests primarily in stocks of medium sized companies but its portfolio can include stocks of companies of any size.

     TOTAL RETURN FUND
     Investment Objective: To obtain a reasonable, long-term total return on invested capital.

     TURNER NSAT GROWTH FOCUS FUND
     Subadviser: Turner Investment Partners, Inc.
     Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 20 to 30 common stocks.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Long-term capital growth, with current income as a secondary objective. The portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

     AMT MID-CAP GROWTH PORTFOLIO
     Investment Objective: Capital growth. The portfolio pursues this goal by investing mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

     AMT PARTNERS PORTFOLIO
     Investment Objective: Capital growth. The portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer variable account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. Oppenheimer Funds, Inc. is the investment adviser.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA (FORMERLY, OPPENHEIMER CAPITAL APPRECIATION FUND)
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research,

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



     development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY, OPPENHEIMER GROWTH
     FUND)
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA
     Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA (FORMERLY, OPPENHEIMER GROWTH & INCOME FUND)
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

STRONG OPPORTUNITY FUND II, INC.
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment adviser for the Fund.

     Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Dean Witter Investment Management, Inc.

     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

     MID CAP GROWTH PORTFOLIO
     Investment Objective: Long-term capital growth by investing primarily in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the Standard & Poor's Rating Group ("S&P") MidCap 400 Index. Such range is generally $500 million to $6 billion but the range fluctuates over time with changes in the equity market. Miller Anderson & Sherrerd, LLP is the Portfolio's investment adviser.

     U. S. REAL ESTATE PORTFOLIO
     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts.

     The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Fund's investment adviser.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment adviser and manager is Van Eck Associates Corporation.

     WORLDWIDE EMERGING MARKETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VICTORY VARIABLE INSURANCE FUNDS
The Victory Variable Insurance Funds (the "Trust") is a Delaware business trust formed on February 11, 1998. The Trust is offered exclusively through contracts offered by the separate accounts of participating insurance companies. Key Asset Management Inc. serves as the investment adviser for each fund offered through the Trust.

     DIVERSIFIED STOCK FUND: CLASS A
     Investment Objective: Seeks to provide long-term growth of capital. The Fund pursues its objective by investing primarily in equity securities and securities convertible into common stocks traded on U.S. exchanges and issued by large, established companies.

     SMALL COMPANY OPPORTUNITY FUND: CLASS A
     Investment Objective: Seeks to provide capital appreciation. The Fund pursues its objective by investing primarily in common stocks of smaller companies that show the potential for high earnings growth in relation to their price-earnings ratio.

W&R TARGET FUNDS, INC.
The Fund is an open-end, diversified management company organized as a Maryland corporation on December 2, 1986. The Fund sells its shares only to the separate accounts of participating insurance companies to fund certain variable life insurance policies and variable annuity contracts. Waddell &Reed Investment Management Company is the Fund's investment adviser.

     ASSET STRATEGY PORTFOLIO
     Investment Objective: The Asset Strategy Portfolio seeks high total return over the long-term. It seeks to achieve its goal by allocating its assets among stocks, bonds and short-term instruments, both in the United States and abroad.

     BALANCED PORTFOLIO
     Investment Objective: The Balanced Portfolio seeks as a primary goal, current income, with a secondary goal of long-term appreciation of capital. It invests primarily in a mix of stocks, fixed-income securities and cash, depending on market conditions.

     BOND PORTFOLIO
     Investment Objective: The Bond Portfolio seeks a reasonable return with emphasis on preservation of capital. It seeks to achieve its goal by investing primarily in domestic debt securities, usually of investment grade.

     CORE EQUITY PORTFOLIO
     Investment Objective: The Core Equity Portfolio seeks capital growth and income. It seeks to achieve its goals by investing primarily in common stocks of large U.S. and foreign companies that have a record of paying regular dividends on common stock or have the potential for capital appreciation, or are expected to resist market decline.

     GROWTH PORTFOLIO
     Investment Objective: The Growth Portfolio seeks capital growth, with a secondary goal of current income. It seeks to achieve its goal by investing primarily in common stocks of U.S. and foreign companies.

     HIGH INCOME PORTFOLIO
     Investment Objective: The High Income Portfolio seeks as a primary goal, high current income with a secondary goal of capital growth. It seeks to achieve its goals by investing primarily in high-yield, high-risk, fixed-income securities of U.S. and foreign issuers, the risks of which are consistent with the Portfolio's goals.

     INTERNATIONAL PORTFOLIO
     Investment Objective: The International Portfolio seeks as a primary goal, long-term appreciation of capital, with a secondary goal of current income. It seeks to achieve its goals by investing primarily in common stocks of foreign companies that may have the potential for long-term growth.

     LIMITED-TERM BOND PORTFOLIO
     Investment Objective: The Limited-Term Bond Portfolio seeks a high level of current income consistent with preservation of capital. It seeks to achieve its goal by investing primarily in investment-grade debt securities of U.S. issuers, including U.S. Government securities.

     MONEY MARKET PORTFOLIO
     Investment Objective: The Money Market Portfolio seeks current income consistent with stability of principal. It seeks to achieve it goal by investing in U.S. dollar-denominated high quality money market obligations and instruments.

     SCIENCE AND TECHNOLOGY PORTFOLIO
     Investment Objective: The Science and Technology Portfolio seeks long-term capital growth. It seeks to achieve its goals by concentrating its investments primarily in science and technology equity securities of U.S. and foreign companies.

     SMALL CAP PORTFOLIO
     Investment Objective: The Small Cap Portfolio seeks capital growth. It seeks to achieve its goal by investing primarily in common stocks of companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or in emerging industries where the opportunity for rapid growth is above average.

     VALUE PORTFOLIO
     Investment Objective: The Value Portfolio seeks long-term capital appreciation of capital by investing, during normal market conditions, primarily in the stocks of large U.S. and foreign companies that are undervalued relative to the true worth of the company.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no rider options (the minimum variable account charge of 0.95%) and contracts with all available rider options available on December 31, 2000 (the maximum variable account charge of 2.70%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be contained in the Statement of Additional Information FREE OF CHARGE by:

                   CALLING: 1-800-848-6331, TDD 1-800 238-3035
                   WRITING: Nationwide Life Insurance Company
                            One Nationwide Plaza, 01-05P1
                            Columbus, Ohio 43215
                   CHECKING ON-LINE AT: www.bestofamerica.com



                                     NO OPTIONAL BENEFITS ELECTED (TOTAL 0.95%)
               (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT  PERCENT CHANGE IN  NUMBER OF
                             VALUE AT            VALUE AT END OF    ACCUMULATION UNIT  ACCUMULATION         YEAR
                             BEGINNING OF        PERIOD             VALUE              UNITS AT END OF
                             PERIOD                                                    PERIOD
American Century                15.291612           13.539187         -11.46%           7,018,117            2000
Variable Portfolios,            13.081019           15.291612          16.90%           5,320,425            1999
Inc. - American Century         10.409767           13.081019          25.66%           2,097,666            1998
VP Income & Growth -            10.000000           10.409767           4.10%              20,646            1997
Q/NQ

American Century                19.282175           15.886136         -17.61%           7,422,625            2000
Variable Portfolios,            11.866841           19.282175          62.49%           5,138,722            1999
Inc. - American Century         10.088106           11.866841          17.63%           2,651,670            1998
VP International - Q/NQ         10.000000           10.088106           0.88%              39,079            1997


American Century                10.498316           12.285793          17.03%           3,301,779            2000
Variable Portfolios,            10.689857           10.498316          -1.79%           1,971,574            1999
Inc. - American Century         10.296896           10.689857           3.82%           1,219,884            1998
VP Value - Q/NQ                 10.000000           10.296896           2.97%              57,340            1997


Credit Suisse Warburg           16.833540           13.516337         -19.71%             664,992            2000
Pincus Trust - Global           10.394476           16.833540          61.95%             753,471            1999
Post-Venture Capital             9.852750           10.394476           5.50%             397,541            1998
Portfolio(1) - Q/NQ             10.000000            9.852750          -1.47%               8,875            1997


Credit Suisse Warburg           14.993656           11.005780         -26.60%           1,280,898            2000
Pincus Trust -                   9.865775           14.993656          51.98%           1,574,730            1999
International Equity             9.454794            9.865775           4.35%             975,805            1998
Portfolio(2) - Q/NQ             10.000000            9.454794          -5.45%             266,818            1997




(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.

(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                            VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                            BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                      PERIOD
Credit Suisse Warburg           12.124398           13.079940           7.88%             808,299            2000
Pincus Trust - Value            11.521372           12.124398           5.23%             826,064            1999
Portfolio(1) - Q/NQ             10.373620           11.521372          11.06%             702,417            1998
                                10.000000           10.373620           3.74%              13,398            1997



Dreyfus Investment              12.898688           12.521432          -2.92%             425,730            2000
Portfolios - European           10.000000           12.898688          28.99%              95,668            1999
Equity Portfolio - Q/NQ


The Dreyfus Socially            16.794438           14.800297         -11.87%           7,687,629            2000
Responsible Growth              13.034607           16.794438          28.84%           4,588,496            1999
Fund, Inc. - Q/NQ               10.171132           13.034607          28.15%           1,586,203            1998
                                10.000000           10.171132           1.71%              41,603            1997

Dreyfus Stock Index             15.692141           14.101205         -10.14%          36,569,247            2000
Fund, Inc. - Q/NQ               13.135997           15.692141          19.46%          29,064,270            1999
                                10.343734           13.135997          26.99%          13,389,246            1998
                                10.000000           10.343734           3.44%             387,437            1997


Dreyfus Variable                14.595134           14.363060          -1.59%           5,495,982            2000
Investment Fund                 13.220513           14.595134          10.40%           5,518,293            1999
-Appreciation                   10.249990           13.220513          28.98%           2,590,407            1998
Portfolio(2) - Q/NQ             10.000000           10.249990           2.50%              59,606            1997



Federated Insurance              9.806807           10.729245           9.41%           1,638,098            2000
Series - Federated              10.000000            9.806807          -1.93%             347,680            1999
Quality Bond Fund II -
Q/NQ



Fidelity VIP                    12.021290           12.896641           7.28%          15,756,237            2000
Equity-Income                   11.422130           12.021290           5.25%          14,617,298            1999
Portfolio: Service              10.338433           11.422130          10.48%           9,062,065            1998
Class - Q/NQ                    10.000000           10.338433           3.88%             277,274            1997



Fidelity VIP Growth             18.830990           16.588646         -11.91%          21,776,437            2000
Portfolio: Service              13.848033           18.830990          35.98%          15,207,362            1999
Class - Q/NQ                    10.030842           13.848033          38.05%           4,170,789            1998
                                10.000000           10.030842           0.31%             116,824            1997



Fidelity VIP High               10.262325            7.866679         -23.34%           9,388,222            2000
Income Portfolio:                9.586675           10.262325           7.05%           9,053,822            1999
Service Class - Q/NQ            10.126638            9.586675          -5.33%           6,089,908            1998
                                10.000000           10.126638           1.27%             205,072            1997



(1) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.
(2)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Fidelity VIP Overseas           15.589761           12.485012         -19.92%           4,123,737            2000
Portfolio: Service              11.047878           15.589761          41.11%           3,033,012            1999
Class - Q/NQ                     9.902344           11.047878          11.57%           1,388,856            1998
                                10.000000            9.902344          -0.98%              62,522            1997



Fidelity VIP II                 15.755094           14.558242          -7.60%          16,830,929            2000
Contrafund(R)Portfolio:         12.812355           15.755094          22.97%          13,447,724            1999
Service Class - Q/NQ             9.954885           12.812355          28.70%           5,839,973            1998
                                10.000000            9.954885          -0.45%             231,858            1997



Fidelity VIP III Growth         13.235715           10.858509         -17.96%           7,163,757            2000
Opportunities                   12.826216           13.235715           3.19%           7,531,248            1999
Portfolio: Service              10.400464           12.826216          23.32%           4,035,262            1998
Class - Q/NQ                    10.000000           10.400464           4.00%             140,753            1997



Janus Aspen Series -            10.000000            8.164119         -18.36%           9,411,277            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ


Janus Aspen Series -            10.000000            6.524649         -34.75%           8,158,988            2000
Global Technology
Portfolio: Service
Shares-Q/NQ


Janus Aspen Series -            10.000000            8.200976         -17.99%           7,884,779            2000
International Growth
Portfolio: Service
Shares-Q/NQ


NSAT Capital                    13.808913           10.049026         -27.23%          11,687,235            2000
Appreciation Fund - Q/NQ        13.369463           13.808913           3.29%          13,477,152            1999
                                10.385596           13.369463          28.73%           8,897,790            1998
                                10.000000           10.385596           3.86%             150,657            1997


NSAT Dreyfus NSAT Mid           13.078919           14.925432          14.12%           1,946,950            2000
Cap Index Fund(1) Q/NQ          10.919701           13.078919          19.77%             554,181            1999
                                 9.949100           10.919701           9.76%             355,668            1998
                                10.000000            9.949100          -0.51%               8,862            1997

NSAT Federated NSAT             13.600816           12.041215         -11.47%           1,349,271            2000
Equity Income Fund(2) -         11.588459           13.600816          17.37%             943,926            1999
Q/NQ                            10.161693           11.588459          14.04%             576,925            1998
                                10.000000           10.161693           1.62%              38,169            1997



(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                            VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                            BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                      PERIOD

NSAT Federated NSAT             10.938415            9.938283          -9.14%           2,338,128            2000
High Income Bond Fund(1)        10.701912           10.938415           2.21%           2,207,614            1999
- Q/NQ                          10.212505           10.701912           4.79%           1,359,204            1998
                                10.000000           10.212505           2.13%              48,707            1997


NSAT Gartmore NSAT              10.000000            8.692251         -13.08%               4,778            2000
Emerging Markets
Fund - Q/NQ



NSAT Gartmore NSAT              10.000000            6.003728         -39.96%             273,699            2000
Global Technology and
Communications Fund-Q/NQ




NSAT Gartmore NSAT              10.000000            9.228501          -7.71%                 906            2000
International Growth
Fund - Q/NQ



NSAT Government Bond            10.583479           11.797971          11.48%          12,064,797            2000
Fund - Q/NQ                     10.941842           10.583479          -3.28%          11,399,244            1999
                                10.143182           10.941842           7.87%           6,734,614            1998
                                10.000000           10.143182           1.43%             205,716            1997


NSAT J.P Morgan NSAT            10.834304           10.694236          -1.29%           4,138,035            2000
Balanced Fund(2) - Q/NQ         10.844036           10.834304          -0.09%           3,654,295            1999
                                10.130674           10.844036           7.04%           1,957,796            1998
                                10.000000           10.130674           1.31%              44,525            1997


NSAT MAS NSAT Multi             10.313452           10.793620           4.66%           3,659,345            2000
Sector Bond Fund(3) - Q/NQ      10.252876           10.313452           0.59%           2,943,427            1999
                                10.088793           10.252876           1.63%           1,848,317            1988
                                10.000000           10.88793            0.89%              55,043            1997


NSAT Money Market Fund*         10.909142           11.457292           5.02%          16,687,257            2000
- Q/NQ                          10.504509           10.909142           3.85%          16,274,387            1999
                                10.074129           10.504509           4.27%          10,403,509            1998
                                10.000000           10.074129           0.74%             737,584            1997


NSAT Nationwide Global          14.515197           12.606419         -13.15%           1,556,485            2000
50 Fund(4) - Q/NQ               11.921445           14.515197          21.76%           1,252,462            1999
                                10.102208           11.921445          18.01%             679,266            1998
                                10.000000           10.102208           1.02%              28,786            1997


(1) Formerly, NSAT Nationwide High Income Bond Fund.
(2) Formerly, NSAT Nationwide Balanced Fund.
(3) Formerly, NSAT Nationwide Multi Sector Bond Fund.
(4) Formerly, NSAT Nationwide Global Equity Fund.
* The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
5.17%

UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT  PERCENT CHANGE IN   NUMBER OF
                             VALUE AT            VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION        YEAR
                             BEGINNING OF        PERIOD             VALUE               UNITS AT END OF
                             PERIOD                                                     PERIOD
NSAT Nationwide Small           20.372476           16.916678         -16.96%             1,026,407          2000
Cap Growth Fund(1) - Q/NQ       10.000000           20.372476         103.72%              292,996           1999


NSAT Nationwide Small           11.943543           13.155704          10.15%           4,814,143            2000
Cap Value Fund - Q/NQ            9.432351           11.943543          26.62%           3,199,322            1999
                                 9.823904            9.432351          -3.99%           1,933,320            1998
                                10.000000            9.823904          -1.76%              71,786            1997


NSAT Nationwide Small           13.720318           14.799910           7.87%           6,380,063            2000
Company Fund - Q/NQ              9.617964           13.720318          42.65%           3,791,895            1999
                                 9.613184            9.617964           0.05%           2,510,746            1998
                                10.000000            9.613184          -3.87%              86,736            1997

NSAT Nationwide                  9.687523           10.326230           6.59%             937,667            2000
Strategic Value Fund -          10.090240            9.687523          -3.99%             852,556            1999
Q/NQ                            10.147459           10.090240          -0.56%             850,924            1998
                                10.000000           10.147459           1.47%              25,735            1997



NSAT Strong NSAT Mid            21.195607           17.766242         -16.18%           3,465,292            2000
Cap Growth Fund(2) - Q/NQ       11.582258           21.195607          83.00%           2,183,476            1999
                                10.204129           11.582258          13.51%             488,769            1998
                                10.000000           10.204129           2.04%              21,892            1997


NSAT Total Return Fund          12.689484           12.303050          -3.05%          21,604,237            2000
- Q/NQ                          11.979444           12.689484           5.93%          21,177,608            1999
                                10.242940           11.979444          16.95%          13,831,346            1998
                                10.000000           10.242940           2.43%             379,933            1997


NSAT Turner NSAT Growth         10.000000            6.329633         -36.70%             115,377            2000
Focus Fund - Q/NQ



Neuberger Berman AMT            15.595438           15.622790           0.18%           2,192,932            2000
Guardian Portfolio -            13.699229           15.595438          13.84%           1,895,804            1999
Q/NQ                            10.504106           13.699229          30.42%           1,181,196            1998
                                10.000000           10.504106           5.04%              14,718            1997


Neuberger Berman AMT            24.609353           22.558120          -8.34%           4,352,721            2000
Mid-Cap Growth                  16.144809           24.609353          52.43%           2,061,773            1999
Portfolio - Q/NQ                11.702355           16.144809          37.96%             882,530            1998
                                10.000000           11.702355          17.02%              52,055            1997



(1)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(2)  Formerly, NSAT Nationwide Strategic Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Neuberger Berman AMT            11.122733           11.094953          -0.25%           5,060,822            2000
Partners Portfolio -            10.458607           11.122733           6.35%           6,033,798            1999
Q/NQ                            10.132434           10.458607           3.22%           5,860,893            1998
                                10.000000           10.132434           1.32%             939,717            1997



Oppenheimer Variable            19.295630           16.965058         -12.08%           8,632,368            2000
Account Funds -                 10.609896           19.295630          81.86%           3,681,008            1999
Oppenheimer Aggressive           9.533314           10.609896          11.29%           1,531,314            1998
Growth Fund/VA(1) - Q/NQ        10.000000            9.533314          -4.67%              39,292            1997



Oppenheimer Variable             16.935851           16.737106          -1.17%           9,380,540            2000
Account Funds -                  12.070167           16.935851          40.31%           4,954,549            1999
Oppenheimer Capital               9.827325           12.070167          22.82%           2,000,671            1998
Appreciation Fund/VA(2) -        10.000000            9.827325          -1.73%              44,167            1997
Q/NQ


Oppenheimer Variable             10.000000            9.537743          -4.62%           1,256,646            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ


Oppenheimer Variable            12.826564           11.590413          -9.64%           9,160,618            2000
Account Funds -                 10.639805           12.826564          20.55%           5,313,570            1999
Oppenheimer Main Street         10.259486           10.639805           3.71%           2,582,656            1998
Growth & Income                 10.000000           10.259486           2.59%              58,403            1997
Fund/VA(3) - Q/NQ


Strong Opportunity Fund         10.000000            9.792343          -2.08%             752,001            2000
II, Inc. - Q/NQ


The Universal                    9.477539           10.456971          10.33%             638,919            2000
Institutional Funds,             7.395794            9.477539          28.15%             388,657            1999
Inc. - Emerging Markets         10.425451            7.395794         -29.06%             301,931            1998
Debt Portfolio(4)- Q/NQ         10.000000           10.425451           4.25%               8,418            1997


The Universal                   10.000000            8.634485         -13.66%             108,847            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ



(1)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(4) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
The Universal                   10.561250           10.987658           4.04%           2,318,276            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ


Van Eck Worldwide               11.409292            6.569856         -42.42%           1,926,318            2000
Insurance Trust -                5.751082           11.409292          98.38%           1,647,464            1999
Worldwide Emerging               8.814851            5.751082         -34.76%             497,198            1998
Markets Fund - Q/NQ             10.000000            8.814851         -11.85%              27,488            1997



Van Eck Worldwide                7.358645            8.120188          10.35%             466,988            2000
Insurance Trust -                6.139717            7.358645          19.85%             415,476            1999
Worldwide Hard Assets            8.979477            6.139717         -31.63%             197,748            1998
Fund - Q/NQ                     10.000000            8.979477         -10.21%              17,265            1997




Victory Variable                10.000000            9.913591          -0.86%              19,927            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ



Victory Variable                10.000000           11.282284          12.82%               1,613            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ



Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.



The AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Class I, AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Class I, AIM Variable Insurance Funds
- AIM V.I. Capital Appreciation Fund: Class I, AIM Variable Insurance Funds - AIM V.I. Growth and Income Fund: Class I and AIM Variable Insurance Funds - AIM V.I. Value Fund: Class I, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, Deutsche VIT Funds - NASDAQ 100 Index Fund and Dreyfus Variable Investment Fund
- Small Cap Portfolio: Initial Shares were added to the variable account effective October 5, 2001. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.70%)
                        (BOA Future/Valuebuilder Future)
 (VARIABLE ACCOUNT CHARGES OF 2.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

American Century                10.000000            8.838625         -11.61%                   0            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ


American Century                10.000000            8.499520         -15.00%                   0            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ


American Century                10.000000           11.739398          17.39%                   0            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ


Credit Suisse Warburg           10.000000            7.475337         -25.25%                   0            2000
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ


Credit Suisse Warburg           10.000000            7.932905         -20.67%                   0            2000
Pincus Trust -
International Equity
Portfolio - Q/NQ


Credit Suisse Warburg           10.000000           10.732010           7.32%                   0            2000
Pincus Trust - Value
Portfolio(2) - Q/NQ


Dreyfus Investment              10.000000            9.185640          -8.14%                   0            2000
Portfolios - European
Equity Portfolio - Q/NQ


The Dreyfus Socially            10.000000            8.664830         -13.35%                   0            2000
Responsible Growth
Fund, Inc. - Q/NQ



(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.

(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.

(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Dreyfus Stock Index             10.000000            8.888515         -11.11%                   0            2000
Fund, Inc. - Q/NQ


Dreyfus Variable                10.000000            9.680986          -3.19%                   0            2000
Investment Fund
-Appreciation
Portfolio(1) - Q/NQ


Federated Insurance             10.000000           10.731709           7.32%                   0            2000
Series - Federated
Quality Bond Fund II -
Q/NQ


Fidelity VIP                    10.000000           10.759515           7.60%                   0            2000
Equity-Income
Portfolio: Service
Class - Q/NQ


Fidelity VIP Growth             10.000000            8.387867         -16.12%                   0            2000
Portfolio: Service
Class - Q/NQ


Fidelity VIP High               10.000000            7.963839         -20.36%                   0            2000
Income Portfolio:
Service Class - Q/NQ


Fidelity VIP Overseas           10.000000            8.311653         -16.88%                   0            2000
Portfolio: Service
Class - Q/NQ


Fidelity VIP II                 10.000000            9.151778          -8.48%                   0            2000
Contrafund(R)Portfolio:
Service Class - Q/NQ


Fidelity VIP III Growth         10.000000            8.413597         -15.86%                   0            2000
Opportunities
Portfolio: Service
Class - Q/NQ


Janus Aspen Series -            10.000000            7.790991         -22.09%                   0            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ



(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Janus Aspen Series -            10.000000            6.656963         -33.43%                   0            2000
Global Technology
Portfolio: Service
Shares-Q/NQ


Janus Aspen Series -            10.000000            7.809047         -21.91%                   0            2000
International Growth
Portfolio: Service
Shares-Q/NQ


NSAT Capital                    10.000000            7.267441         -27.33%                   0            2000
Appreciation Fund - Q/NQ


NSAT Dreyfus NSAT Mid           10.000000           10.328517           3.29%                   0            2000
Cap Index Fund(1)-Q/NQ


NSAT Federated NSAT             10.000000            8.601877         -13.98%                   0            2000
Equity Income Fund(2) -
Q/NQ


NSAT Federated NSAT             10.000000            9.294175          -7.06%                   0            2000
High Income Bond Fund(3)
- Q/NQ


NSAT Gartmore NSAT              10.000000            8.654935         -13.45%                   0            2000
Emerging Markets
Fund-Q/NQ


NSAT Gartmore NSAT              10.000000            5.977838         -40.22%                   0            2000
Global Technology and
Communications Fund-Q/NQ


NSAT Gartmore NSAT              10.000000            9.188980          -8.11%                   0            2000
International Growth
Fund - Q/NQ


(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                            VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                            BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                      PERIOD
NSAT Government Bond            10.000000           10.849560           8.50%                   0            2000
Fund - Q/NQ



NSAT J.P. Morgan NSAT           10.000000            9.563920          -4.36%                   0            2000
Balanced Fund(1) - Q/NQ



NSAT MAS NSAT Multi             10.000000           10.304682           3.05%                   0            2000
Sector Bond Fund(2) - Q/NQ



NSAT Money Market Fund*         10.000000           10.225147           2.25%                   0            2000
- Q/NQ



NSAT Nationwide Global          10.000000            8.751271         -12.49%                   0            2000
50 Fund(3) - Q/NQ



NSAT Nationwide Small           10.000000            7.973297         -20.27%                   0            2000
Cap Growth Fund(4) - Q/NQ



NSAT Nationwide Small           10.000000            9.335729          -6.64%                   0            2000
Cap Value Fund - Q/NQ



NSAT Nationwide Small           10.000000            9.989996          -0.10%                   0            2000
Company Fund - Q/NQ



NSAT Nationwide                 10.000000            9.978634          -0.21%                   0            2000
Strategic Value Fund -
Q/NQ



NSAT Strong NSAT Mid            10.000000            8.004697         -19.95%                   0            2000
Cap Growth Fund(5) - Q/NQ



(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3) Formerly, NSAT Nationwide Global Equity Fund.
(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5) Formerly, NSAT Nationwide Strategic Growth Fund.
* The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was 3.38%.

UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT  PERCENT CHANGE IN   NUMBER OF
                             VALUE AT            VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION        YEAR
                             BEGINNING OF        PERIOD             VALUE               UNITS AT END OF
                             PERIOD                                                     PERIOD
NSAT Total Return Fund          10.000000            9.393473          -6.07%                   0            2000
- Q/NQ



NSAT Turner NSAT Growth         10.000000            6.302307         -36.98%                   0            2000
Focus Fund - Q/NQ



Neuberger Berman AMT            10.000000            9.452864          -5.47%                   0            2000
Guardian Portfolio -
Q/NQ



Neuberger Berman AMT            10.000000            8.406882         -15.93%                   0            2000
Mid-Cap Growth
Portfolio - Q/NQ



Neuberger Berman AMT            10.000000           10.038082           0.38%                   0            2000
Partners Portfolio -
Q/NQ



Oppenheimer Variable            10.000000            7.683659         -23.16%                   0            2000
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ



Oppenheimer Variable            10.000000            8.907546         -10.92%                   0            2000
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ


Oppenheimer Variable            10.000000            9.426034          -5.74%                   0            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ


Oppenheimer Variable            10.000000            8.892129         -11.08%                   0            2000
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Strong Opportunity Fund         10.000000            9.677661          -3.22%                   0            2000
II, Inc. - Q/NQ


The Universal                   10.000000           10.411546           4.12%                   0            2000
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio(1) - Q/NQ


The Universal                   10.000000            8.533203         -14.67%                   0            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ


The Universal                   11.030710           11.420896           3.54%                   0            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ


Van Eck Worldwide               10.000000            6.310754         -36.89%                   0            2000
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ


Van Eck Worldwide               10.000000           10.727374           7.27%                   0            2000
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ


Victory Variable                10.000000            9.797575          -2.02%                   0            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ


Victory Variable                10.000000           11.150222          11.50%                   0            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ



(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.



The AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Class I, AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Class I, AIM Variable Insurance Funds
- AIM V.I. Capital Appreciation Fund: Class I, AIM Variable Insurance Funds - AIM V.I. Growth and Income Fund: Class I and AIM Variable Insurance Funds - AIM V.I. Value Fund: Class I, BB&T Variable Insurance Funds - BB&T Capital Appreciation Fund, BB&T Variable Insurance Funds - BB&T Capital Manager Aggressive Growth Fund, BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Variable Insurance Funds - BB&T Large Company Growth Fund, Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares, Deutsche VIT Funds - NASDAQ 100 Index Fund and Dreyfus Variable Investment Fund
- Small Cap Portfolio: Initial Shares were added to the variable account effective October 5, 2001. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.40%)
                             (Waddell & Reed Future)
 (VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


                                                                              PERCENT       NUMBER OF
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
                                   VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                       PERIOD                PERIOD          UNIT VALUE     OF PERIOD
W&R Target Funds, Inc. - Asset        10.000000            10.378779            3.79%           1,680       2000
Strategy Portfolio - Q/NQ


W&R Target Funds, Inc. -              10.000000            10.237450            2.37%             476       2000
Balanced Portfolio - Q/NQ


W&R Target Funds, Inc. - Bond         10.000000            10.224762            2.25%           1,184       2000
Portfolio - Q/NQ


W&R Target Funds, Inc. - Core         10.000000            10.217913            2.18%           1,696       2000
Equity Portfolio - Q/NQ


W&R Target Funds, Inc. -              10.000000            10.120865            1.21%           1,230       2000
Growth Portfolio - Q/NQ


W&R Target Funds, Inc. - High         10.000000            10.073542            0.74%               0       2000
Income Portfolio - Q/NQ


W&R Target Funds, Inc. -              10.000000            10.146674            1.47%             258       2000
International Portfolio - Q/NQ


W&R Target Funds, Inc. -              10.000000            10.137520            1.38%               0       2000
Limited-Term Bond Portfolio -
Q/NQ


W&R Target Funds, Inc. - Money        10.000000            10.039015            0.39%               0       2000
Market Portfolio* - Q/NQ


W&R Target Funds, Inc. -              10.000000             9.700275           -3.00%             533       2000
Science and Technology
Portfolio - Q/NQ


W&R Target Funds, Inc. - Small        10.000000            10.079355            0.79%             265       2000
Cap Portfolio - Q/NQ



* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2000 was 4.56%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, no Condensed Financial Information is available.


                     OPTIONAL BENEFITS ELECTED (TOTAL 1.85%)
                             (Waddell & Reed Future)
 (VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


                                                                              PERCENT       NUMBER OF
UNDERLYING MUTUAL FUND            ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
                                   VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                       PERIOD                PERIOD          UNIT VALUE     OF PERIOD
W&R Target Funds, Inc. - Asset        10.000000            10.375175            3.75%             174       2000
Strategy Portfolio - Q/NQ


W&R Target Funds, Inc. -              10.000000            10.233891            2.34%               0       2000
Balanced Portfolio - Q/NQ


W&R Target Funds, Inc. - Bond         10.000000            10.221683            2.22%               0       2000
Portfolio - Q/NQ


W&R Target Funds, Inc. - Core         10.000000            10.214367            2.14%             282       2000
Equity Portfolio - Q/NQ


W&R Target Funds, Inc. -              10.000000            10.117349            1.17%             178       2000
Growth Portfolio - Q/NQ


W&R Target Funds, Inc. - High         10.000000            10.070035            0.70%               0       2000
Income Portfolio - Q/NQ


W&R Target Funds, Inc. -              10.000000            10.143144            1.43%               0       2000
International Portfolio - Q/NQ


W&R Target Funds, Inc. -              10.000000            10.133991            1.34%               0       2000
Limited-Term Bond Portfolio -
Q/NQ


W&R Target Funds, Inc. - Money        10.000000            10.035518            0.36%               0       2000
Market Portfolio* - Q/NQ


W&R Target Funds, Inc. -              10.000000             9.696893           -3.04%              74       2000
Science and Technology
Portfolio - Q/NQ


W&R Target Funds, Inc. - Small        10.000000            10.075839            0.76%               0       2000
Cap Portfolio - Q/NQ



* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2000 was 4.10%.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account on May 1, 2001. Therefore, no Condensed Financial Information is available.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2001

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-9

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2001. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, 01-05-P1, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.

                                TABLE OF CONTENTS

                                                                            Page

General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................2
Underwriters..................................................................2
Calculations of Performance...................................................2
Condensed Financial Information...............................................3
Annuity Payments..............................................................3
Financial Statements........................................................233

GENERAL INFORMATION AND HISTORY

The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $111 billion as of December 31, 2000.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.


The financial statements of Nationwide and the Nationwide Variable Account -9 have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The offices of KPMG LLP are located at 191 West Nationwide Boulevard, Columbus, Ohio 43215.


PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 2000, 1999 and 1998, no underwriting commissions were paid by Nationwide to NISC.

The contracts, which are offered continuously, are distributed by Security Distributors, Inc., 700 SW Harrison, Topeka, Kansas 66636. No underwriting commissions have been paid by Nationwide to Security Distributors, Inc.

The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Ave, Overland Park, Kansas 66202. No underwriting commissions have been paid by Nationwide to Waddell & Reed, Inc.

CALCULATIONS OF PERFORMANCE

Any current yield quotations of the NSAT Money Market Fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The NSAT Money Market Fund's seven-day current unit value yield for the maximum number of options available as of December 31, 2000 (2.70%) was 3.38%. The NSAT Money Market Fund's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the NSAT Money Market Fund. The NSAT Money Market Fund's seven-day effective yield for the maximum number of options available as of December 31, 2000 (2.70%) was 3.44%.

The NSAT Money Market Fund's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the NSAT Money Market Fund determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the NSAT Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the NSAT Money Market Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

Any current yield quotations of the W&R Target Funds, Inc. - Money Market Portfolio, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The W&R Target Funds, Inc. - Money Market Portfolio's seven-day current unit value yield for the maximum number of options available as of December 31, 2000 (2.00%) was 3.95%. The W&R Target Funds, Inc. - Money Market Portfolio's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the NSAT Money Market Fund. The W&R Target Funds, Inc. - Money Market Portfolio's seven-day effective yield for the maximum number of options as of December 31, 2000 (2.00%) was 4.02%.

The W&R Target Funds, Inc. - Money Market Portfolio's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the W&R Target Funds, Inc. - Money Market Portfolio determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the W&R Target Funds, Inc. - Money Market Portfolio's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in W&R Target Funds, Inc. - Money Market Portfolio is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-account's units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a the standard 7 year CDSC schedule and the deduction of all charges that could be made to a contract if all available options were chosen as of December 31, 2000 (2.70%), except for premium taxes, which may be imposed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $25,000 and the deduction of charges for the base contract (0.95%). An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. Nonstandardized average annual total return will based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

CONDENSED FINANCIAL INFORMATION

The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2000. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit" in the prospectus).

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

        CONDENSED FINANCIAL INFORMATION (BOA FUTURE/VALUEBUILDER FUTURE)

           Accumulation unit values for accumulation units outstanding throughout the period.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 0.95%)

           (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

American Century                15.291612           13.539187         -11.46%           7,018,117            2000
Variable Portfolios,            13.081019           15.291612          16.90%           5,320,425            1999
Inc. - American                 10.409767           13.081019          25.66%           2,097,666            1998
Century VP Income &             10.000000           10.409767           4.10%              20,646            1997
Growth - Q/NQ

American Century                19.282175           15.886136         -17.61%           7,422,625            2000
Variable Portfolios,            11.866841           19.282175          62.49%           5,138,722            1999
Inc. - American                 10.088106           11.866841          17.63%           2,651,670            1998
Century VP                      10.000000           10.088106           0.88%              39,079            1997
International - Q/NQ

American Century                10.498316           12.285793          17.03%           3,301,779            2000
Variable Portfolios,            10.689857           10.498316          -1.79%           1,971,574            1999
Inc. - American                 10.296896           10.689857           3.82%           1,219,884            1998
Century VP Value -              10.000000           10.296896           2.97%              57,340            1997
Q/NQ

Credit Suisse Warburg           16.833540           13.516337         -19.71%             664,992            2000
Pincus Trust - Global           10.394476           16.833540          61.95%             753,471            1999
Post-Venture Capital             9.852750           10.394476           5.50%             397,541            1998
Portfolio(1) - Q/NQ             10.000000            9.852750          -1.47%               8,875            1997

Credit Suisse Warburg           14.993656           11.005780         -26.60%           1,280,898            2000
Pincus Trust -                   9.865775           14.993656          51.98%           1,574,730            1999
International Equity             9.454794            9.865775           4.35%             975,805            1998
Portfolio(2) - Q/NQ             10.000000            9.454794          -5.45%             266,818            1997

Credit Suisse Warburg           12.124398           13.079940           7.88%             808,299            2000
Pincus Trust - Value            11.521372           12.124398           5.23%             826,064            1999
Value Portfolio(3) - Q/NQ       10.373620           11.521372          11.06%             702,417            1998
                                10.000000           10.373620           3.74%              13,398            1997

Dreyfus Investment              12.898688           12.521432          -2.92%           7,687,629            2000
Portfolios - European           10.000000           12.898688          28.99%              95,668            1999
Equity Portfolio -
Q/NQ



(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

The Dreyfus Socially            16.794438           14.800297         -11.87%             425,730            2000
Responsible Growth              13.034607           16.794438          28.84%           4,588,496            1999
Fund, Inc. - Q/NQ               10.171132           13.034607          28.15%           1,586,203            1998
                                10.000000           10.171132           1.71%              41,603            1997

Dreyfus Stock Index             15.692141           14.101205         -10.14%          36,569,247            2000
Fund, Inc. - Q/NQ               13.135997           15.692141          19.46%          29,064,270            1999
                                10.343734           13.135997          26.99%          13,389,246            1998
                                10.000000           10.343734           3.44%             387,437            1997

Dreyfus Variable                14.595134           14.363060          -1.59%           5,495,982            2000
Investment Fund -               13.220513           14.595134          10.40%           5,518,293            1999
Appreciation Portfolio(1)       10.249990           13.220513          28.98%           2,590,407            1998
- Q/NQ                          10.000000           10.249990           2.50%              59,606            1997

Federated Insurance              9.806807           10.729245           9.41%           1,638,098            2000
Series - Federated              10.000000            9.806807          -1.93%             347,680            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP Equity -           12.021290           12.896641           7.28%          15,756,237            2000
Income Portfolio:               11.422130           12.021290           5.25%          14,617,298            1999
Service Class - Q/NQ            10.338433           11.422130          10.48%           9,062,065            1998
                                10.000000           10.338433           3.88%             277,274            1997

Fidelity VIP Growth             18.830990           16.588646         -11.91%          21,776,437            2000
Portfolio: Service              13.848033           18.830990          35.98%          15,207,362            1999
Class - Q/NQ                    10.030842           13.848033          38.05%           4,170,789            1998
                                10.000000           10.030842           0.31%             116,824            1997

Fidelity VIP High               10.262325            7.866679         -23.34%           9,388,222            2000
Income Portfolio:                9.586675           10.262325           7.05%           9,053,822            1999
Service Class - Q/NQ            10.126638            9.586675          -5.33%           6,089,908            1998
                                10.000000           10.126638           1.27%             205,072            1997

Fidelity VIP Overseas           15.589761           12.485012         -19.92%           4,123,737            2000
Portfolio: Service              11.047878           15.589761          41.11%           3,033,012            1999
Class - Q/NQ                     9.902344           11.047878          11.57%           1,388,856            1998
                                10.000000            9.902344          -0.98%              62,522            1997

Fidelity VIP II                 15.755094           14.558242          -7.60%          16,830,929            2000
Contrafund(R) Portfolio:        12.812355           15.755094          22.97%          13,447,724            1999
Portfolio: Service               9.954885           12.812355          28.70%           5,839,973            1998
Class - Q/NQ                    10.000000            9.954885          -0.45%             231,858            1997


(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Fidelity VIP III Growth         13.235715           10.858509         -17.96%           7,163,757            2000
Opportunities                   12.826216           13.235715           3.19%           7,531,248            1999
Portfolio: Service              10.400464           12.826216          23.32%           4,035,262            1998
Class - Q/NQ                    10.000000           10.400464           4.00%             140,753            1997

Janus Aspen Series -            10.000000            8.164119         -18.36%           9,411,277            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            6.524649         -34.75%           8,158,988            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.200976         -17.99%           7,884,779            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                    13.808913           10.049026         -27.23%          11,687,235            2000
Appreciation Fund - Q/NQ        13.369463           13.808913           3.29%          13,477,152            1999
                                10.385596           13.369463          28.73%           8,897,790            1998
                                10.000000           10.385596           3.86%             150,657            1997

NSAT Dreyfus NSAT Mid           13.078919           14.925432          14.12%           1,946,950            2000
Cap Index Fund(1) Q/NQ          10.919701           13.078919          19.77%             554,181            1999
                                 9.949100           10.919701           9.76%             355,668            1998
                                10.000000            9.949100          -0.51%               8,862            1997

NSAT Federated                  13.600816           12.041215         -11.47%           1,349,271            2000
NSAT Equity Income              11.588459           13.600816          17.37%             943,926            1999
Fund(2) - Q/NQ                  10.161693           11.588459          14.04%             576,925            1998
                                10.000000           10.161693           1.62%              38,169            1997

NSAT Federated NSAT             10.938415            9.938283          -9.14%           2,338,128            2000
High Income Bond Fund(3)        10.701912           10.938415           2.21%           2,207,614            1999
- Q/NQ                          10.212505           10.701912           4.79%           1,359,204            1998
                                10.000000           10.212505           2.13%              48,707            1997


(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Gartmore                   10.000000            8.692251         -13.08%               4,778            2000
NSAT Emerging
Markets Fund-Q/NQ

NSAT Gartmore                   10.000000            6.003728         -39.96%             273,699            2000
NSAT Global
Technology and
Communications
Fund-Q/NQ

NSAT Gartmore                   10.000000            9.228501          -7.71%                 906            2000
NSAT International
Growth Fund - Q/NQ

NSAT Government                 10.583479           11.797971          11.48%          12,064,797            2000
BondFund - Q/NQ                 10.941842           10.583479          -3.28%          11,399,244            1999
                                10.143182           10.941842           7.87%           6,734,614            1998
                                10.000000           10.143182           1.43%             205,716            1997

NSAT J.P Morgan                 10.834304           10.694236          -1.29%           4,138,035            2000
NSAT Balanced Fund(1)           10.844036           10.834304          -0.09%           3,654,295            1999
- Q/NQ                          10.130674           10.844036           7.04%           1,957,796            1998
                                10.000000           10.130674           1.31%              44,525            1997

NSAT MAS NSAT                   10.313452           10.793620           4.66%           3,659,345            2000
Multi Sector Bond               10.252876           10.313452           0.59%           2,943,427            1999
Fund(2) - Q/NQ                  10.088793           10.252876           1.63%           1,848,317            1988
                                10.000000           10.88793            0.89%              55,043            1997

NSAT Money Market               10.909142           11.457292           5.02%          16,687,257            2000
Fund* - Q/NQ                    10.504509           10.909142           3.85%          16,274,387            1999
                                10.074129           10.504509           4.27%          10,403,509            1998
                                10.000000           10.074129           0.74%             737,584            1997

NSAT Nationwide                 14.515197           12.606419         -13.15%           1,556,485            2000
Global 50 Fund(3) -             11.921445           14.515197          21.76%           1,252,462            1999
Q/NQ                            10.102208           11.921445          18.01%             679,266            1998
                                10.000000           10.102208           1.02%              28,786            1997

NSAT Nationwide                 20.372476           16.916678         -16.96%             1,026,407          2000
Small Cap Growth                10.000000           20.372476         103.72%              292,996           1999
Fund(4) - Q/NQ



(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3) Formerly, NSAT Nationwide Global Equity Fund.
(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
 * The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was 5.15%



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Nationwide                 11.943543           13.155704          10.15%           4,814,143            2000
Small Cap Value Fund             9.432351           11.943543          26.62%           3,199,322            1999
- Q/NQ                           9.823904            9.432351          -3.99%           1,933,320            1998
                                10.000000            9.823904          -1.76%              71,786            1997

NSAT Nationwide                 13.720318           14.799910           7.87%           6,380,063            2000
Small Company Fund -             9.617964           13.720318          42.65%           3,791,895            1999
Q/NQ                             9.613184            9.617964           0.05%           2,510,746            1998
                                10.000000            9.613184          -3.87%              86,736            1997

NSAT Nationwide                  9.687523           10.326230           6.59%             937,667            2000
Strategic Value Fund -          10.090240            9.687523          -3.99%             852,556            1999
Q/NQ                            10.147459           10.090240          -0.56%             850,924            1998
                                10.000000           10.147459           1.47%              25,735            1997

NSAT Strong NSAT                21.195607           17.766242         -16.18%           3,465,292            2000
Mid Cap Growth                  11.582258           21.195607          83.00%           2,183,476            1999
Fund(1)- Q/NQ                   10.204129           11.582258          13.51%             488,769            1998
                                10.000000           10.204129           2.04%              21,892            1997

NSAT Total Return               12.689484           12.303050          -3.05%          21,604,237            2000
Fund - Q/NQ                     11.979444           12.689484           5.93%          21,177,608            1999
                                10.242940           11.979444          16.95%          13,831,346            1998
                                10.000000           10.242940           2.43%             379,933            1997

NSAT Turner NSAT                10.000000            6.329633         -36.70%             115,377            2000
Growth Focus Fund -
Q/NQ

Neuberger Berman                15.595438           15.622790           0.18%           2,192,932            2000
AMT Guardian                    13.699229           15.595438          13.84%           1,895,804            1999
Portfolio - Q/NQ                10.504106           13.699229          30.42%           1,181,196            1998
                                10.000000           10.504106           5.04%              14,718            1997

Neuberger Berman                24.609353           22.558120          -8.34%           4,352,721            2000
AMT Mid-Cap Growth              16.144809           24.609353          52.43%           2,061,773            1999
Portfolio - Q/NQ                11.702355           16.144809          37.96%             882,530            1998
                                10.000000           11.702355          17.02%              52,055            1997

Neuberger Berman                11.122733           11.094953          -0.25%           5,060,822            2000
AMT Partners                    10.458607           11.122733           6.35%           6,033,798            1999
Portfolio - Q/NQ                10.132434           10.458607           3.22%           5,860,893            1998
                                10.000000           10.132434           1.32%             939,717            1997

(1) Formerly, NSAT Nationwide Strategic Growth Fund.



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Oppenheimer Variable            19.295630           16.965058         -12.08%           8,632,368            2000
Account Funds -                 10.609896           19.295630          81.86%           3,681,008            1999
Oppenheimer                      9.533314           10.609896          11.29%           1,531,314            1998
Aggressive Growth               10.000000            9.533314          -4.67%              39,292            1997
Fund/VA(1) - Q/NQ

Oppenheimer Variable            16.935851           16.737106          -1.17%           9,380,540            2000
Account Funds -                 12.070167           16.935851          40.31%           4,954,549            1999
Oppenheimer Capital              9.827325           12.070167          22.82%           2,000,671            1998
Appreciation                    10.000000            9.827325          -1.73%              44,167            1997
Fund/VA(2) - Q/NQ

Oppenheimer Variable            10.000000            9.537743          -4.62%           1,256,646            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            12.826564           11.590413          -9.64%           9,160,618            2000
Account Funds -                 10.639805           12.826564          20.55%           5,313,570            1999
Oppenheimer Main                10.259486           10.639805           3.71%           2,582,656            1998
Street Growth &                 10.000000           10.259486           2.59%              58,403            1997
Income Fund/VA(3) -
Q/NQ

Strong Opportunity              10.000000            9.792343          -2.08%             752,001            2000
Fund II, Inc. - Q/NQ

The Universal                    9.477539           10.456971          10.33%             638,919            2000
Institutional Funds,             7.395794            9.477539          28.15%             388,657            1999
Inc. - Emerging                 10.425451            7.395794         -29.06%             301,931            1998
Markets Debt                    10.000000           10.425451           4.25%               8,418            1997
Portfolio(4)- Q/NQ

The Universal                   10.000000            8.634485         -13.66%             108,847            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(4) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION           YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

The Universal                   10.561250           10.987658           4.04%           2,318,276            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               11.409292            6.569856         -42.42%           1,926,318            2000
Insurance Trust -                5.751082           11.409292          98.38%           1,647,464            1999
Worldwide Emerging               8.814851            5.751082         -34.76%             497,198            1998
Markets Fund - Q/NQ             10.000000            8.814851         -11.85%              27,488            1997

Van Eck Worldwide                7.358645            8.120188          10.35%             466,988            2000
Insurance Trust -                6.139717            7.358645          19.85%             415,476            1999
Worldwide Hard                   8.979477            6.139717         -31.63%             197,748            1998
Assets Fund - Q/NQ              10.000000            8.979477         -10.21%              17,265            1997

Victory Variable                10.000000            9.913591          -0.86%              19,927            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

Victory Variable                10.000000           11.282284          12.82%               1,613            2000
Insurance Funds -
Small Company
Opportunity Fund -
Class A - Q/NQ


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.00%)
                        (BOA Future/Valuebuilder Future)
           (VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                            VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                            BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                      PERIOD
American Century                15.274980           13.517671         -11.50%           3,900,358            2000
Variable Portfolios,            13.073386           15.274980          16.84%           3,184,164            1999
Inc. - American Century         10.408936           13.073386          25.60%           1,192,608            1998
VP Income & Growth -            10.000000           10.408936           4.09%              17,245            1997
Q/NQ

American Century                19.261196           15.860876         -17.65%           3,986,673            2000
Variable Portfolios,            11.859906           19.261196          62.41%           3,070,187            1999
Inc. - American Century         10.087297           11.859906          17.57%           1,460,487            1998
VP International - Q/NQ         10.000000           10.087297           0.87%              12,469            1997

American Century                10.486868           12.266234          16.97%           1,348,126            2000
Variable Portfolios,            10.683601           10.486868          -1.84%           1,720,712            1999
Inc. - American Century         10.296077           10.683601           3.76%             654,350            1998
VP Value - Q/NQ                 10.000000           10.296077           2.96%              65,134            1997

Credit Suisse Warburg           16.815230           13.494845         -19.75%             271,329            2000
Pincus Trust - Global           10.388404           16.815230          61.87%             702,689            1999
Post-Venture Capital             9.851960           10.388404           5.45%             152,196            1998
Portfolio(1) - Q/NQ             10.000000            9.851960          -1.48%               2,390            1997

Credit Suisse Warburg           14.977312           10.988262         -26.63%             560,126            2000
Pincus Trust -                   9.860001           14.977312          51.90%           1,439,936            1999
International Equity             9.454036            9.860001           4.29%             501,614            1998
Portfolio - Q/NQ                10.000000            9.454036          -5.46%              20,847            1997

Credit Suisse Warburg           12.111181           13.059137           7.83%             376,965            2000
Pincus Trust - Value            11.514627           12.111181           5.18%             773,149            1999
Portfolio(2) - Q/NQ             10.372788           11.514627          11.01%             344,025            1998
                                10.000000           10.372788           3.73%              21,505            1997

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Dreyfus Investment              12.897004           12.513519          -2.97%             208,416            2000
Portfolios - European           10.000000           12.897004          28.97%              77,815            1999
Equity Portfolio - Q/NQ

The Dreyfus Socially            16.776156           14.776765         -11.92%           4,662,244            2000
Responsible Growth              13.026995           16.776156          28.78%           3,943,272            1999
Fund, Inc. - Q/NQ               10.170317           13.026995          28.09%           1,097,878            1998
                                10.000000           10.170317           1.70%              35,213            1997

Dreyfus Stock Index             15.675065           14.078788         -10.18%          23,031,006            2000
Fund, Inc. - Q/NQ               13.128325           15.675065          19.40%          27,473,931            1999
                                10.342909           13.128325          26.93%           8,475,222            1998
                                10.000000           10.342909           3.43%             182,012            1997

Dreyfus Variable                14.579248           14.340226          -1.64%           3,112,371            2000
Investment Fund                 13.212796           14.579248          10.34%           5,024,864            1999
-Appreciation                   10.249171           13.212796          28.92%           1,307,591            1998
Portfolio(1) - Q/NQ             10.000000           10.249171           2.49%              26,843            1997

Federated Insurance              9.803523           10.720271           9.35%             789,960            2000
Series - Federated
Quality Bond Fund II -
Q/NQ

Fidelity VIP                    12.008202           12.876144           7.23%          10,464,869            2000
Equity-Income                   11.415454           12.008202           5.19%          13,751,206            1999
Portfolio: Service              10.337608           11.415454          10.43%           6,717,339            1998
Class - Q/NQ                    10.000000           10.337608           3.38%             181,900            1997

Fidelity VIP Growth             18.810518           16.562294         -11.95%          14,646,896            2000
Portfolio: Service              13.839948           18.810518          35.91%          13,751,625            1999
Class - Q/NQ                    10.030041           13.839948          37.98%           3,078,417            1998
                                10.000000           10.030041           0.30%              68,679            1997

Fidelity VIP High               10.251150            7.854169         -23.38%           5,152,252            2000
Income Portfolio:                9.581067           10.251150           6.99%           8,124,720            1999
Service Class - Q/NQ            10.125825            9.581067          -5.38%           3,664,656            1998
                                10.000000           10.125825           1.26%              66,981            1997

Fidelity VIP Overseas           15.572798           12.465168         -19.96%           1,932,170            2000
Portfolio: Service              11.041416           15.572798          41.04%           2,629,108            1999
Class - Q/NQ                     9.901549           11.041416          11.51%             755,148            1998
                                10.000000            9.901549          -0.98%              20,532            1997

(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Fidelity VIP II                 15.737973           14.535120          -7.64%           9,894,736            2000
Contrafund(R)Portfolio:         12.804877           15.737973          22.91%          12,170,973            1999
Service Class - Q/NQ             9.954090           12.804877          28.64%           3,490,304            1998
                                10.000000            9.954090          -0.46%             114,004            1997

Fidelity VIP III Growth         13.221287           10.841223          18.00%           4,836,375            2000
Opportunities                   12.818700           13.221287           3.14%           6,954,145            1999
Portfolio: Service              10.399630           12.818700          23.26%           3,268,117            1998
Class - Q/NQ                    10.000000           10.399630           4.00%              85,139            1997

Janus Aspen Series -            10.000000            8.160311         -18.40%           6,347,257            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            6.521611         -34.78%           4,867,293            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.197162         -18.03%           4,584,519            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                    13.793878           10.033034         -27.26%           6,688,260            2000
Appreciation Fund - Q/NQ        13.361662           13.793878           3.23%          12,170,438            1999
                                10.384765           13.361662          28.67%           4,779,767            1998
                                10.000000           10.384765           3.85%              77,292            1997

NSAT Dreyfus NSAT Mid           13.064679           14.901697          14.06%           1,028,703            2000
Cap Index Fund(1)- Q/NQ         10.913315           13.064679          19.71%             477,195            1999
                                 9.948304           10.913315           9.70%             249,626            1998
                                10.000000            9.948304          -0.52%               9,538            1997

NSAT Federated NSAT             13.586032           12.022088         -11.51%           1,027,331            2000
Equity Income Fund(2) -         11.581699           13.586032          17.31%             884,188            1999
Q/NQ                            10.160882           11.581699          13.98%             445,887            1998
                                10.000000           10.160882           1.61%              15,095            1997

(1)  Formerly, NSAT Nationwide Mid Cap Index Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Federated NSAT             10.926498            9.922475          -9.19%           1,480,360            2000
High Income Bond Fund(1)        10.695657           10.926498           2.16%           2,089,295            1999
- Q/NQ                          10.211688           10.695657           4.74%           1,070,704            1998
                                10.000000           10.211688           2.12%              23,079            1997

NSAT Gartmore NSAT              10.000000            8.691194         -13.09%               1,886            2000
Emerging Markets
Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            6.002991         -39.97%             265,717            2000
Global Technology and
Communications Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            9.227382          -7.73%              11,687            2000
International Growth
Fund - Q/NQ

NSAT Government Bond            10.571951           11.779202          11.42%           7,809,275            2000
Fund - Q/NQ                     10.935440           10.571951          -3.32%          10,801,327            1999
                                10.142367           10.935440           7.82%           4,527,142            1998
                                10.000000           10.142367           1.42%              67,191            1997

NSAT J.P. Morgan NSAT           10.822502           10.677219          -1.34%           2,446,285            2000
Balanced Fund(2)- Q/NQ          10.837697           10.822502          -0.14%           3,444,020            1999
                                10.129864           10.837697           6.99%           1,365,940            1998
                                10.000000           10.129864           1.30%              25,928            1997

NSAT MAS NSAT Multi             10.302225           10.776464           4.60%           1,920,070            2000
Sector Bond Fund(3) - Q/NQ      10.246882           10.302225           0.54%           2,772,771            1999
                                10.087985           10.246882           1.58%           1,175,838            1998
                                10.000000           10.087985           0.88%              34,667            1997

NSAT Money Market Fund*         10.897217           11.439024           4.97%           8,697,988            2000
- Q/NQ                          10.498325           10.897217           3.80%          13,948,484            1999
                                10.073279           10.498325           4.22%           6,006,781            1998
                                10.000000           10.073279           0.73%             400,491            1997

(1)  Formerly, NSAT Nationwide High Income Bond Fund.
(2)  Formerly, NSAT Nationwide Balanced Fund.
(3)  Formerly, NSAT Nationwide Multi Sector Bond Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Nationwide Global          14.499401           12.586381         -13.19%             782,047            2000
50 Fund(1) - Q/NQ               11.914478           14.499401          21.70%           1,150,953            1999
                                10.101401           11.914478          17.95%             475,649            1998
                                10.000000           10.101401           1.01%              16,493            1997

NSAT Nationwide Small           20.365684           16.902529         -17.00%             631,683            2000
Cap Growth Fund(2) - Q/NQ       10.000000           20.365684         103.66%             251,893            1999

NSAT Nationwide Small           11.930542           13.134786          10.09%           2,176,352            2000
Cap Value Fund - Q/NQ            9.426837           11.930542          26.56%           2,749,048            1999
                                 9.823118            9.426837          -4.03%             968,494            1998
                                10.000000            9.823118          -1.77%              37,087            1997

NSAT Nationwide Small           13.705373           14.776367           7.81%           3,275,225            2000
Company Fund - Q/NQ              9.612340           13.705373          42.58%           3,490,543            1999
                                 9.612411            9.612340           0.00%           1,662,209            1998
                                10.000000            9.612411          -3.88%              62,861            1997

NSAT Nationwide                  9.676976           10.309817           6.54%             610,165            2000
Strategic Value Fund -          10.084334            9.676976          -4.04%             788,137            1999
Q/NQ                            10.146650           10.084334          -0.61%             373,650            1998
                                10.000000           10.146650           1.47%              16,175            1997

NSAT Strong NSAT Mid            21.172544           17.737976         -16.22%           2,026,048            2000
Cap Growth Fund(3) - Q/NQ       11.575478           21.172544          82.91%           1,850,000            1999
                                10.203313           11.575478          13.45%             221,759            1998
                                10.000000           10.203313           2.03%               6,629            1997

NSAT Total Return Fund          12.675660           12.283490          -3.09%          13,786,712            2000
- Q/NQ                          11.972436           12.675660           5.87%          20,047,764            1999
                                10.242118           11.972436          16.89%           8,559,156            1998
                                10.000000           10.242118           2.42%             160,888            1997

NSAT Turner NSAT Growth         10.000000            6.328858         -36.71%              84,416            2000
Focus Fund - Q/NQ


(1)  Formerly, NSAT Nationwide Global Equity Fund.
(2)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(3)  Formerly, NSAT Nationwide Strategic Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
5.10%


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Neuberger Berman AMT            15.578481           15.597974           0.13%           1,357,933            2000
Guardian Portfolio -            13.691238           15.578481          13.78%           1,805,440            1999
Q/NQ                            10.503269           13.691238          30.35%             942,828            1998
                                10.000000           10.503269           5.03%              22,930            1997

Neuberger Berman AMT            24.582570           22.522251          -8.38%           2,636,101            2000
Mid-Cap Growth                  16.135377           24.582570          52.35%           1,843,232            1999
Portfolio - Q/NQ                11.701424           16.135377          37.89%             719,196            1998
                                10.000000           11.701424          17.01%              72,913            1997

Neuberger Berman AMT            11.110632           11.077328          -0.30%           3,494,789            2000
Partners Portfolio -            10.452498           11.110632           6.30%           5,748,962            1999
Q/NQ                            10.131623           10.452498           3.17%           3,946,650            1998
                                10.000000           10.131623           1.32%             328,680            1997

Oppenheimer Variable            19.274630           16.938069         -12.12%           5,195,398            2000
Account Funds -                 10.603692           19.274630          81.77%           3,277,622            1999
Oppenheimer Aggressive           9.532548           10.603692          11.24%             841,417            1998
Growth Fund/VA(1) - Q/NQ        10.000000            9.532548          -4.67%              21,696            1997

Oppenheimer Variable            16.917425           16.710507          -1.22%           5,816,658            2000
Account Funds -                 12.063121           16.917425          40.24%           4,533,724            1999
Oppenheimer Capital              9.826536           12.063121          22.76%           1,173,243            1998
Appreciation Fund/VA(2) -       10.000000            9.826536          -1.73%              42,155            1997
Q/NQ

Oppenheimer Variable            10.000000            9.534566          -4.65%             620,793            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            12.812596           11.571981         -9.68.%           5,826,470            2000
Account Funds -                 10.633592           12.812596          20.49%           4,716,330            1999
Oppenheimer Main Street         10.258664           10.633592           3.65%           1,839,038            1998
Growth & Income                 10.000000           10.258664           2.59%              31,208            1997
Fund/VA(3) - Q/NQ

Strong Opportunity Fund         10.000000            9.789079          -2.11%             543,371            2000
II, Inc. - Q/NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
The Universal                    9.467196           10.440316          10.28%             234,648            2000
Institutional Funds,             7.391460            9.467196          28.08%             337,224            1999
Inc. - Emerging Markets         10.424614            7.391460         -29.10%             107,780            1998
Debt Portfolio(1) - Q/NQ        10.000000           10.424614           4.25%               8,668            1997

The Universal                   10.000000            8.631598         -13.68%              75,294            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   10.545865           10.970158           4.02%           1,292,468            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               11.396847            6.559411         -42.45%             894,428            2000
Insurance Trust -                5.747723           11.396847          98.28%           1,264,667            1999
Worldwide Emerging               8.814146            5.747723         -34.79%             245,792            1998
Markets Fund - Q/NQ             10.000000            8.814146         -11.86%              45,598            1997

Van Eck Worldwide                7.350618            8.107253          10.29%             235,704            2000
Insurance Trust -                6.136113            7.350618          19.79%             371,265            1999
Worldwide Hard Assets            8.978753            6.136113         -31.66%             106,080            1998
Fund - Q/NQ                     10.000000            8.978753         -10.21%               5,261            1997

Victory Variable                10.000000            9.910285          -0.90%              41,922            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

Victory Variable                10.000000           11.278536          12.79%               3,093            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ

(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.05%)
                        (BOA Future/Valuebuilder Future)
           (VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                15.258324           13.496155         -11.55%             653,732            2000
Variable Portfolios,            13.065728           15.258324          16.78%             520,500            1999
Inc. - American Century         10.408098           13.065728          25.53%             210,557            1998
VP Income & Growth -            10.000000           10.408098           4.08%               6,068            1997
Q/NQ

American Century                19.240268           15.835690         -17.70%             721,255            2000
Variable Portfolios,            11.852979           19.240268          62.32%             492,322            1999
Inc. - American Century         10.086493           11.852979          17.51%             265,107            1998
VP International - Q/NQ         10.000000           10.086493           0.86%               2,963            1997

American Century                10.475442           12.246733          16.91%             319,706            2000
Variable Portfolios,            10.677353           10.475442          -1.89%             210,150            1999
Inc. - American Century         10.295249           10.677353           3.71%             148,323            1998
VP Value - Q/NQ                 10.000000           10.295249           2.95%               9,553            1997

Credit Suisse Warburg           16.796919           13.473367         -19.79%              93,547            2000
Pincus Trust - Global           10.382320           16.796919          61.78%             104,718            1999
Post-Venture Capital             9.851173           10.382320           5.39%              71,804            1998
Portfolio(1) - Q/NQ             10.000000            9.851173          -1.49%               3,196            1997

Credit Suisse Warburg           14.961024           10.970789         -26.67%             129,795            2000
Pincus Trust -                   9.854235           14.961024          51.82%             154,344            1999
International Equity             9.453278            9.854235           4.24%             126,381            1998
Portfolio(2) - Q/NQ             10.000000            9.453278          -5.47%               6,653            1997

Credit Suisse Warburg           12.098010           13.038397           7.77%             115,481            2000
Pincus Trust - Value            11.507907           12.098010           5.13%             123,154            1999
Portfolio(3) - Q/NQ             10.371958           11.507907          10.95%              89,716            1998
                                10.000000           10.371958           3.72%               7,035            1997

Dreyfus Investment              12.895311           12.505588          -3.02%              33,115            2000
Portfolios - European           10.000000           12.895311          28.95%               2,189            1999
Equity Portfolio - Q/NQ

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
The Dreyfus Socially            16.757880           14.753247         -11.96%             767,101            2000
Responsible Growth              13.019372           16.757880          28.71%             505,276            1999
Fund, Inc. - Q/NQ               10.169503           13.019372          28.02%             220,620            1998
                                10.000000           10.169503           1.70%               7,419            1997

Dreyfus Stock Index             15.657978           14.056384         -10.23%           3,936,553            2000
Fund, Inc. - Q/NQ               13.120640           15.657978          19.34%           3,233,351            1999
                                10.342079           13.120640          26.87%           1,688,726            1998
                                10.000000           10.342079           3.42%              22,293            1997

Dreyfus Variable                14.563385           14.317438          -1.69%             824,612            2000
Investment Fund                 13.205079           14.563385          10.29%             829,329            1999
-Appreciation                   10.248351           13.205079          28.85%             373,802            1998
Portfolio(1) - Q/NQ             10.000000           10.248351           2.48%               4,483            1997

Federated Insurance              9.800240           10.711288           9.30%             219,014            2000
Series - Federated              10.000000            9.800240          -2.00%              26,006            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                    11.995103           12.855639           7.17%           2,445,131            2000
Equity-Income                   11.408770           11.995103           5.14%           2,274,268            1999
Portfolio: Service              10.336779           11.408770          10.37%           1,384,005            1998
Class - Q/NQ                    10.000000           10.336779           3.37%              55,125            1997

Fidelity VIP Growth             18.790040           16.535951         -12.00%           2,250,475            2000
Portfolio: Service              13.831860           18.790040          35.85%           1,612,250            1999
Class - Q/NQ                    10.029235           13.831860          37.92%             594,476            1998
                                10.000000           10.029235           0.29%              14,431            1997

Fidelity VIP High               10.239981            7.841660         -23.42%           1,663,687            2000
Income Portfolio:                9.575458           10.239981           6.94%           1,591,051            1999
Service Class - Q/NQ            10.125013            9.575458          -5.43%             972,025            1998
                                10.000000           10.125013           1.25%              15,115            1997

Fidelity VIP Overseas           15.555856           12.445337         -20.00%             438,862            2000
Portfolio: Service              11.034969           15.555856          40.97%             356,824            1999
Class - Q/NQ                     9.900760           11.034969          11.46%             228,953            1998
                                10.000000            9.900760          -0.99%               9,958            1997

Fidelity VIP II                 15.720833           14.511996          -7.69%           1,584,274            2000
Contrafund(R)Portfolio:         12.797393           15.720833          22.84%           1,299,744            1999
Service Class - Q/NQ             9.953285           12.797393          28.57%             660,272            1998
                                10.000000            9.953285          -0.47%              26,984            1997

(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Fidelity VIP III Growth         13.206894           10.823977         -18.04%             852,312            2000
Opportunities                   12.811215           13.206894           3.09%             894,701            1999
Portfolio: Service              10.398800           12.811215          23.20%             526,619            1998
Class - Q/NQ                    10.000000           10.398800           3.99%              22,018            1997

Janus Aspen Series -            10.000000            8.156515         -18.43%             803,607            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            6.518569         -34.81%             565,404            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.193350         -18.07%             554,609            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                    13.778852           10.017067         -27.30%           1,133,209            2000
Appreciation Fund - Q/NQ        13.353842           13.778852           3.18%           1,314,497            1999
                                10.383931           13.353842          28.55%             890,825            1998
                                10.000000           10.383931           3.84%              28,321            1997

NSAT Dreyfus NSAT Mid           13.050437           14.877970          14.00%             211,847            2000
Cap Index Fund(1)-Q/NQ          10.906928           13.050437          19.65%              88,974            1999
                                 9.947507           10.906928           9.64%              55,569            1998
                                10.000000            9.947507          -0.52%               4,625            1997

NSAT Federated NSAT             13.571227           12.002951         -11.56%             195,943            2000
Equity Income Fund(2) -         11.574924           13.571227          17.25%             140,273            1999
Q/NQ                            10.160070           11.574924          13.93%              79,131            1998
                                10.000000           10.160070           1.60%               5,069            1997

NSAT Federated NSAT             10.914588            9.906674          -9.23%             458,389            2000
High Income Bond Fund(3)        10.689393           10.914588           2.11%             463,291            1999
- Q/NQ                          10.210867           10.689393           4.69%             363,590            1998
                                10.000000           10.210867           2.11%              18,045            1997

(1)  Formerly, NSAT Nationwide Mid Cap Index Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Gartmore NSAT              10.000000            8.690130         -13.10%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            6.002258         -39.98%               1,608            2000
Global Technology and
Communications Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            9.226253          -7.74%               1,924            2000
International Growth
Fund - Q/NQ

NSAT Government Bond            10.560422           11.760452          11.36%           1,786,298            2000
Fund - Q/NQ                     10.929045           10.560422          -3.37%           1,530,588            1999
                                10.141552           10.929045           7.77%           1,003,911            1998
                                10.000000           10.141552           1.42%              39,631            1997

NSAT J.P. Morgan NSAT           10.810714           10.660231          -1.39%             526,286            2000
Balanced Fund(1) - Q/NQ         10.831355           10.810714          -0.19%             383,187            1999
                                10.129053           10.831355           6.93%             271,367            1998
                                10.000000           10.129053           1.29%              17,654            1997

NSAT MAS NSAT Multi             10.290997           10.759314           4.55%             531,806            2000
Sector Bond Fund(2) - Q/NQ      10.240891           10.290997           0.49%             511,647            1999
                                10.087176           10.240891           1.52%             380,924            1998
                                10.000000           10.087176           0.87%              13,508            1997

NSAT Money Market Fund*         10.885293           11.420765           4.92%           1,776,127            2000
- Q/NQ                          10.492136           10.885293           3.75%           2,195,045            1999
                                10.072429           10.492136           4.17%           1,700,935            1998
                                10.000000           10.072429           0.72%             170,879            1997

NSAT Nationwide Global          14.483618           12.566361         -13.24%             176,364            2000
50 Fund(3) - Q/NQ               11.907510           14.483618          21.63%             164,763            1999
                                10.100588           11.907510          17.89%             104,659            1998
                                10.000000           10.100588           1.01%             110,211            1997

NSAT Nationwide Small           20.358893           16.888400         -17.52%             105,996            2000
Cap Growth Fund(4) - Q/NQ       10.000000           20.358893         103.59%              32,562            1999


(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
 5.05%.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Nationwide Small           11.917534           13.113877          10.04%             487,437            2000
Cap Value Fund - Q/NQ            9.421309           11.917534          26.50%             359,041            1999
                                 9.822329            9.421309          -4.08%             221,173            1998
                                10.000000            9.822329          -1.78%               8,921            1997

NSAT Nationwide Small           13.690433           14.752842           7.76%             559,475            2000
Company Fund - Q/NQ              9.606706           13.690433          42.51%             372,211            1999
                                 9.611642            9.606706          -0.05%             286,195            1998
                                10.000000            9.611642          -3.88%              12,512            1997

NSAT Nationwide                  9.666432           10.293400           6.49%             119,251            2000
Strategic Value Fund -          10.078441            9.666432          -4.09%             121,052            1999
Q/NQ                            10.145838           10.078441          -0.66%             122,222            1998
                                10.000000           10.145838           1.46%               5,736            1997

NSAT Strong NSAT Mid            21.149503           17.709761         -16.26%             257,361            2000
Cap Growth Fund - Q/NQ(1)       11.568711           21.149503          82.82%             160,205            1999
                                10.202497           11.568711          13.39%              42,543            1998
                                10.000000           10.202497           2.02%               3,432            1997

NSAT Total Return Fund          12.661861           12.263952          -3.14%           2,193,618            2000
- Q/NQ                          11.965436           12.661861           5.82%           2,069,920            1999
                                10.241300           11.965436          16.84%           1,389,298            1998
                                10.000000           10.241300           2.41%              50,646            1997

NSAT Turner NSAT Growth         10.000000            6.328083         -36.72%                 688            2000
Focus Fund - Q/NQ

Neuberger Berman AMT            15.561518           15.573167           0.07%             288,948            2000
Guardian Portfolio -            13.683246           15.561518          13.73%             282,904            1999
Q/NQ                            10.502434           13.683246          30.29%             225,939            1998
                                10.000000           10.502434           5.02%               6,344            1997

Neuberger Berman AMT            24.555839           22.486438          -8.43%             484,307            2000
Mid-Cap Growth                  16.125954           24.555839          52.28%             278,634            1999
Portfolio - Q/NQ                11.700489           16.125954          37.82%             149,236            1998
                                10.000000           11.700489          17.00%              10,168            1997

(1)  Formerly, NSAT Nationwide Strategic Growth Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Neuberger Berman AMT            11.098514           11.059680          -0.35%             590,433            2000
Partners Portfolio -            10.446379           11.098514           6.24%             630,256            1999
Q/NQ                            10.130813           10.446379           3.11%             600,620            1998
                                10.000000           10.130813           1.31%              50,332            1997

Oppenheimer Variable            19.253639           16.911124         -12.17%             749,952            2000
Account Funds -                 10.597477           19.253639          81.68%             333,894            1999
Oppenheimer Aggressive           9.531780           10.597477          11.18%             193,490            1998
Growth Fund/VA(1) - Q/NQ        10.000000            9.531780          -4.68%              14,587            1997

Oppenheimer Variable            16.898986           16.683918          -1.27%             901,397            2000
Account Funds -                 12.056049           16.898986          40.17%             551,024            1999
Oppenheimer Capital              9.825746           12.056049          22.70%             232,428            1998
Appreciation Fund/VA(2) -       10.000000            9.825746          -1.74%              10,376            1997
Q/NQ

Oppenheimer Variable            10.000000            9.531378          -4.69%              84,451            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            12.798619           11.553551          -9.73%           1,115,013            2000
Account Funds -                 10.627355           12.798619          20.43%             731,791            1999
Oppenheimer Main Street         10.257840           10.627355           3.60%             406,123            1998
Growth & Income                 10.000000           10.257840           2.58%              16,089            1997
Fund/VA(3) - Q/NQ

Strong Opportunity Fund         10.000000            9.785815          -2.14%              31,598            2000
II, Inc. - Q/NQ


The Universal                    9.456874           10.423703          10.22%              57,429            2000
Institutional Funds,             7.387124            9.456874          28.02%              44,179            1999
Inc. - Emerging Markets         10.423780            7.387124         -29.13%              28,827            1998
Debt Portfolio(4) - Q/NQ        10.000000           10.423780           4.24%               1,735            1997

The Universal                   10.000000            8.628712         -13.71%              11,969            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(4) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
The Universal                   10.530532           10.952709           4.01%             253,823            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               11.384426            6.548959         -42.47%             185,292            2000
Insurance Trust -                5.744349           11.384426          98.18%             147,062            1999
Worldwide Emerging               8.813437            5.744349         -34.82%              78,298            1998
Markets Fund - Q/NQ             10.000000            8.813437         -11.87%               1,512            1997

Van Eck Worldwide                7.342607            8.094362          10.24%              55,308            2000
Insurance Trust -                6.132522            7.342607          19.73%              53,452            1999
Worldwide Hard Assets            8.978030            6.132522         -31.69%              28,348            1998
Fund - Q/NQ                     10.000000            8.978030         -10.22%               1,995            1997

Victory Variable                10.000000            9.906989          -0.93%               2,458            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

Victory Variable                10.000000           11.274770          12.75%                   0            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.10%)
                        (BOA Future/Valuebuilder Future)
           (VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                14.608384           12.914785         -11.59%             100,137            2000
Variable Portfolios,            12.515499           14.608384          16.72%              28,991            1999
Inc. - American Century         10.000000           12.515499          25.15%                   0            1998
VP Income & Growth -
Q/NQ

American Century                19.569739           16.098754         -17.74%             107,222            2000
Variable Portfolios,            12.062037           19.569739          62.24%              16,178            1999
Inc. - American Century         10.000000           12.062037          20.62%                   0            1998
VP International - Q/NQ

American Century                11.060928           12.924722          16.85%              40,702            2000
Variable Portfolios,            11.279817           11.060928          -1.94%               4,917            1999
Inc. - American Century         10.000000           11.279817          12.80%                   0            1998
VP Value - Q/NQ

Credit Suisse Warburg           20.760969           16.644686         -19.83%                   0            2000
Pincus Trust - Global           12.839012           20.760969          61.70%                   0            1999
Post-Venture Capital            10.000000           12.839012          28.39%                   0            1998
Portfolio(1) - Q/NQ

Credit Suisse Warburg           17.529681           12.847895         -26.71%               1,129            2000
Pincus Trust -                  11.551939           17.529681          51.75%                 446            1999
International Equity            10.000000           11.551939          15.52%                   0            1998
Portfolio(2) - Q/NQ

Credit Suisse Warburg           12.499772           13.464612           7.72%               1,209            2000
Pincus Trust - Value            11.896081           12.499772           5.07%                 772            1999
Portfolio(3) - Q/NQ             10.000000           11.896081          18.96%                   0            1998

Dreyfus Investment              12.893630           12.497666          -3.07%               5,308            2000
Portfolios - European           10.000000           12.893630          28.94%                   0            1999
Equity Portfolio - Q/NQ

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
The Dreyfus Socially            16.447766           14.472958         -12.01%             127,094            2000
Responsible Growth              12.784895           16.447766          28.65%              22,261            1999
Fund, Inc. - Q/NQ               10.000000           12.784895          27.85%                   0            1998

Dreyfus Stock Index             14.867150           13.339745         -10.27%             492,133            2000
Fund, Inc. - Q/NQ               12.464249           14.867150          19.28%              89,936            1999
                                10.000000           12.464249          24.64%                   0            1998

Dreyfus Variable                13.657521           13.420126          -1.74%              30,032            2000
Investment Fund                 12.389971           13.657521          10.23%              10,103            1999
-Appreciation                   10.000000           12.389971          23.90%                   0            1998
Portfolio(1) - Q/NQ

Federated Insurance              9.796953           10.702323           9.24%              61,248            2000
Series - Federated              10.000000            9.796953          -2.03%               5,716            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                    12.410474           13.294130           7.12%             189,699            2000
Equity-Income                   11.809798           12.410474           5.09%              56,595            1999
Portfolio: Service              10.000000           11.809798          18.10%                   0            1998
Class - Q/NQ

Fidelity VIP Growth             17.534950           15.423665         -12.04%             441,712            2000
Portfolio: Service              12.914475           17.534950          35.78%              63,633            1999
Class - Q/NQ                    10.000000           12.914475          29.14%                   0            1998

Fidelity VIP High               11.255695            8.615157         -23.46%             118,481            2000
Income Portfolio:               10.530579           11.255695           6.89%              19,455            1999
Service Class - Q/NQ            10.000000           10.530579           5.31%                   0            1998

Fidelity VIP Overseas           17.171657           13.731142         -20.04%              43,731            2000
Portfolio: Service              12.187321           17.171657          40.90%               7,559            1999
Class - Q/NQ                    10.000000           12.187321          21.87%                   0            1998

Fidelity VIP II                 15.712599           14.497111          -7.74%             192,044            2000
Contrafund(R)Portfolio:         12.797152           15.712599          22.78%              37,857            1999
Service Class - Q/NQ            10.000000           12.797152          27.97%                   0            1998

(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Fidelity VIP III Growth         12.683293           10.389625         -18.08%              60,097            2000
Opportunities                   12.309512           12.683293           3.04%              18,699            1999
Portfolio: Service              10.000000           12.309512          23.10%                   0            1998
Class - Q/NQ

Janus Aspen Series -            10.000000            8.152720         -18.47%             445,007            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            6.515527         -34.84%             399,157            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.189524         -18.10%             351,019            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                    12.829034            9.321861         -27.34%              61,038            2000
Appreciation Fund - Q/NQ        12.439602           12.829034           3.13%              39,588            1999
                                10.000000           12.439602          24.40%                   0            1998

NSAT Dreyfus NSAT Mid           14.654661           16.698444          13.95%              36,873            2000
Cap Index Fund(1)-Q/NQ          12.253848           14.654661          19.59%                  78            1999
                                10.000000           12.253848          22.54%                   0            1998

NSAT Federated NSAT             13.882376           12.271980         -11.60%              15,294            2000
Equity Income Fund(2) -         11.846282           13.882376          17.19%               1,812            1999
Q/NQ                            10.000000           11.846282          18.46%                   0            1998

NSAT Federated NSAT             10.552305            9.573036          -9.28%              23,852            2000
High Income Bond Fund(3)-       10.339812           10.552305           2.06%                 442            1999
Q/NQ                            10.000000           10.339812           3.40%                   0            1998

(1)  Formerly, NSAT Nationwide Mid Cap Index Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Gartmore NSAT              10.000000            8.689073         -13.11%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            6.001519         -39.98%               4,981            2000
Global Technology and
Communications Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            9.225133          -7.75%                   0            2000
International Growth
Fund - Q/NQ

NSAT Government Bond             9.515930           10.591943          11.31%             199,744            2000
Fund - Q/NQ                      9.853072            9.515930          -3.42%              22,093            1999
                                10.000000            9.853072          -1.47%                   0            1998

NSAT J.P. Morgan NSAT           10.651741           10.498193          -1.44%             109,044            2000
Balanced Fund(1) - Q/NQ         10.677473           10.651741          -0.24%              10,460            1999
                                10.000000           10.677473           6.77%                   0            1998

NSAT MAS NSAT Multi             10.290756           10.753649           4.50%              27,660            2000
Sector Bond Fund(2) - Q/NQ      10.245831           10.290756           0.44%               1,481            1999
                                10.000000           10.245831           2.46%                   0            1998

NSAT Money Market Fund*         10.468792           10.978256           4.87%             228,081            2000
- Q/NQ                          10.095781           10.468792           3.69%              34,919            1999
                                10.000000           10.095781           0.96%                   0            1998

NSAT Nationwide Global          14.846771           12.874957         -13.28%              13.241            2000
50 Fund(3) - Q/NQ               12.212250           14.846771          21.57%               1,969            1999
                                10.000000           12.212250          22.12%                   0            1998

NSAT Nationwide Small           20.352098           16.874259         -17.09%              29,915            2000
Cap Growth Fund(4) - Q/NQ       10.000000           20.352098         103.52%                  16            1999


(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
5.00%.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Nationwide Small           16.391038           18.02739            9.98%              27,668            2000
Cap Value Fund - Q/NQ           12.964349           16.391038          26.43%               2,332            1999
                                10.000000           12.964349          29.64%                   0            1998

NSAT Nationwide Small           17.267747           18.598401           7.71%              66,093            2000
Company Fund - Q/NQ             12.123056           17.267747          42.44%               3,518            1999
                                10.000000           12.123056          21.23%                   0            1998

NSAT Nationwide                 12.489739           13.293158           6.43%               2,889            2000
Strategic Value Fund -          13.028676           12.489739          -4.14%                 794            1999
Q/NQ                            10.000000           13.028676          30.29%                   0            1998

NSAT Strong NSAT Mid            23.148836           19.374164         -16.31%              84,799            2000
Cap Growth Fund(1) - Q/NQ       12.668723           23.148836          82.72%               5,302            1999
                                10.000000           12.668723          26.69%                   0            1998

NSAT Total Return Fund          12.684916           12.280107          -3.19%             195,485            2000
- Q/NQ                          11.993303           12.684916           5.77%              65,991            1999
                                10.000000           11.993303          19.93%                   0            1998

NSAT Turner NSAT Growth         10.000000            6.327305         -36.73%                   0            2000
Focus Fund - Q/NQ

Neuberger Berman AMT            14.648600           14.652210           0.02%              17,756            2000
Guardian Portfolio -            12.887023           14.648600          13.67%               2,098            1999
Q/NQ                            10.000000           12.887023          28.87%                   0            1998

Neuberger Berman AMT            21.426404           19.610857          -8.47%              80,411            2000
Mid-Cap Growth                  14.077949           21.426404          52.20%               3,637            1999
Portfolio - Q/NQ                10.000000           14.077949          40.78%                   0            1998

(1)  Formerly, NSAT Nationwide Strategic Growth Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Neuberger Berman AMT            12.591929           12.541566          -0.40%              39,501            2000
Partners Portfolio -            11.858021           12.591929           6.19%               6,848            1999
Q/NQ                            10.000000           11.858021          18.58%                   0            1998

Oppenheimer Variable            23.954947           21.029849         -12.21%             156,829            2000
Account Funds -                 13.191805           23.954947          81.59%               9,867            1999
Oppenheimer Aggressive          10.000000           13.191805          31.92%                   0            1998
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            18.556149           18.310774          -1.32%             119,412            2000
Account Funds -                 13.244991           18.556149          40.10%              17,485            1999
Oppenheimer Capital             10.000000           13.244991          32.45%                   0            1998
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.528196          -4.72%              27,353            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            14.854438           13.402637          -9.77%             179,629            2000
Account Funds -                 12.340636           14.854438          20.37%              17,613            1999
Oppenheimer Main Street         10.000000           12.340636          23.41%                   0            1998
Growth & Income
Fund/VA(3)- Q/NQ

Strong Opportunity Fund         10.000000            9.782545          -2.17%              15,687            2000
II, Inc. - Q/NQ


The Universal                   14.580968           16.063592          10.17%               3,436            2000
Institutional Funds,            11.395495           14.580968          27.95%                   0            1999
Inc. - Emerging Markets         10.000000           11.395495          13.95%                   0            1998
Debt Portfolio(4)- Q/NQ

The Universal                   10.000000            8.625825         -13.74%               2,919            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(4) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
The Universal                   12.117726           12.601811           3.99%              14,825            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               25.026598           14.389442         -42.50%               6,172            2000
Insurance Trust -               12.634284           25.026598          98.08%                 114            1999
Worldwide Emerging              10.000000           12.634284          26.34%                   0            1998
Markets Fund - Q/NQ

Van Eck Worldwide               11.869689           13.078363          10.18%                 509            2000
Insurance Trust -                9.918535           11.869689          19.67%                   0            1999
Worldwide Hard Assets           10.000000            9.918535          -0.81%                   0            1998
Fund - Q/NQ

Victory Variable                10.000000            9.903675          -0.96%              20,554            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

Victory Variable                10.000000           11.271005          12.71%                   0            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.15%)
                        (BOA Future/Valuebuilder Future)
           (VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                14.599165           12.900147         -11.64%              22,723            2000
Variable Portfolios,            12.513926           14.599165          16.66%                 108            1999
Inc. - American Century         10.000000           12.513926          25.14%                   0            1998
VP Income & Growth -
Q/NQ

American Century                19.557409           16.080508         -17.78%              33,087            2000
Variable Portfolios,            12.060517           19.557409          62.16%               1,453            1999
Inc. - American Century         10.000000           12.060517          20.61%                   0            1998
VP International - Q/NQ

American Century                11.053935           12.910062          16.79%               8,137            2000
Variable Portolios,             11.278389           11.053935          -1.99%                 334            1999
Inc. - American Century         10.000000           11.278389          12.78%                   0            1998
VP Value - Q/NQ

Credit Suisse Warburg           20.747888           16.625822                                                2000
Pincus Trust - Global           12.837404           20.747888          61.62%                   0            1999
Post-Venture Capital            10.000000           12.837404          28.37%                   0            1998
Portfolio(1) - Q/NQ

Credit Suisse Warburg           17.518646           12.833338                                                2000
Pincus Trust -                  11.550487           17.518646          51.67%                   0            1999
International Equity            10.000000           11.550487          15.50%                   0            1998
Portfolio(2) - Q/NQ

Credit Suisse Warburg           12.491882           13.449360                                                2000
Pincus Trust - Value            11.894592           12.491882           5.02%                 679            1999
Portfolio(3) - Q/NQ             10.000000           11.894592          18.95%                   0            1998

Dreyfus Investment              12.891928           12.489736           -3.12               3,484            2000
Portfolios - European           10.000000           12.891928          28.92%                   0            1999
Equity Portfolio - Q/NQ

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

The Dreyfus Socially            16.437396           14.456547         -12.05%              46,993            2000
Responsible Growth              12.783289           16.437396          28.59%               6,032            1999
Fund, Inc. - Q/NQ               10.000000           12.783289          27.83%                   0            1998



Dreyfus Stock Index             14.857773           13.324628         -10.32%             253,249            2000
Fund, Inc. - Q/NQ               12.462691           14.857773          19.22%              22,434            1999
                                10.000000           12.462691          24.63%                   0            1998

Dreyfus Variable                13.648909           13.404933          -1.79%              14,660            2000
Investment Fund                 12.388419           13.648909          10.17%               6,456            1999
-Appreciation                   10.000000           12.388419          23.88%                   0            1998
Portfolio(1) - Q/NQ

Federated Insurance              9.793677           10.693364           9.19%              20,525            2000
Series - Federated              10.000000            9.793677          -2.06%               3,409            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                    12.402631           13.279061           7.07%              59,212            2000
Equity-Income                   11.808307           12.402631           5.03%               5,809            1999
Portfolio: Service              10.000000           11.808307          18.08%                   0            1998
Class - Q/NQ

Fidelity VIP Growth             17.523903           15.406192         -12.08%             173,505            2000
Portfolio: Service              12.912859           17.523903          35.71%              10,283            1999
Class - Q/NQ                    10.000000           12.912859          29.13%                   0            1998

Fidelity VIP High               11.248584            8.605370         -23.50%              33,809            2000
Income Portfolio:               10.529250           11.248584           6.83%               3,763            1999
Service Class - Q/NQ            10.000000           10.529250           5.29%                   0            1998

Fidelity VIP Overseas           17.160838           13.715591         -20.08%               8,136            2000
Portfolio: Service              12.185792           17.160838          40.83%                  28            1999
Class - Q/NQ                    10.000000           12.185792          21.86%                   0            1998

Fidelity VIP II                 15.702687           14.480674          -7.78%              73,712            2000
Contrafund(R)Portfolio:         12.795546           15.702687          22.72%               8,757            1999
Service Class - Q/NQ            10.000000           12.795546          27.96%                   0            1998

(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Fidelity VIP III Growth         12.675276           10.377837         -18.13%              25,294            2000
Opportunities                   12.307964           12.675276           2.98%               5,159            1999
Portfolio: Service              10.000000           12.307964          23.08%                   0            1998
Class - Q/NQ

Janus Aspen Series -            10.000000            8.148922         -18.51%             219,493            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            6.512483         -34.88%             156,908            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.185713         -18.14%             157,268            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                    12.820934            9.311292         -27.37%               9,536            2000
Appreciation Fund - Q/NQ        12.438039           12.820934           3.08%              10,795            1999
                                10.000000           12.438039          24.38%                   0            1998

NSAT Dreyfus NSAT Mid           14.645409           16.679519          13.89%              16,740            2000
Cap Index Fund(1)-Q/NQ          12.252304           14.645409          19.53%                  30            1999
                                10.000000           12.252304          22.52%                   0            1998

NSAT Federated NSAT             13.873607           12.258057         -11.64%              16,216            2000
Equity Income Fund(2) -         11.844786           13.873607          17.13%                 835            1999
Q/NQ                            10.000000           11.844786          18.45%                   0            1998

NSAT Federated NSAT             10.545637            9.562175          -9.33%              18,241            2000
High Income Bond Fund(3)        10.338506           10.545637           2.00%                   0            1999
- Q/NQ                          10.000000           10.338506           3.39%                   0            1998

(1)  Formerly, NSAT Nationwide Mid Cap Index Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Gartmore NSAT              10.000000            8.688017         -13.12%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            6.000784         -39.99%               5,530            2000
Global Technology and
Communications Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            8.595576          -7.76%                   0            2000
International Growth
Fund - Q/NQ

NSAT Government Bond             9.509925           10.579941          11.25%              52,138            2000
Fund - Q/NQ                      9.851828            9.509925          -3.47%              10,531            1999
                                10.000000            9.851828          -1.48%                   0            1998

NSAT J.P. Morgan NSAT           10.645005           10.486281          -1.49%              37,310            2000
Balanced Fund(1) - Q/NQ         10.676123           10.645005          -0.29%                   0            1999
                                10.000000           10.676123           6.76%                   0            1998

NSAT MAS NSAT Multi             10.284262           10.741462           4.45%              18,768            2000
Sector Bond Fund(2) - Q/NQ      10.244538           10.284262           0.39%               2,287            1999
                                10.000000           10.244538           2.45%                   0            1998

NSAT Money Market Fund*         10.462170           10.965798           4.81%              87,363            2000
- Q/NQ                          10.094495           10.462170           3.64%               4,389            1999
                                10.000000           10.094495           0.94%                   0            1998

NSAT Nationwide Global          14.837408           12.860372         -13.32%               7,204            2000
50 Fund(3) - Q/NQ               12.210713           14.837408          21.51%               1,060            1999
                                10.000000           12.210713          22.11%                   0            1998

NSAT Nationwide Small           20.345317           16.860140         -17.13%              13,657            2000
Cap Growth Fund(4) - Q/NQ       10.000000           20.345317         103.45%                   0            1999

(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
4.95%.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Nationwide Small           16.380692           18.006956           9.93%              12,878            2000
Cap Value Fund - Q/NQ           12.962717           16.380692          26.37%               1,583            1999
                                10.000000           12.962717          29.63%                   0            1998

NSAT Nationwide Small           17.256864           18.577322           7.65%              30,804            2000
Company Fund - Q/NQ             12.121529           17.256864          42.37%               6,650            1999
                                10.000000           12.121529          21.22%                   0            1998

NSAT Nationwide                 12.481871           13.278102           6.38%                 824            2000
Strategic Value Fund -          13.027042           12.481871          -4.18%                 587            1999
Q/NQ                            10.000000           13.027042          30.27%                   0            1998

NSAT Strong NSAT Mid            23.134244           19.352193         -16.35%              21,986            2000
Cap Growth Fund(1) - Q/NQ       12.667131           23.134244          82.63%                   4            1999
                                10.000000           12.667131          26.67%                   0            1998

NSAT Total Return Fund          12.676933           12.266207          -3.24%              83,174            2000
- Q/NQ                          11.991803           12.676933           5.71%               9,053            1999
                                10.000000           11.991803          19.92%                   0            1998

NSAT Turner NSAT Growth         10.000000            6.326526         -36.73%               6,506            2000
Focus Fund - Q/NQ

Neuberger Berman AMT            14.639366           14.635622          -0.03%               5,136            2000
Guardian Portfolio -            12.885403           14.639366          13.61%               1,244            1999
Q/NQ                            10.000000           12.885403          28.85%                   0            1998

Neuberger Berman AMT            21.412911           19.588644          -8.52%              40,069            2000
Mid-Cap Growth                  14.076184           21.412911          52.12%                 196            1999
Portfolio - Q/NQ                10.000000           14.076184          40.76%                   0            1998

(1)  Formerly, NSAT Nationwide Strategic Growth Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Neuberger Berman AMT            12.583972           12.527350          -0.45%               5,158            2000
Partners Portfolio -            11.856528           12.583972           6.14%               1,898            1999
Q/NQ                            10.000000           11.856528          18.57%                   0            1998

Oppenheimer Variable            23.939845           21.006006         -12.26%              58,925            2000
Account Funds -                 13.190143           23.939845          81.50%               1,868            1999
Oppenheimer Aggressive          10.000000           13.190143          31.90%                   0            1998
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            18.544459           18.290036          -1.37%              75,179            2000
Account Funds -                 13.243332           18.544459          40.03%               5,203            1999
Oppenheimer Capital             10.000000           13.243332          32.43%                   0            1998
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.525016          -4.75%              17,604            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            14.845060           13.387444          -9.82%              95,500            2000
Account Funds -                 12.339083           14.845060          20.31%               4,870            1999
Oppenheimer Main Street         10.000000           12.339083          23.39%                   0            1998
Growth & Income
Fund/VA(3) - Q/NQ

Strong Opportunity Fund         10.000000            9.779277          -2.21%               3,804            2000
II, Inc. - Q/NQ

The Universal                   14.571756           16.045362          10.11%                 102            2000
Institutional Funds,            11.394055           14.571756          27.01%                   0            1999
Inc. - Emerging Markets         10.000000           11.394055          13.94%                   0            1998
Debt Portfolio(4) - Q/NQ

The Universal                   10.000000            8.622944         -13.77%                 934            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(4) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
The Universal                   12.105635           12.587517           3.98%              11,476            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               25.010854           14.373141         -42.53%               1,587            2000
Insurance Trust -               12.632701           25.010854          97.99%                 165            1999
Worldwide Emerging              10.000000           12.632701          26.33%                   0            1998
Markets Fund - Q/NQ

Van Eck Worldwide               11.862189           13.063519          10.13%                 588            2000
Insurance Trust -                9.917280           11.862189          19.61%                 319            1999
Worldwide Hard Assets           10.000000            9.917280           0.83%                   0            1998
Fund - Q/NQ

Victory Variable                10.000000            9.900367          -1.00%                   0            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

Victory Variable                10.000000           11.267247          12.67%                   0            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)
                        (BOA Future/Valuebuilder Future)
           (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                14.495483           12.802086         -11.68%              62,095            2000
Variable Portfolios,            12.431326           14.495483          16.60%              10,035            1999
Inc. - American Century         10.000000           12.431326          24.31%                   0            1998
VP Income & Growth -
Q/NQ

American Century                17.674116           14.524713         -17.82%              88,614            2000
Variable Portfolios,            10.904652           17.674116          62.08%               6,941            1999
Inc. - American Century         10.000000           10.904652           9.05%                   0            1998
VP International - Q/NQ

American Century                11.263216           13.147862          16.73%              30,204            2000
Variable Portfolios,            11.497731           11.263216          -2.04%               3,606            1999
Inc. - American Century         10.000000           11.497731          14.98%                   0            1998
VP Value - Q/NQ

Credit Suisse Warburg           20.579437           16.482534         -19.91%                 521            2000
Pincus Trust - Global           12.739606           20.579437          61.54%                 352            1999
Post-Venture Capital            10.000000           12.739606          27.40%                   0            1998
Portfolio(1) - Q/NQ

Credit Suisse Warburg           16.374564           11.989196         -26.78%               1,108            2000
Pincus Trust -                  10.801619           16.374564          51.59%               1,073            1999
International Equity            10.000000           10.801619           8.02%                   0            1998
Portfolio(2) - Q/NQ

Credit Suisse Warburg           12.269490           13.203287           7.61%               5,069            2000
Pincus Trust - Value            11.688738           12.269490           4.97%               1,590            1999
Portfolio(3) - Q/NQ             10.000000           11.688738          16.89%                   0            1998

Dreyfus Investment              12.890242           12.481806          -3.17%              10,869            2000
Portfolios - European           10.000000           12.890242          28.90%                   8            1999
Equity Portfolio - Q/NQ

The Dreyfus Socially            16.397708           14.414394         -12.10%             137,189            2000
Responsible Growth              12.758878           16.397708          28.52%              18,281            1999
Fund, Inc. - Q/NQ               10.000000           12.758878          27.59%                   0            1998

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Dreyfus Stock Index             14.736468           13.209188         -10.36%             419,850            2000
Fund, Inc. - Q/NQ               12.367188           14.736468          19.16%              86,392            1999
                                10.000000           12.367188          23.67%                   0            1998

Dreyfus Variable                13.442893           13.195948          -1.84%              49,669            2000
Investment Fund                 12.207586           13.442893          10.12%              11,523            1999
-Appreciation                   10.000000           12.207586          22.08%                   0            1998
Portfolio(1) - Q/NQ

Federated Insurance              9.790385           10.684388           9.13%              37,347            2000
Series - Federated              10.000000            9.790385          -2.10%               1,278            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                    12.440601           13.313013           7.01%             132,911            2000
Equity-Income                   11.850451           12.440601           4.98%              20,376            1999
Portfolio: Service              10.000000           11.850451          18.50%                   0            1998
Class - Q/NQ

Fidelity VIP Growth             17.653733           15.512519         -12.13%             347,480            2000
Portfolio: Service              13.015101           17.653733          35.64%              51,168            1999
Class - Q/NQ                    10.000000           13.015101          30.15%                   0            1998

Fidelity VIP High               11.087928            8.478210         -23.54%              60,554            2000
Income Portfolio:               10.384114           11.087928           6.78%               7,779            1999
Service Class - Q/NQ            10.000000           10.384114           3.84%                   0            1998

Fidelity VIP Overseas           15.900927           12.702222         -20.12%              39,955            2000
Portfolio: Service              11.296846           15.900927          40.76%               5,838            1999
Class - Q/NQ                    10.000000           11.296846          12.97%                   0            1998

Fidelity VIP II                 15.457984           14.247834          -7.83%             188,575            2000
Contrafund(R)Portfolio:         12.602507           15.457984          22.66%              32,053            1999
Service Class - Q/NQ            10.000000           12.602507          26.03%                   0            1998

Fidelity VIP III Growth         12.785984           10.463173         -18.17%              44,435            2000
Opportunities                   12.421717           12.785984           2.93%              12,514            1999
Portfolio: Service              10.000000           12.421717          24.22%                   0            1998
Class - Q/NQ

Janus Aspen Series -            10.000000            8.145127         -18.55%             399,979            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Janus Aspen Series -            10.000000            6.509446         -34.91%             286,325            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.181886         -18.18%             263,507            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                    12.767993            9.268169         -27.41%              80,065            2000
Appreciation Fund - Q/NQ        12.392954           12.767993           3.03%              32,789            1999
                                10.000000           12.392954          23.93%                   0            1998

NSAT Dreyfus NSAT Mid           14.644558           16.670157          13.83%              43,124            2000
Cap Index Fund(1)-Q/NQ          12.257790           14.644558          19.47%               2,739            1999
                                10.000000           12.257790          22.58%                   0            1998

NSAT Federated NSAT             13.963829           12.331560         -11.69%               9,075            2000
Equity Income Fund(2) -         11.927845           13.963829          17.07%               1,554            1999
Q/NQ                            10.000000           11.927845          19.28%                   0            1998

NSAT Federated NSAT             10.764664            9.755865          -9.37%              14,584            2000
High Income Bond Fund(3)        10.558563           10.764664           1.95%               2,010            1999
- Q/NQ                          10.000000           10.558563           5.59%                   0            1998

NSAT Gartmore NSAT              10.000000            8.686950         -13.13%                  87            2000
Emerging Markets
Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            6.000048         -40.00%               3,481            2000
Global Technology and
Communications Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            9.222891          -7.77%                 206            2000
International Growth
Fund - Q/NQ

(1)  Formerly, NSAT Nationwide Mid Cap Index Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Government Bond             9.816007           10.914977          11.20%              67,859            2000
Fund - Q/NQ                     10.174058            9.816007          -3.52%              10,483            1999
                                10.000000           10.174058           1.74%                   0            1998

NSAT J.P. Morgan NSAT           10.735723           10.570325          -1.54%              51,449            2000
Balanced Fund(1) - Q/NQ         10.772545           10.735723          -0.34%               9,540            1999
                                10.000000           10.772545           7.73%                   0            1998

NSAT MAS NSAT Multi             10.510552           10.972282           4.39%              12,789            2000
Sector Bond Fund(2) - Q/NQ      10.475252           10.510552           0.34%               1,536            1999
                                10.000000           10.475252           4.75%                   0            1998

NSAT Money Market Fund*         10.489614           10.989031           4.76%             240,296            2000
- Q/NQ                          10.126097           10.489614           3.59%              30,147            1999
                                10.000000           10.126097           1.26%                   0            1998

NSAT Nationwide Global          14.267173           12.359000         -13.37%              10,747            2000
50 Fund(3) - Q/NQ               11.747364           14.267173          21.45%               1,955            1999
                                10.000000           11.747364          17.47%                   0            1998

NSAT Nationwide Small           20.338511           16.846010         -17.17%              24,702            2000
Cap Growth Fund(4) - Q/NQ       10.000000           20.338511         103.39%                 809            1999


NSAT Nationwide Small           15.896867           17.466310           9.87%              48,783            2000
Cap Value Fund - Q/NQ           12.586199           15.896867          26.30%               6,578            1999
                                10.000000           12.586199          25.86%                   0            1998

NSAT Nationwide Small           17.099098           18.398225           7.60%              53,875            2000
Company Fund - Q/NQ             12.016781           17.099098          42.29%               2,090            1999
                                10.000000           12.016781          20.17%                   0            1998

NSAT Nationwide                 11.949113           12.704964           6.33%               2,636            2000
Strategic Value Fund -          12.477330           11.949113          -4.23%                 989            1999
Q/NQ                            10.000000           12.477330          24.77%                   0            1998

NSAT Strong NSAT Mid            22.750997           19.022019         -16.39%              51,861            2000
Cap Growth Fund(5) - Q/NQ       12.463581           22.750997          82.54%               2,837            1999
                                10.000000           12.463581          24.64%                   0            1998

(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5)  Formerly, NSAT Nationwide Strategic Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
4.90%.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Total Return Fund          12.646339           12.230458          -3.29%             225,669            2000
- Q/NQ                          11.968910           12.646339           5.66%              49,012            1999
                                10.000000           11.968910          19.69%                   0            1998

NSAT Turner NSAT Growth         10.000000            6.325751         -36.74%                 732            2000
Focus Fund - Q/NQ

Neuberger Berman AMT            13.976229           13.965623          -0.08%              14,673            2000
Guardian Portfolio -            12.307946           13.976229          13.55%               1,093            1999
Q/NQ                            10.000000           12.307946          23.08%                   0            1998

Neuberger Berman AMT            20.834304           19.049729         -8.57%`              80,148            2000
Mid-Cap Growth                  13.702754           20.834304          52.04%               6,622            1999
Portfolio - Q/NQ                10.000000           13.702754          37.03%                   0            1998

Neuberger Berman AMT            12.539993           12.477284          -0.50%              12,880            2000
Partners Portfolio -            11.821068           12.539993           6.08%               2,529            1999
Q/NQ                            10.000000           11.821068          18.21%                   0            1998

Oppenheimer Variable            23.512658           20.620784         -12.30%             158,654            2000
Account Funds -                 12.961315           23.512658          81.41%              10,220            1999
Oppenheimer Aggressive          10.000000           12.961315          29.61%                   0            1998
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            17.848621           17.594890           1.42%             131,188            2000
Account Funds -                 12.752843           17.848621          39.96%              16,973            1999
Oppenheimer Capital             10.000000           12.752843          27.53%                   0            1998
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.521827          -4.78%              25,666            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            14.609212           13.168121          -9.86%             139,505            2000
Account Funds -                 12.149185           14.609212          20.25%              18,558            1999
Oppenheimer Main Street         10.000000           12.149185          21.49%                   0            1998
Growth & Income
Fund/VA(3) - Q/NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Strong Opportunity Fund         10.000000            9.776003          -2.24%              16,017            2000
II, Inc. - Q/NQ


The Universal                   14.572201           16.037786          10.06%               2,595            2000
Institutional Funds,            11.400149           14.572201          27.82%                 388            1999
Inc. - Emerging Markets         10.000000           11.400149          14.00%                   0            1998
Debt Portfolio(1) - Q/NQ

The Universal                   10.000000            8.620055         -13.80%               1,376            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   12.479280           12.974262           3.97%              13,887            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               23.947713           13.755231         -42.56%              16,180            2000
Insurance Trust -               12.101814           23.947713          97.89%               1,854            1999
Worldwide Emerging              10.000000           12.101814          21.02%                   0            1998
Markets Fund - Q/NQ

Van Eck Worldwide               12.649846           13.923943          10.07%               1,909            2000
Insurance Trust -               10.581149           12.649846          19.55%                 523            1999
Worldwide Hard Assets           10.000000           10.581149           5.81%                   0            1998
Fund - Q/NQ

Victory Variable                10.000000            9.827143          -2.32%                 917            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

Victory Variable                 9.896766           11.829701          19.53%                   0            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ

(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.25%)
                        (BOA Future/Valuebuilder Future)
           (VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                14.485724           12.787029         -11.73%              63,199            2000
Variable Portfolios,            12.429254           14.485724          16.55%               9,493            1999
Inc. - American Century         10.000000           12.429254          24.29%                   0            1998
VP Income & Growth -
Q/NQ

American Century                17.662250           14.507647         -17.86%              35,312            2000
Variable Portfolios,            10.902825           17.662250          62.00%               5,351            1999
Inc. - American Century         10.000000           10.902825           9.03%                   0            1998
VP International - Q/NQ

American Century                11.255628           13.132406          16.67%               6,350            2000
Variable Portfolios,            11.495807           11.255628          -2.09%               1,559            1999
Inc. - American Century         10.000000           11.495807          14.96%                   0            1998
VP Value - Q/NQ

Credit Suisse Warburg           20.565582           16.463131         -19.95%                 563            2000
Pincus Trust - Global           12.737475           20.565582          61.46%                 696            1999
Post-Venture Capital            10.000000           12.737475          27.37%                   0            1998
Portfolio(1) - Q/NQ

Credit Suisse Warburg           16.363554           11.975093         -26.82%                 962            2000
Pincus Trust -                  10.799816           16.363554          51.52%               1,235            1999
International Equity            10.000000           10.799816           8.00%                   0            1998
Portfolio - Q/NQ

Credit Suisse Warburg           12.261224           13.187744           7.56%                 853            2000
Pincus Trust - Value            11.686779           12.261224           4.92%                 360            1999
Portfolio(2) - Q/NQ             10.000000           11.686779          16.87%                   0            1998

Dreyfus Investment              12.888550           12.473885          -3.22%               6,955            2000
Portfolios - European           10.000000           12.888550          28.89%                  85            1999
Equity Portfolio - Q/NQ

The Dreyfus Socially            16.386683           14.397461         -12.14%              55,503            2000
Responsible Growth              12.756741           16.386683          28.46%              10,183            1999
Fund, Inc. - Q/NQ               10.000000           12.756741          27.57%                   0            1998

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Dreyfus Stock Index             14.726559           13.193664         -10.41%             310,201            2000
Fund, Inc. - Q/NQ               12.365124           14.726559          19.10%              63,733            1999
                                10.000000           12.365124          23.65%                   0            1998

Dreyfus Variable                13.433832           13.180436          -1.89%              17,841            2000
Investment Fund                 12.205549           13.433832          10.06%               5,595            1999
-Appreciation                   10.000000           12.205549          22.06%                   0            1998
Portfolio(1) - Q/NQ

Federated Insurance              9.787093           10.675429           9.08%              18,799            2000
Series - Federated              10.000000            9.787093          -2.13%                 448            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                    12.432231           13.297371           6.96%              55,949            2000
Equity-Income                   11.848469           12.432231           4.93%              17,124            1999
Portfolio: Service              10.000000           11.848469          18.48%                   0            1998
Class - Q/NQ

Fidelity VIP Growth             17.641868           15.494279         -12.17%             242,259            2000
Portfolio: Service              13.012933           17.641868          35.57%              38,115            1999
Class - Q/NQ                    10.000000           13.012933          30.13%                   0            1998

Fidelity VIP High               11.080460            8.468211         -23.58%              29,946            2000
Income Portfolio:               10.382374           11.080460           6.72%               3,154            1999
Service Class - Q/NQ            10.000000           10.382374           3.82%                   0            1998

Fidelity VIP Overseas           15.890221           12.687275         -20.16%              11,101            2000
Portfolio: Service              11.294949           15.890221          40.68%               1,581            1999
Class - Q/NQ                    10.000000           11.294949          12.95%                   0            1998

Fidelity VIP II                 15.447579           14.231074          -7.88%              73,604            2000
Contrafund(R)Portfolio:         12.600399           15.447579          22.60%              21,423            1999
Service Class - Q/NQ            10.000000           12.600399          26.00%                   0            1998

Fidelity VIP III Growth         12.777351           10.450878         -18.21%              18,255            2000
Opportunities                   12.419643           12.777351           2.88%               5,625            1999
Portfolio: Service              10.000000           12.419643          24.20%                   0            1998
Class - Q/NQ

Janus Aspen Series -            10.000000            8.141323         -18.59%             147,102            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Janus Aspen Series -            10.000000            6.506406         -34.94%             115,290            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.178071         -18.22%             144,127            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                    12.759401            9.257262         -27.45%              67,380            2000
Appreciation Fund - Q/NQ        12.390885           12.759401           2.97%              32,292            1999
                                10.000000           12.390885          23.91%                   0            1998

NSAT Dreyfus NSAT Mid           14.634711           16.650563          13.77%              16,374            2000
Cap Index Fund(1)-Q/NQ          12.255745           14.634711          19.41%                 721            1999
                                10.000000           12.255745          22.56%                   0            1998

NSAT Federated NSAT             13.954430           12.317063         -11.73%              10,559            2000
Equity Income Fund(2) -         11.925844           13.954430          17.01%                 711            1999
Q/NQ                            10.000000           11.925844          19.26%                   0            1998

NSAT Federated NSAT             10.757403            9.744373         -9.42%`               5,404            2000
High Income Bond Fund(3)        10.556787           10.757403           1.90%                 889            1999
- Q/NQ                          10.000000           10.556787           5.57%                   0            1998

NSAT Gartmore NSAT              10.000000            8.685889         -13.14%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            5.999315         -40.01%               2,683            2000
Global Technology and
Communications Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            9.221767          -7.78%                  84            2000
International Growth
Fund - Q/NQ

(1)  Formerly, NSAT Nationwide Mid Cap Index Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Government Bond             9.809384           10.902126          11.14%              43,339            2000
Fund - Q/NQ                     10.172348            9.809384          -3.57%               7,309            1999
                                10.000000           10.172348           1.72%                   0            1998

NSAT J.P. Morgan NSAT           10.728485           10.557899          -1.59%              14,305            2000
Balanced Fund(1) - Q/NQ         10.770735           10.728485          -0.39%               2,153            1999
                                10.000000           10.770735           7.71%                   0            1998

NSAT MAS NSAT Multi             10.503468           10.959378           4.34%              12,231            2000
Sector Bond Fund(2) - Q/NQ      10.473496           10.503468           0.29%                 950            1999
                                10.000000           10.473496           4.73%                   0            1998

NSAT Money Market Fund*         10.482530           10.976083           4.71%              56,300            2000
- Q/NQ                          10.124383           10.482530           3.54%              36,945            1999
                                10.000000           10.124383           1.24%                   0            1998

NSAT Nationwide Global          14.257588           12.345376         -13.41%               4,328            2000
50 Fund(3) - Q/NQ               11.745400           14.257588          21.39%                 768            1999
                                10.000000           11.745400          17.45%                   0            1998

NSAT Nationwide Small           20.331712           16.831886         -17.21%              12,896            2000
Cap Growth Fund(4) - Q/NQ       10.000000           20.331712         103.32%                 729            1999

NSAT Nationwide Small           15.886176           17.445777           9.82%               9,463            2000
Cap Value Fund - Q/NQ           12.584102           15.886176          26.24%                 746            1999
                                10.000000           12.584102          25.84%                   0            1998

NSAT Nationwide Small           17.087592           18.376589           7.54%              28,386            2000
Company Fund - Q/NQ             12.014774           17.087592          42.22%               3,688            1999
                                10.000000           12.014774          20.15%                   0            1998

NSAT Nationwide                 11.941061           12.690016           6.27%               1,369            2000
Strategic Value Fund -          12.475236           11.941061          -4.28%                 342            1999
Q/NQ                            10.000000           12.475236          24.75%                   0            1998

NSAT Strong NSAT Mid            22.735718           18.999657         -16.43%              22,586            2000
Cap Growth Fund(5) - Q/NQ       12.461498           22.735718          82.45%               3,067            1999
                                10.000000           12.461498          24.61%                   0            1998

(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5)  Formerly, NSAT Nationwide Strategic Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
4.85%.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Total Return Fund          12.637807           12.216049          -3.34%              82,642            2000
- Q/NQ                          11.966903           12.637807           5.61%              30,226            1999
                                10.000000           11.966903          19.67%                   0            1998

NSAT Turner NSAT Growth         10.000000            6.324975         -36.75%               1,633            2000
Focus Fund - Q/NQ


Neuberger Berman AMT            13.966839           13.949218          -0.13%               5,057            2000
Guardian Portfolio -            12.305897           13.966839          13.50%               2,029            1999
Q/NQ                            10.000000           12.305897          23.06%                   0            1998

Neuberger Berman AMT            20.820318           19.027345          -8.61%              28,148            2000
Mid-Cap Growth                  13.700471           20.820318          51.97%               2,400            1999
Portfolio - Q/NQ                10.000000           13.700471          37.00%                   0            1998

Neuberger Berman AMT            12.531553           12.462618          -0.55%               5,031            2000
Partners Portfolio -            11.819096           12.531553           6.03%               2,887            1999
Q/NQ                            10.000000           11.819096          18.19%                   0            1998

Oppenheimer Variable            23.496887           20.596567         -12.34%              65,179            2000
Account Funds -                 12.959156           23.496887          81.31%               5,067            1999
Oppenheimer Aggressive          10.000000           12.959156          29.59%                   0            1998
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            17.836627           17.574219          -1.47%              96,743            2000
Account Funds -                 12.750719           17.836627          39.89%               6,969            1999
Oppenheimer Capital             10.000000           12.750719          27.51%                   0            1998
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable          10.000000            9.518646             -4.81%              11,455           2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            14.599387           13.152642          -9.91%              70,923            2000
Account Funds -                 12.147153           14.599387          20.19%               7,153            1999
Oppenheimer Main Street         10.000000           12.147153          21.47%                   0            1998
Growth & Income
Fund/VA(3) - Q/NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Strong Opportunity Fund       10.000000            9.772739          -2.27%               4,842
II, Inc. - Q/NQ


The Universal                 14.562396           16.018934          10.00%               3,153            2000
Institutional Funds,          11.398245           14.562396          27.76%                  58            1999
Inc. - Emerging Markets       10.000000           11.398245          13.98%                   0            1998
Debt Portfolio(1) - Q/NQ

The Universal                 10.000000            8.617166         -13.83%                 397            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                 12.466313           12.959009           3.95%               3,736            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide             23.931619           13.739047         -42.59%               6,313            2000
Insurance Trust -             12.099788           23.931619          97.79%               1,590            1999
Worldwide Emerging            10.000000           12.099788          21.00%                   0            1998
Markets Fund - Q/NQ

Van Eck Worldwide             12.641312           13.907561          10.02%                 271            2000
Insurance Trust -             10.579367           12.641312          19.49%                  92            1999
Worldwide Hard Assets         10.000000           10.579367           5.79%                   0            1998
Fund - Q/NQ

Victory Variable              10.057633            9.819759          -2.37%                 303            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

Victory Variable               9.894290           11.820812          19.47%                 134            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ

(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.30%)
                        (BOA Future/Valuebuilder Future)
           (VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                14.475981           12.771997         -11.77%               3,833            2000
Variable Portfolios,            12.427175           14.475981          16.49%                 168            1999
Inc. - American Century         10.000000           12.427175          24.27%                   0            1998
VP Income & Growth -
Q/NQ

American Century                17.650383           14.490593         -17.90%              10,171            2000
Variable Portfolios,            10.901004           17.650383          61.92%               1,834            1999
Inc. - American Century         10.000000           10.901004           9.01%                   0            1998
VP International - Q/NQ

American Century                11.248045           13.116946          16.62%                 878            2000
Variable Portfolios,            11.493876           11.248045          -2.14%                  76            1999
Inc. - American Century         10.000000           11.493876          14.94%                   0            1998
VP Value - Q/NQ

Credit Suisse Warburg           20.551766           16.443767         -19.99%                   0            2000
Pincus Trust - Global           12.735345           20.551766          61.38%                   0            1999
Post-Venture Capital            10.000000           12.735345          27.35%                   0            1998
Portfolio(1) - Q/NQ

Credit Suisse Warburg           16.352558           11.961010         -26.86%                  50            2000
Pincus Trust -                  10.798003           16.352558          51.44%                  50            1999
International Equity            10.000000           10.798003           7.98%                   0            1998
Portfolio - Q/NQ

Credit Suisse Warburg           12.252980           13.175141           7.50%                  92            2000
Pincus Trust - Value            11.684826           12.252980           4.86%                  10            1999
Portfolio(2) - Q/NQ             10.000000           11.684826          16.85%                   0            1998

Dreyfus Investment              12.886864           12.465971          -3.27%                 110            2000
Portfolios - European           10.000000           12.886864          28.87%                 226            1999
Equity Portfolio - Q/NQ

The Dreyfus Socially            16.375662           14.380518         -12.18%               5,530            2000
Responsible Growth              12.754610           16.375662          28.39%               1,109            1999
Fund, Inc. - Q/NQ               10.000000           12.754610          27.55%                   0            1998

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Dreyfus Stock Index             14.716647           13.178151         -10.45%              31,664            2000
Fund, Inc. - Q/NQ               12.363055           14.716647          19.04%               8,725            1999
                                10.000000           12.363055          23.63%                   0            1998

Dreyfus Variable                13.424790           13.164923          -1.94%               2,574            2000
Investment Fund                 12.203505           13.424790          10.01%               1,610            1999
-Appreciation                   10.000000           12.203505          22.04%                   0            1998
Portfolio(1) - Q/NQ

Federated Insurance              9.783812           10.666472           9.02%               3,340            2000
Series - Federated              10.000000            9.783812          -2.16%                 153            1999
Quality  Bond Fund II -
Q/NQ

Fidelity VIP                    12.423854           13.281731           6.91%               6,473            2000
Equity-Income                   11.846486           12.423854           4.87%               1,407            1999
Portfolio: Service              10.000000           11.846486          18.46%                   0            1998
Class - Q/NQ

Fidelity VIP Growth             17.630000           15.476056         -12.22%              27,355            2000
Portfolio: Service              13.010755           17.630000          35.50%               6,940            1999
Class - Q/NQ                    10.000000           13.010755          30.11%                   0            1998

Fidelity VIP High               11.072984            8.458245         -23.61%               2,753            2000
Income Portfolio:               10.380632           11.072984           6.67%                 654            1999
Service Class - Q/NQ            10.000000           10.380632           3.81%                   0            1998

Fidelity VIP Overseas           15.879549           12.672362         -20.20%               1,193            2000
Portfolio: Service              11.293057           15.879549          40.61%                 275            1999
Class - Q/NQ                    10.000000           11.293057          12.93%                   0            1998

Fidelity VIP II                 15.437189           14.214337          -7.92%               7,020            2000
Contrafund(R)Portfolio:         12.598299           15.437189          22.53%               2,939            1999
Service Class - Q/NQ            10.000000           12.598299          25.98%                   0            1998

Fidelity VIP III Growth         12.768758           10.438575         -18.25%               3,094            2000
Opportunities                   12.417568           12.768758           2.83%                 690            1999
Portfolio: Service              10.000000           12.417568          24.18%                   0            1998
Class - Q/NQ

Janus Aspen Series -            10.000000            8.137529         -18.62%              15,435            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Janus Aspen Series -            10.000000            6.503356         -34.97%               7,886            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.174255         -18.26%               8,355            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                    12.750810            9.246358         -27.48%              18,473            2000
Appreciation Fund - Q/NQ        12.388810           12.750810           2.92%               2,624            1999
                                10.000000           12.388810          23.89%                   0            1998

NSAT Dreyfus NSAT Mid           14.624858           16.630966          13.72%               3,031            2000
Cap Index Fund(1)-Q/NQ          12.253691           14.624858          19.35%                 172            1999
                                10.000000           12.253691          22.54%                   0            1998

NSAT Federated NSAT             13.945030           12.302565         -11.78%                 214            2000
Equity Income Fund(2) -         11.923848           13.945030          16.95%                   0            1999
Q/NQ                            10.000000           11.923848          19.24%                   0            1998

NSAT Federated NSAT             14.247974            9.732895          -9.46%                 333            2000
High Income Bond Fund(3)        11.7433428          14.247974           1.85%                 179            1999
- Q/NQ                          10.000000           11.743428           5.55%                   0            1998

NSAT Gartmore NSAT              10.000000            9.684823         -13.15%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            5.998573          -40.01                 123            2000
Global Technology and
Communications Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            9.220640          -7.79%                   0            2000
International Growth
Fund - Q/NQ

(1)  Formerly, NSAT Nationwide Mid Cap Index Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Government Bond             9.802780           10.889287          11.08%              15,517            2000
Fund - Q/NQ                     10.170644            9.802780          -3.62%               4,105            1999
                                10.000000           10.170644           1.71%                   0            1998

NSAT J.P. Morgan NSAT           10.721257           10.545461          -1.64%                 252            2000
Balanced Fund(1)- Q/NQ          10.768931           10.721257          -0.44%                  16            1999
                                10.000000           10.768931           7.69%                   0            1998

NSAT MAS NSAT Multi             10.496386           10.946464           4.29%                 154            2000
Sector Bond Fund(2) - Q/NQ      10.471735           10.496386           0.24%                   8            1999
                                10.000000           10.471735           4.72%                   0            1998

NSAT Money Market Fund*         10.475448           10.963142           4.66%              13,070            2000
- Q/NQ                          10.122671           10.475448           3.49%                  35            1999
                                10.000000           10.122671           1.23%                   0            1998

NSAT Nationwide Global          14.247974           12.330829         -13.46%                 511            2000
50 Fund(3) - Q/NQ               10.743428           14.247974          21.33%                  36            1999
                                10.000000           10.743428          17.43%                   0            1998

NSAT Nationwide Small           20.324927           16.817775         -17.26%                 887            2000
Cap Growth Fund(4) - Q/NQ       10.000000           20.324927         103.25%                 105            1999

NSAT Nationwide Small           15.875478           17.425261           9.76%               2,053            2000
Cap Value Fund - Q/NQ           12.581999           15.875478          26.18%                  59            1999
                                10.000000           12.581999          25.82%                   0            1998

NSAT Nationwide Small           17.076087           18.354971           7.49%               4,789            2000
Company Fund - Q/NQ             12.012761           17.076087          42.15%                 773            1999
                                10.000000           12.012761          20.13%                   0            1998

NSAT Nationwide                 11.933031           12.675084           6.22%                 144            2000
Strategic Value Fund -          12.473162           11.933031          -4.33%                  15            1999
Q/NQ                            10.000000           12.473162          24.73%                   0            1998

NSAT Strong NSAT Mid            22.720430           18.977298         -16.47%               4,355            2000
Cap Growth Fund5 - Q/NQ         12.459415           22.720430          82.36%               1,329            1999
                                10.000000           12.459415          24.59%                   0            1998

(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5)  Formerly, NSAT Nationwide Strategic Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
4.80%.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Total Return Fund          12.629301           12.201684          -3.39%              19,726            2000
- Q/NQ                          11.964909           12.629301           5.55%               4,083            1999
                                10.000000           11.964909          19.65%                   0            1998

NSAT Turner NSAT Growth         10.000000            6.324196         -36.76%                   0            2000
Focus Fund - Q/NQ

Neuberger Berman AMT            13.957433           13.932809          -0.18%                  85            2000
Guardian Portfolio -            12.303831           13.957433          13.44%                  94            1999
Q/NQ                            10.000000           12.303831          23.04%                   0            1998

Neuberger Berman AMT            20.806301           19.004946          -8.66%               6,999            2000
Mid-Cap Growth                  13.698179           20.806301          51.89%                 206            1999
Portfolio - Q/NQ                10.000000           13.698179          36.98%                   0            1998

Neuberger Berman AMT            12.523110           12.447943          -0.60%               1,241            2000
Partners Portfolio -            11.817120           12.523110           5.97%                 528            1999
Q/NQ                            10.000000           11.817120          18.17%                   0            1998

Oppenheimer Variable            23.481073           20.572328         -12.39%               7,789            2000
Account Funds -                 12.956986           23.481073          81.22%               1,811            1999
Oppenheimer Aggressive          10.000000           12.956986          29.57%                   0            1998
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            17.824624           17.553551          -1.52%               9,855            2000
Account Funds -                 12.748581           17.824624          39.82%               1,857            1999
Oppenheimer Capital             10.000000           12.748581          27.49%                   0            1998
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.515462          -4.85%               6,409            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            14.589572           13.137180          -9.96%              21,732            2000
Account Funds -                 12.145122           14.589572          20.13%               2,585            1999
Oppenheimer Main Street         10.000000           12.145122          21.45%                   0            1998
Growth & Income
Fund/VA(3) - Q/NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Strong Opportunity Fund         10.000000            9.769466          -2.31%                 345            2000
II, Inc. - Q/NQ


The Universal                   14.552579           16.000072           9.95%                   0            2000
Institutional Funds,            11.396332           14.552579          27.70%                   0            1999
Inc. - Emerging Markets         10.000000           11.393332          13.96%                   0            1998
Debt Portfolio(1) - Q/NQ

The Universal                   10.000000            8.614274         -13.86%                 249            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   12.453337           12.943746           3.94%               1,015            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               23.915562           13.722894         -42.62%                 680            2000
Insurance Trust -               12.097773           23.915562          97.69%                 672            1999
Worldwide Emerging              10.000000           12.097773          20.98%                   0            1998
Markets Fund - Q/NQ

Van Eck Worldwide               12.632809           13.891206           9.96%               1,764            2000
Insurance Trust -               10.577601           12.632809          19.43%                 542            1999
Worldwide Hard Assets           10.000000           10.577601           5.78%                   0            1998
Fund - Q/NQ

Victory Variable                10.055109            9.812366          -2.41%                   0            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

Victory Variable                 9.891807           11.811917          19.41%                   0            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ

(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.35%)
                        (BOA Future/Valuebuilder Future)
           (VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                14.562313           12.841696         -11.82%               3,122            2000
Variable Portfolios,            12.507622           14.562313          16.43%               1,354            1999
Inc. - American Century         10.000000           12.507622          25.08%                   0            1998
VP Income & Growth -
Q/NQ

American Century                19.508116           16.007673         -17.94%               3,482            2000
Variable Portfolios,            12.054452           19.508116          61.81%                  15            1999
Inc. - American Century         10.000000           12.054452          20.54%                   0            1998
VP International - Q/NQ

American Century                11.026014           12.851555          16.56%               2,805            2000
Variable Portfolios,            11.272705           11.026014          -2.19%                  19            1999
Inc. - American Century         10.000000           11.272705          12.73%                   0            1998
VP Value - Q/NQ

Credit Suisse Warburg           20.695562           16.550469         -20.03%                   0            2000
Pincus Trust - Global           12.830950           20.695562          61.29%                   0            1999
Post-Venture Capital            10.000000           12.830950          28.31%                   0            1998
Portfolio(1) - Q/NQ

Credit Suisse Warburg           17.474463           12.775184         -26.89%                   0            2000
Pincus Trust -                  11.544672           17.474463          51.36%                   0            1999
International Equity            10.000000           11.544672          15.45%                   0            1998
Portfolio(2) - Q/NQ

Credit Suisse Warburg           12.460330           13.388420           7.45%                 134            2000
Pincus Trust - Value            11.888597           12.460330           4.81%                   0            1999
Portfolio(3) - Q/NQ             10.000000           11.888597          18.89%                   0            1998

Dreyfus Investment              12.885161           12.458039          -3.31%                 520            2000
Portfolios - European           10.000000           12.885161          28.85%                   0            1999
Equity Portfolio - Q/NQ

The Dreyfus Socially            16.395915           14.391057         -12.23%               2,430            2000
Responsible Growth              12.776857           16.395915          28.33%                 254            1999
Fund, Inc. - Q/NQ               10.000000           12.776857          27.77%                   0            1998

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Dreyfus Stock Index             14.820270           13.264252         -10.50%              18,320            2000
Fund, Inc. - Q/NQ               12.456413           14.820270          18.98%               2,222            1999
                                10.000000           12.456413          24.56%                   0            1998

Dreyfus Variable                13.614453           13.344202          -1.99%                 716            2000
Investment Fund                 12.382184           13.614453           9.95%                   0            1999
-Appreciation                   10.000000           12.382184          23.82%                   0            1998
Portfolio(1) - Q/NQ

Federated Insurance              9.780523           10.657518           8.97%               2,458            2000
Series - Federated              10.000000            9.780523          -2.19%                  26            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                    12.371310           13.218906           6.85%               2,547            2000
Equity-Income                   11.802357           12.371310           4.82%                 339            1999
Portfolio: Service              10.000000           11.802357          18.02%                   0            1998
Class - Q/NQ

Fidelity VIP Growth             17.479679           15.336364         -12.26%              14,284            2000
Portfolio: Service              12.906358           17.479679          35.43%               1,835            1999
Class - Q/NQ                    10.000000           12.906358          29.06%                   0            1998

Fidelity VIP High               11.220168            8.566348         -23.65%               1,693            2000
Income Portfolio:               10.523939           11.220168           6.62%                  43            1999
Service Class - Q/NQ            10.000000           10.523939           5.24%                   0            1998

Fidelity VIP Overseas           17.117558           13.653448         -20.24%               1,338            2000
Portfolio: Service              12.179658           17.117558          40.54%                 188            1999
Class - Q/NQ                    10.000000           12.179658          21.80%                   0            1998

Fidelity VIP II                 15.663065           14.415058          -7.97%               5,494            2000
Contrafund(R)Portfolio:         12.789109           15.663065          22.47%                  75            1999
Service Class - Q/NQ            10.000000           12.789109          27.89%                   0            1998

Fidelity VIP III Growth         12.643267           10.330777         -18.29%                 918            2000
Opportunities                   12.301762           12.643267           2.78%                 104            1999
Portfolio: Service              10.000000           12.301762          23.02%                   0            1998
Class - Q/NQ

Janus Aspen Series -            10.000000            8.133724         -18.66%              20,027            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Janus Aspen Series -            10.000000            6.500322         -35.00%              18,888            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.170438         -18.30%              15,222            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                    12.788549            9.269045         -27.52%               1,478            2000
Appreciation Fund - Q/NQ        12.431774           12.788549           2.87%               1,457            1999
                                10.000000           12.431774          24.32%                   0            1998

NSAT Dreyfus NSAT Mid           14.608445           16.603938          13.66%                 931            2000
Cap Index Fund(1)-Q/NQ          12.246138           14.608445          19.29%                   0            1999
                                10.000000           12.246138          22.46%                   0            1998

NSAT Federated NSAT             13.838584           12.202501         -11.82%                 139            2000
Equity Income Fund(2) -         11.838823           13.838584          16.89%                   0            1999
Q/NQ                            10.000000           11.838823          18.39%                   0            1998

NSAT Federated NSAT             10.519004            9.518824          -9.51%                 283            2000
High Income Bond Fund(3)        10.333294           10.519004           1.80%                   0            1999
- Q/NQ                          10.000000           10.333294           3.33%                   0            1998

NSAT Gartmore NSAT              10.000000            8.683765         -13.16%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            5.997839         -40.02%                  44            2000
Global Technology and
Communications Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            9.219512          -7.80%                   0            2000
International Growth
Fund - Q/NQ

(1)  Formerly, NSAT Nationwide Mid Cap Index Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Government Bond             9.485894           10.531983          11.03%               7,797            2000
Fund - Q/NQ                      9.846859            9.485894          -3.67%                 234            1999
                                10.000000            9.846859          -1.535                   0            1998

NSAT J.P. Morgan NSAT           10.618109           10.438746          -1.69%               1,879            2000
Balanced Fund(1) - Q/NQ         10.670741           10.618109          -0.49%                 201            1999
                                10.000000           10.670741           6.71%                   0            1998

NSAT MAS Multi Sector           10.258279           10.692772           4.24%               1,098            2000
Bond Fund(2) - Q/NQ             10.239367           10.258279           0.18%                  25            1999
                                10.000000           10.239367           2.39%                   0            1998

NSAT Money Market Fund*         10.435669           10.916008           4.60%               5,456            2000
- Q/NQ                          10.089342           10.435669           3.43%                 193            1999
                                10.000000           10.089342           0.89%                   0            1998

NSAT Nationwide Global          14.799960           12.802092         -13.50%                 103            2000
50 Fund(3) - Q/NQ               12.204564           14.799960          21.27%                 102            1999
                                10.000000           12.204564          22.05%                   0            1998

NSAT Nationwide Small           20.318124           16.803658         -17.30%               1,212            2000
Cap Growth Fund(4) - Q/NQ       10.000000           20.318124         103.18%                   0            1999


NSAT Nationwide Small           16.339365           17.925387           9.71%               1,261            2000
Cap Value Fund - Q/NQ           12.956203           16.339365          26.11%                  86            1999
                                10.000000           12.956203          29.56%                   0            1998

NSAT Nationwide Small           17.213333           18.493168           7.44%               4,379            2000
Company Fund - Q/NQ             12.115436           17.213333          42.08%                   0            1999
                                10.000000           12.115436          21.15%                   0            1998

NSAT Nationwide                 12.450334           13.217900           6.17%                   7            2000
Strategic Value Fund -          13.020484           12.450334          -4.38%                   0            1999
Q/NQ                            10.000000           13.020484          30.20%                   0            1998

NSAT Strong NSAT Mid            23.075929           19.264494         -16.52%               2,345            2000
Cap Growth Fund(5) - Q/NQ       12.660760           23.075929          82.26%                   0            1999
                                10.000000           12.660760          26.61%                   0            1998

(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5)  Formerly, NSAT Nationwide Strategic Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
4.75%.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Total Return Fund          12.644908           12.210612          -3.43%               6,477            2000
- Q/NQ                          11.985762           12.644908           5.50%                 307            1999
                                10.000000           11.985762          19.86%                   0            1998

NSAT Turner NSAT Growth         10.000000            6.323419         -36.77%                   0            2000
Focus Fund - Q/NQ

Neuberger Berman AMT            14.602403           14.569299          -0.23%                 336            2000
Guardian Portfolio -            12.878920           14.602403          13.38%                  18            1999
Q/NQ                            10.000000           12.878920          28.79%                   0            1998

Neuberger Berman AMT            21.358908           19.499868          -8.70%               3,141            2000
Mid-Cap Growth                  14.069118           21.358908          51.81%                 103            1999
Portfolio - Q/NQ                10.000000           14.069118          40.69%                   0            1998

Neuberger Berman AMT            12.552194           12.470576          -0.65%                 126            2000
Partners Portfolio -            11.850559           12.552194           5.92%                   0            1999
Q/NQ                            10.000000           11.850559          18.51%                   0            1998

Oppenheimer Variable            23.879534           20.910873         -12.43%               6,975            2000
Account Funds -                 13.183516           23.879534          81.13%                  70            1999
Oppenheimer Aggressive          10.000000           13.183516          31.84%                   0            1998
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            18.497677           18.207193          -1.57%               4,008            2000
Account Funds -                 13.236669           18.497677          39.75%                 223            1999
Oppenheimer Capital             10.000000           13.236669          32.37%                   0            1998
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.512275          -4.88%               3,096            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.




UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR

                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Oppenheimer Variable            14.807604           13.326790         -10.00%               8,227            2000
Account Funds -                 12.332876           14.807604          20.07%                 378            1999
Oppenheimer Main Street         10.000000           12.332876          23.33%                   0            1998
Growth & Income
Fund/VA(3) - Q/NQ

Strong Opportunity Fund         10.0000000           9.766196          -2.34%                 712
II, Inc. - Q/NQ


The Universal                   14.534892           15.972670           9.89%                  57            2000
Institutional Funds,            11.388309           14.534892          27.63%                   0            1999
Inc. - Emerging Markets         10.000000           11.388309          13.88%                   0            1998
Debt Portfolio(2) - Q/NQ

The Universal                   10.000000            8.611387         -13.89%                 305            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   12.057366           12.530461           3.92%                 289            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               24.947866           14.308006         -42.65%                 629            2000
Insurance Trust -               12.626347           24.947866          97.59%                  11            1999
Worldwide Emerging              10.000000           12.626347          26.26%                   0            1998
Markets Fund - Q/NQ

Van Eck Worldwide               11.832203           13.004291           9.91%                 272            2000
Insurance Trust -                9.912267           11.832203          19.37%                   0            1999
Worldwide Hard Assets           10.000000            9.912267          -0.88%                   0            1998
Fund - Q/NQ

Victory Variable                10.052587            9.804985          -2.46%                   0            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

Victory Variable                 9.889327           11.803037          19.35%                   0            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(2) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.40%)
                        (BOA Future/Valuebuilder Future)
           (VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                14.553111           12.827110         -11.86%           1,035,699            2000
Variable Portfolios,            12.506047           14.553111          16.37%              15,535            1999
Inc. - American Century         10.000000           12.506407          25.06%                   0            1998
VP Income & Growth -
Q/NQ

American Century                19.495801           15.989500         -17.98%           1,297,705            2000
Variable Portfolios,            12.052929           19.495801          61.75%               7,664            1999
Inc. - American Century         10.000000           12.052929          20.53%                   0            1998
VP International - Q/NQ

American Century                11.019041           12.836968          16.50%             565,858            2000
Variable Portfolios,            11.271284           11.019041          -2.24%               7,925            1999
Inc. - American Century         10.000000           11.271284          12.71%                   0            1998
VP Value - Q/NQ

Credit Suisse Warburg           20.682481           16.531655         -20.07%               1,553            2000
Pincus Trust - Global           12.829333           20.682481          61.21%               1,159            1999
Post-Venture Capital            10.000000           12.829333          28.29%                   0            1998
Portfolio(1) - Q/NQ

Credit Suisse Warburg           17.463426           12.760667         -26.93%                 722            2000
Pincus Trust -                  11.543216           17.463426          51.29%                 653            1999
International Equity            10.000000           11.543216          15.43%                   0            1998
Portfolio(2) - Q/NQ

Credit Suisse Warburg           12.452445           13.373210           7.39%              44,542            2000
Pincus Trust - Value            11.887094           12.452445           4.76%               4,826            1999
Portfolio(3) - Q/NQ             10.000000           11.887094          18.87%                   0            1998

Dreyfus Investment              12.883469           12.450126          -3.36%             176,041            2000
Portfolios - European           10.000000           12.883469          28.83%                   0            1999
Equity Portfolio - Q/NQ

The Dreyfus Socially            16.385550           14.374715         -12.27%           1,415,838            2000
Responsible Growth              12.775247           16.385550          28.26%               7,051            1999
Fund, Inc. - Q/NQ               10.000000           12.775247          27.75%                   0            1998

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Dreyfus Stock Index             14.810885           13.249172         -10.54%           4,894,139            2000
Fund, Inc. - Q/NQ               12.454838           14.810885          18.92%              72,533            1999
                                10.000000           12.454838          24.55%                   0            1998

Dreyfus Variable                13.605834           13.329025          -2.03%             505,702            2000
Investment Fund                 12.380620           13.605834           9.90%              22,748            1999
-Appreciation                   10.000000           12.380620          23.81%                   0            1998
Portfolio(1) - Q/NQ

Federated Insurance              9.777237           10.648571           8.91%             763,200            2000
Series - Federated              10.000000            9.777237          -2.23%                 182            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                    12.363474           13.203880           6.80%           2,792,254            2000
Equity-Income                   11.800868           12.363474           4.77%              19,485            1999
Portfolio: Service              10.000000           11.800868          18.01%                   0            1998
Class - Q/NQ

Fidelity VIP Growth             17.468631           15.318941         -12.31%           5,843,533            2000
Portfolio: Service              12.904732           17.468631          35.37%              45,619            1999
Class - Q/NQ                    10.000000           12.904732          29.05%                   0            1998

Fidelity VIP High               11.213084            8.556624         -23.69%           1,062,094            2000
Income Portfolio:               10.522617           11.213084           6.56%               7,259            1999
Service Class - Q/NQ            10.000000           10.522617           5.23%                   0            1998

Fidelity VIP Overseas           17.106743           13.637938         -20.28%             555,818            2000
Portfolio: Service              12.178128           17.106743          40.47%               2,556            1999
Class - Q/NQ                    10.000000           12.178128          21.78%                   0            1998

Fidelity VIP II                 15.653161           14.398694          -8.01%           2,649,153            2000
Contrafund(R)Portfolio:         12.787496           15.653161          22.41%              18,957            1999
Service Class - Q/NQ            10.000000           12.787496          27.87%                   0            1998

Fidelity VIP III Growth         12.635267           10.319040         -18.33%             568,663            2000
Opportunities                   12.300214           12.635267           2.72%              10,667            1999
Portfolio: Service              10.000000           12.300214          23.00%                   0            1998
Class - Q/NQ

Janus Aspen Series -            10.000000            8.129929         -18.70%           5,376,398            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Janus Aspen Series -            10.000000            6.497274         -35.03%           6,332,246            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.166613         -18.33%           3,586,651            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                    12.780450            9.258498         -27.56%             560,401            2000
Appreciation Fund - Q/NQ        12.430206           12.780450           2.82%              46,385            1999
                                10.000000           12.430206          24.30%                   0            1998

NSAT Dreyfus NSAT Mid           14.599208           16.585077          13.60%             606,256            2000
Cap Index Fund(1)-Q/NQ          12.244601           14.599208          19.23%                 871            1999
                                10.00000            12.244601          22.45%                   0            1998

NSAT Federated NSAT             13.829829           12.188636         -11.87%             345,867            2000
Equity Income Fund(2) -         11.837331           13.829829          16.83%               2,220            1999
Q/NQ                            10.000000           11.837331          18.37%                   0            1998

NSAT Federated NSAT             10.512337            9.507993          -9.55%             297,326            2000
High Income Bond Fund(3)        10.331990           10.512337           1.75%               2,864            1999
- Q/NQ                          10.000000           10.331990           3.32%                   0            1998

NSAT Gartmore NSAT              10.000000            8.682706         -13.17%               3,923            2000
Emerging Markets
Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            5.997100         -40.03%             152,388            2000
Global Technology and
Communications Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            9.218392          -7.82%               2,317            2000
International Growth
Fund - Q/NQ

(1)  Formerly, NSAT Nationwide Mid Cap Index Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Government Bond             9.479885           10.519995          10.97%           1,581,604            2000
Fund - Q/NQ                      9.845615            9.479885          -3.71%               8,033            1999
                                10.000000            9.845615          -1.54%                   0            1998

NSAT J.P. Morgan NSAT           10.611396           10.426893          -1.74%             475,700            2000
Balanced Fund(4) - Q/NQ         10.669391           10.611396          -0.54%               2,546            1999
                                10.000000           10.669391           6.69%                   0            1998

NSAT MAS NAST Multi             10.251777           10.680606           4.18%             637,744            2000
Sector Bond Fund(1) - Q/NQ      10.238069           10.251777           0.13%               1,003            1999
                                10.000000           10.238069           2.38%                   0            1998

NSAT Money Market Fund*         10.429048           10.903584           4.55%           6,330,817            2000
- Q/NQ                          10.088053           10.429048           3.38%               5,490            1999
                                10.000000           10.088053           0.88%                   0            1998

NSAT Nationwide Global          14.790595           12.787543         -13.54%             139,030            2000
50 Fund(2) - Q/NQ               12.203027           14.790595          21.20%               1,502            1999
                                10.000000           12.203027          22.03%                   0            1998

NSAT Nationwide Small           20.311328           16.789563         -17.34%             578,147            2000
Cap Growth Fund(3) - Q/NQ       10.000000           20.311328         103.11%                   0            1999


NSAT Nationwide Small           16.329040           17.905028           9.65%             532,664            2000
Cap Value Fund - Q/NQ           12.954576           16.329040          26.05%               2,879            1999
                                10.000000           12.954576          29.55%                   0            1998

NSAT Nationwide Small           17.202461           18.472168           7.38%             950,852            2000
Company Fund - Q/NQ             12.113907           17.202461          42.01%               1,566            1999
                                10.000000           12.113907          21.14%                   0            1998

NSAT Nationwide                 12.442449           13.202878           6.11%              35,186            2000
Strategic Value Fund -          13.018839           12.442449          -4.43%               3,398            1999
Q/NQ                            10.000000           13.018839          30.19%                   0            1998

NSAT Strong NSAT Mid            23.061361           19.242613         -16.56%             684,000            2000
Cap Growth Fund(4) - Q/NQ       12.659167           23.061361          82.17%               3,393            1999
                                10.000000           12.659167          26.59%                   0            1998

(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5)  Formerly, NSAT Nationwide Strategic Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
4.70%.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Total Return Fund          12.636905           12.196740          -3.48%           1,890,338            2000
- Q/NQ                          11.984248           12.636905           5.45%              70,837            1999
                                10.000000           11.984248          19.84%                   0            1998

NSAT Turner NSAT Growth         10.000000            6.322639         -36.77%              65,419            2000
Focus Fund - Q/NQ

Neuberger Berman AMT            14.593171           14.552749          -0.28%             339,264            2000
Guardian Portfolio -            12.877297           14.593171          13.32%               1,157            1999
Q/NQ                            10.000000           12.877297          28.77%                   0            1998

Neuberger Berman AMT            21.345408           19.477696          -8.75%           1,391,756            2000
Mid-Cap Growth                  14.067351           21.345408          51.74%               5,530            1999
Portfolio - Q/NQ                10.000000           14.067351          40.67%                   0            1998

Neuberger Berman AMT            12.544255           12.456413          -0.70%             210,577            2000
Partners Portfolio -            11.849067           12.544255           5.87%               4,774            1999
Q/NQ                            10.000000           11.849067          18.49%                   0            1998

Oppenheimer Variable            23.864429           20.887100         -12.48%           1,678,912            2000
Account Funds -                 13.181851           23.864429          81.04%               4,548            1999
Oppenheimer Aggressive          10.000000           13.181851          31.82%                   0            1998
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            18.485985           18.186519          -1.62%           1,696,632            2000
Account Funds -                 13.235004           18.485985          39.67%              17,692            1999
Oppenheimer Capital             10.000000           13.235004          32.35%                   0            1998
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.509088          -4.91%             493,760            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Oppenheimer Variable            14.798240           13.311650         -10.05%           2,344,612            2000
Account Funds -                 12.331317           14.798240          20.01%              22,130            1999
Oppenheimer Main Street         10.000000           12.331317          23.31%                   0            1998
Growth & Income
Fund/VA(1) - Q/NQ

Strong Opportunity Fund         10.000000            9.762926          -2.37%             382,648            2000
II, Inc. - Q/NQ

The Universal                   14.525802           15.954543           9.84%             163,770            2000
Institutional Funds,            11.386873           14.525802          27.57%                   0            1999
Inc. - Emerging Markets         10.000000           11.386873          13.87%                   0            1998
Debt Portfolio(2) - Q/NQ

The Universal                   10.000000            8.608498         -13.92%              65,694            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   12.045311           12.516221           3.91%             427,420            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               24.932117           14.291739         -42.68%             188,853            2000
Insurance Trust -               12.624752           24.932117          97.49%               1,758            1999
Worldwide Emerging              10.000000           12.624752          26.25%                   0            1998
Markets Fund - Q/NQ

Van Eck Worldwide               11.824722           12.989532           9.85%              49,620            2000
Insurance Trust -                9.911011           11.824722          19.31%               2,718            1999
Worldwide Hard Assets           10.000000            9.911011          -0.89%                   0            1998
Fund - Q/NQ

Victory Variable                10.050072            9.797620          -2.51%              43,826            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

Victory Variable                 9.886841           11.794133          19.29%               6,831            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(2) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.45%)
                        (BOA Future/Valuebuilder Future)
           (VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                14.543892           12.812521         -11.90%             837,466            2000
Variable Portfolios,            12.504468           14.543892          16.31%               3,338            1999
Inc. - American Century         10.000000           12.504468          25.04%                   0            1998
VP Income & Growth -
Q/NQ

American Century                19.483474           15.971330         -18.03%             876,057            2000
Variable Portfolios,            12.051405           19.483474          61.67%               3,787            1999
Inc. - American Century         10.000000           12.051405          20.51%                   0            1998
VP International - Q/NQ

American Century                11.012072           12.822378          16.44%             553,245            2000
Variable Portfolios,            11.269864           11.012072          -2.29%                   0            1999
Inc. - American Century         10.000000           11.269864          12.70%                   0            1998
VP Value - Q/NQ

Credit Suisse Warburg           20.669425           16.512879         -20.11%                   0            2000
Pincus Trust - Global           12.827718           20.669425          61.13%                   0            1999
Post-Venture Capital            10.000000           12.827718          28.28%                   0            1998
Portfolio(1) - Q/NQ

Credit Suisse Warburg           17.452381           12.746142         -26.97%                 536            2000
Pincus Trust -                  11.541756           17.452381          51.21%                 160            1999
International Equity            10.000000           11.541756          15.42%                   0            1998
Portfolio(2) - Q/NQ

Credit Suisse Warburg           12.444575           13.358023           7.34%              22,463            2000
Pincus Trust - Value            11.885603           12.444575           4.70%                   0            1999
Portfolio(3) - Q/NQ             10.000000           11.885603          18.86%                   0            1998

Dreyfus Investment              12.881775           12.442209          -3.41%             164,361            2000
Portfolios - European           10.000000           12.881775          28.82%                   0            1999
Equity Portfolio - Q/NQ

The Dreyfus Socially            16.375184           14.358357         -12.32%           1,022,556            2000
Responsible Growth              12.773638           16.375184          28.20%               8,841            1999
Fund, Inc. - Q/NQ               10.000000           12.773638          27.74%                   0            1998

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Dreyfus Stock Index             14.801530           13.234124         -10.59%           3,972,958            2000
Fund, Inc. - Q/NQ               12.453273           14.801530          18.86%              58,315            1999
                                10.000000           12.453273          24.53%                   0            1998

Dreyfus Variable                13.597232           13.313894          -2.08%             261,522            2000
Investment Fund                 12.379057           13.597232           9.84%               6,255            1999
-Appreciation                   10.000000           12.379057          23.79%                   0            1998
Portfolio(1) - Q/NQ

Federated Insurance              9.773948           10.639621           8.86%             513,656            2000
Series - Federated              10.000000            9.773948          -2.26%                  52            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                    12.355641           13.188860           6.74%           1,835,201            2000
Equity-Income                   11.799375           12.355641           4.71%              27,028            1999
Portfolio: Service              10.000000           11.799375          17.99%                   0            1998
Class - Q/NQ

Fidelity VIP Growth             17.457597           15.301552         -12.35%           4,402,484            2000
Portfolio: Service              12.903107           17.457597          35.30%              22,359            1999
Class - Q/NQ                    10.000000           12.903107          29.03%                   0            1998

Fidelity VIP High               11.205978            8.546878         -23.73%             644,489            2000
Income Portfolio:               10.521282           11.205978           6.51%               3,204            1999
Service Class - Q/NQ            10.000000           10.521282           5.21%                   0            1998

Fidelity VIP Overseas           17.095933           13.622435         -20.32%             408,874            2000
Portfolio: Service              12.176593           17.095933          40.40%               1,505            1999
Class - Q/NQ                    10.000000           12.176593          21.77%                   0            1998

Fidelity VIP II                 15.643260           14.382315          -8.06%           2,055,640            2000
Contrafund(R)Portfolio:         12.785888           15.643260          22.35%               7,651            1999
Service Class - Q/NQ            10.000000           12.785888          27.86%                   0            1998

Fidelity VIP III Growth         12.627255           10.307281         -18.37%             473,995            2000
Opportunities                   12.298659           12.627255           2.67%               1,198            1999
Portfolio: Service              10.000000           12.298659          22.99%                   0            1998
Class - Q/NQ

Janus Aspen Series -            10.000000            8.126129         -18.74%           4,329,030            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Janus Aspen Series -            10.000000            6.494235         -35.06%           4,189,978            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.162793         -18.37%           2,381,296            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                    12.772360            9.247972         -27.59%             402,930            2000
Appreciation Fund - Q/NQ        12.428639           12.772360           2.77%              13,265            1999
                                10.000000           12.428639          24.29%                   0            1998

NSAT Dreyfus NSAT Mid           14.589957           16.566203          13.55%             573,063            2000
Cap Index Fund(1)-Q/NQ          12.243049           14.589957          19.17%                   0            1999
                                10.000000           12.243049          22.43%                   0            1998

NSAT Federated NSAT             13.821079           12.174767         -11.91%             314,601            2000
Equity Income Fund(2) -         11.835834           13.821079          16.77%                 230            1999
Q/NQ                            10.000000           11.835834          18.36%                   0            1998

NSAT Federated NSAT             10.505688            9.497186          -9.60%             107,102            2000
High Income Bond Fund(3)        10.330681           10.505688           1.69%               2,283            1999
- Q/NQ                          10.000000           10.330681           3.31%                   0            1998

NSAT Gartmore NSAT              10.000000            8.681644         -13.18%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            5.996363         -40.04%              46,993            2000
Global Technology and
Communications Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            9.217263          -7.83%                 248            2000
International Growth
Fund - Q/NQ

NSAT Government Bond             9.473867           10.508016          10.92%             919,097            2000
Fund - Q/NQ                      9.844366            9.473867          -3.76%              28,000            1999
                                10.000000            9.844366          -1.56%                   0            1998

(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT J.P. Morgan NSAT           10.604669           10.415037          -1.79%             475,296            2000
Balanced Fund(1) - Q/NQ         10.668044           10.604669          -0.59%               4,932            1999
                                10.000000           10.668044           6.68%                   0            1998

NSAT MAS NSAT Multi             10.245290           10.668471           4.13%             325,129            2000
Sector Bond Fund(2) - Q/NQ      10.236779           10.245290           0.08%                 746            1999
                                10.000000           10.236779           2.37%                   0            1998

NSAT Money Market Fund          10.422427           10.891167           4.50%           3,121,071            2000
*- Q/NQ                         10.086763           10.422427           3.33%              27,388            1999
                                10.000000           10.086763           0.87%                   0            1998

NSAT Nationwide Global          14.781243           12.773009         -13.59%              77,298            2000
50 Fund(3) - Q/NQ               12.201492           14.781243          21.14%               1,707            1999
                                10.000000           12.201492          22.01%                   0            1998

NSAT Nationwide Small           20.304522           16.775454         -17.38%             456,020            2000
Cap Growth Fund(4) - Q/NQ       10.000000           20.304522         103.05%               1,671            1999


NSAT Nationwide Small           16.318704           17.884672           9.60%             326,906            2000
Cap Value Fund - Q/NQ           12.952944           16.318704          25.98%               2,718            1999
                                10.000000           12.952944          29.53%                   0            1998

NSAT Nationwide Small           17.191574           18.451164           7.33%             671,752            2000
Company Fund - Q/NQ             12.112381           17.191574          41.93%                 842            1999
                                10.000000           12.112381          21.12%                   0            1998

NSAT Nationwide                 12.434581           13.187886           6.06%              56,988            2000
Strategic Value Fund -          13.017199           12.434581          -4.48%               2,925            1999
Q/NQ                            10.000000           13.017199          30.17%                   0            1998

NSAT Strong NSAT Mid            23.046789           19.220739         -16.60%           1,000,710            2000
Cap Growth Fund(5) - Q/NQ       12.657572           23.046789          82.08%               5,187            1999
                                10.000000           12.657572          26.58%                   0            1998

NSAT Total Return Fund          12.628895           12.182869          -3.53%           1,586,776            2000
- Q/NQ                          11.982735           12.628895           5.39%              34,254            1999
                                10.000000           11.982735          19.83%                   0            1998

(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5)  Formerly, NSAT Nationwide Strategic Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
4.65%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Turner NSAT Growth         10.000000            6.321864         -36.78%               5,208            2000
Focus Fund - Q/NQ

Neuberger Berman AMT            14.583934           14.536223          -0.33%             208,119            2000
Guardian Portfolio -            12.875671           14.583934          13.27%               1,484            1999
Q/NQ                            10.000000           12.875671          28.76%                   0            1998

Neuberger Berman AMT            21.331920           19.455564          -8.80%           1,123,863            2000
Mid-Cap Growth                  14.065578           21.331920          51.66%               2,947            1999
Portfolio - Q/NQ                10.000000           14.065578          40.66%                   0            1998

Neuberger Berman AMT            12.536312           12.442244          -0.75%             281,320            2000
Partners Portfolio -            11.847572           12.536312           5.81%               6,154            1999
Q/NQ                            10.000000           11.847572          18.48%                   0            1998

Oppenheimer Variable            23.849355           20.863367         -12.52%           1,789,761            2000
Account Funds -                 13.180191           23.849355          80.95%              25,493            1999
Oppenheimer Aggressive          10.000000           13.180191          31.80%                   0            1998
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            18.474301           18.165855          -1.67%           2,558,064            2000
Account Funds -                 13.233333           18.474301          39.60%               3,947            1999
Oppenheimer Capital             10.000000           13.233333          32.23%                   0            1998
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.505903          -4.94%             384,262            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            14.788879           13.296520         -10.09%           2,235,906            2000
Account Funds -                 12.329765           14.788879          19.94%              11,086            1999
Oppenheimer Main Street         10.000000           12.329765          23.30%                   0            1998
Growth & Income
Fund/VA(3) - Q/NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Strong Opportunity Fund         10.000000            9.759650          -2.40%             701,654            2000
II, Inc. - Q/NQ


The Universal                   14.516616           15.936413           9.78%              44,224            2000
Institutional Funds,            11.385439           14.516616          27.50%                   0            1999
Inc. - Emerging Markets         10.000000           11.385439          13.85%                   0            1998
Debt Portfolio(1) - Q/NQ

The Universal                   10.000000            8.605609         -13.94%              65,457            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   12.033260           12.501983           3.90%             250,282            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               24.916384           14.275487         -42.71%             108,920            2000
Insurance Trust -               12.623166           24.916384          97.39%              15,963            1999
Worldwide Emerging              10.000000           12.623166          26.23%                   0            1998
Markets Fund - Q/NQ

Van Eck Worldwide               11.817233           12.974758           9.80%              66,861            2000
Insurance Trust -                9.909760           11.817233          19.25%                 175            1999
Worldwide Hard Assets           10.000000            9.909760          -0.90%                   0            1998
Fund - Q/NQ

Victory Variable                10.047544            9.790234          -2.56%             495,419            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

Victory Variable                 9.884365           11.785267          19.23%              17,973            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ



(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.50%)
                        (BOA Future/Valuebuilder Future)
        (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE
                               VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                14.534695           12.797950         -11.95%              95,913            2000
Variable Portfolios,            12.502898           14.534695          16.25%               4,843            1999
Inc. - American Century         10.000000           12.502898          25.03%                   0            1998
VP Income & Growth -
Q/NQ

American Century                19.471172           15.953179         -18.07%             118,483            2000
Variable Portfolios,            12.049887           19.471172          61.59%              10,374            1999
Inc. - American Century         10.000000           12.049887          20.50%                   0            1998
VP International - Q/NQ

American Century                11.005082           12.807784          16.38%              39,166            2000
Variable Portfolios,            11.268440           11.005082          -2.34%               6,703            1999
Inc. - American Century         10.000000           11.268440          12.68%                   0            1998
VP Value - Q/NQ

Credit Suisse Warburg           20.656350           16.494084         -20.15%                   0            2000
Pincus Trust - Global           12.826101           20.656350          61.05%                   0            1999
Post-Venture Capital            10.000000           12.826101          28.26%                   0            1998
Portfolio(1) - Q/NQ

Credit Suisse Warburg           17.441358           12.731669         -27.00%                 646            2000
Pincus Trust -                  11.540306           17.441358          51.13%                 455            1999
International Equity            10.000000           11.540306          15.40%                   0            1998
Portfolio(2) - Q/NQ

Credit Suisse Warburg           12.436688           13.342824           7.29%               7,975            2000
Pincus Trust - Value            11.884096           12.436688           4.65%               3,588            1999
Portfolio(3) - Q/NQ             10.000000           11.884096          18.84%                   0            1998

Dreyfus Investment              12.880083           12.434292          -3.46%               7,224            2000
Portfolios - European           10.000000           12.880083          28.80%                   0            1999
Equity Portfolio - Q/NQ

The Dreyfus Socially            16.364824           14.342049         -12.36%             137,006            2000
Responsible Growth              12.772030           16.364824          28.13%               3,255            1999
Fund, Inc. - Q/NQ               10.000000           12.772030          27.72%                   0            1998

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Dreyfus Stock Index             14.792159           13.219073         -10.63%             435,678            2000
Fund, Inc. - Q/NQ               12.451705           14.792159          18.80%              54,221            1999
                                10.000000           12.451705          24.52%                   0            1998

Dreyfus Variable                13.588614           13.298747          -2.13%              55,696            2000
Investment Fund                 12.377494           13.588614           9.78%              10,898            1999
-Appreciation                   10.000000           12.377494          23.77%                   0            1998
Portfolio(1) - Q/NQ

Federated Insurance              9.770666           10.630687           8.80%              58,691            2000
Series - Federated              10.000000            9.770666          -2.29%               1,545            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                    12.347825           13.173869           6.69%             203,238            2000
Equity-Income                   11.797885           12.347825           4.66%              12,312            1999
Portfolio: Service              10.000000           11.797885          17.98%                   0            1998
Class - Q/NQ

Fidelity VIP Growth             17.446540           15.284127         -12.39%             459,713            2000
Portfolio: Service              12.901477           17.446540          35.23%              19,321            1999
Class - Q/NQ                    10.000000           12.901477          29.01%                   0            1998

Fidelity VIP High               11.198884            8.537159         -23.77%             151,506            2000
Income Portfolio:               10.519957           11.198884           6.45%               6,470            1999
Service Class - Q/NQ            10.000000           10.519957           5.20%                   0            1998

Fidelity VIP Overseas           17.085125           13.606956         -20.36%              30,791            2000
Portfolio: Service              12.175055           17.085125          40.33%               1,737            1999
Class - Q/NQ                    10.000000           12.175055          21.75%                   0            1998

Fidelity VIP II                 15.633362           14.365961          -8.11%             218,098            2000
Contrafund(R)Portfolio:         12.784276           15.633362          22.29%              11,727            1999
Service Class - Q/NQ            10.000000           12.784276          27.84%                   0            1998

Fidelity VIP III Growth         12.619265           10.295564         -18.41%              54,350            2000
Opportunities                   12.297109           12.619265           2.62%               1,052            1999
Portfolio: Service              10.000000           12.297109          22.97%                   0            1998
Class - Q/NQ

Janus Aspen Series -            10.000000            8.122329         -18.78%             471,241            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Janus Aspen Series -            10.000000            6.491188         -35.09%             575,886            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.158972         -18.41%             325,621            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                    12.764281            9.237443         -27.63%              34,347            2000
Appreciation Fund - Q/NQ        12.427070           12.764281           2.71%              12,046            1999
                                10.000000           12.427070          24.27%                   0            1998

NSAT Dreyfus NSAT Mid           14.580726           16.547367          13.49%              49,069            2000
Cap Index Fund(1)-Q/NQ          12.241505           14.580726          19.11%                   0            1999
                                10.000000           12.241505          22.42%                   0            1998

NSAT Federated NSAT             13.812331           12.160926         -11.96%              79,672            2000
Equity Income Fund(2) -         11.834345           13.812331          16.71%               3,648            1999
Q/NQ                            10.000000           11.834345          18.34%                   0            1998

NSAT Federated NSAT             10.499020            9.486372          -9.65%              55,036            2000
High Income Bond Fund(3)        10.329379           10.499020           1.64%               5,522            1999
- Q/NQ                          10.000000           10.329379           3.29%                   0            1998

NSAT Gartmore NSAT              10.000000            8.680573         -13.19%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            5.995625         -40.03%               8,273            2000
Global Technology and
Communications Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            9.216139          -7.84%                   0            2000
International Growth
Fund - Q/NQ

(1)  Formerly, NSAT Nationwide Mid Cap Index Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Government Bond             9.467860           10.496056          10.86%              19,860            2000
Fund - Q/NQ                      9.843122            9.467860          -3.81%              13,832            1999
                                10.000000            9.843122          -1.57%                   0            1998

NSAT J.P. Morgan NSAT           10.597955           10.403190          -1.84%              67,511            2000
Balanced Fund(1) - Q/NQ         10.666693           10.597955          -0.64%                 786            1999
                                10.000000           10.666693           6.67%                   0            1998

NSAT MAS NSAT Multi             10.238786           10.656316           4.08%              80,072            2000
Sector Bond Fund(2) - Q/NQ      10.235484           10.238786           0.03%                   0            1999
                                10.000000           10.235484           2.35%                   0            1998

NSAT Money Market Fund*         10.415808           10.878760           4.44%             431,824            2000
- Q/NQ                          10.085474           10.415808           3.28%              54,496            1999
                                10.000000           10.085474           0.85%                   0            1998

NSAT Nationwide Global          14.771891           12.758477         -13.63%               6,307            2000
50 Fund(3) - Q/NQ               12.199950           14.771891          21.08%                  21            1999
                                10.000000           12.199950          22.00%                   0            1998

NSAT Nationwide Small           20.297724           16.761357         -17.42%              47,091            2000
Cap Growth Fund(4) - Q/NQ       10.000000           20.297724         102.98%                   0            1999

NSAT Nationwide Small           16.308373           17.864340           9.54%              43,277            2000
Cap Value Fund - Q/NQ           12.951308           16.308373          25.92%               2,363            1999
                                10.000000           12.951308          29.51%                   0            1998

NSAT Nationwide Small           17.180698           18.430186           7.27%              76,303            2000
Company Fund - Q/NQ             12.110854           17.180698          41.86%               6,045            1999
                                10.000000           12.110854          21.11%                   0            1998

NSAT Nationwide                 12.426696           13.172860           6.00%              18,363            2000
Strategic Value Fund -          13.015559           12.426696          -4.52%               6,451            1999
Q/NQ                            10.000000           13.015559          30.16%                   0            1998

NSAT Strong NSAT Mid            23.032196           19.198852         -16.64%              72,343            2000
Cap Growth Fund(5) - Q/NQ       12.655972           23.032196          81.99%               2,523            1999
                                10.000000           12.655972          26.56%                   0            1998

(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5)  Formerly, NSAT Nationwide Strategic Growth Fund.
* The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was 4.60%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Total Return Fund          12.620906           12.169023          -3.58%             145,298            2000
- Q/NQ                          11.981226           12.620906           5.34%              16,333            1999
                                10.000000           11.981226          19.81%                   0            1998

NSAT Turner NSAT Growth         10.000000            6.321085         -36.79%               2,313            2000
Focus Fund - Q/NQ

Neuberger Berman AMT            14.574691           14.519679          -0.38%              15,118            2000
Guardian Portfolio -            12.874049           14.574691          13.21%                 202            1999
Q/NQ                            10.000000           12.874049          28.74%                   0            1998

Neuberger Berman AMT            21.318413           19.433420          -8.84%             105,006            2000
Mid-Cap Growth                  14.063808           21.318413          51.58%               5,210            1999
Portfolio - Q/NQ                10.000000           14.063808          40.64%                   0            1998

Neuberger Berman AMT            12.528364           12.428094          -0.80%               5,829            2000
Partners Portfolio -            11.846069           12.528364           5.76%                  76            1999
Q/NQ                            10.000000           11.846069          18.46%                   0            1998

Oppenheimer Variable            23.834283           20.839650         -12.56%             149,774            2000
Account Funds -                 13.178533           23.834283          80.86%               1,127            1999
Oppenheimer Aggressive          10.000000           13.178533          31.79%                   0            1998
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            18.462618           18.145209          -1.72%             157,543            2000
Account Funds -                 13.231670           18.462618          39.53%              10,834            1999
Oppenheimer Capital             10.000000           13.231670          32.32%                   0            1998
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.502715          -4.97%              42,936            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            14.779520           13.281403         -10.14%             255,734            2000
Account Funds -                 12.328212           14.779520          19.88%               5,051            1999
Oppenheimer Main Street         10.000000           12.328212          23.28%                   0            1998
Growth & Income
Fund/VA(3) - Q/NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Strong Opportunity Fund         10.000000            9.756374          -2.44%              35,941            2000
II, Inc. - Q/NQ


The Universal                   14.507420           15.918288           9.73%               5,880            2000
Institutional Funds,            11.383996           14.507420          27.44%                   0            1999
Inc. - Emerging Markets         10.000000           11.383996          13.84%                   0            1998
Debt Portfolio(1) - Q/NQ

The Universal                   10.000000            8.602719         -13.97%               8,705            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   12.021218           12.487759           3.88%               9,057            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               24.900624           14.259243         -42.74%              10,086            2000
Insurance Trust -               12.621572           24.900624          97.29%                   0            1999
Worldwide Emerging              10.000000           12.621572          26.22%                   0            1998
Markets Fund - Q/NQ

Van Eck Worldwide               11.809742           12.959993           9.74%                  74            2000
Insurance Trust -                9.908503           11.809742          19.19%                 296            1999
Worldwide Hard Assets           10.000000            9.908503          -0.91%                   0            1998
Fund - Q/NQ

Victory Variable                10.045034            9.782879          -2.61%               7,848            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

Victory Variable                 9.881888           11.776397          19.17%               5,457            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ

(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.55%)
                        (BOA Future/Valuebuilder Future)
          (VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF
                              THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                14.525483           12.783396         -11.99%             116,969            2000
Variable Portfolios,            12.501318           14.525483          16.19%                   0            1999
Inc. - American Century         10.000000           12.501318          25.01%                   0            1998
VP Income & Growth -
Q/NQ

American Century                19.458849           15.935027         -18.11%             239,024            2000
Variable Portfolios,            12.048368           19.458849          61.51%                   0            1999
Inc. - American Century         10.000000           12.048368          20.48%                   0            1998
VP International - Q/NQ

American Century                10.998104           12.793204          16.32%              69,378            2000
Variable Portfolios,            11.267010           10.998104          -2.39%               3,076            1999
Inc. - American Century         10.000000           11.267010          12.67%                   0            1998
VP Value - Q/NQ

Credit Suisse Warburg           20.643272           16.475303         -20.19%                   0            2000
Pincus Trust - Global           12.824482           20.643272          60.97%                   0            1999
Post-Venture Capital            10.000000           12.824482          28.24%                   0            1998
Portfolio(1) - Q/NQ

Credit Suisse Warburg           17.430313           12.717168         -27.04%                   0            2000
Pincus Trust -                  11.538849           17.430313          51.06%                   0            1999
International Equity            10.000000           11.538849          15.39%                   0            1998
Portfolio(2) - Q/NQ

Credit Suisse Warburg           12.428801           13.327642           7.23%                 513            2000
Pincus Trust - Value            11.882597           12.428801           4.60%                   0            1999
Portfolio(3) - Q/NQ             10.000000           11.882597          18.83%                   0            1998

Dreyfus Investment              12.878387           12.426374          -3.51%              18,011            2000
Portfolios - European           10.000000           12.878387          28.78%                   0            1999
Equity Portfolio - Q/NQ

The Dreyfus Socially            16.354471           14.325738         -12.40%             139,848            2000
Responsible Growth              12.770419           16.354471          28.07%                 180            1999
Fund, Inc. - Q/NQ               10.000000           12.770419          27.70%                   0            1998

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Dreyfus Stock Index             14.782794           13.204037         -10.68%             628,916            2000
Fund, Inc. - Q/NQ               12.450128           14.782794          18.74%               2,818            1999
                                10.000000           12.450128          24.50%                   0            1998

Dreyfus Variable                13.580004           13.283611          -2.18%              76,644            2000
Investment Fund                 12.375935           13.580004           9.73%                   0            1999
-Appreciation                   10.000000           12.375935          23.76%                   0            1998
Portfolio(1) - Q/NQ

Federated Insurance              9.767363           10.621724           8.75%             130,194            2000
Series - Federated              10.000000            9.767363          -2.33%                   0            1999
Quality  Bond Fund II -
Q/NQ

Fidelity VIP                    12.339995           13.158890           6.64%             217,555            2000
Equity-Income                   11.796399           12.339995           4.61%               2,679            1999
Portfolio: Service              10.000000           11.796399          17.96%                   0            1998
Class - Q/NQ

Fidelity VIP Growth             17.435504           15.266755         -12.44%             640,594            2000
Portfolio: Service              12.899854           17.435504          35.16%               5,263            1999
Class - Q/NQ                    10.000000           12.899854          29.00%                   0            1998

Fidelity VIP High               11.191773            8.527425         -23.81%             152,787            2000
Income Portfolio:               10.518622           11.191773           6.40%                   0            1999
Service Class - Q/NQ            10.000000           10.518622           5.19%                   0            1998

Fidelity VIP Overseas           17.074312           13.591466         -20.40%              63,419            2000
Portfolio: Service              12.173522           17.074312          40.26%                   0            1999
Class - Q/NQ                    10.000000           12.173522          21.74%                   0            1998

Fidelity VIP II                 15.623458           14.349605          -8.15%             363,714            2000
Contrafund(R)Portfolio:         12.782661           15.623458          22.22%                   0            1999
Service Class - Q/NQ            10.000000           12.782661          27.83%                   0            1998

Fidelity VIP III Growth         12.611273           10.283843         -18.46%             125,746            2000
Opportunities                   12.295562           12.611273           2.57%                 109            1999
Portfolio: Service              10.000000           12.295562          22.96%                   0            1998
Class - Q/NQ

Janus Aspen Series -            10.000000            8.118530         -18.81%             864,147            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ


(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Janus Aspen Series -            10.000000            6.488148         -35.12%             924,135            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.155155         -18.45%             434,238            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                    12.756184            9.226923         -27.67%              47,829            2000
Appreciation Fund - Q/NQ        12.425504           12.756184           2.66%               1,047            1999
                                10.000000           12.425504          24.26%                   0            1998

NSAT Dreyfus NSAT Mid           14.571500           16.528554          13.43%              65,021            2000
Cap Index Fund(1)-Q/NQ          12.239965           14.571500          19.05%               2,028            1999
                                10.000000           12.239965          22.40%                   0            1998

NSAT Federated NSAT             13.803577           12.147081         -12.00%              93,946            2000
Equity Income Fund(2) -         11.832846           13.803577          16.65%                   0            1999
Q/NQ                            10.000000           11.832846          18.33%                   0            1998

NSAT Federated NSAT             10.492359            9.475563          -9.69%              47,369            2000
High Income Bond Fund(3)        10.328064           10.492359           1.59%                 327            1999
- Q/NQ                          10.000000           10.328064           3.28%                   0            1998

NSAT Gartmore NSAT              10.000000            8.679512         -13.20%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            5.994889         -40.05%              13,012            2000
Global Technology and
Communications Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            9.215010          -7.85%                   0            2000
International Growth
Fund - Q/NQ


(1)  Formerly, NSAT Nationwide Mid Cap Index Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Government Bond             9.461864           10.484119          10.80%             185,774            2000
Fund - Q/NQ
                                 9.841878            9.461864          -3.36%                 565            1999
                                10.000000            9.871878          -1.58%                   0            1998

NSAT J.P. Morgan NSAT           10.591234           10.391332          -1.89%             107,502            2000
Balanced Fund(1) - Q/NQ         10.665345           10.591234          -0.69%                   0            1999
                                10.000000           10.665345           6.65%                   0            1998

NSAT MAS NSAT Multi             10.232296           10.644186           4.03%              45,904            2000
Sector Bond Fund(2) - Q/NQ      10.234182           10.232296          -0.02%                   0            1999
                                10.000000           10.234182           2.34%                   0            1998

NSAT Money Market Fund*         10.409189           10.866357           4.39%             472,321            2000
- Q/NQ                          10.084183           10.409189           3.22%                   0            1999
                                10.000000           10.084183           0.84%                   0            1998

NSAT Nationwide Global          14.762540           12.743972         -13.67%              21,939            2000
50 Fund(3) - Q/NQ               12.198407           14.762540          21.02%                   0            1999
                                10.000000           12.198407          21.98%                   0            1998

NSAT Nationwide Small           20.290923           16.747262         -17.46%              99,842            2000
Cap Growth Fund(4) - Q/NQ       10.000000           20.290923         102.91%                   0            1999

NSAT Nationwide Small           16.298055           17.844017           9.49%              44,629            2000
Cap Value Fund - Q/NQ           12.949678           16.298055          25.86%                   0            1999
                                10.000000           12.949678          29.50%                   0            1998

NSAT Nationwide Small           17.169820           18.409209           7.22%             180,837            2000
Company Fund - Q/NQ             17.169820           17.169820          41.79%                   0            1999
                                10.000000           12.109325          21.09%                   0            1998

NSAT Nationwide                 12.418826           13.157882           5.95%               1,934            2000
Strategic Value Fund -          13.013916           12.418826          -4.57%                   0            1999
Q/NQ                            10.000000           13.013916          30.14%                   0            1998

NSAT Strong NSAT Mid            23.017640           19.177019         -16.69%             117,300            2000
Cap Growth Fund - Q/NQ(5)       12.654379           23.017640          81.89%                  69            1999
                                10.000000           12.654379          26.54%                   0            1998

(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5)  Formerly, NSAT Nationwide Strategic Growth Fund.
* The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was 4.55%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Total Return Fund          12.612898           12.155152          -3.63%             195,061            2000
- Q/NQ                          11.979709           12.612898           5.29%               4,296            1999
                                10.000000           11.979709          19.80%                   0            1998

NSAT Turner NSAT Growth         10.000000            6.320305         -36.80%               1,350            2000
Focus Fund - Q/NQ

Neuberger Berman AMT            14.565469           14.503162          -0.43%              33,640            2000
Guardian Portfolio -            12.872425           14.565469          13.15%                   0            1999
Q/NQ                            10.000000           12.872425          28.72%                   0            1998

Neuberger Berman AMT            21.304943           19.411326          -8.89%             208,480            2000
Mid-Cap Growth                  14.062035           21.304943          51.51%               1,708            1999
Portfolio - Q/NQ                10.000000           14.062035          40.62%                   0            1998

Neuberger Berman AMT            12.520433           12.413955          -0.85%              37,502            2000
Partners Portfolio -            11.844579           12.520433           5.71%                 293            1999
Q/NQ                            10.000000           11.844579          18.45%                   0            1998

Oppenheimer Variable            23.819210           20.815942         -12.61%             206,899            2000
Account Funds -                 13.176875           23.819210          80.77%                   0            1999
Oppenheimer Aggressive          10.000000           13.176875          31.77%                   0            1998
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            18.450922           18.124562          -1.77%             260,506            2000
Account Funds -                 13.230001           18.450922          39.46%                   0            1999
Oppenheimer Capital             10.000000           13.230001          32.30%                   0            1998
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.499528          -5.00%              41,425            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            17.770155           13.266293         -10.18%             244,548            2000
Account Funds -                 12.326652           17.770155          19.82%                   0            1999
Oppenheimer Main Street         10.000000           12.326652          23.27%                   0            1998
Growth & Income
Fund/VA(3) - Q/NQ


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Strong Opportunity Fund         10.000000            9.753099          -2.47%              38,021            2000
II, Inc. - Q/NQ

The Universal                   14.498248           15.900192           9.67%               6,106            2000
Institutional Funds,            11.382564           14.498248          27.37%                   0            1999
Inc. - Emerging Markets         10.000000           11.382564          13.83%                   0            1998
Debt Portfolio(1) - Q/NQ

The Universal                   10.000000            8.599825         -14.00%               1,926            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   12.009181           12.473542           3.87%               2,040            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               24.884920           14.243025         -42.76%              17,622            2000
Insurance Trust -               12.619986           24.884920          97.19%                   0            1999
Worldwide Emerging              10.000000           12.619986          26.20%                   0            1998
Markets Fund - Q/NQ

Van Eck Worldwide               11.802251           12.945227           9.68%               2,695            2000
Insurance Trust -                9.907247           11.802251          19.13%                   0            1999
Worldwide Hard Assets           10.000000            9.907247          -0.93%                   0            1998
Fund - Q/NQ

Victory Variable                10.042508            9.775505          -2.66%               9,949            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

Victory Variable                 9.879413           11.767536          19.11%                   0            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ


(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.60%)
                        (BOA Future/Valuebuilder Future)
          (VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF
                             THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                14.516288           12.768846         -12.04%             131,827            2000
Variable Portfolios,            12.499739           14.516288          16.13%                   0            1999
Inc. - American Century         10.000000           12.499739          25.00%                   0            1998
VP Income & Growth -
Q/NQ

American Century                19.446544           15.916904         -18.15%              79,650            2000
Variable Portfolios,            12.046847           19.446544          61.42%                  15            1999
Inc. - American Century         10.000000           12.046847          20.47%                   0            1998
VP International - Q/NQ

American Century                10.991130           12.778642          16.26%              20,422            2000
Variable Portfolios,            11.265587           10.991130          -2.44%                   0            1999
Inc. - American Century         10.000000           11.265587          12.66%                   0            1998
VP Value - Q/NQ

Credit Suisse Warburg           20.630231           16.456572         -20.23%                   0            2000
Pincus Trust - Global           12.822867           20.630231          60.89%                   0            1999
Post-Venture Capital            10.000000           12.822867          28.23%                   0            1998
Portfolio(1) - Q/NQ

Credit Suisse Warburg           17.419297           12.702702         -27.08%                 199            2000
Pincus Trust -                  11.537392           17.419297          50.98%                  78            1999
International Equity            10.000000           11.537392          15.37%                   0            1998
Portfolio(2) - Q/NQ

Credit Suisse Warburg           12.420923           13.312463           7.18%               3,507            2000
Pincus Trust - Value            11.881095           12.420923           4.54%                   0            1999
Portfolio(3) - Q/NQ             10.000000           11.881095          18.81%                   0            1998

Dreyfus Investment              12.876687           12.418459          -3.56%              10,070            2000
Portfolios - European           10.000000           12.876687          28.77%                   0            1999
Equity Portfolio - Q/NQ

The Dreyfus Socially            16.344103           14.309420         -12.45%             119,910            2000
Responsible Growth              12.768801           16.344103          28.00%                 160            1999
Fund, Inc. - Q/NQ               10.000000           12.768801          27.69%                   0            1998


(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Dreyfus Stock Index             14.773416           13.188992         -10.72%             318,672            2000
Fund, Inc. - Q/NQ               12.448554           14.773416          18.68%               1,231            1999
                                10.000000           12.448554          24.49%                   0            1998

Dreyfus Variable                13.571399           13.268495          -2.23%              16,219            2000
Investment Fund                 12.374369           13.571399           9.67%                   0            1999
-Appreciation                   10.000000           12.374369          23.74%                   0            1998
Portfolio(1) - Q/NQ

Federated Insurance              9.764075           10.612780           8.69%              54,490            2000
Series - Federated              10.000000            9.764075          -2.36%                   0            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                    12.332164           13.143893           6.58%             141,876            2000
Equity-Income                   11.794908           12.332164           4.55%                   0            1999
Portfolio: Service              10.000000           11.794908          17.95%                   0            1998
Class - Q/NQ

Fidelity VIP Growth             17.424460           15.249368         -12.48%             275,368            2000
Portfolio: Service              12.898222           17.424460          35.09%               1,135            1999
Class - Q/NQ                    10.000000           12.898222          28.98%                   0            1998

Fidelity VIP High               11.184683            8.517712         -23.84%              47,853            2000
Income Portfolio:               10.517295           11.184683           6.35%                   0            1999
Service Class - Q/NQ            10.000000           10.517295           5.17%                   0            1998

Fidelity VIP Overseas           17.063506           13.576001         -20.44%              44,427            2000
Portfolio: Service              12.171984           17.063506          40.19%                   0            1999
Class - Q/NQ                    10.000000           12.171984          21.72%                   0            1998

Fidelity VIP II                 15.613554           14.333260          -8.20%             143,700            2000
Contrafund(R)Portfolio:         12.781050           15.613554          22.16%                   0            1999
Service Class - Q/NQ            10.000000           12.781050          27.81%                   0            1998

Fidelity VIP III Growth         12.603267           10.272119          18.50%              38,797            2000
Opportunities                   12.294002           12.603267           2.52%                   0            1999
Portfolio: Service              10.000000           12.294002          22.94%                   0            1998
Class - Q/NQ

Janus Aspen Series -            10.000000            8.114733         -18.85%             398,252            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Janus Aspen Series -            10.000000            6.485104         -35.15%             469,051            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.151333         -18.49%             246,031            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                    12.748099            9.216406         -27.70%               7,849            2000
Appreciation Fund - Q/NQ        12.423931           12.748099           2.61%               1,104            1999
                                10.000000           12.423931          24.24%                   0            1998

NSAT Dreyfus NSAT Mid           14.562264           16.509731          13.37%              30,923            2000
Cap Index Fund(1)-Q/NQ          12.238420           14.562264          18.99%                   0            1999
                                10.000000           12.238420          22.38%                   0            1998

NSAT Federated NSAT             13.794835           12.133258         -12.04%              38,778            2000
Equity Income Fund(2) -         11.831350           13.794835          16.60%                   0            1999
Q/NQ                            10.000000           11.831350          18.31%                   0            1998

NSAT Federated NSAT             10.485712            9.464778          -9.74%              33,820            2000
High Income Bond Fund(3)        10.326759           10.485712           1.54%                 131            1999
- Q/NQ                          10.000000           10.326759           6.27%                   0            1998

NSAT Gartmore NSAT              10.000000            8.678451         -13.22%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            5.994151         -40.06%               2,842            2000
Global Technology and
Communications Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            9.213885          -7.86%                   0            2000
International Growth
Fund - Q/NQ


(1)  Formerly, NSAT Nationwide Mid Cap Index Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Government Bond             9.455873           10.472185          10.75%              41,307            2000
Fund - Q/NQ                      9.840635            9.455873          -3.91%                 213            1999
                                10.000000            9.840635          -1.59%                   0            1998

NSAT J.P. Morgan NSAT           10.584515           10.379505          -1.94%              39,741            2000
Balanced Fund(1) - Q/NQ         10.663998           10.584515          -0.75%                   0            1999
                                10.000000           10.663998           6.64%                   0            1998

NSAT MAS NSAT Multi             10.225806           10.632058           3.97%              36,389            2000
Sector Bond Fund(2)- Q/NQ       10.232888           10.225806          -0.07%                   0            1999
                                10.000000           10.232888           2.33%                   0            1998

NSAT Money Market Fund*         10.402569           10.853962           4.34%              74,374            2000
- Q/NQ                          10.082892           10.402569           3.17%                   0            1999
                                10.000000           10.082892           0.83%                   0            1998

NSAT Nationwide Global          14.753188           12.729459         -13.72%               5,724            2000
50 Fund(3) - Q/NQ               12.196868           14.753188          20.96%                   0            1999
                                10.000000           12.196868          21.97%                   0            1998

NSAT Nationwide Small           20.284124           16.733188         -17.51%              53,552            2000
Cap Growth Fund(4) - Q/NQ       10.000000           20.284124         102.84%                   0            1999

NSAT Nationwide Small           16.287722           17.823704           9.43%              17,571            2000
Cap Value Fund - Q/NQ           12.948046           16.287722          25.79%                  68            1999
                                10.000000           12.948046          29.48%                   0            1998

NSAT Nationwide Small           17.158959           18.388267           7.16%              26,528            2000
Company Fund - Q/NQ             12.107799           17.158959          41.72%                   0            1999
                                10.000000           12.107799          21.08%                   0            1998

NSAT Nationwide                 12.410940           13.142888           5.90%               1,186            2000
Strategic Value Fund -          13.012266           12.410940          -4.62%                   0            1999
Q/NQ                            10.00000            13.012266          30.12%                   0            1998

NSAT Strong NSAT Mid            23.003080           19.155179         -16.73%              40,471            2000
Cap Growth Fund(5) - Q/NQ       12.652786           23.003080          81.80%                  74            1999
                                10.000000           12.652786          26.53%                   0            1998

(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5)  Formerly, NSAT Nationwide Strategic Growth Fund.
* The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was 4.50%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Total Return Fund          12.604902           12.141316          -3.68%              52,480            2000
- Q/NQ                          11.978202           12.604902           5.23%                   0            1999
                                10.000000           11.978202          19.78%                   0            1998

NSAT Turner NSAT Growth         10.000000            6.319528         -36.80%               1,416            2000
Focus Fund - Q/NQ



Neuberger Berman AMT            14.556239           14.486662          -0.48%              35,994            2000
Guardian Portfolio -            12.870796           14.556239          13.10%                   0            1999
Q/NQ                            10.000000           12.870796          28.71%                   0            1998

Neuberger Berman AMT            21.291440           19.389212          -8.93%             102,529            2000
Mid-Cap Growth                  14.060269           21.291440          51.43%                   0            1999
Portfolio - Q/NQ                10.000000           14.060269          40.60%                   0            1998

Neuberger Berman AMT            12.512486           12.399807          -0.90%              18,658            2000
Partners Portfolio -            11.843083           12.512486           5.65%                   0            1999
Q/NQ                            10.000000           11.843083          18.43%                   0            1998

Oppenheimer Variable            23.804137           20.792245         -12.65%              65,387            2000
Account Funds -                 13.175212           23.804137          80.67%                   0            1999
Oppenheimer Aggressive          10.000000           13.175212          31.75%                   0            1998
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            18.439240           18.103937          -1.82%              73,250            2000
Account Funds -                 13.228333           18.439240          39.39%               1,078            1999
Oppenheimer Capital             10.000000           13.228333          32.28%                   0            1998
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.496340          -5.04%              11,159            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            14.760805           13.251196         -10.23%             185,809            2000
Account Funds -                 12.325100           14.760805          19.76%                   0            1999
Oppenheimer Main Street         10.000000           12.325100          23.25%                   0            1998
Growth & Income
Fund/VA(3) - Q/NQ


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Strong Opportunity Fund         10.000000            9.749831          -2.50%               7,139            2000
II, Inc. - Q/NQ

The Universal                   14.489064           15.882098           9.61%               1,591            2000
Institutional Funds,            11.381127           14.489064          27.31%                   0            1999
Inc. - Emerging Markets         10.000000           11.381127          13.81%                   0            1998
Debt Portfolio(1) - Q/NQ

The Universal                   10.000000            8.596944         -14.03%                 707            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   11.997156           12.459341           3.85%              10,046            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               24.869164           14.226803         -42.79%               7,493            2000
Insurance Trust -               12.618390           24.869164          97.09%                   0            1999
Worldwide Emerging              10.000000           12.618390          26.18%                   0            1998
Markets Fund - Q/NQ

Van Eck Worldwide               11.794757           12.930490           9.63%                   0            2000
Insurance Trust -                9.905995           11.794757          19.07%                   0            1999
Worldwide Hard Assets           10.000000            9.905995          -0.94%                   0            1998
Fund - Q/NQ

Victory Variable                10.039992            9.768142          -2.71%              12,317            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

Victory Variable                 9.876931           11.758678          19.05%                   0            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ


(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.65%)
                        (BOA Future/Valuebuilder Future)
          (VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF
                              THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                14.507084           12.754306         -12.08%              42,615            2000
Variable Portfolios,            12.498159           14.507084          16.07%                 158            1999
Inc. - American Century         10.000000           12.498159          24.98%                   0            1998
VP Income & Growth -
Q/NQ

American Century                19.434239           15.898785         -18.19%              57,228            2000
Variable Portfolios,            12.045328           19.434239          61.34%                 184            1999
Inc. - American Century         10.000000           12.045328          20.45%                   0            1998
VP International - Q/NQ

American Century                10.984159           12.764086          16.20%              11,113            2000
Variable Portfolios,            11.264161           10.984159          -2.49%                 113            1999
Inc. - American Century         10.000000           11.264161          12.64%                   0            1998
VP Value - Q/NQ

Credit Suisse Warburg           20.617144           16.437806         -20.27%                  34            2000
Pincus Trust - Global           12.821248           20.617144          60.80%                  23            1999
Post-Venture Capital            10.000000           12.821248          28.21%                   0            1998
Portfolio(1) - Q/NQ

Credit Suisse Warburg           17.408242           12.688214         -27.11%                   0            2000
Pincus Trust -                  11.535935           17.408242          50.90%                   0            1999
International Equity            10.000000           11.535935          15.36%                   0            1998
Portfolio(2)- Q/NQ

Credit Suisse Warburg           12.413046           13.297317           7.12%                 287            2000
Pincus Trust - Value            11.879593           12.413046           4.49%                   0            1999
Portfolio(3)- Q/NQ              10.000000           11.879593          18.80%                   0            1998

Dreyfus Investment              12.874994           12.410545          -3.61%               5,500            2000
Portfolios - European           10.000000           12.874994          28.75%                   0            1999
Equity Portfolio - Q/NQ

The Dreyfus Socially            16.333747           14.293123         -12.49%              78,518            2000
Responsible Growth              12.767196           16.333747          27.94%                 379            1999
Fund, Inc. - Q/NQ               10.000000           12.767196          27.67%                   0            1998


(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Dreyfus Stock Index             14.764046           13.173971         -10.77%             199,143            2000
Fund, Inc. - Q/NQ               12.446981           14.764046          18.62%               1,841            1999
                                10.000000           12.446981          24.47%                   0            1998

Dreyfus Variable                13.562791           13.253384          -2.28%              35,768            2000
Investment Fund                 12.372807           13.562791           9.62%                 151            1999
-Appreciation                   10.000000           12.372807          23.73%                   0            1998
Portfolio(1) - Q/NQ

Federated Insurance              9.760781           10.603847           8.64%              27,853            2000
Series - Federated              10.000000            9.760781          -2.39%                   0            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                    12.324339           13.128922           6.53%              49,544            2000
Equity-Income                   11.793413           12.324339           4.50%                 570            1999
Portfolio: Service              10.000000           11.793413          17.93%                   0            1998
Class - Q/NQ

Fidelity VIP Growth             17.413426           15.232000         -12.53%             219,621            2000
Portfolio: Service              12.896602           17.413426          35.02%               1,014            1999
Class - Q/NQ                    10.000000           12.896602          28.97%                   0            1998

Fidelity VIP High               11.177582            8.508002         -23.88%              30,013            2000
Income Portfolio:               10.515966           11.177582           6.29%                   0            1999
Service Class - Q/NQ            10.000000           10.515966           5.16%                   0            1998

Fidelity VIP Overseas           17.052691           13.560524         -20.48%              19,185            2000
Portfolio: Service              12.170445           17.052691          40.12%                  17            1999
Class - Q/NQ                    10.000000           12.170445          21.70%                   0            1998

Fidelity VIP II                 15.603664           14.316943          -8.25%              79,088            2000
Contrafund(R)Portfolio:         12.779434           15.603664          22.10%                 738            1999
Service Class - Q/NQ            10.000000           12.779434          27.79%                   0            1998

Fidelity VIP III Growth         12.595275           12.595275         -18.54%              15,388            2000
Opportunities                   12.292450           12.595275           2.46%                 416            1999
Portfolio: Service              10.000000           12.292450          22.92%                   0            1998
Class - Q/NQ

Janus Aspen Series -            10.000000            8.110923         -18.89%             294,116            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ


(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Janus Aspen Series -            10.000000            6.482069         -35.18%             345,272            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.147522         -18.52%             134,258            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                    12.740010            9.205900         -27.74%              20,992            2000
Appreciation Fund - Q/NQ        12.422359           12.740010           2.56%                 692            1999
                                10.000000           12.422359          24.22%                   0            1998

NSAT Dreyfus NSAT Mid           14.553031           16.490935          13.32%              18,996            2000
Cap Index Fund(1)-Q/NQ          12.236869           14.553031          18.93%                   0            1999
                                10.000000           12.236869          22.37%                   0            1998

NSAT Federated NSAT             13.786084           12.119427         -12.09%               9,136            2000
Equity Income Fund(2) -         11.829585           13.786084          16.54%                   0            1999
Q/NQ                            10.000000           11.829585          18.30%                   0            1998



NSAT Federated NSAT             10.479056            9.453988          -9.78%              14,030            2000
High Income Bond Fund(3)        10.325454           10.479056           1.49%                 321            1999
- Q/NQ                          10.000000           10.325454           3.25%                   0            1998

NSAT Gartmore NSAT              10.000000            8.677386         -13.23%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            5.993413         -40.07%               1,064            2000
Global Technology and
Communications Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            9.212757          -7.87%                   0            2000
International Growth
Fund - Q/NQ

(1)  Formerly, NSAT Nationwide Mid Cap Index Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Government Bond             9.449856           10.460250          10.69%              43,427            2000
Fund - Q/NQ                      9.839387            9.449856          -3.96%                 136            1999
                                10.00000             9.839387          -1.61%                   0            1998

NSAT J.P. Morgan NSAT           10.577794           10.367680          -1.99%              21,659            2000
Balanced Fund(1) - Q/NQ         10.662651           10.577794          -0.80%                 334            1999
                                10.000000           10.662651           6.63%                   0            1998

NSAT MAS NAST Multi             10.219313           10.619936           3.92%              28,375            2000
Sector Bond Fund(2) - Q/NQ      10.231592           10.219313          -0.12%                  10            1999
                                10.000000           10.231592           2.32%                   0            1998

NSAT Money Market Fund*         10.395950           10.841575           4.29%             170,302            2000
- Q/NQ                          10.081601           10.395950           3.12%                   0            1999
                                10.000000           10.801601           0.82%                   0            1998

NSAT Nationwide Global          14.743816           12.714940         -13.76%               8,383            2000
50 Fund(3) - Q/NQ               12.195325           14.743816          20.90%                   0            1999
                                10.000000           12.195325          21.95%                   0            1998

NSAT Nationwide Small           20.277316           16.719097         -17.55%              19,254            2000
Cap Growth Fund(4) - Q/NQ       10.0000000          20.277316         102.77%                   0            1999


NSAT Nationwide Small           16.277398           17.803398           9.37%              22,692            2000
Cap Value Fund - Q/NQ           12.946409           16.277398          25.73%                   0            1999
                                10.000000           12.946409          29.46%                   0            1998

NSAT Nationwide Small           17.148084           18.367325           7.11%              54,886            2000
Company Fund - Q/NQ             12.106268           17.148084          41.65%                   0            1999
                                10.000000           12.106268          21.06%                   0            1998

NSAT Nationwide                 12.403079           13.127925           5.84%              11,209            2000
Strategic Value Fund -          13.010627           12.403079          -4.67%                 195            1999
Q/NQ                            10.000000           13.010627          30.11%                   0            1998

NSAT Strong NSAT Mid            22.988509           19.133359         -16.77%              41,379            2000
Cap Growth Fund - Q/NQ(5)       12.651185           22.988509          81.71%                 146            1999
                                10.000000           12.651185          26.51%                   0            1998


(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5)  Formerly, NSAT Nationwide Strategic Growth Fund.
* The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was 4.45%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Total Return Fund          12.596911           12.127493          -3.73%              78,804            2000
- Q/NQ                          11.976682           12.596911           5.18%               1,050            1999
                                10.000000           11.976682          19.77%                   0            1998

NSAT Turner NSAT Growth         10.000000            6.318749          -36.81                 384            2000
Focus Fund - Q/NQ

Neuberger Berman AMT            14.547000           14.470155          -0.53%               9,201            2000
Guardian Portfolio -            12.869170           14.547000          13.04%                   0            1999
Q/NQ                            10.000000           12.869170          28.69%                   0            1998

Neuberger Berman AMT            21.277954           19.367124          -8.98%              72,340            2000
Mid-Cap Growth                  14.058496           21.277954          51.35%                   0            1999
Portfolio - Q/NQ                10.000000           14.058496          40.58%                   0            1998

Neuberger Berman AMT            12.504542           12.385684          -0.95%               7,226            2000
Partners Portfolio -            11.841583           12.504542           5.60%                 274            1999
Q/NQ                            10.000000           11.841583          18.42%                   0            1998

Oppenheimer Variable            23.789077           20.768575         -12.70%              78,695            2000
Account Funds -                 13.173548           23.789077          80.58%                 315            1999
Oppenheimer Aggressive          10.000000           13.173548          31.74%                   0            1998
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            18.427568           18.083324          -1.87%              86,633            2000
Account Funds -                 13.226671           18.427568          39.32%                 440            1999
Oppenheimer Capital             10.000000           13.226671          32.27%                   0            1998
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.493145          -5.07%              18,810            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            14.751442           13.236091         -10.27%              98,254            2000
Account Funds -                 12.323541           14.751442          19.70%                 296            1999
Oppenheimer Main Street         10.000000           12.323541          23.24%                   0            1998
Growth & Income
Fund/VA(3) - Q/NQ


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Strong Opportunity Fund         10.000000            9.746555          -2.53%              15,094            2000
II, Inc. - Q/NQ

The Universal                   14.479873           15.863998           9.56%               1,368            2000
Institutional Funds,            11.379681           14.479873          27.24%                   0            1999
Inc. - Emerging Markets         10.000000           11.379681          13.80%                   0            1998
Debt Portfolio(1) - Q/NQ

The Universal                   10.000000            8.594047         -14.06%               5,251            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   11.985136           12.445148           3.84%              15,886            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               24.853443           14.210596         -42.82%               6,188            2000
Insurance Trust -               12.616797           24.853443          96.99%                   0            1999
Worldwide Emerging              10.000000           12.616797          26.17%                   0            1998
Markets Fund - Q/NQ

Van Eck Worldwide               11.787279           12.915760           9.57%                 722            2000
Insurance Trust -                9.904737           11.787279          19.01%                   0            1999
Worldwide Hard Assets           10.000000            9.904737          -0.95%                   0            1998
Fund - Q/NQ

Victory Variable                10.037475            9.760791          -2.76%               2,267            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

Victory Variable                 9.874460           11.749812          18.99%                   0            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ


(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.70%)
                        (BOA Future/Valuebuilder Future)
          (VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF
                             THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                10.894734            9.573565         -12.13%              80,837            2000
Variable Portfolios,            10.000000           10.894734           8.95%                 149            1999
Inc. - American Century
VP Income & Growth -
Q/NQ

American Century                15.314929           12.522513         -18.23%              51,099            2000
Variable Portfolios,            10.000000           15.314929          53.15%                   0            1999
Inc. - American Century
VP International - Q/NQ

American Century                 8.780117           10.197744          16.15%               4,312            2000
Variable Portfolios,            10.000000            8.780117         -12.20%                  49            1999
Inc. - American Century
VP Value - Q/NQ

Credit Suisse Warburg           15.621586           12.448592         -20.31%                   0            2000
Pincus Trust - Global           10.000000           15.621586          56.22%                   0            1999
Post-Venture Capital
Portfolio(1) - Q/NQ

Credit Suisse Warburg           14.650223           10.672586         -27.15%                   0            2000
Pincus Trust -                  10.000000           14.650223          46.50%                   0            1999
International Equity
Portfolio - Q/NQ

Credit Suisse Warburg            9.340613           10.000956           7.07%                 153            2000
Pincus Trust - Value            10.000000            9.340613          -6.59%                 125            1999
Portfolio(2) - Q/NQ

Dreyfus Investment              12.873298           12.402636          -3.66%               1,516            2000
Portfolios - European           10.000000           12.873298          28.73%                   0            1999
Equity Portfolio - Q/NQ

The Dreyfus Socially            11.868131           10.380157         -12.54%              73,354            2000
Responsible Growth              10.000000           11.868131          18.68%                 275            1999
Fund, Inc. - Q/NQ


(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Dreyfus Stock Index             10.794215            9.626823         -10.81%             516,096            2000
Fund, Inc. - Q/NQ               10.000000           10.794215           7.94%                 650            1999

Dreyfus Variable                10.184154            9.946799          -2.33%              21,108            2000
Investment Fund                 10.000000           10.184154           1.84%                 622            1999
-Appreciation
Portfolio(1) - Q/NQ

Federated Insurance              9.757496           10.594913           8.58%               6,478            2000
Series - Federated              10.000000            9.757496          -2.43%                   0            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                     9.309967            9.912757           6.47%              28,435            2000
Equity-Income                   10.000000            9.309967          -6.90%                 351            1999
Portfolio: Service
Class - Q/NQ

Fidelity VIP Growth             12.322268           10.773174         -12.57%             693,445            2000
Portfolio: Service              10.000000           12.322268          23.22%                 777            1999
Class - Q/NQ

Fidelity VIP High                9.672582            7.358723         -23.92%              25,504            2000
Income Portfolio:               10.000000            9.672582          -3.27%                   0            1999
Service Class - Q/NQ

Fidelity VIP Overseas           13.058898           10.379362         -20.52%               6,962            2000
Portfolio: Service              10.000000           13.058898          30.59%                   0            1999
Class - Q/NQ

Fidelity VIP II                 11.278366           10.343090          -8.29%              75,580            2000
Contrafund(R)Portfolio:         10.000000           11.278366          12.78%                 190            1999
Service Class - Q/NQ

Fidelity VIP III Growth          9.869824            8.036133         -18.58%              18,134            2000
Opportunities                   10.000000            9.869824          -1.30%                 122            1999
Portfolio: Service
Class - Q/NQ

Janus Aspen Series -            10.000000            8.107133         -18.93%             149,321            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ


(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Janus Aspen Series -            10.000000            6.479020         -35.21%             139,929            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.143702         -18.56%             102,585            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                     9.707627            7.011148         -27.78%              29,462            2000
Appreciation Fund - Q/NQ        10.000000            9.707627          -2.92%                  42            1999

NSAT Dreyfus NSAT Mid           11.447800           12.965645          13.26%              14,853            2000
Cap Index Fund(1)-Q/NQ          10.000000           11.447800          14.48%                   0            1999


NSAT Federated NSAT             10.778958            9.471062         -12.13%              18,859            2000
Equity Income Fund(2) -         10.000000           10.778958           7.79%                 102            1999
Q/NQ

NSAT Federated NSAT              9.676620            8.725646          -9.83%               4,990            2000
High Income Bond Fund(3)        10.000000            9.676620          -3.23%                   0            1999
- Q/NQ

NSAT Gartmore NSAT              10.000000            8.676322         -13.24%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            5.992673         -40.07%                 616            2000
Global Technology and
Communications Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            9.211629          -7.88%                   0            2000
International Growth
Fund - Q/NQ


(1)  Formerly, NSAT Nationwide Mid Cap Index Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Government Bond             9.735132           10.770572          10.64%              29,427            2000
Fund - Q/NQ                     10.000000            9.735132          -2.65%                   0            1999


NSAT J.P. Morgan NSAT            9.481422            9.288391          -2.04%               7,976            2000
Balanced Fund(1) - Q/NQ         10.000000            9.481422          -5.19%                  77            1999


NSAT MAS NSAT Multi              9.897603           10.280419           3.87%              20,119            2000
Sector Bond Fund(2) - Q/NQ      10.000000            9.897603          -1.02%                   0            1999


NSAT Money Market Fund*         10.209430           10.641677           4.23%              26,570            2000
- Q/NQ                          10.000000           10.209430           2.09%                 599            1999


NSAT Nationwide Global          11.182210            9.638561         -13.80%               1,831            2000
50 Fund(3) - Q/NQ               10.000000           11.182210          11.82%                   0            1999


NSAT Nationwide Small           20.270503           16.705019         -17.59%              17,525            2000
Cap Growth Fund(4) - Q/NQ       10.000000           20.270503         102.71%                  12            1999


NSAT Nationwide Small           11.697140           12.787277           9.32%               9,827            2000
Cap Value Fund - Q/NQ           10.000000           11.697140          16.97%                  20            1999


NSAT Nationwide Small           14.124755           15.121378           7.06%              29,276            2000
Company Fund - Q/NQ             10.000000           14.124755          41.25%                   0            1999


NSAT Nationwide                  8.548175            9.043154           5.79%                   0            2000
Strategic Value Fund -          10.000000            8.548175          14.52%                   0            1999
Q/NQ

NSAT Strong NSAT Mid            14.658438           12.194050         -16.81%              46,522            2000
Cap Growth Fund(5) - Q/NQ       10.000000           14.658438          46.58%                 126            1999


(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5)  Formerly, NSAT Nationwide Strategic Growth Fund.
* The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was 4.40%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Total Return Fund           9.851989            9.480069          -3.78%              61,404            2000
- Q/NQ                          10.000000            9.851989          -1.48%                 444            1999

NSAT Turner NSAT Growth         10.000000            6.317967         -36.82%                 149            2000
Focus Fund - Q/NQ

Neuberger Berman AMT             9.968645            9.910972          -0.58%               5,339            2000
Guardian Portfolio -            10.000000            9.968645          -0.31%                  22            1999
Q/NQ

Neuberger Berman AMT            15.26119            13.886316          -9.03%              51,989            2000
Mid-Cap Growth                  10.000000           15.26119           52.64%                 118            1999
Portfolio - Q/NQ

Neuberger Berman AMT             9.504551            9.409456          -1.00%               5,477            2000
Partners Portfolio -            10.000000            9.504551          -4.95%                  23            1999
Q/NQ

Oppenheimer Variable            16.070617           14.023027         -12.74%              76,715            2000
Account Funds -                 10.000000           16.070617          60.71%                 444            1999
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            12.759449           12.514763          -1.92%             340,844            2000
Account Funds -                 10.000000           12.759449          27.59%                 603            1999
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.489961          -5.10%              23,412            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            10.784586            9.671852         -10.32%              53,371            2000
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ               10.000000           10.784586           7.85%                   0            1999

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Strong Opportunity Fund         10.000000            9.743284          -2.57%              12,220            2000
II, Inc. - Q/NQ

The Universal                   11.210825           12.276257           9.50%                 198            2000
Institutional Funds,            10.000000           11.210825          12.11%                   0            1999
Inc. - Emerging Markets
Debt Portfolio(1) - Q/NQ

The Universal                   10.000000            8.591151         -14.09%                 213            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   10.928322           11.346213           3.82%               3,052            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               15.596564            8.913211         -42.85%               8,060            2000
Insurance Trust -               10.0000000          15.596564          55.97%                  16            1999
Worldwide Emerging
Markets Fund - Q/NQ

Van Eck Worldwide                9.987144           10.937759           9.52%                 253            2000
Insurance Trust -               10.000000            9.987144          -0.13%                  23            1999
Worldwide Hard Assets
Fund - Q/NQ

Victory Variable                10.034955            9.753435          -2.81%               8,032            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

Victory Variable                 9.871976           11.740948          18.93%                   0            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ


(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.75%)
                        (BOA Future/Valuebuilder Future)
          (VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF
                              THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                10.891060            9.565494         -12.17%               2,578            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ
                                10.000000           10.891060           8.91%                 375            1999

American Century                15.309779           12.511970         -18.27%               2,585            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ
                                10.000000           15.309779          53.10%                   0            1999

American Century                 8.777154           10.189139          16.09%               4,393            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ
                                10.000000            8.777154         -12.23%                 132            1999

Credit Suisse Warburg           15.616326           12.438107         -20.35%                   0            2000
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ
                                10.000000           15.616326          56.16%                   0            1999

Credit Suisse Warburg           14.645295           10.663588         -27.19%                   0            2000
Pincus Trust -
International Equity
Portfolio(2) - Q/NQ
                                10.000000           14.645295          46.45%                   0            1999

Credit Suisse Warburg            9.337456            9.992513           7.02%                 261            2000
Pincus Trust - Value
Portfolio(3) - Q/NQ
                                10.000000            9.337456          -6.63%                  53            1999

Dreyfus Investment              12.871598           12.394713          -3.70%                 900            2000
Portfolios - European
Equity Portfolio - Q/NQ
                                10.000000           12.871598          28.72%                   0            1999

The Dreyfus Socially            11.864126           10.371408         -12.58%               8,632            2000
Responsible Growth
Fund, Inc. - Q/NQ
                                10.000000           11.864126          18.64%                 194            1999


(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Dreyfus Stock Index             10.790571            9.618706         -10.86%              21,949            2000
Fund, Inc. - Q/NQ               10.000000           10.790571           7.91%                 820            1999

Dreyfus Variable                10.180717            9.938414          -2.38%               3,285            2000
Investment Fund                 10.000000           10.180717           1.81%                 192            1999
-Appreciation
Portfolio(1) - Q/NQ

Federated Insurance              9.754195           10.585977           8.53%               1,420            2000
Series - Federated              10.000000            9.754195          -2.46%                   0            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                     9.306820            9.904395           6.42%                 663            2000
Equity-Income                   10.000000            9.306820          -6.93%                   0            1999
Portfolio: Service
Class - Q/NQ

Fidelity VIP Growth             12.318116           10.764092         -12.62%              18,290            2000
Portfolio: Service              10.000000           12.318116          23.18%                 205            1999
Class - Q/NQ

Fidelity VIP High                9.669314            7.352510         -23.96%               2,734            2000
Income Portfolio:               10.000000            9.669314          -3.31%                   0            1999
Service Class - Q/NQ

Fidelity VIP Overseas           13.054491           10.370604         -20.56%               1,753            2000
Portfolio: Service              10.000000           13.054491          30.54%                   0            1999
Class - Q/NQ

Fidelity VIP II                 11.274564           10.334368          -8.34%               7,956            2000
Contrafund(R)Portfolio:         10.000000           11.274564          12.75%                 271            1999
Service Class - Q/NQ

Fidelity VIP III Growth          9.866489            8.029346         -18.62%                 902            2000
Opportunities                   10.000000            9.866489          -1.34%                 133            1999
Portfolio: Service
Class - Q/NQ

Janus Aspen Series -            10.000000            8.103330         -18.97%              11,936            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ


(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Janus Aspen Series -            10.000000            6.475985         -35.24%              10,633            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.139885         -18.60%              11,599            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                     9.704353            7.005239         -27.81%                 741            2000
Appreciation Fund - Q/NQ        10.000000            9.704353          -2.96%                   0            1999

NSAT Dreyfus NSAT Mid           11.443936           12.954698          13.20%               1,558            2000
Cap Index Fund(1)-Q/NQ          10.000000           11.443936          14.44%                   0            1999

NSAT Federated NSAT             10.775320            9.463069         -12.18%                 671            2000
Equity Income Fund(2) -         10.000000           10.775320           7.75%                 191            1999
Q/NQ

NSAT Federated NSAT              9.673363            8.718281          -9.87%                 683            2000
High Income Bond Fund(3)        10.000000            9.673363          -3.27%                   0            1999
- Q/NQ

NSAT Gartmore NSAT              10.000000            8.675258         -13.25%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            5.991934         -40.08%                   0            2000
Global Technology and
Communications Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            9.210500          -7.90%                   0            2000
International Growth
Fund - Q/NQ


(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Government Bond             9.731842           10.761486          10.58%               4,497            2000
Fund - Q/NQ                     10.000000            9.731842          -2.68%                 235            1999

NSAT J.P. Morgan NSAT            9.478218            9.280546          -2.09%               1,181            2000
Balanced Fund(1) - Q/NQ         10.000000            9.478218          -5.22%                   0            1999

NSAT MAS NSAT Multi              9.894260           10.271747           3.82%               4,897            2000
Sector Bond Fund(2) - Q/NQ      10.000000            9.894260          -1.06%                   0            1999

NSAT Money Market Fund*         10.205942           10.632658           4.18%              25,416            2000
- Q/NQ                          10.000000           10.205942           2.06%                   0            1999

NSAT Nationwide Global          11.178438            9.630431         -13.85%                 354            2000
50 Fund(3) - Q/NQ               10.000000           11.178438          11.78%                   0            1999

NSAT Nationwide Small           20.263696           16.690944         -17.63%                 810            2000
Cap Growth Fund(4) - Q/NQ       10.000000           20.263696         102.64%                   0            1999

NSAT Nationwide Small           11.693190           12.776504           9.26%               4,751            2000
Cap Value Fund - Q/NQ           10.000000           11.693190          16.93%                   0            1999

NSAT Nationwide Small           14.120006           15.108647           7.00%               1,975            2000
Company Fund - Q/NQ             10.000000           14.120006          41.20%                   0            1999

NSAT Nationwide                  8.545293            9.035539           5.47%                   0            2000
Strategic Value Fund -          10.000000            8.545293         -14.55%                   0            1999
Q/NQ

NSAT Strong NSAT Mid            14.653509           12.183768         -16.85%               9,995            2000
Cap Growth Fund(5) - Q/NQ       10.000000           14.653509          46.54%                   0            1999

(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5)  Formerly, NSAT Nationwide Strategic Growth Fund.
* The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was 4.34%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Total Return Fund           9.848668            9.472081          -3.82%               1,579            2000
- Q/NQ                          10.000000            9.848668          -1.51%                  81            1999

NSAT - Turner NSAT              10.000000            6.317188         -36.83%                   0            2000
Growth Focus Fund - Q/NQ

Neuberger Berman AMT             9.965276            9.902625          -0.63%                 850            2000
Guardian Portfolio -            10.000000            9.965276          -0.35%                   0            1999
Q/NQ

Neuberger Berman AMT            15.258987           13.874614          -9.07%              10,534            2000
Mid-Cap Growth                  10.000000           15.258987          52.59%                   0            1999
Portfolio - Q/NQ

Neuberger Berman AMT             9.501339            9.401502          -1.05%                 573            2000
Partners Portfolio -            10.000000            9.501339          -4.99%                   0            1999
Q/NQ

Oppenheimer Variable            16.065210           14.011209         -12.79%               9,621            2000
Account Funds -                 10.000000           16.065210          60.65%                   0            1999
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            12.755147           12.504224          -1.97%              14,582            2000
Account Funds -                 10.000000           12.755147          27.55%                 183            1999
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.486763          -5.13%               6,322            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            10.780952            9.663699         -10.36%              11,025            2000
Account Funds -                 10.000000           10.780952           7.81%                  41            1999
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Strong Opportunity Fund         10.000000            9.740009          -2.60%                  77            2000
II, Inc. - Q/NQ

The Universal                   11.207054           12.265925           9.45%                   0            2000
Institutional Funds,            10.000000           11.207054          12.07%                   0            1999
Inc. - Emerging Markets
Debt Portfolio(1) - Q/NQ

The Universal                   10.000000            8.588260         -14.12%                 229            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   10.920617           11.336655           3.81%               1,090            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               15.591319            8.905697         -42.88%                 656            2000
Insurance Trust -               10.000000           15.591319          55.91%                   0            1999
Worldwide Emerging
Markets Fund - Q/NQ

Van Eck Worldwide                9.983781           10.928549           9.46%                   0            2000
Insurance Trust -               10.000000            9.983781          -0.16%                   0            1999
Worldwide Hard Assets
Fund - Q/NQ

Victory Variable                10.000000            9.860649          -1.39%                   0            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

Victory Variable                10.000000           11.222020          12.22%                   0            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ


(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.80%)
                        (BOA Future/Valuebuilder Future)
          (VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF
                              THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                10.887381            9.557420         -12.22%               2,743            2000
Variable Portfolios,            10.000000           10.887381           8.87%                   0            1999
Inc. - American Century
VP Income & Growth -
Q/NQ

American Century                15.304624           12.501416         -18.32%               1,253            2000
Variable Portfolios,            10.000000           15.304624          53.05%                   0            1999
Inc. - American Century
VP International - Q/NQ

American Century                 8.774191           10.180559          16.03%                 126            2000
Variable Portfolios,            10.000000            8.774191         -12.26%                   0            1999
Inc. - American Century
VP Value - Q/NQ

Credit Suisse Warburg           15.611071           12.427613         -20.39%                   0            2000
Pincus Trust - Global           10.000000           15.611071          56.11%                   0            1999
Post-Venture Capital
Portfolio(1) - Q/NQ

Credit Suisse Warburg           14.640370           10.654609         -27.22%                   0            2000
Pincus Trust -                  10.000000           14.640370          46.40%                   0            1999
International Equity
Portfolio(2) - Q/NQ

Credit Suisse Warburg            9.334304            9.984104           6.96%                 392            2000
Pincus Trust - Value            10.000000            9.334304          -6.66%                   0            1999
Portfolio(3) - Q/NQ

Dreyfus Investment              12.869896           12.386804          -3.75%                 242            2000
Portfolios - European           10.000000           12.869896          28.70%                   0            1999
Equity Portfolio - Q/NQ

The Dreyfus Socially            11.860138           10.362676         -12.63%               6,742            2000
Responsible Growth              10.000000           11.860138          18.60%                   0            1999
Fund, Inc. - Q/NQ


(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Dreyfus Stock Index             10.786928            9.610581         -10.91%              10,423            2000
Fund, Inc. - Q/NQ               10.000000           10.786928           7.87%                  23            1999

Dreyfus Variable                10.177277            9.930036          -2.43%               3,597            2000
Investment Fund                 10.000000           10.177277           1.77%                   0            1999
-Appreciation
Portfolio(1) - Q/NQ

Federated Insurance              9.750926           10.577071            8.47%                565            2000
Series - Federated              10.000000            9.750926           -2.49%                  0            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                     9.303685            9.896058           6.37%               3,377
Equity-Income                   10.000000            9.303685          -6.96%                   0            1999
Portfolio: Service
Class - Q/NQ


Fidelity VIP Growth             12.313961           10.755009         -12.66%               9,885            2000
Portfolio: Service              10.000000           12.313961          23.14%                  48            1999
Class - Q/NQ

Fidelity VIP High                9.666051            7.346312         -24.00%               3,578            2000
Income Portfolio:               10.000000            9.666051          -3.34%                   0            1999
Service Class - Q/NQ

Fidelity VIP Overseas           13.050088           10.361858         -20.60%                 657            2000
Portfolio: Service              10.000000           13.050088          30.50%                   0            1999
Class - Q/NQ

Fidelity VIP II                 11.270766           10.325655          -8.39%               4,962            2000
Contrafund(R)Portfolio:         10.000000           11.270766          12.71%                   0            1999
Service Class - Q/NQ

Fidelity VIP III Growth          9.863165            8.022575         -18.66%                 237            2000
Opportunities                   10.000000            9.863165          -1.37%                   0            1999
Portfolio: Service
Class - Q/NQ

Janus Aspen Series -            10.000000            8.099528         -19.00%              24,046            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ


(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Janus Aspen Series -            10.000000            6.472936         -35.27%              12,722            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.136062         -18.64%              17,844            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                     9.701077            6.999319         -27.85%                 259            2000
Appreciation Fund - Q/NQ        10.000000            9.701077          -2.99%                   0            1999

NSAT Dreyfus  NSAT Mid          11.440076           12.943788          13.14%               2,608            2000
Cap Index Fund(1)-Q/NQ          10.000000           11.440076          14.40%                   0            1999

NSAT Federated NSAT             10.771674            9.455077         -12.22%                 486            2000
Equity Income Fund(2) -         10.000000           10.771674           7.72%                   0            1999
Q/NQ

NSAT Federated NSAT              9.670105            8.710943          -9.92%                 769            2000
High Income Bond Fund(3)        10.000000            9.670105          -3.30%                   0            1999
- Q/NQ


NSAT Gartmore NSAT              10.000000            8.674187         -13.26%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            5.991195         -40.09%                 190            2000
Global Technology and
Communications Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            9.209373          -7.91%                   0            2000
International Growth
Fund - Q/NQ

(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Government Bond             9.728561           10.752417          10.52%               1,274            2000
Fund - Q/NQ                     10.000000            9.728561          -2.71%                   0            1999

NSAT J.P. Morgan NSAT            9.475017            9.272721          -2.14%               1,555            2000
Balanced Fund(1) - Q/NQ         10.000000            9.475017          -5.25%                   0            1999

NSAT MAS NSAT Multi              9.890927           10.263086           3.76%               3,692            2000
Sector Bond Fund(2) - Q/NQ      10.000000            9.890927          -1.09%                   0            1999

NSAT Money Market Fund*         10.202456           10.623647           4.13%              11,223            2000
- Q/NQ                          10.000000           10.202456           2.02%                   0            1999

NSAT Nationwide Global          11.174665            9.622318         -13.89%               1,250            2000
50 Fund(3) - Q/NQ               10.000000           11.174665          11.75%                   0            1999

NSAT Nationwide Small           20.256891           16.676873         -17.67%               1,192            2000
Cap Growth Fund(4) - Q/NQ       10.000000           20.256891         102.57%                   0            1999

NSAT Nationwide Small           11.689250           12.765722           9.21%                 832            2000
Cap Value Fund - Q/NQ           10.000000           11.689250          16.89%                   0            1999

NSAT Nationwide Small           14.115240           15.095906           6.95%               2,183            2000
Company Fund - Q/NQ             10.000000           14.115240          41.15%                   0            1999

NSAT Nationwide                  8.542404            9.027908           5.68%                   0            2000
Strategic Value Fund -          10.000000            8.542404         -14.58%                   0            1999
Q/NQ

NSAT Strong NSAT Mid            14.648576           12.173489         -16.90%               7,518            2000
Cap Growth Fund(5) - Q/NQ       10.000000           14.648576          46.49%                   0            1999


(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5)  Formerly, NSAT Nationwide Strategic Growth Fund.
* The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was 4.29%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Total Return Fund           9.845340            9.464087          -3.87%               3,653            2000
- Q/NQ                          10.000000            9.845340          -1.55%                  30            1999

NSAT Turner NSAT Growth         10.000000            6.316408         -36.84%                   0            2000
Focus Fund - Q/NQ

Neuberger Berman AMT             9.961920            9.894278          -0.68%                 800            2000
Guardian Portfolio -            10.000000            9.961920          -0.38%                   0            1999
Q/NQ

Neuberger Berman AMT            15.253837           13.862902          -9.12%               6,275            2000
Mid-Cap Growth                  10.000000           15.253837          52.54%                   0            1999
Portfolio - Q/NQ

Neuberger Berman AMT             9.498133            9.393576          -1.10%                   0            2000
Partners Portfolio -            10.000000            9.498133          -5.02%                   0            1999
Q/NQ

Oppenheimer Variable            16.059802           13.999397         -12.83%              10,286            2000
Account Funds -                 10.000000           16.059802          60.60%                   0            1999
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            12.750840           12.493669          -2.02%               4,823            2000
Account Funds -                 10.000000           12.750840          27.51%                   0            1999
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.483571          -5.16%                 648            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            10.777319            9.655553         -10.41%              10,000            2000
Account Funds -                 10.000000           10.777319           7.77%                   0            1999
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Strong Opportunity Fund         10.000000            9.736730          -2.63%                  28            2000
II, Inc. - Q/NQ

The Universal                   11.203280           12.255588           9.39%                  34            2000
Institutional Funds,            10.000000           11.203280          12.03%                   0            1999
Inc. - Emerging Markets
Debt Portfolio(1) - Q/NQ

The Universal                   10.000000            8.585371         -14.15%                  80            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   10.912907           11.327088           3.80%                 391            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               15.586071            8.898173         -42.91%                 613            2000
Insurance Trust -               10.000000           15.586071          55.86%                   0            1999
Worldwide Emerging
Markets Fund - Q/NQ

Van Eck Worldwide                9.980406           10.919321           9.41%                   0            2000
Insurance Trust -               10.000000            9.980406          -0.20%                   0            1999
Worldwide Hard Assets
Fund - Q/NQ

Victory Variable                10.000000            9.857327          -1.43%                   0            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

Victory Variable                10.000000           11.218243          12.18%                   0            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ


(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.85%)
                        (BOA Future/Valuebuilder Future)
          (VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF
                              THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                10.883705            9.549358         -12.26%              34,528            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ

American Century                15.299484           12.490877         -18.36%              26,521            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ

American Century                 8.771225           10.171958          15.97%              21,574            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ

Credit Suisse Warburg           15.605804           12.417121         -20.43%                   0            2000
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ

Credit Suisse Warburg           14.635449           10.645617         -27.26%                   0            2000
Pincus Trust -
International Equity
Portfolio - Q/NQ

Credit Suisse Warburg            9.331154            9.975679           6.91%                   0            2000
Pincus Trust - Value
Portfolio(2) - Q/NQ

Dreyfus Investment              12.868201           12.378902          -3.80%                 447            2000
Portfolios - European
Equity Portfolio - Q/NQ

The Dreyfus Socially            11.856134           10.353934         -12.67%              62,594            2000
Responsible Growth
Fund, Inc. - Q/NQ


(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Dreyfus Stock Index             10.783286            9.602483         -10.95%              94,298            2000
Fund, Inc. - Q/NQ

Dreyfus Variable                10.173850            9.921665          -2.48%               4,404            2000
Investment Fund
-Appreciation
Portfolio(1) - Q/NQ

Federated Insurance              9.747622           10.568127            8.42%              8,311            2000
Series - Federated
Quality Bond Fund II -
Q/NQ

Fidelity VIP                     9.300541            9.887701           6.31%              51,011
Equity-Income
Portfolio: Service
Class - Q/NQ

Fidelity VIP Growth             12.309803           10.745932         -12.70%             101,068            2000
Portfolio: Service
Class - Q/NQ

Fidelity VIP High                9.662795            7.340109         -24.04%              17,319            2000
Income Portfolio:
Service Class - Q/NQ

Fidelity VIP Overseas           13.045702           10.353122         -20.64%               9,281            2000
Portfolio: Service
Class - Q/NQ

Fidelity VIP II                 11.266962           10.316947          -8.43%              84,405            2000
Contrafund(R)Portfolio:
Service Class - Q/NQ

Fidelity VIP III Growth          9.859832            8.015802         -18.70%              15,755            2000
Opportunities
Portfolio: Service
Class - Q/NQ

Janus Aspen Series -            10.000000            8.095727         -19.04%             118,431            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Janus Aspen Series -            10.000000            6.469900         -35.30%              92,046            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.132240         -18.68%             101,352            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                     9.697798            6.993410         -27.89%               7,357            2000
Appreciation Fund - Q/NQ

NSAT Dreyfus NSAT Mid           11.436215           12.932854          13.09%               5,958            2000
Cap Index Fund(1)-Q/NQ

NSAT Federated NSAT             10.768053            9.447118         -12.27%               8,491            2000
Equity Income Fund(2) -
Q/NQ

NSAT Federated NSAT              9.666832            8.703574          -9.96%               5,547            2000
High Income Bond Fund(3)
- Q/NQ

NSAT Gartmore NSAT              10.000000            8.673124         -13.27%                  20            2000
Emerging Markets
Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            5.990454         -40.10%                  24            2000
Global Technology and
Communications Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            9.208243          -7.92%                  31            2000
International Growth
Fund - Q/NQ


(1)  Formerly, NSAT Nationwide Mid Cap Index Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Government Bond             9.725276           10.743338          10.47%              17,109            2000
Fund - Q/NQ

NSAT J.P. Morgan NSAT            9.471823            9.264907          -2.18%              20,784            2000
Balanced Fund(1) - Q/NQ

NSAT MAS NSAT Multi              9.887582           10.254426           3.71%              10,822            2000
Sector Bond Fund(2) - Q/NQ

NSAT Money Market Fund*         10.198968           10.614638           4.08%              63,000            2000
- Q/NQ

NSAT Nationwide Global          11.170893            9.614186         -13.94%               8,320            2000
50 Fund(3) - Q/NQ

NSAT Nationwide Small           20.250073           16.662806         -17.71%              15,375            2000
Cap Growth Fund(4) - Q/NQ

NSAT Nationwide Small           11.685305           12.754961           9.15%              13,697            2000
Cap Value Fund - Q/NQ

NSAT Nationwide Small           14.110489           15.083183           6.89%              52,907            2000
Company Fund - Q/NQ

NSAT Nationwide                  8.539519            9.020303           5.63%               2,190            2000
Strategic Value Fund -
Q/NQ

NSAT Strong NSAT Mid            14.643628           12.163206          -2.67%              28,263            2000
Cap Growth Fund(5) - Q/NQ


(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5)  Formerly, NSAT Nationwide Strategic Growth Fund.
* The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was 4.24%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Total Return Fund           9.842006            9.456097          -3.92%              55,314            2000
- Q/NQ

NSAT Turner NSAT Growth         10.000000            6.315627         -36.84%                  15            2000
Focus Fund - Q/NQ

Neuberger Berman AMT             9.958551            9.885928          -0.73%               3,850            2000
Guardian Portfolio -
Q/NQ

Neuberger Berman AMT            15.248701           13.851206          -9.16%              39,859            2000
Mid-Cap Growth
Portfolio - Q/NQ

Neuberger Berman AMT             9.494931            9.385656          -1.15%               8,885            2000
Partners Portfolio -
Q/NQ

Oppenheimer Variable            16.054381           13.987563         -12.87%              80,705            2000
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            12.746543           12.483131          -2.07%              71,488            2000
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.480386          -5.20%               4,837            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            10.773688            9.647415         -10.45%              96,024            2000
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Strong Opportunity Fund         10.000000            9.733457          -2.67%              10,530            2000
II, Inc. - Q/NQ

The Universal                   11.199494           12.245260           9.34%                 627            2000
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio(1) - Q/NQ

The Universal                   10.000000            8.582480         -14.18%               6,674            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   10.905202           11.317531           3.78%               7,955            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               15.580817            8.890661         -42.94%               1,884            2000
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

Van Eck Worldwide                9.977040           10.910122           9.35%                   0            2000
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

Victory Variable                10.000000            9.854024          -1.46%               1,531            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

Victory Variable                10.000000           11.214476          12.14%                   0            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ

(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.90%)
                        (BOA Future/Valuebuilder Future)
          (VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF
                              THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                10.880025            9.541283         -12.30%              11,881            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ

American Century                15.294316           12.480327         -18.40%              18,453            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ

American Century                 8.768259           10.163375          15.91%               4,809            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ

Credit Suisse Warburg           15.600551           12.406646         -20.47%                   0            2000
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ

Credit Suisse Warburg           14.630509           10.636622         -27.30%                   0            2000
Pincus Trust -
International Equity
Portfolio(2) - Q/NQ

Credit Suisse Warburg            9.327994            9.967257           6.85%                 137            2000
Pincus Trust - Value
Portfolio(3) - Q/NQ

Dreyfus Investment              12.866500           12.370991          -3.85%                 527            2000
Portfolios - European
Equity Portfolio - Q/NQ

The Dreyfus Socially            11.852125           10.345179          12.71%              12,862            2000
Responsible Growth
Fund, Inc. - Q/NQ


(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Dreyfus Stock Index             10.779645            9.594375         -11.00%              40,751            2000
Fund, Inc. - Q/NQ

Dreyfus Variable                10.170406            9.913289          -2.53%               3,524            2000
Investment Fund
-Appreciation
Portfolio(1) - Q/NQ

Federated Insurance              9.744333           10.559225           8.36%               3,125            2000
Series - Federated
Quality Bond Fund II -
Q/NQ

Fidelity VIP                     9.297394            9.879350           6.26%               4,714            2000
Equity-Income
Portfolio: Service
Class - Q/NQ

Fidelity VIP Growth             12.305653           10.736866         -12.75%              59,620            2000
Portfolio: Service
Class - Q/NQ

Fidelity VIP High                9.659523            7.333907         -24.08%               4,625            2000
Income Portfolio:
Service Class - Q/NQ

Fidelity VIP Overseas           13.041301           10.344382         -20.68%               3,538            2000
Portfolio: Service
Class - Q/NQ

Fidelity VIP II                 11.263156           10.308233          -8.48%              25,250            2000
Contrafund(R)Portfolio:
Service Class - Q/NQ

Fidelity VIP III Growth          9.856495            8.009032         -18.74%              18,700            2000
Opportunities
Portfolio: Service
Class - Q/NQ

Janus Aspen Series -            10.000000            8.091928         -19.08%              59,411            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ


(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Janus Aspen Series -            10.000000            6.466853         -35.33%              47,293            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.128419         -18.72%              32,300            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                     9.694518            6.987497         -27.92%               1,779            2000
Appreciation Fund - Q/NQ

NSAT Dreyfus NSAT Mid           11.432355           12.921938          13.03%               8,380            2000
Cap Index Fund(1) - Q/NQ

NSAT Federated NSAT             10.764410            9.439135         -12.31%                 393            2000
Equity Income Fund(2) -
Q/NQ

NSAT Federated NSAT              9.663565            8.696224         -10.01%               3,041            2000
High Income Bond Fund(3)
- Q/NQ

NSAT Gartmore NSAT              10.000000            8.672055         -13.28%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            5.989717         -40.10%                   0            2000
Global Technology and
Communications Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            9.207114          -7.93%                   0            2000
International Growth
Fund - Q/NQ

(1)  Formerly, NSAT Nationwide Mid Cap Index Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Government Bond             9.721987           10.734272          10.41%               9,617            2000
Fund - Q/NQ

NSAT J.P. Morgan NSAT            9.468619            9.257079          -2.23%               7,049            2000
Balanced Fund(1) - Q/NQ

NSAT MAS NSAT Multi              9.884242           10.245769           3.66%                   0            2000
Sector Bond Fund(2) - Q/NQ

NSAT Money Market Fund*         10.195482           10.605632           4.02%              47,092            2000
- Q/NQ

NSAT Nationwide Global          11.167113            9.606072         -13.98%                 929            2000
50 Fund(3) - Q/NQ

NSAT Nationwide Small           20.243274           16.648755         -17.76%               6,653            2000
Cap Growth Fund(4) - Q/NQ

NSAT Nationwide Small           11.681367           12.744198           9.10%               6,544            2000
Cap Value Fund - Q/NQ

NSAT Nationwide Small           14.105728           15.070448           6.84%               9,932            2000
Company Fund - Q/NQ

NSAT Nationwide                  8.536625            9.012666           5.58%                 251            2000
Strategic Value Fund -
Q/NQ

NSAT Strong NSAT Mid            14.638685           12.152925         -16.98%               9,578            2000
Cap Growth Fund(5) - Q/NQ


(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5)  Formerly, NSAT Nationwide Strategic Growth Fund.
* The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was 4.19%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Total Return Fund           9.838680            9.448103          -3.97%               7,522            2000
- Q/NQ

NSAT Turner NSAT Growth         10.000000            6.314847         -36.85%                   0            2000
Focus Fund - Q/NQ

Neuberger Berman AMT             9.955186            9.877577          -0.87%                 927            2000
Guardian Portfolio -
Q/NQ

Neuberger Berman AMT            15.243555           13.839506          -9.21%              20,672            2000
Mid-Cap Growth
Portfolio - Q/NQ

Neuberger Berman AMT             9.491719            9.377731          -1.20%                 105            2000
Partners Portfolio -
Q/NQ

Oppenheimer Variable            16.048985           13.975777         -12.92%              23,450            2000
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            12.742243           12.472602          -2.12%              24,319            2000
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.477189          -5.23%               8,037            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            10.770042            9.639258         -10.50%              32,461            2000
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Strong Opportunity Fund         10.000000            9.730182          -2.70%               5,095            2000
II, Inc. - Q/NQ

The Universal                   11.195718           12.234919           9.28%                 665            2000
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio(1) - Q/NQ

The Universal                   10.000000            8.579581         -14.20%               1,543            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   10.897503           11.307986           3.77%               1,019            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               15.575591            8.883159         -42.97%               4,581            2000
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

Van Eck Worldwide                9.973670           10.900909           9.30%                   0            2000
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

Victory Variable                10.000000            9.850703          -1.49%               1,086            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

Victory Variable                10.000000           11.210704          12.11%                   0            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ


(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.95%)
                        (BOA Future/Valuebuilder Future)
          (VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF
                              THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                10.876352            9.533240         -12.35%               9,223            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ

American Century                15.289171           12.469801         -18.44%              36,626            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ

American Century                 8.765289           10.154779          15.85%               9,206            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ

Credit Suisse Warburg           15.595284           12.396149         -20.51%                   0            2000
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ

Credit Suisse Warburg           14.625579           10.627648         -27.34%                   0            2000
Pincus Trust -
International Equity
Portfolio(2) - Q/NQ

Credit Suisse Warburg            9.324847            9.958846           6.80%                   0            2000
Pincus Trust - Value
Portfolio(3) - Q/NQ

Dreyfus Investment              12.864800           12.363082          -3.90%                 419            2000
Portfolios - European
Equity Portfolio - Q/NQ

The Dreyfus Socially            11.848121           10.336445         -12.76%              19,564            2000
Responsible Growth
Fund, Inc. - Q/NQ


(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Dreyfus Stock Index             10.775998            9.586268         -11.04%              89,971            2000
Fund, Inc. - Q/NQ

Dreyfus Variable                10.166971            9.904915          -2.58%               7,007            2000
Investment Fund
-Appreciation
Portfolio(1) - Q/NQ

Federated Insurance              9.741035           10.550300           8.31%               1,319            2000
Series - Federated
Quality Bond Fund II -
Q/NQ

Fidelity VIP                     9.294244            9.871006           6.21%              29,366            2000
Equity-Income
Portfolio: Service
Class - Q/NQ

Fidelity VIP Growth             12.301489           10.727787         -12.79%              37,255            2000
Portfolio: Service
Class - Q/NQ

Fidelity VIP High                9.656256            7.327699         -24.11%              15,687            2000
Income Portfolio:
Service Class - Q/NQ

Fidelity VIP Overseas           13.036900           10.335636         -20.72%              10,698            2000
Portfolio: Service
Class - Q/NQ

Fidelity VIP II                 11.259347           10.299521          -8.52%              50,886            2000
Contrafund(R)Portfolio:
Service Class - Q/NQ

Fidelity VIP III Growth          9.853171            8.002263         -18.78%               4,834            2000
Opportunities
Portfolio: Service
Class - Q/NQ

Janus Aspen Series -            10.000000            8.088130         -19.12%              72,579            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ


(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Janus Aspen Series -            10.000000            6.463807         -35.36%              50,902            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.124596         -18.75%              28,745            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                     9.691237            6.981582         -27.96%                 259            2000
Appreciation Fund - Q/NQ

NSAT Dreyfus NSAT Mid           10.775998            9.586268         -11.04%              89,971            2000
Cap Index Fund(1) - Q/NQ

NSAT Federated NSAT             10.760775            9.431156         -12.36%              10,061            2000
Equity Income Fund(2) -
Q/NQ

NSAT Federated NSAT              9.660301            8.688881         -10.06%                 481            2000
High Income Bond Fund(3)
- Q/NQ

NSAT Gartmore NSAT              10.000000            8.670989         -13.29%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            5.988974         -40.11%                   0            2000
Global Technology and
Communications Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            9.205983          -7.94%                   0            2000
International Growth
Fund - Q/NQ


(1)  Formerly, NSAT Nationwide Mid Cap Index Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Government Bond             9.718698           10.725199          10.36%              26,795            2000
Fund - Q/NQ

NSAT J.P. Morgan NSAT            9.465417            9.249263          -2.28%               8,305            2000
Balanced Fund(1) - Q/NQ

NSAT MAS NSAT Multi              9.880904           10.237115           3.61%               5,401            2000
Sector Bond Fund(2) - Q/NQ

NSAT Money Market Fund*         10.191993           10.596630           3.97%              54,546            2000
- Q/NQ

NSAT Nationwide Global          11.163349            9.597955         -14.02%                 261            2000
50 Fund(3) - Q/NQ

NSAT Nationwide Small           20.236462           16.634699         -17.80%               4,291            2000
Cap Growth Fund(4) - Q/NQ

NSAT Nationwide Small           11.677418           12.733436           9.04%               4,708            2000
Cap Value Fund - Q/NQ

NSAT Nationwide Small           14.100980           15.057727           6.78%               9,183            2000
Company Fund - Q/NQ

NSAT Nationwide                  8.533747            9.005065           5.52%                   0            2000
Strategic Value Fund -
Q/NQ

NSAT Strong NSAT Mid            14.633744           12.142653         -17.02%               7,807            2000
Cap Growth Fund(5) - Q/NQ


(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5)  Formerly, NSAT Nationwide Strategic Growth Fund.
* The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was 4.14%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Total Return Fund           9.835355            9.440134          -4.02%               7,818            2000
- Q/NQ

NSAT Turner NSAT Growth         10.000000            6.314065         -36.86%                   0            2000
Focus Fund - Q/NQ

Neuberger Berman AMT             9.951814            9.869229          -0.83%               8,310            2000
Guardian Portfolio -
Q/NQ

Neuberger Berman AMT            15.238417           13.827826          -9.26%              13,566            2000
Mid-Cap Growth
Portfolio - Q/NQ

Neuberger Berman AMT             9.488501            9.369810          -1.25%                 232            2000
Partners Portfolio -
Q/NQ

Oppenheimer Variable            16.043574           13.963970         -12.96%              15,234            2000
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            12.737936           12.462062          -2.17%              14,643            2000
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.474001          -5.26%              13,896            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            10.766408            9.631127         -10.54%              22,952            2000
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Strong Opportunity Fund         10.000000            9.726901          -2.73%              14,541            2000
II, Inc. - Q/NQ

The Universal                   11.191935           12.224582           9.23%               2,924            2000
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio(1) - Q/NQ

The Universal                   10.000000            8.576684         -14.23%                 649            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   10.889793           11.298429           3.75%               2,698            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               15.570329            8.875639         -43.00%               3,039            2000
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

Van Eck Worldwide                9.970287           10.891686           9.24%                   0            2000
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

Victory Variable                10.000000            9.847382          -1.53%                   0            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

Victory Variable                10.000000           11.206923          12.07%                   0            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ


(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.00%)
                        (BOA Future/Valuebuilder Future)
          (VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF
                              THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                10.872664            9.525172         -12.39%               7,411            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ

American Century                15.284018           12.459273         -18.48%               3,058            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ

American Century                 8.762324           10.146205          15.79%               3,972            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ

Credit Suisse Warburg           15.590018           12.385672         -20.55%                   0            2000
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ

Credit Suisse Warburg           14.620650           10.618671         -27.37%                   0            2000
Pincus Trust -
International Equity
Portfolio(2) - Q/NQ

Credit Suisse Warburg            9.321684            9.950424           6.74%                   0            2000
Pincus Trust - Value
Portfolio(3) - Q/NQ

Dreyfus Investment              12.863095           12.355169          -3.95%               3,355            2000
Portfolios - European
Equity Portfolio - Q/NQ

The Dreyfus Socially            11.844117           10.327709         -12.80%               5,228            2000
Responsible Growth
Fund, Inc. - Q/NQ


(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Dreyfus Stock Index             10.772356            9.578167         -11.09%              44,846            2000
Fund, Inc. - Q/NQ

Dreyfus Variable                10.163530            9.896545          -2.63%               6,830            2000
Investment Fund
-Appreciation
Portfolio(1) - Q/NQ

Federated Insurance              9.737734           10.541374           8.25%               4,658            2000
Series - Federated
Quality Bond Fund II -
Q/NQ

Fidelity VIP                     9.291096            9.862672           6.15%              11,143            2000
Equity-Income
Portfolio: Service
Class - Q/NQ

Fidelity VIP Growth             12.297338           10.718728         -12.84%              39,859            2000
Portfolio: Service
Class - Q/NQ

Fidelity VIP High                9.652998            7.321509         -24.15%               1,192            2000
Income Portfolio:
Service Class - Q/NQ

Fidelity VIP Overseas           13.032507           10.326913         -20.76%               7,731            2000
Portfolio: Service
Class - Q/NQ

Fidelity VIP II                 11.255543           10.290816          -8.57%              24,879            2000
Contrafund(R)Portfolio:
Service Class - Q/NQ

Fidelity VIP III Growth          9.849830            7.995493         -18.83%              10,669            2000
Opportunities
Portfolio: Service
Class - Q/NQ

Janus Aspen Series -            10.000000            8.084324         -19.16%              42,015            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ


(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Janus Aspen Series -            10.000000            6.460766         -35.39%              56,932            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.120779         -18.79%              24,232            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                     9.687960            6.975678         -28.00%               1,021            2000
Appreciation Fund - Q/NQ

NSAT Dreyfus NSAT Mid           11.424623           12.900103          12.91%               1,359            2000
Cap Index Fund(1) - Q/NQ

NSAT Federated NSAT             10.757138            9.423183         -12.40%               5,842            2000
Equity Income Fund(2) -
Q/NQ

NSAT Federated NSAT              9.657039            8.681541         -10.10%                 572            2000
High Income Bond Fund3
- Q/NQ

NSAT Gartmore NSAT              10.000000            8.669923         -13.30%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            5.988233         -40.12%                   0            2000
Global Technology and
Communications Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            9.204854          -7.95%                   0            2000
International Growth
Fund - Q/NQ


(1)  Formerly, NSAT Nationwide Mid Cap Index Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Government Bond             9.715414           10.716144          10.30%                 678            2000
Fund - Q/NQ

NSAT J.P. Morgan NSAT            9.462219            9.241446          -2.33%              11,726            2000
Balanced Fund(1) - Q/NQ

NSAT MAS NSAT Multi              9.877567           10.228476           3.55%               1,495            2000
Sector Bond Fund(2) - Q/NQ

NSAT Money Market Fund*         10.188503           10.587626           3.92%             104,628            2000
- Q/NQ

NSAT Nationwide Global          11.159579            9.589849         -14.07%                 382            2000
50 Fund(3) - Q/NQ

NSAT Nationwide Small           20.229644           16.620645         -17.84%               6,080            2000
Cap Growth Fund(4) - Q/NQ

NSAT Nationwide Small           11.673473           12.722678           8.99%               7,680            2000
Cap Value Fund - Q/NQ

NSAT Nationwide Small           14.096223           15.045018           6.73%               6,390            2000
Company Fund - Q/NQ

NSAT Nationwide                  8.530859            8.997445           5.47%                   0            2000
Strategic Value Fund -
Q/NQ

NSAT Strong NSAT Mid            14.628811           12.132394         -17.07%               7,641            2000
Cap Growth Fund(5) - Q/NQ


(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5)  Formerly, NSAT Nationwide Strategic Growth Fund.
* The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was 4.09%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Total Return Fund           9.832030            9.432157          -4.07%               8,118            2000
- Q/NQ

NSAT Turner NSAT Growth         10.000000            6.313283         -36.87%                   0            2000
Focus Fund - Q/NQ

Neuberger Berman AMT             9.948455            9.860901          -0.88%               1,946            2000
Guardian Portfolio -
Q/NQ

Neuberger Berman AMT            15.233263           13.816124          -9.30%              16,154            2000
Mid-Cap Growth
Portfolio - Q/NQ

Neuberger Berman AMT             9.485289            9.361884          -1.30%               1,283            2000
Partners Portfolio -
Q/NQ

Oppenheimer Variable            16.038152           13.952164         -13.01%              15,841            2000
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            12.733633           12.451546          -2.22%              14,466            2000
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.470811          -5.29%                 682            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            10.762760            9.622980         -10.59%              36,827            2000
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Strong Opportunity Fund         10.000000            9.723624          -2.76%               6,431            2000
II, Inc. - Q/NQ

The Universal                   11.188158           12.214257           9.17%                 339            2000
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio(1) - Q/NQ

The Universal                   10.000000            8.573789         -14.26%                   0            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   10.882088           11.288871           3.74%                 104            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               15.565075            8.868130         -43.03%               4,668            2000
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

Van Eck Worldwide                9.966921           10.882498           9.19%                   0            2000
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

Victory Variable                10.000000            9.844067          -1.56%               3,941            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

Victory Variable                10.000000           11.203145          12.03%                   0            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ


(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.05%)
                        (BOA Future/Valuebuilder Future)
          (VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF
                              THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                10.868993            9.517124         -12.44%               1,201            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ

American Century                12.278859           12.448741         -18.52%               2,454            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ

American Century                 8.759360           10.137630          15.73%               4,298            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ

Credit Suisse Warburg           15.584757           12.375201         -20.59%                   0            2000
Pincus Trust - Global
Post-Venture Capital
Portfolio1 - Q/NQ

Credit Suisse Warburg           14.615712           10.609678         -27.41%                   0            2000
Pincus Trust -
International Equity
Portfolio - Q/NQ

Credit Suisse Warburg            9.318528            9.942010           6.69%                   0            2000
Pincus Trust - Value
Portfolio2 - Q/NQ

Dreyfus Investment              12.861395           12.347257          -4.00%               3,291            2000
Portfolios - European
Equity Portfolio - Q/NQ

The Dreyfus Socially            11.840111           10.318982         -12.85%               4,615            2000
Responsible Growth
Fund, Inc. - Q/NQ


(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Dreyfus Stock Index             10.768723            9.570079         -11.13%              17,895            2000
Fund, Inc. - Q/NQ

Dreyfus Variable                10.160091            9.888186          -2.68%               5,159            2000
Investment Fund
-Appreciation
Portfolio(1) - Q/NQ

Federated Insurance              9.734444           10.532467           8.20%               1,021            2000
Series - Federated
Quality Bond Fund II -
Q/NQ

Fidelity VIP                     9.287966            9.854339           6.10%               3,397
Equity-Income
Portfolio: Service
Class - Q/NQ

Fidelity VIP Growth             12.293179           10.709661         -12.88%              13,856            2000
Portfolio: Service
Class - Q/NQ

Fidelity VIP High                9.649726            7.315306         -24.19%                   0            2000
Income Portfolio:
Service Class - Q/NQ

Fidelity VIP Overseas           13.028101           10.318180         -20.80%                 765            2000
Portfolio: Service
Class - Q/NQ

Fidelity VIP II                 11.251727           10.282107          -8.62%               7,404            2000
Contrafund(R)Portfolio:
Service Class - Q/NQ

Fidelity VIP III Growth          9.846493            7.988718         -18.87%               2,899            2000
Opportunities
Portfolio: Service
Class - Q/NQ

Janus Aspen Series -            10.000000            8.080524         -19.19%              30,634            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ


(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Janus Aspen Series -            10.000000            6.457722         -35.24%              20,519            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.116951         -18.83%              21,498            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                     9.684680            6.969771         -28.03%                   0            2000
Appreciation Fund - Q/NQ

NSAT Dreyfus NSAT Mid           11.420762           12.889199          12.86%                 663            2000
Cap Index Fund(1) - Q/NQ

NSAT Federated NSAT             10.753493            9.415211         -12.45%                   0            2000
Equity Income Fund(2) -
Q/NQ

NSAT Federated NSAT              9.653769            8.674196         -10.15%                   0            2000
High Income Bond Fund(3)
- Q/NQ

NSAT Gartmore NSAT              10.000000            8.668856         -13.31%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            5.987495         -40.31%                   0            2000
Global Technology and
Communications Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            9.203720          -7.96%                   0            2000
International Growth
Fund - Q/NQ


(1)  Formerly, NSAT Nationwide Mid Cap Index Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Government Bond             9.712126           10.707078          10.24%               6,132            2000
Fund - Q/NQ

NSAT J.P. Morgan NSAT            9.459015            9.233639          -2.38%                   0            2000
Balanced Fund(1) - Q/NQ

NSAT MAS NSAT Multi              9.874217           10.219812           3.50%                   0            2000
Sector Bond Fund(2) - Q/NQ

NSAT Money Market Fund*         10.185016           10.578635           3.86%              27,962            2000
- Q/NQ

NSAT Nationwide Global          11.155808            9.581737         -14.11%                   0            2000
50 Fund(3) - Q/NQ

NSAT Nationwide Small           20.222829           16.606604         -17.88%               4,022            2000
Cap Growth Fund(4) - Q/NQ

NSAT Nationwide Small           11.669520           12.711918           8.93%               2,578            2000
Cap Value Fund - Q/NQ

NSAT Nationwide Small           14.091464           15.032303           6.68%               2,404            2000
Company Fund - Q/NQ

NSAT Nationwide                  8.527956            8.989827           5.42%                   0            2000
Strategic Value Fund -
Q/NQ

NSAT Strong NSAT Mid            14.623863           12.122123         -17.11%              13,848            2000
Cap Growth Fund(5) - Q/NQ


(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5)  Formerly, NSAT Nationwide Strategic Growth Fund.
* The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was 4.04%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Total Return Fund           9.828705            9.424179          -4.12%                 893            2000
- Q/NQ

NSAT Turner NSAT Growth         10.000000            6.312501         -36.87%                   0            2000
Focus Fund - Q/NQ

Neuberger Berman AMT             9.945085            9.852553          -0.93%                   0            2000
Guardian Portfolio -
Q/NQ

Neuberger Berman AMT            15.228125           13.804447          -9.35%              19,089            2000
Mid-Cap Growth
Portfolio - Q/NQ

Neuberger Berman AMT             9.482078            9.353966          -1.35%                   0            2000
Partners Portfolio -
Q/NQ

Oppenheimer Variable            16.032747           13.940374         -13.05%               6,374            2000
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            12.729331           12.441012          -2.26%               6,339            2000
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.467611          -5.32%                 841            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            10.759121            9.614839         -10.64%               2,472            2000
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Strong Opportunity Fund         10.000000            9.720342          -2.80%                   0            2000
II, Inc. - Q/NQ

The Universal                   11.184375           12.203935           9.12%                   0            2000
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio1 - Q/NQ

The Universal                   10.000000            8.570899         -14.29%                   0            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   10.874392           11.279333           3.72%                   0            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               15.559832            8.860634         -43.05%               1,776            2000
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

Van Eck Worldwide                9.963549           10.873293           9.13%               1,354            2000
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

Victory Variable                10.000000            9.840749          -1.59%               2,730            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

Victory Variable                10.000000           11.199378          11.99%                 807            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ


(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.10%)
                        (BOA Future/Valuebuilder Future)
          (VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF
                              THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                10.865313            9.509075         -12.48%                 815            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ

American Century                15.273710           12.438224         -18.56%                 742            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ

American Century                 8.756384           10.129056          15.68%               2,847            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ

Credit Suisse Warburg           15.579495           12.364730         -20.63%                   0            2000
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ

Credit Suisse Warburg           14.610777           10.600709         -27.45%                   0            2000
Pincus Trust -
International Equity
Portfolio - Q/NQ

Credit Suisse Warburg            9.315370            9.933956           6.64%                   0            2000
Pincus Trust - Value
Portfolio(2) - Q/NQ

Dreyfus Investment              12.859702           12.339366          -4.05%               2,609            2000
Portfolios - European
Equity Portfolio - Q/NQ

The Dreyfus Socially            11.836108           10.310249         -12.89%               2,528            2000
Responsible Growth
Fund, Inc. - Q/NQ


(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Dreyfus Stock Index             10.765069            9.561974         -11.18%               8,833            2000
Fund, Inc. - Q/NQ

Dreyfus Variable                10.156641            9.879814          -2.73%               4,188            2000
Investment Fund
-Appreciation
Portfolio(1) - Q/NQ

Federated Insurance              9.731148           10.523559            8.14%              4,473            2000
Series - Federated
Quality Bond Fund II -
Q/NQ

Fidelity VIP                     9.284810            9.846006           6.04%               3,954            2000
Equity-Income
Portfolio: Service
Class - Q/NQ

Fidelity VIP Growth             12.289021           10.700597         -12.93%              19,532            2000
Portfolio: Service
Class - Q/NQ

Fidelity VIP High                9.646466            7.309120         -24.23%                 864            2000
Income Portfolio:
Service Class - Q/NQ

Fidelity VIP Overseas           13.023698           10.309461         -20.84%                 937            2000
Portfolio: Service
Class - Q/NQ

Fidelity VIP II                 11.247919           10.273408          -8.66%               7,785            2000
Contrafund(R) Portfolio:
Service Class - Q/NQ

Fidelity VIP III Growth          9.843158            7.981954         -18.91%               1,648            2000
Opportunities
Portfolio: Service
Class - Q/NQ

Janus Aspen Series -            10.000000            8.076723         -19.23%              15,806            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ


(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Janus Aspen Series -            10.000000            6.454677         -35.45%              12,801            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.113132         -18.87%              14,610            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                     9.681400            6.963868         -28.07%               2,275            2000
Appreciation Fund - Q/NQ

NSAT Dreyfus NSAT Mid           11.416891           12.878299          12.80%               1,624            2000
Cap Index Fund(1)-Q/NQ

NSAT Federated NSAT             10.749854            9.407245         -12.49%               1,173            2000
Equity Income Fund(2) -
Q/NQ

NSAT Federated NSAT              9.650502            8.666861         -10.19%                 399            2000
High Income Bond Fund(3)
- Q/NQ

NSAT Gartmore NSAT              10.000000            8.667787         -13.32%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            5.986754         -40.13%                   0            2000
Global Technology and
Communications Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            9.202593          -7.97%                   0            2000
International Growth
Fund - Q/NQ

(1)  Formerly, NSAT Nationwide Mid Cap Index Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Government Bond             9.708836           10.698020          10.19%               5,047            2000
Fund - Q/NQ

NSAT J.P. Morgan NSAT            9.455807            9.225819          -2.43%               3,217            2000
Balanced Fund(1) - Q/NQ

NSAT MAS NSAT Multi              9.870880           10.211179           3.45%                 391            2000
Sector Bond Fund(2) - Q/NQ

NSAT Money Market Fund*         10.18526            10.569641           3.81%              14,152            2000
- Q/NQ

NSAT Nationwide Global          11.152016            9.573624         -14.15%                 713            2000
50 Fund(3) - Q/NQ

NSAT Nationwide Small           20.216023           16.592571         -17.92%               1,837            2000
Cap Growth Fund(4) - Q/NQ

NSAT Nationwide Small           11.665584           12.701183           8.88%               3,822            2000
Cap Value Fund - Q/NQ

NSAT Nationwide Small           14.086698           15.019588           6.62%               8,266            2000
Company Fund - Q/NQ

NSAT Nationwide                  8.525068            8.982219           5.36%                 144            2000
Strategic Value Fund -
Q/NQ

NSAT Strong NSAT Mid            14.618910           12.111863         -17.15%               1,315            2000
Cap Growth Fund(5) - Q/NQ


(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5)  Formerly, NSAT Nationwide Strategic Growth Fund.
* The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was 3.99%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Total Return Fund           9.825369            9.416202          -4.16%               5,245            2000
- Q/NQ

NSAT - Turner NSAT              10.000000            6.311716          -36.88                   0            2000
Growth Focus Fund - Q/NQ

Neuberger Berman AMT             9.941717            9.844228          -0.98%                 497            2000
Guardian Portfolio -
Q/NQ

Neuberger Berman AMT            15.222969           13.792758          -9.40%               6,870            2000
Mid-Cap Growth
Portfolio - Q/NQ

Neuberger Berman AMT             9.478868            9.346057          -1.40%                 752            2000
Partners Portfolio -
Q/NQ

Oppenheimer Variable            16.027328           13.928584         -13.09%              11,061            2000
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            12.725024           12.430490          -2.31%               7,234            2000
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.464418          -5.36%                 871            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            10.755476            9.606697         -10.68%               4,797            2000
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Strong Opportunity Fund         10.000000            9.717062          -2.83%                 255            2000
II, Inc. - Q/NQ

The Universal                   11.180591           12.193613           9.06%                   0            2000
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio(1) - Q/NQ

The Universal                   10.000000            8.567997         -14.32%                   0            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   10.866698           11.269804           3.71%                  14            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               15.554588            8.853136         -43.08%               3,492            2000
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

Van Eck Worldwide                9.960177           10.864101           9.08%                   0            2000
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

Victory Variable                10.000000            9.837436          -1.63%                   0            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

Victory Variable                10.000000           11.195599          11.96%                   0            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ


(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.15%)
                        (BOA Future/Valuebuilder Future)
          (VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF
                              THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                10.861635            9.501028         -12.53%                   0            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ

American Century                15.268547           12.427696         -18.61%               2,381            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ

American Century                 8.753418           10.120481          15.62%               1,514            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ

Credit Suisse Warburg           15.574225           12.354255         -20.67%                   0            2000
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ

Credit Suisse Warburg           14.605841           10.591740         -27.48%                   0            2000
Pincus Trust -
International Equity
Portfolio(2) - Q/NQ

Credit Suisse Warburg            9.312214            9.925196           6.58%                   0            2000
Pincus Trust - Value
Portfolio(3) - Q/NQ

Dreyfus Investment              12.857991           12.331453          -4.10%                 277            2000
Portfolios - European
Equity Portfolio - Q/NQ

The Dreyfus Socially            11.832110           10.301538         -12.94%               4,687            2000
Responsible Growth
Fund, Inc. - Q/NQ


(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Dreyfus Stock Index             10.761420            9.553880         -11.22%               9,379            2000
Fund, Inc. - Q/NQ

Dreyfus Variable                10.153208            9.871455          -2.78%               4,232            2000
Investment Fund
-Appreciation
Portfolio(1) - Q/NQ

Federated Insurance              9.727848           10.514640            8.09%              2,272            2000
Series - Federated
Quality Bond Fund II -
Q/NQ

Fidelity VIP                     9.281660            9.837664           5.99%                   0
Equity-Income
Portfolio: Service
Class - Q/NQ

Fidelity VIP Growth             12.284855           10.691535         -12.97%              11,478            2000
Portfolio: Service
Class - Q/NQ

Fidelity VIP High                9.643198            7.302933         -24.27%               2,839            2000
Income Portfolio:
Service Class - Q/NQ

Fidelity VIP Overseas           13.019301           10.300741         -20.88%                   0            2000
Portfolio: Service
Class - Q/NQ

Fidelity VIP II                 11.244112           10.264709          -8.71%               2,034            2000
Contrafund(R) Portfolio:
Service Class - Q/NQ

Fidelity VIP III Growth          9.839824            7.975200         -18.95%               1,710            2000
Opportunities
Portfolio: Service
Class - Q/NQ

Janus Aspen Series -            10.000000            8.072922         -19.27%              10,872            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ


(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Janus Aspen Series -            10.000000            6.451635         -35.48%              13,277            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.109310         -18.91%               7,282            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                     9.678122            6.957972         -28.11%                 899            2000
Appreciation Fund - Q/NQ

NSAT Dreyfus NSAT Mid           11.413030           12.867405          12.74%                 896            2000
Cap Index Fund(1)-Q/NQ

NSAT Federated NSAT             10.746213            9.399286         -12.53%                   0            2000
Equity Income Fund(2) -
Q/NQ

NSAT Federated NSAT              9.647227            8.659527         -10.24%                   0            2000
High Income Bond Fund(3)
- Q/NQ

NSAT Gartmore NSAT              10.000000            8.666715         -13.33%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            5.986011         -40.14%                 324            2000
Global Technology and
Communications Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            9.201455          -7.99%                   0            2000
International Growth
Fund - Q/NQ


(1)  Formerly, NSAT Nationwide Mid Cap Index Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Government Bond             9.705551           10.688972          10.13%                  20            2000
Fund - Q/NQ

NSAT J.P. Morgan NSAT            9.452610            9.218009          -2.48%                 209            2000
Balanced Fund(1) - Q/NQ

NSAT MAS NSAT Multi              9.867527           10.202517           3.39%                 224            2000
Sector Bond Fund(2) - Q/NQ

NSAT Money Market Fund*         10.178032           10.560647           3.76%              15,186            2000
- Q/NQ

NSAT Nationwide Global          11.148249            9.565529         -14.20%                   0            2000
50 Fund(3) - Q/NQ

NSAT Nationwide Small           20.209202           16.578533         -17.97%               2,195            2000
Cap Growth Fund(4) - Q/NQ

NSAT Nationwide Small           11.661628           12.690421           8.82%                 445            2000
Cap Value Fund - Q/NQ

NSAT Nationwide Small           14.081944           15.006886           6.57%                 606            2000
Company Fund - Q/NQ

NSAT Nationwide                  8.522180            8.974631           5.31%                   0            2000
Strategic Value Fund -
Q/NQ

NSAT Strong NSAT Mid            14.613981           12.101606         -17.19%               3,033            2000
Cap Growth Fund(5) - Q/NQ


(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5)  Formerly, NSAT Nationwide Strategic Growth Fund.
* The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was 3.94%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Total Return Fund           9.822044            9.408236          -4.21%                 197            2000
- Q/NQ

NSAT Turner NSAT Growth         10.000000            6.310935         -36.89%                   0            2000
Focus Fund - Q/NQ

Neuberger Berman AMT             9.938347            9.835896          -1.03%                 455            2000
Guardian Portfolio -
Q/NQ

Neuberger Berman AMT            15.217822           13.781080          -9.44%               7,587            2000
Mid-Cap Growth
Portfolio - Q/NQ

Neuberger Berman AMT             9.475658            9.338144          -1.45%                 387            2000
Partners Portfolio -
Q/NQ

Oppenheimer Variable            16.021918           13.916801         -13.14%               6,925            2000
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            12.720715           12.419973          -2.36%              10,796            2000
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.461221          -5.39%                  92            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            10.751840            9.598573         -10.73%              19,929            2000
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Strong Opportunity Fund         10.000000            9.713779          -2.86%                   0            2000
II, Inc. - Q/NQ

The Universal                   11.176818           12.183316           9.01%                 128            2000
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio(1) - Q/NQ

The Universal                   10.000000            8.565102         -14.35%                   0            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   10.859008           11.260270           3.70%                 693            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               15.549329            8.845631         -43.11%               2,415            2000
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

Van Eck Worldwide                9.956798           10.854899           9.02%                   0            2000
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

Victory Variable                10.000000            9.834117          -1.66%                 870            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

Victory Variable                10.000000           11.191823          11.92%                 190            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ


(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.20%)
                        (BOA Future/Valuebuilder Future)
          (VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF
                              THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                10.857953            9.492984         -12.57%               1,091            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ

American Century                15.263403           12.417190         -18.65%               1,205            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ

American Century                 8.750447           10.111910          15.56%               1,148            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ

Credit Suisse Warburg           15.568968           12.343799         -20.72%                   0            2000
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ

Credit Suisse Warburg           14.600910           10.582777         -27.52%                   0            2000
Pincus Trust -
International Equity
Portfolio - Q/NQ

Credit Suisse Warburg            9.309057            9.916793           6.53%                   0            2000
Pincus Trust - Value
Portfolio(2) - Q/NQ

Dreyfus Investment              12.856288           12.323550          -4.14%                 259            2000
Portfolios - European
Equity Portfolio - Q/NQ

The Dreyfus Socially            11.828093           10.292793         -12.98%               5,474            2000
Responsible Growth
Fund, Inc. - Q/NQ


(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Dreyfus Stock Index             10.757783            9.545801         -11.27%               8,594            2000
Fund, Inc. - Q/NQ

Dreyfus Variable                10.149769            9.863100          -2.82%                 240            2000
Investment Fund
-Appreciation
Portfolio(1) - Q/NQ

Federated Insurance              9.724549           10.505742            8.03%                  0            2000
Series - Federated
Quality Bond Fund II -
Q/NQ

Fidelity VIP                     9.278526            9.829356           5.94%                 192
Equity-Income
Portfolio: Service
Class - Q/NQ

Fidelity VIP Growth             12.280710           10.682489         -13.01%               4,589            2000
Portfolio: Service
Class - Q/NQ

Fidelity VIP High                9.639924            7.296736         -24.31%                 996            2000
Income Portfolio:
Service Class - Q/NQ

Fidelity VIP Overseas           13.014891           10.292010         -20.92%                 563            2000
Portfolio: Service
Class - Q/NQ

Fidelity VIP II                 11.240304           10.256023          -8.76%               7,733            2000
Contrafund(R) Portfolio:
Service Class - Q/NQ

Fidelity VIP III Growth          9.836490            7.968441         -18.99%               3,552            2000
Opportunities
Portfolio: Service
Class - Q/NQ

Janus Aspen Series -            10.000000            8.069120         -19.31%               3,388            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ


(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Janus Aspen Series -            10.000000            6.448594         -35.51%               5,495            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.105491         -18.95%               3,356            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                     9.674836            6.952067         -28.14%                   0            2000
Appreciation Fund - Q/NQ

NSAT Dreyfus NSAT Mid           11.409160           12.856503          12.69%               1,954            2000
Cap Index Fund(1)-Q/NQ

NSAT Federated NSAT             10.742571            9.391322         -12.58%                  87            2000
Equity Income Fund(2) -
Q/NQ

NSAT Federated NSAT              9.643966            8.652194         -10.28%                   0            2000
High Income Bond Fund(3)
- Q/NQ

NSAT Gartmore NSAT              10.000000            8.665651         -13.34%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            5.985272         -40.51%                   0            2000
Global Technology and
Communications Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            9.200325          -8.00%                   0            2000
International Growth
Fund - Q/NQ


(1)  Formerly, NSAT Nationwide Mid Cap Index Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Government Bond             9.702264           10.679917          10.08%                   0            2000
Fund - Q/NQ

NSAT J.P. Morgan NSAT            9.449403            9.210211          -2.53%               1,342            2000
Balanced Fund(1) - Q/NQ

NSAT MAS NSAT Multi              9.864187           10.193887           3.34%                   0            2000
Sector Bond Fund(2) - Q/NQ

NSAT Money Market Fund*         10.174543           10.551662           3.71%              12,873            2000
- Q/NQ

NSAT Nationwide Global          11.144476            9.557425         -14.24%                 238            2000
50 Fund(3) - Q/NQ

NSAT Nationwide Small           20.202378           16.564493         -18.01%               1,494            2000
Cap Growth Fund(4) - Q/NQ

NSAT Nationwide Small           11.657679           12.679678           8.77%                  33            2000
Cap Value Fund - Q/NQ

NSAT Nationwide Small           14.077165           14.994163           6.51%                 705            2000
Company Fund - Q/NQ

NSAT Nationwide                  8.519289            8.967017           5.26%                   0            2000
Strategic Value Fund -
Q/NQ

NSAT Strong NSAT Mid            14.609042           12.091356         -17.23%               1,481            2000
Cap Growth Fund(5) - Q/NQ


(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5)  Formerly, NSAT Nationwide Strategic Growth Fund.
* The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was 3.89%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Total Return Fund           9.818714            9.400269          -4.26%                   0            2000
- Q/NQ

NSAT Turner NSAT Growth         10.000000            6.310149         -36.90%                   0            2000
Focus Fund - Q/NQ

Neuberger Berman AMT             9.934970            9.827558          -1.08%                  75            2000
Guardian Portfolio -
Q/NQ

Neuberger Berman AMT            15.212681           13.769410          -9.49%               4,280            2000
Mid-Cap Growth
Portfolio - Q/NQ

Neuberger Berman AMT             9.472440            9.330235          -1.50%                 255            2000
Partners Portfolio -
Q/NQ

Oppenheimer Variable            16.016496           13.905014          -13.18               1,648            2000
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            12.716413           12.409461          -2.41%               1,188            2000
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.458032          -5.42%                   0            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            10.748188            9.590436         -10.77%               7,903            2000
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Strong Opportunity Fund         10.000000            9.710502          -2.89%                  40            2000
II, Inc. - Q/NQ

The Universal                   11.173033           12.173002           8.95%                   0            2000
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio(1) - Q/NQ

The Universal                   10.000000            8.562201         -14.38%                 122            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   10.851309           11.250727           3.68%                   0            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               15.544076            8.838136         -43.14%                 500            2000
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

Van Eck Worldwide                9.953428           10.845725           8.96%                   0            2000
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

Victory Variable                10.000000            9.830796          -1.69%                   0            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

Victory Variable                10.000000           11.188045          11.88%                   0            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ


(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.25%)
                        (BOA Future/Valuebuilder Future)
          (VARIABLE ACCOUNT CHARGES OF 2.25% OF THE DAILY NET ASSETS OF
                              THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                10.000000            8.985762         -10.14%                 110            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ

American Century                10.000000            8.459814         -15.40%                 169            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ

American Century                10.000000           11.762857          17.63%                   0            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ

Credit Suisse Warburg           10.000000            7.472935         -25.27%                   0            2000
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ

Credit Suisse Warburg           10.000000            7.599637         -24.00%                   0            2000
Pincus Trust -
International Equity
Portfolio - Q/NQ

Credit Suisse Warburg           10.000000           11.298091          12.98%                   0            2000
Pincus Trust - Value
Portfolio(2) - Q/NQ

Dreyfus Investment              10.000000            9.659813          -3.40%                   0            2000
Portfolios - European
Equity Portfolio - Q/NQ

The Dreyfus Socially            10.000000            8.812703         -11.87%                 194            2000
Responsible Growth
Fund, Inc. - Q/NQ


(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Dreyfus Stock Index             10.000000            9.049949          -9.50%                  84            2000
Fund, Inc. - Q/NQ

Dreyfus Variable                10.000000            9.754707          -2.45%                 147            2000
Investment Fund
-Appreciation
Portfolio(1) - Q/NQ

Federated Insurance             10.000000           10.878559           8.79%                  93            2000
Series - Federated
Quality Bond Fund II -
Q/NQ

Fidelity VIP                    10.000000           10.983138           9.83%                   0
Equity-Income
Portfolio: Service
Class - Q/NQ

Fidelity VIP Growth             10.000000            8.564829         -14.35%                 224            2000
Portfolio: Service
Class - Q/NQ

Fidelity VIP High               10.000000            7.698171         -23.02%                  52            2000
Income Portfolio:
Service Class - Q/NQ

Fidelity VIP Overseas           10.000000            8.283269         -17.17%                 132            2000
Portfolio: Service
Class - Q/NQ

Fidelity VIP II                 10.000000            9.125314          -8.75%                 465            2000
Contrafund(R) Portfolio:
Service Class - Q/NQ

Fidelity VIP III Growth         10.000000            8.386726         -16.13%                  94            2000
Opportunities
Portfolio: Service
Class - Q/NQ

Janus Aspen Series -            10.000000            8.065320         -19.35%                 127            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ


(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Janus Aspen Series -            10.000000            6.445540         -35.54%                  25            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.101668         -18.98%                 374            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                    10.000000            7.345790         -26.54%                 155            2000
Appreciation Fund - Q/NQ

NSAT Dreyfus NSAT Mid           10.000000           11.070860          10.71%                  70            2000
Cap Index Fund(1)-Q/NQ

NSAT Federated NSAT             10.000000            8.516206         -14.84%                  91            2000
Equity Income Fund(2) -
Q/NQ

NSAT Federated NSAT             10.000000            9.103082          -8.97%                 230            2000
High Income Bond Fund(3)
- Q/NQ

NSAT Gartmore NSAT              10.000000            8.664580         -13.35%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            5.984527         -40.15%                   0            2000
Global Technology and
Communications Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            9.199196          -8.01%                   0            2000
International Growth
Fund - Q/NQ

(1)  Formerly, NSAT Nationwide Mid Cap Index Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Government Bond            10.000000           11.057449          10.57%                 114            2000
Fund - Q/NQ

NSAT J.P. Morgan NSAT           10.000000            9.764125          -2.36%                   0            2000
Balanced Fund(1) - Q/NQ

NSAT MAS NSAT Multi             10.000000           10.409141           4.09%                 122            2000
Sector Bond Fund(2) - Q/NQ

NSAT Money Market Fund*         10.000000           10.365377           3.65%               1,199            2000
- Q/NQ

NSAT Nationwide Global          10.000000            8.746493         -12.54%                  79            2000
50 Fund(3) - Q/NQ

NSAT Nationwide Small           10.000000            7.734364         -22.66%                   0            2000
Cap Growth Fund(4) - Q/NQ

NSAT Nationwide Small           10.000000           10.987084           9.87%                 150            2000
Cap Value Fund - Q/NQ

NSAT Nationwide Small           10.000000           10.033816           0.34%                  71            2000
Company Fund - Q/NQ

NSAT Nationwide                 10.000000           10.693129           6.93%                   0            2000
Strategic Value Fund -
Q/NQ

NSAT Strong NSAT Mid            10.000000            7.657476         -23.43%                  70            2000
Cap Growth Fund(5) - Q/NQ


(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5)  Formerly, NSAT Nationwide Strategic Growth Fund.
* The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was 3.83%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Total Return Fund          10.000000            9.870104          -1.30%                   0            2000
- Q/NQ

NSAT Turner NSAT Growth         10.000000            6.309370          36.91%                   0            2000
Focus Fund - Q/NQ

Neuberger Berman AMT            10.000000           10.084335           0.84%                   0            2000
Guardian Portfolio -
Q/NQ

Neuberger Berman AMT            10.000000            8.271972         -17.28                   77            2000
Mid-Cap Growth
Portfolio - Q/NQ

Neuberger Berman AMT            10.000000           10.026240           0.26%                  88            2000
Partners Portfolio -
Q/NQ

Oppenheimer Variable            10.000000            7.617605         -23.82%                 219            2000
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            10.000000            9.729278          -2.71%                  74            2000
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.454837          -5.45%                   0            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            10.000000            8.962724         -10.37%                 257            2000
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Strong Opportunity Fund         10.000000            9.707223          -2.93%                   0            2000
II, Inc. - Q/NQ

The Universal                   10.000000           10.919466           9.19%                   0            2000
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio(2) - Q/NQ

The Universal                   10.000000            8.559304         -14.41%                   0            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   11.713511           12.142985           3.67%                   0            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               10.000000            5.627188         -43.73%                  10            2000
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

Van Eck Worldwide               10.000000           10.796770           7.97%                   0            2000
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

Victory Variable                10.000000            9.827474          -1.73%                   0            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

Victory Variable                10.000000           11.184272          11.84%                   0            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ


(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.30%)
                        (BOA Future/Valuebuilder Future)
          (VARIABLE ACCOUNT CHARGES OF 2.30% OF THE DAILY NET ASSETS OF
                              THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                10.000000            8.981451         -10.19%                 134            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ

American Century                10.000000            8.455758         -15.44%                   0            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ

American Century                10.000000           11.757218          17.57%                   0            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ

Credit Suisse Warburg           10.000000            7.469344         -25.31%                   0            2000
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ

Credit Suisse Warburg           10.000000            7.595986         -24.04%                   0            2000
Pincus Trust -
International Equity
Portfolio - Q/NQ

Credit Suisse Warburg           10.000000           11.292685          12.93%                  37            2000
Pincus Trust - Value
Portfolio(2) - Q/NQ

Dreyfus Investment              10.000000            9.655180          -3.45%                  42            2000
Portfolios - European
Equity Portfolio - Q/NQ

The Dreyfus Socially            10.000000            8.808475         -11.92%                  72            2000
Responsible Growth
Fund, Inc. - Q/NQ


(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Dreyfus Stock Index             10.000000            9.045619          -9.54%                 291            2000
Fund, Inc. - Q/NQ

Dreyfus Variable                10.000000            9.750036          -2.50%                 196            2000
Investment Fund
-Appreciation
Portfolio(1) - Q/NQ

Federated Insurance             10.000000           10.873335           8.73%                   0            2000
Series - Federated
Quality Bond Fund II -
Q/NQ

Fidelity VIP                    10.000000           10.977883           9.78%                   0
Equity-Income
Portfolio: Service
Class - Q/NQ

Fidelity VIP Growth             10.000000            8.560720         -14.39%                 258            2000
Portfolio: Service
Class - Q/NQ

Fidelity VIP High               10.000000            7.694489         -23.06%                   0            2000
Income Portfolio:
Service Class - Q/NQ

Fidelity VIP Overseas           10.000000            8.279284         -17.21%                   0            2000
Portfolio: Service
Class - Q/NQ

Fidelity VIP II                 10.000000            9.120941          -8.79%                   0            2000
Contrafund(R) Portfolio:
Service Class - Q/NQ

Fidelity VIP III Growth         10.000000            8.382707         -16.17%                 118            2000
Opportunities
Portfolio: Service
Class - Q/NQ

Janus Aspen Series -            10.000000            8.061516         -19.38%                 225            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ


(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Janus Aspen Series -            10.000000            6.442503         -35.57%                 310            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.097850         -19.02%                 161            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                    10.000000            7.342265         -26.58%                   0            2000
Appreciation Fund - Q/NQ

NSAT Dreyfus NSAT Mid           10.000000           11.065553          10.66%                   0            2000
Cap Index Fund(1)-Q/NQ

NSAT Federated NSAT             10.000000            8.512121         -14.88%                   0            2000
Equity Income Fund(2) -
Q/NQ

NSAT Federated NSAT             10.000000            9.098723          -9.01%                   0            2000
High Income Bond Fund(3)
- Q/NQ

NSAT Gartmore NSAT              10.000000            8.663506         -13.36%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            5.983787         -40.16%                   0            2000
Global Technology and
Communications Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            9.198060          -8.02%                   0            2000
International Growth
Fund - Q/NQ


(1)  Formerly, NSAT Nationwide Mid Cap Index Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Government Bond            10.000000           11.052137          10.52%                   0            2000
Fund - Q/NQ

NSAT J.P. Morgan NSAT           10.000000            9.759455          -2.41%                   0            2000
Balanced Fund(1) - Q/NQ

NSAT MAS NSAT Multi             10.000000           10.404143           4.04%                   0            2000
Sector Bond Fund(2) - Q/NQ

NSAT Money Market Fund*         10.000000           10.360104           3.60%                   0            2000
- Q/NQ

NSAT Nationwide Global          10.000000            8.742303         -12.58%                   0            2000
50 Fund(3) - Q/NQ

NSAT Nationwide Small           10.000000            7.730647         -22.69%                  86            2000
Cap Growth Fund(4) - Q/NQ

NSAT Nationwide Small           10.000000           10.981823           9.82%                   0            2000
Cap Value Fund - Q/NQ

NSAT Nationwide Small           10.000000           10.029013           0.29%                  25            2000
Company Fund - Q/NQ

NSAT Nationwide                 10.000000           10.688003           6.88%                   0            2000
Strategic Value Fund -
Q/NQ

NSAT Strong NSAT Mid            10.000000            7.653794         -23.46%                  71            2000
Cap Growth Fund(5) - Q/NQ


(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5)  Formerly, NSAT Nationwide Strategic Growth Fund.
* The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was 3.78%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Total Return Fund          10.000000            9.865373          -1.35%                   0            2000
- Q/NQ

NSAT Turner NSAT Growth         10.000000            6.308584         -36.91%                   0            2000
Focus Fund - Q/NQ

Neuberger Berman AMT            10.000000           10.079498           0.79%                   0            2000
Guardian Portfolio -
Q/NQ

Neuberger Berman AMT            10.000000            8.267999         -17.32%                 572            2000
Mid-Cap Growth
Portfolio - Q/NQ

Neuberger Berman AMT            10.000000           10.021444           0.21%                   0            2000
Partners Portfolio -
Q/NQ

Oppenheimer Variable            10.000000            7.613945         -23.86                   90            2000
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            10.000000            9.724617          -2.75%                 229            2000
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.451634          -5.48%                   0            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            10.000000            8.958418         -10.42%                  96            2000
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

UNDERLYING MUTUAL FUND        ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                              VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION      YEAR
                              BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                              PERIOD                                                      PERIOD
Strong Opportunity Fund         10.000000            9.703941          -2.96%                   0            2000
II, Inc. - Q/NQ


The Universal                   10.000000           10.914229           9.14%                   0            2000
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio(1) - Q/NQ


The Universal                   10.000000            8.556411         -14.44%                   0            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ


The Universal                   11.709515           12.137171           3.65%                 469            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ


Van Eck Worldwide               10.000000            5.624474         -43.76%                 102            2000
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ


Van Eck Worldwide               10.000000           10.791606           7.92%                  32            2000
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ


Victory Variable                10.000000            9.824158          -1.76%                   0            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ


Victory Variable                10.000000           11.180484          11.80%                   0            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ



(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.35%)
                        (BOA Future/Valuebuilder Future)
 (VARIABLE ACCOUNT CHARGES OF 2.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
American Century                10.000000            8.977147         -10.23%                  96            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ


American Century                10.000000            8.451695         -15.48%                  40            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ


American Century                10.000000           11.751589          17.52%                   0            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ


Credit Suisse Warburg           10.000000            7.465751         -25.34%                   0            2000
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ


Credit Suisse Warburg           10.000000            7.592338         -24.08%                   0            2000
Pincus Trust -
International Equity
Portfolio - Q/NQ


Credit Suisse Warburg           10.000000           11.287278          12.87%                   0            2000
Pincus Trust - Value
Portfolio(2) - Q/NQ


Dreyfus Investment              10.000000            9.650544          -3.49%                   0            2000
Portfolios - European
Equity Portfolio - Q/NQ


The Dreyfus Socially            10.000000            8.804257         -11.96%                 332            2000
Responsible Growth
Fund, Inc. - Q/NQ


(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.


UNDERLYING MUTUAL FUND         ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                               VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                               BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                               PERIOD                                                      PERIOD

Dreyfus Stock Index             10.000000            9.041279          -9.59%                   508            2000
Fund, Inc. - Q/NQ


Dreyfus Variable                10.000000            9.745353          -2.55%                   189            2000
Investment Fund
-Appreciation
Portfolio(1) - Q/NQ


Federated Insurance             10.000000           10.868122           8.68%                     0            2000
Series - Federated
Quality Bond Fund II -
Q/NQ


Fidelity VIP                    10.000000           10.972627           9.73%                    94
Equity-Income
Portfolio: Service
Class - Q/NQ


Fidelity VIP Growth             10.000000            8.556607         -14.43%                   514            2000
Portfolio: Service
Class - Q/NQ


Fidelity VIP High               10.000000            7.690792         -23.09%                     0            2000
Income Portfolio:
Service Class - Q/NQ


Fidelity VIP Overseas           10.000000            8.275319         -17.25%                     0            2000
Portfolio: Service
Class - Q/NQ


Fidelity VIP II                 10.000000            9.116560          -8.83%                   382            2000
Contrafund(R)Portfolio:
Service Class - Q/NQ


Fidelity VIP III Growth         10.000000            8.378685         -16.21%                   130            2000
Opportunities
Portfolio: Service
Class - Q/NQ



Janus Aspen Series -            10.000000            8.057707         -19.42%                   398            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ



(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.

UNDERLYING MUTUAL FUND         ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                               VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                               BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                               PERIOD                                                      PERIOD

Janus Aspen Series -            10.000000              6.439456            -35.61%                 226            2000
Global Technology
Portfolio: Service
Shares-Q/NQ


Janus Aspen Series -            10.000000              8.094029            -19.06%                 231            2000
International Growth
Portfolio: Service
Shares-Q/NQ


NSAT Capital                    10.000000              7.338737            -26.61%                 113            2000
Appreciation Fund - Q/NQ


NSAT Dreyfus NSAT Mid           10.000000             11.060235             10.60%                  77            2000
Cap Index Fund(1)-Q/NQ


NSAT Federated NSAT             10.000000              8.508038            -14.92%                   0            2000
Equity Income Fund(2) -
Q/NQ


NSAT Federated NSAT             10.000000              9.094356             -9.06%                   0            2000
High Income Bond Fund(3)
- Q/NQ


NSAT Gartmore NSAT              10.000000              8.662437            -13.38%                   0            2000
Emerging Markets
Fund-Q/NQ


NSAT Gartmore NSAT              10.000000              5.983044            -40.17%                   0            2000
Global Technology and
Communications Fund-Q/NQ


NSAT Gartmore NSAT              10.000000              9.196930             -8.03%                   0            2000
International Growth
Fund - Q/NQ


(1)  Formerly, NSAT Nationwide Mid Cap Index Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.

s

UNDERLYING MUTUAL FUND         ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                               VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION     YEAR
                               BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                               PERIOD                                                      PERIOD
NSAT Government Bond            10.000000           11.046858              10.47%                   0        2000
Fund - Q/NQ


NSAT J.P. Morgan NSAT           10.000000            9.754766              -2.45%                   0        2000
Balanced Fund(1) - Q/NQ


NSAT MAS NSAT Multi             10.000000           10.399162               3.99%                   0        2000
Sector Bond Fund(2) - Q/NQ


NSAT Money Market Fund*         10.000000           10.354832               3.55%                   0        2000
- Q/NQ


NSAT Nationwide Global          10.000000            8.738100             -12.62%                 111        2000
50 Fund(3) - Q/NQ


NSAT Nationwide Small           10.000000            7.726928             -22.73%                  28        2000
Cap Growth Fund(4) - Q/NQ


NSAT Nationwide Small           10.000000           10.976551               9.77%                  90        2000
Cap Value Fund - Q/NQ


NSAT Nationwide Small           10.000000           10.024193               0.24%                   0        2000
Company Fund - Q/NQ


NSAT Nationwide                 10.000000           10.682881               6.83%                   0        2000
Strategic Value Fund -
Q/NQ


NSAT Strong NSAT Mid            10.000000            7.650115             -23.50%                 119        2000
Cap Growth Fund5 - Q/NQ


(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3) Formerly, NSAT Nationwide Global Equity Fund.
(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5) Formerly, NSAT Nationwide Strategic Growth Fund.

*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
3.73%.

UNDERLYING MUTUAL FUND        ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                              VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION       YEAR
                              BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                              PERIOD                                                      PERIOD

NSAT Total Return Fund          10.000000            9.860642          -1.39%                   0            2000
- Q/NQ


NSAT Turner NSAT Growth         10.000000            6.307802         -36.92%                   0            2000
Focus Fund - Q/NQ


Neuberger Berman AMT            10.000000           10.074663           0.75%                   0            2000
Guardian Portfolio -
Q/NQ


Neuberger Berman AMT            10.000000            8.264028         -17.36%                 241            2000
Mid-Cap Growth
Portfolio - Q/NQ


Neuberger Berman AMT            10.000000           10.016641           0.17%                 118            2000
Partners Portfolio -
Q/NQ


Oppenheimer Variable            10.000000            7.610281         -23.90%                  61            2000
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ


Oppenheimer Variable            10.000000            9.719952          -2.80%                 177            2000
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ


Oppenheimer Variable            10.000000            9.448430          -5.52%                   0            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ


Oppenheimer Variable            10.000000            8.954125         -10.46%                 407            2000
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ



(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

UNDERLYING MUTUAL FUND        ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                              VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                              BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                              PERIOD                                                      PERIOD
Strong Opportunity Fund         10.000000            9.700655               -2.99%              0            2000
II, Inc. - Q/NQ


The Universal                   10.000000           10.908993                9.09%              0            2000
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio(1) - Q/NQ


The Universal                   10.000000            8.553505              -14.46%              0            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ


The Universal                   11.705527           12.131359                3.64%              0            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ


Van Eck Worldwide               10.000000            5.621762              -43.78%             36            2000
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ


Van Eck Worldwide               10.000000           10.786422                7.86%              0            2000
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ


Victory Variable                10.000000            9.820833               -1.79%              0            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ


Victory Variable                10.000000           11.176712               11.77%              0            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ



(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.


                     OPTIONAL BENEFITS ELECTED (TOTAL 2.40%)
                        (BOA Future/Valuebuilder Future)
 (VARIABLE ACCOUNT CHARGES OF 2.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND        ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                              VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION       YEAR
                              BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                              PERIOD                                                      PERIOD

American Century                10.000000            8.972837              -10.27%                0            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ


American Century                10.000000            8.447635              -15.52%               76            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ


American Century                10.000000           11.745952               17.46%                0            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ


Credit Suisse Warburg           10.000000            7.462157              -25.38%                0            2000
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ


Credit Suisse Warburg           10.000000            7.588692              -24.51%                0            2000
Pincus Trust -
International Equity
Portfolio(2) - Q/NQ


Credit Suisse Warburg           10.000000           11.281857               12.82%                0            2000
Pincus Trust - Value
Portfolio3 - Q/NQ


Dreyfus Investment              10.000000            9.645908               -3.54%                0            2000
Portfolios - European
Equity Portfolio - Q/NQ


The Dreyfus Socially            10.000000            8.800025              -12.00%                0            2000
Responsible Growth
Fund, Inc. - Q/NQ



(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND        ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                              VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                              BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                              PERIOD                                                      PERIOD
Dreyfus Stock Index             10.000000            9.036946             -9.63%              197            2000
Fund, Inc. - Q/NQ



Dreyfus Variable                10.000000            9.740687             -2.59%              197            2000
Investment Fund
-Appreciation
Portfolio(1) - Q/NQ


Federated Insurance             10.000000           10.862915               8.63%               0            2000
Series - Federated
Quality Bond Fund II -
Q/NQ


Fidelity VIP                    10.000000           10.967362              9.67%                0
Equity-Income
Portfolio: Service
Class - Q/NQ


Fidelity VIP Growth             10.000000            8.552504            -14.47%              170            2000
Portfolio: Service
Class - Q/NQ


Fidelity VIP High               10.000000            7.687098            -23.13%                0            2000
Income Portfolio:
Service Class - Q/NQ


Fidelity VIP Overseas           10.000000            8.271345            -17.29%                0            2000
Portfolio: Service
Class - Q/NQ


Fidelity VIP II                 10.000000            9.112186             -8.88%                0            2000
Contrafund(R)Portfolio:
Service Class - Q/NQ


Fidelity VIP III Growth         10.000000            9.374665            -16.25%              117            2000
Opportunities
Portfolio: Service
Class - Q/NQ


Janus Aspen Series -            10.000000            8.053910            -19.46%              151            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ


(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.

UNDERLYING MUTUAL FUND        ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                              VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                              BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                              PERIOD                                                      PERIOD

Janus Aspen Series -            10.000000            6.436409         -35.64                  158            2000
Global Technology
Portfolio: Service
Shares-Q/NQ


Janus Aspen Series -            10.000000            8.090205         -19.10%                  68            2000
International Growth
Portfolio: Service
Shares-Q/NQ


NSAT Capital                    10.000000            7.335214         -26.65%                   0            2000
Appreciation Fund - Q/NQ

NSAT Dreyfus NSAT Mid           10.000000           11.054931          10.55%                   0            2000
Cap Index Fund(1)-Q/NQ


NSAT Federated NSAT             10.000000            8.503946         -14.96%                   0            2000
Equity Income Fund(2) -
Q/NQ


NSAT Federated NSAT             10.000000            9.089988          -9.10%                   0            2000
High Income Bond Fund(3)
- Q/NQ


NSAT Gartmore NSAT              10.000000            8.661369         -13.39%                   0            2000
Emerging Markets
Fund-Q/NQ


NSAT Gartmore NSAT              10.000000            5.982301         -40.18%                   0            2000
Global Technology and
Communications Fund-Q/NQ


NSAT Gartmore NSAT              10.000000            9.195793          -8.04%                   0            2000
International Growth
Fund - Q/NQ


(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND        ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                              VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                              BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                              PERIOD                                                      PERIOD
NSAT Government Bond            10.000000           11.041543          10.42%                   0            2000
Fund - Q/NQ


NSAT J.P. Morgan NSAT           10.000000            9.750097          -2.50%                   0            2000
Balanced Fund(1) - Q/NQ


NSAT MAS NSAT Multi             10.000000           10.394163           3.94%                   0            2000
Sector Bond Fund(2) - Q/NQ


NSAT Money Market Fund*         10.000000           10.349558           3.50%                   0            2000
- Q/NQ


NSAT Nationwide Global          10.000000            8.733904         -12.66%                   0            2000
50 Fund(3) - Q/NQ


NSAT Nationwide Small           10.000000            7.723216         -22.77%                  53            2000
Cap Growth Fund(4) - Q/NQ


NSAT Nationwide Small           10.000000           10.971289           9.71%                   0            2000
Cap Value Fund - Q/NQ


NSAT Nationwide Small           10.000000           10.019378           0.19%                   0            2000
Company Fund - Q/NQ


NSAT Nationwide                 10.000000           10.677761           6.78%                   0            2000
Strategic Value Fund -
Q/NQ


NSAT Strong NSAT Mid            10.000000            7.646435         -23.54%                  22            2000
Cap Growth Fund5 - Q/NQ



(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3) Formerly, NSAT Nationwide Global Equity Fund.
(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5) Formerly, NSAT Nationwide Strategic Growth Fund.

*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
3.68%.

UNDERLYING MUTUAL FUND        ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                              VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                              BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                              PERIOD                                                      PERIOD
NSAT Total Return Fund          10.000000            9.855917          -1.44%                   0            2000
- Q/NQ


NSAT Turner NSAT Growth         10.000000            6.307019         -36.93%                   0            2000
Focus Fund - Q/NQ


Neuberger Berman AMT            10.000000           10.069841           0.70%                   0            2000
Guardian Portfolio -
Q/NQ


Neuberger Berman AMT            10.000000            8.260056         -17.40%                 133            2000
Mid-Cap Growth
Portfolio - Q/NQ


Neuberger Berman AMT            10.000000           10.011830           0.12%                   0            2000
Partners Portfolio -
Q/NQ


Oppenheimer Variable            10.000000            7.606620         -23.93%                  53            2000
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ


Oppenheimer Variable            10.000000            9.715281          -2.85%                 153            2000
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ


Oppenheimer Variable            10.000000            9.445238          -5.55%                   0            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ


Oppenheimer Variable            10.000000            8.949821         -10.50%                  60            2000
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ





(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

UNDERLYING MUTUAL FUND        ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                              VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                              BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                              PERIOD                                                      PERIOD

Strong Opportunity Fund         10.000000            9.697377          -3.03%                   0            2000
II, Inc. - Q/NQ


The Universal                   10.000000           10.903768           9.04%                   0            2000
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio(1) - Q/NQ


The Universal                   10.000000            8.550613         -14.49%                   0            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ


The Universal                   11.701537           12.125541           3.62%                   0            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ


Van Eck Worldwide               10.000000            5.619062         -43.81%                  68            2000
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ


Van Eck Worldwide               10.000000           10.781257           7.81%                   0            2000
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ


Victory Variable                10.000000            9.817514          -1.82%                   0            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ


Victory Variable                10.000000           11.172925          11.73%                   0            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ





(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.45%)
                        (BOA Future/Valuebuilder Future)
 (VARIABLE ACCOUNT CHARGES OF 2.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND        ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                              VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                              BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                              PERIOD                                                      PERIOD

American Century                10.000000            8.968531         -10.31%                   0            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ


American Century                10.000000            8.443572         -15.56%                   0            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ


American Century                10.000000           11.740322          17.40%                   0            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ


Credit Suisse Warburg           10.000000            7.458568         -25.41%                   0            2000
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ


Credit Suisse Warburg           10.000000            7.585044          -24.15                   0            2000
Pincus Trust -
International Equity
Portfolio - Q/NQ


Credit Suisse Warburg           10.000000           11.276456          12.76%                   0            2000
Pincus Trust - Value
Portfolio(2) - Q/NQ


Dreyfus Investment              10.000000            9.641278          -3.59%                   0            2000
Portfolios - European
Equity Portfolio - Q/NQ


The Dreyfus Socially            10.000000            8.795800         -12.04%                 197            2000
Responsible Growth
Fund, Inc. - Q/NQ



(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND        ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                              VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                              BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                              PERIOD                                                      PERIOD
Dreyfus Stock Index             10.000000            9.032608          -9.67%                 216            2000
Fund, Inc. - Q/NQ


Dreyfus Variable                10.000000            9.736014          -2.64%                   0            2000
Investment Fund
-Appreciation
Portfolio(1) - Q/NQ


Federated Insurance             10.000000           10.857701            8.58%                  0            2000
Series - Federated
Quality Bond Fund II -
Q/NQ


Fidelity VIP                    10.000000           10.962107           9.62%                   0
Equity-Income
Portfolio: Service
Class - Q/NQ


Fidelity VIP Growth             10.000000            8.548387         -14.52%                   0            2000
Portfolio: Service
Class - Q/NQ


Fidelity VIP High               10.000000            7.683407         -23.17%                   0            2000
Income Portfolio:
Service Class - Q/NQ


Fidelity VIP Overseas           10.000000            8.267371         -17.33%                   0            2000
Portfolio: Service
Class - Q/NQ


Fidelity VIP II                 10.000000            9.107809          -8.92%                 160            2000
Contrafund(R)Portfolio:
Service Class - Q/NQ


Fidelity VIP III Growth         10.000000            8.370642         -16.29%                   0            2000
Opportunities
Portfolio: Service
Class - Q/NQ


Janus Aspen Series -            10.000000            8.050109         -19.50%                  42            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ




(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.

UNDERLYING MUTUAL FUND        ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                              VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                              BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                              PERIOD                                                      PERIOD
Janus Aspen Series -            10.000000            6.433369         -35.67%                  66            2000
Global Technology
Portfolio: Service
Shares-Q/NQ


Janus Aspen Series -            10.000000            8.086380         -19.14%                  36            2000
International Growth
Portfolio: Service
Shares-Q/NQ


NSAT Capital                    10.000000            7.331689         -26.68%                   0            2000
Appreciation Fund - Q/NQ


NSAT Dreyfus NSAT Mid           10.000000           11.049626          10.50%                   0            2000
Cap Index Fund(1)-Q/NQ


NSAT Federated NSAT             10.000000            8.499857         -15.00%                   0            2000
Equity Income Fund(2) -
Q/NQ


NSAT Federated NSAT             10.000000            9.085630          -9.14%                   0            2000
High Income Bond Fund(3)
- Q/NQ


NSAT Gartmore NSAT              10.000000            8.660293         -13.40%                   0            2000
Emerging Markets
Fund-Q/NQ


NSAT Gartmore NSAT              10.000000            5.981558         -40.18%                   0            2000
Global Technology and
Communications Fund-Q/NQ


NSAT Gartmore NSAT              10.000000            9.194656          -8.05%                   0            2000
International Growth
Fund - Q/NQ


(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND        ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                              VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                              BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                              PERIOD                                                      PERIOD
NSAT Government Bond            10.000000           11.036248          10.36%                   0            2000
Fund - Q/NQ


NSAT J.P. Morgan NSAT           10.000000            9.745414          -2.55%                   0            2000
Balanced Fund(1) - Q/NQ


NSAT MAS NSAT Multi             10.000000           10.389196           3.89%                   0            2000
Sector Bond Fund(2) - Q/NQ


NSAT Money Market Fund*         10.000000           10.344284           3.44%                   0            2000
- Q/NQ


NSAT Nationwide Global          10.000000            8.729715         -12.70%                   0            2000
50 Fund(3) - Q/NQ


NSAT Nationwide Small           10.000000            7.719496         -22.81%                   0            2000
Cap Growth Fund(4) - Q/NQ


NSAT Nationwide Small           10.000000           10.966031           9.66%                   0            2000
Cap Value Fund - Q/NQ


NSAT Nationwide Small           10.000000           10.014564           0.15%                   0            2000
Company Fund - Q/NQ


NSAT Nationwide                 10.000000           10.672630           6.73%                   0            2000
Strategic Value Fund -
Q/NQ


NSAT Strong NSAT Mid            10.000000            7.642749         -23.57%                 101            2000
Cap Growth Fund5 - Q/NQ



(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5)  Formerly, NSAT Nationwide Strategic Growth Fund.

*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
3.63%.

UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
NSAT Total Return Fund          10.000000            9.851191          -1.49%                   0            2000
- Q/NQ


NSAT Turner NSAT Growth         10.000000            6.306232         -36.94%                   0            2000
Focus Fund - Q/NQ


Neuberger Berman AMT            10.000000           10.065012           0.65%                   0            2000
Guardian Portfolio -
Q/NQ


Neuberger Berman AMT            10.000000            8.256079         -17.44%                   0            2000
Mid-Cap Growth
Portfolio - Q/NQ


Neuberger Berman AMT            10.000000           10.007041           0.07%                   0            2000
Partners Portfolio -
Q/NQ


Oppenheimer Variable            10.000000            7.602962         -23.97%                   0            2000
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ


Oppenheimer Variable            10.000000            9.710610          -2.89%                   0            2000
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ


Oppenheimer Variable            10.000000            9.442049          -5.58%                   0            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ


Oppenheimer Variable            10.000000            8.945526         -10.54%                 156            2000
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ





(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

UNDERLYING MUTUAL FUND        ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                              VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                              BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                              PERIOD                                                      PERIOD
Strong Opportunity Fund         10.000000            9.694097          -3.06%                   0            2000
II, Inc. - Q/NQ


The Universal                   10.000000           10.898529           8.99%                   0            2000
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio(1) - Q/NQ


The Universal                   10.000000            8.547706         -14.52%                   0            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ


The Universal                   11.697540           12.119719           3.61%                   0            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ


Van Eck Worldwide               10.000000            5.616355         -43.84%                   0            2000
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ


Van Eck Worldwide               10.000000           10.776083           7.76%                   0            2000
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ


Victory Variable                10.000000            9.814187          -1.86%                   0            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ


Victory Variable                10.000000           11.169146          11.69%                   0            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ



(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.70%)
                        (BOA Future/Valuebuilder Future)
 (VARIABLE ACCOUNT CHARGES OF 2.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND        ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                              VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                              BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                              PERIOD                                                      PERIOD
American Century                10.000000            8.838625         -11.61%                   0            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ


American Century                10.000000            8.499520         -15.00%                   0            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ


American Century                10.000000           11.739398          17.39%                   0            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ


Credit Suisse Warburg           10.000000            7.475337         -25.25%                   0            2000
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ


Credit Suisse Warburg           10.000000            7.932905         -20.67%                   0            2000
Pincus Trust -
International Equity
Portfolio - Q/NQ


Credit Suisse Warburg           10.000000           10.732010           7.32%                   0            2000
Pincus Trust - Value
Portfolio(2) - Q/NQ


Dreyfus Investment              10.000000            9.185640          -8.14%                   0            2000
Portfolios - European
Equity Portfolio - Q/NQ


The Dreyfus Socially            10.000000            8.664830         -13.35%                   0            2000
Responsible Growth
Fund, Inc. - Q/NQ



(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND        ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                              VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                              BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                              PERIOD                                                      PERIOD
Dreyfus Stock Index             10.000000            8.888515         -11.11%                   0            2000
Fund, Inc. - Q/NQ


Dreyfus Variable                10.000000            9.680986          -3.19%                   0            2000
Investment Fund
-Appreciation
Portfolio(1) - Q/NQ


Federated Insurance             10.000000           10.731709           7.32%                   0            2000
Series - Federated
Quality Bond Fund II -
Q/NQ


Fidelity VIP                    10.000000           10.759515           7.60%                   0            2000
Equity-Income
Portfolio: Service
Class - Q/NQ


Fidelity VIP Growth             10.000000            8.387867         -16.12%                   0            2000
Portfolio: Service
Class - Q/NQ


Fidelity VIP High               10.000000            7.963839         -20.36%                   0            2000
Income Portfolio:
Service Class - Q/NQ


Fidelity VIP Overseas           10.000000            8.311653         -16.88%                   0            2000
Portfolio: Service
Class - Q/NQ


Fidelity VIP II                 10.000000            9.151778          -8.48%                   0            2000
Contrafund(R)Portfolio:
Service Class - Q/NQ


Fidelity VIP III Growth         10.000000            8.413597         -15.86%                   0            2000
Opportunities
Portfolio: Service
Class - Q/NQ


Janus Aspen Series -            10.000000            7.790991         -22.09%                   0            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ



(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Janus Aspen Series -            10.000000            6.656963         -33.43%                   0            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            7.809047         -21.91%                   0            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                    10.000000            7.267441         -27.33%                   0            2000
Appreciation Fund - Q/NQ

NSAT Dreyfus NSAT Mid           10.000000           10.328517           3.29%                   0            2000
Cap Index Fund(1)-Q/NQ

NSAT Federated NSAT             10.000000            8.601877         -13.98%                   0            2000
Equity Income Fund(2) -
Q/NQ

NSAT Federated NSAT             10.000000            9.294175          -7.06%                   0            2000
High Income Bond Fund(3)
- Q/NQ

NSAT Gartmore NSAT              10.000000            8.654935         -13.45%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            5.977838         -40.22%                   0            2000
Global Technology and
Communications Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            9.188980          -8.11%                   0            2000
International Growth
Fund - Q/NQ

(1)  Formerly, NSAT Nationwide Mid Cap Index Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Government Bond            10.000000           10.849560           8.50%                   0            2000
Fund - Q/NQ

NSAT J.P. Morgan NSAT           10.000000            9.563920          -4.36%                   0            2000
Balanced Fund(1) - Q/NQ

NSAT MAS NSAT Multi             10.000000           10.304682           3.05%                   0            2000
Sector Bond Fund(2) - Q/NQ

NSAT Money Market Fund*         10.000000           10.225147           2.25%                   0            2000
- Q/NQ

NSAT Nationwide Global          10.000000            8.751271         -12.49%                   0            2000
50 Fund(3) - Q/NQ

NSAT Nationwide Small           10.000000            7.973297         -20.27%                   0            2000
Cap Growth Fund(4) - Q/NQ

NSAT Nationwide Small           10.000000            9.335729          -6.64%                   0            2000
Cap Value Fund - Q/NQ

NSAT Nationwide Small           10.000000            9.989996          -0.10%                   0            2000
Company Fund - Q/NQ

NSAT Nationwide                 10.000000            9.978634          -0.21%                   0            2000
Strategic Value Fund -
Q/NQ

NSAT Strong NSAT Mid            10.000000            8.004697         -19.95%                   0            2000
Cap Growth Fund(5) - Q/NQ

(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(5)  Formerly, NSAT Nationwide Strategic Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
3.37%.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Total Return Fund          10.000000            9.393473          -6.07%                   0            2000
- Q/NQ

NSAT Turner NSAT Growth         10.000000            6.302307         -36.98%                   0            2000
Focus Fund - Q/NQ

Neuberger Berman AMT            10.000000            9.452864          -5.47%                   0            2000
Guardian Portfolio -
Q/NQ

Neuberger Berman AMT            10.000000            8.406882         -15.93%                   0            2000
Mid-Cap Growth
Portfolio - Q/NQ

Neuberger Berman AMT            10.000000           10.038082           0.38%                   0            2000
Partners Portfolio -
Q/NQ

Oppenheimer Variable            10.000000            7.683659         -23.16%                   0            2000
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            10.000000            8.907546         -10.92%                   0            2000
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.426034          -5.74%                   0            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            10.000000            8.892129         -11.08%                   0            2000
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Strong Opportunity Fund         10.000000            9.677661          -3.22%                   0            2000
II, Inc. - Q/NQ

The Universal                   10.000000           10.411546           4.12%                   0            2000
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio(1) - Q/NQ

The Universal                   10.000000            8.533203         -14.67%                   0            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   11.030710           11.420896           3.54%                   0            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               10.000000            6.310754         -36.89%                   0            2000
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

Van Eck Worldwide               10.000000           10.727374           7.27%                   0            2000
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

Victory Variable                10.000000            9.797575          -2.02%                   0            2000
Insurance Funds -
Diversified Stock Fund
- Class A - Q/NQ

Victory Variable                10.000000           11.150222          11.50%                   0            2000
Insurance Funds - Small
Company Opportunity
Fund - Class A - Q/NQ

(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.


As of December 31, 2000, no accumulation units were sold from the following underlying mutual funds. Therefore no condensed financial information is available for: Evergreen Variable Trust - Evergreen VA Blue Chip Fund; Evergreen Variable Trust - Evergreen VA Capital Growth Fund; Evergreen Variable Trust - Evergreen VA Equity Index Fund; Evergreen Variable Trust - Evergreen VA Foundation Fund; Evergreen Variable Trust - Evergreen VA Fund; Evergreen Variable Trust - Evergreen VA Global Leaders Fund; Evergreen Variable Trust - Evergreen VA Growth and Income Fund; Evergreen Variable Trust - Evergreen VA International Growth Fund; Evergreen Variable Trust - Evergreen VA Masters Fund; Evergreen Variable Trust - Evergreen VA Omega Fund; Evergreen Variable Trust - Evergreen VA Small Cap Value Fund; Evergreen Variable Trust - Evergreen VA Special Equity Fund; and the Evergreen Variable Trust - Evergreen VA Strategic Income Fund.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Variable Account-9:

       We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended and the period November 3, 1997 (commencement of operations) through December 31, 1997. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended and the period November 3, 1997 (commencement of operations) through December 31, 1997, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP
Columbus, Ohio
February 16, 2001



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2000

ASSETS:
   Investments at fair value:

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         32,924,538 shares (cost $237,296,679) .....................................................         $  234,093,466

      American Century VP - American Century VP International (ACVPInt)
         28,970,744 shares (cost $290,524,737) .....................................................            296,370,709

      American Century VP - American Century VP Value (ACVPValue)
         14,556,936 shares (cost $86,080,505) ......................................................             97,094,763

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         8,374,170 shares (cost $300,707,725) ......................................................            288,657,641

      Dreyfus Stock Index Fund (DryStkIx)
         36,770,950 shares (cost $1,274,768,926) ...................................................          1,250,212,315

      Dreyfus IP - European Equities Portfolio (DryEuroEq)
         1,337,552 shares (cost $19,640,209) .......................................................             20,036,531

      Dreyfus VIF - Appreciation Portfolio (DryAp)
         4,583,616 shares (cost $172,573,854) ......................................................            178,348,514

      Federated Quality Bond Fund II (FedQualBd)
         6,050,469 shares (cost $61,269,035) .......................................................             64,861,027

      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         20,259,637 shares (cost $495,496,484) .....................................................            515,607,773

      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS)
         23,946,833 shares (cost $1,150,437,103) ...................................................          1,041,687,248

      Fidelity VIP - High Income Portfolio - Service Class (FidVIPHIS)
         21,214,111 shares (cost $219,051,148) .....................................................            172,895,001

      Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         6,268,799 shares (cost $125,524,965) ......................................................            124,999,847

      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPConS)
         25,769,290 shares (cost $635,699,944) .....................................................            609,959,089

      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         10,026,683 shares (cost $216,653,494) .....................................................            177,472,284

      Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         14,280,764 shares (cost $455,388,606) .....................................................            379,011,473

      Janus Aspen Series - Global Technology Portfolio - Service Shares (JanGlobTech)
         34,523,309 shares (cost $337,026,001) .....................................................            226,127,677

      Janus Aspen Series - International Growth Portfolio - Service Shares (JanInGro)
         9,473,539 shares (cost $313,011,699) ......................................................            290,269,247

      Morgan Stanley: UIF - Emerging Markets Debt Portfolio (MSEmMkt)
         2,502,307 shares (cost $18,817,239) .......................................................             17,290,940


      Morgan Stanley: UIF - Mid Cap Growth Portfolio (MSMidCapG)
         630,321 shares (cost $8,579,970) ..........................................................              7,784,465

      Morgan Stanley: UIF - U.S. Real Estate Portfolio (MSUSRE)
         5,698,668 shares (cost $64,591,886) .......................................................             65,591,667

      Nationwide SAT - Balanced Fund - J.P. Morgan (NSATBal)
         10,472,584 shares (cost $109,781,068) .....................................................            104,621,114

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         15,824,297 shares (cost $371,395,129) .....................................................            232,300,679

      Nationwide SAT - Emerging Markets Fund - Gartmore (NSATEmMkt)
         13,965 shares (cost $104,551) .............................................................                104,877

      Nationwide SAT - Equity Income Fund - Federated (NSATEqInc)
         4,280,076 shares (cost $54,197,167) .......................................................             51,318,107

      Nationwide SAT - Global Technology & Communications Fund - Gartmore (NSATGlobTC)
         753,418 shares (cost $6,897,656) ..........................................................              5,537,621

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         30,227,074 shares (cost $341,168,303) .....................................................            345,797,728

      Nationwide SAT - Growth Focus Fund - Turner (NSATGrFoc)
         315,508 shares (cost $2,139,780) ..........................................................              1,883,580

      Nationwide SAT - High Income Bond Fund - Federated (NSATHIncBd)
         7,017,614 shares (cost $67,388,671) .......................................................             55,298,796

      Nationwide SAT - International Growth Fund - Gartmore (NSATIntGr)
         46,748 shares (cost $396,875) .............................................................                403,439

      Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMidCapIx)
         6,578,423 shares (cost $89,512,426) .......................................................             89,137,636

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         788,106,856 shares (cost $788,106,856) ....................................................            788,106,856

      Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMSecBd)
         10,171,162 shares (cost $96,133,717) ......................................................             94,388,384

      Nationwide SAT - Nationwide Global 50 Fund (NSATGlob50)
         3,826,839 shares (cost $49,030,045) .......................................................             44,582,673

      Nationwide SAT - Nationwide Small Cap Growth Fund (NSATSmCapG)
         4,295,435 shares (cost $84,439,575) .......................................................             69,757,857

      Nationwide SAT - Nationwide Small Cap Value Fund (NSATSmCapV)
         16,073,077 shares (cost $163,730,625) .....................................................            139,835,772

      Nationwide SAT - Nationwide Small Company Fund (NSATSmCo)
         11,356,800 shares (cost $254,067,175) .....................................................            227,135,997

      Nationwide SAT - Nationwide Strategic Value Fund (NSATStrVal)
         2,197,969 shares (cost $21,496,011) .......................................................             22,067,608

      Nationwide SAT - Mid Cap Growth Fund - Strong (NSATStMidCp)
         10,527,703 shares (cost $223,852,488) .....................................................            175,075,700

      Nationwide SAT - Total Return Fund (NSATTotRe)
         48,352,525 shares (cost $783,996,294) .....................................................            562,823,394

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY CONTINUED


      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         5,185,274 shares (cost $79,302,909) .......................................................             82,601,413

      Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         12,683,733 shares (cost $330,874,942) .....................................................            285,130,311

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         7,433,551 shares (cost $127,806,399) ......................................................            120,200,525

      Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
         5,753,968 shares (cost $529,462,908) ......................................................            407,208,348

      Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
         9,397,202 shares (cost $440,567,970) ......................................................            438,191,552

      Oppenheimer Global Securities Fund/VA (OppGlSec)
         1,538,946 shares (cost $45,710,290) .......................................................             46,676,218

      Oppenheimer Main Street Growth & Income Fund/VA (OppGrInc)
         15,554,577 shares (cost $353,803,389) .....................................................            330,690,313

      Strong Opportunity Fund II, Inc. (StOpp2)
         1,652,126 shares (cost $43,377,820) .......................................................             39,551,904

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         3,900,310 shares (cost $33,604,238) .......................................................             32,333,571

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         807,683 shares (cost $9,341,599) ..........................................................              9,748,739

      Victory VIF - Diversified Stock Fund Class A Shares (VVIFDStk)
         1,304,072 shares (cost $12,882,567) .......................................................             12,871,196

      Victory VIF - Small Company Opportunity Fund Class A Shares (VVIFSmCoOpp)
         196,192 shares (cost $1,977,136) ..........................................................              2,336,649

      Victory Portfolios - Investment Quality Bond Fund Class A Shares (VPInvQBd)
         221,575 shares (cost $2,205,184) ..........................................................              2,268,923

      W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat)
         2,727 shares (cost $19,237) ...............................................................                 19,237

      W & R Target Funds, Inc. - Balanced Portfolio (WRBal)
         665 shares (cost $4,870) ..................................................................                  4,870

      W & R Target Funds, Inc. - Bond Portfolio (WRBond)
         2,315 shares (cost $12,107) ...............................................................                 12,107

      W & R Target Funds, Inc. - Core Equity Portfolio (WRCoreEq)
         1,657 shares (cost $20,217) ...............................................................                 20,217

      W & R Target Funds, Inc. - Growth Portfolio (WRGrowth)
         1,442 shares (cost $14,253) ...............................................................                 14,253

      W & R Target Funds, Inc. - International Portfolio (WRInt)
         333 shares (cost $2,614) ..................................................................                  2,614


      W & R Target Funds, Inc. - Science & Technology Portfolio (WRSciTech)
         413 shares (cost $5,891) ..................................................................                  5,891

      W & R Target Funds, Inc. - Small Cap Portfolio (WRSmCap)
         329 shares (cost $2,675) ..................................................................                  2,675

      Warburg Pincus Trust - Global Post-Venture Capital Portfolio (WPGPVenCp)
         1,119,892 shares (cost $21,192,907) .......................................................             15,252,928

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         2,186,211 shares (cost $26,175,651) .......................................................             23,458,044

      Warburg Pincus Trust - Value Portfolio (WPValue)
         1,653,943 shares (cost $19,787,351) .......................................................             20,988,535
                                                                                                           ----------------

            Total investments ......................................................................         10,938,140,528

   Accounts receivable .............................................................................                351,761
                                                                                                           ----------------

            Total assets ...........................................................................         10,938,492,289

Accounts Payable ...................................................................................                      -
                                                                                                           ----------------
Contract owners' equity (note 4) ...................................................................       $ 10,938,492,289
                                                                                                           ================





See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS
Year Ended December 31, 2000

                                                         Total                ACVPIncGr          ACVPInt              ACVPValue
Investment activity:
  Reinvested dividends ..........................   $    139,579,263             975,363             295,124             493,863
  Mortality and expense risk charges (note 2) ...        (97,805,656)         (2,185,159)         (2,982,887)           (584,893)
                                                    ----------------        ------------     ---------------        ------------
     Net investment activity ....................         41,773,607          (1,209,796)         (2,687,763)            (91,030)
                                                    ----------------        ------------     ---------------        ------------

  Proceeds from mutual funds shares sold ........     10,440,016,039           4,793,468       1,377,019,588          48,833,424
  Cost of mutual fund shares sold ...............    (10,409,659,644)         (3,863,467)     (1,382,022,195         (51,892,714)
                                                    ----------------        ------------     ---------------        ------------
     Realized gain (loss) on investments ........         30,356,395             930,001          (5,002,607)         (3,059,290)
  Change in unrealized gain (loss)
     on investments .............................     (1,781,902,249)        (25,836,925)        (41,510,698)         14,273,281
                                                    ----------------        ------------     ---------------        ------------
     Net gain (loss) on investments .............     (1,751,545,854)        (24,906,924)        (46,513,305)         11,213,991
                                                    ----------------        ------------     ---------------        ------------
  Reinvested capital gains ......................        605,527,710                   -           4,412,512           1,263,708
                                                    ----------------        ------------     ---------------        ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ (1,104,244,537)        (26,116,720)        (44,788,556)         12,386,669
                                                    ================        ============     ===============        ============


                                                         DrySRGro             DryStkIx          DryEuroEq               DryAp
Investment activity:
  Reinvested dividends ..........................          2,354,678          11,216,894              44,169           1,175,198
  Mortality and expense risk charges (note 2) ...         (2,653,530)        (11,940,120)           (137,524)         (1,742,273)
                                                    ----------------        ------------     ---------------        ------------
     Net investment activity ....................           (298,852)           (723,226)            (93,355)           (567,075)
                                                    ----------------        ------------     ---------------        ------------

  Proceeds from mutual funds shares sold ........            552,994          37,702,768          47,417,960          23,439,214
  Cost of mutual fund shares sold ...............           (385,951)        (28,293,224)        (48,429,947)        (19,553,477)
                                                    ----------------        ------------     ---------------        ------------
     Realized gain (loss) on investments ........            167,043           9,409,544          (1,011,987)          3,885,737
  Change in unrealized gain (loss)
     on investments .............................        (37,295,339)       (160,748,036)            195,900          (9,163,752)
                                                    ----------------        ------------     ---------------        ------------
     Net gain (loss) on investments .............        (37,128,296)       (151,338,492)           (816,087)         (5,278,015)
                                                    ----------------        ------------     ---------------        ------------
  Reinvested capital gains ......................                  -          19,988,077             465,237           1,997,656
                                                    ----------------        ------------     ---------------        ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......        (37,427,148)       (132,073,641)           (444,205)         (3,847,434)
                                                    ================        ============     ===============        ============


                                                         FedQualBd           FidVIPEIS         FidVIPGrS          FidVIPHIS
Investment activity:
  Reinvested dividends ..........................      $    150,951          5,982,279            618,228         12,720,862
  Mortality and expense risk charges (note 2) ...          (342,492)        (4,198,068)        (9,917,579)        (1,947,368)
                                                       ------------         ----------       ------------        -----------
     Net investment activity ....................          (191,541)         1,784,211         (9,299,351)        10,773,494
                                                       ------------         ----------       ------------        -----------

  Proceeds from mutual funds shares sold ........         5,694,391         57,565,467         43,657,694         83,668,886
  Cost of mutual fund shares sold ...............        (5,575,491)       (60,558,462)       (33,767,989)       (95,672,220)
                                                       ------------         ----------       ------------        -----------
     Realized gain (loss) on investments ........           118,900         (2,992,995)         9,889,705        (12,003,334)
  Change in unrealized gain (loss)
     on investments .............................         3,607,712         10,955,127       (223,848,501)       (47,739,384)
                                                       ------------         ----------       ------------        -----------
     Net gain (loss) on investments .............         3,726,612          7,962,132       (213,958,796)       (59,742,718)
                                                       ------------         ----------       ------------        -----------
  Reinvested capital gains ......................                 -         23,074,503         73,816,434                  -
                                                       ------------         ----------       ------------        -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      $  3,535,071         32,820,846       (149,441,713)       (48,969,224)
                                                       ============         ==========       ============        ===========


                                                         FidVIPOvS          FidVIPConS        FidVIPGrOpS         JanCapAp
Investment activity:
  Reinvested dividends ..........................         1,457,064          1,560,219          2,415,304          2,653,485
  Mortality and expense risk charges (note 2) ...        (1,301,748)        (5,670,121)        (1,962,561)        (2,816,688)
                                                       ------------         ----------       ------------        -----------
     Net investment activity ....................           155,316         (4,109,902)           452,743           (163,203)
                                                       ------------         ----------       ------------        -----------

  Proceeds from mutual funds shares sold ........       927,477,255         20,398,439         34,671,746         35,659,781
  Cost of mutual fund shares sold ...............      (945,759,560)       (16,776,313)       (34,090,223)       (39,441,295)
                                                       ------------         ----------       ------------        -----------
     Realized gain (loss) on investments ........       (18,282,305)         3,622,126            581,523         (3,781,514)
  Change in unrealized gain (loss)
     on investments .............................       (11,652,447)      (102,500,793)       (51,769,543)       (76,377,132)
                                                       ------------         ----------       ------------        -----------
     Net gain (loss) on investments .............       (29,934,752)       (98,878,667)       (51,188,020)       (80,158,646)
                                                       ------------         ----------       ------------        -----------
  Reinvested capital gains ......................         9,430,441         56,635,936         12,702,709                  -
                                                       ------------         ----------       ------------        -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......       (20,348,995)       (46,352,633)       (38,032,568)       (80,321,849)
                                                       ============         ==========       ============        ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2000


                                                        JanGlobTech          JanInGro              MSEmMkt             MSMidCapG
Investment activity:
  Reinvested dividends ..........................      $   1,370,040          10,387,489           1,761,928                   -
  Mortality and expense risk charges (note 2) ...         (2,185,228)         (2,174,541)           (121,754)            (21,581)
                                                       -------------       -------------         -----------          ----------
     Net investment activity ....................           (815,188)          8,212,948           1,640,174             (21,581)
                                                       -------------       -------------         -----------          ----------

  Proceeds from mutual funds shares sold ........         24,692,034         384,240,436          27,021,962           4,272,566
  Cost of mutual fund shares sold ...............        (29,664,462)       (437,155,277)        (26,281,709)         (4,346,207)
                                                       -------------       -------------         -----------          ----------
     Realized gain (loss) on investments ........         (4,972,428)        (52,914,841)            740,253             (73,641)
  Change in unrealized gain (loss)
     on investments .............................       (110,898,324)        (22,742,452)         (1,355,540)           (795,505)
                                                       -------------       -------------         -----------          ----------
     Net gain (loss) on investments .............       (115,870,752)        (75,657,293)           (615,287)           (869,146)
                                                       -------------       -------------         -----------          ----------
  Reinvested capital gains ......................                  -                   -                   -              11,925
                                                       -------------       -------------         -----------          ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      $(116,685,940)        (67,444,345)          1,024,887            (878,802)
                                                       =============       =============         ===========          ==========


                                                           MSUSRE             NSATBal             NSATCapAp            NSATEmMkt
Investment activity:
  Reinvested dividends ..........................         13,013,770           2,513,385             531,132                   -
  Mortality and expense risk charges (note 2) ...           (411,207)           (901,375)         (3,063,589)               (879)
                                                       -------------       -------------         -----------          ----------
     Net investment activity ....................         12,602,563           1,612,010          (2,532,457)               (879)
                                                       -------------       -------------         -----------          ----------

  Proceeds from mutual funds shares sold ........         80,476,873           8,224,750          93,748,391           1,171,518
  Cost of mutual fund shares sold ...............        (77,675,540)         (8,457,795)        (95,870,256)         (1,259,406)
                                                       -------------       -------------         -----------          ----------
     Realized gain (loss) on investments ........          2,801,333            (233,045)         (2,121,865)            (87,888)
  Change in unrealized gain (loss)
     on investments .............................          2,954,436          (3,168,340)       (136,041,722)                326
                                                       -------------       -------------         -----------          ----------
     Net gain (loss) on investments .............          5,755,769          (3,401,385)       (138,163,587)            (87,562)
                                                       -------------       -------------         -----------          ----------
  Reinvested capital gains ......................            319,950                   -          52,248,895                   -
                                                       -------------       -------------         -----------          ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......         18,678,282          (1,789,375)        (88,447,149)            (88,441)
                                                       =============       =============         ===========          ==========


                                                       NSATEqInc         NSATGlobTC         NSATGvtBd           NSATGrFoc
Investment activity:
  Reinvested dividends ..........................   $      385,938                 -        16,623,159                    -
  Mortality and expense risk charges (note 2) ...         (435,584)          (13,870)       (2,770,030)              (4,841)
                                                    --------------       -----------       -----------        -------------
     Net investment activity ....................          (49,646)          (13,870)       13,853,129               (4,841)
                                                    --------------       -----------       -----------        -------------

  Proceeds from mutual funds shares sold ........        1,541,391         6,285,147        57,991,928            9,033,429
  Cost of mutual fund shares sold ...............       (1,190,804)       (7,342,673)      (60,850,399)          (9,539,050)
                                                    --------------       -----------       -----------        -------------
     Realized gain (loss) on investments ........          350,587        (1,057,526)       (2,858,471)            (505,621)
  Change in unrealized gain (loss)
     on investments .............................       (7,052,261)       (1,360,035)       19,607,075             (256,200)
                                                    --------------       -----------       -----------        -------------
     Net gain (loss) on investments .............       (6,701,674)       (2,417,561)       16,748,604             (761,821)
                                                    --------------       -----------       -----------        -------------
  Reinvested capital gains ......................                -           114,212                 -                    -
                                                    --------------       -----------       -----------        -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $   (6,751,320)       (2,317,219)       30,601,733             (766,662)
                                                    ==============       ===========       ===========        =============


                                                      NSATHIncBd         NSATIntGr        NSATMidCapIx          NSATMyMkt
Investment activity:
  Reinvested dividends ..........................        5,389,444                 -           362,699           31,183,634
  Mortality and expense risk charges (note 2) ...         (538,902)           (1,346)         (475,540)          (5,893,706)
                                                    --------------       -----------       -----------       --------------
     Net investment activity ....................        4,850,542            (1,346)         (112,841)          25,289,928
                                                    --------------       -----------       -----------       --------------

  Proceeds from mutual funds shares sold ........        5,699,324         2,028,608         9,061,322        5,009,593,348
  Cost of mutual fund shares sold ...............       (6,235,258)       (2,074,095)       (6,749,167)      (5,009,593,348)
                                                    --------------       -----------       -----------       --------------
     Realized gain (loss) on investments ........         (535,934)          (45,487)        2,312,155                    -
  Change in unrealized gain (loss)
     on investments .............................       (9,518,647)            6,563        (1,917,919)                   -
                                                    --------------       -----------       -----------       --------------
     Net gain (loss) on investments .............      (10,054,581)          (38,924)          394,236                    -
                                                    --------------       -----------       -----------       --------------
  Reinvested capital gains ......................                -                 -         3,108,525                    -
                                                    --------------       -----------       -----------       --------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......       (5,204,039)          (40,270)        3,389,920           25,289,928
                                                    ==============       ===========       ===========       ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2000

                                                    NSATMSecBd        NSATGlob50      NSATSmCapG      NSATSmCapV
Investment activity:
  Reinvested dividends ..........................   $  4,964,197         371,082               -               -
  Mortality and expense risk charges (note 2) ...       (754,308)       (461,234)       (517,795)     (1,092,180)
                                                    ------------      ----------     -----------     -----------
     Net investment activity ....................      4,209,889         (90,152)       (517,795)     (1,092,180)
                                                    ------------      ----------     -----------     -----------

  Proceeds from mutual funds shares sold ........     15,142,656      45,312,116      31,332,189      89,450,696
  Cost of mutual fund shares sold ...............    (16,558,849)    (43,351,491)    (30,045,795)    (87,114,799)
                                                    ------------      ----------     -----------     -----------
     Realized gain (loss) on investments ........     (1,416,193)      1,960,625       1,286,394       2,335,897
  Change in unrealized gain (loss)
     on investments .............................        864,606      (9,742,003)    (17,955,941)    (21,605,961)
                                                    ------------      ----------     -----------     -----------
     Net gain (loss) on investments .............       (551,587)     (7,781,378)    (16,669,547)    (19,270,064)
                                                    ------------      ----------     -----------     -----------
  Reinvested capital gains ......................              -       1,639,194         775,379      26,714,354
                                                    ------------      ----------     -----------     -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $  3,658,302      (6,232,336)    (16,411,963)      6,352,110
                                                    ============      ==========     ===========     ===========


                                                      NSATSmCo         NSATStrVal    NSATStMidCp      NSATTotRe
Investment activity:
  Reinvested dividends ..........................         47,090         181,892               -       3,496,436
  Mortality and expense risk charges (note 2) ...     (1,899,169)       (202,888)     (1,850,520)     (5,377,862)
                                                    ------------      ----------     -----------     -----------
     Net investment activity ....................     (1,852,079)        (20,996)     (1,850,520)     (1,881,426)
                                                    ------------      ----------     -----------     -----------

  Proceeds from mutual funds shares sold ........    285,496,042      27,036,783      67,842,750      38,972,107
  Cost of mutual fund shares sold ...............   (270,843,325)    (26,884,696)    (47,433,484)    (36,746,756)
                                                    ------------      ----------     -----------     -----------
     Realized gain (loss) on investments ........     14,652,717         152,087      20,409,266       2,225,351
  Change in unrealized gain (loss)
     on investments .............................    (43,187,481)      1,229,421     (68,420,907)   (228,097,732)
                                                    ------------      ----------     -----------     -----------
     Net gain (loss) on investments .............    (28,534,764)      1,381,508     (48,011,641)   (225,872,381)
                                                    ------------      ----------     -----------     -----------
  Reinvested capital gains ......................     39,062,828               -       7,110,947     207,299,915
                                                    ------------      ----------     -----------     -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      8,675,985       1,360,512     (42,751,214)    (20,453,892)
                                                    ============      ==========     ===========     ===========


                                                     NBAMTGuard       NBAMTMCGr        NBAMTPart      OppAggGro
Investment activity:
  Reinvested dividends ..........................   $    354,768               -         921,060               -
  Mortality and expense risk charges (note 2) ...       (740,750)     (2,509,235)     (1,196,114)     (3,913,210)
                                                    ------------     -----------     -----------   -------------
     Net investment activity ....................       (385,982)     (2,509,235)       (275,054)     (3,913,210)
                                                    ------------     -----------     -----------   -------------

  Proceeds from mutual funds shares sold ........     15,985,614      78,689,175      50,157,504     351,052,088
  Cost of mutual fund shares sold ...............    (13,831,373)    (45,249,194)    (60,058,172)   (308,128,855)
                                                    ------------     -----------     -----------   -------------
     Realized gain (loss) on investments ........      2,154,241      33,439,981      (9,900,668)     42,923,233
  Change in unrealized gain (loss)
     on investments .............................     (2,906,624)    (79,901,703)    (10,212,756)   (160,398,654)
                                                    ------------     -----------     -----------   -------------
     Net gain (loss) on investments .............       (752,383)    (46,461,722)    (20,113,424)   (117,475,421)
                                                    ------------     -----------     -----------   -------------
  Reinvested capital gains ......................              -          56,886      19,587,870       9,393,044
                                                    ------------     -----------     -----------   -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ (1,138,365)    (48,914,071)       (800,608)   (111,995,587)
                                                    ============     ===========     ===========   =============



                                                       OppCapAp        OppGlSec        OppGrInc        StOpp2
Investment activity:
  Reinvested dividends ..........................        293,986               -         666,213               -
  Mortality and expense risk charges (note 2) ...     (3,525,188)       (174,028)     (2,634,271)       (153,189)
                                                    ------------     -----------     -----------   -------------
     Net investment activity ....................     (3,231,202)       (174,028)     (1,968,058)       (153,189)
                                                    ------------     -----------     -----------   -------------

  Proceeds from mutual funds shares sold ........     24,808,409     149,651,288       2,205,427       5,978,364
  Cost of mutual fund shares sold ...............    (16,558,288)   (150,970,496)     (1,972,537)     (5,970,402)
                                                    ------------     -----------     -----------   -------------
     Realized gain (loss) on investments ........      8,250,121      (1,319,208)        232,890           7,962
  Change in unrealized gain (loss)
     on investments .............................    (43,595,783)        965,928     (39,536,083)     (3,825,916)
                                                    ------------     -----------     -----------   -------------
     Net gain (loss) on investments .............    (35,345,662)       (353,280)    (39,303,193)     (3,817,954)
                                                    ------------     -----------     -----------   -------------
  Reinvested capital gains ......................     15,688,516               -       8,795,854       4,138,882
                                                    ------------     -----------     -----------   -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    (22,888,348)       (527,308)    (32,475,397)        167,739
                                                    ============     ===========     ===========   =============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2000

                                                      VEWrldEMkt        VEWrldHAs         VVIFDStk        VVIFSmCoOpp
Investment activity:
  Reinvested dividends ..........................   $           -           72,408           74,756           10,194
  Mortality and expense risk charges (note 2) ...        (453,093)         (85,087)         (87,068)          (8,559)
                                                    -------------     ------------       ----------        ---------
     Net investment activity ....................        (453,093)         (12,679)         (12,312)           1,635
                                                    -------------     ------------       ----------        ---------

  Proceeds from mutual funds shares sold ........     204,950,211       72,984,061          327,515           56,842
  Cost of mutual fund shares sold ...............    (217,927,467)     (72,577,918)        (315,113)         (54,432)
                                                    -------------     ------------       ----------        ---------
     Realized gain (loss) on investments ........     (12,977,256)         406,143           12,402            2,410
  Change in unrealized gain (loss)
     on investments .............................      (7,305,424)         140,154         (175,395)         347,726
                                                    -------------     ------------       ----------        ---------
     Net gain (loss) on investments .............     (20,282,680)         546,297         (162,993)         350,136
                                                    -------------     ------------       ----------        ---------
  Reinvested capital gains ......................               -                -                -                -
                                                    -------------     ------------       ----------        ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ (20,735,773)         533,618         (175,305)         351,771
                                                    =============     ============       ==========        =========

                                                       VPInvQBd        WRAsStrat           WRBal            WRBond
Investment activity:
  Reinvested dividends ..........................         122,727                -                -                -
  Mortality and expense risk charges (note 2) ...         (11,153)               -                -                -
                                                    -------------     ------------       ----------        ---------
     Net investment activity ....................         111,574                -                -                -
                                                    -------------     ------------       ----------        ---------

  Proceeds from mutual funds shares sold ........         376,668                -                -                -
  Cost of mutual fund shares sold ...............        (383,429)               -                -                -
                                                    -------------     ------------       ----------        ---------
     Realized gain (loss) on investments ........          (6,761)               -                -                -
  Change in unrealized gain (loss)
     on investments .............................          96,171                -                -                -
                                                    -------------     ------------       ----------        ---------
     Net gain (loss) on investments .............          89,410                -                -                -
                                                    -------------     ------------       ----------        ---------
  Reinvested capital gains ......................               -                -                -                -
                                                    -------------     ------------       ----------        ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......         200,984                -                -                -
                                                    =============     ============       ==========        =========


                                                   WRCoreEq     WRGrowth        WRInt         WRSciTech
Investment activity:
  Reinvested dividends ..........................   $   -              -               -               -
  Mortality and expense risk charges (note 2) ...       -              -               -               -
                                                    -----      ---------      ----------      ----------
     Net investment activity ....................       -              -               -               -
                                                    -----      ---------      ----------      ----------

  Proceeds from mutual funds shares sold ........       -              -               -               -
  Cost of mutual fund shares sold ...............       -              -               -               -
                                                    -----      ---------      ----------      ----------
     Realized gain (loss) on investments ........       -              -               -               -
  Change in unrealized gain (loss)
     on investments .............................       -              -               -               -
                                                    -----      ---------      ----------      ----------
     Net gain (loss) on investments .............       -              -               -               -
                                                    -----      ---------      ----------      ----------
  Reinvested capital gains ......................       -              -               -               -
                                                    -----      ---------      ----------      ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $   -              -               -               -
                                                    =====      =========      ==========      ==========


                                                    WRSmCap     WPValue         WPIntEq        WPGPVenCp
Investment activity:
  Reinvested dividends ..........................       -        219,420         146,735               -
  Mortality and expense risk charges (note 2) ...       -       (204,367)       (339,607)       (217,797)
                                                    -----    -----------    ------------     -----------
     Net investment activity ....................       -         15,053        (192,872)       (217,797)
                                                    -----    -----------    ------------     -----------

  Proceeds from mutual funds shares sold ........       -     13,471,734     360,129,112      34,970,586
  Cost of mutual fund shares sold ...............       -    (13,215,228)   (363,209,282)    (29,890,289)
                                                    -----    -----------    ------------     -----------
     Realized gain (loss) on investments ........       -        256,506      (3,080,170)      5,080,297
  Change in unrealized gain (loss)
     on investments .............................       -      1,010,977      (6,782,621)    (10,957,173)
                                                    -----    -----------    ------------     -----------
     Net gain (loss) on investments .............       -      1,267,483      (9,862,791)     (5,876,876)
                                                    -----    -----------    ------------     -----------
  Reinvested capital gains ......................       -        201,406       3,528,115       1,943,800
                                                    -----    -----------    ------------     -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......       -      1,483,942      (6,527,548)     (4,150,873)
                                                    =====    ===========    ============     ===========



See accompanying notes to financial statements.
--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2000 and 1999


                                                           Total                                   ACVPIncGr
                                                   2000                   1999               2000                1999
Investment activity:
  Net investment income ................   $     41,773,607          24,303,288          (1,209,796)         (1,014,095)
  Realized gain (loss) on investments ..         30,356,395          85,415,650             930,001           1,458,548
  Change in unrealized gain (loss)
     on investments ....................     (1,781,902,249)        529,140,404         (25,836,925)         18,056,144
  Reinvested capital gains .............        605,527,710         115,192,705                   -                   -
                                           ----------------       -------------         -----------         -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (1,104,244,537)        754,052,047         (26,116,720)         18,500,597
                                           ----------------       -------------         -----------         -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................      6,126,593,729       3,413,685,206         114,866,482          95,493,563
  Transfers between funds ..............                  -                   -          (7,158,659)          7,831,668
  Redemptions ..........................       (593,866,768)       (221,905,485)        (11,026,496)         (4,154,414)
  Annuity benefits .....................           (387,184)             (1,253)            (10,805)                  -
  Annual contract maintenance charges
     (note 2) ..........................           (200,831)                  -              (7,835)                  -
  Contingent deferred sales charges
     (note 2) ..........................        (10,261,819)         (4,399,205)           (212,538)            (78,156)
  Adjustments to maintain reserves .....         (9,306,361)            (62,185)             29,939              (3,119)
                                           ----------------       -------------         -----------         -----------
       Net equity transactions .........      5,512,570,766       3,187,317,078          96,480,088          99,089,542
                                           ----------------       -------------         -----------         -----------

Net change in contract owners' equity ..      4,408,326,229       3,941,369,125          70,363,368         117,590,139
Contract owners' equity beginning
  of period ............................      6,530,166,060       2,588,796,935         163,760,413          46,170,274
                                           ----------------       -------------         -----------         -----------
Contract owners' equity end of period ..   $ 10,938,492,289       6,530,166,060         234,123,781         163,760,413
                                           ================       =============         ===========         ===========


CHANGES IN UNITS:
  Beginning units ......................        465,965,599         221,242,846          10,793,179           3,531,124
                                           ----------------       -------------         -----------         -----------
  Units purchased ......................        877,382,518         504,539,677          11,012,024           9,128,009
  Units redeemed .......................       (488,431,694)       (259,816,924)         (4,151,108)         (1,865,954)
                                           ----------------       -------------         -----------         -----------
  Ending units .........................        854,916,423         465,965,599          17,654,095          10,793,179
                                           ================       =============         ===========         ===========


                                                           ACVPInt                                  ACVPValue
                                                   2000                1999                 2000                 1999
Investment activity:
  Net investment income ................         (2,687,763)           (948,065)            (91,030)            (77,590)
  Realized gain (loss) on investments ..         (5,002,607)         21,545,495          (3,059,290)           (689,158)
  Change in unrealized gain (loss)
     on investments ....................        (41,510,698)         46,969,672          14,273,281          (3,132,639)
  Reinvested capital gains .............          4,412,512                   -           1,263,708           2,152,580
                                           ----------------       -------------         -----------         -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................        (44,788,556)         67,567,102          12,386,669          (1,746,807)
                                           ----------------       -------------         -----------         -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................        171,600,796          64,810,675          32,022,673          20,132,932
  Transfers between funds ..............        (11,419,011)         13,920,028          17,720,480            (324,126)
  Redemptions ..........................        (14,208,058)         (3,040,821)         (3,330,296)         (1,325,735)
  Annuity benefits .....................             (1,304)                  -                   -                   -
  Annual contract maintenance charges
     (note 2) ..........................             (2,429)                  -                (393)                  -
  Contingent deferred sales charges
     (note 2) ..........................           (276,499)            (57,293)            (62,387)            (31,100)
  Adjustments to maintain reserves .....             17,235               3,134              83,061                (221)
                                           ----------------       -------------         -----------         -----------
       Net equity transactions .........        145,710,730          75,635,723          46,433,138          18,451,750
                                           ----------------       -------------         -----------         -----------

Net change in contract owners' equity ..        100,922,174         143,202,825          58,819,807          16,704,943
Contract owners' equity beginning
  of period ............................        195,444,988          52,242,163          38,355,932          21,650,989
                                           ----------------       -------------         -----------         -----------
Contract owners' equity end of period ..        296,367,162         195,444,988          97,175,739          38,355,932
                                           ================       =============         ===========         ===========


CHANGES IN UNITS:
  Beginning units ......................         10,249,666           4,403,484           3,621,109           2,025,790
                                           ----------------       -------------         -----------         -----------
  Units purchased ......................         10,015,585          25,184,965          13,398,790           3,327,972
  Units redeemed .......................         (1,307,393)        (19,338,783)         (9,260,998)         (1,732,653)
                                           ----------------       -------------         -----------         -----------
  Ending units .........................         18,957,858          10,249,666           7,758,901           3,621,109
                                           ================       =============         ===========         ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                         DrySRGro                           DryStkIx
                                                 2000              1999             2000                1999
Investment activity:
  Net investment income ................   $     (298,852)         (854,255)         (723,226)        1,159,244
  Realized gain (loss) on investments ..          167,043           737,163         9,409,544         2,518,860
  Change in unrealized gain (loss)
     on investments ....................      (37,295,339)       21,902,824      (160,748,036)      103,762,225
  Reinvested capital gains .............                -         5,506,089        19,988,077         6,286,659
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (37,427,148)       27,291,821      (132,073,641)      113,726,988
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................      161,412,256        88,613,989       552,164,395       474,442,086
  Transfers between funds ..............       12,434,467        15,489,812       (30,707,971)       54,840,182
  Redemptions ..........................      (14,088,350)       (3,496,257)      (67,406,606)      (24,356,262)
  Annuity benefits .....................          (15,894)                -           (60,355)                -
  Annual contract maintenance charges
     (note 2) ..........................          (22,766)                -           (43,549)                -
  Contingent deferred sales charges
     (note 2) ..........................         (283,845)          (62,705)       (1,282,750)         (501,167)
  Adjustments to maintain reserves .....          (25,618)             (233)            3,064               827
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........      159,410,250       100,544,606       452,666,228       504,425,666
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..      121,983,102       127,836,427       320,592,587       618,152,654
Contract owners' equity beginning
  of period ............................      166,642,026        38,805,599       929,607,317       311,454,663
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..   $  288,625,128       166,642,026     1,250,199,904       929,607,317
                                           ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................        9,959,872         2,978,393        59,725,015        23,720,922
                                           --------------    --------------    --------------    --------------
  Units purchased ......................       13,114,341         8,790,843        57,688,534        48,213,520
  Units redeemed .......................       (3,340,215)       (1,809,364)      (26,883,999)      (12,209,427)
                                           --------------    --------------    --------------    --------------
  Ending units .........................       19,733,998         9,959,872        90,529,550        59,725,015
                                           ==============    ==============    ==============    ==============

                                                       DryEuroEq                              DryAp
                                                2000              1999             2000                1999
Investment activity:
  Net investment income ................          (93,355)            1,857          (567,075)         (242,833)
  Realized gain (loss) on investments ..       (1,011,987)          116,825         3,885,737         1,407,988
  Change in unrealized gain (loss)
     on investments ....................          195,900           200,421        (9,163,752)        9,643,177
  Reinvested capital gains .............          465,237            20,286         1,997,656           612,835
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................         (444,205)          339,389        (3,847,434)       11,421,167
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       15,305,300           526,129        56,093,593       101,641,759
  Transfers between funds ..............        3,615,357         1,278,795       (28,587,786)         (277,522)
  Redemptions ..........................         (564,054)          (10,356)      (10,437,967)       (4,721,764)
  Annuity benefits .....................             (396)                -            (9,350)                -
  Annual contract maintenance charges
     (note 2) ..........................              (31)                -            (8,526)                -
  Contingent deferred sales charges
     (note 2) ..........................           (7,585)                -          (232,038)         (112,549)
  Adjustments to maintain reserves .....           (1,518)              (29)            5,161            (1,052)
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........       18,347,073         1,794,539        16,823,087        96,528,872
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..       17,902,868         2,133,928        12,975,653       107,950,039
Contract owners' equity beginning
  of period ............................        2,133,928                 -       165,362,029        57,411,990
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..       20,036,796         2,133,928       178,337,682       165,362,029
                                           ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units ......................          165,469                 -        11,442,779         4,345,651
                                           --------------    --------------    --------------    --------------
  Units purchased ......................        6,412,478           166,272         3,231,107        10,352,838
  Units redeemed .......................       (4,972,088)             (803)       (1,989,950)       (3,255,710)
                                           --------------    --------------    --------------    --------------
  Ending units .........................        1,605,859           165,469        12,683,936        11,442,779
                                           ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                      FedQualBd                           FidVIPEIS
                                                2000              1999               2000                1999
Investment activity:
  Net investment income ................   $     (191,541)          (19,926)        1,784,211           276,884
  Realized gain (loss) on investments ..          118,900               561        (2,992,995)          412,361
  Change in unrealized gain (loss)
     on investments ....................        3,607,712           (15,720)       10,955,127         1,517,647
  Reinvested capital gains .............                -                 -        23,074,503         6,899,485
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................        3,535,071           (35,085)       32,820,846         9,106,377
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       43,993,646         5,376,015       174,170,691       178,867,332
  Transfers between funds ..............       12,145,600         2,358,597       (29,077,665)       (7,116,225)
  Redemptions ..........................       (2,254,252)         (251,679)      (23,938,568)      (15,062,722)
  Annuity benefits .....................           (1,058)                -            (1,735)                -
  Annual contract maintenance charges
     (note 2) ..........................              (15)                -            (5,050)                -
  Contingent deferred sales charges
     (note 2) ..........................          (10,213)           (1,674)         (445,155)         (279,245)
  Adjustments to maintain reserves .....           14,029               757           (10,554)           (3,780)
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........       53,887,737         7,482,016       120,691,964       156,405,360
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..       57,422,808         7,446,931       153,512,810       165,511,737
Contract owners' equity beginning
  of period ............................        7,446,931                 -       362,084,796       196,573,059
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..   $   64,869,739         7,446,931       515,597,606       362,084,796
                                           ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units ......................          759,756                 -        30,054,428        17,214,676
                                           --------------    --------------    --------------    --------------
  Units purchased ......................        6,833,526           785,433        26,437,067        19,001,003
  Units redeemed .......................       (1,524,547)          (25,677)      (16,792,729)       (6,161,251)
                                           --------------    --------------    --------------    --------------
  Ending units .........................        6,068,735           759,756        39,698,766        30,054,428
                                           ==============    ==============    ==============    ==============


                                                        FidVIPGrS                          FidVIPHIS
                                                 2000              1999              2000               1999
Investment activity:
  Net investment income ................       (9,299,351)       (2,857,145)       10,773,494         8,524,706
  Realized gain (loss) on investments ..        9,889,705         5,074,750       (12,003,334)       (7,151,085)
  Change in unrealized gain (loss)
     on investments ....................     (223,848,501)       98,493,324       (47,739,384)        7,299,162
  Reinvested capital gains .............       73,816,434        15,475,451                 -           373,243
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (149,441,713)      116,186,380       (48,969,224)        9,046,026
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................      595,544,756       306,170,035        84,042,564        81,385,530
  Transfers between funds ..............       39,393,582        96,715,312       (45,395,916)       10,885,567
  Redemptions ..........................      (51,172,934)      (19,374,716)      (12,916,647)       (8,253,422)
  Annuity benefits .....................          (36,664)                -            (1,103)                -
  Annual contract maintenance charges
     (note 2) ..........................          (21,707)                -            (2,358)                -
  Contingent deferred sales charges
     (note 2) ..........................         (930,991)         (654,127)         (203,015)         (109,715)
  Adjustments to maintain reserves .....          (18,136)          (12,461)              583              (414)
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........      582,757,906       382,844,043        25,524,108        83,907,546
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..      433,316,193       499,030,423       (23,445,116)       92,953,572
Contract owners' equity beginning
  of period ............................      608,360,296       109,329,873       196,340,692       103,387,120
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..    1,041,676,489       608,360,296       172,895,576       196,340,692
                                           ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units ......................       32,663,000         7,899,480        18,906,184        10,786,671
                                           --------------    --------------    --------------    --------------
  Units purchased ......................       53,784,950        37,186,449        19,481,588        19,151,947
  Units redeemed .......................      (21,516,374)      (12,422,929)      (16,833,231)      (11,032,434)
                                           --------------    --------------    --------------    --------------
  Ending units .........................       64,931,576        32,663,000        21,554,541        18,906,184
                                           ==============    ==============    ==============    ==============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                      FidVIPOvS                         FidVIPConS
                                                2000             1999             2000              1999
Investment activity:
  Net investment income ................   $     155,316          (37,735)      (4,109,902)      (1,862,227)
  Realized gain (loss) on investments ..     (18,282,305)      11,318,460        3,622,126          280,432
  Change in unrealized gain (loss)
     on investments ....................     (11,652,447)      10,631,802     (102,500,793)      58,793,652
  Reinvested capital gains .............       9,430,441          691,619       56,635,936        5,159,836
                                           -------------    -------------    -------------     ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (20,348,995)      22,604,146      (46,352,633)      62,371,693
                                           -------------    -------------    -------------     ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................      70,114,178       31,661,483      279,920,230      210,779,869
  Transfers between funds ..............     (11,336,752)      13,663,206      (20,109,306)      32,806,150
  Redemptions ..........................      (5,797,870)      (1,724,410)     (27,709,617)      (9,615,920)
  Annuity benefits .....................         (12,741)               -          (16,590)               -
  Annual contract maintenance charges
     (note 2) ..........................            (647)               -          (17,553)               -
  Contingent deferred sales charges
     (note 2) ..........................         (82,326)         (34,214)        (571,546)        (187,997)
  Adjustments to maintain reserves .....          55,233           (5,141)         (80,970)          (1,122)
                                           -------------    -------------    -------------     ------------
       Net equity transactions .........      52,939,075       43,560,924      231,414,648      233,780,980
                                           -------------    -------------    -------------     ------------

Net change in contract owners' equity ..      32,590,080       66,165,070      185,062,015      296,152,673
Contract owners' equity beginning
  of period ............................      92,437,608       26,272,538      424,819,690      128,667,017
                                           -------------    -------------    -------------     ------------
Contract owners' equity end of period ..   $ 125,027,688       92,437,608      609,881,705      424,819,690
                                           =============    =============    =============     ============


CHANGES IN UNITS:
  Beginning units ......................       5,905,380        2,378,635       27,031,978       10,045,452
                                           -------------    -------------    -------------     ------------
  Units purchased ......................      76,402,686       19,618,300       24,701,756       21,082,656
  Units redeemed .......................     (72,446,597)     (16,091,555)      (9,542,894)      (4,096,130)
                                           -------------    -------------    -------------     ------------
  Ending units .........................       9,861,469        5,905,380       42,190,840       27,031,978
                                           =============    =============    =============     ============

                                                     FidVIPGrOpS                        JanCapAp
                                                2000             1999             2000          1999
Investment activity:
  Net investment income ................         452,743         (505,350)        (163,203)         -
  Realized gain (loss) on investments ..         581,523        2,824,087       (3,781,514)         -
  Change in unrealized gain (loss)
     on investments ....................     (51,769,543)         700,174      (76,377,132)         -
  Reinvested capital gains .............      12,702,709        2,093,404                -          -
                                           -------------    -------------    -------------     ------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (38,032,568)       5,112,315      (80,321,849)         -
                                           -------------    -------------    -------------     ------

Equity transactions:
  Purchase payments received from
     contract owners ...................      64,032,347      111,530,050      366,569,594          -
  Transfers between funds ..............     (44,904,154)      (2,530,648)     105,606,666          -
  Redemptions ..........................     (11,434,053)      (6,562,117)     (12,687,236)         -
  Annuity benefits .....................          (9,659)               -           (7,141)         -
  Annual contract maintenance charges
     (note 2) ..........................          (1,990)               -             (443)         -
  Contingent deferred sales charges
     (note 2) ..........................        (215,072)        (125,543)        (158,020)         -
  Adjustments to maintain reserves .....           9,299            2,854           32,580          -
                                           -------------    -------------    -------------     ------
       Net equity transactions .........       7,476,718      102,314,596      459,356,000          -
                                           -------------    -------------    -------------     ------

Net change in contract owners' equity ..     (30,555,850)     107,426,911      379,034,151          -
Contract owners' equity beginning
  of period ............................     208,028,456      100,601,545                -          -
                                           -------------    -------------    -------------     ------
Contract owners' equity end of period ..     177,472,606      208,028,456      379,034,151          -
                                           =============    =============    =============     ======


CHANGES IN UNITS:
  Beginning units ......................      15,778,837        7,846,207                -          -
                                           -------------    -------------    -------------     ------
  Units purchased ......................       7,812,251       12,878,863       41,344,136          -
  Units redeemed .......................      (7,064,114)      (4,946,233)      (1,338,310)         -
                                           -------------    -------------    -------------     ------
  Ending units .........................      16,526,974       15,778,837       40,005,826          -
                                           =============    =============    =============     ======



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                   JanGlobTech                JanInGro
                                                  2000       1999         2000        1999
Investment activity:
  Net investment income ................     $    (815,188)     -         8,212,948      -
  Realized gain (loss) on investments ..        (4,972,428)     -       (52,914,841)     -
  Change in unrealized gain (loss)
     on investments ....................      (110,898,324)     -       (22,742,452)     -
  Reinvested capital gains .............                 -      -                 -      -
                                             -------------    ---     -------------    ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (116,685,940)     -       (67,444,345)     -
                                             -------------    ---     -------------    ---

Equity transactions:
  Purchase payments received from
     contract owners ...................       256,863,272      -       285,820,460      -
  Transfers between funds ..............        95,852,810      -        80,274,764      -
  Redemptions ..........................        (9,789,744)     -        (8,224,464)     -
  Annuity benefits .....................            (7,779)     -            (7,985)     -
  Annual contract maintenance charges
     (note 2) ..........................              (612)     -              (419)     -
  Contingent deferred sales charges
     (note 2) ..........................          (158,536)     -           (96,809)     -
  Adjustments to maintain reserves .....            63,970      -           (19,437)     -
                                             -------------    ---     -------------    ---
       Net equity transactions .........       342,823,381      -       357,746,110      -
                                             -------------    ---     -------------    ---

Net change in contract owners' equity ..       226,137,441      -       290,301,765      -
Contract owners' equity beginning
  of period ............................                 -      -                 -      -
                                             -------------    ---     -------------    ---
Contract owners' equity end of period ..     $ 226,137,441      -       290,301,765      -
                                             =============    ===     =============    ===


CHANGES IN UNITS:
  Beginning units ......................                 -      -                 -      -
                                             -------------    ---     -------------      -
  Units purchased ......................        36,004,276      -        30,726,087      -
  Units redeemed .......................        (1,275,029)     -          (836,028)     -
                                             -------------    ---     -------------      -
  Ending units .........................        34,729,247      -        29,890,059      -
                                             =============    ===     =============    ===

                                                         MSEmMkt                           MSMidCapG
                                                  2000               1999               2000       1999
Investment activity:
  Net investment income ................         1,640,174            743,512            (21,581)     -
  Realized gain (loss) on investments ..           740,253           (278,354)           (73,641)     -
  Change in unrealized gain (loss)
     on investments ....................        (1,355,540)           798,575           (795,505)     -
  Reinvested capital gains .............                 -                  -             11,925      -
                                             -------------      -------------      -------------    ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................         1,024,887          1,263,733           (878,802)     -
                                             -------------      -------------      -------------    ---

Equity transactions:
  Purchase payments received from
     contract owners ...................         5,135,699          2,576,386          5,262,458      -
  Transfers between funds ..............         5,238,054           (170,498)         3,535,282      -
  Redemptions ..........................          (808,451)          (205,541)          (131,528)     -
  Annuity benefits .....................                 -                  -               (627)     -
  Annual contract maintenance charges
     (note 2) ..........................              (103)                 -                  -      -
  Contingent deferred sales charges
     (note 2) ..........................           (11,623)            (2,930)            (2,318)     -
  Adjustments to maintain reserves .....               327                  4               (111)     -
                                             -------------      -------------      -------------    ---
       Net equity transactions .........         9,553,903          2,197,421          8,663,156      -
                                             -------------      -------------      -------------    ---

Net change in contract owners' equity ..        10,578,790          3,461,154          7,784,354      -
Contract owners' equity beginning
  of period ............................         6,712,494          3,251,340                  -      -
                                             -------------      -------------      -------------    ---
Contract owners' equity end of period ..        17,291,284          6,712,494          7,784,354      -
                                             =============      =============      =============      =


CHANGES IN UNITS:
  Beginning units ......................           665,922            439,302                  -      -
                                             -------------      -------------      -------------    ---
  Units purchased ......................           929,343          1,073,867            849,514      -
  Units redeemed .......................          (190,992)          (847,247)           (20,222)     -
                                             -------------      -------------      -------------    ---
  Ending units .........................         1,404,273            665,922            829,292      -
                                             =============      =============      =============    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                         MSUSRE                              NSATBal
                                                 2000               1999              2000              1999
Investment activity:
  Net investment income ................     $ 12,602,563           981,436         1,612,010         1,534,982
  Realized gain (loss) on investments ..        2,801,333        (1,291,147)         (233,045)           46,794
  Change in unrealized gain (loss)
     on investments ....................        2,954,436          (722,279)       (3,168,340)       (2,325,487)
  Reinvested capital gains .............          319,950                 -                 -            10,762
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       18,678,282        (1,031,990)       (1,789,375)         (732,949)
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       20,826,430         8,349,713        46,546,340        40,680,546
  Transfers between funds ..............       16,556,157        (3,211,414)       (7,981,627)       (2,694,018)
  Redemptions ..........................       (1,793,241)         (943,773)       (5,941,381)       (2,544,229)
  Annuity benefits .....................                -                 -              (560)                -
  Annual contract maintenance charges
     (note 2) ..........................             (120)                -            (1,164)                -
  Contingent deferred sales charges
     (note 2) ..........................          (26,471)          (21,748)         (106,034)          (32,122)
  Adjustments to maintain reserves .....       (9,786,882)             (165)            5,006            44,627
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........       25,775,873         4,172,613        32,520,580        35,454,804
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity ..       44,454,155         3,140,623        30,731,205        34,721,855
Contract owners' equity beginning
  of period ............................       21,151,811        18,011,188        73,894,926        39,173,071
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..     $ 65,605,966        21,151,811       104,626,131        73,894,926
                                             ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ......................        2,410,128         1,990,027         6,828,549         3,613,585
                                             ------------      ------------      ------------      ------------
  Units purchased ......................        9,646,859         2,127,935         5,628,778         4,333,511
  Units redeemed .......................       (6,372,355)       (1,707,834)       (2,617,120)       (1,118,547)
                                             ------------      ------------      ------------      ------------
  Ending units .........................        5,684,632         2,410,128         9,840,207         6,828,549
                                             ============      ============      ============      ============


                                                        NSATCapAp                       NSATEmMkt
                                                  2000             1999             2000        1999
Investment activity:
  Net investment income ................       (2,532,457)         (893,159)             (879)     -
  Realized gain (loss) on investments ..       (2,121,865)        3,118,604           (87,888)     -
  Change in unrealized gain (loss)
     on investments ....................     (136,041,722)      (18,009,623)              326      -
  Reinvested capital gains .............       52,248,895        22,036,681                 -      -
                                             ------------      ------------      ------------   ----
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (88,447,149)        6,252,503           (88,441)     -
                                             ------------      ------------      ------------   ----

Equity transactions:
  Purchase payments received from
     contract owners ...................       70,219,052       186,868,647            67,486      -
  Transfers between funds ..............      (73,437,312)      (33,840,307)          127,309      -
  Redemptions ..........................      (17,516,902)      (12,585,838)           (1,578)     -
  Annuity benefits .....................          (14,847)                -                 -      -
  Annual contract maintenance charges
     (note 2) ..........................          (11,435)                -                 -      -
  Contingent deferred sales charges
     (note 2) ..........................         (425,092)         (275,367)                -      -
  Adjustments to maintain reserves .....           24,576           (12,885)               91      -
                                             ------------      ------------      ------------   ----
       Net equity transactions .........      (21,161,960)      140,154,250           193,308      -
                                             ------------      ------------      ------------   ----

Net change in contract owners' equity ..     (109,609,109)      146,406,753           104,867      -
Contract owners' equity beginning
  of period ............................      341,934,234       195,527,481                 -      -
                                             ------------      ------------      ------------   ----
Contract owners' equity end of period ..      232,325,125       341,934,234           104,867      -
                                             ============      ============      ============   ====


CHANGES IN UNITS:
  Beginning units ......................       24,935,324        14,630,149                 -      -
                                             ------------      ------------      ------------   ----
  Units purchased ......................       12,426,701        17,295,891            12,904      -
  Units redeemed .......................      (13,939,019)       (6,990,716)             (288)     -
                                             ------------      ------------      ------------   ----
  Ending units .........................       23,423,006        24,935,324            12,616      -
                                             ============      ============      ============   ====


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                        NSATEqInc                      NSATGlobTC
                                                  2000              1999              2000      1999
Investment activity:
  Net investment income ................     $    (49,646)         (119,626)          (13,870)     -
  Realized gain (loss) on investments ..          350,587           128,839        (1,057,526)     -
  Change in unrealized gain (loss)
     on investments ....................       (7,052,261)        3,294,853        (1,360,035)     -
  Reinvested capital gains .............                -            10,580           114,212      -
                                             ------------       -----------        ----------   ----
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (6,751,320)        3,314,646        (2,317,219)     -
                                             ------------       -----------        ----------   ----

Equity transactions:
  Purchase payments received from
     contract owners ...................       30,102,882        10,827,322         2,276,687      -
  Transfers between funds ..............        3,858,095         1,031,331         5,889,821      -
  Redemptions ..........................       (2,736,832)       (1,057,143)          (62,719)     -
  Annuity benefits .....................           (1,665)                -                 -      -
  Annual contract maintenance charges
     (note 2) ..........................             (186)                -               (26)     -
  Contingent deferred sales charges
     (note 2) ..........................          (40,522)          (20,478)              (82)     -
  Adjustments to maintain reserves .....            2,432               (31)         (214,515)     -
                                             ------------       -----------        ----------   ----
       Net equity transactions .........       31,184,204        10,781,001         7,889,166      -
                                             ------------       -----------        ----------   ----

Net change in contract owners' equity ..       24,432,884        14,095,647         5,571,947      -
Contract owners' equity beginning
  of period ............................       26,887,620        12,791,973                 -      -
                                             ------------       -----------        ----------   ----
Contract owners' equity end of period ..     $ 51,320,504        26,887,620         5,571,947      -
                                             ============       ===========        ==========   ====


CHANGES IN UNITS:
  Beginning units ......................        1,974,337         1,104,160                 -      -
                                             ------------       -----------        ----------   ----
  Units purchased ......................        3,006,832         1,082,834           896,490      -
  Units redeemed .......................         (726,894)         (212,657)          (23,407)     -
                                             ------------       -----------        ----------   ----
  Ending units .........................        4,254,275         1,974,337           873,083      -
                                             ============       ===========        ==========   ====


                                                        NSATGvtBd                        NSATGrFoc
                                                2000                1999              2000      1999

Investment activity:
  Net investment income ................       13,853,129         9,200,297            (4,841)     -
  Realized gain (loss) on investments ..       (2,858,471)         (512,129)         (505,621)     -
  Change in unrealized gain (loss)
     on investments ....................       19,607,075       (15,046,720)         (256,200)     -
  Reinvested capital gains .............                -           458,147                 -      -
                                             ------------        ----------         ---------   ----
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       30,601,733        (5,900,405)         (766,662)     -
                                             ------------        ----------         ---------   ----

Equity transactions:
  Purchase payments received from
     contract owners ...................      103,503,151       155,714,369           443,630      -
  Transfers between funds ..............      (10,659,484)      (31,118,681)        2,215,215      -
  Redemptions ..........................      (19,065,772)      (12,549,617)           (3,456)     -
  Annuity benefits .....................           (5,111)                -                 -      -
  Annual contract maintenance charges
     (note 2) ..........................           (2,531)                -                (7)     -
  Contingent deferred sales charges
     (note 2) ..........................         (301,999)         (152,236)                -      -
  Adjustments to maintain reserves .....           10,440            (5,324)           (5,269)     -
                                             ------------        ----------         ---------   ----
       Net equity transactions .........       73,478,694       111,888,511         2,650,113      -
                                             ------------        ----------         ---------   ----

Net change in contract owners' equity ..      104,080,427       105,988,106         1,883,451      -
Contract owners' equity beginning
  of period ............................      241,727,767       135,739,661                 -      -
                                             ------------        ----------         ---------   ----
Contract owners' equity end of period ..      345,808,194       241,727,767         1,883,451      -
                                             ============        ==========         =========   ====


CHANGES IN UNITS:
  Beginning units ......................       23,054,706        12,410,863                 -      -
                                             ------------        ----------         ---------   ----
  Units purchased ......................       22,268,670        21,453,996           304,546      -
  Units redeemed .......................      (15,244,412)      (10,810,153)           (2,336)     -
                                             ------------        ----------         ---------   ----
  Ending units .........................       30,078,964        23,054,706           302,210      -
                                             ============        ==========         =========   ====

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                        NSATHIncBd                       NSATIntGr
                                                  2000               1999               2000     1999
Investment activity:
  Net investment income ................     $  4,850,542         3,317,386            (1,346)     -
  Realized gain (loss) on investments ..         (535,934)         (774,018)          (45,487)     -
  Change in unrealized gain (loss)
     on investments ....................       (9,518,647)       (1,931,626)            6,563      -
  Reinvested capital gains .............                -            20,477                 -      -
                                             ------------        ----------           -------    ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (5,204,039)          632,219           (40,270)     -
                                             ------------        ----------           -------    ---

Equity transactions:
  Purchase payments received from
     contract owners ...................       21,514,941        26,877,564            70,191      -
  Transfers between funds ..............       (7,075,558)       (4,776,516)          375,299      -
  Redemptions ..........................       (3,805,183)       (2,757,819)           (1,782)     -
  Annuity benefits .....................           (1,285)                -                 -      -
  Annual contract maintenance charges
     (note 2) ..........................             (168)                -                 -      -
  Contingent deferred sales charges
     (note 2) ..........................          (67,776)          (38,131)                -      -
  Adjustments to maintain reserves .....              781             1,005                (6)     -
                                             ------------        ----------           -------    ---
       Net equity transactions .........       10,565,752        19,306,103           443,702      -
                                             ------------        ----------           -------    ---

Net change in contract owners' equity ..        5,361,713        19,938,322           403,432      -
Contract owners' equity beginning
  of period ............................       49,937,862        29,999,540                 -      -
                                             ------------        ----------           -------    ---
Contract owners' equity end of period ..     $ 55,299,575        49,937,862           403,432      -
                                             ============        ==========           =======    ===


CHANGES IN UNITS:
  Beginning units ......................        4,575,209         2,804,271                 -      -
                                             ------------        ----------           -------    ---
  Units purchased ......................        2,845,681         4,585,277            44,989      -
  Units redeemed .......................       (1,813,088)       (2,814,339)           (1,087)     -
                                             ------------        ----------           -------    ---
  Ending units .........................        5,607,802         4,575,209            43,902      -
                                             ============        ==========           =======    ===

                                                         NSATMidCapIx                     NSATMyMkt
                                                    2000             1999           2000               1999
Investment activity:
  Net investment income ................         (112,841)          (73,903)       25,289,928        10,990,355
  Realized gain (loss) on investments ..        2,312,155            92,868                 -                 -
  Change in unrealized gain (loss)
     on investments ....................       (1,917,919)        1,139,778                 -                 -
  Reinvested capital gains .............        3,108,525           906,636                 -                 -
                                              -----------        ----------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................        3,389,920         2,065,379        25,289,928        10,990,355
                                              -----------        ----------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       45,272,742         5,311,828       838,515,011       513,201,591
  Transfers between funds ..............       28,498,331           629,075      (388,293,928)     (270,070,521)
  Redemptions ..........................       (2,716,542)         (506,127)      (95,747,059)      (35,394,012)
  Annuity benefits .....................           (9,335)                -           (74,157)                -
  Annual contract maintenance charges
     (note 2) ..........................             (360)                -            (1,911)                -
  Contingent deferred sales charges
     (note 2) ..........................          (31,752)           (6,847)       (1,108,426)         (569,286)
  Adjustments to maintain reserves .....           48,319             4,046           (67,852)           66,186
                                              -----------        ----------      ------------      ------------
       Net equity transactions .........       71,061,403         5,431,975       353,221,678       207,233,958
                                              -----------        ----------      ------------      ------------

Net change in contract owners' equity ..       74,451,323         7,497,354       378,511,606       218,224,313
Contract owners' equity beginning
  of period ............................       14,741,415         7,244,061       409,535,675       191,311,362
                                              -----------        ----------      ------------      ------------
Contract owners' equity end of period ..       89,192,738        14,741,415       788,047,281       409,535,675
                                              ===========        ==========      ============      ============


CHANGES IN UNITS:
  Beginning units ......................        1,114,320           663,437        37,954,711        18,220,141
                                              -----------        ----------      ------------      ------------
  Units purchased ......................        7,024,346           489,142        85,241,760        86,544,584
  Units redeemed .......................       (2,453,430)          (38,259)      (52,561,594)      (66,810,014)
                                              -----------        ----------      ------------      ------------
  Ending units .........................        5,685,236         1,114,320        70,634,877        37,954,711
                                              ===========        ==========      ============      ============



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                       NSATMSecBd                          NSATGlob50
                                                  2000             1999              2000               1999
Investment activity:
  Net investment income ................     $  4,209,889         2,584,713           (90,152)         (159,547)
  Realized gain (loss) on investments ..       (1,416,193)         (213,719)        1,960,625           124,867
  Change in unrealized gain (loss)
     on investments ....................          864,606        (1,852,549)       (9,742,003)        4,354,472
  Reinvested capital gains .............                -                 -         1,639,194         1,182,461
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................        3,658,302           518,445        (6,232,336)        5,502,253
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       32,251,061        27,508,026        18,603,078        15,224,818
  Transfers between funds ..............        3,587,916        (1,144,670)       (2,725,632)        2,201,223
  Redemptions ..........................       (4,353,022)       (2,473,128)       (2,059,534)         (854,333)
  Annuity benefits .....................              (86)                -              (216)                -
  Annual contract maintenance charges
     (note 2) ..........................             (161)                -              (480)                -
  Contingent deferred sales charges
     (note 2) ..........................          (75,160)          (41,232)          (39,284)           (8,941)
  Adjustments to maintain reserves .....              900              (217)          (17,045)            8,686
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........       31,411,448        23,848,779        13,760,887        16,571,453
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity ..       35,069,750        24,367,224         7,528,551        22,073,706
Contract owners' equity beginning
  of period ............................       59,321,062        34,953,838        37,100,378        15,026,672
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..     $ 94,390,812        59,321,062        44,628,929        37,100,378
                                             ============      ============      ============      ============



CHANGES IN UNITS:
  Beginning units ......................        5,745,755         3,410,266         2,562,069         1,260,859
                                             ------------      ------------      ------------      ------------
  Units purchased ......................        6,111,981         3,684,715         5,284,856         1,645,648
  Units redeemed .......................       (3,116,153)       (1,349,226)       (4,293,005)         (344,438)
                                             ------------      ------------      ------------      ------------
  Ending units .........................        8,741,583         5,745,755         3,553,920         2,562,069
                                             ============      ============      ============      ============

                                                         NSATSmCapG                         NSATSmCapV
                                                  2000              1999             2000              1999
Investment activity:
  Net investment income ................         (517,795)          (17,275)       (1,092,180)         (447,536)
  Realized gain (loss) on investments ..        1,286,394           573,462         2,335,897         2,444,930
  Change in unrealized gain (loss)
     on investments ....................      (17,955,941)        3,274,222       (21,605,961)       (2,252,934)
  Reinvested capital gains .............          775,379           510,845        26,714,354        11,306,131
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (16,411,963)        4,341,254         6,352,110        11,050,591
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       56,497,245         3,532,204        49,089,651        25,899,735
  Transfers between funds ..............       17,777,370         6,524,803        20,945,489         3,995,622
  Redemptions ..........................       (2,316,123)          (67,415)       (5,373,726)       (1,693,497)
  Annuity benefits .....................             (390)                -            (1,088)                -
  Annual contract maintenance charges
     (note 2) ..........................             (290)                -            (2,433)                -
  Contingent deferred sales charges
     (note 2) ..........................          (40,581)             (334)         (109,546)          (30,984)
  Adjustments to maintain reserves .....           27,418           (77,860)            2,838            16,893
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........       71,944,649         9,911,398        64,551,185        28,187,769
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity ..       55,532,686        14,252,652        70,903,295        39,238,360
Contract owners' equity beginning
  of period ............................       14,252,652                 -        68,966,903        29,728,543
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..       69,785,338        14,252,652       139,870,198        68,966,903
                                             ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ......................          599,267                 -         5,606,043         3,150,456
                                             ------------      ------------      ------------      ------------
  Units purchased ......................        7,121,558           602,102        14,392,825         6,906,463
  Units redeemed .......................       (3,685,549)           (2,835)      (10,161,957)       (4,450,876)
                                             ------------      ------------      ------------      ------------
  Ending units .........................        4,035,276           599,267         9,836,911         5,606,043
                                             ============      ============      ============      ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                           NSATSmCo                             NSATStrVal
                                                   2000               1999              2000              1999
Investment activity:
  Net investment income ................     $  (1,852,079)          (590,685)           (20,996)           (21,455)
  Realized gain (loss) on investments ..        14,652,717          8,555,188            152,087           (498,979)
  Change in unrealized gain (loss)
     on investments ....................       (43,187,481)        15,852,354          1,229,421           (536,035)
  Reinvested capital gains .............        39,062,828          4,052,068                  -            422,281
                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................         8,675,985         27,868,925          1,360,512           (634,188)
                                             -------------      -------------      -------------      -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       105,158,467         28,999,047          7,016,204          5,369,174
  Transfers between funds ..............        24,480,147          4,674,356            474,872         (3,499,556)
  Redemptions ..........................       (13,005,490)        (2,442,726)        (1,046,662)          (549,563)
  Annuity benefits .....................            (3,070)                 -                  -                  -
  Annual contract maintenance charges
     (note 2) ..........................            (1,512)                 -               (123)                 -
  Contingent deferred sales charges
     (note 2) ..........................          (166,521)           (58,681)           (18,088)           (11,600)
  Adjustments to maintain reserves .....            29,330                967                399               (138)
                                             -------------      -------------      -------------      -------------
       Net equity transactions .........       116,491,351         31,172,963          6,426,602          1,308,317
                                             -------------      -------------      -------------      -------------

Net change in contract owners' equity ..       125,167,336         59,041,888          7,787,114            674,129
Contract owners' equity beginning
  of period ............................       102,053,313         43,011,425         14,280,866         13,606,737
                                             -------------      -------------      -------------      -------------
Contract owners' equity end of period ..     $ 227,220,649        102,053,313         22,067,980         14,280,866
                                             =============      =============      =============      =============



CHANGES IN UNITS:
  Beginning units ......................         7,226,898          4,472,890          1,453,494          1,348,528
                                             -------------      -------------      -------------      -------------
  Units purchased ......................        31,180,668         13,324,101          3,766,431            932,608
  Units redeemed .......................       (24,049,320)       (10,570,093)        (3,174,789)          (827,642)
                                             -------------      -------------      -------------      -------------
  Ending units .........................        14,358,246          7,226,898          2,045,136          1,453,494
                                             =============      =============      =============      =============


                                                          NSATStMidCp                           NSATTotRe
                                                    2000              1999              2000                1999
Investment activity:
  Net investment income ................        (1,850,520)          (279,828)        (1,881,426)        (1,332,844)
  Realized gain (loss) on investments ..        20,409,266          1,867,118          2,225,351            738,485
  Change in unrealized gain (loss)
     on investments ....................       (68,420,907)        18,826,217       (228,097,732)         2,068,214
  Reinvested capital gains .............         7,110,947          4,290,875        207,299,915         18,733,710
                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (42,751,214)        24,704,382        (20,453,892)        20,207,565
                                             -------------      -------------      -------------      -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       108,458,682         22,842,076        180,515,782        236,961,792
  Transfers between funds ..............        32,261,262         32,390,564        (72,738,625)       (11,925,544)
  Redemptions ..........................       (10,028,767)        (1,318,965)       (34,074,138)       (20,433,946)
  Annuity benefits .....................              (354)                 -            (33,789)            (1,253)
  Annual contract maintenance charges
     (note 2) ..........................            (2,714)                 -            (16,888)                 -
  Contingent deferred sales charges
     (note 2) ..........................          (186,187)           (31,712)          (681,599)          (403,251)
  Adjustments to maintain reserves .....            52,422                881             53,083                (74)
                                             -------------      -------------      -------------      -------------
       Net equity transactions .........       130,554,344         53,882,844         73,023,826        204,197,724
                                             -------------      -------------      -------------      -------------

Net change in contract owners' equity ..        87,803,130         78,587,226         52,569,934        224,405,289
Contract owners' equity beginning
  of period ............................        87,324,702          8,737,476        510,286,583        285,881,294
                                             -------------      -------------      -------------      -------------
Contract owners' equity end of period ..       175,127,832         87,324,702        562,856,517        510,286,583
                                             =============      =============      =============      =============


CHANGES IN UNITS:
  Beginning units ......................         4,077,931            754,465         40,239,354         23,870,943
                                             -------------      -------------      -------------      -------------
  Units purchased ......................        13,730,696          4,847,563         18,674,436         22,708,822
  Units redeemed .......................        (8,214,116)        (1,524,097)       (13,089,402)        (6,340,411)
                                             -------------      -------------      -------------      -------------
  Ending units .........................         9,594,511          4,077,931         45,824,388         40,239,354
                                             =============      =============      =============      =============



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999


                                                        NBAMTGuard                         NBAMTMCGr
                                                 2000                1999            2000               1999
Investment activity:
  Net investment income ................     $   (385,982)         (372,457)       (2,509,235)         (486,685)
  Realized gain (loss) on investments ..        2,154,241           372,448        33,439,981         1,518,122
  Change in unrealized gain (loss)
     on investments ....................       (2,906,624)        5,598,352       (79,901,703)       29,692,933
  Reinvested capital gains .............                -                 -            56,886           854,495
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (1,138,365)        5,598,343       (48,914,071)       31,578,865
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       27,129,554        30,029,433       168,420,408        39,386,252
  Transfers between funds ..............       (3,783,997)       (1,195,248)       73,327,761         6,571,008
  Redemptions ..........................       (4,313,697)       (1,949,424)      (11,550,909)       (1,774,431)
  Annuity benefits .....................              (52)                -            (1,173)                -
  Annual contract maintenance charges
     (note 2) ..........................           (1,801)                -            (3,482)                -
  Contingent deferred sales charges
     (note 2) ..........................          (87,584)          (43,794)         (226,747)          (37,463)
  Adjustments to maintain reserves .....            1,705              (171)           23,759               623
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........       18,944,128        26,840,796       229,989,617        44,145,989
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity ..       17,805,763        32,439,139       181,075,546        75,724,854
Contract owners' equity beginning
  of period ............................       64,797,339        32,358,200       104,083,991        28,359,137
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..     $ 82,603,102        64,797,339       285,159,537       104,083,991
                                             ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ......................        4,217,877         2,362,938         4,329,553         1,757,462
                                             ------------      ------------      ------------      ------------
  Units purchased ......................        3,709,554         3,787,810        20,856,272         4,275,092
  Units redeemed .......................       (2,490,099)       (1,932,871)      (11,606,669)       (1,703,001)
                                             ------------      ------------      ------------      ------------
  Ending units .........................        5,437,332         4,217,877        13,579,156         4,329,553
                                             ============      ============      ============      ============


                                                          NBAMTPart                          OppAggGro
                                                   2000              1999             2000             1999
Investment activity:
  Net investment income ................         (275,054)          147,869        (3,913,210)         (562,098)
  Realized gain (loss) on investments ..       (9,900,668)       (1,322,749)       42,923,233        12,676,113
  Change in unrealized gain (loss)
     on investments ....................      (10,212,756)        5,530,836      (160,398,654)       36,427,451
  Reinvested capital gains .............       19,587,870         2,312,016         9,393,044                 -
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................         (800,608)        6,667,972      (111,995,587)       48,541,466
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       24,470,205        35,775,813       277,860,705        40,719,412
  Transfers between funds ..............      (24,469,876)      (18,685,095)      114,821,812        32,955,048
  Redemptions ..........................       (6,450,907)       (4,980,093)      (20,446,337)       (2,221,684)
  Annuity benefits .....................           (9,525)                -            (4,361)                -
  Annual contract maintenance charges
     (note 2) ..........................           (1,083)                -            (6,285)                -
  Contingent deferred sales charges
     (note 2) ..........................         (145,162)         (115,843)         (355,142)          (49,415)
  Adjustments to maintain reserves .....            1,309              (187)          333,361             1,821
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........       (6,605,039)       11,994,595       372,203,753        71,405,182
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity ..       (7,405,647)       18,662,567       260,208,166       119,946,648
Contract owners' equity beginning
  of period ............................      127,598,102       108,935,535       147,333,357        27,386,709
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..      120,192,455       127,598,102       407,541,523       147,333,357
                                             ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ......................       11,409,549        10,417,952         7,360,962         2,580,872
                                             ------------      ------------      ------------      ------------
  Units purchased ......................        6,068,008         4,913,647        46,701,481        12,946,779
  Units redeemed .......................       (6,822,701)       (3,922,050)      (31,705,040)       (8,166,689)
                                             ------------      ------------      ------------      ------------
  Ending units .........................       10,654,856        11,409,549        22,357,403         7,360,962
                                             ============      ============      ============      ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                            OppCapAp                         OppGlSec
                                                   2000                1999               2000        1999
Investment activity:
  Net investment income ................     $  (3,231,202)          (683,120)          (174,028)       -
  Realized gain (loss) on investments ..         8,250,121            312,465         (1,319,208)       -
  Change in unrealized gain (loss)
     on investments ....................       (43,595,783)        36,882,889            965,928        -
  Reinvested capital gains .............        15,688,516          2,067,307                  -        -
                                             -------------      -------------      -------------      ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (22,888,348)        38,579,541           (527,308)       -
                                             -------------      -------------      -------------      ---

Equity transactions:
  Purchase payments received from
     contract owners ...................       231,537,703         69,998,087         31,183,252        -
  Transfers between funds ..............        74,229,626         26,275,783         16,826,032        -
  Redemptions ..........................       (17,385,622)        (3,288,357)          (804,240)       -
  Annuity benefits .....................           (19,985)                 -                  -        -
  Annual contract maintenance charges
     (note 2) ..........................            (5,821)                 -                (13)       -
  Contingent deferred sales charges
     (note 2) ..........................          (323,927)           (64,894)            (5,564)       -
  Adjustments to maintain reserves .....               240                822            (11,898)       -
                                             -------------      -------------      -------------      ---
       Net equity transactions .........       288,032,214         92,921,441         47,187,569        -
                                             -------------      -------------      -------------      ---

Net change in contract owners' equity ..       265,143,866        131,500,982         46,660,261        -
Contract owners' equity beginning
  of period ............................       172,841,601         41,340,619                  -        -
                                             -------------      -------------      -------------      ---
Contract owners' equity end of period ..     $ 437,985,467        172,841,601         46,660,261        -
                                             =============      =============      =============        =


CHANGES IN UNITS:
  Beginning units ......................        10,136,548          3,425,712                  -        -
                                             -------------      -------------      -------------      ---
  Units purchased ......................        22,430,510          8,314,887          4,401,618        -
  Units redeemed .......................        (6,942,481)        (1,604,051)          (107,953)       -
                                             -------------      -------------      -------------      ---
  Ending units .........................        25,624,577         10,136,548          4,293,665        -
                                             =============      =============      =============      ===


                                                             OppGrInc                         StOpp2
                                                   2000                 1999              2000        1999
Investment activity:
  Net investment income ................        (1,968,058)          (564,908)          (153,189)       -
  Realized gain (loss) on investments ..           232,890             24,142              7,962        -
  Change in unrealized gain (loss)
     on investments ....................       (39,536,083)        16,554,000         (3,825,916)       -
  Reinvested capital gains .............         8,795,854            432,510          4,138,882        -
                                             -------------      -------------      -------------      ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (32,475,397)        16,445,744            167,739        -
                                             -------------      -------------      -------------      ---

Equity transactions:
  Purchase payments received from
     contract owners ...................       217,074,469         71,680,449         27,138,606        -
  Transfers between funds ..............        18,802,247          5,709,038         12,948,247        -
  Redemptions ..........................       (14,068,592)        (3,803,771)          (932,160)       -
  Annuity benefits .....................            (2,903)                 -                  -        -
  Annual contract maintenance charges
     (note 2) ..........................            (2,461)                 -                (26)       -
  Contingent deferred sales charges
     (note 2) ..........................          (254,832)           (65,301)            (9,810)       -
  Adjustments to maintain reserves .....            14,700                129             10,203        -
                                             -------------      -------------      -------------      ---
       Net equity transactions .........       221,562,628         73,520,544         39,155,060        -
                                             -------------      -------------      -------------      ---

Net change in contract owners' equity ..       189,087,231         89,966,288         39,322,799        -
Contract owners' equity beginning
  of period ............................       141,609,841         51,643,553                  -        -
                                             -------------      -------------      -------------      ---
Contract owners' equity end of period ..       330,697,072        141,609,841         39,322,799        -
                                             =============      =============      =============      ===


CHANGES IN UNITS:
  Beginning units ......................        10,862,734          4,853,931                  -        -
                                             -------------      -------------      -------------      ---
  Units purchased ......................        19,858,161          7,605,657          3,818,203        -
  Units redeemed .......................        (3,680,576)        (1,596,854)          (122,718)       -
                                             -------------      -------------      -------------      ---
  Ending units .........................        27,040,319         10,862,734          3,695,485        -
                                             =============      =============      =============      ===



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                        VEWrldEMkt                           VEWrldHAs
                                                 2000               1999                2000              1999
Investment activity:
  Net investment income ................     $   (453,093)         (135,165)          (12,679)          (14,403)
  Realized gain (loss) on investments ..      (12,977,256)        5,300,821           406,143           461,137
  Change in unrealized gain (loss)
     on investments ....................       (7,305,424)        6,929,541           140,154           349,586
  Reinvested capital gains .............                -                 -                 -                 -
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (20,735,773)       12,095,197           533,618           796,320
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       27,480,100         8,623,115         3,261,390         2,392,796
  Transfers between funds ..............       (6,211,962)       10,280,791          (123,880)        1,791,654
  Redemptions ..........................       (2,808,900)       (1,025,890)         (679,660)         (245,453)
  Annuity benefits .....................           (2,046)                -                 -                 -
  Annual contract maintenance charges
     (note 2) ..........................             (484)                -               (49)                -
  Contingent deferred sales charges
     (note 2) ..........................          (62,042)          (32,807)          (18,309)           (1,862)
  Adjustments to maintain reserves .....           (2,093)              621            (5,728)                5
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........       18,392,573        17,845,830         2,433,764         3,937,140
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity...       (2,343,200)       29,941,027         2,967,382         4,733,460
Contract owners' equity beginning
  of period ............................       34,675,769         4,734,742         6,781,015         2,047,555
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..     $ 32,332,569        34,675,769         9,748,397         6,781,015
                                             ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ......................        2,765,673           822,344           823,966           333,288
                                             ------------      ------------      ------------      ------------
  Units purchased ......................       17,715,204         8,409,367        10,364,644         5,860,191
  Units redeemed .......................      (16,573,236)       (6,466,038)      (10,163,132)       (5,369,513)
                                             ------------      ------------      ------------      ------------
  Ending units .........................        3,907,641         2,765,673         1,025,478           823,966
                                             ============      ============      ============      ============


                                                            VVIFDStk                          VVIFSmCoOpp
                                                   2000               1999             2000              1999

Investment activity:
  Net investment income ................          (12,312)            6,257             1,635             5,601
  Realized gain (loss) on investments ..           12,402            (3,231)            2,410               (19)
  Change in unrealized gain (loss)
     on investments ....................         (175,395)          164,023           347,726            11,787
  Reinvested capital gains .............                -                 -                 -                 -
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................         (175,305)          167,049           351,771            17,369
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................        9,389,168         3,821,737           636,057         1,359,026
  Transfers between funds ..............          105,125            65,984            12,611                 -
  Redemptions ..........................         (449,508)          (13,451)          (37,487)                -
  Annuity benefits .....................                -                 -                 -                 -
  Annual contract maintenance charges
     (note 2) ..........................                -                 -                 -                 -
  Contingent deferred sales charges
     (note 2) ..........................           (7,921)             (305)             (881)                -
  Adjustments to maintain reserves .....            1,740            (3,436)              (95)           (5,256)
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........        9,038,604         3,870,529           610,205         1,353,770
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity ..        8,863,299         4,037,578           961,976         1,371,139
Contract owners' equity beginning
  of period ............................        4,037,578                 -         1,371,139                 -
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..       12,900,877         4,037,578         2,333,115         1,371,139
                                             ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ......................          300,754                 -            37,942                 -
                                             ------------      ------------      ------------      ------------
  Units purchased ......................          926,297           301,756            62,850            37,942
  Units redeemed .......................          (14,320)           (1,002)           (5,023)                -
                                             ------------      ------------      ------------      ------------
  Ending units .........................        1,212,731           300,754            95,769            37,942
                                             ============      ============      ============      ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                       VPInvQBd                WRAsStrat           WRBal               WRBond
                                                 2000           1999          2000    1999      2000   1999          2000   1999
Investment activity:
  Net investment income ................   $   111,574         29,637           -      -          -      -             -      -
  Realized gain (loss) on investments ..        (6,761)           (61)          -      -          -      -             -      -
  Change in unrealized gain (loss)
     on investments ....................        96,171        (32,432)          -      -          -      -             -      -
  Reinvested capital gains .............             -              -           -      -          -      -             -      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       200,984         (2,856)          -      -          -      -             -      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---

Equity transactions:
  Purchase payments received from
     contract owners ...................       741,639      1,758,972      19,237      -      4,870      -        12,107      -
  Transfers between funds ..............      (342,460)             -           -      -          -      -             -      -
  Redemptions ..........................       (72,548)        (1,445)          -      -          -      -             -      -
  Annuity benefits .....................             -              -           -      -          -      -             -      -
  Annual contract maintenance charges
     (note 2) ..........................             -              -           -      -          -      -             -      -
  Contingent deferred sales charges
     (note 2) ..........................        (2,123)           (43)          -      -          -      -             -      -
  Adjustments to maintain reserves .....           765        (22,296)          4      -          3      -             -      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---
       Net equity transactions .........       325,273      1,735,188      19,241      -      4,873      -        12,107      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---

Net change in contract owners' equity ..       526,257      1,732,332      19,241      -      4,873      -        12,107      -
Contract owners' equity beginning
  of period ............................     1,732,332              -           -      -          -      -             -      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---
Contract owners' equity end of period ..   $ 2,258,589      1,732,332      19,241      -      4,873      -        12,107      -
                                           ===========      =========      ======    ===      =====    ===        ======    ===


CHANGES IN UNITS:
  Beginning units ......................        73,535              -           -      -          -      -             -      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---
  Units purchased ......................        73,495         73,596       1,854      -        476      -         1,184      -
  Units redeemed .......................       (41,798)           (61)          -      -          -      -             -      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---
  Ending units .........................       105,232         73,535       1,854      -        476      -         1,184      -
                                           ===========      =========      ======    ===      =====    ===        ======    ===


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                WRCoreEq            WRGrowth           WRInt            WRSciTech
                                             2000      1999      2000     1999      2000    1999      2000    1999
Investment activity:
  Net investment income ................   $      -       -          -       -          -      -          -       -
  Realized gain (loss) on investments ..          -       -          -       -          -      -          -       -
  Change in unrealized gain (loss)
     on investments ....................          -       -          -       -          -      -          -       -
  Reinvested capital gains .............          -       -          -       -          -      -          -       -
                                           --------     ---     ------     ---      -----    ---      -----     ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          -       -          -       -          -      -          -       -
                                           --------     ---     ------     ---      -----    ---      -----     ---

Equity transactions:
  Purchase payments received from
     contract owners ...................     20,217       -     14,253       -      2,614      -      5,891       -
  Transfers between funds ..............          -       -          -       -          -      -          -       -
  Redemptions ..........................          -       -          -       -          -      -          -       -
  Annuity benefits .....................          -       -          -       -          -      -          -       -
  Annual contract maintenance charges
     (note 2) ..........................          -       -          -       -          -      -          -       -
  Contingent deferred sales charges
     (note 2) ..........................          -       -          -       -          -      -          -       -
  Adjustments to maintain reserves .....         (7)      -         (3)      -          4      -         (3)      -
                                           --------     ---     ------     ---      -----    ---      -----     ---
       Net equity transactions .........     20,210       -     14,250       -      2,618      -      5,888       -
                                           --------     ---     ------     ---      -----    ---      -----     ---

Net change in contract owners' equity ..     20,210       -     14,250       -      2,618      -      5,888       -
Contract owners' equity beginning
  of period ............................          -       -          -       -          -      -          -       -
                                           --------     ---     ------     ---      -----    ---      -----     ---
Contract owners' equity end of period ..   $ 20,210       -     14,250       -      2,618      -      5,888       -
                                           ========     ===     ======     ===      =====    ===      =====     ===


CHANGES IN UNITS:
  Beginning units ......................          -       -          -       -          -      -          -       -
                                           --------     ---     ------     ---      -----    ---      -----     ---
  Units purchased ......................      1,979       -      1,408       -        258      -        607       -
  Units redeemed .......................          -       -          -       -          -      -          -       -
                                           --------     ---     ------     ---      -----    ---      -----     ---
  Ending units .........................      1,979       -      1,408       -        258      -        607       -
                                           ========     ===     ======     ===      =====    ===      =====     ===


NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                      WRSmCap                    WPValue
                                                 2000         1999         2000             1999
Investment activity:
  Net investment income ................     $         -         -          15,053           (4,056)
  Realized gain (loss) on investments ..               -         -         256,506          350,081
  Change in unrealized gain (loss)
     on investments ....................               -         -       1,010,977         (232,251)
  Reinvested capital gains .............               -         -         201,406          313,236
                                             -----------       ---      ----------       ----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................               -         -       1,483,942          427,010
                                             -----------       ---      ----------       ----------

Equity transactions:
  Purchase payments received from
     contract owners ...................           2,675         -       5,249,935        8,990,039
  Transfers between funds ..............               -         -      (2,809,252)      (3,279,579)
  Redemptions ..........................               -         -      (1,337,164)        (785,224)
  Annuity benefits .....................               -         -               -                -
  Annual contract maintenance charges
     (note 2) ..........................               -         -            (132)               -
  Contingent deferred sales charges
     (note 2) ..........................               -         -         (21,141)          (8,341)
  Adjustments to maintain reserves .....              (4)        -             851          (17,238)
                                             -----------       ---      ----------       ----------
       Net equity transactions .........           2,671         -       1,083,097        4,899,657
                                             -----------       ---      ----------       ----------

Net change in contract owners' equity ..           2,671         -       2,567,039        5,326,667
Contract owners' equity beginning
  of period ............................               -         -      18,422,359       13,095,692
                                             -----------       ---      ----------       ----------
Contract owners' equity end of period ..     $     2,671         -      20,989,398       18,422,359
                                             ===========       ===      ==========       ==========


CHANGES IN UNITS:
  Beginning units ......................               -         -       1,518,704        1,136,934
                                             -----------       ---      ----------       ----------
  Units purchased ......................             265         -       1,722,379        1,114,614
  Units redeemed .......................               -         -      (1,638,620)        (732,844)
                                             -----------       ---      ----------       ----------
  Ending units .........................             265         -       1,602,463        1,518,704
                                             ===========       ===      ==========       ==========


                                                        WPIntEq                          WPGPVenCp
                                                   2000          1999             2000               1999
Investment activity:
  Net investment income ................        (192,872)          78,565         (217,797)        (102,042)
  Realized gain (loss) on investments ..      (3,080,170)       9,376,742        5,080,297        2,371,543
  Change in unrealized gain (loss)
     on investments ....................      (6,782,621)       4,764,159      (10,957,173)       4,746,233
  Reinvested capital gains .............       3,528,115                -        1,943,800                -
                                            ------------      -----------      -----------      -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (6,527,548)      14,219,466       (4,150,873)       7,015,734
                                            ------------      -----------      -----------      -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................       2,083,400        7,668,878          971,171        3,304,912
  Transfers between funds ..............     (12,389,476)       5,802,849       (2,197,517)       5,171,722
  Redemptions ..........................      (1,997,216)      (1,105,825)        (954,721)        (382,170)
  Annuity benefits .....................               -                -                -                -
  Annual contract maintenance charges
     (note 2) ..........................            (110)               -             (149)               -
  Contingent deferred sales charges
     (note 2) ..........................         (47,525)         (28,643)         (24,723)          (9,129)
  Adjustments to maintain reserves .....             199          (44,309)              24               86
                                            ------------      -----------      -----------      -----------
       Net equity transactions .........     (12,350,728)      12,292,950       (2,205,915)       8,085,421
                                            ------------      -----------      -----------      -----------

Net change in contract owners' equity ..     (18,878,276)      26,512,416       (6,356,788)      15,101,155
Contract owners' equity beginning
  of period ............................      42,336,575       15,824,159       21,609,697        6,508,542
Contract owners' equity end of period ..      23,458,299       42,336,575       15,252,909       21,609,697
                                            ============      ===========      ===========      ===========


CHANGES IN UNITS:
  Beginning units ......................       2,784,067        1,604,386        1,263,066          626,200
                                            ------------      -----------      -----------      -----------
  Units purchased ......................      26,453,586       15,881,198        2,420,179        2,509,012
  Units redeemed .......................     (27,119,221)     (14,701,517)      (2,571,968)      (1,872,146)
                                            ------------      -----------      -----------      -----------
  Ending units .........................       2,118,432        2,784,067        1,111,277        1,263,066
                                            ============      ===========      ===========      ===========


See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT-9
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2000 AND 1999


1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                Dreyfus IP - European Equity Portfolio (DryEuroEq)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio (DryAp)

              Federated Quality Bond Fund II (FedQualBd)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                (FidVIPEIS)
                Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHIS) Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)

              Portfolio of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPConS)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)

              Portfolios of the Janus Aspen Series;
                Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanCapAp)
                Janus Aspen Series - Global Technology Portfolio - Service Shares (JanGlobTech)
                Janus Aspen Series - International Growth Portfolio - Service Shares (JanInGro)
              Portfolios of the Morgan Stanley: The Universal Institutional Funds, Inc. - (Morgan Stanley: UIF);
                Morgan Stanley: UIF - Emerging Markets Debt Portfolio (MSEmMkt) Morgan Stanley: UIF - Mid Cap Growth Portfolio (MSMidCapG) Morgan Stanley: UIF - U.S. Real Estate Portfolio (MSUSRE)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund - J.P. Morgan (NSATBal) Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Emerging Markets Fund - Gartmore (NSATEmMkt) Nationwide SAT - Equity Income Fund - Federated (NSATEqInc) Nationwide SAT - Global Technology & Communications Fund - Gartmore (NSATGlobTC)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Growth Focus Fund - Turner (NSATGrFoc) Nationwide SAT - High Income Bond Fund - Federated (NSATHIncBd) Nationwide SAT - International Growth Fund - Gartmore (NSATIntGr)
                Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMidCapIx) Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMSecBd) Nationwide SAT - Nationwide Global 50 Fund (NSATGlob50) Nationwide SAT - Nationwide Small Cap Growth Fund (NSATSmCapG) Nationwide SAT - Nationwide Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Nationwide Small Company Fund (NSATSmCo) Nationwide SAT - Nationwide Strategic Value Fund (NSATStrVal) Nationwide SAT - Strong - Mid Cap Growth Fund (NSATStMidCp) Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger Berman Advisers Management Trust
                (Neuberger Berman AMT);
                Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
                Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
                  (formerly Oppenheimer VAF - Growth Fund)
                Oppenheimer Global Securities Fund/VA (OppGlSec)
                Oppenheimer Main Street Growth & Income Fund/VA (OppGrInc)
                  (formerly Oppenheimer VAF - Growth & Income Fund)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Victory Variable Insurance Funds (Victory VIF);
                Victory VIF - Diversified Stock Fund Class A Shares (VVIFDStk) Victory VIF - Small Company Opportunity Fund Class A Shares (VVIFSmCoOpp)

              Portfolio of the Victory Portfolios (Victory Portfolios);
                Victory Portfolios - Investment Quality Bond Fund Class A Shares (VPInvQBd)

              Portfolios of the Wadell & Reed: W & R Target Funds, Inc. -
              (W & R Target Funds);
                W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat) W & R Target Funds, Inc. - Balanced Portfolio (WRBal)
                W & R Target Funds, Inc. - Bond Portfolio (WRBond)
                W & R Target Funds, Inc. - Core Equity Portfolio (WRCoreEq)
                W & R Target Funds, Inc. - Growth Portfolio (WRGrowth)
                W & R Target Funds, Inc. - International Portfolio (WRInt)
                W & R Target Funds, Inc. - Science & Technology Portfolio (WRSciTech)
                W & R Target Funds, Inc. - Small Cap Portfolio (WRSmCap)

                          NATIONWIDE VARIABLE ACCOUNT-9

                          NOTES TO FINANCIAL STATEMENTS


              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Global Post-Venture Capital Portfolio
               (WPGPVenCp)
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Value Portfolio (WPValue)

         At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) CALCULATION OF ANNUITY RESERVES

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     (a) Sales Charges

         The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge.

         On BOA Future, BOA V and BOA Choice contracts, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. On IVA contracts, the contingent deferred sales charge will not exceed 6% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on BOA Exclusive II contracts.

         No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     (b) Mortality and Expense Risk Charges

         The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation as follows:

         For the BOA Future contract, this charge ranges from an annual rate of .95% to a maximum of 2.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) reduced purchase payment; (b) five year CDSC; (c) CDSC waiver; (d) death benefit; (e) guaranteed minimum income benefit and (f) purchase payment bonus ("Extra Value" or "EV").

         For the BOA Exclusive II contract, this charge ranges from an annual rate of 1.20% to a maximum of 1.90% if all permissible rider options are utilized. For this contract, the rider options include: (a) death benefit and (b) guaranteed minimum income benefit.

         For the BOA V contract, this charge ranges from an annual rate of 1.10% to a maximum of 1.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) five year CDSC; (b) CDSC waiver and (c) death benefit.

         For the BOA Choice contract, this charge ranges from an annual rate of 1.20% to a maximum of 1.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) death benefit and (b) guaranteed minimum income benefit.

         For the IVA contract, this charge ranges from an annual rate of 1.25% to a maximum of 1.45% if the death benefit option is utilized.

         The rider options and permissible combinations and related charges for the foregoing are described in the applicable product prospectus.

         The following table provides mortality, expense and administration charges by asset fee rates for the year ended December 31, 2000:

                                    TOTAL            ACVPINCGR             ACVPINT            ACVPVALUE            DRYSRGRO
                             ------------         ------------        ------------         ------------        ------------
         0.95%           $     36,959,778              868,368           1,148,127              242,852           1,056,578
         1.00%                 23,780,634              530,772             682,519              113,002             683,699
         1.05%                  4,527,271               91,204             121,017               27,269             122,906
         1.10%                  1,410,127               22,081              24,887                3,456             135,472
         1.15%                    413,476                3,493               7,857                  926              23,692
         1.20%                 12,055,337              280,792             465,573               87,790             221,688
         1.25%                    827,671               35,798              27,716                7,663              20,041
         1.30%                  3,615,777               74,616             140,214               23,316              59,575
         1.35%                    611,084               55,203              18,308                3,060              12,337
         1.40%                  4,816,375               75,965             117,423               22,810             105,832
         1.45%                  3,804,699               55,471              92,412               19,177              82,359
         1.50%                    864,458               13,924              29,382                5,740              20,359
         1.55%                    665,509                9,699              24,019                3,586              15,593
         1.60%                    358,254               15,483               9,409                  967              17,188

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued                           TOTAL            ACVPINCGR             ACVPINT            ACVPVALUE            DRYSRGRO
                             ------------         ------------        ------------         ------------        ------------
         1.65%                    373,712                5,654              11,749                2,347               9,581
         1.70%                    191,267                6,115               3,705                  248               3,738
         1.75%                     60,914                1,118                 396                  263               3,193
         1.80%                     52,400                1,095                 226                  553               1,127
         1.85%                    102,500                1,561               1,867                  851               4,424
         1.90%                     47,982                1,293               2,176                  149                 678
         1.95%                     59,429                  752               2,508                1,166               1,347
         2.00%                     36,247                  376                 263                   95                 343
         2.05%                     22,425                   36                  98                   16                 412
         2.10%                     17,396                  104                 178                   65                 311
         2.15%                     12,958                    2                 124                   11                 426
         2.20%                      4,339                   46                  71                   58                 158
         2.25%                        442                    4                  17                    -                  12
         2.30%                        553                   10                   -                    -                   2
         2.35%                        258                    3                   2                    -                  25
         2.40%                        144                    -                   7                    -                   -
         2.45%                        121                    -                   -                    -                  25
         0.95%  EV                959,174               14,055              23,815                8,151              22,921
         1.00%  EV                727,913               11,375              14,621                6,597              15,238
         1.05%  EV                 76,795                1,346               1,745                  429               2,197
         1.10%  EV                123,922                1,838               4,522                  876               2,335
         1.15%  EV                 64,538                2,604               1,823                  386               2,988
         1.20%  EV                 45,564                  792               1,300                  161               1,487
         1.25%  EV                 36,722                1,087                 755                   66                 962
         1.30%  EV                  3,628                   25                  46                   65                 126
         1.35%  EV                  2,909                   31                  19                    -                  96
         1.40%  EV                 24,942                  442                 518                  204               1,053
         1.45%  EV                 10,207                  208                 368                   89                 209
         1.50%  EV                 14,598                  149                 896                  237                 331
         1.55%  EV                  8,189                  115                  61                   36                  83
         1.60%  EV                  4,374                   19                  40                   54                  79
         1.65%  EV                  3,879                   16                  19                   65                  50
         1.70%  EV                  2,781                    -                  60                   26                 110
         1.75%  EV                  1,746                   13                  23                   15                 136
         1.80%  EV                     85                    1                   4                    -                   2
         1.85%  EV                     64                    4                   -                    -                   1
         1.90%  EV                     61                    1                   1                    -                   4
         1.95%  EV                     27                    -                   1                    -                   -
         2.00%  EV                      1                    -                   -                    -                   1
                             ------------         ------------        ------------         ------------        ------------
           Total             $ 97,805,656            2,185,159           2,982,887              584,893           2,653,530
                             ============         ============        ============         ============        ============



                                 DRYSTKIX            DRYEUROEQ               DRYAP            FEDQUALBD           FIDVIPEIS
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $  4,956,380               37,070             760,204               85,485           1,692,805
         1.00%                  3,299,576               20,362             475,642               49,676           1,240,908
         1.05%                    592,870                3,041             125,073               11,920             295,719
         1.10%                    215,867                  563              37,831                3,014              42,907
         1.15%                     65,961                  462              12,277                1,526              10,647
         1.20%                  1,174,994               36,614             176,918               67,195             372,607
         1.25%                    100,354                1,378              15,834                4,454              38,486
         1.30%                    414,478                4,600              49,547               29,506              82,760
         1.35%                     84,181                  888               3,675                4,399              16,837
         1.40%                    357,341               10,088              32,447               34,195             157,692
         1.45%                    274,791               11,725              17,862               19,663             102,348
         1.50%                     82,966                1,453              10,577                3,599              21,292
         1.55%                     48,601                1,579               4,153                6,338              14,806
         1.60%                     30,967                  571               1,485                1,630              11,852
         1.65%                     25,709                  974               1,820                1,379               9,611
         1.70%                     30,319                   99                 856                  322               2,083


Continued                       DRYSTKIX            DRYEUROEQ               DRYAP            FEDQUALBD           FIDVIPEIS
                             ------------         ------------        ------------         ------------        ------------
         1.75%                      3,115                   30                 448                  117                 453
         1.80%                      1,913                  133                 657                   63               1,543
         1.85%                      6,691                   57                 191                  634               3,124
         1.90%                      2,788                   11                  99                   80                 103
         1.95%                      5,539                   59                 633                   48               1,830
         2.00%                      2,914                  131                 651                  232                 569
         2.05%                      1,272                  157                 195                   38                 172
         2.10%                        841                  123                 341                  212                 145
         2.15%                        557                   20                 258                   14                   -
         2.20%                        182                   13                  31                    -                  16
         2.25%                          3                    -                   8                    4                   -
         2.30%                         30                    -                  15                    -                   -
         2.35%                         35                    -                   8                    -                   3
         2.40%                         15                    -                  15                    -                   -
         2.45%                         25                    -                   -                    -                   -
         0.95%  EV                 70,262                2,237               6,341                8,162              41,210
         1.00%  EV                 53,907                2,312               3,029                5,001              24,352
         1.05%  EV                  5,263                  123                 586                  679               2,321
         1.10%  EV                  9,169                  311                 972                1,450               3,287
         1.15%  EV                  5,654                   99                 297                  627               2,564
         1.20%  EV                  3,346                   69                 444                  373                 819
         1.25%  EV                  5,560                    9                 231                   92                 294
         1.30%  EV                    344                   20                  54                    9                   4
         1.35%  EV                    124                    5                  40                    9                  67
         1.40%  EV                  1,470                    9                  53                  138                 953
         1.45%  EV                    584                    4                  25                   40                  77
         1.50%  EV                  1,752                    9                 137                   21                 519
         1.55%  EV                    585                   38                 110                   49                 132
         1.60%  EV                    288                   44                  55                   11                  68
         1.65%  EV                    158                   26                  76                   49                  78
         1.70%  EV                    154                    4                  59                   38                   -
         1.75%  EV                    210                    4                   5                    -                   4
         1.80%  EV                      1                    -                   -                    1                   -
         1.85%  EV                      5                    -                   3                    -                   -
         1.90%  EV                      6                    -                   2                    -                   1
         1.95%  EV                      3                    -                   3                    -                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $ 11,940,120              137,524           1,742,273              342,492           4,198,068
                             ============         ============        ============         ============        ============


                                FIDVIPGRS            FIDVIPHIS           FIDVIPOVS           FIDVIPCONS         FIDVIPGROPS
                             ------------         ------------        ------------         ------------        ------------
       0.95%                 $  3,502,644              829,015             510,997            2,301,462             850,829
       1.00%                    2,505,127              493,666             256,692            1,468,379             626,237
       1.05%                      401,900              153,666              61,576              238,400             112,206
       1.10%                      164,344               19,902              10,860               99,641              14,132
       1.15%                       48,789                3,758               2,349               21,671               3,546
       1.20%                    1,241,659              235,716             269,080              674,364             176,271
       1.25%                       96,061               13,042              14,392               48,871              15,324
       1.30%                      387,851               51,518              49,204              169,957              47,682
       1.35%                       48,962               14,563              10,141               32,942               8,193
       1.40%                      545,535               51,620              40,276              202,040              35,995
       1.45%                      435,597               32,340              29,988              169,248              28,001
       1.50%                       85,565               11,224               6,575               59,177               7,114
       1.55%                       68,324                9,036               6,833               34,895               9,316
       1.60%                       35,690                2,645               6,106               12,956               3,441
       1.65%                       50,504                2,687               4,556               17,082               2,498
       1.70%                       44,126                  882                 914                4,508               1,078
       1.75%                        7,104                  275                 511                3,844               1,225
       1.80%                        3,504                  164                 264                4,097                 579
       1.85%                        6,413                  934                 468                5,250                 947
       1.90%                        5,016                   93                 243                2,005                 980
       1.95%                        2,959                  726               1,131                4,891                 425

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued                       FIDVIPGRS            FIDVIPHIS           FIDVIPOVS           FIDVIPCONS         FIDVIPGROPS
                             ------------         ------------        ------------         ------------        ------------
         2.00%                      3,029                   23                 328                1,415                 724
         2.05%                        791                    -                  21                  480                  38
         2.10%                      2,005                   49                  66                  802                 107
         2.15%                        847                   13                   4                  139                 136
         2.20%                        288                   54                  24                  243                 108
         2.25%                         31                    1                  18                   36                   5
         2.30%                         77                    -                   -                    -                  14
         2.35%                         24                    -                   -                   23                   4
         2.40%                         15                    -                   -                    -                   7
         2.45%                          -                    -                   -                   19                   -
         0.95%  EV                105,329                9,063               8,569               41,662               6,422
         1.00%  EV                 74,934                6,064               6,156               31,822               5,058
         1.05%  EV                  6,983                1,227                 407                3,323                 611
         1.10%  EV                 11,640                1,760               1,002                5,920               1,576
         1.15%  EV                  5,875                  554                 990                2,601                 595
         1.20%  EV                  4,773                  311                 346                1,511                 224
         1.25%  EV                  7,968                  146                  90                  967                 158
         1.30%  EV                    315                   28                  31                  114                   4
         1.35%  EV                    119                   35                   6                   64                   4
         1.40%  EV                  1,652                  220                 188                1,253                 211
         1.45%  EV                  1,129                   41                  46                  417                 216
         1.50%  EV                    675                  233                 197                  819                  83
         1.55%  EV                    542                    7                  73                  343                 121
         1.60%  EV                    186                    -                   6                  114                  34
         1.65%  EV                    357                   10                  14                  130                  19
         1.70%  EV                    213                   36                   -                   46                  23
         1.75%  EV                     91                   21                   7                  167                  37
         1.80%  EV                      5                    -                   3                    6                   1
         1.85%  EV                      -                    -                   -                    -                   2
         1.90%  EV                      9                    -                   -                    5                   -
         1.95%  EV                      3                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $  9,917,579            1,947,368           1,301,748            5,670,121           1,962,561
                             ============         ============        ============         ============        ============

                                 JANCAPAP          JANGLOBTECH            JANINGRO              MSEMMKT           MSMIDCAPG
                             ------------         ------------        ------------         ------------        ------------
       0.95%                 $    509,316              473,770             401,980               48,919               2,387
       1.00%                      373,437              294,397             246,774               22,106               1,737
       1.05%                       44,478               35,709              29,887                5,184                 182
       1.10%                       30,815               27,283              25,155                  662                 117
       1.15%                       14,794               10,729              11,183                  170                 106
       1.20%                      389,255              306,149             358,246               24,720               5,543
       1.25%                       22,475               24,209              15,727                  653                 473
       1.30%                      183,477               91,861             182,777                2,063               1,170
       1.35%                       22,588               16,316              14,899                  339                 111
       1.40%                      443,076              367,193             341,364                6,279               2,637
       1.45%                      332,657              218,463             227,096                3,977               2,321
       1.50%                       60,760               54,499              51,681                1,343               2,156
       1.55%                       72,619               49,899              43,455                  871                  84
       1.60%                       41,337               37,342              30,228                  101                   7
       1.65%                       35,743               30,233              21,139                  303                  95
       1.70%                       11,836                8,125               7,713                   15                  15
       1.75%                        4,388                1,316               4,672                   41                  25
       1.80%                        5,696                1,588               5,386                    9                 154
       1.85%                       10,623                5,707               8,309                   23                 105
       1.90%                        5,950                3,911               4,215                   70                  77
       1.95%                        7,486                4,406               4,787                  123                  23
       2.00%                        3,976                3,569               2,639                   50                   -
       2.05%                        3,703                1,309               3,146                    -                   -
       2.10%                        1,677                  819               1,863                    -                   -

Continued                        JANCAPAP          JANGLOBTECH            JANINGRO              MSEMMKT           MSMIDCAPG
                             ------------         ------------        ------------         ------------        ------------

         2.15%                      1,077                  956                 989                    4                   -
         2.20%                        171                  128                 154                    -                   8
         2.25%                         22                    4                  42                    -                   -
         2.30%                         28                  101                  28                    -                   -
         2.35%                         22                    8                  14                    -                   -
         2.40%                         14                    7                   7                    -                   -
         2.45%                          5                    5                   5                    -                   -
         0.95%  EV                 79,618               53,652              61,670                2,542                 843
         1.00%  EV                 61,997               34,586              38,279                  755                 730
         1.05%  EV                  6,671                4,849               6,022                  144                 127
         1.10%  EV                 12,958                8,350               7,680                  138                  15
         1.15%  EV                  6,984                5,475               5,002                   35                   4
         1.20%  EV                  4,780                3,360               2,771                   28                 120
         1.25%  EV                  2,270                1,241               1,757                    5                   3
         1.30%  EV                    213                  111                 281                    -                   3
         1.35%  EV                    373                  119                 432                    2                   2
         1.40%  EV                  2,316                1,106               1,922                   13                 148
         1.45%  EV                  1,191                  588                 753                    9                  42
         1.50%  EV                  1,750                  619                 731                   47                  11
         1.55%  EV                    746                  538                 481                    9                   -
         1.60%  EV                    664                  219                 523                    -                   -
         1.65%  EV                    329                  166                 381                    -                   -
         1.70%  EV                    235                  164                 196                    2                   -
         1.75%  EV                     75                   67                  80                    -                   -
         1.80%  EV                      3                    1                   6                    -                   -
         1.85%  EV                      4                    3                   4                    -                   -
         1.90%  EV                      7                    2                   4                    -                   -
         1.95%  EV                      3                    1                   6                    -                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $  2,816,688            2,185,228           2,174,541              121,754              21,581
                             ============         ============        ============         ============        ============

                                   MSUSRE              NSATBAL           NSATCAPAP            NSATEMMKT           NSATEQINC
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $    163,380              399,287           1,516,882                   63             147,382
         1.00%                     99,334              257,042             929,046                   29             121,730
         1.05%                     18,121               54,327             159,877                    -              25,725
         1.10%                      1,623               11,667              55,618                    -               2,142
         1.15%                        507                2,647              23,498                    -               2,074
         1.20%                     70,141               73,155             167,401                  739              44,503
         1.25%                        906                5,647              22,802                    -               2,633
         1.30%                     18,029               20,714              79,102                    -              15,498
         1.35%                      1,396                6,091               9,952                    -               2,397
         1.40%                     16,558               19,742              37,976                   12              20,378
         1.45%                      7,020               19,267              26,878                    -              17,027
         1.50%                      1,006                5,377               9,409                    -               6,128
         1.55%                      3,199                4,738               5,333                    -               6,015
         1.60%                        453                1,898                 417                    -               2,558
         1.65%                        369                1,013               5,930                    -               2,478
         1.70%                         32                  327               1,376                    -               2,698
         1.75%                        278                  448                 162                    -                 180
         1.80%                        246                  116                 570                    -                  27
         1.85%                        282                1,538                 231                    -                 626
         1.90%                         27                  549                  84                    -                  20
         1.95%                         53                  226                  11                    -                 132
         2.00%                          8                  604                  61                    -                 344
         2.10%                          -                  244                 221                    -                  29
         2.15%                         11                    7                  44                    -                   -
         2.20%                          -                   55                   -                    -                  13
         2.25%                          -                    -                   7                    -                   9
         2.30%                         26                    -                   -                    -                   -
         2.35%                          -                    -                   3                    -                   -
         0.95%  EV                  4,515                5,873               5,154                   34               4,767

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9



(Continued)                        MSUSRE              NSATBAL           NSATCAPAP            NSATEMMKT           NSATEQINC
                             ------------         ------------        ------------         ------------        ------------
         1.00%  EV                  2,235                5,286               3,855                    -               4,359
         1.05%  EV                    113                  697                 332                    -               1,055
         1.10%  EV                    820                1,275                 602                    -               1,367
         1.15%  EV                     65                  466                 127                    -                 590
         1.20%  EV                    184                  292                 195                    2                 135
         1.25%  EV                     26                   71                 295                    -                 234
         1.30%  EV                     21                   12                   7                    -                  10
         1.35%  EV                      6                   18                   2                    -                   9
         1.40%  EV                    154                  218                  50                    -                 109
         1.45%  EV                      8                  104                  15                    -                   4
         1.50%  EV                     34                  106                   2                    -                 115
         1.55%  EV                      3                  166                   9                    -                  68
         1.65%  EV                      -                   48                  31                    -                  12
         1.70%  EV                     10                    2                  18                    -                   -
         1.75%  EV                      -                   15                   -                    -                   2
         1.80%  EV                      -                    -                   3                    -                   2
         1.85%  EV                      8                    -                   -                    -                   -
         1.90%  EV                      -                    -                   1                    -                   -
                         ----------------         ------------        ------------         ------------        ------------
           Total         $        411,207              901,375           3,063,589                  879             435,584
                         ================         ============        ============         ============        ============

                               NSATGLOBTC            NSATGVTBD           NSATGRFOC           NSATHINCBD           NSATINTGR
                         ----------------         ------------        ------------         ------------        ------------
         0.95%           $          3,515            1,180,721               1,564              225,800                 226
         1.00%                      3,360              807,739               1,237              155,176                 203
         1.05%                         65              187,717                  30               51,169                  34
         1.10%                        352               27,644                  40                2,931                  10
         1.15%                         64               11,781                  69                  694                   -
         1.20%                      1,611              273,776                 432               47,402                 830
         1.25%                         56               15,624                  21                2,368                   -
         1.30%                        176               95,793                  25               13,994                  11
         1.35%                          -               14,615                  53                4,510                   -
         1.40%                      1,949               56,057                 674               14,906                  15
         1.45%                        410               35,566                  95                4,684                   3
         1.50%                        183               12,307                  27                3,898                   -
         1.55%                        253                7,519                   -                2,085                   -
         1.60%                         33                1,375                   -                1,753                   -
         1.65%                         12                4,591                   3                1,470                   -
         1.70%                          9                1,542                   -                  141                   -
         1.75%                          -                  672                   -                   93                   -
         1.80%                          6                  149                   -                   45                   -
         1.85%                          -                  390                   -                  312                   -
         1.90%                          -                  236                   -                  277                   -
         1.95%                          -                  618                   -                   43                   -
         2.00%                          -                    9                   -                   58                   -
         2.05%                          -                  129                   -                    -                   -
         2.10%                          -                  158                   -                   11                   -
         2.15%                          3                    -                   -                    -                   -
         2.25%                          -                    6                   -                   11                   -
         0.95%  EV                  1,337               17,923                 526                2,467                  12
         1.00%  EV                    342                8,864                   7                1,040                   1
         1.05%  EV                     87                1,971                  17                  430                   -
         1.10%  EV                     16                1,987                  10                  398                   -
         1.15%  EV                     19                  492                   5                  364                   -
         1.20%  EV                      6                  507                   3                  174                   1
         1.25%  EV                      4                  342                   3                   53                   -
         1.30%  EV                      -                   35                   -                    5                   -
         1.35%  EV                      -                   11                   -                   10                   -
         1.40%  EV                      2                  304                   -                   62                   -
         1.45%  EV                      -                  107                   -                   46                   -


(Continued)                    NSATGLOBTC            NSATGVTBD           NSATGRFOC           NSATHINCBD           NSATINTGR
                             ------------         ------------        ------------         ------------        ------------

         1.50%  EV                      -                  464                   -                    7                   -
         1.55%  EV                      -                    8                   -                   10                   -
         1.60%  EV                      -                  144                   -                    -                   -
         1.65%  EV                      -                  132                   -                    5                   -
         1.80%  EV                      -                    5                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $     13,870            2,770,030               4,841              538,902               1,346
                             ============         ============        ============         ============        ============



                             NSATMIDCAPIX            NSATMYMKT          NSATMSECBD           NSATGLOB50          NSATSMCAPG
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $    155,812            1,619,934             322,015              192,106             134,045
         1.00%                     86,124              862,391             193,019              109,132              87,704
         1.05%                     20,906              225,073              56,715               25,633              14,764
         1.10%                      5,562               30,634               1,936                5,333               5,112
         1.15%                      1,674                7,546               1,628                1,672               2,187
         1.20%                     70,425            1,703,001              77,534               59,045              72,891
         1.25%                      4,176               35,471               3,293                5,471               5,274
         1.30%                     15,532              443,580              25,295               31,347              24,157
         1.35%                      4,325               55,512               7,355                3,271               3,566
         1.40%                     38,585              368,508              23,411                9,834              61,378
         1.45%                     30,596              272,405              14,269                4,917              42,620
         1.50%                      4,119               48,006               4,121                2,110              10,400
         1.55%                      5,856               22,931               2,218                2,798              11,196
         1.60%                      2,534                5,684               2,852                  357               5,818
         1.65%                      2,277               20,823               2,764                1,686               2,528
         1.70%                      1,609                3,792                 740                  228               1,290
         1.75%                        321                1,671                 445                    3               2,573
         1.80%                        274                1,416                 419                1,645               1,250
         1.85%                        351                5,513                 733                  649                 988
         1.90%                        384                3,766                   -                   80                 597
         1.95%                        137                5,541                 198                    9                 579
         2.00%                        113                2,559                  76                   28                 560
         2.05%                          2                2,671                   -                    -                 382
         2.10%                         44                1,062                  11                   27                 273
         2.15%                         30                1,064                   8                    -                 352
         2.20%                         87                1,497                   -                   11                  89
         2.25%                          9                   64                   6                    5                   -
         2.30%                          -                    -                   -                    -                  14
         2.35%                          3                    -                   -                    4                   2
         2.40%                          -                    -                   -                    -                   7
         0.95%  EV                 10,476               83,759               6,935                1,992              11,359
         1.00%  EV                  9,154               37,729               3,295                  986               8,238
         1.05%  EV                    895                5,631                 866                   87                 911
         1.10%  EV                  1,243                4,786                 575                  374               1,785
         1.15%  EV                    661                1,027                 514                   80               1,138
         1.20%  EV                    440                2,276                 373                  114                 381
         1.25%  EV                    274                  258                 262                   18                 330
         1.30%  EV                     26                  259                  82                    5                  16
         1.35%  EV                     38                  134                  65                   14                  21
         1.40%  EV                    109                  826                 180                  132                 398
         1.45%  EV                    168                  727                   -                   14                 130
         1.50%  EV                     50                1,426                  80                    3                 145
         1.55%  EV                     31                1,498                  14                    4                 112
         1.60%  EV                     21                  502                   -                    -                  81
         1.65%  EV                     45                  299                   5                    7                  59
         1.70%  EV                      6                  201                   1                    -                  60
         1.75%  EV                     33                  241                   -                    2                  30
         1.80%  EV                      3                   12                   -                    1                   -
         1.85%  EV                      -                    -                   -                    -                   2
         1.90%  EV                      -                    -                   -                    -                   2
         1.95%  EV                      -                    -                   -                    -                   1
                             ------------         ------------        ------------         ------------        ------------
           Total             $    475,540            5,893,706             754,308              461,234             517,795
                             ============         ============        ============         ============        ============

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                               NSATSMCAPV             NSATSMCO          NSATSTRVAL          NSATSTMIDCP           NSATTOTRE
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $    517,582              756,738              88,940              680,678           2,569,558
         1.00%                    241,253              428,200              52,011              408,739           1,748,348
         1.05%                     58,315               78,466              12,113               56,462             281,648
         1.10%                     14,959               16,322                 812               32,283             108,085
         1.15%                      3,726                6,245                 257                7,139              29,987
         1.20%                    117,686              273,426              21,590              209,045             217,113
         1.25%                      5,504               11,486               1,805               19,150              28,611
         1.30%                     28,823               51,995               6,230               80,366              62,099
         1.35%                      5,281               10,909               1,298                8,514              14,608
         1.40%                     35,466               98,055               4,579               98,051             114,203
         1.45%                     21,388               68,506               5,919              127,205              97,711
         1.50%                      8,633               16,476               2,635               25,258              19,358
         1.55%                      6,948               18,399                 424               15,558              15,364
         1.60%                      1,545                3,101                 153                6,445               4,162
         1.65%                      2,747                7,767               1,656                7,474               7,271
         1.70%                        503                3,049                   1                4,103               3,518
         1.75%                        621                  949                   -                3,738                 184
         1.80%                        234                  413                 148                1,211                 498
         1.85%                        528                3,471                  75                3,250               3,133
         1.90%                        468                  907                  28                1,163                 529
         1.95%                        441                  410                   -                  965                 352
         2.00%                        666                  395                   -                  495                 172
         2.05%                         58                    4                   -                2,831                  17
         2.10%                        164                  940                   5                  259                 393
         2.15%                          9                   20                   -                  255                   1
         2.20%                          2                   67                   -                   78                   -
         2.25%                         18                   12                   -                   12                   -
         2.30%                          -                    2                   -                   50                   -
         2.35%                          4                    -                   -                   12                   -
         2.40%                          -                    -                   -                    4                   -
         2.45%                          -                    -                   -                   19                   -
         0.95%  EV                  9,220               18,693                 556               15,739              23,149
         1.00%  EV                  5,997               13,988               1,076               24,524              19,491
         1.05%  EV                    622                1,401                 234                1,397               1,504
         1.10%  EV                    957                3,958                  38                2,838               2,815
         1.15%  EV                    347                  613                  22                1,188                 813
         1.20%  EV                    588                1,378                 241                1,057               1,117
         1.25%  EV                    164                  583                   -                  902                 710
         1.30%  EV                     75                   35                   -                  228                  14
         1.35%  EV                     11                   50                   -                  226                  49
         1.40%  EV                    259                  851                  35                  593                 822
         1.45%  EV                     98                  215                   5                  206                 136
         1.50%  EV                     74                  257                   -                  133                 149
         1.55%  EV                    118                  117                   -                  162                  74
         1.60%  EV                     25                   32                   -                  368                   7
         1.65%  EV                     45                  227                   2                   38                  89
         1.70%  EV                      3                    8                   -                   76                   -
         1.75%  EV                      -                   27                   -                   28                   -
         1.80%  EV                      4                    3                   -                    3                   -
         1.85%  EV                      -                    3                   -                    2                   -
         1.90%  EV                      1                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $  1,092,180            1,899,169             202,888            1,850,520           5,377,862
                             ============         ============        ============         ============        ============

                               NBAMTGUARD            NBAMTMCGR           NBAMTPART            OPPAGGGRO            OPPCAPAP
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $    305,886              897,028             556,751            1,398,864           1,292,340
         1.00%                    214,445              553,795             405,795              852,584             857,372
         1.05%                     47,035              119,750              69,649              140,869             142,668
         1.10%                     12,529               36,438               8,524               65,971              48,353

(Continued)                    NBAMTGUARD            NBAMTMCGR           NBAMTPART            OPPAGGGRO            OPPCAPAP
                             ------------         ------------        ------------         ------------        ------------
         1.15%                      3,114                8,806               1,908               21,061              18,276
         1.20%                     81,635              308,570              73,679              534,858             349,247
         1.25%                      4,698               20,505               8,326               39,121              31,700
         1.30%                     13,158               86,291              16,424              149,783             113,253
         1.35%                      3,755                9,249               5,656               17,444              25,077
         1.40%                     19,490              178,259              14,012              244,138             164,171
         1.45%                     13,959              116,837              18,732              203,605             257,003
         1.50%                      4,238               23,770               1,602               47,085              31,809
         1.55%                      1,379               25,291               2,522               33,993              22,705
         1.60%                      3,001               17,255               1,986               10,470               7,311
         1.65%                        514               13,265               1,060               17,824              12,274
         1.70%                        177                4,292                 313                6,060              23,984
         1.75%                        182                3,832                  13                5,407               4,469
         1.80%                        739                  820                   -                2,335               5,366
         1.85%                         47                3,736                 170                7,526               4,818
         1.90%                         40                1,944                  11                2,785               1,401
         1.95%                        324                1,123                  23                1,777               1,653
         2.00%                        145                1,725                 117                1,819               1,341
         2.05%                          -                3,095                   -                  555                 230
         2.10%                         36                  721                  27                1,665                 672
         2.15%                         50                  685                  45                1,013                 929
         2.20%                          -                  144                  12                  103                 155
         2.25%                          -                   13                   5                   29                  10
         2.30%                          -                   59                   -                   35                  30
         2.35%                          -                   14                   4                    4                  10
         2.40%                          -                   15                   -                    7                  15
         0.95%  EV                  5,263               32,118               3,513               41,586              34,224
         1.00%  EV                  3,089               23,575               3,796               44,080              52,928
         1.05%  EV                    205                2,169                 105                3,720               2,781
         1.10%  EV                    402                5,004                 572                5,287               5,319
         1.15%  EV                    676                3,033                 363                1,711               1,396
         1.20%  EV                    203                1,931                 111                2,195               1,959
         1.25%  EV                     66                  892                  52                1,448               4,780
         1.30%  EV                     13                  191                   6                  212                 263
         1.35%  EV                      6                  130                   -                  292                  74
         1.40%  EV                     66                  851                 160                1,808               1,269
         1.45%  EV                     12                  407                   2                  615                 408
         1.50%  EV                    128                  302                  26                  455                 335
         1.55%  EV                     28                  329                  22                  315                 276
         1.60%  EV                      -                  448                   -                  131                  67
         1.65%  EV                      7                  200                   7                  315                 173
         1.70%  EV                     10                  161                   9                  208                 241
         1.75%  EV                      -                  147                   3                   33                  38
         1.80%  EV                      -                    2                   1                    5                   3
         1.85%  EV                      -                   11                   -                    2                   5
         1.90%  EV                      -                    5                   -                    1                   4
         1.95%  EV                      -                    2                   -                    1                   3
                             ------------         ------------        ------------         ------------        ------------
           Total             $    740,750            2,509,235           1,196,114            3,913,210           3,525,188
                             ============         ============        ============         ============        ============

                                 OPPGLSEC             OPPGRINC              STOPP2           VEWRLDEMKT           VEWRLDHAS
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $     32,081              886,999              16,992              180,318              36,523
         1.00%                     17,410              591,617               23,257              88,794               15,111
         1.05%                      2,151              126,581               1,016               17,851               4,537
         1.10%                      1,285               27,142                 666                3,866                 114
         1.15%                        580               10,586                  89                  678                 124
         1.20%                     40,458              330,095              23,012               73,190              14,821
         1.25%                      1,123               35,982               1,116                4,024                 311
         1.30%                     18,909              114,708              10,594               21,271               2,873
         1.35%                      1,401               18,353               1,126                3,359                 975
         1.40%                     21,095              158,158              12,997               21,339               3,978

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued                        OPPGLSEC             OPPGRINC              STOPP2           VEWRLDEMKT           VEWRLDHAS
                             ------------         ------------        ------------         ------------        ------------
         1.45%                     11,724              145,917              39,114               19,306               3,322
         1.50%                      2,259               33,693               1,991                3,255                 297
         1.55%                      1,661               18,950               1,031                2,365                 180
         1.60%                        533               14,613                 334                1,160                  52
         1.65%                        784               17,324               1,093                1,852                 173
         1.70%                        733                2,384                 578                  844                  29
         1.75%                        232                1,675                  20                  181                   2
         1.80%                      1,515                3,907                   -                   81                  43
         1.85%                        100                5,278                 237                  313                   -
         1.90%                        238                1,421                 332                  670                   -
         1.95%                        910                2,270                 425                  370                   -
         2.00%                         33                2,513                 325                  628                   7
         2.05%                          -                  384                   -                   95                   -
         2.10%                         37                  229                  11                  449                   -
         2.15%                         15                2,637                   -                  196                   -
         2.20%                          -                  235                   1                   37                   -
         2.25%                          -                   16                   -                    3                   -
         2.30%                          -                   15                   -                   13                   2
         2.35%                          -                   25                   -                    2                   -
         2.40%                          -                    3                   -                    6                   -
         2.45%                          -                   18                   -                    -                   -
         0.95%  EV                  8,275               33,435               4,799                3,233                 821
         1.00%  EV                  5,423               30,781               9,917                1,920                 676
         1.05%  EV                    588                3,229                 346                  192                   1
         1.10%  EV                    763                4,038                 450                  300                  46
         1.15%  EV                    165                3,063                  80                  159                   -
         1.20%  EV                    393                1,831                 263                  137                  32
         1.25%  EV                    417                  470                 182                  134                   6
         1.30%  EV                    140                  170                   1                    9                   -
         1.35%  EV                     14                  163                   3                   10                   -
         1.40%  EV                     85                1,427                 255                   38                   -
         1.45%  EV                    152                  424                  53                  104                   -
         1.50%  EV                    310                  383                 329                   69                   -
         1.55%  EV                      5                  473                 147                   89                   3
         1.60%  EV                     20                   48                   -                   22                  27
         1.65%  EV                     11                   69                   7                  103                   -
         1.70%  EV                      -                  350                   -                   43                   -
         1.75%  EV                      -                  180                   -                   12                   -
         1.80%  EV                      -                    3                   -                    1                   -
         1.85%  EV                      -                    1                   -                    2                   1
         1.90%  EV                      -                    5                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $    174,028            2,634,271             153,189              453,093              85,087
                             ============         ============        ============         ============        ============

                                 VFDIVSTK             VFSMCOOP            VPINVQBD            WPGPVENCP             WPINTEQ
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $        769                   62                   -               96,395             180,812
         1.00%                      1,323                   84                   -               49,254              80,063
         1.05%                         41                    -                   -               15,816              19,572
         1.10%                        942                    -                   -                  567                 591
         1.15%                          -                    -                   -                  480                 400
         1.20%                     53,012                6,262              10,282               22,117              49,050
         1.25%                      1,827                  320                 393                1,015               3,235
         1.30%                          -                    -                   -                3,785               3,409
         1.35%                          -                    -                   -                1,502                 717
         1.40%                      1,171                   45                   -                6,796                 148

                                                                     (Continued)

Continued                        VFDIVSTK             VFSMCOOP            VPINVQBD            WPGPVENCP             WPINTEQ
                             ------------         ------------        ------------         ------------        ------------
         1.45%                     19,441                  805                   -                2,777                 175
         1.50%                      1,879                  610                 353                1,576               1,204
         1.55%                        505                    -                   -                  387                   -
         1.60%                        549                    -                   -                  409                  38
         1.65%                        519                  147                 125                   32                 193
         1.70%                         54                    -                   -                  164                   -
         1.75%                          -                    -                   -                   29                   -
         1.80%                          -                    -                   -                  176                   -
         1.85%                         26                    -                   -                    -                   -
         1.90%                         72                    -                   -                   16                   -
         1.95%                          -                    -                   -                    -                   -
         2.00%                        119                    -                   -                    -                   -
         2.05%                         66                   22                   -                    -                   -
         2.15%                          -                    7                   -                    -                   -
         2.30%                          -                    -                   -                    2                   -
         0.95%  EV                    295                   45                   -                  557                   -
         1.00%  EV                  3,988                   82                   -                  378                   -
         1.05%  EV                     72                   59                   -                   25                   -
         1.10%  EV                     87                    -                   -                   11                   -
         1.15%  EV                    119                    -                   -                   85                   -
         1.20%  EV                     24                    -                   -                    6                   -
         1.25%  EV                     85                    -                   -                    -                   -
         1.35%  EV                      -                    -                   -                    6                   -
         1.40%  EV                     10                    -                   -                    -                   -
         1.45%  EV                      8                    -                   -                    3                   -
         1.55%  EV                     39                    -                   -                    -                   -
         1.60%  EV                     20                    7                   -                    -                   -
         1.70%  EV                      6                    2                   -                    -                   -
         1.85%  EV                      -                    -                   -                    1                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $     87,068                8,559              11,153              204,367             339,607
                             ============         ============        ============         ============        ============

                                  WPVALUE
                             ------------
         0.95%               $    122,542
         1.00%                     53,205
         1.05%                     18,368
         1.10%                      1,085
         1.15%                         43
         1.20%                     18,129
         1.25%                        726
         1.30%                      2,381
         1.35%                        875
         1.40%                        433
         1.65%                         10
                             ------------
           Total             $    217,797
                             ============


(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9

(4)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity as of December 31, 2000, and total return for each of the years in the three year period ended December 31, 2000 and for the period November 3, 1997 (commencement of operations) through December 31, 1997.

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
American VP - American Century
  Vp International:
    Tax and non-tax
      qualified ................  0.95%    7,018,117   $ 13.539187 $  95,019,598   (11.46)%      16.90%       25.66%      25.37%***
                                  1.00%    3,900,358     13.517671    52,723,756   (11.50)%      16.84%       25.60%      25.32%***
                                  1.05%      653,732     13.496155     8,822,868   (11.55)%      16.78%       25.53%      25.26%***
                                  1.10%      390,290     12.914785     5,040,511   (11.59)%      16.72%       99.87%***    -
                                  1.15%       81,763     12.900147     1,054,755   (11.64)%      16.66%       99.81%***    -
                                  1.20%    2,074,770     12.802086    26,561,384   (11.68)%      16.60%       72.79%***    -
                                  1.25%      257,237     12.787029     3,289,297   (11.73)%      16.55%       72.73%***    -
                                  1.30%      579,704     12.771997     7,403,978   (11.77)%      16.49%       72.67%***    -
                                  1.35%      143,317     12.841696     1,840,433   (11.82)%      16.43%       99.56%***    -
                                  1.40%       48,440     12.827110       621,345   (11.86)%      16.37%       99.49%***    -
                                  1.45%       38,213     12.812521       489,605   (11.90)%      16.31%       99.43%***    -
                                  1.50%       91,071     12.797950     1,165,522   (11.95)%      16.25%       99.37%***    -
                                  1.55%        3,256     12.783396        41,623   (11.99)%      16.19%       99.31%***    -
                                  1.60%        4,133     12.768846        52,774   (12.04)%      16.13%       99.24%***    -
                                  1.65%       19,036     12.754306       242,791   (12.08)%      16.07%       99.18%***    -
                                  1.70%        4,805      9.573565        46,001   (12.13)%      13.45%***     -           -
                                  1.75%        8,440      9.565494        80,733   (12.17)%      13.39%***     -           -
                                  1.80%        7,095      9.557420        67,810   (12.22)%      13.34%***     -           -
        Extra Value ............  0.95%      987,259     12.833535    12,670,023    (9.91)%***    -            -           -
                                  1.00%      822,474     12.818972    10,543,271    (9.96)%***    -            -           -
                                  1.05%       85,553     12.804410     1,095,456   (10.00)%***    -            -           -
                                  1.10%      114,844     12.789854     1,468,838   (10.05)%***    -            -           -
                                  1.15%      127,694     12.775316     1,631,331   (10.09)%***    -            -           -
                                  1.20%       41,515     12.760780       529,764   (10.14)%***    -            -           -
                                  1.25%       79,925     10.073275       805,107   (10.18)%***    -            -           -
                                  1.30%        1,834     10.063277        18,456   (10.23)%***    -            -           -
                                  1.35%        2,731     10.053296        27,456   (10.28)%***    -            -           -
                                  1.40%       34,528     10.043312       346,775   (10.32)%***    -            -           -
                                  1.45%       11,881     10.033345       119,206   (10.37)%***    -            -           -
                                  1.50%        9,223     10.023377        92,446   (10.41)%***    -            -           -
                                  1.55%        7,411     10.013399        74,209   (10.46)%***    -            -           -
                                  1.60%        1,201     10.003449        12,014   (10.50)%***    -            -           -
                                  1.65%          815      9.993496         8,145   (10.55)%***    -            -           -
                                  1.75%        1,091      9.973597        10,881   (10.64)%***    -            -           -
                                  1.80%          110      9.963676         1,096   (10.68)%***    -            -           -

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
                                  1.85%          134      9.953738         1,334   (10.73)%***    -            -            -
                                  1.90%           96      9.943798           955   (10.78)%***    -            -            -
American VP - American Century
  VP International:
    Tax and non-tax qualified ... 0.95%    7,422,625     15.886136   117,916,830   (17.61)%      62.49%       17.63%       5.45%***
                                  1.00%    3,986,673     15.860876    63,232,126   (17.65)%      62.41%       17.57%       5.40%***
                                  1.05%      721,255     15.835690    11,421,571   (17.70)%      62.32%       17.51%       5.35%***
                                  1.10%      206,399     16.098754     3,322,767   (17.74)%      62.24%       81.87%***    -
                                  1.15%       66,388     16.080508     1,067,553   (17.78)%      62.16%       81.80%***    -
                                  1.20%    2,611,870     14.524713    37,936,662   (17.82)%      62.08%       27.08%***    -
                                  1.25%      194,423     14.507647     2,820,620   (17.86)%      62.00%       27.03%***    -
                                  1.30%      666,520     14.490593     9,658,270   (17.90)%      61.92%       26.97%***    -
                                  1.35%      116,849     16.007673     1,870,481   (17.94)%      61.83%       81.56%***    -
                                  1.40%       43,434     15.989500       694,488   (17.98)%      61.75%       81.50%***    -
                                  1.45%       26,769     15.971330       427,537   (18.03)%      61.67%       81.44%***    -
                                  1.50%      124,316     15.953179     1,983,235   (18.07)%      61.59%       81.38%***    -
                                  1.55%       33,681     15.935027       536,708   (18.11)%      61.51%       81.32%***    -
                                  1.60%        3,933     15.916904        62,601   (18.15)%      61.42%       81.26%***    -
                                  1.65%       35,178     15.898785       559,287   (18.19)%      61.34%       81.20%***    -
                                  1.70%        3,840     12.522513        48,086   (18.23)%      79.89%***     -           -
                                  1.75%        3,023     12.511970        37,824   (18.27)%      79.81%***     -           -
                                  1.80%        1,977     12.501416        24,715   (18.32)%      79.73%***     -           -
                                  1.90%            5     12.480327            62   (18.40)%      79.58%***     -           -
                                  2.00%          212     12.459273         2,641   (18.48)%      79.42%***     -           -
        Extra Value ............. 0.95%    1,254,272     16.013723    20,085,564   (15.43)%***    -            -           -
                                  1.00%      852,006     15.995555    13,628,309   (15.47)%***    -            -           -
                                  1.05%       88,800     15.977403     1,418,793   (15.52)%***    -            -           -
                                  1.10%      216,712     15.959268     3,458,565   (15.56)%***    -            -           -
                                  1.15%       75,717     15.941133     1,207,015   (15.60)%***    -            -           -
                                  1.20%       55,732     15.923029       887,422   (15.64)%***    -            -           -
                                  1.25%       49,961     12.795341       639,268   (15.69)%***    -            -           -
                                  1.30%        2,527     12.782658        32,302   (15.73)%***    -            -           -
                                  1.35%        1,253     12.769987        16,001   (15.77)%***    -            -           -
                                  1.40%       26,520     12.757327       338,324   (15.82)%***    -            -           -
                                  1.45%       18,448     12.744654       235,113   (15.86)%***    -            -           -
                                  1.50%       36,626     12.732016       466,323   (15.90)%***    -            -           -
                                  1.55%        2,846     12.719356        36,199   (15.94)%***    -            -           -
                                  1.60%        2,454     12.706727        31,182   (15.99)%***    -            -           -
                                  1.65%          742     12.694086         9,419   (16.03)%***    -            -           -
                                  1.70%        2,381     12.681460        30,195   (16.07)%***    -            -           -
                                  1.75%        1,206     12.668851        15,279   (16.12)%***    -            -           -
                                  1.80%          169     12.656219         2,139   (16.16)%***    -            -           -
                                  1.90%           40     12.631008           505   (16.24)%***    -            -           -
                                  1.95%           76     12.618411           959   (16.29)%***    -            -           -


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**


American VP - American Century
  VP Value:
    Tax and non-tax qualified ..  0.95%    3,301,779     12.285793    40,564,973    17.03%       (1.79)%       3.82%      18.38%***
                                  1.00%    1,348,126     12.266234    16,536,429    16.97%       (1.84)%       3.76%      18.33%***
                                  1.05%      319,706     12.246733     3,915,354    16.91%       (1.89)%       3.71%      18.28%***
                                  1.10%       58,618     12.924722       757,621    16.85%       (1.94)%      50.81%***    -
                                  1.15%       13,110     12.910062       169,251    16.79%       (1.99)%      50.75%***    -
                                  1.20%      917,715     13.147862    12,065,990    16.73%       (2.04)%      44.84%***    -
                                  1.25%       79,873     13.132406     1,048,925    16.67%       (2.09)%      44.78%***    -
                                  1.30%      299,304     13.116946     3,925,954    16.62%       (2.14)%      44.72%***    -
                                  1.35%       42,146     12.851555       541,642    16.56%       (2.19)%      50.53%***    -
                                  1.40%       23,436     12.836968       300,847    16.50%       (2.24)%      50.47%***    -
                                  1.45%       12,071     12.822378       154,779    16.44%       (2.29)%      50.41%***    -
                                  1.50%       47,141     12.807784       603,772    16.38%       (2.34)%      50.36%***    -
                                  1.55%        3,503     12.793204        44,815    16.32%       (2.39)%      50.30%***    -
                                  1.60%          434     12.778642         5,546    16.26%       (2.44)%      50.25%***    -
                                  1.65%       16,121     12.764086       205,770    16.20%       (2.49)%      50.19%***    -
                                  1.70%        1,110     10.197744        11,319    16.15%      (18.34)%***    -           -
                                  1.75%        3,773     10.189139        38,444    16.09%      (18.38)%***    -           -
                                  1.80%        6,794     10.180559        69,167    16.03%      (18.42)%***    -           -
                                  1.90%           17     10.163375           173    15.91%      (18.51)%***    -           -
    Extra Value ................  0.95%      542,421     12.836853     6,962,979    19.60%***     -            -           -
                                  1.00%      542,905     12.822282     6,961,281    19.54%***     -            -           -
                                  1.05%       23,096     12.807702       295,807    19.48%***     -            -           -
                                  1.10%       67,162     12.793140       859,213    19.42%***     -            -           -
                                  1.15%       19,988     12.778588       255,418    19.36%***     -            -           -
                                  1.20%       10,990     12.764037       140,277    19.30%***     -            -           -
                                  1.25%        4,206     11.395802        47,931    19.24%***     -            -           -
                                  1.30%        3,882     11.384497        44,195    19.18%***     -            -           -
                                  1.35%          126     11.373207         1,433    19.12%***     -            -           -
                                  1.40%       21,574     11.361940       245,122    19.06%***     -            -           -
                                  1.45%        4,792     11.350626        54,392    19.00%***     -            -           -
                                  1.50%        9,205     11.339331       104,379    18.94%***     -            -           -
                                  1.55%        3,972     11.328063        44,995    18.88%***     -            -           -
                                  1.60%        4,298     11.316810        48,640    18.82%***     -            -           -
                                  1.65%        2,847     11.305532        32,187    18.76%***     -            -           -
                                  1.70%        1,514     11.294287        17,100    18.70%***     -            -           -
                                  1.75%        1,148     11.283026        12,953    18.64%***     -            -           -

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
The Dreyfus Socially Responsible
  Growth Fund, Inc.:
     Tax and non-tax
       qualified ..............  0.95%     7,688,486     14.800297   113,791,876    (11.87)%      28.84%     28.15%      10.59%***
                                 1.00%     4,662,244     14.776765    68,892,884    (11.92)%      28.78%      28.09%     10.54%***
                                 1.05%       767,101     14.753247    11,317,231    (11.96)%      28.71%      28.02%     10.49%***
                                 1.10%       895,698     14.472958    12,963,400    (12.01)%      28.65%     110.56%***    -
                                 1.15%       180,156     14.456547     2,604,434    (12.05)%      28.59%     110.50%***    -
                                 1.20%     1,625,644     14.414394    23,432,673    (12.10)%      28.52%      82.60%***    -
                                 1.25%       151,054     14.397461     2,174,794    (12.14)%      28.46%      82.53%***    -
                                 1.30%       432,064     14.380518     6,213,304    (12.18)%      28.39%      82.47%***    -
                                 1.35%        66,346     14.391057       954,789    (12.23)%      28.33%     110.24%***    -
                                 1.40%        39,017     14.374715       560,858    (12.27)%      28.26%     110.18%***    -
                                 1.45%        34,149     14.358357       490,324    (12.32)%      28.20%     110.12%***    -
                                 1.50%        86,373     14.342049     1,238,766    (12.36)%      28.13%     110.05%***    -
                                 1.55%        29,279     14.325738       419,443    (12.40)%      28.07%     109.99%***    -
                                 1.60%         2,319     14.309420        33,184    (12.45)%      28.00%     109.92%***    -
                                 1.65%        27,530     14.293123       393,490    (12.49)%      27.94%     109.86%***    -
                                 1.70%        10,940     10.380157       113,559    (12.54)%      28.08%***    -           -
                                 1.75%        27,073     10.371408       280,785    (12.58)%      28.02%***    -           -
                                 1.80%         3,663     10.362676        37,958    (12.63)%      27.96%***    -           -
                                 2.00%           289     10.327709         2,985    (12.80)%      27.72%***    -           -
     Extra Value ..............  0.95%     1,376,834     14.389633    19,812,136    (11.72)%***    -           -           -
                                 1.00%       989,939     14.373315    14,228,705    (11.76)%***    -           -           -
                                 1.05%       119,018     14.356999     1,708,741    (11.81)%***    -           -           -
                                 1.10%       123,367     14.340689     1,769,168    (11.85)%***    -           -           -
                                 1.15%       117,607     14.324376     1,684,647    (11.90)%***    -           -           -
                                 1.20%        75,452     14.308099     1,079,575    (11.94)%***    -           -           -
                                 1.25%        69,590     11.078709       770,967    (11.99)%***    -           -           -
                                 1.30%         8,012     11.067740        88,675    (12.03)%***    -           -           -
                                 1.35%         6,690     11.056764        73,970    (12.08)%***    -           -           -
                                 1.40%        62,594     11.045784       691,400    (12.12)%***    -           -           -
                                 1.45%        12,862     11.034829       141,930    (12.17)%***    -           -           -
                                 1.50%        19,564     11.023866       215,671    (12.21)%***    -           -           -
                                 1.55%         4,939     11.012907        54,393    (12.25)%***    -           -           -
                                 1.60%         4,615     11.001966        50,774    (12.30)%***    -           -           -
                                 1.65%         2,529     10.991025        27,796    (12.34)%***    -           -           -
                                 1.70%         4,687     10.980071        51,464    (12.39)%***    -           -           -
                                 1.75%         5,474     10.969119        60,045    (12.43)%***    -           -           -
                                 1.80%           194     10.958221         2,126    (12.48)%***    -           -           -
                                 1.85%            72     10.947277           788    (12.52)%***    -           -           -
                                 1.90%           332     10.936362         3,631    (12.57)%***    -           -           -
                                 1.95%             4     10.925453            44    (12.61)%***    -           -           -
                                 2.00%           197     10.914553         2,150    (12.66)%***    -           -           -

                          NATIONWIDE VARIABLE ACCOUNT-9

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
Dreyfus Stock Index Fund:
     Tax and non-tax
       qualified ...............  0.95%  36,570,268      14.101205   515,684,846    (10.14)%     19.46%       26.99%      21.28%***
                                  1.00%  23,031,006      14.078788   324,248,651    (10.18)%     19.40%       26.93%      21.23%***
                                  1.05%   3,936,553      14.056384    55,333,701    (10.23)%     19.34%       26.87%      21.18%***
                                  1.10%   1,747,579      13.339745    23,312,258    (10.27)%     19.28%       97.83%***    -
                                  1.15%     591,749      13.324628     7,884,835    (10.32)%     19.22%       97.77%***    -
                                  1.20%   8,683,693      13.209188   114,704,533    (10.36)%     19.16%       70.87%***    -
                                  1.25%     756,443      13.193664     9,980,255    (10.41)%     19.10%       70.81%***    -
                                  1.30%   2,902,116      13.178151    38,244,523    (10.45)%     19.04%       70.75%***    -
                                  1.35%     585,977      13.264252     7,772,547    (10.50)%     18.98%       97.52%***    -
                                  1.40%     274,625      13.249172     3,638,554    (10.54)%     18.92%       97.46%***    -
                                  1.45%     161,061      13.234124     2,131,501    (10.59)%     18.86%       97.40%***    -
                                  1.50%     329,534      13.219073     4,356,134    (10.63)%     18.80%       97.34%***    -
                                  1.55%      29,457      13.204037       388,951    (10.68)%     18.74%       97.27%***    -
                                  1.60%      13,659      13.188992       180,148    (10.72)%     18.68%       97.21%***    -
                                  1.65%      92,278      13.173971     1,215,668    (10.77)%     18.62%       97.15%***    -
                                  1.70%      46,901       9.626823       451,508    (10.81)%     11.94%***     -           -
                                  1.75%      14,530       9.618706       139,760    (10.86)%     11.88%***     -           -
                                  1.80%      12,622       9.610581       121,305    (10.91)%     11.83%***     -           -
                                  1.85%          41       9.602483           394    (10.95)%     11.77%***     -           -
     Extra Value ...............  0.95%   4,619,541      13.258257    61,247,062     (9.22)%***   -            -           -
                                  1.00%   3,831,015      13.243205    50,734,917     (9.27)%***   -            -           -
                                  1.05%     342,924      13.228164     4,536,255     (9.31)%***   -            -           -
                                  1.10%     604,423      13.213132     7,986,321     (9.36)%***   -            -           -
                                  1.15%     305,013      13.198108     4,025,595     (9.40)%***   -            -           -
                                  1.20%     193,695      13.183101     2,553,501     (9.45)%***   -            -           -
                                  1.25%     506,525      10.469032     5,302,826     (9.49)%***   -            -           -
                                  1.30%      20,265      10.458642       211,944     (9.54)%***   -            -           -
                                  1.35%      10,271      10.448286       107,314     (9.59)%***   -            -           -
                                  1.40%      94,257      10.437897       983,845     (9.63)%***   -            -           -
                                  1.45%      40,751      10.427541       424,933     (9.68)%***   -            -           -
                                  1.50%      89,972      10.417184       937,255     (9.72)%***   -            -           -
                                  1.55%      44,847      10.406826       466,715     (9.77)%***   -            -           -
                                  1.60%      17,859      10.396491       185,671     (9.82)%***   -            -           -
                                  1.65%       8,833      10.386136        91,741     (9.86)%***   -            -           -
                                  1.70%       9,380      10.375788        97,325     (9.91)%***   -            -           -
                                  1.75%       8,593      10.365465        89,070     (9.95)%***   -            -           -
                                  1.80%          84      10.355142           870    (10.00)%***   -            -           -
                                  1.85%         291      10.344815         3,010    (10.04)%***   -            -           -


                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
                                  1.90%         508      10.334497         5,250    (10.09)%***    -           -           -
                                  1.95%         196      10.324178         2,024    (10.14)%***    -           -           -
                                  2.00%         216      10.313873         2,228    (10.18)%***    -           -           -
Dreyfus IP - European Equities
  Fund:
     Tax and non-tax
       qualified ...............  0.95%     425,730      12.521432     5,330,749     (2.92)%     110.29%***    -           -
                                  1.00%     208,417      12.513519     2,608,030     (2.97)%     110.22%***    -           -
                                  1.05%      33,115      12.505588       414,123     (3.02)%     110.16%***    -           -
                                  1.10%       9,132      12.497666       114,129     (3.07)%     110.09%***    -           -
                                  1.15%       6,234      12.489736        77,861     (3.12)%     110.03%***    -           -
                                  1.20%     432,778      12.481806     5,401,851     (3.17)%     109.96%***    -           -
                                  1.25%      22,568      12.473885       281,511     (3.22)%     109.90%***    -           -
                                  1.30%      44,415      12.465971       553,676     (3.27)%     109.84%***    -           -
                                  1.35%       9,752      12.458039       121,491     (3.31)%     109.77%***    -           -
                                  1.40%       5,440      12.450126        67,729     (3.36)%     109.71%***    -           -
                                  1.45%         764      12.442209         9,506     (3.41)%     109.64%***    -           -
                                  1.50%       9,446      12.434292       117,454     (3.46)%     109.58%***    -           -
                                  1.55%       2,657      12.426374        33,017     (3.51)%     109.51%***    -           -
                                  1.60%       3,612      12.418459        44,855     (3.56)%     109.45%***    -           -
                                  1.65%       6,339      12.410545        78,670     (3.61)%     109.38%***    -           -
                                  1.70%         760      12.402636         9,426     (3.66)%     109.32%***    -           -
                                  1.80%       1,937      12.386804        23,993     (3.75)%     109.19%***    -           -
     Extra Value ...............  0.95%     170,601      12.381637     2,112,320     (2.66)%***    -           -           -
                                  1.00%     163,597      12.371216     2,023,894     (2.71)%***    -           -           -
                                  1.05%       5,783      12.360784        71,482     (2.76)%***    -           -           -
                                  1.10%      17,875      12.350364       220,763     (2.81)%***    -           -           -
                                  1.15%       6,458      12.339938        79,691     (2.86)%***    -           -           -
                                  1.20%       5,325      12.329516        65,655     (2.91)%***    -           -           -
                                  1.25%         756      12.319107         9,313     (2.96)%***    -           -           -
                                  1.30%         900      12.308685        11,078     (3.01)%***    -           -           -
                                  1.35%         242      12.298291         2,976     (3.06)%***    -           -           -
                                  1.40%         447      12.287862         5,493     (3.10)%***    -           -           -
                                  1.45%         527      12.277474         6,470     (3.15)%***    -           -           -
                                  1.50%         419      12.267075         5,140     (3.20)%***    -           -           -
                                  1.55%       3,356      12.256688        41,133     (3.25)%***    -           -           -
                                  1.60%       3,291      12.246288        40,303     (3.30)%***    -           -           -
                                  1.65%       2,609      12.235904        31,923     (3.35)%***    -           -           -
                                  1.70%         277      12.225512         3,386     (3.40)%***    -           -           -
                                  1.75%         259      12.215141         3,164     (3.45)%***    -           -           -
                                  1.85%          42      12.194379           512     (3.54)%***    -           -           -
Dreyfus VIF - Appreciation
  Portfolio:
     Tax and non-tax
       qualified ...............  0.95%   5,496,898      14.363060    78,952,276     (1.59)%      10.40%      28.98%      15.48%***
                                  1.00%   3,112,371      14.340226    44,632,104     (1.64)%      10.34%      28.92%      15.43%***

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
                                  1.05%      824,612     14.317438    11,806,331     (1.69)%     10.29%       28.85%      15.37%***
                                  1.10%      275,207     13.420126     3,693,313     (1.74)%     10.23%       94.88%***    -
                                  1.15%       83,827     13.404933     1,123,695     (1.79)%     10.17%       94.82%***    -
                                  1.20%    1,334,422     13.195948    17,608,963     (1.84)%     10.12%       66.09%***    -
                                  1.25%      124,104     13.180436     1,635,745     (1.89)%     10.06%       66.03%***    -
                                  1.30%      342,791     13.164923     4,512,817     (1.94)%     10.01%       65.97%***    -
                                  1.35%       24,994     13.344202       333,525     (1.99)%      9.95%       94.58%***    -
                                  1.40%       41,854     13.329025       557,873     (2.03)%      9.90%       94.51%***    -
                                  1.45%       12,502     13.313894       166,450     (2.08)%      9.84%       94.45%***    -
                                  1.50%       52,941     13.298747       704,049     (2.13)%      9.78%       94.39%***    -
                                  1.55%        4,185     13.283611        55,592     (2.18)%      9.73%       94.33%***    -
                                  1.65%        5,853     13.253384        77,572     (2.28)%      9.62%       94.20%***    -
                                  1.70%        2,517      9.946799        25,036     (2.33)%      2.77%***     -           -
                                  1.75%        1,913      9.938414        19,012     (2.38)%      2.72%***     -           -
                                  1.80%        6,835      9.930036        67,872     (2.43)%      2.66%***     -           -
                                  1.90%           28      9.913289           278     (2.53)%      2.56%***     -           -
        Extra Value ............  0.95%      463,848     13.335902     6,185,831     (1.73)%***   -            -           -
                                  1.00%      249,020     13.320761     3,317,136     (1.77)%***   -            -           -
                                  1.05%       34,390     13.305621       457,580     (1.82)%***   -            -           -
                                  1.10%       75,371     13.290516     1,001,719     (1.87)%***   -            -           -
                                  1.15%       16,219     13.275397       215,314     (1.92)%***   -            -           -
                                  1.20%       33,946     13.260303       450,134     (1.97)%***   -            -           -
                                  1.25%       20,313     10.687361       217,092     (2.02)%***   -            -           -
                                  1.30%        3,093     10.676781        33,023     (2.07)%***   -            -           -
                                  1.35%        3,597     10.666195        38,366     (2.12)%***   -            -           -
                                  1.40%        4,404     10.655601        46,927     (2.17)%***   -            -           -
                                  1.45%        3,496     10.645035        37,215     (2.22)%***   -            -           -
                                  1.50%        7,007     10.634443        74,516     (2.27)%***   -            -           -
                                  1.55%        6,831     10.623866        72,572     (2.32)%***   -            -           -
                                  1.60%        5,159     10.613306        54,754     (2.37)%***   -            -           -
                                  1.65%        4,188     10.602746        44,404     (2.42)%***   -            -           -
                                  1.70%        4,232     10.592201        44,826     (2.46)%***   -            -           -
                                  1.75%          240     10.581647         2,540     (2.51)%***   -            -           -
                                  1.80%          147     10.571091         1,554     (2.56)%***   -            -           -
                                  1.85%          196     10.560568         2,070     (2.61)%***   -            -           -
                                  1.90%          188     10.550036         1,983     (2.66)%***   -            -           -
                                  1.95%          197     10.539499         2,076     (2.71)%***   -            -           -

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
Federated Quality Bond Fund II:
     Tax and non-tax
       qualified ..............  0.95%      1,638,098    10.729245    17,575,555       9.41%     (2.90)%***    -            -
                                 1.00%        789,960    10.720271     8,468,585       9.35%     (2.95)%***    -            -
                                 1.05%        219,014    10.711288     2,345,922       9.30%     (3.00)%***    -            -
                                 1.10%         64,540    10.702323       690,728       9.24%     (3.05)%***    -            -
                                 1.15%         25,498    10.693364       272,659       9.19%     (3.10)%***    -            -
                                 1.20%      1,148,950    10.684388    12,275,828       9.13%     (3.15)%***    -            -
                                 1.25%         69,524    10.675429       742,199       9.08%     (3.20)%***    -            -
                                 1.30%        467,538    10.666472     4,986,981       9.02%     (3.25)%***    -            -
                                 1.35%         41,480    10.657518       442,074       8.97%     (3.30)%***    -            -
                                 1.40%         64,102    10.648571       682,595       8.91%     (3.35)%***    -            -
                                 1.45%          8,231    10.639621        87,575       8.86%     (3.40)%***    -            -
                                 1.50%         14,453    10.630687       153,645       8.80%     (3.45)%***    -            -
                                 1.55%          4,717    10.621724        50,103       8.75%     (3.50)%***    -            -
                                 1.60%            249    10.612780         2,643       8.69%     (3.55)%***    -            -
                                 1.65%          3,615    10.603847        38,333       8.64%     (3.60)%***    -            -
                                 1.70%            517    10.594913         5,478       8.58%     (3.65)%***    -            -
                                 1.75%            609    10.585977         6,447       8.53%     (3.69)%***    -            -
                                 1.80%          2,293    10.577071        24,253       8.47%     (3.74)%***    -            -
                                 1.90%            221    10.559225         2,334       8.36%     (3.84)%***    -            -
        Extra Value ...........  0.95%        699,097    10.570472     7,389,785      10.22%***   -            -            -
                                 1.00%        507,768    10.561450     5,362,766      10.17%***   -            -            -
                                 1.05%         56,131    10.552420       592,318      10.11%***   -            -            -
                                 1.10%        127,164    10.543392     1,340,740      10.06%***   -            -            -
                                 1.15%         54,241    10.534356       571,394      10.00%***   -            -            -
                                 1.20%         27,245    10.525342       286,763       9.95%***   -            -            -
                                 1.25%          6,445    10.516326        67,778       9.89%***   -            -            -
                                 1.30%          1,419    10.507323        14,910       9.84%***   -            -            -
                                 1.35%            564    10.498298         5,921       9.78%***   -            -            -
                                 1.40%          8,311    10.489298        87,177       9.73%***   -            -            -
                                 1.45%          2,904    10.480307        30,435       9.67%***   -            -            -
                                 1.50%          1,319    10.471308        13,812       9.62%***   -            -            -
                                 1.55%          4,658    10.462281        48,733       9.56%***   -            -            -
                                 1.60%          1,021    10.453285        10,673       9.51%***   -            -            -
                                 1.65%          4,473    10.444309        46,717       9.45%***   -            -            -
                                 1.70%          2,272    10.435325        23,709       9.40%***   -            -            -
                                 1.80%             93    10.417362           969       9.29%***   -            -            -
Fidelity VIP - Equity-Income
  Portfolio - Service Class
  Shares:
        Tax and non-tax
          qualified ............. 0.95%    15,756,237    12.896641   203,202,532       7.28%      5.25%       10.48%       20.95%***
                                  1.00%    10,464,868    12.876144   134,747,147       7.23%      5.19%       10.43%       20.90%***
                                  1.05%     2,445,131    12.855639    31,433,721       7.17%      5.14%       10.37%       20.85%***
                                  1.10%       402,998    13.294130     5,357,508       7.12%      5.09%       71.85%** *    -
                                  1.15%       112,656    13.279061     1,495,966       7.07%      5.03%       71.79%** *    -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.20%      3,510,807     13.313013    46,739,419       7.01%       4.98%       55.40%***  -
                                  1.25%        330,677     13.297371     4,397,135       6.96%       4.93%       55.34%***  -
                                  1.30%        978,014     13.281731    12,989,719       6.91%       4.87%       55.28%***  -
                                  1.35%        127,583     13.218906     1,686,508       6.85%       4.82%       71.56%***  -
                                  1.40%         47,963     13.203880       633,298       6.80%       4.77%       71.50%***  -
                                  1.45%         42,818     13.188860       564,721       6.74%       4.71%       71.44%***  -
                                  1.50%        121,232     13.173869     1,597,094       6.69%       4.66%       71.38%***  -
                                  1.55%         10,644     13.158890       140,063       6.64%       4.61%       71.32%***  -
                                  1.60%          5,168     13.143893        67,928       6.58%       4.55%       71.26%***  -
                                  1.65%         59,631     13.128922       782,891       6.53%       4.50%       71.20%***  -
                                  1.70%          7,314      9.912757        72,502       6.47%     (10.37)%***    -         -
                                  1.75%          9,140      9.904395        90,526       6.42%     (10.42)%***    -         -
                                  1.80%         11,051      9.896058       109,361       6.37%     (10.47)%***    -         -
        Extra Value ............. 0.95%      2,744,291     13.207427    36,245,023      11.32%***    -            -         -
                                  1.00%      1,800,958     13.192435    23,759,021      11.26%***    -            -         -
                                  1.05%        181,494     13.177431     2,391,625      11.21%***    -            -         -
                                  1.10%        212,264     13.162452     2,793,915      11.15%***    -            -         -
                                  1.15%        136,707     13.147512     1,797,357      11.10%***    -            -         -
                                  1.20%         45,639     13.132529       599,355      11.04%***    -            -         -
                                  1.25%         25,569     11.140856       284,861      10.99%***    -            -         -
                                  1.30%            664     11.129809         7,390      10.93%***    -            -         -
                                  1.35%          3,377     11.118748        37,548      10.88%***    -            -         -
                                  1.40%         51,011     11.107740       566,617      10.82%***    -            -         -
                                  1.45%          4,714     11.096691        52,310      10.76%***    -            -         -
                                  1.50%         29,365     11.085675       325,531      10.71%***    -            -         -
                                  1.55%         11,143     11.074652       123,405      10.65%***    -            -         -
                                  1.60%          3,397     11.063636        37,583      10.60%***    -            -         -
                                  1.65%          3,955     11.052622        43,713      10.54%***    -            -         -
                                  1.75%            192     11.030626         2,118      10.43%***    -            -         -
                                  1.90%             94     10.997656         1,034      10.26%***    -            -         -
Fidelity VIP - Growth
  Portfolio - Service Class
  Shares:
        Tax and non-tax
          qualified ............. 0.95%     21,776,778     16.588646   361,247,261     (11.91)%     35.98%       38.05%     1.91%***
                                  1.00%     14,646,896     16.562294   242,586,198     (11.95)%     35.91%       37.98%     1.86%***
                                  1.05%      2,250,475     16.535951    37,213,744     (12.00)%     35.85%       37.92%     1.81%***
                                  1.10%      1,140,129     15.423665    17,584,968     (12.04)%     35.78%      115.71%***  -
                                  1.15%        366,478     15.406192     5,646,030     (12.08)%     35.71%      115.64%***  -
                                  1.20%      8,080,547     15.512519   125,349,639     (12.13)%     35.64%       90.27%***  -
                                  1.25%        621,780     15.494279     9,634,033     (12.17)%     35.57%       90.20%***  -
                                  1.30%      2,378,768     15.476056    36,813,947     (12.22)%     35.50%       90.14%***  -

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
                                  1.35%        284,354     15.336364     4,360,956   (12.26)%       35.43%     115.39%***  -
                                  1.40%        151,803     15.318941     2,325,461   (12.31)%       35.37%     115.32%***  -
                                  1.45%        110,853     15.301552     1,696,223   (12.35)%       35.30%     115.26%***  -
                                  1.50%        317,262     15.284127     4,849,073   (12.39)%       35.23%     115.19%***  -
                                  1.55%         38,013     15.266755       580,335   (12.44)%       35.16%     115.13%***  -
                                  1.60%         13,134     15.249368       200,285   (12.48)%       35.09%     115.06%***  -
                                  1.65%        152,649     15.232000     2,325,150   (12.53)%       35.02%     115.00%***  -
                                  1.70%         14,057     10.773174       151,439   (12.57)%       34.91%***    -         -
                                  1.75%         44,653     10.764092       480,649   (12.62)%       34.84%***    -         -
                                  1.80%         22,915     10.755009       246,451   (12.66)%       34.78%***    -         -
                                  1.85%             35     10.745932           376   (12.70)%       34.72%***    -         -
        Extra Value ............. 0.95%      5,691,730     15.337470    87,296,738   (14.34)%***     -           -         -
                                  1.00%      4,326,812     15.320062    66,287,028   (14.39)%***     -           -         -
                                  1.05%        395,142     15.302668     6,046,727   (14.43)%***     -           -         -
                                  1.10%        625,647     15.285279     9,563,189   (14.47)%***     -           -         -
                                  1.15%        262,234     15.267904     4,003,764   (14.52)%***     -           -         -
                                  1.20%        213,138     15.250538     3,250,469   (14.56)%***     -           -         -
                                  1.25%        689,694     11.377352     7,846,891   (14.60)%***     -           -         -
                                  1.30%         17,625     11.366086       200,327   (14.65)%***     -           -         -
                                  1.35%          9,588     11.354805       108,870   (14.69)%***     -           -         -
                                  1.40%        101,032     11.343541     1,146,061   (14.73)%***     -           -         -
                                  1.45%         59,620     11.332264       675,630   (14.78)%***     -           -         -
                                  1.50%         37,255     11.321010       421,764   (14.82)%***     -           -         -
                                  1.55%         39,860     11.309755       450,807   (14.86)%***     -           -         -
                                  1.60%         13,856     11.298506       156,552   (14.91)%***     -           -         -
                                  1.65%         19,531     11.287280       220,452   (14.95)%***     -           -         -
                                  1.70%         11,478     11.276035       129,426   (14.99)%***     -           -         -
                                  1.75%          4,590     11.264800        51,705   (15.04)%***     -           -         -
                                  1.80%            224     11.253585         2,521   (15.08)%***     -           -         -
                                  1.85%            258     11.242370         2,901   (15.12)%***     -           -         -
                                  1.90%            515     11.231151         5,784   (15.17)%***     -           -         -
                                  1.95%            169     11.219930         1,896   (15.21)%***     -           -         -
Fidelity VIP - High Income
  Portfolio - Service Class:
     Tax and non-tax
       qualified ................ 0.95%      9,388,426      7.866679    73,855,734   (23.34)%        7.05%      (5.33)%    7.84%***
                                  1.00%      5,152,252      7.854169    40,466,658   (23.38)%        6.99%      (5.38)%    7.79%***
                                  1.05%      1,663,688      7.841660    13,046,076   (23.42)%        6.94%      (5.43)%    7.74%***
                                  1.10%        253,701      8.615157     2,185,674   (23.46)%        6.89%      21.06%***  -
                                  1.15%         52,946      8.605370       455,620   (23.50)%        6.83%      21.01%***  -
                                  1.20%      2,070,355      8.478210    17,552,904   (23.54)%        6.78%      11.50%***  -
                                  1.25%        130,242      8.468211     1,102,917   (23.58)%        6.72%      11.45%***  -
                                  1.30%        519,542      8.458245     4,394,414   (23.61)%        6.67%      11.40%***  -
                                  1.35%         97,532      8.566348       835,493   (23.65)%        6.62%      20.80%***  -
                                  1.40%         41,716      8.556624       356,948   (23.69)%        6.56%      20.75%***  -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                 1.45%          9,766      8.546878        83,469     (23.73)%      6.51%      20.70%***   -
                                 1.50%         50,119      8.537159       427,874     (23.77)%      6.45%      20.64%***   -
                                 1.55%          6,995      8.527425        59,649     (23.81)%      6.40%      20.59%***   -
                                 1.60%            138      8.517712         1,175     (23.84)%      6.35%      20.54%***   -
                                 1.65%         17,765      8.508002       151,145     (23.88)%      6.29%      20.48%***   -
                                 1.70%          2,708      7.358723        19,927     (23.92)%     (4.92)%***   -          -
                                 1.75%          2,702      7.352510        19,866     (23.96)%     (4.97)%***   -          -
                                 1.80%          1,112      7.346312         8,169     (24.00)%     (5.02)%***   -          -
                                 1.90%            105      7.333907           770     (24.08)%     (5.12)%***   -          -
        Extra Value ...........  0.95%      1,020,379      8.555985     8,730,347     (23.66)%***   -           -          -
                                 1.00%        637,826      8.546256     5,451,024     (23.70)%***   -           -          -
                                 1.05%        135,807      8.536535     1,159,321     (23.74)%***   -           -          -
                                 1.10%        145,792      8.526829     1,243,143     (23.78)%***   -           -          -
                                 1.15%         47,715      8.517121       406,394     (23.82)%***   -           -          -
                                 1.20%         29,928      8.507421       254,610     (23.86)%***   -           -          -
                                 1.25%         25,504      7.983465       203,610     (23.90)%***   -           -          -
                                 1.30%          2,734      7.975536        21,805     (23.93)%***   -           -          -
                                 1.35%          3,578      7.967608        28,508     (23.97)%***   -           -          -
                                 1.40%         17,319      7.959698       137,854     (24.01)%***   -           -          -
                                 1.45%          4,520      7.951778        35,942     (24.05)%***   -           -          -
                                 1.50%         15,687      7.943867       124,615     (24.09)%***   -           -          -
                                 1.55%          1,192      7.935952         9,460     (24.13)%***   -           -          -
                                 1.65%            864      7.920163         6,843     (24.21)%***   -           -          -
                                 1.70%          2,839      7.912268        22,463     (24.25)%***   -           -          -
                                 1.75%            996      7.904376         7,873     (24.29)%***   -           -          -
                                 1.80%             52      7.896488           411     (24.32)%***   -           -          -
Fidelity VIP - Overseas
  Portfolio - Service Class
  Shares:
     Tax and non-tax
       qualified ..............  0.95%      4,123,737     12.485012    51,484,906     (19.92)%     41.11%      11.57%     (6.05)%***
                                 1.00%      1,932,170     12.465168    24,084,824     (19.96)%     41.04%      11.51%     (6.09)%***
                                 1.05%        438,863     12.445337     5,461,798     (20.00)%     40.97%      11.46%     (6.14)%***
                                 1.10%         96,077     13.731142     1,319,247     (20.04)%     40.90%      86.84%***   -
                                 1.15%         21,463     13.715591       294,378     (20.08)%     40.83%      86.78%***   -
                                 1.20%      1,464,152     12.702222    18,597,984     (20.12)%     40.76%      38.83%***   -
                                 1.25%         92,291     12.687275     1,170,921     (20.16)%     40.68%      38.77%***   -
                                 1.30%        398,358     12.672362     5,048,137     (20.20)%     40.61%      38.71%***   -
                                 1.35%         53,816     13.653448       734,774     (20.24)%     40.54%      86.53%***   -
                                 1.40%         18,077     13.637938       246,533     (20.28)%     40.47%      86.47%***   -
                                 1.45%         11,947     13.622435       162,747     (20.32)%     40.40%      86.41%***   -
                                 1.50%         28,532     13.606956       388,234     (20.36)%     40.33%      86.35%***   -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.55%          5,968     13.591466        81,114    (20.40)%      40.26%       86.29%***  -
                                  1.60%            488     13.576001        6,625    (20.44)%      40.19%       86.23%***  -
                                  1.65%         28,672     13.560524      388,807    (20.48)%      40.12%       86.17%***  -
                                  1.70%          6,048     10.379362       62,774    (20.52)%      45.98%***     -         -
                                  1.75%          2,324     10.370604       24,101    (20.56)%      45.91%***     -         -
                                  1.80%          4,336     10.361858       44,929    (20.60)%      45.85%***     -         -
                                  1.90%            201     10.344382        2,079    (20.68)%      45.71%***     -         -
        Extra Value ............  0.95%        537,740     13.653116    7,341,827    (17.35)%***    -            -         -
                                  1.00%        401,919     13.637615    5,481,217    (17.40)%***    -            -         -
                                  1.05%         26,639     13.622125      362,880    (17.44)%***    -            -         -
                                  1.10%         61,958     13.606646      843,041    (17.48)%***    -            -         -
                                  1.15%         43,939     13.591204      597,184    (17.52)%***    -            -         -
                                  1.20%         19,000     13.575732      257,939    (17.56)%***    -            -         -
                                  1.25%          6,898     11.112370       76,653    (17.61)%***    -            -         -
                                  1.30%          1,752     11.101354       19,450    (17.65)%***    -            -         -
                                  1.35%            658     11.090346        7,297    (17.69)%***    -            -         -
                                  1.40%          9,281     11.079343      102,827    (17.73)%***    -            -         -
                                  1.45%          3,337     11.068353       36,935    (17.77)%***    -            -         -
                                  1.50%         10,698     11.057354      118,292    (17.82)%***    -            -         -
                                  1.55%          7,731     11.046362       85,399    (17.86)%***    -            -         -
                                  1.60%            765     11.035367        8,442    (17.90)%***    -            -         -
                                  1.65%            937     11.024412       10,330    (17.94)%***    -            -         -
                                  1.75%            563     11.002467        6,194    (18.03)%***    -            -         -
                                  1.80%            132     10.991496        1,451    (18.07)%***    -            -         -
Fidelity VIP-II - Contrafund
  Portfolio - Service Class
  Shares:
      Tax and non-tax
        qualified ..............  0.95%     16,831,668     14.558242  245,039,496     (7.60)%      22.97%       28.70%    (2.79)%***
                                  1.00%      9,894,736     14.535120  143,821,175     (7.64)%      22.91%       28.64%    (2.84)%***
                                  1.05%      1,584,274     14.511996   22,990,978     (7.69)%      22.84%       28.57%    (2.89)%***
                                  1.10%        751,177     14.497111   10,889,896     (7.74)%      22.78%      111.05%***  -
                                  1.15%        184,536     14.480674    2,672,206     (7.78)%      22.72%      110.99%***  -
                                  1.20%      4,946,188     14.247834   70,472,466     (7.83)%      22.66%       77.92%***  -
                                  1.25%        373,809     14.231074    5,319,704     (7.88)%      22.60%       77.85%***  -
                                  1.30%      1,162,668     14.214337   16,526,555     (7.92)%      22.53%       77.79%***  -
                                  1.35%        192,839     14.415058    2,779,785     (7.97)%      22.47%      110.73%***  -
                                  1.40%         67,925     14.398684      978,031     (8.01)%      22.41%      110.67%***  -
                                  1.45%         41,709     14.382315      599,872     (8.06)%      22.35%      110.60%***  -
                                  1.50%        291,480     14.365961    4,187,390     (8.11)%      22.29%      110.54%***  -
                                  1.55%         37,010     14.349605      531,079     (8.15)%      22.22%      110.47%***  -
                                  1.60%          3,194     14.333260       45,780     (8.20)%      22.16%      110.41%***  -
                                  1.65%         63,843     14.316943      914,037     (8.25)%      22.10%      110.35%***  -
                                  1.70%          8,357     10.343090       86,437     (8.29)%      19.21%***     -         -
                                  1.75%         35,608     10.334368      367,986     (8.34)%      19.16%***     -         -
                                  1.80%         45,895     10.325655      473,896     (8.39)%      19.10%***     -         -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                 1.90%            332     10.308233         3,422      (8.48)%    18.99%***     -          -
        Extra Value ...........  0.95%      2,581,229     14.410328    37,196,357      (8.40)%***  -            -          -
                                 1.00%      2,022,841     14.393972    29,116,717      (8.45)%***  -            -          -
                                 1.05%        194,058     14.377618     2,790,092      (8.50)%***  -            -          -
                                 1.10%        361,817     14.361282     5,196,156      (8.54)%***  -            -          -
                                 1.15%        140,506     14.344951     2,015,552      (8.59)%***  -            -          -
                                 1.20%         76,091     14.328634     1,090,280      (8.63)%***  -            -          -
                                 1.25%         73,795     11.054900       815,796      (8.68)%***  -            -          -
                                 1.30%          7,415     11.043938        81,891      (8.73)%***  -            -          -
                                 1.35%          4,792     11.032970        52,870      (8.77)%***  -            -          -
                                 1.40%         84,404     11.022018       930,302      (8.82)%***  -            -          -
                                 1.45%         24,919     11.011080       274,385      (8.87)%***  -            -          -
                                 1.50%         50,885     11.000138       559,742      (8.91)%***  -            -          -
                                 1.55%         24,878     10.989205       273,389      (8.96)%***  -            -          -
                                 1.60%          7,403     10.978278        81,272      (9.00)%***  -            -          -
                                 1.65%          7,785     10.967361        85,381      (9.05)%***  -            -          -
                                 1.70%          2,034     10.956423        22,285      (9.10)%***  -            -          -
                                 1.75%          7,733     10.945527        84,642      (9.14)%***  -            -          -
                                 1.80%            466     10.934605         5,096      (9.19)%***  -            -          -
                                 1.90%            382     10.912808         4,169      (9.28)%***  -            -          -
                                 2.00%            160     10.891023         1,743      (9.37)%***  -            -          -
Fidelity VIP-III - Growth
  Opportunities Portfolio -
  Service Class Shares:
     Tax and non-tax
       qualified ..............  0.95%      7,163,757     10.858509    77,787,720     (17.96)%     3.19%       23.32%     24.79%***
                                 1.00%      4,836,376     10.841223    52,432,231     (18.00)%     3.14%       23.26%     24.74%***
                                 1.05%        852,312     10.823977     9,225,405     (18.04)%     3.09%       23.20%     24.69%***
                                 1.10%        143,713     10.389625     1,493,124     (18.08)%     3.04%       91.69%***   -
                                 1.15%         39,423     10.377837       409,125     (18.13)%     2.98%       91.63%***   -
                                 1.20%      1,453,017     10.463173    15,203,168     (18.17)%     2.93%       72.50%***   -
                                 1.25%        132,945     10.450878     1,389,392     (18.21)%     2.88%       72.44%***   -
                                 1.30%        393,066     10.438575     4,103,049     (18.25)%     2.83%       72.38%***   -
                                 1.35%         61,854     10.330777       639,000     (18.29)%     2.78%       91.38%***   -
                                 1.40%         28,632     10.319040       295,455     (18.33)%     2.72%       91.32%***   -
                                 1.45%         31,989     10.307281       329,720     (18.37)%     2.67%       91.26%***   -
                                 1.50%         34,764     10.295564       357,915     (18.41)%     2.62%       91.20%***   -
                                 1.55%         23,068     10.283843       237,228     (18.46)%     2.57%       91.14%***   -
                                 1.65%         14,299     10.260418       146,714     (18.54)%     2.46%       91.01%***   -
                                 1.70%          4,832      8.036133        38,831     (18.58)%    (1.96)%***    -          -
                                 1.75%         13,894      8.029346       111,560     (18.62)%    (2.01)%***    -          -
                                 1.80%          5,424      8.022575        43,514     (18.66)%    (2.06)%***    -          -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
        Extra Value ...........  0.95%        540,031   10.317848     5,571,958     (16.33)%***     -               -         -
                                 1.00%        463,101   10.306132     4,772,780     (16.37)%***     -               -         -
                                 1.05%         52,128   10.294409       536,627     (16.41)%***     -               -         -
                                 1.10%        106,268   10.282724     1,092,725     (16.46)%***     -               -         -
                                 1.15%         38,797   10.270998       398,484     (16.50)%***     -               -         -
                                 1.20%         14,811   10.259307       151,951     (16.54)%***     -               -         -
                                 1.25%         17,450    8.336162       145,466     (16.58)%***     -               -         -
                                 1.30%            564    8.327889         4,697     (16.63)%***     -               -         -
                                 1.35%            237    8.319614         1,972     (16.67)%***     -               -         -
                                 1.40%         15,755    8.311348       130,945     (16.71)%***     -               -         -
                                 1.45%         18,700    8.303083       155,268     (16.75)%***     -               -         -
                                 1.50%          4,834    8.294830        40,097     (16.79)%***     -               -         -
                                 1.55%         10,669    8.286578        88,410     (16.84)%***     -               -         -
                                 1.60%          2,899    8.278325        23,999     (16.88)%***     -               -         -
                                 1.65%          1,648    8.270092        13,629     (16.92)%***     -               -         -
                                 1.70%          1,710    8.261845        14,128     (16.96)%***     -               -         -
                                 1.75%          3,552    8.253601        29,317     (17.01)%***     -               -         -
                                 1.80%             94    8.245368           775     (17.05)%***     -               -         -
                                 1.85%            118    8.237132           972     (17.09)%***     -               -         -
                                 1.90%            130    8.228905         1,070     (17.13)%***     -               -         -
                                 1.95%            118    8.220689           970     (17.18)%***     -               -         -
Janus Aspen Series Capital
  Appreciation Portfolio -
  Service Shares:
     Tax and non-tax
       qualified ..............   0.95%     9,411,277    8.164119    76,834,785     (19.72)%***     -               -         -
                                  1.00%     6,347,257    8.160311    51,795,591     (19.76)%***     -               -         -
                                  1.05%       803,607    8.156515     6,554,633     (19.80)%***     -               -         -
                                  1.10%       585,869    8.152720     4,776,426     (19.84)%***     -               -         -
                                  1.15%       310,561    8.148922     2,530,737     (19.89)%***     -               -         -
                                  1.20%     6,411,081    8.145127    52,219,069     (19.93)%***     -               -         -
                                  1.25%       409,936    8.141323     3,337,421     (19.97)%***     -               -         -
                                  1.30%     2,424,845    8.137529    19,732,247     (20.01)%***     -               -         -
                                  1.35%       408,367    8.133724     3,321,544     (20.05)%***     -               -         -
                                  1.40%       205,198    8.129929     1,668,245     (20.09)%***     -               -         -
                                  1.45%        74,713    8.126129       607,127     (20.13)%***     -               -         -
                                  1.50%       389,193    8.122329     3,161,154     (20.17)%***     -               -         -
                                  1.55%        43,414    8.118530       352,458     (20.21)%***     -               -         -
                                  1.60%        25,619    8.114733       207,891     (20.25)%***     -               -         -
                                  1.65%       123,519    8.110923     1,001,853     (20.29)%***     -               -         -
                                  1.70%        21,395    8.107133       173,452     (20.33)%***     -               -         -
                                  1.75%        48,477    8.103330       392,825     (20.38)%***     -               -         -
                                  1.80%        50,621    8.099528       410,006     (20.42)%***     -               -         -
        Extra Value ............  0.95%     5,171,200   12.585443    65,081,843     (20.01)%***     -               -         -
                                  1.00%     4,279,748   12.573144    53,809,888     (20.05)%***     -               -         -
                                  1.05%       427,395   12.560833     5,368,437     (20.09)%***     -               -         -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.10%        841,186    12.548531    10,555,649     (20.13)%***     -             -          -
                                  1.15%        372,633    12.536247     4,671,419     (20.17)%***     -             -          -
                                  1.20%        288,715    12.523953     3,615,853     (20.22)%***     -             -          -
                                  1.25%        140,690    12.511670     1,760,267     (20.26)%***     -             -          -
                                  1.30%         11,263    12.499399       140,781     (20.30)%***     -             -          -
                                  1.35%         23,965    12.487127       299,254     (20.34)%***     -             -          -
                                  1.40%        118,431    12.474860     1,477,410     (20.38)%***     -             -          -
                                  1.45%         59,411    12.462604       740,416     (20.42)%***     -             -          -
                                  1.50%         72,579    12.450342       903,633     (20.46)%***     -             -          -
                                  1.55%         42,015    12.438108       522,587     (20.50)%***     -             -          -
                                  1.60%         30,634    12.425863       380,654     (20.54)%***     -             -          -
                                  1.65%         15,806    12.413636       196,210     (20.58)%***     -             -          -
                                  1.70%         10,872    12.401389       134,828     (20.62)%***     -             -          -
                                  1.75%          3,388    12.389174        41,975     (20.66)%***     -             -          -
                                  1.80%            127    12.376958         1,572     (20.71)%***     -             -          -
                                  1.85%            225    12.364740         2,782     (20.75)%***     -             -          -
                                  1.90%            399    12.352534         4,929     (20.79)%***     -             -          -
                                  1.95%            151    12.340340         1,863     (20.83)%***     -             -          -
                                  2.00%             42    12.328129           518     (20.87)%***     -             -          -
Janus Aspen Series Global
  Technology Portfolio -
  Service Shares:
     Tax and non-tax
       qualified ...............  0.95%      8,158,988     6.524649    53,234,533     (37.33)%***     -             -          -
                                  1.00%      4,867,293     6.521611    31,742,592     (37.37)%***     -             -          -
                                  1.05%        565,403     6.518569     3,685,618     (37.40)%***     -             -          -
                                  1.10%        510,539     6.515527     3,326,431     (37.43)%***     -             -          -
                                  1.15%        242,219     6.512483     1,577,447     (37.47)%***     -             -          -
                                  1.20%      4,740,967     6.509446    30,861,069     (37.50)%***     -             -          -
                                  1.25%        398,913     6.506406     2,595,490     (37.53)%***     -             -          -
                                  1.30%      1,251,253     6.503356     8,137,344     (37.56)%***     -             -          -
                                  1.35%        276,658     6.500322     1,798,366     (37.60)%***     -             -          -
                                  1.40%        128,053     6.497274       831,995     (37.63)%***     -             -          -
                                  1.45%         66,776     6.494235       433,659     (37.66)%***     -             -          -
                                  1.50%        287,381     6.491188     1,865,444     (37.69)%***     -             -          -
                                  1.55%         31,984     6.488148       207,517     (37.73)%***     -             -          -
                                  1.60%         10,258     6.485104        66,524     (37.76)%***     -             -          -
                                  1.65%        101,925     6.482069       660,685     (37.79)%***     -             -          -
                                  1.70%         12,689     6.479020        82,212     (37.82)%***     -             -          -
                                  1.75%          7,738     6.475985        50,111     (37.86)%***     -             -          -
                                  1.80%         12,017     6.472936        77,785     (37.89)%***     -             -          -
                                  2.00%            261     6.460766         1,686     (38.02)%***     -             -          -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
        Extra Value ............  0.95%      6,204,193     6.499606    40,324,810     (37.65)%***     -             -           -
                                  1.00%      4,140,670     6.496489    26,899,817     (37.68)%***     -             -           -
                                  1.05%        542,434     6.493376     3,522,228     (37.71)%***     -             -           -
                                  1.10%        910,169     6.490254     5,907,228     (37.75)%***     -             -           -
                                  1.15%        458,793     6.487133     2,976,251     (37.78)%***     -             -           -
                                  1.20%        343,621     6.484019     2,228,045     (37.81)%***     -             -           -
                                  1.25%        135,381     6.480897       877,390     (37.84)%***     -             -           -
                                  1.30%         10,160     6.477790        65,814     (37.88)%***     -             -           -
                                  1.35%         12,722     6.474660        82,371     (37.91)%***     -             -           -
                                  1.40%         92,047     6.471546       595,686     (37.94)%***     -             -           -
                                  1.45%         47,294     6.468423       305,918     (37.98)%***     -             -           -
                                  1.50%         50,903     6.465306       329,103     (38.01)%***     -             -           -
                                  1.55%         56,670     6.462183       366,212     (38.04)%***     -             -           -
                                  1.60%         20,518     6.459071       132,527     (38.07)%***     -             -           -
                                  1.65%         12,801     6.455949        82,643     (38.11)%***     -             -           -
                                  1.70%         13,276     6.452837        85,668     (38.14)%***     -             -           -
                                  1.75%          5,495     6.449714        35,441     (38.17)%***     -             -           -
                                  1.80%             25     6.446598           161     (38.20)%***     -             -           -
                                  1.85%            310     6.443478         1,997     (38.24)%***     -             -           -
                                  1.90%            226     6.440358         1,456     (38.27)%***     -             -           -
                                  1.95%            158     6.437232         1,017     (38.30)%***     -             -           -
                                  2.00%             66     6.434118           425     (38.33)%***     -             -           -
Janus Aspen Series International
  Growth Portfolio - Service
  Shares:
     Tax and non-tax
       qualified ...............  0.95%      7,884,779     8.200976    64,662,883     (19.33)%***     -             -           -
                                  1.00%      4,584,519     8.197162    37,580,045     (19.37)%***     -             -           -
                                  1.05%        554,608     8.193350     4,544,097     (19.41)%***     -             -           -
                                  1.10%        497,855     8.189524     4,077,195     (19.45)%***     -             -           -
                                  1.15%        251,431     8.185713     2,058,142     (19.49)%***     -             -           -
                                  1.20%      5,319,082     8.181886    43,520,123     (19.53)%***     -             -           -
                                  1.25%        298,709     8.178071     2,442,863     (19.57)%***     -             -           -
                                  1.30%      2,284,129     8.174255    18,671,053     (19.61)%***     -             -           -
                                  1.35%        256,927     8.170438     2,099,206     (19.65)%***     -             -           -
                                  1.40%        106,213     8.166613       867,400     (19.70)%***     -             -           -
                                  1.45%         61,800     8.162793       504,461     (19.74)%***     -             -           -
                                  1.50%        276,666     8.158972     2,257,310     (19.78)%***     -             -           -
                                  1.55%         25,393     8.155155       207,084     (19.82)%***     -             -           -
                                  1.60%         19,477     8.151333       158,764     (19.86)%***     -             -           -
                                  1.65%         86,294     8.147522       703,082     (19.90)%***     -             -           -
                                  1.70%         15,135     8.143702       123,255     (19.94)%***     -             -           -
                                  1.75%         51,515     8.139885       419,326     (19.98)%***     -             -           -
                                  1.80%         49,861     8.136062       405,672     (20.02)%***     -             -           -
                                  1.90%              7     8.128419            57     (20.11)%***     -             -           -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
        Extra Value ...........  0.95%      3,481,085     14.439886   50,266,471     (19.56)%***    -            -           -
                                 1.00%      2,332,564     14.425767   33,649,025     (19.61)%***    -            -          -
                                 1.05%        313,797     14.411653    4,522,333     (19.65)%***    -            -          -
                                 1.10%        419,099     14.397554    6,034,000     (19.69)%***    -            -          -
                                 1.15%        226,581     14.383456    3,259,018     (19.73)%***    -            -          -
                                 1.20%        129,993     14.369363    1,867,917     (19.77)%***    -            -          -
                                 1.25%         98,855     14.355273    1,419,091     (19.81)%***    -            -          -
                                 1.30%         11,599     14.341204      166,344     (19.85)%***    -            -          -
                                 1.35%         17,844     14.327122      255,653     (19.89)%***    -            -          -
                                 1.40%        101,352     14.313062    1,450,657     (19.93)%***    -            -          -
                                 1.45%         32,293     14.298996      461,757     (19.98)%***    -            -          -
                                 1.50%         28,746     14.284951      410,635     (20.02)%***    -            -          -
                                 1.55%         24,232     14.270906      345,813     (20.06)%***    -            -          -
                                 1.60%         21,498     14.256879      306,494     (20.10)%***    -            -          -
                                 1.65%         14,610     14.242852      208,088     (20.14)%***    -            -          -
                                 1.70%          7,282     14.228817      103,614     (20.18)%***    -            -          -
                                 1.75%          3,356     14.214801       47,705     (20.22)%***    -            -          -
                                 1.80%            374     14.200799        5,311     (20.26)%***    -            -          -
                                 1.85%            161     14.186795        2,284     (20.30)%***    -            -          -
                                 1.90%            231     14.172799        3,274     (20.34)%***    -            -          -
                                 1.95%             67     14.158803          949     (20.39)%***    -            -          -
                                 2.00%             36     14.144816          509     (20.43)%***    -            -          -
Morgan Stanley: UIF - Emerging
  Markets Debt Portfolio:
     Tax and non-tax
       qualified ..............  0.95%        638,919     10.456971    6,681,157      10.33%       28.15%      (29.06)%    26.34%***
                                 1.00%        234,648     10.440316    2,449,799      10.28%       28.08%      (29.10)%    26.29%***
                                 1.05%         57,428     10.423703      598,612      10.22%       28.02%      (29.13)%    26.23%***
                                 1.10%          6,901     16.063592      110,855      10.17%       27.95%       55.40%***   -
                                 1.15%            756     16.045362       12,130      10.11%       27.89%       55.35%***   -
                                 1.20%        203,365     16.037786    3,261,524      10.06%       27.82%       41.92%***   -
                                 1.25%          5,241     16.018934       83,955      10.00%       27.76%       41.86%***   -
                                 1.30%         19,928     16.000072      318,849       9.95%       27.70%       41.80%***   -
                                 1.35%          1,667     15.972670       26,626       9.89%       27.63%       55.12%***   -
                                 1.40%            129     15.954543        2,058       9.84%       27.57%       55.06%***   -
                                 1.45%            599     15.936413        9,546       9.78%       27.50%       55.00%***   -
                                 1.50%          4,475     15.918288       71,234       9.73%       27.44%       54.95%***   -
                                 1.65%          1,839     15.863998       29,174       9.56%       27.24%       54.77%***   -
                                 1.75%            724     12.265925        8,881       9.45%       18.14%***     -          -
                                 1.80%            583     12.255588        7,145       9.39%       18.09%***     -          -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
        Extra Value ............  0.95%        163,640   15.979082   2,614,817      10.74%***        -              -         -
                                  1.00%         43,692   15.960957     697,366      10.69%***        -              -         -
                                  1.05%          5,856   15.942814      93,361      10.63%***        -              -         -
                                  1.10%          6,106   15.924724      97,236      10.58%***        -              -         -
                                  1.15%          1,591   15.906633      25,307      10.52%***        -              -         -
                                  1.20%          1,272   15.888526      20,210      10.47%***        -              -         -
                                  1.25%            197   14.604374       2,877      10.41%***        -              -         -
                                  1.35%             34   14.575438         496      10.30%***        -              -         -
                                  1.40%            627   14.560973       9,130      10.25%***        -              -         -
                                  1.45%            665   14.546537       9,673      10.19%***        -              -         -
                                  1.50%          2,924   14.532088      42,492      10.14%***        -              -         -
                                  1.55%            339   14.517655       4,921      10.08%***        -              -         -
                                  1.70%            128   14.474409       1,853       9.91%***        -              -         -
Morgan Stanley: UIF - Mid Cap
  Growth Portfolio:
     Tax and non-tax
       qualified ...............  0.95%        108,847    8.634485     939,838     (20.36)%***       -              -         -
                                  1.00%         75,294    8.631598     649,908     (20.40)%***       -              -         -
                                  1.05%         11,969    8.628712     103,277     (20.44)%***       -              -         -
                                  1.10%          6,104    8.625825      52,652     (20.49)%***       -              -         -
                                  1.15%          4,572    8.622944      39,424     (20.53)%***       -              -         -
                                  1.20%        358,904    8.620055   3,093,772     (20.57)%***       -              -         -
                                  1.25%         15,635    8.617166     134,729     (20.62)%***       -              -         -
                                  1.30%         28,091    8.614274     241,984     (20.66)%***       -              -         -
                                  1.35%          2,369    8.611387      20,400     (20.70)%***       -              -         -
                                  1.45%            110    8.605609         947     (20.79)%***       -              -         -
                                  1.50%         54,925    8.602719     472,504     (20.83)%***       -              -         -
                                  1.55%            492    8.599825       4,231     (20.87)%***       -              -         -
                                  1.60%            323    8.596944       2,777     (20.92)%***       -              -         -
                                  1.65%          2,136    8.594047      18,357     (20.96)%***       -              -         -
                                  1.70%            398    8.591151       3,419     (21.00)%***       -              -         -
                                  1.75%            623    8.588260       5,350     (21.05)%***       -              -         -
                                  1.80%          1,769    8.585371      15,188     (21.09)%***       -              -         -
        Extra Value ............  0.95%         65,694   12.628696     829,630     (20.64)%***       -              -         -
                                  1.00%         65,347   12.621058     824,748     (20.68)%***       -              -         -
                                  1.05%          8,617   12.613403     108,690     (20.73)%***       -              -         -
                                  1.10%          1,926   12.605756      24,279     (20.77)%***       -              -         -
                                  1.15%            384   12.598107       4,838     (20.81)%***       -              -         -
                                  1.20%          5,252   12.590455      66,125     (20.86)%***       -              -         -
                                  1.25%            212   12.582807       2,668     (20.90)%***       -              -         -
                                  1.30%            229   12.575160       2,880     (20.94)%***       -              -         -
                                  1.35%             80   12.567519       1,005     (20.99)%***       -              -         -
                                  1.40%          6,673   12.559870      83,812     (21.03)%***       -              -         -
                                  1.45%          1,543   12.552234      19,368     (21.07)%***       -              -         -
                                  1.50%            649   12.544592       8,141     (21.12)%***       -              -         -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.75%            122     12.506378      1,526      (21.33)%***       -          -           -
Morgan Stanley: UIF - U.S.
  Real Estate Portfolio:
     Tax and non-tax
       qualified ..............   0.95%      2,318,276     10.987658  25,472,424      14.75%***        -          -           -
                                  1.00%      1,292,468     10.970158  14,178,578      14.70%***        -          -           -
                                  1.05%        253,822     10.952709   2,780,039      14.64%***        -          -           -
                                  1.10%         38,231     12.601811     481,780      14.59%***        -          -           -
                                  1.15%         14,065     12.587517     177,043      14.54%***        -          -           -
                                  1.20%        717,713     12.974262   9,311,797      14.49%***        -          -           -
                                  1.25%         13,214     12.959009     171,240      14.44%***        -          -           -
                                  1.30%        207,408     12.943746   2,684,636      14.38%***        -          -           -
                                  1.35%         19,957     12.530461     250,070      14.33%***        -          -           -
                                  1.40%         11,941     12.516221     149,456      14.28%***        -          -           -
                                  1.45%          4,423     12.501983      55,296      14.23%***        -          -           -
                                  1.50%          9,076     12.487759     113,339      14.18%***        -          -           -
                                  1.55%          2,042     12.473542      25,471      14.12%***        -          -           -
                                  1.60%          6,281     12.459341      78,257      14.07%***        -          -           -
                                  1.65%            481     12.445148       5,986      14.02%***        -          -           -
                                  1.75%          1,376     11.336655      15,599      13.91%***        -          -           -
                                  1.80%          5,727     11.327088      64,870      13.86%***        -          -           -
        Extra Value ............  0.95%        415,481     12.486344   5,187,839      24.59%***        -          -           -
                                  1.00%        248,471     12.474020   3,099,432      24.53%***        -          -           -
                                  1.05%          8,827     12.461667     109,999      24.47%***        -          -           -
                                  1.10%         58,343     12.449327     726,331      24.41%***        -          -           -
                                  1.15%          3,765     12.437001      46,825      24.35%***        -          -           -
                                  1.20%         15,757     12.424677     195,776      24.28%***        -          -           -
                                  1.25%          3,052     12.412379      37,883      24.22%***        -          -           -
                                  1.30%          1,090     12.400059      13,516      24.16%***        -          -           -
                                  1.35%            391     12.387770       4,844      24.10%***        -          -           -
                                  1.40%          7,954     12.375485      98,435      24.04%***        -          -           -
                                  1.45%          1,019     12.363181      12,598      23.98%***        -          -           -
                                  1.50%          2,698     12.350886      33,323      23.91%***        -          -           -
                                  1.55%            104     12.338621       1,283      23.85%***        -          -           -
                                  1.65%             14     12.314073         172      23.73%***        -          -           -
                                  1.70%            693     12.301819       8,525      23.67%***        -          -           -
                                  1.85%            469     12.265070       5,752      23.48%***        -          -           -
Nationwide SAT -
  Balanced Fund - J.P. Morgan:
     Tax and non-tax
       qualified ...............  0.95%      4,138,035     10.694236  44,253,123      (1.29)%      (0.09)%     7.04%       8.09%***
                                  1.00%      2,446,285     10.677219  26,119,521      (1.34)%      (0.14)%     6.99%       8.04%***

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.05%        526,287    10.660231    5,610,341      (1.39)%      (0.19)%       6.93%     7.99%***
                                  1.10%        156,661    10.498193    1,644,657      (1.44)%      (0.24)%      26.90%***   -
                                  1.15%         47,682    10.486281      500,007      (1.49)%      (0.29)%      26.84%***   -
                                  1.20%        871,418    10.570325    9,211,171      (1.54)%      (0.34)%      23.13%***   -
                                  1.25%         68,148    10.557899      719,500      (1.59)%      (0.39)%      23.07%***   -
                                  1.30%        237,382    10.545461    2,503,303      (1.64)%      (0.44)%      23.02%***   -
                                  1.35%         61,006    10.438746      636,826      (1.69)%      (0.49)%      26.63%***   -
                                  1.40%         33,145    10.426893      345,599      (1.74)%      (0.54)%      26.58%***   -
                                  1.45%          8,969    10.415037       93,412      (1.79)%      (0.59)%      26.52%***   -
                                  1.50%         30,191    10.403190      314,083      (1.84)%      (0.64)%      26.47%***   -
                                  1.55%          4,200    10.391332       43,644      (1.89)%      (0.69)%      26.41%***   -
                                  1.60%          3,402    10.379505       35,311      (1.94)%      (0.75)%      26.36%***   -
                                  1.65%          5,332    10.367680       55,280      (1.99)%      (0.80)%      26.31%***   -
                                  1.70%            340     9.288391        3,158      (2.04)%      (7.79)%***    -          -
                                  1.75%          5,308     9.280546       49,261      (2.09)%      (7.84)%***    -          -
                                  1.80%            190     9.272721        1,762      (2.14)%      (7.89)%***    -          -
        Extra Value ............  0.95%        442,589    10.428050    4,615,340      (1.65)%***    -            -          -
                                  1.00%        469,137    10.416199    4,886,624      (1.70)%***    -            -          -
                                  1.05%         61,043    10.404344      635,112      (1.75)%***    -            -          -
                                  1.10%        103,302    10.392519    1,073,568      (1.80)%***    -            -          -
                                  1.15%         36,339    10.380700      377,224      (1.85)%***    -            -          -
                                  1.20%         21,002    10.368880      217,767      (1.90)%***    -            -          -
                                  1.25%          7,636     9.694005       74,023      (1.95)%***    -            -          -
                                  1.30%          1,182     9.684406       11,447      (2.00)%***    -            -          -
                                  1.35%          1,365     9.674767       13,206      (2.05)%***    -            -          -
                                  1.40%         20,784     9.665171      200,881      (2.10)%***    -            -          -
                                  1.45%          7,049     9.655579       68,062      (2.15)%***    -            -          -
                                  1.50%          8,305     9.645974       80,110      (2.19)%***    -            -          -
                                  1.55%         11,727     9.636383      113,006      (2.24)%***    -            -          -
                                  1.65%          3,217     9.617195       30,939      (2.34)%***    -            -          -
                                  1.70%            209     9.607615        2,008      (2.39)%***    -            -          -
                                  1.75%          1,342     9.598052       12,881      (2.44)%***    -            -          -
Nationwide SAT - Capital
  Appreciation Fund:
     Tax and non-tax
       qualified ...............  0.95%     11,687,404    10.049026  117,447,027     (27.23)%       3.29%       28.73%     23.87%***
                                  1.00%      6,688,260    10.033034   67,103,540     (27.26)%       3.23%       28.67%     23.82%***
                                  1.05%      1,133,208    10.017067   11,351,420     (27.30)%       3.18%       28.60%     23.77%***
                                  1.10%        454,667     9.321861    4,238,343     (27.34)%       3.13%       96.85%***   -
                                  1.15%        180,771     9.311292    1,683,212     (27.37)%       3.08%       96.79%***   -
                                  1.20%      1,262,244     9.268169   11,698,691     (27.41)%       3.03%       71.64%***   -
                                  1.25%        164,322     9.257262    1,521,172     (27.45)%       2.97%       71.58%***   -
                                  1.30%        573,406     9.246358    5,301,917     (27.48)%       2.92%       71.52%***   -
                                  1.35%         73,093     9.269045      677,502     (27.52)%       2.87%       96.54%***   -
                                  1.40%         68,136     9.258498      630,837     (27.56)%       2.82%       96.48%***   -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.45%         26,761   9.247972       247,485     (27.59)%       2.77%        96.42%***   -
                                  1.50%         48,929   9.237443       451,979     (27.63)%       2.71%        96.36%***   -
                                  1.55%         11,462   9.226923       105,759     (27.67)%       2.66%        96.30%***   -
                                  1.65%         31,847   9.205900       293,180     (27.74)%       2.56%        96.17%***   -
                                  1.70%          2,474   7.011148        17,346     (27.78)%      (4.39)%***     -          -
                                  1.75%          2,716   7.005239        19,026     (27.81)%      (4.44)%***     -          -
                                  1.80%          3,523   6.999319        24,659     (27.85)%      (4.49)%***     -          -
        Extra Value ............  0.95%        492,789   9.257800     4,562,142     (27.41)%***    -             -          -
                                  1.00%        376,453   9.247271     3,481,163     (27.44)%***    -             -          -
                                  1.05%         24,653   9.236751       227,714     (27.48)%***    -             -          -
                                  1.10%         45,132   9.226246       416,399     (27.52)%***    -             -          -
                                  1.15%          7,849   9.215746        72,334     (27.56)%***    -             -          -
                                  1.20%         19,498   9.205231       179,484     (27.59)%***    -             -          -
                                  1.25%         28,552   7.416323       211,751     (27.63)%***    -             -          -
                                  1.30%            741   7.408952         5,490     (27.67)%***    -             -          -
                                  1.35%            259   7.401596         1,917     (27.70)%***    -             -          -
                                  1.40%          7,357   7.394235        54,399     (27.74)%***    -             -          -
                                  1.45%          1,779   7.386879        13,141     (27.78)%***    -             -          -
                                  1.50%            259   7.379521         1,911     (27.82)%***    -             -          -
                                  1.55%          1,021   7.372182         7,527     (27.85)%***    -             -          -
                                  1.65%          2,275   7.357505        16,738     (27.93)%***    -             -          -
                                  1.70%            899   7.350153         6,608     (27.97)%***    -             -          -
                                  1.80%            155   7.335508         1,137     (28.04)%***    -             -          -
                                  1.90%            113   7.320856           827     (28.11)%***    -             -          -
Nationwide SAT - Emerging Markets
  Fund - Gartmore:
     Tax and non-tax
       qualified ...............  0.95%          4,777   8.692251        41,523     (52.49)%***    -             -          -
                                  1.00%          1,886   8.691194        16,392     (52.53)%***    -             -          -
                                  1.20%          1,816   8.686950        15,776     (52.70)%***    -             -          -
                                  1.30%            194   8.684823         1,685     (52.79)%***    -             -          -
        Extra Value               0.95%          3,923   7.479489        29,342     (52.97)%***    -             -          -
                                  1.40%             20   7.468170           149     (53.35)%***    -             -          -
Nationwide SAT - Equity Income
  Fund - Federated:
     Tax and non-tax
       qualified ...............  0.95%      1,349,271  12.041215    16,246,862     (11.47)%      17.37%        14.04%     10.01%***
                                  1.00%      1,027,331  12.022088    12,350,664     (11.51)%      17.31%        13.98%      9.96%***
                                  1.05%        195,943  12.002951     2,351,894     (11.56)%      17.25%        13.93%      9.91%***
                                  1.10%         25,845  12.271980       317,169     (11.60)%      17.19%        73.30%***   -
                                  1.15%         24,922  12.258057       305,495     (11.64)%      17.13%        73.24%***   -
                                  1.20%        439,625  12.331560     5,421,262     (11.69)%      17.07%        57.72%***   -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.25%         21,520    12.317063       265,063     (11.73)%      17.01%       57.66%***    -
                                  1.30%        145,035    12.302565     1,784,303     (11.78)%      16.95%       57.60%***    -
                                  1.35%         20,896    12.202501       254,983     (11.82)%      16.89%       73.00%***    -
                                  1.40%          7,896    12.188636        96,241     (11.87)%      16.83%       72.94%***    -
                                  1.45%         11,477    12.174767       139,730     (11.91)%      16.77%       72.88%***    -
                                  1.50%         14,725    12.160926       179,070     (11.96)%      16.71%       72.83%***    -
                                  1.55%          2,210    12.147081        26,845     (12.00)%      16.65%       72.77%***    -
                                  1.60%          3,942    12.133258        47,829     (12.04)%      16.60%       72.71%***    -
                                  1.65%         13,049    12.119427       158,146     (12.09)%      16.54%       72.65%***    -
                                  1.70%         50,938     9.471062       482,437     (12.13)%      11.71%***     -           -
                                  1.75%          3,808     9.463069        36,035     (12.18)%      11.65%***     -           -
                                  1.80%             12     9.455077           113     (12.22)%      11.60%***     -           -
        Extra Value ............  0.95%        337,971    12.197466     4,122,390     (14.89)%***    -            -           -
                                  1.00%        303,538    12.183617     3,698,191     (14.94)%***    -            -           -
                                  1.05%         73,598    12.169785       895,672     (14.98)%***    -            -           -
                                  1.10%         91,737    12.155951     1,115,150     (15.02)%***    -            -           -
                                  1.15%         34,836    12.142125       422,983     (15.07)%***    -            -           -
                                  1.20%          9,076    12.128301       110,076     (15.11)%***    -            -           -
                                  1.25%         17,979    10.143007       182,361     (15.15)%***    -            -           -
                                  1.30%            480    10.132945         4,864     (15.19)%***    -            -           -
                                  1.35%            474    10.122906         4,798     (15.24)%***    -            -           -
                                  1.40%          8,491    10.112844        85,868     (15.28)%***    -            -           -
                                  1.45%            393    10.102797         3,970     (15.32)%***    -            -           -
                                  1.50%         10,061    10.092770       101,543     (15.37)%***    -            -           -
                                  1.55%          5,842    10.082728        58,903     (15.41)%***    -            -           -
                                  1.65%          1,173    10.062671        11,804     (15.50)%***    -            -           -
                                  1.75%             87    10.042633           874     (15.58)%***    -            -           -
                                  1.80%             91    10.032626           913     (15.63)%***    -            -           -
Nationwide NSAT - Global
  Technology & Communications
  Fund - Gartmore:
     Tax and non-tax
       qualified ..............   0.95%        273,699     6.003728     1,643,214    (160.40)%***    -            -           -
                                  1.00%        265,717     6.002991     1,595,097    (160.43)%***    -            -           -
                                  1.05%          1,607     6.002258         9,646    (160.46)%***    -            -           -
                                  1.10%         22,419     6.001519       134,548    (160.49)%***    -            -           -
                                  1.15%          8,135     6.000784        48,816    (160.52)%***    -            -           -
                                  1.20%         53,499     6.000048       320,997    (160.55)%***    -            -           -
                                  1.25%          3,541     5.999315        21,244    (160.58)%***    -            -           -
                                  1.30%          9,572     5.998573        57,418    (160.61)%***    -            -           -
                                  1.35%             44     5.997839           264    (160.64)%***    -            -           -
                                  1.40%          2,291     5.997100        13,739    (160.67)%***    -            -           -
                                  1.45%          6,270     5.996363        37,597    (160.70)%***    -            -           -
                                  1.50%          8,691     5.995625        52,108    (160.73)%***    -            -           -
                                  1.55%         10,845     5.994889        65,015    (160.75)%***    -            -           -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
        Extra Value ............  0.95%        150,096    7.452322     1,118,564    (160.68)%***    -           -           -
                                  1.00%         41,154    7.450445       306,616    (160.71)%***    -           -           -
                                  1.05%          8,273    7.448563        61,622    (160.74)%***    -           -           -
                                  1.10%          2,167    7.446685        16,137    (160.77)%***    -           -           -
                                  1.15%          2,841    7.444802        21,151    (160.80)%***    -           -           -
                                  1.20%          1,064    7.442921         7,919    (160.83)%***    -           -           -
                                  1.25%            616    7.441041         4,584    (160.86)%***    -           -           -
                                  1.35%            190    7.437274         1,413    (160.91)%***    -           -           -
                                  1.40%             24    7.435396           178    (160.94)%***    -           -           -
                                  1.70%            324    7.424084         2,405    (161.12)%***    -           -           -
Nationwide SAT - Government
  Bond Fund:
        Tax and non-tax
          qualified ............  0.95%     12,064,797   11.797971   142,340,125      11.48%       (3.28)%      7.87%       8.86%***
                                  1.00%      7,809,275   11.779202    91,987,028      11.42%       (3.32)%      7.82%       8.81%***
                                  1.05%      1,786,299   11.760452    21,007,684      11.36%       (3.37)%      7.77%       8.76%***
                                  1.10%        349,839   10.591943     3,705,475      11.31%       (3.42)%     (5.83)%***   -
                                  1.15%        127,474   10.579941     1,348,667      11.25%       (3.47)%     (5.88)%***   -
                                  1.20%      3,435,916   10.914977    37,502,944      11.20%       (3.52)%      5.21%***    -
                                  1.25%        155,866   10.902126     1,699,271      11.14%       (3.57)%      5.16%***    -
                                  1.30%      1,050,041   10.889287    11,434,198      11.08%       (3.62)%      5.11%***    -
                                  1.35%        118,561   10.531983     1,248,682      11.03%       (3.67)%     (6.08)%***   -
                                  1.40%         59,851   10.519995       629,632      10.97%       (3.71)%     (6.13)%***   -
                                  1.45%         47,475   10.508016       498,868      10.92%       (3.76)%     (6.18)%***   -
                                  1.50%         82,724   10.496056       868,276      10.86%       (3.81)%     (6.23)%***   -
                                  1.55%          6,012   10.484119        63,031      10.80%       (3.86)%     (6.28)%***   -
                                  1.60%          1,254   10.472185        13,132      10.75%       (3.91)%     (6.33)%***   -
                                  1.65%         37,365   10.460250       390,847      10.69%       (3.96)%     (6.38)%***   -
                                  1.70%          2,908   10.770572        31,321      10.64%       (3.98)%***   -           -
                                  1.75%          7,540   10.761486        81,142      10.58%       (4.03)%***   -           -
                                  1.80%          2,594   10.752417        27,892      10.52%       (4.08)%***   -           -
        Extra Value ............  0.95%      1,521,796   10.521193    16,011,109      12.13%***     -           -           -
                                  1.00%        871,783   10.509221     9,161,760      12.08%***     -           -           -
                                  1.05%        177,392   10.497270     1,862,132      12.02%***     -           -           -
                                  1.10%        179,761   10.485342     1,884,856      11.96%***     -           -           -
                                  1.15%         40,052   10.473415       419,481      11.91%***     -           -           -
                                  1.20%         43,110   10.461478       450,994      11.85%***     -           -           -
                                  1.25%         28,877   10.628978       306,933      11.80%***     -           -           -
                                  1.30%          3,614   10.618443        38,375      11.74%***     -           -           -
                                  1.35%          1,274   10.607887        13,514      11.68%***     -           -           -
                                  1.40%         17,109   10.597350       181,310      11.63%***     -           -           -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.45%          9,617    10.586836       101,814      11.57%***    -           -           -
                                  1.50%         26,795    10.576306       283,392      11.52%***    -           -           -
                                  1.55%            678    10.565781         7,164      11.46%***    -           -           -
                                  1.60%          6,132    10.555277        64,725      11.41%***    -           -           -
                                  1.65%          5,047    10.544757        53,219      11.35%***    -           -           -
                                  1.70%             20    10.534255           211      11.29%***    -           -           -
                                  1.80%            114    10.513271         1,199      11.18%***    -           -           -
Nationwide SAT - Growth Focus
  Fund - Turner:
     Tax and non-tax
       qualified ...............  0.95%        115,377     6.329633       730,294    (147.32)%***   -           -           -
                                  1.00%         84,415     6.328858       534,251    (147.35)%***   -           -           -
                                  1.05%            688     6.328083         4,354    (147.38)%***   -           -           -
                                  1.10%          2,690     6.327305        17,020    (147.41)%***   -           -           -
                                  1.15%          7,446     6.326526        47,107    (147.44)%***   -           -           -
                                  1.20%          7,738     6.325751        48,949    (147.47)%***   -           -           -
                                  1.25%          1,633     6.324975        10,329    (147.51)%***   -           -           -
                                  1.30%          1,618     6.324196        10,233    (147.54)%***   -           -           -
                                  1.35%          3,951     6.323419        24,984    (147.57)%***   -           -           -
                                  1.40%            111     6.322639           702    (147.60)%***   -           -           -
                                  1.45%          3,800     6.321864        24,023    (147.63)%***   -           -           -
                                  1.50%            399     6.321085         2,522    (147.66)%***   -           -           -
        Extra Value ............  0.95%         65,308     5.925979       387,014    (147.69)%***   -           -           -
                                  1.00%          1,409     5.924475         8,348    (147.72)%***   -           -           -
                                  1.05%          2,313     5.922978        13,700    (147.75)%***   -           -           -
                                  1.10%          1,350     5.921476         7,994    (147.78)%***   -           -           -
                                  1.15%          1,416     5.919980         8,383    (147.82)%***   -           -           -
                                  1.20%            384     5.918477         2,273    (147.85)%***   -           -           -
                                  1.25%            149     5.916979           882    (147.88)%***   -           -           -
                                  1.40%             15     5.912474            89    (147.97)%***   -           -           -
Nationwide SAT - High Income
  Bond Fund - Federated:
     Tax and non-tax
       qualified ...............  0.95%      2,338,128     9.938283    23,236,978      (9.14)%      2.21%       4.79%      13.16%***
                                  1.00%      1,480,361     9.922475    14,688,845      (9.19)%      2.16%       4.74%      13.10%***
                                  1.05%        458,389     9.906674     4,541,110      (9.23)%      2.11%       4.69%      13.05%***
                                  1.10%         36,518     9.573036       349,588      (9.28)%      2.06%      13.49%***    -
                                  1.15%         20,663     9.562175       197,583      (9.33)%      2.00%      13.44%***    -
                                  1.20%        487,952     9.755865     4,760,394      (9.37)%      1.95%      16.72%***    -
                                  1.25%         23,638     9.744373       230,337      (9.42)%      1.90%      16.67%***    -
                                  1.30%        137,722     9.732895     1,340,434      (9.46)%      1.85%      16.62%***    -
                                  1.35%         38,690     9.518824       368,283      (9.51)%      1.80%      13.23%***    -
                                  1.40%         15,984     9.507993       151,976      (9.55)%      1.75%      13.18%***    -
                                  1.45%          3,331     9.497186        31,635      (9.60)%      1.69%      13.13%***    -
                                  1.50%         19,650     9.486372       186,407      (9.65)%      1.64%      13.08%***    -
                                  1.55%          3,616     9.475563        34,264      (9.69)%      1.59%      13.02%***    -

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                 1.60%            596      9.464778       5,641      (9.74)%       1.54%       12.97%***   -
                                 1.65%          3,734      9.453988      35,301      (9.78)%       1.49%       12.92%***   -
                                 1.70%            258      8.725646       2,251      (9.83)%      (4.86)%***    -          -
                                 1.75%          1,655      8.718281      14,429      (9.87)%      (4.91)%***    -          -
                                 1.80%            789      8.710943       6,873      (9.92)%      (4.96)%***    -          -
        Extra Value ...........  0.95%        281,342      9.508186   2,675,052      (8.70)%***    -            -          -
                                 1.00%        103,771      9.497374     985,552      (8.74)%***    -            -          -
                                 1.05%         41,890      9.486588     397,393      (8.79)%***    -            -          -
                                 1.10%         45,488      9.475782     431,034      (8.83)%***    -            -          -
                                 1.15%         33,224      9.464990     314,465      (8.88)%***    -            -          -
                                 1.20%         13,700      9.454222     129,523      (8.93)%***    -            -          -
                                 1.25%          4,991      9.117076      45,503      (8.97)%***    -            -          -
                                 1.30%            683      9.108029       6,221      (9.02)%***    -            -          -
                                 1.35%            768      9.098990       6,988      (9.06)%***    -            -          -
                                 1.40%          5,547      9.089938      50,422      (9.11)%***    -            -          -
                                 1.45%          3,041      9.080912      27,615      (9.16)%***    -            -          -
                                 1.50%            481      9.071884       4,364      (9.20)%***    -            -          -
                                 1.55%            572      9.062865       5,184      (9.25)%***    -            -          -
                                 1.65%            399      9.044819       3,609      (9.34)%***    -            -          -
                                 1.80%            230      9.017797       2,074      (9.48)%***    -            -          -
Nationwide NSAT - International
  Growth Fund - Gartmore:
     Tax and non-tax
       qualified ...............  0.95%        21,032      9.228501     194,094     (30.97)%***    -            -          -
                                  1.00%        11,687      9.227382     107,840     (31.01)%***    -            -          -
                                  1.05%         1,924      9.226253      17,751     (31.06)%***    -            -          -
                                  1.10%           750      9.225133       6,919     (31.10)%***    -            -          -
                                  1.15%           246      9.224008       2,269     (31.15)%***    -            -          -
                                  1.20%         4,952      9.222891      45,672     (31.19)%***    -            -          -
                                  1.25%            84      9.221767         775     (31.24)%***    -            -          -
                                  1.35%           329      9.219512       3,033     (31.33)%***    -            -          -
                                  1.45%           302      9.217263       2,784     (31.42)%***    -            -          -
        Extra Value ............  0.95%         2,317      8.588399      19,899     (31.43)%***    -            -          -
                                  1.00%           248      8.586962       2,130     (31.47)%***    -            -          -
                                  1.40%            31      8.575444         266     (31.83)%***    -            -          -
Nationwide SAT - Mid Cap Index
  fund - Dreyfus:
     Tax and non-tax
       qualified ...............  0.95%     1,946,949     14.925432  29,059,055      14.12%       19.77%        9.76%     (3.15)%***
                                  1.00%     1,028,703     14.901697  15,329,420      14.06%       19.71%        9.70%     (3.20)%***
                                  1.05%       211,846     14.877970   3,151,838      14.00%       19.65%        9.64%     (3.25)%***
                                  1.10%        68,310     16.698444  1,140,671      13.95%       19.59%       89.48%***   -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.15%         22,166   16.679519       369,718     13.89%        19.53%      89.42%***    -
                                  1.20%        721,507   16.670157    12,027,635     13.83%        19.47%      67.59%***    -
                                  1.25%         38,315   16.650563       637,966     13.77%        19.41%      67.53%***    -
                                  1.30%        192,526   16.630966     3,201,893     13.72%        19.35%      67.47%***    -
                                  1.35%         36,362   16.603938       603,752     13.66%        19.29%      89.17%***    -
                                  1.40%         16,625   16.585077       275,727     13.60%        19.23%      89.11%***    -
                                  1.45%          7,090   16.566203       117,454     13.55%        19.17%      89.05%***    -
                                  1.50%         15,949   16.547367       263,914     13.49%        19.11%      88.99%***    -
                                  1.55%          4,409   16.528554        72,874     13.43%        19.05%      88.93%***    -
                                  1.60%            335   16.509731         5,531     13.37%        18.99%      88.87%***    -
                                  1.65%          7,992   16.490935       131,796     13.32%        18.93%      88.81%***    -
                                  1.70%          3,656   12.965645        47,402     13.26%        21.76%***    -           -
                                  1.75%          1,998   12.954698        25,883     13.20%        21.70%***    -           -
                                  1.80%          1,823   12.943788        23,597     13.14%        21.65%***    -           -
        Extra Value ............  0.95%        589,632   16.604295     9,790,424     12.36%***      -           -           -
                                  1.00%        566,544   16.585430     9,396,376     12.31%***      -           -           -
                                  1.05%         47,830   16.566592       792,380     12.25%***      -           -           -
                                  1.10%         63,485   16.547780     1,050,536     12.19%***      -           -           -
                                  1.15%         30,588   16.528970       505,588     12.14%***      -           -           -
                                  1.20%         18,778   16.510158       310,028     12.08%***      -           -           -
                                  1.25%         14,853   13.389901       198,880     12.03%***      -           -           -
                                  1.30%          1,227   13.376641        16,413     11.97%***      -           -           -
                                  1.35%          2,516   13.363375        33,622     11.91%***      -           -           -
                                  1.40%          5,958   13.350095        79,540     11.86%***      -           -           -
                                  1.45%          8,380   13.336857       111,763     11.80%***      -           -           -
                                  1.50%          2,237   13.323595        29,805     11.75%***      -           -           -
                                  1.55%          1,359   13.310362        18,089     11.69%***      -           -           -
                                  1.60%            663   13.297147         8,816     11.63%***      -           -           -
                                  1.65%          1,624   13.283898        21,573     11.58%***      -           -           -
                                  1.70%            897   13.270679        11,904     11.52%***      -           -           -
                                  1.75%          1,955   13.257459        25,918     11.47%***      -           -           -
                                  1.80%             70   13.244257           927     11.41%***      -           -           -
                                  1.90%             77   13.217852         1,018     11.30%***      -           -           -
Nationwide SAT - Money Market
  Fund:
     Tax and non-tax
       qualified ...............  0.95%     16,687,257   11.457292   191,190,776      5.02%         3.85%       4.27%       4.37%***
                                  1.00%      8,697,988   11.439024    99,496,493      4.97%         3.80%       4.22%       4.32%***
                                  1.05%      1,776,128   11.420765    20,284,740      4.92%         3.75%       4.17%       4.27%***
                                  1.10%        437,879   10.978256     4,807,148      4.87%         3.69%       3.76%***    -
                                  1.15%        122,310   10.965798     1,341,227      4.81%         3.64%       3.71%***    -
                                  1.20%     25,353,338   10.989031   278,608,617      4.76%         3.59%       3.74%***    -
                                  1.25%        493,431   10.976083     5,415,940      4.71%         3.54%       3.69%***    -
                                  1.30%      5,331,546   10.963142    58,450,496      4.66%         3.49%       3.64%***    -
                                  1.35%        287,070   10.916008     3,133,658      4.60%         3.43%       3.51%***    -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.40%       84,088    10.903584       916,861       4.55%      3.38%         3.46%***    -
                                  1.45%       65,728    10.891167       715,855       4.50%      3.33%         3.41%***    -
                                  1.50%      323,878    10.878760     3,523,391       4.44%      3.28%         3.36%***    -
                                  1.55%       10,269    10.866357       111,587       4.39%      3.22%         3.31%***    -
                                  1.60%        5,002    10.853962        54,292       4.34%      3.17%         3.26%***    -
                                  1.65%       91,744    10.841575       994,649       4.29%      3.12%         3.20%***    -
                                  1.70%        7,424    10.641677        79,004       4.23%      3.11%***      -           -
                                  1.75%        3,093    10.632658        32,887       4.18%      3.06%***      -           -
                                  1.80%        5,331    10.623647        56,635       4.13%      3.01%***      -           -
                                  1.90%        9,076    10.605632        96,257       4.02%      2.90%***      -           -
        Extra Value ............  0.95%    6,246,799    10.907908    68,139,509       4.57%      -             -           -
                                  1.00%    3,075,738    10.895499    33,511,700       4.52%      -             -           -
                                  1.05%      413,491    10.883097     4,500,063       4.47%      -             -           -
                                  1.10%      467,289    10.870702     5,079,759       4.42%      -             -           -
                                  1.15%       69,372    10.858317       753,263       4.36%      -             -           -
                                  1.20%      167,322    10.845938     1,814,764       4.31%      -             -           -
                                  1.25%       25,207    10.775615       271,621       4.26%      -             -           -
                                  1.30%       25,416    10.764235       273,584       4.21%      -             -           -
                                  1.35%       11,031    10.752859       118,615       4.15%      -             -           -
                                  1.40%       63,000    10.741487       676,714       4.10%      -             -           -
                                  1.45%       47,092    10.730125       505,303       4.05%      -             -           -
                                  1.50%       54,546    10.718766       584,666       3.99%      -             -           -
                                  1.55%      104,628    10.707419     1,120,296       3.94%      -             -           -
                                  1.60%       27,962    10.696075       299,084       3.89%      -             -           -
                                  1.65%       14,152    10.684738       151,210       3.84%      -             -           -
                                  1.70%       15,186    10.673409       162,086       3.78%      -             -           -
                                  1.75%       12,873    10.662080       137,253       3.73%      -             -           -
                                  1.80%        1,199    10.650763        12,770       3.68%      -             -           -
Nationwide SAT - Multi Sector
  Bond Fund:
        Tax and non-tax
          qualified ............  0.95%    3,659,345    10.793620    39,497,579       4.66%      0.59%         1.63%       5.50%***
                                  1.00%    1,920,070    10.776464    20,691,565       4.60%      0.54%         1.58%       5.45%***
                                  1.05%      531,806    10.759314     5,721,868       4.55%      0.49%         1.52%       5.40%***
                                  1.10%       35,187    10.753649       378,389       4.50%      0.44%         9.76%***    -
                                  1.15%       23,570    10.741462       253,176       4.45%      0.39%         9.71%***    -
                                  1.20%      930,439    10.972282    10,209,039       4.39%      0.34%        14.23%***    -
                                  1.25%       38,859    10.959378       425,870       4.34%      0.29%        14.18%***    -
                                  1.30%      295,215    10.946464     3,231,560       4.29%      0.24%        14.12%***    -
                                  1.35%       60,710    10.692772       649,158       4.24%      0.18%         9.50%***    -
                                  1.40%        7,831    10.680606        83,640       4.18%      0.13%         9.45%***    -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.45%         15,148    10.668471       161,606     4.13%        0.08%        9.40%***    -
                                  1.50%         22,642    10.656316       241,280     4.08%        0.03%        9.35%***    -
                                  1.55%            988    10.644186        10,516     4.03%       (0.02)%       9.30%***    -
                                  1.65%          7,738    10.619936        82,177     3.92%       (0.12)%       9.19%***    -
                                  1.70%            262    10.280419         2,693     3.87%       (1.54)%***    -           -
                                  1.75%          4,445    10.271747        45,658     3.82%       (1.59)%***    -           -
        Extra Value ............  0.95%        629,913    10.683001     6,729,361     5.23%***     -            -           -
                                  1.00%        319,931    10.670861     3,413,939     5.18%***     -            -           -
                                  1.05%         80,072    10.658729       853,466     5.13%***     -            -           -
                                  1.10%         45,904    10.646593       488,721     5.07%***     -            -           -
                                  1.15%         36,389    10.634492       386,979     5.02%***     -            -           -
                                  1.20%         28,227    10.622378       299,838     4.97%***     -            -           -
                                  1.25%         19,857    10.485523       208,211     4.92%***     -            -           -
                                  1.30%          4,897    10.475116        51,297     4.86%***     -            -           -
                                  1.35%          3,692    10.464729        38,636     4.81%***     -            -           -
                                  1.40%         10,822    10.454333       113,137     4.76%***     -            -           -
                                  1.50%          5,401    10.433555        56,352     4.65%***     -            -           -
                                  1.55%          1,495    10.423186        15,583     4.60%***     -            -           -
                                  1.65%            391    10.402441         4,067     4.49%***     -            -           -
                                  1.70%            224    10.392077         2,328     4.44%***     -            -           -
                                  1.80%            112    10.371388         1,162     4.34%***     -            -           -
Nationwide SAT - Nationwide
  Global 50 Fund:
     Tax and non-tax
       qualified ...............  0.95%      1,556,485    12.606419    19,621,702   (13.15)%      21.76%       18.01%       6.33%***
                                  1.00%        782,047    12.586381     9,843,142   (13.19)%      21.70%       17.95%       6.28%***
                                  1.05%        176,364    12.566361     2,216,254   (13.24)%      21.63%       17.89%       6.23%***
                                  1.10%         44,680    12.874957       575,253   (13.28)%      21.57%       87.83%***    -
                                  1.15%         15,046    12.860372       193,497   (13.32)%      21.51%       87.77%***    -
                                  1.20%        396,824    12.359900     4,904,705   (13.37)%      21.45%       52.31%***    -
                                  1.25%         43,117    12.345376       532,296   (13.41)%      21.39%       52.25%***    -
                                  1.30%        214,656    12.330829     2,646,886   (13.46)%      21.33%       52.20%***    -
                                  1.35%         20,773    12.802092       265,938   (13.50)%      21.27%       87.52%***    -
                                  1.40%          3,150    12.787543        40,281   (13.54)%      21.20%       87.46%***    -
                                  1.45%          1,550    12.773009        19,798   (13.59)%      21.14%       87.40%***    -
                                  1.50%          7,453    12.758477        95,089   (13.63)%      21.08%       87.34%***    -
                                  1.55%          2,626    12.743972        33,466   (13.67)%      21.02%       87.28%***    -
                                  1.60%            604    12.729459         7,689   (13.72)%      20.96%       87.22%***    -
                                  1.65%          8,267    12.714940       105,114   (13.76)%      20.90%       87.16%***    -
                                  1.70%          1,182     9.638561        11,393   (13.80)%      17.77%***     -           -
                                  1.80%         13,871     9.622318       133,471   (13.89)%      17.66%***     -           -
        Extra Value ............  0.95%        135,932    12.796444     1,739,446   (12.45)%***    -            -           -
                                  1.00%         75,748    12.781911       968,204   (12.49)%***    -            -           -
                                  1.05%          5,179    12.767397        66,122   (12.54)%***    -            -           -
                                  1.10%         21,939    12.752885       279,786   (12.58)%***    -            -           -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.15%          5,120   12.738390        65,221    (12.62)%***       -            -           -
                                  1.20%          6,861   12.723887        87,299    (12.67)%***       -            -           -
                                  1.25%          1,804   10.350894        18,673    (12.71)%***       -            -           -
                                  1.30%            354   10.340635         3,661    (12.76)%***       -            -           -
                                  1.35%          1,250   10.330371        12,913    (12.80)%***       -            -           -
                                  1.40%          8,320   10.320116        85,863    (12.85)%***       -            -           -
                                  1.45%            929   10.309861         9,578    (12.89)%***       -            -           -
                                  1.50%            261   10.299633         2,688    (12.93)%***       -            -           -
                                  1.55%            382   10.289384         3,931    (12.98)%***       -            -           -
                                  1.65%            713   10.268906         7,322    (13.07)%***       -            -           -
                                  1.75%            238   10.248467         2,439    (13.16)%***       -            -           -
                                  1.80%             79   10.238256           809    (13.20)%***       -            -           -
                                  1.90%            111   10.217840         1,134    (13.29)%***       -            -           -
Nationwide SAT - Nationwide
  Small Cap Growth Fund:
     Tax and non-tax
       qualified ...............  0.95%      1,026,407   16.916678    17,363,397    (16.96)%        155.91%***     -           -
                                  1.00%        631,683   16.902529    10,677,040    (17.00)%        155.81%***     -           -
                                  1.05%        105,996   16.888400     1,790,103    (17.05)%        155.70%***     -           -
                                  1.10%         56,584   16.874259       954,813    (17.09)%        155.60%***     -           -
                                  1.15%         23,281   16.860140       392,521    (17.13)%        155.50%***     -           -
                                  1.20%        568,318   16.846010     9,573,891    (17.17)%        155.40%***     -           -
                                  1.25%         35,104   16.831886       590,867    (17.21)%        155.29%***     -           -
                                  1.30%        175,053   16.817775     2,944,002    (17.26)%        155.19%***     -           -
                                  1.35%         30,873   16.803658       518,779    (17.30)%        155.09%***     -           -
                                  1.40%          8,808   16.789563       147,882    (17.34)%        154.99%***     -           -
                                  1.45%         12,922   16.775454       216,772    (17.38)%        154.89%***     -           -
                                  1.50%         26,552   16.761357       445,048    (17.42)%        154.78%***     -           -
                                  1.55%         10,978   16.747262       183,851    (17.46)%        154.68%***     -           -
                                  1.60%            615   16.733188        10,291    (17.51)%        154.58%***     -           -
                                  1.65%          6,308   16.719097       105,464    (17.55)%        154.48%***     -           -
                                  1.70%            139   16.705019         2,322    (17.59)%        154.37%***     -           -
                                  1.75%         16,670   16.690944       278,238    (17.63)%        154.27%***     -           -
                                  1.80%          7,580   16.676873       126,411    (17.67)%        154.17%***     -           -
                                  2.00%             59   16.620645           981    (17.84)%        153.76%***     -           -
        Extra Value ............  0.95%        569,339   16.831336     9,582,736    (23.11)%***       -            -           -
                                  1.00%        446,178   16.817252     7,503,488    (23.14)%***       -            -           -
                                  1.05%         45,027   16.803160       756,596    (23.18)%***       -            -           -
                                  1.10%         98,130   16.789058     1,647,510    (23.22)%***       -            -           -
                                  1.15%         52,937   16.774984       888,017    (23.26)%***       -            -           -
                                  1.20%         18,242   16.760904       305,752    (23.30)%***       -            -           -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.25%         17,435   16.746817     291,981    (23.34)%***      -            -          -
                                  1.30%            809   16.732740      13,537    (23.38)%***      -            -          -
                                  1.35%          1,191   16.718668      19,912    (23.42)%***      -            -          -
                                  1.40%         15,375   16.704618     256,834    (23.46)%***      -            -          -
                                  1.45%          6,654   16.690547     111,059    (23.50)%***      -            -          -
                                  1.50%          4,291   16.676507      71,559    (23.54)%***      -            -          -
                                  1.55%          6,021   16.662458     100,325    (23.58)%***      -            -          -
                                  1.60%          4,022   16.648407      66,960    (23.62)%***      -            -          -
                                  1.65%          1,837   16.634392      30,557    (23.65)%***      -            -          -
                                  1.70%          2,195   16.620337      36,482    (23.69)%***      -            -          -
                                  1.75%          1,495   16.606309      24,826    (23.73)%***      -            -          -
                                  1.85%             86   16.578264       1,426    (23.81)%***      -            -          -
                                  1.90%             28   16.564252         464    (23.85)%***      -            -          -
                                  1.95%             53   16.550232         877    (23.89)%***      -            -          -
Nationwide SAT - Nationwide
  Small Cap Growth Fund:
     Initial Deposit Funding ...     -         100,000   17.186295   1,718,630    (16.96)%       155.91%***     -          -

Nationwide SAT - Nationwide
  Small Cap Value Fund:
     Tax and non-tax
       qualified ...............  0.95%      4,814,143   13.155704  63,333,440     10.15%         26.62%       (3.99)%   (10.90)%***
                                  1.00%      2,176,352   13.134786  28,585,918     10.09%         26.56%       (4.03)%   (10.95)%***
                                  1.05%        487,437   13.113877   6,392,189     10.04%         26.50%       (4.08)%   (11.00)%***
                                  1.10%        102,797   18.027390   1,853,162      9.98%         26.43%      117.69%***   -
                                  1.15%         30,134   18.006956     542,622      9.93%         26.37%      117.62%***   -
                                  1.20%        862,874   17.466310  15,071,225      9.87%         26.30%       77.43%***   -
                                  1.25%         34,587   17.445777     603,397      9.82%         26.24%       77.36%***   -
                                  1.30%        204,956   17.425261   3,571,412      9.76%         26.18%       77.30%***   -
                                  1.35%         32,546   17.925387     583,400      9.71%         26.11%      117.36%***   -
                                  1.40%         11,148   17.905028     199,605      9.65%         26.05%      117.30%***   -
                                  1.45%         12,587   17.884672     225,114      9.60%         25.98%      117.24%***   -
                                  1.50%         34,245   17.864340     611,764      9.54%         25.92%      117.17%***   -
                                  1.55%         14,174   17.844017     252,921      9.49%         25.86%      117.11%***   -
                                  1.60%            764   17.823704      13,617      9.43%         25.79%      117.04%***   -
                                  1.65%          5,027   17.803398      89,498      9.37%         25.73%      116.98%***   -
                                  1.70%          1,272   12.787277      16,265      9.32%         25.51%***     -          -
                                  1.75%          2,045   12.776504      26,128      9.26%         25.45%***     -          -
                                  1.80%          2,310   12.765722      29,489      9.21%         25.39%***     -          -
        Extra Value ............  0.95%        521,516   17.927244   9,349,345     11.47%***       -            -          -
                                  1.00%        315,970   17.906914   5,658,048     11.41%***       -            -          -
                                  1.05%         33,408   17.886580     597,555     11.36%***       -            -          -
                                  1.10%         43,492   17.866258     777,039     11.30%***       -            -          -
                                  1.15%         16,806   17.845938     299,919     11.25%***       -            -          -
                                  1.20%         21,271   17.825655     379,170     11.19%***       -            -          -
                                  1.25%          9,763   13.342749     130,265     11.13%***       -            -          -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.30%          4,752   13.329535        63,342    11.08%***     -            -          -
                                  1.35%            788   13.316304        10,493    11.02%***     -            -          -
                                  1.40%         13,697   13.303105       182,213    10.97%***     -            -          -
                                  1.45%          6,545   13.289891        86,982    10.91%***     -            -          -
                                  1.50%          4,707   13.276689        62,493    10.86%***     -            -          -
                                  1.55%          7,680   13.263507       101,864    10.80%***     -            -          -
                                  1.60%          2,578   13.250319        34,159    10.75%***     -            -          -
                                  1.65%          3,822   13.237144        50,592    10.69%***     -            -          -
                                  1.70%            445   13.223965         5,885    10.63%***     -            -          -
                                  1.75%             33   13.210805           436    10.58%***     -            -          -
                                  1.80%            150   13.197628         1,980    10.52%***     -            -          -
                                  1.90%             90   13.171324         1,185    10.41%***     -            -          -
Nationwide SAT - Nationwide
  Small Company Fund:
     Tax and non-tax
       qualified ...............  0.95%      6,381,124   14.799910    94,440,061     7.87%       42.65%        0.05%    (23.95)%***
                                  1.00%      3,275,225   14.776367    48,395,927     7.81%       42.58%        -        (23.99)%***
                                  1.05%        559,475   14.752842     8,253,846     7.76%       42.51%       (0.05)%   (24.04)%***
                                  1.10%        133,435   18.598401     2,481,678     7.71%       42.44%       84.29%***   -
                                  1.15%         51,830   18.577322       962,863     7.65%       42.37%       84.23%***   -
                                  1.20%      1,312,706   18.398225    24,151,460     7.60%       42.29%       60.38%***   -
                                  1.25%         77,770   18.376589     1,429,147     7.54%       42.22%       60.32%***   -
                                  1.30%        349,046   18.354971     6,406,729     7.49%       42.15%       60.26%***   -
                                  1.35%         65,782   18.493168     1,216,518     7.44%       42.08%       83.99%***   -
                                  1.40%         33,617   18.472168       620,979     7.38%       42.01%       83.92%***   -
                                  1.45%         17,982   18.451164       331,789     7.33%       41.93%       83.86%***   -
                                  1.50%         57,030   18.430186     1,051,074     7.27%       41.86%       83.80%***   -
                                  1.55%         22,938   18.409209       422,270     7.22%       41.79%       83.74%***   -
                                  1.60%            491   18.388267         9,029     7.16%       41.72%       83.68%***   -
                                  1.65%          8,378   18.367325       153,881     7.11%       41.65%       83.62%***   -
                                  1.70%          3,350   15.121378        50,657     7.06%       62.00%***     -          -
                                  1.75%          3,878   15.108647        58,591     7.00%       61.93%***     -          -
                                  1.80%          1,037   15.095906        15,654     6.95%       61.86%***     -          -
                                  1.90%              4   15.070448            60     6.84%       61.71%***     -          -
        Extra Value ............  0.95%        917,234   18.504013    16,972,510     1.36%***     -            -          -
                                  1.00%        655,683   18.483030    12,119,009     1.31%***     -            -          -
                                  1.05%         65,137   18.462044     1,202,562     1.26%***     -            -          -
                                  1.10%        161,570   18.441081     2,979,525     1.21%***     -            -          -
                                  1.15%         26,037   18.420139       479,605     1.16%***     -            -          -
                                  1.20%         53,846   18.399189       990,723     1.11%***     -            -          -
                                  1.25%         28,993   15.356464       445,230     1.06%***     -            -          -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.30%          1,975   15.341263       30,299    1.01%***      -             -           -
                                  1.35%          2,184   15.326036       33,472    0.96%***      -             -           -
                                  1.40%         52,906   15.310860      810,036    0.90%***      -             -           -
                                  1.45%          9,929   15.295646      151,870    0.85%***      -             -           -
                                  1.50%          9,183   15.280478      140,321    0.80%***      -             -           -
                                  1.55%          6,391   15.265297       97,561    0.75%***      -             -           -
                                  1.60%          2,404   15.250126       36,661    0.70%***      -             -           -
                                  1.65%          8,266   15.234953      125,932    0.65%***      -             -           -
                                  1.70%            606   15.219794        9,223    0.60%***      -             -           -
                                  1.75%            704   15.204656       10,704    0.55%***      -             -           -
                                  1.80%             71   15.189513        1,078    0.50%***      -             -           -
                                  1.85%             25   15.174391          379    0.45%***      -             -           -
Nationwide SAT - Nationwide
  Strategic ValueFund:
     Tax and non-tax
       qualified ...............  0.95%        937,668   10.326230    9,682,575    6.59%        (3.99)%       (0.56)%      9.13%***
                                  1.00%        610,165   10.309817    6,290,689    6.54%        (4.04)%       (0.61)%      9.08%***
                                  1.05%        119,251   10.293400    1,227,498    6.49%        (4.09)%       (0.66)%      9.03%***
                                  1.10%          8,281   13.293158      110,081    6.43%        (4.14)%      120.24%***    -
                                  1.15%          2,517   13.278102       33,421    6.38%        (4.18)%      120.18%***    -
                                  1.20%        174,755   12.704964    2,220,256    6.33%        (4.23)%       74.17%***    -
                                  1.25%         14,900   12.690016      189,081    6.27%        (4.28)%       74.10%***    -
                                  1.30%         32,366   12.675084      410,242    6.22%        (4.33)%       74.04%***    -
                                  1.35%          8,325   13.217900      110,039    6.17%        (4.38)%      119.92%***    -
                                  1.40%          4,131   13.202878       54,541    6.11%        (4.43)%      119.85%***    -
                                  1.45%          3,419   13.187886       45,089    6.06%        (4.48)%      119.79%***    -
                                  1.50%         11,997   13.172860      158,035    6.00%        (4.52)%      119.72%***    -
                                  1.55%          1,867   13.157882       24,566    5.95%        (4.57)%      119.66%***    -
                                  1.60%            119   13.142888        1,564    5.90%        (4.62)%      119.59%***    -
                                  1.65%          1,035   13.127925       13,587    5.84%        (4.67)%      119.53%***    -
                                  1.80%            901    9.027908        8,134    5.68%       (21.91)%***     -           -
        Extra Value ............  0.95%         31,054   13.204656      410,057    8.23%***      -             -           -
                                  1.00%         53,570   13.189671      706,571    8.18%***      -             -           -
                                  1.05%         12,019   13.174668      158,346    8.13%***      -             -           -
                                  1.10%          1,934   13.159697       25,451    8.07%***      -             -           -
                                  1.15%          1,067   13.144720       14,025    8.02%***      -             -           -
                                  1.20%         11,209   13.129756      147,171    7.96%***      -             -           -
                                  1.40%          2,190   10.429501       22,841    7.75%***      -             -           -
                                  1.45%            252   10.419119        2,626    7.69%***      -             -           -
                                  1.65%            144   10.377722        1,494    7.48%***      -             -           -
Nationwide SAT - Mid Cap
  Growth Fund - Strong:
     Tax and non-tax
       qualified ...............  0.95%      3,465,292   17.766242   61,565,216  (16.18)%       83.00%        13.51%      12.64%***
                                  1.00%      2,026,048   17.737976   35,937,991  (16.22)%       82.91%        13.45%      12.59%***
                                  1.05%        257,361   17.709761    4,557,802  (16.26)%       82.82%        13.39%      12.54%***

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.10%        175,471   19.374164     3,399,604     (16.31)%      82.72%       105.95%***    -
                                  1.15%         46,725   19.352193       904,231     (16.35)%      82.63%       105.89%***    -
                                  1.20%      1,029,346   19.022019    19,580,239     (16.39)%      82.54%        73.76%***    -
                                  1.25%         86,140   18.999657     1,636,630     (16.43)%      82.45%        73.69%***    -
                                  1.30%        297,231   18.977298     5,640,641     (16.47)%      82.36%        73.63%***    -
                                  1.35%         35,432   19.264494       682,580     (16.52)%      82.26%       105.64%***    -
                                  1.40%         13,165   19.242613       253,329     (16.56)%      82.17%       105.57%***    -
                                  1.45%          9,433   19.220739       181,309     (16.60)%      82.08%       105.51%***    -
                                  1.50%         59,186   19.198852     1,136,303     (16.64)%      81.99%       105.44%***    -
                                  1.55%          5,814   19.177019       111,495     (16.69)%      81.89%       105.38%***    -
                                  1.60%            982   19.155179        18,810     (16.73)%      81.80%       105.32%***    -
                                  1.65%          8,677   19.133359       166,020     (16.77)%      81.71%       105.25%***    -
                                  1.70%            437   12.194050         5,329     (16.81)%      70.02%***      -           -
                                  1.75%         21,744   12.183768       264,924     (16.85)%      69.95%***      -           -
                                  1.80%             41   12.173489           499     (16.90)%      69.87%***      -           -
                                  1.90%             14   12.152925           170     (16.98)%      69.72%***      -           -
        Extra Value ............  0.95%        670,835   19.287913    12,939,007     (23.95)%***    -             -           -
                                  1.00%        991,277   19.266026    19,097,968     (23.99)%***    -             -           -
                                  1.05%         62,680   19.244138     1,206,223     (24.03)%***    -             -           -
                                  1.10%        115,255   19.222288     2,215,465     (24.07)%***    -             -           -
                                  1.15%         39,489   19.200441       758,206     (24.11)%***    -             -           -
                                  1.20%         39,397   19.178592       755,579     (24.15)%***    -             -           -
                                  1.25%         46,232   14.925252       690,024     (24.19)%***    -             -           -
                                  1.30%          9,996   14.910479       149,045     (24.22)%***    -             -           -
                                  1.35%          7,477   14.895685       111,375     (24.26)%***    -             -           -
                                  1.40%         28,263   14.880925       420,580     (24.30)%***    -             -           -
                                  1.45%          9,564   14.866149       142,180     (24.34)%***    -             -           -
                                  1.50%          7,808   14.851385       115,960     (24.38)%***    -             -           -
                                  1.55%          7,641   14.836614       113,367     (24.42)%***    -             -           -
                                  1.60%         13,847   14.821873       205,238     (24.46)%***    -             -           -
                                  1.65%          1,315   14.807150        19,471     (24.50)%***    -             -           -
                                  1.70%          3,033   14.792416        44,865     (24.53)%***    -             -           -
                                  1.75%          1,481   14.777679        21,886     (24.57)%***    -             -           -
                                  1.80%             70   14.762964         1,033     (24.61)%***    -             -           -
                                  1.85%             71   14.748240         1,047     (24.65)%***    -             -           -
                                  1.90%            119   14.733531         1,753     (24.69)%***    -             -           -
                                  1.95%             22   14.718828           324     (24.73)%***    -             -           -
                                  2.00%            101   14.704149         1,485     (24.77)%***    -             -           -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
Nationwide SAT - Total Return Fund:
     Tax and non-tax
       qualified ...............  0.95%     21,604,237   12.303050   265,798,008   (3.05)%       5.93%        16.95%      15.04%***
                                  1.00%     13,786,712   12.283490   169,348,939   (3.09)%       5.87%        16.89%      14.99%***
                                  1.05%      2,193,618   12.263952    26,902,426   (3.14)%       5.82%        16.84%      14.94%***
                                  1.10%        897,268   12.280107    11,018,547   (3.19)%       5.77%        79.14%***    -
                                  1.15%        269,891   12.266207     3,310,539   (3.24)%       5.71%        79.08%***    -
                                  1.20%      1,939,840   12.230458    23,725,132   (3.29)%       5.66%        58.95%***    -
                                  1.25%        242,523   12.216049     2,962,673   (3.34)%       5.61%        58.89%***    -
                                  1.30%        514,713   12.201684     6,280,365   (3.39)%       5.55%        58.83%***    -
                                  1.35%        118,911   12.210612     1,451,976   (3.43)%       5.50%        78.84%***    -
                                  1.40%        115,554   12.196740     1,409,382   (3.48)%       5.45%        78.78%***    -
                                  1.45%         94,783   12.182869     1,154,729   (3.53)%       5.39%        78.72%***    -
                                  1.50%        112,594   12.169023     1,370,159   (3.58)%       5.34%        78.66%***    -
                                  1.55%         15,150   12.155152       184,151   (3.63)%       5.29%        78.60%***    -
                                  1.60%          7,070   12.141316        85,839   (3.68)%       5.23%        78.54%***    -
                                  1.65%         31,574   12.127493       382,913   (3.73)%       5.18%        78.48%***    -
                                  1.70%          8,286    9.480069        78,552   (3.78)%      (2.22)%***     -           -
                                  1.75%            251    9.472081         2,377   (3.82)%      (2.27)%***     -           -
                                  1.80%          3,578    9.464087        33,863   (3.87)%      (2.32)%***     -           -
     Extra Value ...............  0.95%      1,775,282   12.201268    21,660,691   (0.51)%***    -             -           -
                                  1.00%      1,525,750   12.187418    18,594,953   (0.56)%***    -             -           -
                                  1.05%        114,829   12.173568     1,397,879   (0.61)%***    -             -           -
                                  1.10%        186,179   12.159716     2,263,884   (0.66)%***    -             -           -
                                  1.15%         45,410   12.145887       551,545   (0.71)%***    -             -           -
                                  1.20%         72,364   12.132071       877,925   (0.76)%***    -             -           -
                                  1.25%         57,777   10.170866       587,642   (0.81)%***    -             -           -
                                  1.30%          1,579   10.160770        16,044   (0.86)%***    -             -           -
                                  1.35%          3,558   10.150696        36,116   (0.91)%***    -             -           -
                                  1.40%         55,314   10.140613       560,918   (0.96)%***    -             -           -
                                  1.45%          7,522   10.130541        76,202   (1.01)%***    -             -           -
                                  1.50%          7,818   10.120477        79,122   (1.06)%***    -             -           -
                                  1.55%          8,118   10.110405        82,076   (1.11)%***    -             -           -
                                  1.60%            894   10.100353         9,030   (1.16)%***    -             -           -
                                  1.65%          5,246   10.090301        52,934   (1.21)%***    -             -           -
                                  1.70%            197   10.080262         1,986   (1.26)%***    -             -           -
Neuberger & Berman AMT -
  Guardian Portfolio:
     Tax and non-tax
       qualified ...............  0.95%      2,192,923   15.622790    34,259,576    0.18%       13.84%        30.42%      31.21%***
                                  1.00%      1,357,933   15.597974    21,181,004    0.13%       13.78%        30.35%      31.16%***
                                  1.05%        288,948   15.573167     4,499,835    0.07%       13.73%        30.29%      31.10%***
                                  1.10%         86,653   14.652210     1,269,658    0.02%       13.67%       114.62%***    -
                                  1.15%         21,785   14.635622       318,837   (0.03)%      13.61%       114.55%***    -
                                  1.20%        615,977   13.965623     8,602,503   (0.08)%      13.55%        69.10%***    -
                                  1.25%         35,455   13.949218       494,570   (0.13)%      13.50%        69.04%***    -

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.30%        119,521    13.932809     1,665,263   (0.18)%     13.44%         68.97%***    -
                                  1.35%         19,143    14.569299       278,900   (0.23)%     13.38%        114.30%***    -
                                  1.40%         24,082    14.552749       350,459   (0.28)%     13.32%        114.23%***    -
                                  1.45%          3,186    14.536223        46,312   (0.33)%     13.27%        114.17%***    -
                                  1.50%         23,428    14.519679       340,167   (0.38)%     13.21%        114.10%***    -
                                  1.55%          1,378    14.503162        19,985   (0.43)%     13.15%        114.04%***    -
                                  1.65%          2,443    14.470155        35,351   (0.53)%     13.04%        113.91%***    -
                                  1.70%            285     9.910972         2,825   (0.58)%     (0.47)%***      -           -
                                  1.75%          3,472     9.902625        34,382   (0.63)%     (0.52)%***      -           -
                                  1.80%          7,213     9.894278        71,367   (0.68)%     (0.57)%***      -           -
     Extra Value ...............  0.95%        315,183    14.561147     4,589,426    1.79%***    -              -           -
                                  1.00%        204,933    14.544597     2,980,668    1.74%***    -              -           -
                                  1.05%         11,863    14.528080       172,347    1.69%***    -              -           -
                                  1.10%         33,639    14.511581       488,155    1.64%***    -              -           -
                                  1.15%         35,993    14.495072       521,721    1.59%***    -              -           -
                                  1.20%          9,138    14.478592       132,305    1.54%***    -              -           -
                                  1.25%          5,055    10.839853        54,795    1.49%***    -              -           -
                                  1.30%            849    10.829091         9,194    1.44%***    -              -           -
                                  1.35%            800    10.818352         8,655    1.39%***    -              -           -
                                  1.40%          3,850    10.807613        41,609    1.33%***    -              -           -
                                  1.45%            927    10.796885        10,009    1.28%***    -              -           -
                                  1.50%          8,310    10.786167        89,633    1.23%***    -              -           -
                                  1.55%          1,946    10.775435        20,969    1.18%***    -              -           -
                                  1.65%            497    10.754017         5,345    1.08%***    -              -           -
                                  1.70%            455    10.743293         4,888    1.03%***    -              -           -
                                  1.75%             75    10.732608           805    0.98%***    -              -           -
Neuberger & Berman AMT - Mid-Cap
  Growth Portfolio:
     Tax and non-tax
       qualified ...............  0.95%      4,352,912    22.558120    98,193,511   (8.34)%     52.43%         37.96%     105.39%***
                                  1.00%      2,636,101    22.522251    59,370,928   (8.38)%     52.35%         37.89%     105.33%***
                                  1.05%        484,306    22.486438    10,890,317   (8.43)%     52.28%         37.82%     105.27%***
                                  1.10%        209,639    19.610857     4,111,200   (8.47)%     52.20%        161.90%***    -
                                  1.15%         70,637    19.588644     1,383,683   (8.52)%     52.12%        161.83%***    -
                                  1.20%      1,748,237    19.049729    33,303,441   (8.57)%     52.04%        110.85%***    -
                                  1.25%        128,340    19.027345     2,441,969   (8.61)%     51.97%        110.79%***    -
                                  1.30%        595,478    19.004946    11,317,027   (8.66)%     51.89%        110.72%***    -
                                  1.35%         43,144    19.499868       841,302   (8.70)%     51.81%        161.55%***    -
                                  1.40%         33,898    19.477696       660,255   (8.75)%     51.74%        161.48%***    -
                                  1.45%         17,949    19.455564       349,208   (8.80)%     51.66%        161.41%***    -
                                  1.50%         73,932    19.433420     1,436,752   (8.84)%     51.58%        161.34%***    -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.55%          7,138    19.411326       138,558   (8.89)%     51.51%        161.27%***    -
                                  1.60%          4,041    19.389212        78,352   (8.93)%     51.43%        161.20%***    -
                                  1.65%         21,141    19.367124       409,440   (8.98)%     51.35%        161.13%***    -
                                  1.70%          5,591    13.886316        77,638   (9.03)%     79.12%***       -           -
                                  1.75%         20,006    13.874614       277,576   (9.07)%     79.05%***       -           -
                                  1.80%            168    13.862902         2,329   (9.12)%     78.97%***       -           -
                                  1.90%              8    13.839506           111   (9.21)%     78.82%***       -           -
                                  2.00%            103    13.816124         1,423   (9.30)%     78.66%***       -           -
    Extra Value ................  0.95%      1,357,858    19.513867    26,497,060  (17.39)%***     -            -           -
                                  1.00%      1,107,012    19.491733    21,577,582  (17.43)%***     -            -           -
                                  1.05%         91,579    19.469588     1,783,005  (17.48)%***     -            -           -
                                  1.10%        204,403    19.447467     3,975,121  (17.52)%***     -            -           -
                                  1.15%         98,486    19.425379     1,913,128  (17.56)%***     -            -           -
                                  1.20%         69,707    19.403303     1,352,546  (17.60)%***     -            -           -
                                  1.25%         51,556    13.687882       705,692  (17.64)%***     -            -           -
                                  1.30%         10,522    13.674315       143,881  (17.69)%***     -            -           -
                                  1.35%          6,275    13.660765        85,721  (17.73)%***     -            -           -
                                  1.40%         39,859    13.647196       543,964  (17.77)%***     -            -           -
                                  1.45%         20,664    13.633644       281,726  (17.81)%***     -            -           -
                                  1.50%         13,566    13.620102       184,770  (17.85)%***     -            -           -
                                  1.55%         16,051    13.606573       218,399  (17.90)%***     -            -           -
                                  1.60%         19,089    13.593041       259,478  (17.94)%***     -            -           -
                                  1.65%          6,870    13.579509        93,291  (17.98)%***     -            -           -
                                  1.70%          7,586    13.566002       102,912  (18.02)%***     -            -           -
                                  1.75%          4,280    13.552487        58,005  (18.06)%***     -            -           -
                                  1.80%             77    13.538977         1,043  (18.11)%***     -            -           -
                                  1.85%            572    13.525488         7,737  (18.15)%***     -            -           -
                                  1.90%            241    13.511997         3,256  (18.19)%***     -            -           -
                                  1.95%            134    13.498515         1,809  (18.23)%***     -            -           -
Neuberger & Berman AMT -
  Partners Portfolio:
    Tax and non-tax
      qualified ................  0.95%      5,060,823    11.094953    56,149,593   (0.25)%        6.35%        3.22%       8.20%***
                                  1.00%      3,494,789    11.077328    38,712,924   (0.30)%        6.30%        3.17%       8.15%***
                                  1.05%        590,433    11.059680     6,530,000   (0.35)%        6.24%        3.11%       8.10%***
                                  1.10%         80,109    12.541566     1,004,692   (0.40)%        6.19%       73.77%***    -
                                  1.15%         18,790    12.527350       235,389   (0.45)%        6.14%       73.71%***    -
                                  1.20%        600,826    12.477284     7,496,677   (0.50)%        6.08%       54.52%***    -
                                  1.25%         57,882    12.462618       721,361   (0.55)%        6.03%       54.46%***    -
                                  1.30%        126,913    12.447943     1,579,806   (0.60)%        5.97%       54.40%***    -
                                  1.35%         34,027    12.470576       424,336   (0.65)%        5.92%       73.47%***    -
                                  1.40%          4,807    12.456413        59,878   (0.70)%        5.87%       73.41%***    -
                                  1.45%          6,242    12.442244        77,664   (0.75)%        5.81%       73.35%***    -
                                  1.50%          7,567    12.428094        94,043   (0.80)%        5.76%       73.29%***    -
                                  1.55%          1,004    12.413955        12,464   (0.85)%        5.71%       73.23%***    -


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.65%        3,832     12.385684       47,462     (0.95)%       5.60%       73.11%***    -
                                  1.70%           50      9.409456          470     (1.00)%      (7.45)%***    -           -
        Extra Value ............  0.95%      205,770     12.459551    2,563,802      1.14%***     -            -           -
                                  1.00%      275,078     12.445426    3,423,463      1.09%***     -            -           -
                                  1.05%        5,295     12.431268       65,824      1.04%***     -            -           -
                                  1.10%       37,207     12.417130      462,004      0.99%***     -            -           -
                                  1.15%       18,658     12.403018      231,416      0.94%***     -            -           -
                                  1.20%        6,649     12.388900       82,374      0.89%***     -            -           -
                                  1.25%        5,427     10.404035       56,463      0.84%***     -            -           -
                                  1.30%          573     10.393707        5,956      0.79%***     -            -           -
                                  1.40%        8,885     10.373074       92,165      0.68%***     -            -           -
                                  1.45%          105     10.362785        1,088      0.63%***     -            -           -
                                  1.50%          232     10.352478        2,402      0.58%***     -            -           -
                                  1.55%        1,283     10.342181       13,269      0.53%***     -            -           -
                                  1.65%          753     10.321615        7,772      0.43%***     -            -           -
                                  1.70%          387     10.311331        3,990      0.38%***     -            -           -
                                  1.75%          255     10.301046        2,627      0.33%***     -            -           -
                                  1.80%           88     10.290792          906      0.28%***     -            -           -
                                  1.90%          118     10.270277        1,212      0.18%***     -            -           -
Oppenheimer - Aggressive Growth
  Fund/VA:
     Tax and non-tax
       qualified ...............  0.95%    8,632,584     16.965058  146,452,288    (12.08)%      81.86%       11.29%     (28.89)%***
                                  1.00%    5,195,398     16.938069   88,000,010    (12.12)%      81.77%       11.24%     (28.94)%***
                                  1.05%      749,951     16.911124   12,682,514    (12.17)%      81.68%       11.18%     (28.99)%***
                                  1.10%      368,023     21.029849    7,739,468    (12.21)%      81.59%      126.72%***    -
                                  1.15%      133,088     21.006006    2,795,647    (12.26)%      81.50%      126.65%***    -
                                  1.20%    1,868,167     20.620784   38,523,068    (12.30)%      81.41%       88.66%***    -
                                  1.25%      191,006     20.596567    3,934,068    (12.34)%      81.31%       88.59%***    -
                                  1.30%      682,644     20.572328   14,043,576    (12.39)%      81.22%       88.53%***    -
                                  1.35%      111,547     20.910873    2,332,545    (12.43)%      81.13%      126.39%***    -
                                  1.40%       60,456     20.887100    1,262,751    (12.48)%      81.04%      126.32%***    -
                                  1.45%       45,731     20.863367      954,103    (12.52)%      80.95%      126.26%***    -
                                  1.50%      110,550     20.839650    2,303,823    (12.56)%      80.86%      126.19%***    -
                                  1.55%       34,453     20.815942      717,172    (12.61)%      80.77%      126.13%***    -
                                  1.60%        8,479     20.792245      176,297    (12.65)%      80.67%      126.06%***    -
                                  1.65%       31,318     20.768575      650,430    (12.70)%      80.58%      125.99%***    -
                                  1.70%        6,738     14.023027       94,487    (12.74)%      91.25%***     -           -
                                  1.75%       25,894     14.011209      362,806    (12.79)%      91.17%***     -           -
                                  1.80%        7,134     13.999397       99,872    (12.83)%      91.08%***     -           -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
        Extra Value ............  0.95%      1,618,687   20.941511    33,897,752   (24.35)%***    -            -           -
                                  1.00%      1,754,462   20.917749    36,699,396   (24.39)%***    -            -           -
                                  1.05%        142,326   20.894024     2,973,763   (24.43)%***    -            -           -
                                  1.10%        194,061   20.870306     4,050,112   (24.46)%***    -            -           -
                                  1.15%         56,917   20.846601     1,186,526   (24.50)%***    -            -           -
                                  1.20%         74,636   20.822911     1,554,139   (24.54)%***    -            -           -
                                  1.25%         71,747   15.545189     1,115,321   (24.58)%***    -            -           -
                                  1.30%          9,523   15.529789       147,890   (24.62)%***    -            -           -
                                  1.35%         10,220   15.514400       158,557   (24.66)%***    -            -           -
                                  1.40%         80,705   15.499019     1,250,848   (24.70)%***    -            -           -
                                  1.45%         23,450   15.483640       363,091   (24.73)%***    -            -           -
                                  1.50%         15,234   15.468274       235,644   (24.77)%***    -            -           -
                                  1.55%         15,841   15.452919       244,790   (24.81)%***    -            -           -
                                  1.60%          6,374   15.437563        98,399   (24.85)%***    -            -           -
                                  1.65%         11,061   15.422212       170,585   (24.89)%***    -            -           -
                                  1.70%          6,925   15.406881       106,693   (24.93)%***    -            -           -
                                  1.75%          1,649   15.391541        25,381   (24.97)%***    -            -           -
                                  1.80%            219   15.376225         3,367   (25.01)%***    -            -           -
                                  1.85%             90   15.360898         1,382   (25.04)%***    -            -           -
                                  1.90%             61   15.345595           936   (25.08)%***    -            -           -
                                  1.95%             53   15.330298           813   (25.12)%***    -            -           -
Oppenheimer - Capital
  Appreciation Fund/VA:
        Tax and non-tax
          qualified ............  0.95%      9,380,541   16.737106   157,003,109    (1.17)%      40.31%       22.82%     (10.69)%***
                                  1.00%      5,816,657   16.710507    97,199,288    (1.22)%      40.24%       22.76%     (10.74)%***
                                  1.05%        901,398   16.683918    15,038,850    (1.27)%      40.17%       22.70%     (10.79)%***
                                  1.10%        340,161   18.310774     6,228,611    (1.32)%      40.10%      128.83%***    -
                                  1.15%        140,037   18.290036     2,561,282    (1.37)%      40.03%      128.76%***    -
                                  1.20%      2,455,181   17.594890    43,198,640    (1.42)%      39.96%       82.42%***    -
                                  1.25%        222,363   17.574219     3,907,856    (1.47)%      39.89%       82.35%***    -
                                  1.30%        665,833   17.553551    11,687,734    (1.52)%      39.82%       82.29%***    -
                                  1.35%        127,533   18.207193     2,322,018    (1.57)%      39.75%      128.50%***    -
                                  1.40%         78,143   18.186519     1,421,149    (1.62)%      39.67%      128.43%***    -
                                  1.45%         57,338   18.165855     1,041,594    (1.67)%      39.60%      128.37%***    -
                                  1.50%        123,043   18.145209     2,232,641    (1.72)%      39.53%      128.30%***    -
                                  1.55%          3,147   18.124562        57,038    (1.77)%      39.46%      128.23%***    -
                                  1.60%          4,107   18.103937        74,353    (1.82)%      39.39%      128.17%***    -
                                  1.65%         29,076   18.083324       525,791    (1.87)%      39.32%      128.10%***    -
                                  1.70%          7,314   12.514763        91,533    (1.92)%      41.48%***     -           -
                                  1.75%         28,651   12.504224       358,259    (1.97)%      41.41%***     -           -
                                  1.80%         44,316   12.493669       553,669    (2.02)%      41.35%***     -           -
        Extra Value ............  0.95%      1,618,489   18.214917    29,480,643    (1.91)%***    -            -           -
                                  1.00%      2,527,252   18.194238    45,981,424    (1.96)%***    -            -           -
                                  1.05%        132,909   18.173598     2,415,435    (2.01)%***    -            -           -

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


FINANCIAL HIGHLIGHTS (Continued)

                                                           2000        CONTRACT                      1999        1998       1997
                                ASSET                   UNIT FAIR      OWNERS'          TOTAL        TOTAL       TOTAL      TOTAL
                                CHARGE        UNITS       VALUE        EQUITY          RETURN**     RETURN**    RETURN**   RETURN**
                                1.10%        258,348     18.152960     4,689,781      (2.06)%***       -           -          -
                                1.15%         69,157     18.132340     1,253,978      (2.10)%***       -           -          -
                                1.20%         84,182     18.111721     1,524,681      (2.15)%***       -           -          -
                                1.25%        339,073     13.354099     4,528,014      (2.20)%***       -           -          -
                                1.30%         14,399     13.340856       192,095      (2.25)%***       -           -          -
                                1.35%          4,823     13.327635        64,279      (2.30)%***       -           -          -
                                1.40%         71,488     13.314418       951,821      (2.35)%***       -           -          -
                                1.45%         24,318     13.301197       323,459      (2.40)%***       -           -          -
                                1.50%         14,643     13.288010       194,576      (2.45)%***       -           -          -
                                1.55%         14,465     13.274789       192,020      (2.50)%***       -           -          -
                                1.60%          6,340     13.261607        84,079      (2.55)%***       -           -          -
                                1.65%          7,234     13.248407        95,839      (2.60)%***       -           -          -
                                1.70%         10,797     13.235238       142,901      (2.65)%***       -           -          -
                                1.75%          1,188     13.222067        15,708      (2.70)%***       -           -          -
                                1.80%             74     13.208895           977      (2.74)%***       -           -          -
                                1.85%            229     13.195722         3,022      (2.79)%***       -           -          -
                                1.90%            177     13.182583         2,333      (2.84)%***       -           -          -
                                1.95%            153     13.169441         2,015      (2.89)%***       -           -          -
Oppenheimer Global Securities
  Fund/VA:
    Tax and non-tax             0.95%      1,256,646      9.537743    11,985,567      (6.89)%***       -           -          -
      qualified...............  1.00%        620,793      9.534566     5,918,992      (6.94)%***       -           -          -
                                1.05%         84,451      9.531378       804,934      (6.99)%***       -           -          -
                                1.10%         47,058      9.528196       448,378      (7.03)%***       -           -          -
                                1.15%         23,835      9.525016       227,029      (7.08)%***       -           -          -
                                1.20%        683,327      9.521827     6,506,521      (7.13)%***       -           -          -
                                1.25%         43,537      9.518646       414,413      (7.18)%***       -           -          -
                                1.30%        368,734      9.515462     3,508,674      (7.22)%***       -           -          -
                                1.35%         38,369      9.512275       364,976      (7.27)%***       -           -          -
                                1.40%          4,806      9.509088        45,701      (7.32)%***       -           -          -
                                1.45%         27,413      9.505903       260,585      (7.37)%***       -           -          -
                                1.50%         24,724      9.502715       234,945      (7.41)%***       -           -          -
                                1.65%          3,473      9.493145        32,970      (7.56)%***       -           -          -
                                1.70%            405      9.489961         3,843      (7.60)%***       -           -          -
                                1.80%         29,533      9.483571       280,078      (7.70)%***       -           -          -
    Extra Value ..............  0.95%        488,954     15.073936     7,370,461      (7.19)%***       -           -          -
                                1.00%        374,857     15.061214     5,645,801      (7.24)%***       -           -          -
                                1.05%         41,827     15.048479       629,433      (7.29)%***       -           -          -
                                1.10%         41,425     15.035758       622,856      (7.34)%***       -           -          -
                                1.15%         11,159     15.023047       167,642      (7.38)%***       -           -          -

                                                        2000         CONTRACT                    1999        1998        1997
                                ASSET                UNIT FAIR       OWNERS'        TOTAL        TOTAL       TOTAL       TOTAL
                                CHARGE      UNITS      VALUE         EQUITY        RETURN**     RETURN**    RETURN**    RETURN**
                                1.20%      18,705    15.010318       280,768      (7.43)%***      -           -           -
                                1.25%      23,407    14.997617       351,049      (7.48)%***      -           -           -
                                1.30%       6,322    14.984908        94,735      (7.53)%***      -           -           -
                                1.35%         647    14.972214         9,687      (7.57)%***      -           -           -
                                1.40%       4,837    14.959511        72,359      (7.62)%***      -           -           -
                                1.45%       8,037    14.946825       120,128      (7.67)%***      -           -           -
                                1.50%      13,896    14.934133       207,525      (7.72)%***      -           -           -
                                1.55%         682    14.921452        10,176      (7.76)%***      -           -           -
                                1.60%         841    14.908750        12,538      (7.81)%***      -           -           -
                                1.65%         871    14.896100        12,975      (7.86)%***      -           -           -
                                1.70%          92    14.883434         1,369      (7.91)%***      -           -           -
Oppenheimer Main Street Growth
  & Income/VA:
    Tax and non-tax             0.95%   9,160,617    11.590413   106,175,334      (9.64)%        20.55%       3.71%      16.06%***
      qualified ..............  1.00%   5,826,470    11.571981    67,423,800      (9.68)%        20.49%       3.65%      16.01%***
                                1.05%   1,115,013    11.553551    12,882,360      (9.73)%        20.43%       3.60%      15.96%***
                                1.10%     285,479    13.402637     3,826,171      (9.77)%        20.37%      92.93%***    -
                                1.15%     133,090    13.387444     1,781,735      (9.82)%        20.31%      92.86%***    -
                                1.20%   2,986,885    13.168121    39,331,663      (9.86)%        20.25%      64.34%***    -
                                1.25%     316,642    13.152642     4,164,679      (9.91)%        20.19%      64.28%***    -
                                1.30%   1,064,402    13.137180    13,983,241      (9.96)%        20.13%      64.22%***    -
                                1.35%     163,028    13.326790     2,172,640     (10.00)%        20.07%      92.62%***    -
                                1.40%      79,005    13.311650     1,051,687     (10.05)%        20.01%      92.56%***    -
                                1.45%      83,911    13.296520     1,115,724     (10.09)%        19.94%      92.49%***    -
                                1.50%     174,299    13.281403     2,314,935     (10.14)%        19.88%      92.43%***    -
                                1.55%      24,874    13.266293       329,986     (10.18)%        19.82%      92.37%***    -
                                1.60%       5,861    13.251196        77,665     (10.23)%        19.76%      92.31%***    -
                                1.65%      59,147    13.236091       782,875     (10.27)%        19.70%      92.25%***    -
                                1.70%      12,049     9.671852       116,536     (10.32)%        11.79%***    -           -
                                1.75%       8,317     9.663699        80,373     (10.36)%        11.74%***    -           -
                                1.80%      39,310     9.655553       379,560     (10.41)%        11.68%***    -           -
                                1.90%          17     9.639258           164     (10.50)%        11.57%***    -           -
    Extra Value ..............  0.95%   2,265,608    13.322658    30,183,921     (10.14)%***      -           -           -
                                1.00%   2,196,927    13.307548    29,235,712     (10.19)%***      -           -           -
                                1.05%     232,186    13.292427     3,086,315     (10.24)%***      -           -           -
                                1.10%     238,775    13.277308     3,170,289     (10.28)%***      -           -           -
                                1.15%     179,948    13.262232     2,386,512     (10.33)%***      -           -           -
                                1.20%      96,238    13.247136     1,274,878     (10.37)%***      -           -           -
                                1.25%      47,030    10.767178       506,380     (10.42)%***      -           -           -
                                1.30%      10,865    10.756516       116,870     (10.46)%***      -           -           -
                                1.35%      10,000    10.745846       107,458     (10.51)%***      -           -           -
                                1.40%      96,024    10.735184     1,030,835     (10.55)%***      -           -           -
                                1.45%      32,444    10.724529       347,947     (10.60)%***      -           -           -
                                1.50%      22,952    10.713861       245,905     (10.64)%***      -           -           -


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


FINANCIAL HIGHLIGHTS (Continued)

                                                               2000         CONTRACT                   1999       1998      1997
                                     ASSET                   UNIT FAIR      OWNERS'       TOTAL        TOTAL      TOTAL     TOTAL
                                    CHARGE      UNITS          VALUE        EQUITY       RETURN**     RETURN**   RETURN**  RETURN**
                                     1.55%      36,827       10.703220      394,167     (10.69)%***      -          -         -
                                     1.60%       2,472       10.692568       26,432     (10.73)%***      -          -         -
                                     1.65%       4,797       10.681941       51,241     (10.78)%***      -          -         -
                                     1.70%      19,928       10.671295      212,658     (10.82)%***      -          -         -
                                     1.75%       7,902       10.660669       84,241     (10.87)%***      -          -         -
                                     1.80%         257       10.650054        2,737     (10.92)%***      -          -         -
                                     1.85%          96       10.639431        1,021     (10.96)%***      -          -         -
                                     1.90%         408       10.628821        4,337     (11.01)%***      -          -         -
                                     1.95%          59       10.618201          626     (11.05)%***      -          -         -
                                     2.00%         156       10.607604        1,655     (11.10)%***      -          -         -
Strong Opportunity Fund II, Inc.:
  Tax and non-tax qualified .......  0.95%     752,002        9.792343    7,363,862      (2.76)%***      -          -         -
                                     1.00%     543,371        9.789079    5,319,102      (2.81)%***      -          -         -
                                     1.05%      31,598        9.785815      309,212      (2.86)%***      -          -         -
                                     1.10%      29,289        9.782545      286,521      (2.91)%***      -          -         -
                                     1.15%       6,669        9.779277       65,218      (2.96)%***      -          -         -
                                     1.20%     712,219        9.776003    6,962,655      (3.01)%***      -          -         -
                                     1.25%      33,856        9.772739      330,866      (3.06)%***      -          -         -
                                     1.30%     286,392        9.769466    2,797,897      (3.11)%***      -          -         -
                                     1.35%      30,347        9.766196      296,375      (3.15)%***      -          -         -
                                     1.40%       4,014        9.762926       39,188      (3.20)%***      -          -         -
                                     1.45%       1,129        9.759650       11,019      (3.25)%***      -          -         -
                                     1.50%      26,877        9.756374      262,222      (3.30)%***      -          -         -
                                     1.55%       1,529        9.753099       14,912      (3.35)%***      -          -         -
                                     1.65%      11,178        9.746555      108,947      (3.45)%***      -          -         -
                                     1.75%         515        9.740009        5,016      (3.55)%***      -          -         -
  Extra Value .....................  0.95%     378,635       12.384598    4,689,242      (3.13)%***      -          -         -
                                     1.00%     700,978       12.374135    8,673,996      (3.18)%***      -          -         -
                                     1.05%      35,858       12.363669      443,336      (3.23)%***      -          -         -
                                     1.10%      38,021       12.353197      469,681      (3.28)%***      -          -         -
                                     1.15%       7,139       12.342757       88,115      (3.33)%***      -          -         -
                                     1.20%      14,651       12.332291      180,680      (3.38)%***      -          -         -
                                     1.25%      12,220       12.321845      150,573      (3.43)%***      -          -         -
                                     1.30%          77       12.311389          948      (3.48)%***      -          -         -
                                     1.35%          28       12.300944          344      (3.52)%***      -          -         -
                                     1.40%      10,530       12.290507      129,419      (3.57)%***      -          -         -
                                     1.45%       5,095       12.280071       62,567      (3.62)%***      -          -         -
                                     1.50%      14,542       12.269639      178,425      (3.67)%***      -          -         -
                                     1.55%       6,432       12.259206       78,851      (3.72)%***      -          -         -

                                                         2000        CONTRACT                   1999        1998       1997
                                ASSET                 UNIT FAIR      OWNERS'       TOTAL        TOTAL       TOTAL      TOTAL
                                CHARGE      UNITS       VALUE        EQUITY       RETURN**     RETURN**    RETURN**   RETURN**
                                1.65%          255    12.238351         3,121     (3.82)%***      -           -         -
                                1.75%           40    12.217528           489     (3.92)%***      -           -         -
Van Eck WIT - Worldwide
  Emerging Markets Fund:
    Tax and non-tax qualified.. 0.95%    1,926,318     6.569856    12,655,632     (42.42)%      98.38%     (34.76)%    (73.37)%***
                                1.00%      894,428     6.559411     5,866,921     (42.45)%      98.28%     (34.79)%    (73.41)%***
                                1.05%      185,292     6.548959     1,213,470     (42.47)%      98.18%     (34.82)%    (73.46)%***
                                1.10%       21,492    14.389442       309,258     (42.50)%      98.08%     104.58%***     -
                                1.15%        4,887    14.373141        70,242     (42.53)%      97.99%     104.52%***     -
                                1.20%      362,220    13.755231     4,982,420     (42.56)%      97.89%      62.93%***     -
                                1.25%       20,195    13.739047       277,460     (42.59)%      97.79%      62.86%***     -
                                1.30%       95,797    13.722894     1,314,612     (42.62)%      97.69%      62.80%***     -
                                1.35%       12,251    14.308006       175,287     (42.65)%      97.59%     104.27%***     -
                                1.40%        8,375    14.291739       119,693     (42.68)%      97.49%     104.21%***     -
                                1.45%        5,277    14.275487        75,332     (42.71)%      97.39%     104.14%***     -
                                1.50%        8,026    14.259243       114,445     (42.74)%      97.29%     104.08%***     -
                                1.55%          361    14.243025         5,142     (42.76)%      97.19%     104.02%***     -
                                1.60%          900    14.226803        12,804     (42.79)%      97.09%     103.95%***     -
                                1.65%        5,776    14.210596        82,080     (42.82)%      96.99%     103.89%***     -
                                1.70%          194     8.913211         1,729     (42.85)%      84.12%***     -           -
                                1.75%          451     8.905697         4,016     (42.88)%      84.04%***     -           -
                                1.80%          342     8.898173         3,043     (42.91)%      83.96%***     -           -
    Extra Value ............... 0.95%      180,479    14.321380     2,584,708     (45.63)%***     -           -           -
                                1.00%      104,288    14.305127     1,491,853     (45.66)%***     -           -           -
                                1.05%        8,463    14.288883       120,927     (45.68)%***     -           -           -
                                1.10%       17,509    14.272652       249,900     (45.71)%***     -           -           -
                                1.15%        6,593    14.256421        93,993     (45.74)%***     -           -           -
                                1.20%        6,022    14.240196        85,754     (45.77)%***     -           -           -
                                1.25%        7,866    11.814248        92,931     (45.80)%***     -           -           -
                                1.30%          656    11.802527         7,742     (45.83)%***     -           -           -
                                1.35%          613    11.790816         7,228     (45.86)%***     -           -           -
                                1.40%        1,884    11.779125        22,192     (45.88)%***     -           -           -
                                1.45%        4,581    11.767420        53,907     (45.91)%***     -           -           -
                                1.50%        3,039    11.755734        35,726     (45.94)%***     -           -           -
                                1.55%        4,668    11.744056        54,821     (45.97)%***     -           -           -
                                1.60%        1,776    11.732366        20,837     (46.00)%***     -           -           -
                                1.65%        3,492    11.720700        40,929     (46.03)%***     -           -           -
                                1.70%        2,415    11.709031        28,277     (46.06)%***     -           -           -
                                1.75%          500    11.697380         5,849     (46.08)%***     -           -           -
                                1.80%           10    11.685714           117     (46.11)%***     -           -           -
                                1.85%          102    11.674072         1,191     (46.14)%***     -           -           -
                                1.90%           36    11.662426           420     (46.17)%***     -           -           -
                                1.95%           68    11.650775           792     (46.20)%***     -           -           -

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


FINANCIAL HIGHLIGHTS (Continued)

                                                    2000        CONTRACT                   1999           1998          1997
                          ASSET                  UNIT FAIR      OWNERS'      TOTAL         TOTAL          TOTAL         TOTAL
                          CHARGE      UNITS        VALUE        EQUITY       RETURN**      RETURN**      RETURN**      RETURN**
Van Eck WIT - Worldwide
  Hard Assets Fund:
    Tax and non-tax
    qualified .........  0.95%      466,989       8.120188     3,792,038      10.35%        19.85%       (31.63)%    (63.18)%***
                         1.00%      235,704       8.107253     1,910,912      10.29%        19.79%       (31.66)%    (63.22)%***
                         1.05%       55,308       8.094362       447,683      10.24%        19.73%       (31.69)%    (63.27)%***
                         1.10%        1,698      13.078363        22,207      10.18%        19.67%        (3.23)%***    -
                         1.15%        1,036      13.063519        13,534      10.13%        19.61%        (3.28)%***    -
                         1.20%      112,355      13.923943     1,564,425      10.07%        19.55%        17.40%***     -
                         1.25%        3,884      13.907561        54,017      10.02%        19.49%        17.35%***     -
                         1.30%       16,688      13.891206       231,816       9.96%        19.43%        17.29%***     -
                         1.35%        6,763      13.004291        87,948       9.91%        19.37%        (3.48)%***    -
                         1.40%        5,051      12.989532        65,610       9.85%        67.32%***     (3.53)%***    -
                         1.45%        2,887      12.974758        37,458       9.80%        19.25%        (3.58)%***    -
                         1.50%        3,431      12.959993        44,466       9.74%        19.19%        (3.63)%***    -
                         1.70%           48      10.937759           525       9.52%        (0.19)%***      -           -
  Extra Value .........  0.95%       44,570      13.000985       579,454       9.39%***       -             -           -
                         1.00%       63,985      12.986211       830,923       9.33%***       -             -           -
                         1.05%           74      12.971460           960       9.28%***       -             -           -
                         1.10%        2,695      12.956723        34,918       9.23%***       -             -           -
                         1.20%          722      12.927247         9,333       9.12%***       -             -           -
                         1.25%          205      12.756348         2,615       9.06%***       -             -           -
                         1.60%        1,354      12.667939        17,152       8.68%***       -             -           -
                         1.85%           32      12.604987           403       8.41%***       -             -           -
Victory VIF - VVIF
  Diversified Stock
  Fund Class A Shares:
    Tax and non-tax
    qualified .........  0.95%       19,926       9.913591       197,538      (1.29)%***      -             -           -
                         1.00%       41,921       9.910285       415,449      (1.34)%***      -             -           -
                         1.05%        2,458       9.906989        24,351      (1.39)%***      -             -           -
                         1.10%       20,554       9.903675       203,560      (1.44)%***      -             -           -
                         1.20%      500,693       9.827143     4,920,382      (2.32)%        1.19%***       -           -
                         1.25%       21,276       9.819759       208,925      (2.37)%        1.14%***       -           -
                         1.40%          464       9.797620         4,546      (2.51)%        0.99%***       -           -
                         1.45%        9,565       9.790234        93,644      (2.56)%        0.94%***       -           -
                         1.50%       12,615       9.782879       123,411      (2.61)%        0.89%***       -           -
                         1.65%        3,470       9.760791        33,870      (2.76)%        0.74%***       -           -
       Extra Value ....  0.95%       43,363       9.797186       424,835      (1.72)%***      -             -           -
                         1.00%      485,854       9.789785     4,756,406      (1.77)%***      -             -           -
                         1.05%        7,848       9.782367        76,772      (1.82)%***      -             -           -
                         1.10%        9,949       9.774956        97,251      (1.87)%***      -             -           -
                         1.15%       12,317       9.767557       120,307      (1.92)%***      -             -           -
                         1.20%        2,267       9.760138        22,126      (1.97)%***      -             -           -

                                                               2000         CONTRACT                  1999       1998      1997
                                    ASSET                    UNIT FAIR      OWNERS'    TOTAL          TOTAL      TOTAL     TOTAL
                                    CHARGE      UNITS          VALUE        EQUITY     RETURN**       RETURN**   RETURN**  RETURN**
                                     1.25%      8,032         9.752734      78,334    (2.02)%***        -           -         -
                                     1.40%      1,531         9.730523      14,897    (2.16)%***        -           -         -
                                     1.45%      1,086         9.723116      10,559    (2.21)%***        -           -         -
                                     1.55%      3,941         9.708316      38,260    (2.31)%***        -           -         -
                                     1.60%      2,730         9.700925      26,484    (2.36)%***        -           -         -
                                     1.70%        870         9.686150       8,427    (2.46)%***        -           -         -
Victory VIF - Diversified Stock
  Fund Class A Shares:
    Initial Deposit Funding .......   -       100,000        10.005426   1,000,543    (1.29)%***        -           -         -

Victory VIF - Small Company
  Opportunity Fund Class A Shares:
    Tax and non-tax qualified .....  0.95%      1,613        11.282284      18,198    19.12%***         -           -         -
                                     1.00%      3,093        11.278536      34,885    19.06%***         -           -         -
                                     1.20%     53,241        11.829701     629,825    19.53%          (2.05)%***    -         -
                                     1.25%      3,509        11.820812      41,479    19.47%          (2.10)%***    -         -
                                     1.45%      8,691        11.785267     102,426    19.23%          (2.30)%***    -         -
                                     1.50%      2,025        11.776397      23,847    19.17%          (2.34)%***    -         -
                                     1.65%      1,031        11.749812      12,114    18.99%          (2.49)%***    -         -
    Extra Value ...................  0.95%      6,831        11.796109      80,579    18.68%***         -           -         -
                                     1.00%      9,282        11.787182     109,409    18.62%***         -           -         -
                                     1.05%      5,457        11.778265      64,274    18.57%***         -           -         -
                                     1.60%        807        11.680204       9,426    17.95%***         -           -         -
                                     1.70%        190        11.662421       2,216    17.84%***         -           -         -

Victory VIF - Small Company
  Opportunity Fund Class A Shares:
    Initial Deposit Funding .......   -       100,000        12.044373   1,204,437    19.12%***         -           -         -

Victory Portfolios - Investment
  Quality Bond Fund Class A Shares:
    Tax and non-tax qualified .....  1.20%     96,130        10.893906   1,047,231     9.70%          (1.37)%***    -         -
                                     1.25%      4,485        10.885745      48,823     9.64%          (1.42)%***    -         -
                                     1.50%      3,868        10.844847      41,948     9.37%          (1.67)%***    -         -
                                     1.65%        750        10.820355       8,115     9.20%          (1.82)%***    -         -

The Victory VIF - Investment Quality
  Bond Fund Class A Shares:
    Initial Deposit Funding .......   -       100,000        11.124721   1,112,472     9.70%          (1.37)%***    -         -

W & R Target Funds, Inc. - Asset
  Strategy Portfolio:
    Extra Value ...................  0.95%      1,680        10.378779      17,436    44.63%***         -           -         -
                                     1.40%        174        10.375175       1,805    44.20%***         -           -         -

W & R Target Funds, Inc. - Balanced
  Portfolio:
    Extra Value ...................  0.95%        476        10.237450       4,873    27.98%***         -           -         -

W & R Target Funds, Inc. - Bond
  Portfolio:
    Extra Value ...................  0.95%      1,184        10.225243      12,107    26.54%***         -           -         -

W & R Target Funds, Inc. - Core
  Equity Portfolio:
    Extra Value ...................  0.95%      1,696        10.217913      17,330    25.68%***         -           -         -
                                     1.40%        282        10.214367       2,880    25.26%***         -           -         -

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


FINANCIAL HIGHLIGHTS (Continued)

                                                           2000          CONTRACT                  1999       1998       1997
                                    ASSET                UNIT FAIR       OWNERS'      TOTAL        TOTAL      TOTAL      TOTAL
                                    CHARGE      UNITS      VALUE         EQUITY       RETURN**     RETURN**   RETURN**   RETURN**
W & R Target Funds, Inc. - Growth
  Portfolio:
    Extra Value ...................  0.95%       1,230   10.120865        12,449      14.24%***       -         -           -
                                     1.40%         178   10.117349         1,801      13.83%***       -         -           -

W & R Target Funds, Inc. -
  International Portfolio:
    Extra Value ...................  0.95%         258   10.146674         2,618      17.28%***       -         -           -

W & R Target Funds, Inc. -
  Science & Technology Portfolio:
    Extra Value ...................  0.95%         533     9.700275         5,170     (35.31)%***     -         -           -
                                     1.40%          74     9.696893           718     (35.71)%***     -         -           -

W & R Target Funds, Inc. -
  Small Cap Portfolio:
    Extra Value ...................  0.95%         265    10.079355         2,671       9.35%***      -         -           -

Warburg Pincus Trust - Global
  Post - Venture Capital Portfolio:
    Tax and non-tax qualified .....  0.95%     664,992    13.516337     8,988,256     (19.71)%      61.95%     5.50%      (9.12)%***
                                     1.00%     271,329    13.494845     3,661,543     (19.75)%      61.87%     5.45%      (9.16)%***
                                     1.05%      93,547    13.473367     1,260,393     (19.79)%      61.78%     5.39%      (9.21)%***
                                     1.10%       5,260    16.644686        87,551     (19.83)%      61.70%   112.71%***     -
                                     1.15%         108    16.625822         1,796     (19.87)%      61.62%   112.65%***     -
                                     1.20%      65,241    16.482534     1,075,337     (19.91)%      61.54%    82.02%***     -
                                     1.25%       2,892    16.463131        47,611     (19.95)%      61.46%    81.96%***     -
                                     1.30%       4,155    16.443767        68,324     (19.99)%      61.38%    81.89%***     -
                                     1.35%       2,167    16.550469        35,865     (20.03)%      61.29%   112.39%***     -
                                     1.40%       1,553    16.531655        25,674     (20.07)%      61.21%   112.33%***     -
                                     1.65%          34    16.437806           559     (20.27)%      60.80%   112.01%***     -

Warburg Pincus Trust -
  International Equity Portfolio:
    Tax and non-tax qualified .....  0.95%   1,280,898    11.005780    14,097,282     (26.60)%      51.98%     4.35%     (33.75)%***
                                     1.00%     560,127    10.988262     6,154,822     (26.63)%      51.90%     4.29%     (33.80)%***
                                     1.05%     129,795    10.970789     1,423,954     (26.67)%      51.82%     4.24%     (33.85)%***
                                     1.10%       4,017    12.847895        51,610     (26.71)%      51.75%    61.61%***     -
                                     1.15%       2,389    12.833338        30,659     (26.74)%      51.67%    61.56%***     -
                                     1.20%     100,383    11.989196     1,203,511     (26.78)%      51.59%    24.00%***     -
                                     1.25%      12,747    11.975093       152,647     (26.82)%      51.52%    23.95%***     -
                                     1.30%      17,874    11.961010      213,791     (26.86)%       51.44%    23.89%***     -
                                     1.35%       3,467    12.775184        44,292     (26.89)%      51.36%    61.33%***     -
                                     1.40%         722    12.760667         9,213     (26.93)%      51.29%    61.27%***     -
                                     1.45%         536    12.746142         6,832     (26.97)%      51.21%    61.21%***     -
                                     1.50%       4,375    12.731669        55,701     (27.00)%      51.13%    61.15%***     -
                                     1.60%         199    12.702702         2,528     (27.08)%      50.98%    61.04%***     -
                                     1.65%         903    12.688214        11,457     (27.11)%      50.90%    60.98%***     -


                                                          2000         CONTRACT                  1999       1998        1997
                                     ASSET              UNIT FAIR      OWNERS'       TOTAL       TOTAL      TOTAL       TOTAL
                                    CHARGE    UNITS       VALUE        EQUITY        RETURN**    RETURN**   RETURN**    RETURN**
Warburg Pincus Trust -
  ValuePortfolio:
    Tax and non-tax qualified .....  0.95%   808,299    13.079940    10,572,502       7.88%       5.23%      11.06%      23.13%***
                                     1.00%   376,965    13.059137     4,922,838       7.83%       5.18%      11.01%      23.08%***
                                     1.05%   115,481    13.038397     1,505,687       7.77%       5.13%      10.95%      23.03%***
                                     1.10%     5,997    13.464612        80,747       7.72%       5.07%      75.28%***     -
                                     1.15%     4,053    13.449360        54,510       7.66%       5.02%      75.22%***     -
                                     1.20%   166,739    13.203287     2,201,503       7.61%       4.97%      50.56%***     -
                                     1.25%     7,602    13.187744       100,253       7.56%       4.92%      50.50%***     -
                                     1.30%    17,814    13.172245       234,650       7.50%       4.86%      50.44%***     -
                                     1.35%    10,852    13.388420       145,291       7.45%       4.81%      74.98%***     -
                                     1.40%     6,137    13.373210        82,071       7.39%       4.76%      74.92%***     -
                                     1.45%     1,010    13.358023        13,492       7.34%       4.70%      74.86%***     -
                                     1.50%     9,842    13.342824       131,320       7.29%       4.65%      74.80%***     -
                                     1.55%     1,949    13.327642        25,976       7.23%       4.60%      74.74%***     -
                                     1.70%     2,169    10.000956        21,692       7.07%      (9.91)%***    -           -
                                     1.75%       261     9.992513         2,608       7.02%      (9.96)%***    -           -
                                     1.80%     1,164     9.984104        11,621       6.96%     (10.01)%***    -           -
    Extra Value ...................  0.95%    38,406    13.376195       513,726      14.67%***     -           -           -
                                     1.00%    21,454    13.361008       286,647      14.61%***     -           -           -
                                     1.05%     1,396    13.345820        18,631      14.55%***     -           -           -
                                     1.10%       513    13.330655         6,839      14.50%***     -           -           -
                                     1.15%     3,507    13.315500        46,697      14.44%***     -           -           -
                                     1.20%       288    13.300356         3,831      14.38%***     -           -           -
                                     1.35%       392    11.083443         4,345      14.21%***     -           -           -
                                     1.45%       137    11.061443         1,515      14.10%***     -           -           -
                                     1.85%        37    10.973682           406      13.64%***     -           -           -
                                             =======    =========

Reserve for annuity contracts in
  payout phase:
    Non-tax qualified .............                                   6,547,281
                                                               ----------------
                                                               $ 10,938,492,289
                                                               ================





*   Not used.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

*** Annualized as this investment option was not utilized for the entire period indicated.


--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP


January 26, 2001

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                                   December 31,
                                                                                        ------------------------------------
                                                                                              2000               1999
============================================================================================================================
                                        ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                              $ 15,443.0          $ 15,294.0
    Equity securities                                                                           109.0                92.9
  Mortgage loans on real estate, net                                                          6,168.3             5,786.3
  Real estate, net                                                                              310.7               254.8
  Policy loans                                                                                  562.6               519.6
  Other long-term investments                                                                   101.8                73.8
  Short-term investments                                                                        442.6               416.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                             23,138.0            22,437.4
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                             18.4                 4.8
Accrued investment income                                                                       251.4               238.6
Deferred policy acquisition costs                                                             2,865.6             2,554.1
Other assets                                                                                    396.7               305.9
Assets held in separate accounts                                                             65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================

                         LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                          $ 22,183.6          $ 21,861.6
Short-term borrowings                                                                           118.7                 -
Other liabilities                                                                             1,164.9               914.2
Liabilities related to separate accounts                                                     65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                             89,364.4            89,910.9
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 9 and 14)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    646.1               766.1
  Retained earnings                                                                           2,436.3             2,011.0
  Accumulated other comprehensive income (loss)                                                 116.7               (15.9)
----------------------------------------------------------------------------------------------------------------------------
                                                                                              3,202.9             2,765.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2000            1999           1998
===========================================================================================================================
Revenues:
  Policy charges                                                               $ 1,091.4       $   895.5      $   698.9
  Life insurance premiums                                                          240.0           220.8          200.0
  Net investment income                                                          1,654.9         1,520.8        1,481.6
  Realized (losses) gains on investments                                           (19.4)          (11.6)          28.4
  Other                                                                             17.0            66.1           66.8
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,983.9         2,691.6        2,475.7
---------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances                             1,182.4         1,096.3        1,069.0
  Other benefits and claims                                                        241.6           210.4          175.8
  Policyholder dividends on participating policies                                  44.5            42.4           39.6
  Amortization of deferred policy acquisition costs                                352.1           272.6          214.5
  Interest expense on short-term borrowings                                          1.3             -              -
  Other operating expenses                                                         479.0           463.4          419.7
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,300.9         2,085.1        1,918.6
---------------------------------------------------------------------------------------------------------------------------

    Income before federal income tax expense                                       683.0           606.5          557.1
Federal income tax expense                                                         207.7           201.4          190.4
---------------------------------------------------------------------------------------------------------------------------

    Net income                                                                 $   475.3       $   405.1      $   366.7
===========================================================================================================================

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999 and 1998
                                  (in millions)


                                                                                          Accumulated
                                                           Additional                        other            Total
                                                Common       paid-in       Retained      comprehensive    shareholder's
                                                 stock       capital       earnings      income (loss)        equity
=========================================================================================================================
December 31, 1997                                $ 3.8       $ 914.7      $ 1,312.3         $ 247.1         $ 2,477.9

Comprehensive income:
    Net income                                     -             -            366.7             -               366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -              28.5              28.5
                                                                                                          ---------------
  Total comprehensive income                                                                                    395.2
                                                                                                          ---------------
Dividend to shareholder                            -             -           (100.0)            -              (100.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                  3.8         914.7        1,579.0           275.6           2,773.1
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            405.1             -               405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                     -             -              -            (315.0)           (315.0)
                                                                                                          ---------------
  Total comprehensive income                                                                                     90.1
                                                                                                          ---------------
Capital contribution                               -            26.4           87.9            23.5             137.8
Return of capital to shareholder                   -          (175.0)           -               -              (175.0)
Dividends to shareholder                           -             -            (61.0)            -               (61.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                  3.8         766.1        2,011.0           (15.9)          2,765.0
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -             132.6             132.6
                                                                                                          ---------------
  Total comprehensive income                                                                                    607.9
                                                                                                          ---------------
Return of capital to shareholder                   -          (120.0)           -               -              (120.0)
Dividends to shareholder                           -             -           (50.0)             -               (50.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 2000                                $ 3.8       $ 646.1      $ 2,436.3         $ 116.7         $ 3,202.9
=========================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     2000           1999            1998
==============================================================================================================================
Cash flows from operating activities:
  Net income                                                                     $    475.3     $    405.1      $    366.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,182.4        1,096.3         1,069.0
      Capitalization of deferred policy acquisition costs                            (778.9)        (637.0)         (584.2)
      Amortization of deferred policy acquisition costs                               352.1          272.6           214.5
      Amortization and depreciation                                                   (12.7)           2.4            (8.5)
      Realized losses (gains) on invested assets, net                                  19.4           11.6           (28.4)
      Increase in accrued investment income                                           (12.8)          (7.9)           (8.2)
     (Increase) decrease in other assets                                              (92.0)         122.9            16.4
      Decrease in policy liabilities                                                   (0.3)         (20.9)           (8.3)
      Increase (decrease) in other liabilities                                        229.3          149.7           (34.8)
      Other, net                                                                       22.3           (8.6)          (11.3)
------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                                   1,384.1        1,386.2           982.9
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                           2,988.7        2,307.9         1,557.0
  Proceeds from sale of securities available-for-sale                                 602.0          513.1           610.5
  Proceeds from repayments of mortgage loans on real estate                           911.7          696.7           678.2
  Proceeds from sale of real estate                                                    18.7            5.7           103.8
  Proceeds from repayments of policy loans and sale of other invested assets           79.3           40.9            23.6
  Cost of securities available-for-sale acquired                                   (3,475.5)      (3,724.9)       (3,182.8)
  Cost of mortgage loans on real estate acquired                                   (1,318.0)        (971.4)         (829.1)
  Cost of real estate acquired                                                         (7.1)         (14.2)           (0.8)
  Short-term investments, net                                                         (26.6)         (27.5)           69.3
  Other, net                                                                         (182.3)        (110.9)          (88.4)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in investing activities                                        (409.1)      (1,284.6)       (1,058.7)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital returned to shareholder                                                    (120.0)        (175.0)            -
  Net proceeds from issuance of short-term borrowings (commercial paper)              118.7            -               -
  Cash dividends paid                                                                (100.0)         (13.5)         (100.0)
  Increase in investment product and universal life insurance
    product account balances                                                        4,517.0        3,799.4         2,682.1
  Decrease in investment product and universal life insurance
    product account balances                                                       (5,377.1)      (3,711.1)       (2,678.5)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in financing activities                                        (961.4)        (100.2)          (96.4)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        13.6            1.4          (172.2)

Cash, beginning of year                                                                 4.8            3.4           175.6
------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                $     18.4     $      4.8      $      3.4
==============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation.


(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments, the liability for future policy benefits and claims and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $1.12 billion and $915.4 million of separate account assets at December 31, 2000 and 1999, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 21% in 2000 (29% in 1999 and 40% in 1998) of the Company's life insurance in force, 66% in 2000 (69% in 1999 and 74% in 1998) of the number of life insurance policies in force, and 8% in 2000 (13% in 1999 and 14% in 1998) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
              133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, is effective for the Company as of January 1, 2001.

              SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

              As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. Adoption of SFAS 133 will result in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) will be recorded in accumulated other comprehensive income at January 1, 2001. The adoption of SFAS 133 will result in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 will result in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively.

              Also, the Company expects that the adoption of SFAS 133 will increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

         (k)  RECLASSIFICATION
              Certain items in the 1999 and 1998 consolidated financial statements have been reclassified to conform to the 2000 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

             Notes to Consolidated Financial Statements, Continued



(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2000 and 1999 were:

                                                                                          Gross         Gross
                                                                         Amortized      unrealized    unrealized     Estimated
         (in millions)                                                      cost          gains         losses       fair value
         =========================================================================================================================
         December 31, 2000
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $    277.5      $  33.4       $   0.1       $    310.8
             Obligations of states and political subdivisions                    8.6          0.2           -                8.8
             Debt securities issued by foreign governments                      94.1          1.5           0.1             95.5
             Corporate securities                                            9,758.3        235.0         135.1          9,858.2
             Mortgage-backed securities - U.S. Government backed             2,719.1         46.1           3.8          2,761.4
             Asset-backed securities                                         2,388.2         36.3          16.2          2,408.3
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,245.8        352.5         155.3         15,443.0
           Equity securities                                                   103.5          9.5           4.0            109.0
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,349.3      $ 362.0       $ 159.3       $ 15,552.0
         =========================================================================================================================

         December 31, 1999
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                     $      428.4     $   23.4     $     2.4     $      449.4
             Obligations of states and political subdivisions                    0.8          -             -                0.8
             Debt securities issued by foreign governments                     110.6          0.6           0.8            110.4
             Corporate securities                                            9,390.4        110.3         179.9          9,320.8
             Mortgage-backed securities - U.S. Government backed             3,423.1         25.8          30.3          3,418.6
             Asset-backed securities                                         2,024.0          8.6          38.6          1,994.0
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,377.3        168.7         252.0         15,294.0
           Equity securities                                                    84.9         12.4           4.4             92.9
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,462.2      $ 181.1       $ 256.4       $ 15,386.9
         =========================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2000, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



                                                                                Amortized            Estimated
         (in millions)                                                             cost             fair value
         ===========================================================================================================
         Fixed maturity securities available for sale:
          Due in one year or less                                               $  1,288.7         $  1,287.0
          Due after one year through five years                                    4,577.9            4,572.4
          Due after five years through ten years                                   3,071.3            3,136.6
          Due after ten years                                                      1,200.6            1,277.3
         -----------------------------------------------------------------------------------------------------------
                                                                                  10,138.5           10,273.3
           Mortgage-backed securities                                              2,719.1            2,761.4
           Asset-backed securities                                                 2,388.2            2,408.3
         -----------------------------------------------------------------------------------------------------------
                                                                                $ 15,245.8         $ 15,443.0
         ===========================================================================================================

         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of each December 31:

         (in millions)
                                                                                      2000           1999
         ===========================================================================================================

          Gross unrealized gains (losses)                                       $    202.7      $    (75.3)
          Adjustment to deferred policy acquisition costs                            (23.2)           50.9
          Deferred federal income tax                                                (62.8)            8.5
         -----------------------------------------------------------------------------------------------------------
                                                                                $    116.7      $    (15.9)
         ===========================================================================================================

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

         (in millions)                                                      2000            1999             1998
         ===========================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                       $ 280.5        $ (607.1)         $ 52.6
           Equity securities                                                  (2.5)           (8.8)            4.2
         -----------------------------------------------------------------------------------------------------------
                                                                           $ 278.0        $ (615.9)         $ 56.8
         ===========================================================================================================

         Proceeds from the sale of securities available-for-sale during 2000, 1999 and 1998 were $602.0 million, $513.1 million and $610.5 million, respectively. During 2000, gross gains of $12.1 million ($10.4 million and $9.0 million in 1999 and 1998, respectively) and gross losses of $25.6 million ($28.0 million and $7.6 million in 1999 and 1998, respectively) were realized on those sales.

         The Company had $13.0 million and $15.6 million of real estate investments at December 31, 2000 and 1999, respectively, that were non-income producing the preceding twelve months.

         Real estate is presented at cost less accumulated depreciation of $25.7 million as of December 31, 2000 ($24.8 million as of December 31, 1999) and valuation allowances of $5.2 million as of December 31, 2000 ($5.5 million as of December 31, 1999).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The recorded investment of mortgage loans on real estate considered to be impaired was $9.8 million as of December 31, 2000 ($3.7 million as of December 31, 1999), which includes $5.3 million (none as of December 31, 1999) of impaired mortgage loans on real estate for which the related valuation allowance was $1.6 million (none as of December 31, 1999) and $4.5 million ($3.7 million as of December 31, 1999) of impaired mortgage loans on real estate for which there was no valuation allowance. During 2000, the average recorded investment in impaired mortgage loans on real estate was $7.7 million ($3.7 million in 1999) and interest income recognized on those loans totaled $0.4 million in 2000 (none in 1999) which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Allowance, beginning of year                                   $  44.4          $ 42.4          $ 42.5
           Additions (reductions) charged to operations                     4.1             0.7            (0.1)
           Direct write-downs charged against the allowance                (3.2)            --              --
           Allowance on acquired mortgage loans                              --             1.3             --
         -----------------------------------------------------------------------------------------------------------
              Allowance, end of year                                    $  45.3          $ 44.4          $ 42.4
         ===========================================================================================================

         An analysis of investment income by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Gross investment income:
           Securities available-for-sale:
             Fixed maturity securities                                 $ 1,095.5       $ 1,031.3      $    982.5
             Equity securities                                               2.6             2.5             0.8
           Mortgage loans on real estate                                   494.5           460.4           458.9
           Real estate                                                      32.2            28.8            40.4
           Short-term investments                                           27.0            18.6            17.8
           Other                                                            53.2            26.5            30.7
         -----------------------------------------------------------------------------------------------------------
               Total investment income                                   1,705.0         1,568.1         1,531.1
         Less investment expenses                                           50.1            47.3            49.5
         -----------------------------------------------------------------------------------------------------------
               Net investment income                                   $ 1,654.9       $ 1,520.8       $ 1,481.6
         ===========================================================================================================

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================

         Securities available-for-sale:
           Fixed maturity securities                                     $ (18.2)        $ (25.0)        $  (0.7)
           Equity securities                                                 4.7             7.4             2.1
         Mortgage loans on real estate                                      (4.2)           (0.6)            3.9
         Real estate and other                                              (1.7)            6.6            23.1
         -----------------------------------------------------------------------------------------------------------
                                                                         $ (19.4)        $ (11.6)         $ 28.4
         ===========================================================================================================

         Fixed maturity securities with an amortized cost of $12.8 million and $9.1 million were on deposit with various regulatory agencies as required by law as of December 31, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      SHORT-TERM BORROWINGS

         NLIC established a $300 million commercial paper program in October 2000. Borrowings under the commercial paper program are unsecured and are issued for terms of 364 days or less. As of December 31, 2000 the Company had $118.7 million of commercial paper outstanding at an average effective rate of 6.48%. See also note 13.

(5)      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate and foreign currency swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges. See note 2 (j) regarding accounting for derivatives under SFAS 133 effective January 1, 2001.

         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Currently, changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale and cross currency swaps hedging foreign denominated debt instruments, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The notional amount of derivative financial instruments outstanding as of December 31, 2000 and 1999 were as follows:


         (in millions )                                                                   2000            1999
         ===========================================================================================================
          Interest rate swaps
            Pay fixed/receive variable rate swaps hedging investments                  $    934.8       $  362.7
            Pay variable/receive fixed rate swaps hedging investments                        98.8           28.5
            Pay variable/receive variable rate swaps hedging investments                    184.0            9.0
            Other contracts hedging investments                                              20.4           10.1
            Pay variable/receive fixed rate swaps hedging liabilities                       965.3          577.2
            Pay variable/receive variable rate swaps hedging liabilities                    546.9           --

         Foreign currency swaps
             Hedging foreign currency denominated investments                          $     30.5       $   14.8
             Hedging foreign currency denominated liabilities                             1,542.2          577.2

         Interest rate futures contracts                                               $  5,659.8       $  781.6
         -----------------------------------------------------------------------------------------------------------



(6)      FEDERAL INCOME TAX

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2000 and 1999 were as follows:

         (in millions)                                                                    2000            1999
         ===========================================================================================================

         Deferred tax assets:
           Fixed maturity securities                                                   $   --           $    5.3
           Future policy benefits                                                          34.7            149.5
           Liabilities in separate accounts                                               462.7            373.6
           Mortgage loans on real estate and real estate                                   18.8             18.5
           Other assets and other liabilities                                              40.3             51.1
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                              556.5            598.0
           Valuation allowance                                                             (7.0)            (7.0)
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax assets                                                      549.5            591.0
         -----------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                       98.8             --
           Equity securities and other long-term investments                                6.4             10.8
           Deferred policy acquisition costs                                              783.7            724.4
           Deferred tax on realized investment gains                                       29.0             34.7
           Other                                                                           38.1             26.5
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                         956.0            796.4
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                $  406.5         $  205.4
         ===========================================================================================================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2000, 1999 and 1998.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company's current federal income tax liability was $108.9 million and $104.7 million as of December 31, 2000 and 1999, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Currently payable                                              $   78.0        $   53.6         $ 186.1
         Deferred tax expense                                              129.7           147.8             4.3
         -----------------------------------------------------------------------------------------------------------
                                                                         $ 207.7         $ 201.4         $ 190.4
         ===========================================================================================================

         Total federal income tax expense for the years ended December 31, 2000, 1999 and 1998 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           2000                     1999                     1998
                                                   ----------------------   ----------------------   ----------------------
         (in millions)                                Amount        %          Amount        %          Amount        %
         ==================================================================================================================
         Computed (expected) tax expense               $239.1      35.0         $212.3      35.0         $195.0      35.0
         Tax exempt interest and dividends
           received deduction                           (24.7)     (3.6)          (7.3)     (1.2)          (4.9)     (0.9)
         Income tax credits                              (8.0)     (1.2)          (4.3)     (0.7)           -         -
         Other, net                                       1.3       0.2            0.7       0.1            0.3       0.1
         ------------------------------------------------------------------------------------------------------------------
             Total (effective rate of each year)       $207.7      30.4         $201.4      33.2         $190.4      34.2
         ==================================================================================================================

         Total federal income tax paid was $74.6 million, $29.8 million and $173.4 million during the years ended December 31, 2000, 1999 and 1998, respectively.

(7)      COMPREHENSIVE INCOME

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                        $ 264.5        $ (665.3)         $ 58.2
            Adjustment to deferred policy acquisition costs                (74.0)          167.5           (12.9)
            Related federal income tax (expense) benefit                   (66.7)          171.4           (15.9)
         -----------------------------------------------------------------------------------------------------------
               Net                                                         123.8          (326.4)           29.4
         -----------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                           13.5            17.6            (1.4)
            Related federal income tax expense (benefit)                    (4.7)           (6.2)            0.5
         -----------------------------------------------------------------------------------------------------------
               Net                                                           8.8            11.4            (0.9)
         -----------------------------------------------------------------------------------------------------------
         Total Other Comprehensive Income (Loss)                         $ 132.6        $ (315.0)         $ 28.5
         ===========================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(8)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The Company in estimating its fair value disclosures used the following methods and assumptions:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              SHORT-TERM BORROWINGS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

              FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

              INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                    2000                             1999
                                                       -------------------------------  -------------------------------
                                                          Carrying       Estimated         Carrying       Estimated
         (in millions)                                     amount        fair value         amount        fair value
         ==============================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                 $ 15,451.3      $ 15,451.3       $ 15,289.7      $ 15,289.7
               Equity securities                              109.0           109.0             92.9            92.9
             Mortgage loans on real estate, net             6,168.3         6,327.8          5,786.3         5,745.5
             Policy loans                                     562.6           562.6            519.6           519.6
             Short-term investments                           442.6           442.6            416.0           416.0
           Cash                                                18.4            18.4              4.8             4.8
           Assets held in separate accounts                65,897.2        65,897.2         67,135.1        67,135.1

         Liabilities:
           Investment contracts                           (16,815.3)      (15,979.8)       (16,977.7)      (16,428.6)
           Policy reserves on life insurance contracts     (5,368.4)       (5,128.5)        (4,883.9)       (4,607.9)
           Short-term borrowings                             (118.7)         (118.7)             --              --
           Liabilities related to separate accounts       (65,897.2)      (64,237.6)       (67,135.1)      (66,318.7)

         Derivative financial instruments:
           Interest rate swaps hedging assets                  (8.3)           (8.3)             4.3             4.3
           Interest rate swaps hedging liabilities            (26.2)          (32.2)           (11.5)          (24.2)
           Foreign currency swaps                             (24.3)          (30.9)           (11.8)          (11.8)
           Futures contracts                                  (16.0)          (16.0)             1.3             1.3
         --------------------------------------------------------------------------------------------------------------

(9)      RISK DISCLOSURES

              The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $360.6 million extending into 2001 were outstanding as of December 31, 2000. The Company also had $55.6 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2000.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2000, NLIC's credit risk from these derivative financial instruments was $44.8 million.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (23% in 1999) in any geographic area and no more than 1% (2% in 1999) with any one borrower as of December 31, 2000. As of December 31, 2000, 36% (39% in 1999) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         REINSURANCE: The Company has entered into reinsurance contracts to cede a portion of its individual annuity business to The Franklin Life Insurance Company (Franklin) and beginning in 2000 with Security Benefit Life Insurance Company (SBL). Total recoveries due from Franklin were $97.7 million and $143.6 million as of December 31, 2000 and 1999, respectively, while amounts due from SBL totaled $45.4 million at December 31, 2000. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin and SBL have each established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% and 100% of the reinsured reserves for Franklin and SBL, respectively.

(10)     PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 2000, 1999 and 1998 were $1.9 million, $(8.3) million and $2.0 million, respectively. The Company has recorded a prepaid pension asset of $13.6 million and $13.3 million as of December 31, 2000 and 1999, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2000 and 1999 was $51.0 million and $49.6 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2000, 1999 and 1998 was $3.8 million, $4.9 million and $4.1 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2000 and 1999 follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                   ----------------------------  ---------------------------
         (in millions)                                                   2000         1999            2000          1999
         ===================================================================================================================
         Change in benefit obligation:
         Benefit obligation at beginning of year                     $ 1,811.4     $ 2,185.0      $    239.8    $    270.1
         Service cost                                                     81.4          80.0            12.2          14.2
         Interest cost                                                   125.3         109.9            18.7          17.6
         Actuarial loss (gain)                                            34.8         (95.0)           16.1         (64.4)
         Plan settlement                                                   --         (396.1)            --           --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         Acquired companies                                                --            --              --           13.3
         -------------------------------------------------------------------------------------------------------------------
         Benefit obligation at end of year                             1,981.7       1,811.4           276.4         239.8
         -------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year                2,247.6       2,541.9            91.3          77.9
         Actual return on plan assets                                    140.9         161.8            12.2           3.5
         Employer contribution                                             --           12.4            26.3          20.9
         Plan curtailment in 2000/settlement in 1999                      19.8        (396.1)            --            --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         -------------------------------------------------------------------------------------------------------------------
         Fair value of plan assets at end of year                      2,337.1       2,247.6           119.4          91.3
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                   355.4         436.2          (157.0)       (148.5)
         Unrecognized prior service cost                                  25.0          28.2             --            --
         Unrecognized net gains                                         (311.7)       (402.0)          (34.1)        (46.7)
         Unrecognized net (asset) obligation at transition                (6.4)         (7.7)            1.0           1.1
         -------------------------------------------------------------------------------------------------------------------
         Prepaid (accrued) benefit cost                              $    62.3     $    54.7      $   (190.1)   $   (194.1)
         ===================================================================================================================

         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                       Pension Benefits          Postretirement Benefits
                                                                  ---------------------------   ---------------------------
                                                                      2000          1999            2000          1999
        ===================================================================================================================

        Weighted average discount rate                               6.75%         7.00%             7.50%         7.80%
        Rate of increase in future compensation levels               5.00%         5.25%              --            --
        Assumed health care cost trend rate:
              Initial rate                                             --            --             15.00%        15.00%
              Ultimate rate                                            --            --              5.50%        5.50%
              Uniform declining period                                 --            --             5 Years       5 Years
        -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                  2000            1999            1998
         =========================================================================================================

         Service cost (benefits earned during the period)              $    81.4        $   80.0        $   87.6
         Interest cost on projected benefit obligation                     125.3           109.9           123.4
         Expected return on plan assets                                   (184.5)         (160.3)         (159.0)
         Recognized gains                                                  (11.8)           (9.1)           (3.8)
         Amortization of prior service cost                                  3.2             3.2             3.2
         Amortization of unrecognized transition obligation (asset)         (1.3)           (1.4)            4.2
         ---------------------------------------------------------------------------------------------------------
                                                                       $    12.3        $   22.3        $   55.6
         =========================================================================================================

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the plan resulting in a curtailment gain of $67.1 million. During 1999, the Plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Weighted average discount rate                                             7.00%         6.08%         6.00%
         Rate of increase in future compensation levels                             5.25%         4.33%         4.25%
         Expected long-term rate of return on plan assets                           8.25%         7.33%         7.25%
         ----------------------------------------------------------------------------------------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2000,
         1999 and 1998 were as follows:


         (in millions)                                                              2000          1999          1998
         ================================================================================================================
         Service cost (benefits attributed to employee service during the year)     $ 12.2        $ 14.2       $   9.8
         Interest cost on accumulated postretirement benefit obligation               18.7          17.6          15.4
         Expected return on plan assets                                               (7.9)         (4.8)         (4.4)
         Amortization of unrecognized transition obligation of affiliates              0.6           0.6           0.2
         Net amortization and deferral                                                (1.3)         (0.5)          0.6
         ----------------------------------------------------------------------------------------------------------------
                                                                                    $ 22.3        $ 27.1        $ 21.6
         ================================================================================================================


         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2000, 1999 and 1998 were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Discount rate                                                              7.80%         6.65%         6.70%
         Long-term rate of return on plan assets, net of tax in 1999 and 1998       8.30%         7.15%         5.83%
         Assumed health care cost trend rate:
            Initial rate                                                           15.00%        15.00%        12.00%
            Ultimate rate                                                           5.50%         5.50%         6.00%
            Uniform declining period                                               5 Years       5 Years      12 Years
         ----------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2000 and on the NPPBC for the year ended December 31, 2000 was not calculated.

(11) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 2000, 1999 and 1998 was $1.28 billion, $1.35 billion and $1.32 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2000, 1999 and 1998 was $158.7 million, $276.2 million and $171.0 million, respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which is effective January 1, 2001 for NLIC and its insurance company subsidiary. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2000 no dividends could be paid by NLIC without prior approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(12)     TRANSACTIONS WITH AFFILIATES

         During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2000, 1999 and 1998 were $170.1 million, $193.0 million, and $216.9 million, respectively, while benefits, claims and expenses ceded were $168.0 million, $197.3 million and $259.3 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2000, 1999 and 1998, the Company made payments to NMIC and Nationwide Services Company totaling $150.3 million, $124.1 million, and $95.0 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2000, 1999 and 1998, the Company made lease payments to NMIC and its subsidiaries of $14.1 million, $9.9 million and $8.0 million, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. Transactions under the agreements during 2000, 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $321.1 million and $411.7 million as of December 31, 2000 and 1999, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2000 were $65.0 million, $79.7 million and $74.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     BANK LINES OF CREDIT

         Also available as a source of funds to the Company is a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2000. Of the total facility, $300 million is designated to back NLIC's $300 million commercial paper program. Therefore, borrowing capacity under this facility would be reduced by the amount of any commercial paper outstanding.

(14)     CONTINGENCIES

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(15)     SEGMENT INFORMATION

         The Company has redefined its business segments in order to align this disclosure with the way management currently views its core operations. This updated view better reflects the different economics of the Company's various businesses and also aligns well with the current market focus. As a result, the Company now reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment. All 1999 and 1998 amounts have been restated to reflect the new business segments.

         The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

         The Institutional Products segment is comprised of the Company's group pension and payroll deduction business, both public and private sectors, and medium-term note program. The public sector includes the 457 business in the form of fixed and variable annuities. The private sector includes the 401(k) business generated through fixed and variable annuities.

         The Life Insurance segment consists of insurance products, including universal life insurance, corporate-owned life insurance and bank-owned life insurance products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's investment advisory and broker/dealer subsidiary, unallocated expenses and interest expense on short-term borrowings. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments in the Corporate segment.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2000, 1999 and 1998.

                                                          Individual    Institutional      Life
         (in millions)                                      Annuity       Products       Insurance   Corporate     Total
         ===================================================================================================================
         2000:
         Net investment income                            $   483.2     $   827.4     $   289.2    $    55.1     $ 1,654.9
         Other operating revenue                              625.9         251.6         453.9         17.0       1,348.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                      1,109.1       1,079.0         743.1         72.1       3,003.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  396.4         628.8         157.2         --         1,182.4
         Amortization of deferred policy
            acquisition costs                                 238.7          49.2          64.2         --           352.1
         Interest expense on short-term
            borrowings                                         --            --            --            1.3           1.3
         Other benefits and expenses                          192.3         170.3         368.8         33.7         765.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    827.4         848.3         590.2         35.0       2,300.9
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                281.7         230.7         152.9         37.1         702.4
         Realized losses on investments                        --            --            --          (19.4)        (19.4)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   281.7     $   230.7     $   152.9    $    17.7     $   683.0
         ===================================================================================================================

         Assets as of year end                            $45,422.5     $37,217.3     $ 8,103.3    $ 1,824.2     $92,567.3
         -------------------------------------------------------------------------------------------------------------------

         1999:
         Net investment income                            $   458.9     $   771.2     $   253.1    $    37.6     $ 1,520.8
         Other operating revenue                              511.4         211.9         393.0         66.1       1,182.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                        970.3         983.1         646.1        103.7       2,703.2
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  384.9         580.9         130.5         --         1,096.3
         Amortization of deferred policy
            acquisition costs                                 170.9          41.6          60.1         --           272.6
         Other benefits and expenses                          155.3         142.8         334.7         83.4         716.2
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    711.1         765.3         525.3         83.4       2,085.1
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                259.2         217.8         120.8         20.3         618.1
         Realized losses on investments                        --            --            --          (11.6)        (11.6)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   259.2     $   217.8     $   120.8    $     8.7     $   606.5
         ===================================================================================================================

         Assets as of year end                            $45,667.8     $39,045.1     $ 6,616.7    $ 1,346.3     $92,675.9
         -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                            Individual    Institutional     Life
         (in millions)                                        Annuity        Products     Insurance   Corporate     Total
         ===================================================================================================================
         1998:
         Net investment income                              $   431.7     $   784.7     $   225.6    $    39.6    $ 1,481.6
         Other operating revenue                                412.6         167.8         318.5         66.8        965.7
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                          844.3         952.5         544.1        106.4      2,447.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                    357.9         595.7         115.4         --        1,069.0
         Amortization of deferred policy
            acquisition costs                                   129.2          38.9          46.4         --          214.5
         Other benefits and expenses                            125.7         137.5         293.5         78.4        635.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                      612.8         772.1         455.3         78.4      1,918.6
         -------------------------------------------------------------------------------------------------------------------
         Operating income before federal
             income tax                                         231.5         180.4          88.8         28.0        528.7
         Realized gains on investments                           --            --            --           28.4         28.4
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                              $   231.5     $   180.4     $    88.8    $    56.4    $   557.1
         ===================================================================================================================

         Assets as of year end                              $36,641.8     $30,618.4     $ 5,187.6    $ 1,894.3    $74,342.1
         -------------------------------------------------------------------------------------------------------------------

         ----------
         1     Excludes net realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C.  OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements:

               (1)  Financial statements included in Prospectus.

                    (Part A):
                    Condensed Financial Information. Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part
                    A).

               Nationwide Variable Account-9:

                    Independent Auditors' Report.

                    Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2000.

                    Statements of Operations for the year ended December 31, 2000.

                    Statements of Changes in Contract Owners' Equity for the years ended December 31, 2000 and 1999.

                    Notes to Financial Statements.

               Nationwide Life Insurance Company:

                    Independent Auditors' Report.

                    Consolidated Balance Sheets as of December 31, 2000 and
                    1999.

                    Consolidated Statements of Income for the years ended December 31, 2000, 1999 and 1998.

                    Consolidated Statements of Shareholder's Equity for the years ended December 31, 2000, 1999 and 1998.

                    Consolidated Statements of Cash Flows for the years ended December 31, 2000, 1999 and 1998.

                    Notes to Consolidated Financial Statements.

Item 24. (b) Exhibits

               (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

               (2)  Not Applicable

               (3) Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

                    Underwriting or Distribution of Contracts between the Depositor and SDI as Principal Underwriter - Filed Previously with Registration Statement (333-28995) and hereby incorporated by reference.

                    Underwriting or Distribution of contracts between the Depositor and Waddell & Reed, Inc. - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

               (4) The form of the variable annuity contract - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

               (5) Variable Annuity Application - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

               (6) Articles of Incorporation of Depositor - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

               (7) Contract of reinsurance in connection with the variable annuity contracts offered - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

                    Contract of reinsurance in connection with the variable annuity contracts offered in conjunction with the National Education Association - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

               (8)  Not Applicable

               (9) Opinion of Counsel - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

               (10) Not Applicable

               (11) Not Applicable

               (12) Not Applicable

               (13) Performance Advertising Calculation Schedule - Filed
                    previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC 28365-6107

                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH 43701

                          Yvonne M. Curl                                         Director
                          Avaya Inc.
                          Room 3C322
                          211 Mt. Airy Road
                          Basking Ridge, NJ 07290

                          Kenneth D. Davis                                       Director
                          7229 Woodmansee Road
                          Leesburg, OH 45135

                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          301 East Marshall Street
                          Marshall, MN 56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH 44691

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          W.G. Jurgensen                                  Chief Executive Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH 43215

                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH 43025

                          Ralph M. Paige                                         Director
                          Federation of Southern
                          Cooperatives/Land Assistance Fund
                          2769 Church Street
                          East Point, GA  30344

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026

                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618


                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                          BUSINESS ADDRESS                                    WITH DEPOSITOR
                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Richard D. Headley                             Executive Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215

                          Michael S. Helfer                             Executive Vice President -
                          One Nationwide Plaza                              Corporate Strategy
                          Columbus, OH 43215

                          Donna A. James.                               Executive Vice President -
                          One Nationwide Plaza                         Chief Administrative Officer
                          Columbus, OH 43215

                          Robert A. Oakley                             Executive Vice President -
                          One Nationwide Plaza                     Chief Financial Officer and Treasurer
                          Columbus, OH 43215

                          Robert J. Woodward, Jr.                       Executive Vice President -
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, Ohio 43215

                          John R. Cook, Jr.                               Senior Vice President -
                          One Nationwide Plaza                         Chief Communications Officer
                          Columbus, OH 43215

                          Thomas L. Crumrine                               Senior Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215

                          David A. Diamond                               Senior Vice President -
                          One Nationwide Plaza                              Corporate Strategy
                          Columbus, OH 43215

                          Philip C. Gath                                 Senior Vice President -
                          One Nationwide Plaza                      Chief Actuary -Nationwide Financial
                          Columbus, OH  43215

                          Patricia R. Hatler                              Senior Vice President,
                          One Nationwide Plaza                         General Counsel and Secretary
                          Columbus, OH 43215

                          David K. Hollingsworth                        Senior Vice President -
                          One Nationwide Plaza                           Business Development and
                          Columbus, OH 43215                                 Sponsor Relations

                          David R. Jahn                                  Senior Vice President -
                          One Nationwide Plaza                              Project Management
                          Columbus, OH 43215

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH 43215



                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES



                          BUSINESS ADDRESS                                    WITH DEPOSITOR
                          Gregory S. Lashutka                            Senior Vice President -
                          One Nationwide Plaza                              Corporate Relations
                          Columbus, OH 43215

                          Edwin P. McCausland, Jr.                       Senior Vice President -
                          One Nationwide Plaza                            Fixed Income Securities
                          Columbus, OH 43215

                          Mark D. Phelan                                 Senior Vice President -
                          One Nationwide Plaza                           Technology and Operations
                          Columbus, OH 43215

                          Douglas C. Robinette                            Senior Vice President -
                          One Nationwide Plaza                                    Claims
                          Columbus, OH 43215

                          Mark R. Thresher                               Senior Vice President -
                          One Nationwide Plaza                        Finance - Nationwide Financial
                          Columbus, OH 43215

                          Richard M. Waggoner                            Senior Vice President -
                          One Nationwide Plaza                                  Operations
                          Columbus, OH 43215

                          Susan A. Wolken                             Senior Vice President - Product
                          One Nationwide Plaza                          Management and Nationwide
                          Columbus, OH 43215                                Financial Marketing

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

          *Subsidiaries for which separate financial statements are filed

          **Subsidiaries included in the respective consolidated financial statements

          ***Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

          ****other subsidiaries


                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
The 401(k) Companies, Inc.               Texas                                         Holding company

The 401(k) Company                       Texas                                         Third-party administrator for 401(k)
                                                                                       plans
401(k) Investment Advisors, Inc.         Texas                                         Investment advisor registered with
                                                                                       the SEC
401(k) Investments Services, Inc.        Texas                                         NASD registered broker-dealer

Affiliate Agency, Inc.                   Delaware                                      Insurance agency marketing life
                                                                                       insurance and annuity products
                                                                                       through financial institutions

Affiliate Agency of Ohio, Inc.           Ohio                                          Insurance agency marketing life
                                                                                       insurance and annuity products
                                                                                       through financial institutions

AGMC Reinsurance, Ltd.                   Turks and Caico Islands                       Reinsurance company

AID Finance Services, Inc.               Iowa                                          Holding company

Allied Document Solutions, Inc.          Iowa                                          General printing services

ALLIED General Agency Company            Iowa                                          Managing general agent and surplus
                                                                                       lines broker for property and
                                                                                       casualty insurance products

ALLIED Group, Inc.                       Iowa                                          Property and casualty holding company

ALLIED Group Insurance Marketing         Iowa                                          Direct marketer for property and
Company                                                                                casualty insurance products

ALLIED Property and Casualty Insurance   Iowa                                          Underwrites general property and
Company                                                                                casualty insurance

Allnations, Inc.                         Ohio                                          Promotes international cooperative
                                                                                       insurance organizations

AMCO Insurance Company                   Iowa                                          Underwrites general property and
                                                                                       casualty insurance

American Marine Underwriters, Inc.       Florida                                       Underwriting manager for ocean cargo
                                                                                       and bulk insurance

Asset Management Holdings, P/C           United Kingdom                                Holding company

Auto Direkt Insurance Company            Germany                                       Insurance company

Cal-Ag Insurance services, Inc.          California                                    Captive insurance brokerage firm

CalFarm Insurance Agency                 California                                    Former marketing company for
                                                                                       traditional agent producers of
                                                                                       CalFarm Insurance Company

CalFarm Insurance Company                California                                    Multi-line insurance company

Caliber Funding                          Delaware                                      A limited purpose corporation


                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
Colonial County Mutual Insurance         Texas                                         Insurance company
Company

Columbus Insurance Brokerage and         Germany                                       General service insurance broker
Service GmbH

Cooperative Service Company              Nebraska                                      Insurance agency that sells and
                                                                                       services commercial insurance

Damian Securities Limited                England/Wales                                 Investment holding company

Depositors Insurance Company             Iowa                                          Underwrites property and casualty
                                                                                       insurance

Discover Insurance Agency of Texas, LLC  Texas                                         Insurance agency

Discover Insurance Agency, LLC           Texas                                         Insurance agency

eNationwide, LLC                         Ohio                                          Limited liability company that
                                                                                       provides administrative services to
                                                                                       Nationwide's direct operations

Excaliber Funding Corporation            Delaware                                      Limited purpose corporation

F&B, Inc.                                Iowa                                          Insurance agency

Farmland Mutual Insurance Company        Iowa                                          Mutual insurance company

Fenplace Limited                         England/Wales                                 Inactive

Fenplace Two Ltd.                        England/Wales                                 Previously provided investment management
                                                                                       and advisory services to business,
                                                                                       institutional and private investors;
                                                                                       transferred investment management activity
                                                                                       to Gartmore Investment Limited

Financial Horizons Distributors Agency   Alabama                                       Insurance agency marketing life
of Alabama, Inc.                                                                       insurance and annuity products
                                                                                       through financial institutions

Financial Horizons Distributors Agency   Ohio                                          Insurance marketing life insurance
of Ohio, Inc.                                                                          and annuity products through
                                                                                       financial institutions

Financial Horizons Distributors Agency   Oklahoma                                      Insurance marketing life insurance
of Oklahoma, Inc.                                                                      and annuity products through
                                                                                       financial institutions

Financial Horizons Distributors Agency   Texas                                         Insurance marketing life insurance
of Texas, Inc.                                                                         and annuity products through
                                                                                       financial institutions

*Financial Horizons Investment Trust     Massachusetts                                 Diversified, open-end investment
                                                                                       company

Financial Horizons Securities            Oklahoma                                      Limited broker-dealer doing business
Corporation                                                                            solely in the financial institution
                                                                                       market

Gartmore 1990 Ltd.                       England/Wales                                 A general partner in a limited
                                                                                       partnership formed to invest in
                                                                                       unlisted securities

Gartmore 1990 Trustee Ltd.               England/Wales                                 Inactive


                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
Gartmore Capital Management Ltd.         England/Wales                                 Investment management and advisory
                                                                                       services to business, institutional
                                                                                       and private investors; transferred
                                                                                       investment management activity to
                                                                                       Gartmore Investment Limited

Gartmore Europe Ltd.                     England/Wales                                 Investment holding company

Gartmore Fund Managers International     Jersey, Channel Islands                       Investment administration and support
Limited

Gartmore Fund Managers Ltd.              England/Wales                                 Authorized unit trust management

Gartmore Indosuez UK Recovery Fund       England/Wales                                 General partner in two limited
                                                                                       partnerships formed to invest in
                                                                                       unlisted securities

Gartmore Investment Ltd.                 England/Wales                                 Investment management and advisory
                                                                                       services to pension funds, unit trusts
                                                                                       and other collective investment
                                                                                       schemes, investment trusts and
                                                                                       portfolios for corporate and other
                                                                                       institutional clients

Gartmore Investment Management           Jersey, Channel Islands                       Investment management services
(Channel Islands) Limited

Gartmore Investment Management plc       England/Wales                                 Investment holding company

Gartmore Investment Services GmbH        Germany                                       Marketing support

Gartmore Investment Services Ltd.        England/Wales                                 Investment holding company

Gartmore Japan Limited                   Japan                                         Investment management

Gartmore Nominees Ltd.                   England/Wales                                 Inactive

Gartmore Nominees (Jersey) Ltd.          Jersey, Channel Islands                       Inactive

Gartmore Pension Fund Trustees, Ltd.     England/Wales                                 Trustee of Gartmore Pension Scheme

Gartmore Scotland Ltd.                   Scotland                                      Inactive

Gartmore Securities Ltd.                 England/Wales                                 Investment holding company; joint
                                                                                       partner in Gartmore Global Partners

Gartmore U.S. Ltd.                       England/Wales                                 Joint partner in Gartmore Global
                                                                                       Partners

GIL Nominees Ltd.                        England/Wales                                 Inactive

GatesMcDonald Health Plus Inc.           Ohio                                          Managed care organization

Gates, McDonald & Company                Ohio                                          Services employers for managing
                                                                                       workers' and unemployment compensation
                                                                                       matters

Gates, McDonald & Company of Nevada      Nevada                                        Self-insurance administration, claims
                                                                                       examinations and data processing
                                                                                       services


                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
Gates, McDonald & Company of New York,   New York                                      Workers' compensation/self-insured
Inc.                                                                                   claims administration services to
                                                                                       employers with exposure in New York

Insurance Intermediaries, Inc.           Ohio                                          Insurance agency providing commercial
                                                                                       property and casualty brokerage
                                                                                       services

Landmark Financial Services of New       New York                                      Insurance agency marketing life
York, Inc.                                                                             insurance and annuity products through
                                                                                       financial institutions

Leben Direkt Insurance Company           Germany                                       Life insurance through direct mail

Lone Star General Agency, Inc.           Texas                                         General agent to market non-standard
                                                                                       automobile and motorcycle insurance
                                                                                       for Colonial Mutual Insurance Company

MedProSolutions, Inc.                    Massachusetts                                 Provides third-party administration
                                                                                       services for workers compensation,
                                                                                       automobile injury and disability claims

Morley & Associates, Inc.                Oregon                                        Insurance brokerage

Morley Capital Management, Inc.          Oregon                                        Investment adviser and stable value
                                                                                       money management

Morley Financial Services, Inc.          Oregon                                        Holding company

Morley Research Associates, Ltd.         Delaware                                      Credit research consulting

**MRM Investments, Inc.                  Ohio                                          Owns and operates a recreational ski
                                                                                       facility

**National Casualty Company              Wisconsin                                     Insurance company

National Casualty Company of America,    England                                       Insurance company
Ltd.

National Deferred Compensation, Inc.     Ohio                                          Administers deferred compensation
                                                                                       plans for public employees

**National Premium and Benefit           Delaware                                      Provides third-party administration
Administration Company                                                                 services

Nationwide Advisory Services, Inc.       Ohio                                          Registered broker-dealer providing
                                                                                       investment management and
                                                                                       administrative services

Nationwide Affinity Insurance Company    Kansas                                        Insurance company
of America

**Nationwide Agency, Inc.                Ohio                                          Insurance agency

Nationwide Agribusiness Insurance        Iowa                                          Provides property and casualty
Company                                                                                insurance primarily to agricultural
                                                                                       business

Nationwide Arena, LLC                    Ohio                                          Limited liability company related to
                                                                                       arena development

*Nationwide Asset Allocation Trust       Ohio                                          Diversified open-end investment company


                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
Nationwide Asset Management Holdings,    United Kingdom                                Holding company
Ltd.

Nationwide Assurance Company             Wisconsin                                     Underwrites non-standard automobile
                                                                                       and motorcycle insurance

Nationwide Cash Management Company       Ohio                                          Investment securities agent

Nationwide Corporation                   Ohio                                          Holding company for entities
                                                                                       affiliated with Nationwide Mutual
                                                                                       Insurance Company

Nationwide Exclusive Distribution        Ohio                                          A limited liability company providing
Company, LLC                                                                           agency support services to Nationwide
                                                                                       exclusive agents

Nationwide Financial Assignment Company  Ohio                                          Assignment company to administer
                                                                                       structured settlement business

Nationwide Financial Institution         Delaware                                      Insurance agency
Distributors Agency, Inc.

Nationwide Financial Institution         New Mexico                                    Insurance agency
Distributors Agency, Inc. of
New Mexico

Nationwide Financial Institution         Massachusetts                                 Insurance agency
Distributors Agency, Inc. of
Massachusetts

Nationwide Financial Services            Bermuda                                       Long-term insurer which issued
(Bermuda) Ltd.                                                                         variable annuity and variable life
                                                                                       products to persons outside the U.S.
                                                                                       and Bermuda

Nationwide Financial Services Capital    Delaware                                      Trust which issues and sells
Trust                                                                                  securities and uses proceeds to
                                                                                       acquire debentures

Nationwide Financial Services Capital    Delaware                                      Trust which issues and sells
Trust II                                                                               securities and uses proceeds to
                                                                                       acquire debentures

Nationwide Financial Services, Inc.      Delaware                                      Holding company for entities
                                                                                       associated with Nationwide Mutual
                                                                                       Insurance Company

Nationwide Foundation                    Ohio                                          Not-for profit corporation

Nationwide General Insurance Company     Ohio                                          Primarily provides automobile and
                                                                                       fire insurance to select customers

Nationwide Global Finance, LLC           Ohio                                          Acts as a support company for
                                                                                       Nationwide Global Holdings, Inc. and
                                                                                       its international capitalization
                                                                                       efforts

Nationwide Global Funds                  Luxembourg                                    Exempted company with limited
                                                                                       liability for purpose of issuing
                                                                                       investment shares to segregated asset
                                                                                       accounts of Nationwide Financial
                                                                                       Services (Bermuda) Ltd. and to
                                                                                       non-U.S. resident investors

Nationwide Global Holdings, Inc.         Ohio                                          Holding company for Nationwide
                                                                                       Insurance Enterprise international
                                                                                       operations


                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
Nationwide Global Holdings, Inc.-NGH     Grand Duchy of                                Analyzes European market of life
Luxembourg Branch                        Luxembourg                                    insurance

Nationwide Global Japan, Inc.            Delaware                                      Holding company

Nationwide Global Limited                Hong Kong                                     Primarily a holding company for
                                                                                       Nationwide Global Holdings, Inc.
                                                                                       Asian operations
Nationwide Global Holdings-NGH Brasil    Brazil                                        Holding company
Participacoes LTDA

Nationwide Health Plans, Inc.            Ohio                                          Health insuring organization

Nationwide Home Mortgage Company         Iowa                                          Mortgage lendor

Nationwide Holdings, SA                  Brazil                                        Participates in other companies
                                                                                       related to international operations

*Nationwide Indemnity Company            Ohio                                          Reinsurance company assuming business
                                                                                       from Nationwide Mutual Insurance
                                                                                       Company and other insurers within the
                                                                                       Nationwide Insurance Enterprise

Nationwide Insurance Company of America  Wisconsin                                     Independent agency personal lines
                                                                                       underwriter of property and casualty
                                                                                       insurance

Nationwide Insurance Company of Florida  Ohio                                          Transacts general insurance business
                                                                                       except life insurance

Nationwide International Underwriters    California                                    Special risks, excess and surplus
                                                                                       lines underwriting manager

Nationwide Investing Foundation          Michigan                                      Provides investors with continuous
                                                                                       source of investment under management
                                                                                       of trustees

*Nationwide Investing Foundation II      Massachusetts                                 Diversified, open-end investment
                                                                                       company

Nationwide Investment Services           Oklahoma                                      Registered broker-dealer
Corporation

Nationwide Investors Services, Inc.      Ohio                                          Stock transfer agent

**Nationwide Life and Annuity            Ohio                                          Life insurance company
Insurance Company

**Nationwide Life Insurance Company      Ohio                                          Life insurance company

Nationwide Lloyds                        Texas                                         Commercial property insurance in Texas

Nationwide Management Systems, Inc.      Ohio                                          Preferred provider organization,
                                                                                       products and related services

Nationwide Mutual Fire Insurance         Ohio                                          Mutual insurance company
Company

*Nationwide Mutual Funds                 Ohio                                          Diversified, open-end investment
                                                                                       company

Nationwide Mutual Insurance Company      Ohio                                          Mutual insurance company


                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
Nationwide Properties, Ltd.              Ohio                                          Develop, own and operate real estate
                                                                                       and real estate investments

Nationwide Property and Casualty         Ohio                                          Insurance company
Insurance Company

Nationwide Realty Investors, Inc.        Ohio                                          Develop, own and operate real estate
                                                                                       and real estate investments

Nationwide Retirement Plan Services,     Ohio                                          Insurance agency
Inc.

Nationwide Retirement Solutions, Inc.    Delaware                                      Market and administer deferred
                                                                                       compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    Alabama                                       Market and administer deferred
of Alabama                                                                             compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    Arizona                                       Market and administer deferred
of Arizona                                                                             compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    Arkansas                                      Market and administer deferred
of Arkansas                                                                            compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    Montana                                       Market and administer deferred
of Montana                                                                             compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    Nevada                                        Market and administer deferred
of Nevada                                                                              compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    New Mexico                                    Market and administer deferred
of New Mexico                                                                          compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    Ohio                                          Market variable annuity contracts to
of Ohio                                                                                members of the National Education
                                                                                       Association in the state of Ohio

Nationwide Retirement Solutions, Inc.    Oklahoma                                      Market variable annuity contracts to
of Oklahoma                                                                            members of the National Education
                                                                                       Association in the state of Oklahoma

Nationwide Retirement Solutions, Inc.    South Dakota                                  Market and administer deferred
of South Dakota                                                                        compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    Texas                                         Market and administer deferred
of Texas                                                                               compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    Wyoming                                       Market variable annuity contracts to
of Wyoming                                                                             members of the National Education
                                                                                       Association in the state of Wyoming


                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
Nationwide Retirement Solutions          Massachusetts                                 Market and administer deferred
Insurance Agency Inc.                                                                  compensation plans for public
                                                                                       employees

Nationwide Seguradora S.A.               Brazil                                        Engage in elementary, health and life
                                                                                       insurance; private open pension and
                                                                                       wealth concession plans

*Nationwide Separate Account Trust       Massachusetts                                 Diversified, open-end investment
                                                                                       company

Nationwide Services Company, LLC.        Ohio                                          Single member limited liability
                                                                                       company performing shared services
                                                                                       functions for the Nationwide
                                                                                       Insurance Enterprise

Nationwide Towarzstwo Ubezieczen na      Poland                                        Life insurance and pension products
Zycie SA                                                                               in Poland

Nationwide Trust Company, FSB            United States                                 Federal savings bank chartered by the
                                                                                       Office of Thrift Supervision in U.S.
                                                                                       Department of Treasury to exercise
                                                                                       custody and fiduciary powers

Nationwide UK Asset Management           United Kingdom                                Holding company
Holdings, Ltd.

Nationwide UK Holding Company, Ltd.      United Kingdom                                Holding company

Neckura Holding Company                  Germany                                       Administrative services for Neckura
                                                                                       Insurance Group

Neckura Insurance Company                Germany                                       Insurance company

Neckura Life Insurance Company           Germany                                       Life and health insurance company

Nevada Independent                       Nevada                                        Workers' compensation administrative
Companies-Construction                                                                 services to Nevada employers in the
                                                                                       construction industry

Nevada Independent Companies-Health      Nevada                                        Workers' compensation administrative
and Nonprofit                                                                          services to Nevada employers in
                                                                                       health and nonprofit industries

Nevada Independent Companies-            Nevada                                        Workers' compensation administrative
Hospitality and Entertainment                                                          services to Nevada employers in the
                                                                                       hospitality and entertainment
                                                                                       industries

Nevada Independent Companies-            Nevada                                        Workers' compensation administrative
Manufacturing, Transportation and                                                      services to Nevada employers in the
Distribution                                                                           manufacturing, transportation and
                                                                                       distribution industries

NFS Distributors, Inc.                   Delaware                                      Holding company for Nationwide
                                                                                       Financial Services, Inc. distribution
                                                                                       companies


                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
NGH Luxembourg, S.A                      Luxembourg                                    Acts primarily as holding company for
                                                                                       Nationwide Global Holdings, Inc.
                                                                                       European operations

NGH Netherlands, B.V.                    The Netherlands                               Holding company for other overseas
                                                                                       companies

NGH UK, Ltd.                             United Kingdom                                Assists Nationwide Global Holdings,
                                                                                       Inc. with European operations and
                                                                                       marketing

Northpointe Capital LLC                  Delaware                                      Limited liability company for
                                                                                       investments

PanEuroLife                              Luxembourg                                    Life insurance company providing
                                                                                       individual life insurance primarily
                                                                                       in the UK, Belgium and France

Pension Associates, Inc.                 Wisconsin                                     Pension plan administration and
                                                                                       record keeping services

Portland Investment Services, Inc.       Oregon                                        NASD registered broker-dealer

Premier Agency, Inc.                     Iowa                                          Insurance agency

Riverview Agency, Inc.                   Texas                                         Has a pending application to become a
                                                                                       licensed insurance agency with the
                                                                                       Texas Department of Insurance

Scottsdale Indemnity Company             Ohio                                          Insurance company

Scottsdale Insurance Company             Ohio                                          Insurance company

Scottsdale Surplus Lines Insurance       Arizona                                       Provides excess and surplus lines
Company                                                                                insurance coverage on a non-admitted
                                                                                       basis

Siam-Ar-Na-Khet Company Limited          Thailand                                      Holding company

Sun Direct                               Germany                                       Writes direct auto insurance

Versicherungs-Atiengesclischaft

SVM Sales GmbH, Neckura Insurance Group  Germany                                       Recruits and supervises external
                                                                                       sales partners who obtain new
                                                                                       business for the Neckura Group as
                                                                                       well as to offer financial services

Thai Prasit Nationwide Company Limited   Thailand                                      Holding company

Union Bond & Trust Company               Oregon                                        Oregon state bank with trust powers

Vertboise, SA                            Luxembourg                                    Real property holding company

Vicpic Ltd.                              England/Wales                                 Inactive

Villanova Capital, Inc.                  Delaware                                      Holding company

Villanova Distribution Services, Inc.    Iowa                                          Broker-dealer


                COMPANY                     STATE/COUNTRY OF     NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                              ORGANIZATION        (SEE ATTACHED CHART
                                                                    UNLESS OTHERWISE
                                                                      INDICATED)
Villanova Global Asset Management Trust  Delaware                                       Holding company for Gartmore Group
                                                                                        and a registered investment advisor

Villanova Mutual Fund Capital Trust      Delaware                                       Trust designed to act as a
                                                                                        registered investment advisor

Villanova SA Capital Trust               Delaware                                       Trust designed to act as a
                                                                                        registered investment advisor

Villanova Securities, LLC                Delaware                                       Provides brokerage services for
                                                                                        block mutual fund trading for both
                                                                                        affiliated and non-affiliated
                                                                                        investment advisors and performs
                                                                                        block mutual fund trading directly
                                                                                        with fund companies

Western Heritage Insurance Company       Arizona                                        Underwrites excess and surplus lines
                                                                                        of property and casualty insurance


                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Fidelity Advisor Variable             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
      Account                                                         Account

  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies

      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies

  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies

  *   Nationwide VL Separate                           Ohio           Nationwide Life and         Issuer of Life Insurance
      Account -D                                                      Annuity Separate Account    Policies


                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

                                                                                                                         (left side)








           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   NATIONWIDE AFFINITY   |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|       OF AMERICA        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 500,000    |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%       $23,843,431   |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 300,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI-100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         ALLIED          |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    DOCUMENT SOLUTIONS,  |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           INC.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-88.9%                 |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                                        ----------------------------
                                                                        |          WESTERN         |
                                                                        |    HERITAGE INSURANCE    |
                                                                        |          COMPANY         |
                                                                        |                          |
                                                                        |Common Stock: 4,776,076   |--------------------------------
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-100%      $57,000,000 |
                                                                        ----------------------------


                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  --------------------|---------------------                                              ------------------|-----------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |--------------------------------------------------------------|-------------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            ---------------|----------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |Guaranty Fund                 |        |   |                              |            |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
         |Certificate                   |   |    |---|------------     Shares       |         |--|------------     Shares       |
         |-----------                   |   |    |   |                              |         |  |                              |
         |                 Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $142,943,140 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
         |                              |   |    |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |         |  |                              |
         |------------                  |   |    |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
         |                              |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |   |    |   |                              |         |  |                              |
         |                 ----         |   |    |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |         |  |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |         |  |Neckura-100%     DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |         |  |         NECKURA LIFE         |
         |           COMPANY            |   |    |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |                              |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:    4,000        |
         |                              |        |   |------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |            |                              |            |                              |
         |                 ----         |        |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |        |   |                 ----         |         |  |                 ----         |
         |Mutual-100%      $5,336,063   |        |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%     DM 15,825,681|
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |         |  |      COLUMBUS INSURANCE      |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |         |  |    BROKERAGE AND SERVICE     |
         |             (SIC)            |        |   |                              |         |  |             GmbH             |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |         |  |Common Stock:    1 Share      |
     |---|------------     Shares       |--------|---|------------     Shares       |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                              |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |         |  |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |         |  |Neckura-100%     DM 51,639    |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital:                |         |  |                              |
     |   |                              |        |   |-------------                 |         |  |                              |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |         |  |                              |
     |   --------------------------------        |   -------------------------------          |  --------------------------------
     |                                           |                                            |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |         |  |         LEBEN DIREKT         |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |         |  |                              |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |         |  |Common Stock:    4,000 Shares |
     |---|------------     Shares       |        |---|  -------------               |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                 Cost         |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 ----         |        |   |                 ----         |         |  |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |         |  |Neckura-100%     DM 4,000,000 |
     |   |                              |        |   |                              |         |  |                              |
     |   --------------------------------        |   ----------------|---------------         |  --------------------------------
     |                                           |                   |                        |
     |   --------------------------------        |   ----------------|---------------         |  --------------------------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |         |  |          AUTO DIREKT         |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |         |  |        INSURANCE COMPANY     |
     |   |           COMPANY            |        |   |                              |         |  |                              |
     |   |Common Stock:    10,000       |        |   |                              |         |  |Common Stock:    1500  Shares |
  ---|---|------------     Shares       |        |   |                              |         |--|------------                  |
         |                              |        |   |                              |         |  |                              |
         |                 Cost         |        |   |                              |         |  |                 Cost         |
         |                 ----         |        |   |                              |         |  |                 ----         |
         |SIC-100%         $10,000      |        |   |NC-100%                       |         |  |Neckura-100%     DM 1,643,149 |
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |             RP&C             |        |   |           SUN DIRECT         |         |  |           SVM SALES          |
         |         INTERNATIONAL        |        |   |        VERSICHERUNGS -       |         |  |             GmbH             |
         |                              |        |   |       AKTIENGESCLISCHAFT     |         |  |                              |
         |Common Stock:    1,115        |        |   |Common Stock:    1 Share      |         |  |Common Stock:    50 Shares    |
         |------------     Shares       |---------   |------------                  |------------|------------                  |
         |                              |            |                              |            |                              |
         |                 Cost         |            |                 Cost         |            |                 Cost         |
         |                 ----         |            |                 ----         |            |                 ----         |
         |Casualty-20.6%  $2,400,740    |            |Neckura-100%     $9,600,000   |            |Neckura-100%     DM 50,000    |
         |                              |            |                 EURO         |            |                              |
         --------------------------------            --------------------------------            --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
--|------------------------------------------|-------------------------------------------|--------------------|      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     ---------------|------|--------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,320,978,093 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    116,847,783 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,206 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |....|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16.1%   $92,575           |
  |     |                              |     |    |                              |       |     |Fire-16.1%       $92,717           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |....|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |             COMPANY          |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |             |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |             |                 ----              |
  |     |                 Cost         |     |    --------------------------------             |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             ------------------|------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |                               |
  |     --------------------------------     |    |            (eNat)            |             ------------------|------------------
  |                                          |    |                              |             |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |             |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |....|     Single Member Limited    |             |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |             |                                   |
  |     |                              |          |                              |             |                                   |
  |     |Single Member Limited         |     |----|                              |             |Common Stock:    1,000 shares      |
  |.....|Liability Company             |     |    |                              |             |-------------                      |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-100%                 |             |                                   |
  |     |Casualty-100%                 |     |    |                              |             |                                   |
  |     |                              |     |    --------------------------------             |CalFarm Insurance                  |
  |     --------------------------------     |                                                 |Company - 100%                     |
  |                                          |    --------------------------------             ------------------|------------------
  |                                          |    |      DISCOVER INSURANCE      |                               |
  |     --------------------------------     |    |         COMPANY, LLC         |             ------------------|------------------
  |     |       AMERICAN MARINE        |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |             |                                   |
  |     |Common Stock:   20 Shares     |     |....|     Liability Company        |             |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |             |------------                       |
  |     |                 Cost         |     |    |                              |             |                                   |
  |     |                 ----         |     |    |eNat-100%                     |             |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |
  |     |      COMPANY OF FLORIDA       |    |    |                              |
  |     |                               |    |    |      Single Member Limited   |
  |     |                               |    |....|        Liability Company     |
  |     |Common Stock:    10,000 Shares |         |                              |
  |-----|-------------                  |         |                              |
        |                 Cost          |         |                              |
        |                 ----          |         |                              |
        |Casualty-100%    $300,000,000  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            June 30, 2001

                                                                                                                       (Left Side)

              |----------------------------------|-----------------------------------|----------------------------------------------
              |                                  |                                   |
--------------|--------------      --------------|--------------      ---------------|-------------   -----------------------------
| NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |   |   NFS DISTRIBUTORS, INC.  |
|     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |   |           (NFSDI)         |
|                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |   |                           |
| Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |   |                           |
| ------------  Shares      |      | ---------------           |      |               Cost        |   |                           |
|                           |      |                           |      |               ----        |   |                           |
| NFS-100%                  |      | NFS-100%                  |      | NFS-100%      $3,000,000  |   | NFS-100%                  |
---|-------------------------      -----------------------------      -----------------------------   --------------|--------------
   |
   |                                                                       |----------------------------------------|---------------
   |  -----------------------------                      ------------------|----------                --------------|--------------
   |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |                |     NATIONAL DEFERRED     |
   |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |                |     COMPENSATION, INC.    |
   |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |                |                           |
   |  | Common Stock: 7,676       |                      |                           |                |                           |
   |--| ------------  Shares      |                      |                           |                |                           |
   |  |                           |                      |                           |                |                           |
   |  |               Cost        |                      | Common Stock: 1,000 Shares|                |                           |
   |  |               ----        |                      | ------------              |                |                           |
   |  | NW Life-100%  $5,996,261  |                      | NFSDI-100%                |                | NFSDI-100%                |
   |  -----------------------------                      --------------|--||----------                --------------||-------------
   |                                                                   |  ||                                        ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------               ||
   |  |    NATIONWIDE LIFE AND    |      |     FINANCIAL HORIZONS    | |  ||  |                     |               ||
   |  | ANNUITY INSURANCE COMPANY |      |    DISTRIBUTORS AGENCY    | |  ||  |                     |               ||
   |  |                           |      |      OF ALABAMA, INC.     | |  ||  |                     |               ||
   |  | Common Stock: 66,000      |      |                           | |  ||  |      FLORIDA        |               ||
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  |      RECORDS        |===============||
   |  |                           |      | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
   |  |                           |      |                           | |  ||  |        INC          |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $58,070,003  |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE INVESTMENT   |      |    LANDMARK FINANCIAL     | |  ||  |                     |
   |  |   SERVICES CORPORATION    |      |        SERVICES OF        | |  ||  |                     |
   |  |                           |      |       NEW YORK, INC.      | |  ||  |                     |
   |  | Common Stock: 5,000       |      |                           | |  ||  |                     |
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |  |                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |      OF OHIO, INC   |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $529,728     |      | NFIDAI-100% $10,100       | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE FINANCIAL    |      |     FINANCIAL HORIZONS    | |  ||  |                     |
   |  |       ASSIGNMENT          |      |      SECURITIES CORP.     | |  ||  |                     |
   |  |        COMPANY            |      |                           | |  ||  |                     |
   |  |                           |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |--|                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  |                           |      |               ----        | |  ||  |                     |
   |  | NW Life-100%              |      | NFIDAI-100% $153,000      | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |     NATIONWIDE REALTY     |      |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
   |  |      INVESTORS, LTD.      |      |                           | |  ||  |                     |
   |  |                           |      |                           | |  ||  |                     |
   |  | Units:                    |      | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
   |--| ------                    |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |    OF TEXAS, INC    |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  | NW Life-70%               |      |               ----        | |  ||  |                     |
   |  | NW Mutual-30%             |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
   |  |       PROPERTIES, LTD.    |      | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
   |  |                           |      |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
   |  | Units:                    |      |       INC. OF MASS.       | |  ||  |                     |
   |--| ------                    |      |                           |--  ||  |Common Stock: 750    |
   |  |                           |      |Common Stock: 100 Shares   | |  ||--|------------  Shares |
   |  |                           |      |------------               | |      |                     |
   |  | NW Life-97.6%             |      |                           | |      |                     |
   |  | NW Mutual-2.4%            |      |NFIDAI-100%                | |      |NFIDAI-100%          |
   |  -----------------------------      ----------------------------- |      -----------------------
   |  -----------------------------      ----------------------------- |
   |  |   NATIONWIDE COMMUNITY    |      |   NATIONWIDE FINANCIAL    | |
   |  |   DEVELOPMENT CORP., LLC  |      | INSTITUTION DISTRIBUTORS  | |
   |  |                           |      |        AGENCY, INC.       | |
   |  | Units:                    |      |       OF NEW MEXICO       |--
    --| ------                    |      |                           |
      |                           |      |Common Stock: 100 Shares   |
      |                           |      |------------               |
      | NW Life-6.7%              |      |                           |
      | NW Indemnity-3.3%         |      |NFIDAI-100%                |
      -----------------------------      -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,320,978,093 |
                                                  |FIRE            649,510    116,847,783 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |Class B      NW Corp-100%  |
                                                      ---------------|-------------
                                                                     |
-------------------------------------|-------------------------|--------------------------|-------------------------|
                                     |                         |                          |                         |
                         ------------|------------ ------------|------------ -------------|------------ ------------|-------------
                         |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |VILLANOVA CAPITAL, INC. |
                         |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
                         |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
                         |                       | |------------- Shares   | |                        | |NFS-96%                 |
                         |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
                         |                       | |              ----     | |              ----      | |---------------  Shares |
                         | NFS-100%              | |NFS-100%   $3,500,000  | | NFS-100%     $2,839,392| |NFS-100%                |
                         ------------------------- ------------------------- -------------------------- ------------|-------------
                                                                                                                    |
--------------|-----------------------|--------------------------|                        |-------------------------|---------------
              |        ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
              |        |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | | VILLANOVA S.A. CAPITAL| |    MORLEY FINANCIAL   |
              |        |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (VSA)       | |SERVICES, INC. (MORLEY)|
              |        |                          | |Common Stock:  236,494  | |                       | |Common Stock:  82,343  |
              |        |Common Stock:   Control   | |-------------  Shares   | |                       | |------------   Shares  |
              |        |-------------   -------   | |                        | |                       | |                       |
              |        |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
              |        |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
              |        --------|------------------- -------------|------------ -----------------|------- -----------|-------------
              |                |                                 |                              |                   |
              |                |                                 |                              |                   |------------|
              |                |                                 |                              |                                |
--------------|------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|  NATIONWIDE RETIREMENT  |    |   |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |         NATIONWIDE       |  |
|   PLAN SERVICES, INC.   |    |   |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
|                         |    |   |                          |  |  |      NEW MEXICO        |  |  |                          |  |
|Common Stock:  Control:  |    |   |Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
|-------------  --------  |    |   |------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
|Class A          NFS-100%|    |   |              Cost        |  |  |               Cost     |  |  |              Cost        |  |
|Class B        NFSDI-100%|    |   |              ----        |  |  |               ----     |  |  |              ----        |  |
|                         |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |VSA-100%      $5,000      |  |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|    401(k) INVESTMENT    |    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
|      SERVICES, INC.     |    |   |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |      SO. DAKOTA        |  |  |                          |  |
|Common Stock: 1,000,000  |    |   |Common Stock: 1,000       |  |  | Common Stock: 1,000    |  |  |                          |  |
|------------  Shares     |----|   |------------- Shares      |--|--| ------------- Shares   |  |==|     LUXEMBOURG SICAV     |  |--
|                         |    |   |              Cost        |  |  |               Cost     |  |  |                          |  |
|               Cost      |    |   |              ----        |  |  |               ----     |  |  |                          |  |
|               ----      |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |                          |  |
|401(k)-100%    $7,800    |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |                                 |                              |                                |
                               |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |   |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |  VILLANOVA DISTRIBUTION  |  |
|    401(k) INVESTMENT    |    |   |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
|      ADVISORS, INC.     |    |   |         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
|                         |    |   |Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
|Common Stock:  1,000     |    |   |------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
|------------   Shares    |----|   |              Cost        |  |  |              Cost      |  |  |              Cost        |  |
|                         |    |   |              ----        |  |  |              ----      |  |  |              ----        |  |
|               Cost      |    |   |NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |VSA-100%      $146,653    |  |
|               ----      |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|401(k)-100%    $1,000    |    |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   CORVIANT CORPORATION   |  |
---------------------------    |   |      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |           (CC)           |  |
|   THE 401(k) COMPANY    |    |   |       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
|                         |    |   |Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
|Common Stock: 855,000    |    |   |------------- Shares      |--|==|                        |  |--|Series A Preferred:250,000|  |--
|------------  Shares     |----|   |                          |  |  |                        |     |------------------ Shares |  |
|                         |    |   |              Cost        |  |  |                        |     |                   Cost   |  |
|              Cost       |    |   |              ----        |  |  |                        |     |                   ----   |  |
|              ----       |    |   |NRS-100%      $1,000      |  |  |                        |     |VSA-100%       $10,000,000|  |
|401(k)-100%   $1,000     |    |   ----------------------------  |  --------------------------     -----------------.----------  |
---------------------------    |                                 |                                                  .            |
                               |   ----------------------------  |  --------------------------     -----------------.----------  |
---------------------------    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |     | VILLANOVA SECURITIES, LLC|  |
|                         |    |   |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |     |                          |  |
|                         |    |   |                          |  |  |        OKLAHOMA        |     |                          |  |
|  RIVERVIEW AGENCY, INC. |    |   |Common Stock: 500         |  |  |                        |     |                          |  |
|                         |====|   |------------- Shares      |--|==|                        |     |                          |  |--
|                         |        |              Cost        |  |  |                        |     |                          |  |
|                         |        |              ----        |  |  |                        |     |                          |  |
|                         |        |NRS-100%      $500        |  |  |                        |     |CC-100%                   |  |
---------------------------        ----------------------------  |  --------------------------     ----------------------------  |
                                                                 |                                                               |
                                   ----------------------------  |  --------------------------     ----------------------------  |
                                   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |     |    PORTLAND INVESTMENT   |  |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |     SOLUTIONS, INC.    |     |       SERVICES, INC.     |  |
                                   |                          |  |  |        OF TEXAS        |     |                          |  |
                                   |Common Stock: 1,000       |-- ==|                        |     |Common Stock: 1,000       |--|--
                                   |------------- Shares      |     |                        |     |------------- Shares      |  |
                                   |              Cost        |     |                        |     |              Cost        |  |
                                   |              ----        |     |                        |     |              ----        |  |
                                   |NRS-100%      $1,000      |     |                        |     |Morley-100%   $25,000     |  |
                                   ----------------------------     --------------------------     ----------------------------  |
                                                                                                                                 |
                                                                                                   ----------------------------  |
                                                                                                   |         MORLEY &         |  |
                                                                                                   |     ASSOCIATES, INC.     |  |
                                                                                                   |                          |  |
                                                                                                   |Common Stock: 3,500       |--|
                                                                                                   |------------- Shares      |
                                                                                                   |              Cost        |
                                                                                                   |              ----        |
                                                                                                   |Morley-100%   $1,000      |
                                                                                                   ----------------------------

                                                                                                                            (Right)
















------------------------|------------------------------|------------------|-------------------|
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
         ---------------|--------------   -------------|----------------- |      -------------|--------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        | |      |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      | |      |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             | |      |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    | |  |---|Common Stock:  100 Shares |
         |------------                | | |------------                 | |  |   |------------              |
         |               Cost         | | |               Cost          | |  |   |               Cost       |
         |               ----         | | |               ----          | |  |   |               ----       |
         |NW Corp.-100%  $606,434,210 | | |NW Corp.-100%  $25,683,532   | |  |   |                          |
         |                            | | |------------------------------ |  |   |NW Corp.-100%  $19,103,732|
         |(See Page 3)                |   |                               |  |   ----------------------------
         ------------------------------ | |------------------------------ |  |   ----------------------------
                                        | |  MEDPROSOLUTIONS, INC.      | |  |   |    NATIONWIDE MANAGEMENT |
         ------------------------------ --|                             | |  |   |        SYSTEMS, INC.     |
         |    VILLANOVA MUTUAL FUND   | | |               Cost          | |  |   |                          |
         |     CAPITAL TRUST (VMF)    | | |               ----          | |  |---|Common Stock:  100 Shares |
----|----|                            | | |Gates-100%     $6,700,000    | |  |   |-------------             |
    |    |                            | | |                             | |  |   |               Cost       |
    |    |                            | | |                             | |  |   |               ----       |
    |    |                            | | ------------------------------- |  |   |NHP Inc.-100%  $25,149    |
    |    |                            | |                                 |  |   ----------------------------
    |    |                            | | |------------------------------ |  |   ----------------------------
    |    |   DELAWARE BUSINESS TRUST  | | |     GATES MCDONALD &        | |  |   |         NATIONWIDE       |
    |    ------------------------------ | | COMPANY OF NEW YORK, INC.   | |  |   |        AGENCY, INC.      |
    |                                   --|                             | |  |   |                          |
    |    ------------------------------ | |Common Stock:  3 Shares      | |  |---|Common Stock:  100 Shares |
    |    |        NORTHPOINTE         | | |------------                 | |      |------------              |
    |    |        CAPITAL LLC         | | |               Cost          | |      |               Cost       |
    |    |                            | | |               ----          | |      |               ----       |
    |....|                            | | |Gates-100%     $106,947      | |      |NHP Inc.-99%   $116,077   |
         |                            | | ------------------------------- |      ----------------------------
         |                            | |                                 |
         |                            | | ------------------------------- |      ----------------------------
         |VILLANOVA CAPITAL, INC.-65% | | |      GATES MCDONALD &       | |      |   MRM INVESTMENTS, INC.  |
         ------------------------------ | |     COMPANY OF NEVADA       | |      |                          |
                                        --|                             | |----- |                          |
         ------------------------------ | |Common Stock:  40 Shares     |        |                          |
         |     EXCALIBER FUNDING      | | |------------                 |        |                          |
         |        CORPORATION         | | |               Cost          |        |CORP.-100%                |
---------|Common Stock: 1,000 Shares  | | |               ----          |        ----------------------------
         |-------------               | | |Gates-100%     $93,750       |
         |              Cost          | | -------------------------------
         |              ----          | |
         |Morley-100%   $1,000        | | -------------------------------
         ------------------------------ | |       GATES MCDONALD        |
                                        | |      HEALTH PLUS, INC.      |
         ------------------------------ --|                             |
         |      CALIBER FUNDING       | | |Common Stock:  200 Shares    |
         |        CORPORATION         | | |------------                 |
         |                            | | |               Cost          |
---------|                            | | |               ----          |
         |                            | | |Gates-100%     $2,000,000    |
         | Morley-100%                | | -------------------------------
         |                            | |
         ------------------------------ | -------------------------------
                                        | |NEVADA INDEPENDENT COMPANIES-|
                                        | |MANUFACTURING TRANSPORTATION |
                                        | |       AND DISTRIBUTION      |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
         ------------------------------ | -------------------------------
         |      MORLEY RESEARCH       | | |      NEVADA INDEPENDENT     |
         |      ASSOCIATES, LTD.      | | |     COMPANIES-HEALTH AND    |
---------|                            | --|           NONPROFIT         |
         |Common Stock:  1,000 Shares | | |Common Stock:  1,000 Shares  |
         |-------------               | | |------------                 |
         |               Cost         | | |                             |
         |               ----         | | |Gates-100%                   |
         |Morley-100%    $1,000       | | -------------------------------
         ------------------------------ |
                                        | -------------------------------
         ------------------------------ | |     NEVADA INDEPENDENT      |
         |       MORLEY CAPITAL       | | |   COMPANIES-CONSTRUCTION    |
         |         MANAGEMENT         | --|                             |
         |                            | | |Common Stock:  1,000 Shares  |
---------|Common Stock:  500 Shares   | | |------------                 |
         |-------------               | | |                             |
         |                Cost        | | |Gates-100%                   |
         |                ----        | | -------------------------------
         |Morley-100%     $5,000      | |
         ------------------------------ | -------------------------------
                                        | |     NEVADA INDEPENDENT      |
         ------------------------------ | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      -- Solid Line
         |     UNION BOND & TRUST     | --|         ENTERTAINMENT       |       Contractual Association   -- Double Line
         |           COMPANY          |   |                             |       Limited Liability Company -- Dotted Line
         |                            |   |Common Stock:  1,000 Shares  |
---------|Common Stock:  2,000 Shares |   |------------                 |
         |------------                |   |                             |
         |               Cost         |   |Gates-100%                   |       June 30, 2001
         |               ----         |   -------------------------------
         |Morley-100%    $50,000      |
         ------------------------------
                                                                                                                    Page 2

                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |    VILLANOVA GLOBAL ASSET    |            |   NATIONWIDE GLOBAL HOLDINGS    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |   - HONG KONG, LIMITED          |       |          NETHERLANDS B.V.       |
      |          (VGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | VGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |   NATIONWIDE UK HOLDING      |  |    |    |      GARTMORE FUND MANAGERS     |   |   |     FENPLACE TWO LTD. (FKA)     |
      |       COMPANY, LTD.          |  |    |    |       INTERNATIONAL LIMITED     |   |   |       NATWEST INVESTMENT        |
      |          (NUKHCL)            |  |    |    |              (GFMI)             |   |   |    MANAGEMENT LIMITED (FTL)     |
      |                              |  |    |----|                                 |   |   |                                 |
      |                              |  |    |    | GISL - 99.99%                   |   |   |                                 |
      | NUKAMHL - 100%               |  |    |    | GSL - .01%                      |   |   | GIM - 100%                      |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |      GARTMORE SECRETARIES       |   |   |    GARTMORE INVESTMENT MGMT.    |
      |       HOLDINGS PLC           |  |    |    |          (JERSEY) LTD.          |   |   |  (CHANNEL ISLAND) LTD. (GIMCIL) |
      |          (AMH)               |  |    |    |                                 |   |   |  (FKA) NATWEST INVESTMENT MGMT. |
      |                              |  |    |----| GFMI - 94%                      |   |---|      CHANNEL ISLANDS LIMITED    |
      |                              |  |         | GSL - 3%                        |   |   | FTL - 99.99%                    |
      | NUKHCL - 100%                |  |         | GIM - 3%                        |   |   | Corp Share Ltd. - .01%          |
      ----------------|---------------  |         -----------------------------------   |   -----------------------------------
                      |                 |                                               |
                      |                 |                                               |
                      |                 |                                               |
      ----------------|---------------  |                                               |   -----------------------------------
      |    GARTMORE INVESTMENT       |  |                                               |   |    GARTMORE SECURITIES LTD.     |
      |       MANAGEMENT PLC         |  |                                               |   |               (GSL)             |
      |          (GIM)               |  |                                               |   |                                 |
      |                              |--|                                               |---|                                 |
      | AMH - 99.99%                 |                                                      | GIM - 99.99%                    |
      | GNL - .01%                   |                                                      | GNL - .01%                      |
      --------------------------------                                                      -----------------------------------

                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | CASUALTY  12,992,922   $1,320,978,093 |
                                           | FIRE         649,510      116,847,783 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $606,434,210  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. ZO.O.      |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE INVESTMENT LTD.    |        |       |    GARTMORE SCOTLAND LTD.    |
                |       |           (GIL)              |        |       |           (GSCL)             |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GNL - 50%                    |        |       | GNL - .01%                   |
                |       ---------------|----------------        |       --------------------------------
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    DAMIAN SECURITIES LTD.    |
                |       |          LIMITED             |        |       |                              |
                |       |                              |        |-------|                              |
                |       | GIL - 100%                   |        |       | GIM - 50%                    |
                |       |                              |        |       | GSL - 50%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE NOMINEES LTD.    |
                |       |     (GENERAL PARTNER)        |        |       |             (GNL)            |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GSL - 50%                    |        |       | GSL - .01%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |    GARTMORE PENSION FUND     |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GNL - 50%                    |        |       | GSL - 1%                     |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |       |       GIL NOMINEES LTD.      |
                |       |    (GENERAL PARTNER)         |        |       |                              |
                |-------|                              |        |-------|                              |
                        | GIM - 50%                    |                | GIM - 50%                    |
                        | GSL - 50%                    |                | GSL - 50%                    |
                        --------------------------------                --------------------------------

                                                                                                                      (Right side)































------------------|---------|-----------------|------------------------------------|
                  :         |                 :                                    |
   ---------------|-------- | ----------------|----------------   -----------------|---------------
   |   NATIONWIDE GLOBAL  | | |    NATIONWIDE TOWARZYSTWO     |   |   NATIONWIDE GLOBAL HOLDINGS, |
   |     FINANCE, LLC     | | |   UBEZPIECZEN NA ZYCIE SA     |   |    INC. - LUXEMBOURG BRANCH   |
   |                      | | |                               |   |            (BRANCH)           |
   | Single Member Limited| | | Common Stock: 1,952,000 Shares|   |                               |
   |    Liability Company | | | ------------                  |   |                               |
   |                      | | |                               |   |                               |
   | NGH - 100%           | | | NGH - 100%                    |   | Endowment Capital - $1,000,000|
   ------------------------ | ----------------|----------------   -----------------|---------------
                            |                 |                                    |
-|                          |                 |                                    |
 |                          |                 |                                    |
 | ------------------------ | ----------------|----------------   ---------------------------------
 | |      VICPIC LTD.     | | |     NATIONWIDE FINANCIAL      |   |      NGH LUXEMBOURG S.A.      |
 | |                      | | |            SP. ZO.O.          |   |            (LUX SA)           |
 | |                      | | |                               |   |                               |
 |-|                      | | |                               | |-|Common Stock:    5,894 Shares  |
 | |                      | | | Common Stock: 40,950 Shares   | | |------------                   |
 | |                      | | | ------------                  | | |                 Cost          |
 | | GIM - 99.99%         | | |                               | | |                 -----         |
 | | GSCL - .01%          | | | NGH - 100%                    | | |BRANCH-99.98%      115,470,723 |
 | |                      | | |                               | | |                   EURO        |
 | ------------------------ | --------------------------------- | ---------------------------------
 |                          |                                   |
 |                          |                                   |
 | ------------------------ | --------------------------------- | ---------------------------------
 | | GARTMORE EUROPE LTD. | | |        SIAM AR-NA-KHET        | | |         NGH UK, LTD.          |
 | |                      | | |      COMPANY LTD. (SIAM)      | | |                               |
 |-|                      | |.|                               | |-|                               |
 | | GIM - 50%            |   |                               | | |                               |
 | | GSL - 50%            |   | NGH - 48.99%                  | | | LUX SA - 100%                 |
 | ------------------------   ----------------|---------------- | ---------------------------------
 |                                            :                 |
 |                                            :                 |
 | ------------------------   ----------------|---------------- | ---------------------------------  -------------------------------
 | |   GARTMORE CAPITAL   |   |         THAI PRASIT           | | |  NATIONWIDE GLOBAL HOLDINGS   |  |NATIONWIDE HOLDINGS SA (NHSA)|
 | |    MANAGEMENT LTD.   |   |    NATIONWIDE COMPANY LTD.    | | |  - NGH BRASIL PARTICIPACOSES  |  |                             |
 | |         (GCM)        |   |                               | | |      LTDA (NGH BRASIL)        |  |                             |
 |-|                      |   |                               | |-|                               |  |       Shares      Cost      |
   |                      |   |                               | | |         Shares     Cost       |--|       ------      ----      |
   |                      |   |                               | | |         ------     -----      |  |NGH                          |
   | GIM - 99.99%         |   | NGH - 24.3%                   | | | LUX SA  6,164,899  R6,164,889 |  |BRASIL 42,900,999 R42,900,999|
   | GSL - .01%           |   | SIAM - 37.7%                  | | | NGH     1          R1         |  |LUX SA 1          R1         |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
                  |                                             |                  |                                |
                  |                                             |                  |                                |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
   |   GARTMORE U.S. LT   |   |        PANEUROLIFE (PEL)      | | |   NATIONWIDE SEGURADORA S.A.  |  |  DINAMICA PARTICIPACOSES SA |
   |         (GUS)        |   |                               | | |                               |  |           (DPSA)            |
   |                      |   | Common Stock: 1,300,000 Shares| | |         Shares     Cost       |  |       Shares      Cost      |
   |                      |   | -------------   Cost          |-| |         ------     -----      |  |       ------      ----      |
   |                      |   |                 ----          |   | NGH                           |  |NHSA  132,522,386 R14,723,256|
   |                      |   | LUX SA - 100%   3,817,832,685 |   | BRASIL  9,999,999  R9,999,999 |  |NGH                          |
   | GCM - 100%           |   | LUF                           |   | LUX SA  1          R1         |  | BRASIL 1         R1,472     |
   ---------------|--------   -----------------|---------------   ---------------------------------  ---------------|---------------
                  |                            |                                                                    |
                  |                            |                                                                    |
   ---------------|--------   -----------------|---------------                                      ---------------|---------------
   |    GARTMORE GLOBAL   |   |           VERTBOIS, SA        |                                      |  NATIONWIDE MARITIMA VIDA e |
   |       PARTNERS       |   |                               |                                      |        PREVIDENCIA SA       |
   |                      |   |                               |                                      | Common Stock:   134,822,225 |
   |                      |   |                               |                                      | ------------    Shares      |
   | GUS - 50%            |   | PEL - 99.99%                  |                                      |                             |
   | GSL - 50%            |   | LUX SA - .01%                 |                                      |                 Cost        |
   ------------------------   ---------------------------------                                      |                 ----        |
                                                                                                     | DSPA - 86.4%    R14,128,512 |
                                                                                                     -------------------------------








                                                                                        Subsidiary Companies-- Solid Line
                                                                                        Contractual Association-- Double Line
                                                                                        Limited Liability Company-- Dotted Line

                                                                                        June 30, 2001                       Page 3

Item 27.    NUMBER OF CONTRACT OWNERS

            The number of contract owners of Qualified and Non-Qualified Contracts as of February 12, 2001 was 79,470 and 68,891 respectively.

Item 28.    INDEMNIFICATION

            Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    PRINCIPAL UNDERWRITER

            (a)(1)Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, and Nationwide VLI Separate Account-4, all of which are separate investment accounts of Nationwide or its affiliates.

            (a)(2)Security Distributors, Inc. ("SDI"), a subsidiary of
                  Security Benefit Life Insurance Company ("SBL"), acts as distributor of the Contract issued under SBL Variable Annuity Account XIV. SDI performs similar functions for SBL Variable Annuity Accounts I, III, and IV, SBL Variable Life Insurance Account Varilife, Security Varilife Separate Account, SBL Variable Annuity Account VIII (Variflex LS, Variflex Signature, and Extra Credit), Variable Annuity Account XI, and Parkstone Variable Annuity Separate Account. SDI also acts as principal underwriter for the following management investment companies for which Security Management Company, LLC, an affiliate of SBL, acts as investment adviser: Security Equity Fund, Security Income Fund, Security Growth and Income Fund, Security Municipal Bond Fund, SBL Fund and Security Ultra Fund.

            (a)(3)Waddell & Reed, Inc. serves as principal underwriter and general distributor for the Nationwide Variable Account - 9 and Nationwide VA Separate Account - D. In addition Waddell & Reed, Inc. serves as principal underwriter and general distributor for the:
                  Waddell & Reed Advisors Funds
                     Waddell & Reed Advisors Funds, Inc.
                        Waddell & Reed Advisors Accumulative Fund
                        Waddell & Reed Advisors Bond Fund
                        Waddell & Reed Advisors Income Fund
                        Waddell & Reed Advisors Science and Technology Fund

                        Waddell & Reed Advisors Asset Strategy Fund, Inc. Waddell & Reed Advisors Cash Management, Inc.
                        Waddell & Reed Advisors Continental Income Fund, Inc. Waddell & Reed Advisors Global Bond Fund (formerly,
                           Waddell & Reed Advisors High Income Fund II, Inc.)
                        Waddell & Reed Advisors Government Securities Fund,
                           Inc.
                        Waddell & Reed Advisors High Income Fund, Inc.
                        Waddell & Reed Advisors International Growth Fund, Inc. Waddell & Reed Advisors Municipal Bond Fund, Inc. Waddell & Reed Advisors Municipal High Income Fund, Inc. Waddell & Reed Advisors New Concepts Fund, Inc.
                        Waddell & Reed Advisors Retirement Shares, Inc.
                        Waddell & Reed Advisors Small Cap Fund, Inc.
                        Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. Waddell & Reed Advisors Vanguard Fund, Inc.
                     W&R Funds, Inc.
                        Asset Strategy Fund
                        High Income Fund
                        International Growth Fund
                        Large Cap Growth Fund
                        Limited-Term Bond Fund
                        Mid Cap Growth Fund
                        Money Market Fund Municipal Bond Fund
                        Science and Technology Fund
                        Small Cap Growth Fund
                        Tax-Managed Equity Fund
                        Total Return Fund
                     Target/United Funds, Inc. (to be renamed W&R/Target
                        Funds, Inc.)
                        Asset Strategy Portfolio
                        Balanced Portfolio
                        Bond Portfolio
                        Growth Portfolio
                        High Income Portfolio
                        Income Portfolio
                        International Growth Portfolio
                        Large Cap Growth Portfolio
                        Mid Cap Growth Portfolio
                        Science and Technology Portfolio
                        Small Cap Growth Portfolio
                        Tax-Managed Equity Portfolio
                        Total Return Portfolio.

(b)(1)            NATIONWIDE INVESTMENT SERVICES CORPORATION
                             DIRECTORS AND OFFICERS


                                                                     POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                         WITH UNDERWRITER
W.G. Jurgensen                                              Chairman and Chief Executive Officer and
One Nationwide Plaza                                                        Director
Columbus, OH 43215

Joseph J. Gasper                                                   Chairman of the Board and
One Nationwide Plaza                                                        Director
Columbus, OH 43215

Richard A. Karas                                                   Vice Chairman and Director
One Nationwide Plaza
Columbus, OH 43215

Duane C. Meek                                                              President
One Nationwide Plaza
Columbus, OH 43215

Philip C. Gath                                                              Director
One Nationwide Plaza
Columbus, OH 43215

Susan A. Wolken                                                             Director
One Nationwide Plaza
Columbus, OH 43215

Robert A. Oakley                                                   Executive Vice President -
One Nationwide Plaza                                                Chief Financial Officer
Columbus, OH 43215

Robert J. Woodward, Jr.                                            Executive Vice President -
One Nationwide Plaza                                                Chief Investment Officer
Columbus, OH 43215

Mark R. Thresher                                              Senior Vice President and Treasurer
One Nationwide Plaza
Columbus, OH 43215

Barbara J. Shane                                              Vice President - Compliance Officer
Two Nationwide Plaza
Columbus, OH 43215

Alan A. Todryk                                                     Vice President - Taxation
One Nationwide Plaza
Columbus, OH 43215
John F. Delaloye                                                      Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

Glenn W. Soden
One Nationwide Plaza                                         Associate Vice President and Secretary
Columbus, OH 43215

E. Gary Berndt                                                        Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215

                     NATIONWIDE INVESTMENT SERVICES CORPORATION
                         DIRECTORS AND OFFICERS (CONT.)


                                                                     POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                         WITH UNDERWRITER
Carol L. Dove                                 Associate Vice President -Treasury Services and Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215

Terry C. Smetzer                                                      Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215


(b)(2)                          SDI DIRECTORS AND OFFICERS


                                                                     POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                         WITH UNDERWRITER
Gregory J. Garvin                                                          President
700 SW Harrison
Topeka, Kansas 66636-0001

John D. Cleland                                                   Vice President and Director
700 SW Harrison
Topeka, Kansas 66636-0001

James R. Schmank                                                            Director
700 SW Harrison
Topeka, Kansas 66636-0001

Mark E. Young                                                               Director
700 SW Harrison
Topeka, Kansas 66636-0001

Amy J. Lee                                                                 Secretary
700 SW Harrison
Topeka, Kansas 66636-0001

Brenda M. Harwood                                                    Treasurer and Director
700 SW Harrison
Topeka, Kansas 66636-0001



(b)(3)                                 WADDELL & REED, INC.
                                     DIRECTORS AND OFFICERS


                                                                     POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                         WITH UNDERWRITER
Keith A. Tucker                                                 Director, Chairman of the Board
6300 Lamar Ave.
Overland Park, KS 66202

Robert L. Hechler                                             Director, President, Chief Executive
6300 Lamar Ave.                                                       Officer and Treasurer
Overland Park, KS 66202

Henry J. Herrmann                                                           Director
6300 Lamar Ave.
Overland Park, KS 66202

(b)(3)(cont.)                          WADDELL & REED, INC.
                                     DIRECTORS AND OFFICERS

                                                                     POSITIONS AND OFFICES
NAME AND BUSINESS ADDRESS                                              WITH UNDERWRITER
Robert J. Williams                                                  Executive Vice President
6300 Lamar Ave.                                                     and National Sales Manager
Overland Park, KS 66202

Thomas W. Butch                                                     Executive Vice President
6300 Lamar Ave.                                                   and Chief Marketing Officer
Overland Park, KS 66202

Daniel C. Schulte                                               Senior Vice President, Secretary
6300 Lamar Ave.                                                     and Chief Legal Officer
Overland Park, KS 66202



(c)(1)
         NAME OF PRINCIPAL              NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
            UNDERWRITER                 DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                                        COMMISSIONS              ANNUITIZATION
         Nationwide Investment          N/A                      N/A                     N/A                N/A
         Services Corporation



(c)(2)
         NAME OF PRINCIPAL              NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
           UNDERWRITER                  DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                                        COMMISSIONS              ANNUITIZATION
         Security Distributors, Inc.    N/A                      N/A                     N/A                N/A




(c)(3)
         NAME OF PRINCIPAL              NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
            UNDERWRITER                 DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                                        COMMISSIONS              ANNUITIZATION
         Waddell & Reed, Inc.           N/A                      N/A                     N/A                N/A


Item 30.    LOCATION OF ACCOUNTS AND RECORDS

            John Davis
            Nationwide Life Insurance Company
            One Nationwide Plaza
            Columbus, OH  43215

Item 31.    MANAGEMENT SERVICES
            Not Applicable

Item  32.   UNDERTAKINGS

            The Registrant hereby undertakes to:

            (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

            (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

            (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

            The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
            Section 403(b)(11) of the Internal Revenue Code.

            Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                                   SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Post-Effective Amendment No. 15 and has caused this Post-Effective Amendment No. 15 to the Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 4th day of October, 2001.


                                        NATIONWIDE VARIABLE ACCOUNT-9
                                 -----------------------------------------------
                                                 (Registrant)
                                        NATIONWIDE LIFE INSURANCE COMPANY
                                 -----------------------------------------------
                                                 (Depositor)

                                             By/s/STEVEN SAVINI
                                 -----------------------------------------------
                                                  Steven Savini


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 4th day of October, 2001.




               SIGNATURE                                   TITLE
LEWIS J. ALPHIN                                           Director
-----------------------------------
Lewis J. Alphin

A. I. BELL                                                Director
-----------------------------------
A. I. Bell

YVONNE M. CURL                                            Director
-----------------------------------
Yvonne M. Curl

KENNETH D. DAVIS                                          Director
-----------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                            Director
-----------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                          Director
-----------------------------------
Willard J. Engel

FRED C. FINNEY                                            Director
-----------------------------------
Fred C. Finney

JOSEPH J. GASPER                               President and Chief Operating
-----------------------------------
Joseph J. Gasper                                    Officer and Director

W.G. JURGENSEN                                    Chief Executive Officer
-----------------------------------
W.G. Jurgensen                                          And Director

DAVID O. MILLER                                  Chairman of the Board and
-----------------------------------
David O. Miller                                           Director

RALPH M. PAIGE                                            Director
-----------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                        Director
-----------------------------------
James F. Patterson

ARDEN L. SHISLER                                          Director                                By /s/ STEVEN SAVINI
-----------------------------------                                                           ------------------------------
Arden L. Shisler                                                                                        Steven Savini
                                                                                                      Attorney-in-Fact
ROBERT L. STEWART                                         Director
-----------------------------------
Robert L. Stewart